UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07651

Voya Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 to June 30, 2025

Item 1. Reports to Stockholders.

(a)            The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Global High Dividend Low Volatility Portfolio Class ADV - IGHAX

Voya Global High Dividend Low Volatility Portfolio Class I - IIGZX

Voya Global High Dividend Low Volatility Portfolio Class S - IGHSX

Voya Global High Dividend Low Volatility Portfolio Class S2 - IWTTX

Voya Index Plus LargeCap Portfolio Class ADV - VIPAX

Voya Index Plus LargeCap Portfolio Class I - IPLIX

Voya Index Plus LargeCap Portfolio Class S - IPLSX

Voya Index Plus MidCap Portfolio Class I - IPMIX

Voya Index Plus MidCap Portfolio Class S - IPMSX

Voya Index Plus SmallCap Portfolio Class I - IPSIX

Voya Index Plus SmallCap Portfolio Class S - IPSSX

Voya International Index Portfolio Class ADV - IIIAX

Voya International Index Portfolio Class I - IIIIX

Voya International Index Portfolio Class S - INTIX

Voya International Index Portfolio Class S2 - ISIIX

Voya Russell™ Large Cap Growth Index Portfolio Class ADV - IRLAX

Voya Russell™ Large Cap Growth Index Portfolio Class I - IRLNX

Voya Russell™ Large Cap Growth Index Portfolio Class S - IRLSX

Voya Russell™ Large Cap Index Portfolio Class ADV - IRLIX

Voya Russell™ Large Cap Index Portfolio Class I - IIRLX

Voya Russell™ Large Cap Index Portfolio Class S - IRLCX

Voya Russell™ Large Cap Index Portfolio Class S2 - IRLUX

Voya Russell™ Large Cap Value Index Portfolio Class ADV - IRVAX

Voya Russell™ Large Cap Value Index Portfolio Class I - IRVIX

Voya Russell™ Large Cap Value Index Portfolio Class S - IRVSX

Voya Russell™ Mid Cap Growth Index Portfolio Class I - IRGJX

Voya Russell™ Mid Cap Growth Index Portfolio Class S - IRGUX

Voya Russell™ Mid Cap Growth Index Portfolio Class S2 - IRGVX

Voya Russell™ Mid Cap Index Portfolio Class ADV - IRMAX

Voya Russell™ Mid Cap Index Portfolio Class I - IIRMX

Voya Russell™ Mid Cap Index Portfolio Class S - IRMCX

Voya Russell™ Mid Cap Index Portfolio Class S2 - IRMTX

Voya Russell™ Small Cap Index Portfolio Class ADV - IRSIX

Voya Russell™ Small Cap Index Portfolio Class I - IIRSX

Voya Russell™ Small Cap Index Portfolio Class S - IRSSX

Voya Russell™ Small Cap Index Portfolio Class S2 - IRCIX

Voya Small Company Portfolio Class ADV - IASCX

Voya Small Company Portfolio Class I - IVCSX

Voya Small Company Portfolio Class R6 - VSPRX

Voya Small Company Portfolio Class S - IVPSX

Voya U.S. Bond Index Portfolio Class ADV - ILUAX

Voya U.S. Bond Index Portfolio Class I - ILBAX

Voya U.S. Bond Index Portfolio Class S - ILABX

Voya U.S. Bond Index Portfolio Class S2 - IUSBX

Voya VACS Index Series EM Portfolio Portfolio - VVIEX

Voya VACS Index Series I Portfolio Portfolio - VVIIX

Voya VACS Index Series MC Portfolio Portfolio - VVIMX

Voya VACS Index Series SC Portfolio Portfolio - VVICX

Class ADV: IGHAX

Voya Global High Dividend Low Volatility Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$58	1.10%

Fund Statistics

  Total Net Assets$492,433,265
  # of Portfolio Holdings239
  Portfolio Turnover Rate39%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Meta Platforms, Inc. - Class A	2.3%
Johnson & Johnson	1.5%
Procter & Gamble Co.	1.5%
Cisco Systems, Inc.	1.4%
AbbVie, Inc.	1.4%
Wells Fargo & Co.	1.2%
Raytheon Technologies Corp.	1.1%
AT&T, Inc.	1.1%
iShares Russell 1000 Value ETF	1.1%
Verizon Communications, Inc.	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.0%
Countries-Other	4.4%
Australia	1.3%
Switzerland	1.3%
Spain	1.4%
Netherlands	1.6%
Germany	1.6%
Italy	1.8%
France	3.0%
Canada	4.0%
United Kingdom	4.6%
Japan	4.7%
United States	68.3%

Sector Allocation

Value	Value
Financials	25.3%
Industrials	13.6%
Health Care	12.5%
Consumer Staples	9.3%
Communication Services	8.5%
Information Technology	6.6%
Energy	6.1%
Utilities	5.5%
Real Estate	4.3%
Consumer Discretionary	3.6%
Materials	2.7%
Exchange-Traded Funds	1.5%
Short-Term Investments	2.5%
Liabilities in Excess of Other Assets	(2.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IGHAX

Voya Global High Dividend Low Volatility Portfolio

92913T489-SAR

Class I: IIGZX

Voya Global High Dividend Low Volatility Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$32	0.60%

Fund Statistics

  Total Net Assets$492,433,265
  # of Portfolio Holdings239
  Portfolio Turnover Rate39%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Meta Platforms, Inc. - Class A	2.3%
Johnson & Johnson	1.5%
Procter & Gamble Co.	1.5%
Cisco Systems, Inc.	1.4%
AbbVie, Inc.	1.4%
Wells Fargo & Co.	1.2%
Raytheon Technologies Corp.	1.1%
AT&T, Inc.	1.1%
iShares Russell 1000 Value ETF	1.1%
Verizon Communications, Inc.	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.0%
Countries-Other	4.4%
Australia	1.3%
Switzerland	1.3%
Spain	1.4%
Netherlands	1.6%
Germany	1.6%
Italy	1.8%
France	3.0%
Canada	4.0%
United Kingdom	4.6%
Japan	4.7%
United States	68.3%

Sector Allocation

Value	Value
Financials	25.3%
Industrials	13.6%
Health Care	12.5%
Consumer Staples	9.3%
Communication Services	8.5%
Information Technology	6.6%
Energy	6.1%
Utilities	5.5%
Real Estate	4.3%
Consumer Discretionary	3.6%
Materials	2.7%
Exchange-Traded Funds	1.5%
Short-Term Investments	2.5%
Liabilities in Excess of Other Assets	(2.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIGZX

Voya Global High Dividend Low Volatility Portfolio

92913T471-SAR

Class S: IGHSX

Voya Global High Dividend Low Volatility Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$45	0.85%

Fund Statistics

  Total Net Assets$492,433,265
  # of Portfolio Holdings239
  Portfolio Turnover Rate39%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Meta Platforms, Inc. - Class A	2.3%
Johnson & Johnson	1.5%
Procter & Gamble Co.	1.5%
Cisco Systems, Inc.	1.4%
AbbVie, Inc.	1.4%
Wells Fargo & Co.	1.2%
Raytheon Technologies Corp.	1.1%
AT&T, Inc.	1.1%
iShares Russell 1000 Value ETF	1.1%
Verizon Communications, Inc.	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.0%
Countries-Other	4.4%
Australia	1.3%
Switzerland	1.3%
Spain	1.4%
Netherlands	1.6%
Germany	1.6%
Italy	1.8%
France	3.0%
Canada	4.0%
United Kingdom	4.6%
Japan	4.7%
United States	68.3%

Sector Allocation

Value	Value
Financials	25.3%
Industrials	13.6%
Health Care	12.5%
Consumer Staples	9.3%
Communication Services	8.5%
Information Technology	6.6%
Energy	6.1%
Utilities	5.5%
Real Estate	4.3%
Consumer Discretionary	3.6%
Materials	2.7%
Exchange-Traded Funds	1.5%
Short-Term Investments	2.5%
Liabilities in Excess of Other Assets	(2.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IGHSX

Voya Global High Dividend Low Volatility Portfolio

92913T463-SAR

Class S2: IWTTX

Voya Global High Dividend Low Volatility Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$53	1.00%

Fund Statistics

  Total Net Assets$492,433,265
  # of Portfolio Holdings239
  Portfolio Turnover Rate39%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Meta Platforms, Inc. - Class A	2.3%
Johnson & Johnson	1.5%
Procter & Gamble Co.	1.5%
Cisco Systems, Inc.	1.4%
AbbVie, Inc.	1.4%
Wells Fargo & Co.	1.2%
Raytheon Technologies Corp.	1.1%
AT&T, Inc.	1.1%
iShares Russell 1000 Value ETF	1.1%
Verizon Communications, Inc.	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.0%
Countries-Other	4.4%
Australia	1.3%
Switzerland	1.3%
Spain	1.4%
Netherlands	1.6%
Germany	1.6%
Italy	1.8%
France	3.0%
Canada	4.0%
United Kingdom	4.6%
Japan	4.7%
United States	68.3%

Sector Allocation

Value	Value
Financials	25.3%
Industrials	13.6%
Health Care	12.5%
Consumer Staples	9.3%
Communication Services	8.5%
Information Technology	6.6%
Energy	6.1%
Utilities	5.5%
Real Estate	4.3%
Consumer Discretionary	3.6%
Materials	2.7%
Exchange-Traded Funds	1.5%
Short-Term Investments	2.5%
Liabilities in Excess of Other Assets	(2.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IWTTX

Voya Global High Dividend Low Volatility Portfolio

92913T778-SAR

Class ADV: VIPAX

Voya Index Plus LargeCap Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$53	1.05%

Fund Statistics

  Total Net Assets$888,346,596
  # of Portfolio Holdings211
  Portfolio Turnover Rate33%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	7.7%
Microsoft Corp.	7.0%
Apple, Inc.	5.4%
Amazon.com, Inc.	4.1%
Alphabet, Inc. - Class A	3.7%
Meta Platforms, Inc. - Class A	3.0%
Broadcom, Inc.	2.3%
Johnson & Johnson	1.1%
Tesla, Inc.	1.1%
Berkshire Hathaway, Inc. - Class B	1.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.6%
Common Stock	98.4%

Sector Allocation

Value	Value
Information Technology	32.6%
Financials	13.5%
Communication Services	9.8%
Consumer Discretionary	9.8%
Industrials	9.1%
Health Care	8.9%
Consumer Staples	5.5%
Energy	3.1%
Utilities	2.5%
Real Estate	2.1%
Materials	1.5%
Short-Term Investments	1.6%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: VIPAX

Voya Index Plus LargeCap Portfolio

92913T216-SAR

Class I: IPLIX

Voya Index Plus LargeCap Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$28	0.55%

Fund Statistics

  Total Net Assets$888,346,596
  # of Portfolio Holdings211
  Portfolio Turnover Rate33%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	7.7%
Microsoft Corp.	7.0%
Apple, Inc.	5.4%
Amazon.com, Inc.	4.1%
Alphabet, Inc. - Class A	3.7%
Meta Platforms, Inc. - Class A	3.0%
Broadcom, Inc.	2.3%
Johnson & Johnson	1.1%
Tesla, Inc.	1.1%
Berkshire Hathaway, Inc. - Class B	1.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.6%
Common Stock	98.4%

Sector Allocation

Value	Value
Information Technology	32.6%
Financials	13.5%
Communication Services	9.8%
Consumer Discretionary	9.8%
Industrials	9.1%
Health Care	8.9%
Consumer Staples	5.5%
Energy	3.1%
Utilities	2.5%
Real Estate	2.1%
Materials	1.5%
Short-Term Investments	1.6%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPLIX

Voya Index Plus LargeCap Portfolio

92913T836-SAR

Class S: IPLSX

Voya Index Plus LargeCap Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$41	0.80%

Fund Statistics

  Total Net Assets$888,346,596
  # of Portfolio Holdings211
  Portfolio Turnover Rate33%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	7.7%
Microsoft Corp.	7.0%
Apple, Inc.	5.4%
Amazon.com, Inc.	4.1%
Alphabet, Inc. - Class A	3.7%
Meta Platforms, Inc. - Class A	3.0%
Broadcom, Inc.	2.3%
Johnson & Johnson	1.1%
Tesla, Inc.	1.1%
Berkshire Hathaway, Inc. - Class B	1.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.6%
Common Stock	98.4%

Sector Allocation

Value	Value
Information Technology	32.6%
Financials	13.5%
Communication Services	9.8%
Consumer Discretionary	9.8%
Industrials	9.1%
Health Care	8.9%
Consumer Staples	5.5%
Energy	3.1%
Utilities	2.5%
Real Estate	2.1%
Materials	1.5%
Short-Term Investments	1.6%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IPLSX

Voya Index Plus LargeCap Portfolio

92913T737-SAR

Class I: IPMIX

Voya Index Plus MidCap Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Plus MidCap Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$30	0.60%

Fund Statistics

  Total Net Assets$767,485,562
  # of Portfolio Holdings299
  Portfolio Turnover Rate32%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

EMCOR Group, Inc.	1.1%
US Foods Holding Corp.	1.1%
Equitable Holdings, Inc.	1.1%
Curtiss-Wright Corp.	1.1%
Pure Storage, Inc. - Class A	1.0%
AECOM	1.0%
Core & Main, Inc. - Class A	0.9%
Unum Group	0.9%
RPM International, Inc.	0.8%
Flex Ltd.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.0%
Common Stock	99.2%

Sector Allocation

Value	Value
Industrials	22.4%
Financials	17.8%
Consumer Discretionary	13.3%
Information Technology	11.3%
Health Care	8.9%
Real Estate	7.2%
Consumer Staples	5.1%
Materials	5.0%
Energy	3.8%
Utilities	3.1%
Communication Services	1.3%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPMIX

Voya Index Plus MidCap Portfolio

92913T687-SAR

Class S: IPMSX

Voya Index Plus MidCap Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Plus MidCap Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$42	0.85%

Fund Statistics

  Total Net Assets$767,485,562
  # of Portfolio Holdings299
  Portfolio Turnover Rate32%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

EMCOR Group, Inc.	1.1%
US Foods Holding Corp.	1.1%
Equitable Holdings, Inc.	1.1%
Curtiss-Wright Corp.	1.1%
Pure Storage, Inc. - Class A	1.0%
AECOM	1.0%
Core & Main, Inc. - Class A	0.9%
Unum Group	0.9%
RPM International, Inc.	0.8%
Flex Ltd.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.0%
Common Stock	99.2%

Sector Allocation

Value	Value
Industrials	22.4%
Financials	17.8%
Consumer Discretionary	13.3%
Information Technology	11.3%
Health Care	8.9%
Real Estate	7.2%
Consumer Staples	5.1%
Materials	5.0%
Energy	3.8%
Utilities	3.1%
Communication Services	1.3%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IPMSX

Voya Index Plus MidCap Portfolio

92913T646-SAR

Class I: IPSIX

Voya Index Plus SmallCap Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Plus SmallCap Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$29	0.60%

Fund Statistics

  Total Net Assets$361,828,412
  # of Portfolio Holdings475
  Portfolio Turnover Rate32%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

SPX Technologies, Inc.	0.8%
Merit Medical Systems, Inc.	0.7%
Mr Cooper Group, Inc.	0.7%
Sterling Infrastructure, Inc.	0.7%
Stride, Inc.	0.7%
Adtalem Global Education, Inc.	0.7%
Urban Outfitters, Inc.	0.7%
Phillips Edison & Co., Inc.	0.7%
First BanCorp/Puerto Rico	0.7%
EnPro Industries, Inc.	0.7%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.2)%
Short-Term Investments	4.6%
Common Stock	97.6%

Sector Allocation

Value	Value
Financials	19.9%
Industrials	18.7%
Information Technology	12.5%
Consumer Discretionary	12.2%
Health Care	10.3%
Real Estate	6.6%
Materials	5.0%
Energy	3.9%
Consumer Staples	3.2%
Communication Services	2.9%
Utilities	2.4%
Short-Term Investments	4.6%
Liabilities in Excess of Other Assets	(2.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPSIX

Voya Index Plus SmallCap Portfolio

92913T539-SAR

Class S: IPSSX

Voya Index Plus SmallCap Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Plus SmallCap Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$41	0.85%

Fund Statistics

  Total Net Assets$361,828,412
  # of Portfolio Holdings475
  Portfolio Turnover Rate32%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

SPX Technologies, Inc.	0.8%
Merit Medical Systems, Inc.	0.7%
Mr Cooper Group, Inc.	0.7%
Sterling Infrastructure, Inc.	0.7%
Stride, Inc.	0.7%
Adtalem Global Education, Inc.	0.7%
Urban Outfitters, Inc.	0.7%
Phillips Edison & Co., Inc.	0.7%
First BanCorp/Puerto Rico	0.7%
EnPro Industries, Inc.	0.7%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.2)%
Short-Term Investments	4.6%
Common Stock	97.6%

Sector Allocation

Value	Value
Financials	19.9%
Industrials	18.7%
Information Technology	12.5%
Consumer Discretionary	12.2%
Health Care	10.3%
Real Estate	6.6%
Materials	5.0%
Energy	3.9%
Consumer Staples	3.2%
Communication Services	2.9%
Utilities	2.4%
Short-Term Investments	4.6%
Liabilities in Excess of Other Assets	(2.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IPSSX

Voya Index Plus SmallCap Portfolio

92913T455-SAR

Class ADV: IIIAX

Voya International Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$51	0.94%

Fund Statistics

  Total Net Assets$1,212,633,438
  # of Portfolio Holdings733
  Portfolio Turnover Rate2%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

SAP SE	1.7%
ASML Holding NV	1.6%
Nestle SA	1.4%
Novartis AG	1.2%
Roche Holding AG	1.2%
Novo Nordisk A/S - Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.4%
Countries-Other	11.3%
Sweden	3.0%
Spain	3.1%
Italy	3.1%
Netherlands	4.2%
Switzerland	4.9%
Australia	6.8%
France	9.3%
United States	10.1%
Germany	10.2%
United Kingdom	11.2%
Japan	21.4%

Sector Allocation

Value	Value
Financials	23.5%
Industrials	18.8%
Health Care	11.1%
Consumer Discretionary	9.6%
Information Technology	8.3%
Consumer Staples	7.9%
Materials	5.5%
Communication Services	5.4%
Utilities	3.5%
Energy	3.1%
Real Estate	1.9%
Short-Term Investments	6.7%
Liabilities in Excess of Other Assets	(5.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IIIAX

Voya International Index Portfolio

92913T679-SAR

Class I: IIIIX

Voya International Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$25	0.45%

Fund Statistics

  Total Net Assets$1,212,633,438
  # of Portfolio Holdings733
  Portfolio Turnover Rate2%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

SAP SE	1.7%
ASML Holding NV	1.6%
Nestle SA	1.4%
Novartis AG	1.2%
Roche Holding AG	1.2%
Novo Nordisk A/S - Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.4%
Countries-Other	11.3%
Sweden	3.0%
Spain	3.1%
Italy	3.1%
Netherlands	4.2%
Switzerland	4.9%
Australia	6.8%
France	9.3%
United States	10.1%
Germany	10.2%
United Kingdom	11.2%
Japan	21.4%

Sector Allocation

Value	Value
Financials	23.5%
Industrials	18.8%
Health Care	11.1%
Consumer Discretionary	9.6%
Information Technology	8.3%
Consumer Staples	7.9%
Materials	5.5%
Communication Services	5.4%
Utilities	3.5%
Energy	3.1%
Real Estate	1.9%
Short-Term Investments	6.7%
Liabilities in Excess of Other Assets	(5.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIIIX

Voya International Index Portfolio

92913T554-SAR

Class S: INTIX

Voya International Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$38	0.70%

Fund Statistics

  Total Net Assets$1,212,633,438
  # of Portfolio Holdings733
  Portfolio Turnover Rate2%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

SAP SE	1.7%
ASML Holding NV	1.6%
Nestle SA	1.4%
Novartis AG	1.2%
Roche Holding AG	1.2%
Novo Nordisk A/S - Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.4%
Countries-Other	11.3%
Sweden	3.0%
Spain	3.1%
Italy	3.1%
Netherlands	4.2%
Switzerland	4.9%
Australia	6.8%
France	9.3%
United States	10.1%
Germany	10.2%
United Kingdom	11.2%
Japan	21.4%

Sector Allocation

Value	Value
Financials	23.5%
Industrials	18.8%
Health Care	11.1%
Consumer Discretionary	9.6%
Information Technology	8.3%
Consumer Staples	7.9%
Materials	5.5%
Communication Services	5.4%
Utilities	3.5%
Energy	3.1%
Real Estate	1.9%
Short-Term Investments	6.7%
Liabilities in Excess of Other Assets	(5.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: INTIX

Voya International Index Portfolio

92913T612-SAR

Class S2: ISIIX

Voya International Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$46	0.85%

Fund Statistics

  Total Net Assets$1,212,633,438
  # of Portfolio Holdings733
  Portfolio Turnover Rate2%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

SAP SE	1.7%
ASML Holding NV	1.6%
Nestle SA	1.4%
Novartis AG	1.2%
Roche Holding AG	1.2%
Novo Nordisk A/S - Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.4%
Countries-Other	11.3%
Sweden	3.0%
Spain	3.1%
Italy	3.1%
Netherlands	4.2%
Switzerland	4.9%
Australia	6.8%
France	9.3%
United States	10.1%
Germany	10.2%
United Kingdom	11.2%
Japan	21.4%

Sector Allocation

Value	Value
Financials	23.5%
Industrials	18.8%
Health Care	11.1%
Consumer Discretionary	9.6%
Information Technology	8.3%
Consumer Staples	7.9%
Materials	5.5%
Communication Services	5.4%
Utilities	3.5%
Energy	3.1%
Real Estate	1.9%
Short-Term Investments	6.7%
Liabilities in Excess of Other Assets	(5.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISIIX

Voya International Index Portfolio

92913T711-SAR

Class ADV: IRLAX

Voya Russell™ Large Cap Growth Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$47	0.93%

Fund Statistics

  Total Net Assets$1,500,389,883
  # of Portfolio Holdings111
  Portfolio Turnover Rate37%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	12.1%
Microsoft Corp.	12.1%
Apple, Inc.	10.0%
Amazon.com, Inc.	5.4%
Meta Platforms, Inc. - Class A	4.8%
Broadcom, Inc.	4.6%
Tesla, Inc.	3.4%
Eli Lilly & Co.	2.6%
Visa, Inc. - Class A	2.6%
Netflix, Inc.	2.4%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.5%
Exchange-Traded Funds	1.4%
Common Stock	98.3%

Sector Allocation

Value	Value
Information Technology	50.9%
Consumer Discretionary	12.7%
Communication Services	12.0%
Health Care	7.0%
Financials	6.8%
Industrials	4.9%
Consumer Staples	3.1%
Exchange-Traded Funds	1.4%
Real Estate	0.5%
Materials	0.4%
Energy	0.0%
Short-Term Investments	0.5%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRLAX

Voya Russell™ Large Cap Growth Index Portfolio

92913T877-SAR

Class I: IRLNX

Voya Russell™ Large Cap Growth Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$22	0.43%

Fund Statistics

  Total Net Assets$1,500,389,883
  # of Portfolio Holdings111
  Portfolio Turnover Rate37%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	12.1%
Microsoft Corp.	12.1%
Apple, Inc.	10.0%
Amazon.com, Inc.	5.4%
Meta Platforms, Inc. - Class A	4.8%
Broadcom, Inc.	4.6%
Tesla, Inc.	3.4%
Eli Lilly & Co.	2.6%
Visa, Inc. - Class A	2.6%
Netflix, Inc.	2.4%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.5%
Exchange-Traded Funds	1.4%
Common Stock	98.3%

Sector Allocation

Value	Value
Information Technology	50.9%
Consumer Discretionary	12.7%
Communication Services	12.0%
Health Care	7.0%
Financials	6.8%
Industrials	4.9%
Consumer Staples	3.1%
Exchange-Traded Funds	1.4%
Real Estate	0.5%
Materials	0.4%
Energy	0.0%
Short-Term Investments	0.5%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRLNX

Voya Russell™ Large Cap Growth Index Portfolio

92913T885-SAR

Class S: IRLSX

Voya Russell™ Large Cap Growth Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$35	0.68%

Fund Statistics

  Total Net Assets$1,500,389,883
  # of Portfolio Holdings111
  Portfolio Turnover Rate37%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	12.1%
Microsoft Corp.	12.1%
Apple, Inc.	10.0%
Amazon.com, Inc.	5.4%
Meta Platforms, Inc. - Class A	4.8%
Broadcom, Inc.	4.6%
Tesla, Inc.	3.4%
Eli Lilly & Co.	2.6%
Visa, Inc. - Class A	2.6%
Netflix, Inc.	2.4%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.5%
Exchange-Traded Funds	1.4%
Common Stock	98.3%

Sector Allocation

Value	Value
Information Technology	50.9%
Consumer Discretionary	12.7%
Communication Services	12.0%
Health Care	7.0%
Financials	6.8%
Industrials	4.9%
Consumer Staples	3.1%
Exchange-Traded Funds	1.4%
Real Estate	0.5%
Materials	0.4%
Energy	0.0%
Short-Term Investments	0.5%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRLSX

Voya Russell™ Large Cap Growth Index Portfolio

92913T802-SAR

Class ADV: IRLIX

Voya Russell™ Large Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$44	0.86%

Fund Statistics

  Total Net Assets$927,062,539
  # of Portfolio Holdings200
  Portfolio Turnover Rate7%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	8.1%
Microsoft Corp.	8.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc. - Class A	3.5%
Broadcom, Inc.	2.8%
Alphabet, Inc. - Class A	2.2%
Berkshire Hathaway, Inc. - Class B	2.0%
Tesla, Inc.	1.9%
Alphabet, Inc. - Class C	1.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.4%
Exchange-Traded Funds	1.2%
Common Stock	98.5%

Sector Allocation

Value	Value
Information Technology	36.2%
Financials	14.0%
Communication Services	10.9%
Consumer Discretionary	10.2%
Health Care	9.1%
Industrials	7.0%
Consumer Staples	5.3%
Energy	2.2%
Materials	1.4%
Utilities	1.3%
Exchange-Traded Funds	1.2%
Real Estate	0.9%
Short-Term Investments	0.4%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRLIX

Voya Russell™ Large Cap Index Portfolio

92913T620-SAR

Class I: IIRLX

Voya Russell™ Large Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$18	0.36%

Fund Statistics

  Total Net Assets$927,062,539
  # of Portfolio Holdings200
  Portfolio Turnover Rate7%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	8.1%
Microsoft Corp.	8.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc. - Class A	3.5%
Broadcom, Inc.	2.8%
Alphabet, Inc. - Class A	2.2%
Berkshire Hathaway, Inc. - Class B	2.0%
Tesla, Inc.	1.9%
Alphabet, Inc. - Class C	1.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.4%
Exchange-Traded Funds	1.2%
Common Stock	98.5%

Sector Allocation

Value	Value
Information Technology	36.2%
Financials	14.0%
Communication Services	10.9%
Consumer Discretionary	10.2%
Health Care	9.1%
Industrials	7.0%
Consumer Staples	5.3%
Energy	2.2%
Materials	1.4%
Utilities	1.3%
Exchange-Traded Funds	1.2%
Real Estate	0.9%
Short-Term Investments	0.4%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIRLX

Voya Russell™ Large Cap Index Portfolio

92913T497-SAR

Class S: IRLCX

Voya Russell™ Large Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$31	0.61%

Fund Statistics

  Total Net Assets$927,062,539
  # of Portfolio Holdings200
  Portfolio Turnover Rate7%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	8.1%
Microsoft Corp.	8.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc. - Class A	3.5%
Broadcom, Inc.	2.8%
Alphabet, Inc. - Class A	2.2%
Berkshire Hathaway, Inc. - Class B	2.0%
Tesla, Inc.	1.9%
Alphabet, Inc. - Class C	1.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.4%
Exchange-Traded Funds	1.2%
Common Stock	98.5%

Sector Allocation

Value	Value
Information Technology	36.2%
Financials	14.0%
Communication Services	10.9%
Consumer Discretionary	10.2%
Health Care	9.1%
Industrials	7.0%
Consumer Staples	5.3%
Energy	2.2%
Materials	1.4%
Utilities	1.3%
Exchange-Traded Funds	1.2%
Real Estate	0.9%
Short-Term Investments	0.4%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRLCX

Voya Russell™ Large Cap Index Portfolio

92913T562-SAR

Class S2: IRLUX

Voya Russell™ Large Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$39	0.76%

Fund Statistics

  Total Net Assets$927,062,539
  # of Portfolio Holdings200
  Portfolio Turnover Rate7%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	8.1%
Microsoft Corp.	8.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc. - Class A	3.5%
Broadcom, Inc.	2.8%
Alphabet, Inc. - Class A	2.2%
Berkshire Hathaway, Inc. - Class B	2.0%
Tesla, Inc.	1.9%
Alphabet, Inc. - Class C	1.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.4%
Exchange-Traded Funds	1.2%
Common Stock	98.5%

Sector Allocation

Value	Value
Information Technology	36.2%
Financials	14.0%
Communication Services	10.9%
Consumer Discretionary	10.2%
Health Care	9.1%
Industrials	7.0%
Consumer Staples	5.3%
Energy	2.2%
Materials	1.4%
Utilities	1.3%
Exchange-Traded Funds	1.2%
Real Estate	0.9%
Short-Term Investments	0.4%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IRLUX

Voya Russell™ Large Cap Index Portfolio

92913T745-SAR

Class ADV: IRVAX

Voya Russell™ Large Cap Value Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$48	0.93%

Fund Statistics

  Total Net Assets$273,477,386
  # of Portfolio Holdings154
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Berkshire Hathaway, Inc. - Class B	4.7%
JPMorgan Chase & Co.	4.2%
Amazon.com, Inc.	3.0%
Exxon Mobil Corp.	2.5%
Walmart, Inc.	2.0%
Procter & Gamble Co.	2.0%
Johnson & Johnson	1.9%
Alphabet, Inc. - Class A	1.9%
Bank of America Corp.	1.6%
Alphabet, Inc. - Class C	1.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.4%
Short-Term Investments	0.1%
Exchange-Traded Funds	0.9%
Common Stock	98.6%

Sector Allocation

Value	Value
Financials	25.1%
Health Care	13.4%
Information Technology	10.9%
Industrials	10.9%
Communication Services	9.5%
Consumer Staples	8.8%
Consumer Discretionary	7.2%
Energy	5.2%
Utilities	3.1%
Materials	2.8%
Real Estate	1.7%
Exchange-Traded Funds	0.9%
Short-Term Investments	0.1%
Assets in Excess of Other Liabilities	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRVAX

Voya Russell™ Large Cap Value Index Portfolio

92913T703-SAR

Class I: IRVIX

Voya Russell™ Large Cap Value Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$22	0.43%

Fund Statistics

  Total Net Assets$273,477,386
  # of Portfolio Holdings154
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Berkshire Hathaway, Inc. - Class B	4.7%
JPMorgan Chase & Co.	4.2%
Amazon.com, Inc.	3.0%
Exxon Mobil Corp.	2.5%
Walmart, Inc.	2.0%
Procter & Gamble Co.	2.0%
Johnson & Johnson	1.9%
Alphabet, Inc. - Class A	1.9%
Bank of America Corp.	1.6%
Alphabet, Inc. - Class C	1.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.4%
Short-Term Investments	0.1%
Exchange-Traded Funds	0.9%
Common Stock	98.6%

Sector Allocation

Value	Value
Financials	25.1%
Health Care	13.4%
Information Technology	10.9%
Industrials	10.9%
Communication Services	9.5%
Consumer Staples	8.8%
Consumer Discretionary	7.2%
Energy	5.2%
Utilities	3.1%
Materials	2.8%
Real Estate	1.7%
Exchange-Traded Funds	0.9%
Short-Term Investments	0.1%
Assets in Excess of Other Liabilities	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRVIX

Voya Russell™ Large Cap Value Index Portfolio

92913T604-SAR

Class S: IRVSX

Voya Russell™ Large Cap Value Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$35	0.68%

Fund Statistics

  Total Net Assets$273,477,386
  # of Portfolio Holdings154
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Berkshire Hathaway, Inc. - Class B	4.7%
JPMorgan Chase & Co.	4.2%
Amazon.com, Inc.	3.0%
Exxon Mobil Corp.	2.5%
Walmart, Inc.	2.0%
Procter & Gamble Co.	2.0%
Johnson & Johnson	1.9%
Alphabet, Inc. - Class A	1.9%
Bank of America Corp.	1.6%
Alphabet, Inc. - Class C	1.6%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.4%
Short-Term Investments	0.1%
Exchange-Traded Funds	0.9%
Common Stock	98.6%

Sector Allocation

Value	Value
Financials	25.1%
Health Care	13.4%
Information Technology	10.9%
Industrials	10.9%
Communication Services	9.5%
Consumer Staples	8.8%
Consumer Discretionary	7.2%
Energy	5.2%
Utilities	3.1%
Materials	2.8%
Real Estate	1.7%
Exchange-Traded Funds	0.9%
Short-Term Investments	0.1%
Assets in Excess of Other Liabilities	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRVSX

Voya Russell™ Large Cap Value Index Portfolio

92913T505-SAR

Class I: IRGJX

Voya Russell™ Mid Cap Growth Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$21	0.40%

Fund Statistics

  Total Net Assets$979,397,244
  # of Portfolio Holdings284
  Portfolio Turnover Rate40%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Royal Caribbean Cruises Ltd.	2.6%
Howmet Aerospace, Inc.	2.5%
Vistra Corp.	2.2%
Hilton Worldwide Holdings, Inc.	2.0%
Axon Enterprise, Inc.	2.0%
Cloudflare, Inc. - Class A	2.0%
ROBLOX Corp. - Class A	2.0%
AmerisourceBergen Corp.	1.8%
Vertiv Holdings Co. - Class A	1.6%
Ameriprise Financial, Inc.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.7)%
Short-Term Investments	0.5%
Exchange-Traded Funds	1.1%
Common Stock	99.1%

Sector Allocation

Value	Value
Consumer Discretionary	21.8%
Industrials	19.9%
Information Technology	17.8%
Health Care	13.7%
Financials	10.5%
Communication Services	6.1%
Utilities	3.2%
Energy	2.8%
Consumer Staples	1.8%
Real Estate	1.3%
Exchange-Traded Funds	1.1%
Materials	0.2%
Short-Term Investments	0.5%
Liabilities in Excess of Other Assets	(0.7)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRGJX

Voya Russell™ Mid Cap Growth Index Portfolio

92913T307-SAR

Class S: IRGUX

Voya Russell™ Mid Cap Growth Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$34	0.65%

Fund Statistics

  Total Net Assets$979,397,244
  # of Portfolio Holdings284
  Portfolio Turnover Rate40%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Royal Caribbean Cruises Ltd.	2.6%
Howmet Aerospace, Inc.	2.5%
Vistra Corp.	2.2%
Hilton Worldwide Holdings, Inc.	2.0%
Axon Enterprise, Inc.	2.0%
Cloudflare, Inc. - Class A	2.0%
ROBLOX Corp. - Class A	2.0%
AmerisourceBergen Corp.	1.8%
Vertiv Holdings Co. - Class A	1.6%
Ameriprise Financial, Inc.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.7)%
Short-Term Investments	0.5%
Exchange-Traded Funds	1.1%
Common Stock	99.1%

Sector Allocation

Value	Value
Consumer Discretionary	21.8%
Industrials	19.9%
Information Technology	17.8%
Health Care	13.7%
Financials	10.5%
Communication Services	6.1%
Utilities	3.2%
Energy	2.8%
Consumer Staples	1.8%
Real Estate	1.3%
Exchange-Traded Funds	1.1%
Materials	0.2%
Short-Term Investments	0.5%
Liabilities in Excess of Other Assets	(0.7)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRGUX

Voya Russell™ Mid Cap Growth Index Portfolio

92913T109-SAR

Class S2: IRGVX

Voya Russell™ Mid Cap Growth Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$42	0.80%

Fund Statistics

  Total Net Assets$979,397,244
  # of Portfolio Holdings284
  Portfolio Turnover Rate40%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Royal Caribbean Cruises Ltd.	2.6%
Howmet Aerospace, Inc.	2.5%
Vistra Corp.	2.2%
Hilton Worldwide Holdings, Inc.	2.0%
Axon Enterprise, Inc.	2.0%
Cloudflare, Inc. - Class A	2.0%
ROBLOX Corp. - Class A	2.0%
AmerisourceBergen Corp.	1.8%
Vertiv Holdings Co. - Class A	1.6%
Ameriprise Financial, Inc.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.7)%
Short-Term Investments	0.5%
Exchange-Traded Funds	1.1%
Common Stock	99.1%

Sector Allocation

Value	Value
Consumer Discretionary	21.8%
Industrials	19.9%
Information Technology	17.8%
Health Care	13.7%
Financials	10.5%
Communication Services	6.1%
Utilities	3.2%
Energy	2.8%
Consumer Staples	1.8%
Real Estate	1.3%
Exchange-Traded Funds	1.1%
Materials	0.2%
Short-Term Investments	0.5%
Liabilities in Excess of Other Assets	(0.7)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IRGVX

Voya Russell™ Mid Cap Growth Index Portfolio

92913T208-SAR

Class ADV: IRMAX

Voya Russell™ Mid Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$46	0.90%

Fund Statistics

  Total Net Assets$994,103,784
  # of Portfolio Holdings829
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Royal Caribbean Cruises Ltd.	0.7%
Howmet Aerospace, Inc.	0.6%
Coinbase Global, Inc. - Class A	0.6%
Robinhood Markets, Inc. - Class A	0.6%
Vistra Corp.	0.5%
Bank of New York Mellon Corp.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Axon Enterprise, Inc.	0.5%
Cloudflare, Inc. - Class A	0.5%
ROBLOX Corp. - Class A	0.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.7)%
Short-Term Investments	1.0%
Exchange-Traded Funds	0.5%
Common Stock	99.2%

Sector Allocation

Value	Value
Industrials	17.8%
Financials	15.3%
Information Technology	11.6%
Consumer Discretionary	11.6%
Health Care	9.2%
Real Estate	7.3%
Utilities	6.0%
Energy	5.9%
Consumer Staples	5.3%
Materials	5.1%
Communication Services	4.1%
Exchange-Traded Funds	0.5%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.7)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRMAX

Voya Russell™ Mid Cap Index Portfolio

92913T638-SAR

Class I: IIRMX

Voya Russell™ Mid Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$20	0.40%

Fund Statistics

  Total Net Assets$994,103,784
  # of Portfolio Holdings829
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Royal Caribbean Cruises Ltd.	0.7%
Howmet Aerospace, Inc.	0.6%
Coinbase Global, Inc. - Class A	0.6%
Robinhood Markets, Inc. - Class A	0.6%
Vistra Corp.	0.5%
Bank of New York Mellon Corp.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Axon Enterprise, Inc.	0.5%
Cloudflare, Inc. - Class A	0.5%
ROBLOX Corp. - Class A	0.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.7)%
Short-Term Investments	1.0%
Exchange-Traded Funds	0.5%
Common Stock	99.2%

Sector Allocation

Value	Value
Industrials	17.8%
Financials	15.3%
Information Technology	11.6%
Consumer Discretionary	11.6%
Health Care	9.2%
Real Estate	7.3%
Utilities	6.0%
Energy	5.9%
Consumer Staples	5.3%
Materials	5.1%
Communication Services	4.1%
Exchange-Traded Funds	0.5%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.7)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIRMX

Voya Russell™ Mid Cap Index Portfolio

92913T513-SAR

Class S: IRMCX

Voya Russell™ Mid Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$33	0.65%

Fund Statistics

  Total Net Assets$994,103,784
  # of Portfolio Holdings829
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Royal Caribbean Cruises Ltd.	0.7%
Howmet Aerospace, Inc.	0.6%
Coinbase Global, Inc. - Class A	0.6%
Robinhood Markets, Inc. - Class A	0.6%
Vistra Corp.	0.5%
Bank of New York Mellon Corp.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Axon Enterprise, Inc.	0.5%
Cloudflare, Inc. - Class A	0.5%
ROBLOX Corp. - Class A	0.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.7)%
Short-Term Investments	1.0%
Exchange-Traded Funds	0.5%
Common Stock	99.2%

Sector Allocation

Value	Value
Industrials	17.8%
Financials	15.3%
Information Technology	11.6%
Consumer Discretionary	11.6%
Health Care	9.2%
Real Estate	7.3%
Utilities	6.0%
Energy	5.9%
Consumer Staples	5.3%
Materials	5.1%
Communication Services	4.1%
Exchange-Traded Funds	0.5%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.7)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRMCX

Voya Russell™ Mid Cap Index Portfolio

92913T570-SAR

Class S2: IRMTX

Voya Russell™ Mid Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$41	0.80%

Fund Statistics

  Total Net Assets$994,103,784
  # of Portfolio Holdings829
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Royal Caribbean Cruises Ltd.	0.7%
Howmet Aerospace, Inc.	0.6%
Coinbase Global, Inc. - Class A	0.6%
Robinhood Markets, Inc. - Class A	0.6%
Vistra Corp.	0.5%
Bank of New York Mellon Corp.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Axon Enterprise, Inc.	0.5%
Cloudflare, Inc. - Class A	0.5%
ROBLOX Corp. - Class A	0.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.7)%
Short-Term Investments	1.0%
Exchange-Traded Funds	0.5%
Common Stock	99.2%

Sector Allocation

Value	Value
Industrials	17.8%
Financials	15.3%
Information Technology	11.6%
Consumer Discretionary	11.6%
Health Care	9.2%
Real Estate	7.3%
Utilities	6.0%
Energy	5.9%
Consumer Staples	5.3%
Materials	5.1%
Communication Services	4.1%
Exchange-Traded Funds	0.5%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.7)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IRMTX

Voya Russell™ Mid Cap Index Portfolio

92913T752-SAR

Class ADV: IRSIX

Voya Russell™ Small Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$46	0.93%

Fund Statistics

  Total Net Assets$525,128,268
  # of Portfolio Holdings1,790
  Portfolio Turnover Rate8%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Credo Technology Group Holding Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.4%
HealthEquity, Inc.	0.4%
Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Brinker International, Inc.	0.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(18.4)%
Short-Term Investments	19.3%
Common Stock	99.1%

Sector Allocation

Value	Value
Financials	19.1%
Industrials	16.9%
Health Care	15.8%
Information Technology	14.6%
Consumer Discretionary	9.9%
Real Estate	6.0%
Energy	4.9%
Materials	3.8%
Utilities	3.2%
Communication Services	2.6%
Consumer Staples	2.3%
Short-Term Investments	19.3%
Liabilities in Excess of Other Assets	(18.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRSIX

Voya Russell™ Small Cap Index Portfolio

92913T653-SAR

Class I: IIRSX

Voya Russell™ Small Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$21	0.43%

Fund Statistics

  Total Net Assets$525,128,268
  # of Portfolio Holdings1,790
  Portfolio Turnover Rate8%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Credo Technology Group Holding Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.4%
HealthEquity, Inc.	0.4%
Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Brinker International, Inc.	0.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(18.4)%
Short-Term Investments	19.3%
Common Stock	99.1%

Sector Allocation

Value	Value
Financials	19.1%
Industrials	16.9%
Health Care	15.8%
Information Technology	14.6%
Consumer Discretionary	9.9%
Real Estate	6.0%
Energy	4.9%
Materials	3.8%
Utilities	3.2%
Communication Services	2.6%
Consumer Staples	2.3%
Short-Term Investments	19.3%
Liabilities in Excess of Other Assets	(18.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIRSX

Voya Russell™ Small Cap Index Portfolio

92913T521-SAR

Class S: IRSSX

Voya Russell™ Small Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$33	0.68%

Fund Statistics

  Total Net Assets$525,128,268
  # of Portfolio Holdings1,790
  Portfolio Turnover Rate8%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Credo Technology Group Holding Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.4%
HealthEquity, Inc.	0.4%
Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Brinker International, Inc.	0.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(18.4)%
Short-Term Investments	19.3%
Common Stock	99.1%

Sector Allocation

Value	Value
Financials	19.1%
Industrials	16.9%
Health Care	15.8%
Information Technology	14.6%
Consumer Discretionary	9.9%
Real Estate	6.0%
Energy	4.9%
Materials	3.8%
Utilities	3.2%
Communication Services	2.6%
Consumer Staples	2.3%
Short-Term Investments	19.3%
Liabilities in Excess of Other Assets	(18.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRSSX

Voya Russell™ Small Cap Index Portfolio

92913T588-SAR

Class S2: IRCIX

Voya Russell™ Small Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$41	0.83%

Fund Statistics

  Total Net Assets$525,128,268
  # of Portfolio Holdings1,790
  Portfolio Turnover Rate8%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Credo Technology Group Holding Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.4%
HealthEquity, Inc.	0.4%
Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Brinker International, Inc.	0.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(18.4)%
Short-Term Investments	19.3%
Common Stock	99.1%

Sector Allocation

Value	Value
Financials	19.1%
Industrials	16.9%
Health Care	15.8%
Information Technology	14.6%
Consumer Discretionary	9.9%
Real Estate	6.0%
Energy	4.9%
Materials	3.8%
Utilities	3.2%
Communication Services	2.6%
Consumer Staples	2.3%
Short-Term Investments	19.3%
Liabilities in Excess of Other Assets	(18.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IRCIX

Voya Russell™ Small Cap Index Portfolio

92913T760-SAR

Class ADV: IASCX

Voya Small Company Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$67	1.36%

Fund Statistics

  Total Net Assets$234,427,853
  # of Portfolio Holdings191
  Portfolio Turnover Rate65%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

First BanCorp/Puerto Rico	1.7%
iShares Russell 2000 ETF	1.5%
Box, Inc. - Class A	1.5%
QIAGEN N.V.	1.4%
AvePoint, Inc.	1.4%
Hancock Whitney Corp.	1.3%
Flowserve Corp.	1.3%
nVent Electric PLC	1.2%
Sprouts Farmers Market, Inc.	1.2%
Element Solutions, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.7)%
Short-Term Investments	4.1%
Exchange-Traded Funds	1.5%
Common Stock	98.1%

Sector Allocation

Value	Value
Financials	19.6%
Information Technology	17.6%
Industrials	17.4%
Health Care	16.1%
Real Estate	6.0%
Consumer Discretionary	4.8%
Energy	4.3%
Materials	3.8%
Communication Services	3.3%
Utilities	3.1%
Consumer Staples	2.1%
Exchange-Traded Funds	1.5%
Short-Term Investments	4.1%
Liabilities in Excess of Other Assets	(3.7)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IASCX

Voya Small Company Portfolio

92913T695-SAR

Class I: IVCSX

Voya Small Company Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$42	0.86%

Fund Statistics

  Total Net Assets$234,427,853
  # of Portfolio Holdings191
  Portfolio Turnover Rate65%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

First BanCorp/Puerto Rico	1.7%
iShares Russell 2000 ETF	1.5%
Box, Inc. - Class A	1.5%
QIAGEN N.V.	1.4%
AvePoint, Inc.	1.4%
Hancock Whitney Corp.	1.3%
Flowserve Corp.	1.3%
nVent Electric PLC	1.2%
Sprouts Farmers Market, Inc.	1.2%
Element Solutions, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.7)%
Short-Term Investments	4.1%
Exchange-Traded Funds	1.5%
Common Stock	98.1%

Sector Allocation

Value	Value
Financials	19.6%
Information Technology	17.6%
Industrials	17.4%
Health Care	16.1%
Real Estate	6.0%
Consumer Discretionary	4.8%
Energy	4.3%
Materials	3.8%
Communication Services	3.3%
Utilities	3.1%
Consumer Staples	2.1%
Exchange-Traded Funds	1.5%
Short-Term Investments	4.1%
Liabilities in Excess of Other Assets	(3.7)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IVCSX

Voya Small Company Portfolio

92913T430-SAR

Class R6: VSPRX

Voya Small Company Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$39	0.80%

Fund Statistics

  Total Net Assets$234,427,853
  # of Portfolio Holdings191
  Portfolio Turnover Rate65%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

First BanCorp/Puerto Rico	1.7%
iShares Russell 2000 ETF	1.5%
Box, Inc. - Class A	1.5%
QIAGEN N.V.	1.4%
AvePoint, Inc.	1.4%
Hancock Whitney Corp.	1.3%
Flowserve Corp.	1.3%
nVent Electric PLC	1.2%
Sprouts Farmers Market, Inc.	1.2%
Element Solutions, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.7)%
Short-Term Investments	4.1%
Exchange-Traded Funds	1.5%
Common Stock	98.1%

Sector Allocation

Value	Value
Financials	19.6%
Information Technology	17.6%
Industrials	17.4%
Health Care	16.1%
Real Estate	6.0%
Consumer Discretionary	4.8%
Energy	4.3%
Materials	3.8%
Communication Services	3.3%
Utilities	3.1%
Consumer Staples	2.1%
Exchange-Traded Funds	1.5%
Short-Term Investments	4.1%
Liabilities in Excess of Other Assets	(3.7)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VSPRX

Voya Small Company Portfolio

92913T273-SAR

Class S: IVPSX

Voya Small Company Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$54	1.11%

Fund Statistics

  Total Net Assets$234,427,853
  # of Portfolio Holdings191
  Portfolio Turnover Rate65%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

First BanCorp/Puerto Rico	1.7%
iShares Russell 2000 ETF	1.5%
Box, Inc. - Class A	1.5%
QIAGEN N.V.	1.4%
AvePoint, Inc.	1.4%
Hancock Whitney Corp.	1.3%
Flowserve Corp.	1.3%
nVent Electric PLC	1.2%
Sprouts Farmers Market, Inc.	1.2%
Element Solutions, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.7)%
Short-Term Investments	4.1%
Exchange-Traded Funds	1.5%
Common Stock	98.1%

Sector Allocation

Value	Value
Financials	19.6%
Information Technology	17.6%
Industrials	17.4%
Health Care	16.1%
Real Estate	6.0%
Consumer Discretionary	4.8%
Energy	4.3%
Materials	3.8%
Communication Services	3.3%
Utilities	3.1%
Consumer Staples	2.1%
Exchange-Traded Funds	1.5%
Short-Term Investments	4.1%
Liabilities in Excess of Other Assets	(3.7)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IVPSX

Voya Small Company Portfolio

92913T448-SAR

Class ADV: ILUAX

Voya U.S. Bond Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$43	0.86%

Fund Statistics

  Total Net Assets$1,390,112,294
  # of Portfolio Holdings4,673
  Portfolio Turnover Rate205%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.000%, 06/30/32	10.6%
United States Treasury Notes, 3.875%, 06/15/28	7.1%
United States Treasury Notes, 3.750%, 06/30/27	4.7%
United States Treasury Notes, 3.875%, 06/30/30	3.8%
United States Treasury Notes, 4.250%, 05/15/35	3.6%
United States Treasury Notes, 3.750%, 05/15/28	2.9%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.6%
United States Treasury Notes, 4.125%, 06/15/26	1.1%
United States Treasury Bonds, 5.000%, 05/15/45	1.1%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/36	0.9%

Investment Type Allocation

U.S. Treasury Obligations
38.2%
U.S. Government Agency Obligations
25.8%
Corporate Bonds/Notes
25.7%
Sovereign Bonds
2.8%
Commercial Mortgage-Backed Securities
1.5%
Asset-Backed Securities
0.8%
Municipal Bonds
0.5%
Assets in Excess of Other Liabilities
4.7%
0%
10%
20%
30%
40%

Value	Value
Assets in Excess of Other Liabilities	4.7%
Municipal Bonds	0.5%
Asset-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	1.5%
Sovereign Bonds	2.8%
Corporate Bonds/Notes	25.7%
U.S. Government Agency Obligations	25.8%
U.S. Treasury Obligations	38.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ILUAX

Voya U.S. Bond Index Portfolio

92913T661-SAR

Class I: ILBAX

Voya U.S. Bond Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$18	0.36%

Fund Statistics

  Total Net Assets$1,390,112,294
  # of Portfolio Holdings4,673
  Portfolio Turnover Rate205%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.000%, 06/30/32	10.6%
United States Treasury Notes, 3.875%, 06/15/28	7.1%
United States Treasury Notes, 3.750%, 06/30/27	4.7%
United States Treasury Notes, 3.875%, 06/30/30	3.8%
United States Treasury Notes, 4.250%, 05/15/35	3.6%
United States Treasury Notes, 3.750%, 05/15/28	2.9%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.6%
United States Treasury Notes, 4.125%, 06/15/26	1.1%
United States Treasury Bonds, 5.000%, 05/15/45	1.1%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/36	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.7%
Municipal Bonds	0.5%
Asset-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	1.5%
Sovereign Bonds	2.8%
Corporate Bonds/Notes	25.7%
U.S. Government Agency Obligations	25.8%
U.S. Treasury Obligations	38.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ILBAX

Voya U.S. Bond Index Portfolio

92913T547-SAR

Class S: ILABX

Voya U.S. Bond Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$31	0.61%

Fund Statistics

  Total Net Assets$1,390,112,294
  # of Portfolio Holdings4,673
  Portfolio Turnover Rate205%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.000%, 06/30/32	10.6%
United States Treasury Notes, 3.875%, 06/15/28	7.1%
United States Treasury Notes, 3.750%, 06/30/27	4.7%
United States Treasury Notes, 3.875%, 06/30/30	3.8%
United States Treasury Notes, 4.250%, 05/15/35	3.6%
United States Treasury Notes, 3.750%, 05/15/28	2.9%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.6%
United States Treasury Notes, 4.125%, 06/15/26	1.1%
United States Treasury Bonds, 5.000%, 05/15/45	1.1%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/36	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.7%
Municipal Bonds	0.5%
Asset-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	1.5%
Sovereign Bonds	2.8%
Corporate Bonds/Notes	25.7%
U.S. Government Agency Obligations	25.8%
U.S. Treasury Obligations	38.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ILABX

Voya U.S. Bond Index Portfolio

92913T596-SAR

Class S2: IUSBX

Voya U.S. Bond Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$38	0.76%

Fund Statistics

  Total Net Assets$1,390,112,294
  # of Portfolio Holdings4,673
  Portfolio Turnover Rate205%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.000%, 06/30/32	10.6%
United States Treasury Notes, 3.875%, 06/15/28	7.1%
United States Treasury Notes, 3.750%, 06/30/27	4.7%
United States Treasury Notes, 3.875%, 06/30/30	3.8%
United States Treasury Notes, 4.250%, 05/15/35	3.6%
United States Treasury Notes, 3.750%, 05/15/28	2.9%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.6%
United States Treasury Notes, 4.125%, 06/15/26	1.1%
United States Treasury Bonds, 5.000%, 05/15/45	1.1%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/36	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.7%
Municipal Bonds	0.5%
Asset-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	1.5%
Sovereign Bonds	2.8%
Corporate Bonds/Notes	25.7%
U.S. Government Agency Obligations	25.8%
U.S. Treasury Obligations	38.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IUSBX

Voya U.S. Bond Index Portfolio

92913T729-SAR

Portfolio: VVIEX

Voya VACS Index Series EM Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya VACS Index Series EM Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Index Series	$9	0.16%

Fund Statistics

  Total Net Assets$475,258,641
  # of Portfolio Holdings964
  Portfolio Turnover Rate2%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.2%
Tencent Holdings Ltd.	4.7%
Alibaba Group Holding Ltd.	2.8%
Samsung Electronics Co. Ltd.	2.7%
HDFC Bank Ltd.	1.5%
Xiaomi Corp. - Class B	1.5%
SK Hynix, Inc.	1.3%
Reliance Industries Ltd.	1.2%
China Construction Bank Corp. - Class H	1.1%
ICICI Bank Ltd.	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.7%
Countries-Other	7.0%
Indonesia	1.2%
Malaysia	1.3%
United Arab Emirates	1.6%
Mexico	2.1%
South Africa	2.8%
Saudi Arabia	3.4%
Brazil	4.4%
South Korea	10.6%
India	18.0%
Taiwan	18.7%
China	28.2%

Sector Allocation

Value	Value
Financials	24.4%
Information Technology	23.8%
Consumer Discretionary	12.7%
Communication Services	9.8%
Industrials	6.8%
Materials	5.7%
Consumer Staples	4.4%
Energy	4.2%
Health Care	3.2%
Utilities	2.6%
Real Estate	1.6%
Consumer, Non-cyclical	0.1%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(0.8)%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/variable-portfolio/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Portfolio: VVIEX

Voya VACS Index Series EM Portfolio

92913T182-SAR

Portfolio: VVIIX

Voya VACS Index Series I Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya VACS Index Series I Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Index Series	$9	0.16%

Fund Statistics

  Total Net Assets$1,754,888,151
  # of Portfolio Holdings725
  Portfolio Turnover Rate7%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

SAP SE	1.7%
ASML Holding NV	1.6%
Nestle SA	1.4%
Novartis AG	1.2%
Roche Holding AG	1.2%
Novo Nordisk A/S - Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.2%
Countries-Other	11.2%
Sweden	3.0%
Italy	3.1%
Spain	3.1%
Netherlands	4.1%
Switzerland	4.8%
Australia	6.8%
France	9.3%
United States	10.0%
Germany	10.1%
United Kingdom	11.1%
Japan	21.2%

Sector Allocation

Value	Value
Financials	23.3%
Industrials	18.6%
Health Care	11.0%
Consumer Discretionary	9.6%
Information Technology	8.3%
Consumer Staples	7.8%
Materials	5.5%
Communication Services	5.3%
Utilities	3.4%
Energy	3.1%
Real Estate	1.9%
Short-Term Investments	4.6%
Liabilities in Excess of Other Assets	(2.4)%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/variable-portfolio/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Portfolio: VVIIX

Voya VACS Index Series I Portfolio

92913T174-SAR

Portfolio: VVIMX

Voya VACS Index Series MC Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya VACS Index Series MC Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Index Series	$8	0.16%

Fund Statistics

  Total Net Assets$370,095,618
  # of Portfolio Holdings821
  Portfolio Turnover Rate28%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Russell Mid-Cap ETF	1.7%
Royal Caribbean Cruises Ltd.	0.6%
Howmet Aerospace, Inc.	0.6%
Coinbase Global, Inc. - Class A	0.6%
Robinhood Markets, Inc. - Class A	0.6%
Vistra Corp.	0.5%
Bank of New York Mellon Corp.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Axon Enterprise, Inc.	0.5%
Cloudflare, Inc. - Class A	0.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.3%
Exchange-Traded Funds	1.7%
Common Stock	98.1%

Sector Allocation

Value	Value
Industrials	17.6%
Financials	15.1%
Consumer Discretionary	11.5%
Information Technology	11.4%
Health Care	9.1%
Real Estate	7.3%
Utilities	6.0%
Energy	5.9%
Consumer Staples	5.2%
Materials	5.0%
Communication Services	4.0%
Exchange-Traded Funds	1.7%
Short-Term Investments	0.3%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/variable-portfolio/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Portfolio: VVIMX

Voya VACS Index Series MC Portfolio

92913T166-SAR

Portfolio: VVICX

Voya VACS Index Series SC Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya VACS Index Series SC Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Index Series	$8	0.16%

Fund Statistics

  Total Net Assets$184,047,744
  # of Portfolio Holdings1,758
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Credo Technology Group Holding Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.4%
HealthEquity, Inc.	0.4%
Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Brinker International, Inc.	0.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.5)%
Short-Term Investments	6.2%
Common Stock	97.3%

Sector Allocation

Value	Value
Financials	18.7%
Industrials	16.6%
Health Care	15.5%
Information Technology	14.4%
Consumer Discretionary	9.8%
Real Estate	5.9%
Energy	4.8%
Materials	3.7%
Utilities	3.1%
Communication Services	2.6%
Consumer Staples	2.2%
Short-Term Investments	6.2%
Liabilities in Excess of Other Assets	(3.5)%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/variable-portfolio/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Portfolio: VVICX

Voya VACS Index Series SC Portfolio

92913T158-SAR

(b)            Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Investments.

(a)            Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)            Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Semi-Annual Financial Statements and Other Information

June 30, 2025

Classes ADV, I, R6, S, and S2

Voya Variable Product Funds

■	Voya Global High Dividend Low Volatility Portfolio

■	Voya Government Money Market Portfolio

■	Voya Growth and Income Portfolio

■	Voya Intermediate Bond Portfolio

■	Voya Small Company Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180. Voya Government Money Market Portfolio does not file on Form N-PORT.

The Voya Government Money Market Portfolio files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: https://individuals.voya.com/product/variable-portfolio/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited)

	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio	Voya Growth and Income Portfolio
ASSETS:
Investments in securities at fair value+*	$489,959,709	$–	$2,494,009,992
Short-term investments at fair value†	12,377,638	–	37,902,398
Short-term investments at amortized cost	–	707,554,918	–
Repurchase agreements	–	187,133,000	–
Cash	211,350	108,941	812,105
Foreign currencies at value‡	35,571	–	–
Receivables:
Investment securities and currencies sold	4,335,442	117,210,337	–
Fund shares sold	90,388	292,201	127,058
Dividends	685,728	4,171	1,216,178
Interest	39	1,253,767	136
Foreign tax reclaims	1,022,758	–	4,190
Prepaid expenses	4,614	8,179	22,660
Reimbursement due from Investment Adviser	33,197	–	–
Other assets	64,678	128,039	290,193
Total assets	508,821,112	1,013,693,553	2,534,384,910
LIABILITIES:
Payable for investment securities and currencies purchased	4,307,624	90,339,688	–
Payable for fund shares redeemed	305,091	264,887	1,062,068
Payable upon receipt of securities loaned	11,328,638	–	20,822,398
Payable for investment management fees	224,402	229,274	1,300,610
Payable for distribution and shareholder service fees	75,093	–	39,178
Payable to directors/ trustees under the deferred compensation plan
(Note 6)	64,678	128,039	290,193
Payable for directors/ trustees fees	1,194	2,187	6,000
Other accrued expenses and liabilities	81,127	164,035	438,908
Total liabilities	16,387,847	91,128,110	23,959,355
NET ASSETS	$492,433,265	$922,565,443	$2,510,425,555
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$391,837,082	$922,561,919	$1,853,295,603
Total distributable earnings	100,596,183	3,524	657,129,952
NET ASSETS	$492,433,265	$922,565,443	$2,510,425,555
+ Including securities loaned at value	$10,733,084	$—	$20,404,453
* Cost of investments in securities	$418,490,680	$—	$1,827,045,058
† Cost of short-term investments	$12,377,638	$—	$37,902,398
‡ Cost of foreign currencies	$35,109	$—	$—

See Accompanying Notes to Financial Statements

1

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited) (continued)

	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio	Voya Growth and Income Portfolio
Class ADV
Net assets	$13,906,020	n/a	$89,797,791
Shares authorized	100,000,000	n/a	unlimited
Par value	$0.001	n/a	$1.000
Shares outstanding	1,131,396	n/a	4,364,341
Net asset value and redemption price per share	$12.29	n/a	$20.58
Class I
Net assets	$137,068,635	$922,565,443	$2,387,327,537
Shares authorized	100,000,000	unlimited	unlimited
Par value	$0.001	$1.000	$1.000
Shares outstanding	11,161,102	922,461,876	109,850,256
Net asset value and redemption price per share	$12.28	$1.00	$21.73
Class S
Net assets	$341,304,470	n/a	$32,520,759
Shares authorized	300,000,000	n/a	unlimited
Par value	$0.001	n/a	$1.000
Shares outstanding	27,631,530	n/a	1,575,335
Net asset value and redemption price per share	$12.35	n/a	$20.64
Class S2
Net assets	$154,140	n/a	$779,468
Shares authorized	100,000,000	n/a	unlimited
Par value	$0.001	n/a	$1.000
Shares outstanding	12,697	n/a	39,451
Net asset value and redemption price per share	$12.14	n/a	$19.76

See Accompanying Notes to Financial Statements

2

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited)

	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
ASSETS:
Investments in securities at fair value+*	$745,443,952	$233,393,636
Investments in affiliates at fair value**	164,767,234	–
Short-term investments at fair value†	13,036,101	9,640,648
Cash	7,426,961	109,943
Cash collateral for futures contracts	3,122,628	–
Cash pledged for centrally cleared swaps (Note 2)	3,066,000	–
Cash pledged as collateral for OTC derivatives (Note 2)	610,000	–
Foreign currencies at value‡	2,343,005	–
Receivables:
Investment securities sold	11,571,621	–
Investment securities sold on a delayed-delivery or when-issued basis	16,372,220	–
Fund shares sold	2,112,394	154,116
Dividends	894,226	362,823
Interest	5,662,070	–
Foreign tax reclaims	–	11,497
Variation margin on futures contracts	823,605	–
Unrealized appreciation on forward foreign currency contracts	1,530	–
Unrealized appreciation on forward premium swaptions	2,151,173	–
Prepaid expenses	8,283	2,314
Reimbursement due from Investment Adviser	95,146	10,596
Other assets	398,521	51,602
Total assets	979,906,670	243,737,175
LIABILITIES:
Payable for investment securities purchased	18,195,013	–
Payable for investment securities purchased on a delayed-delivery or when-issued basis	32,587,674	–
Payable for fund shares redeemed	12,535	66,118
Payable upon receipt of securities loaned	5,985,550	8,961,648
Unrealized depreciation on forward foreign currency contracts	1,199,341	–
Unrealized depreciation on forward premium swaptions	670,492	–
Variation margin payable on centrally cleared swaps	170,839	–
Cash received as collateral for OTC derivatives (Note 2)	1,590,000	–
Payable for investment management fees	372,359	142,636
Payable for distribution and shareholder service fees	87,708	11,731
Payable to directors/ trustees under the deferred compensation plan (Note 6)	398,521	51,602
Payable for directors/ trustees fees	2,269	609
Other accrued expenses and liabilities	415,922	74,978
Written options, at fair value^	77,295	–
Total liabilities	61,765,518	9,309,322
NET ASSETS	$918,141,152	$234,427,853
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,326,786,556	$245,650,301
Total distributable loss	(408,645,404)	(11,222,448)
NET ASSETS	$918,141,152	$234,427,853

+ Including securities loaned at value	$5,798,650	$8,693,957
* Cost of investments in securities	$771,717,990	$237,774,492
** Cost of investments in affiliates	$158,718,201	$—
† Cost of short-term investments	$13,037,225	$9,640,648
‡ Cost of foreign currencies	$2,321,026	$—
^ Premiums received on written options	$294,795	$—

See Accompanying Notes to Financial Statements

3

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited) (continued)

	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
Class ADV
Net assets	$180,832,058	$8,600,689
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	16,675,771	738,650
Net asset value and redemption price per share	$10.84	$11.64
Class I
Net assets	$670,068,119	$177,653,678
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	61,110,603	13,382,254
Net asset value and redemption price per share	$10.96	$13.28
Class R6
Net assets	n/a	$7,712,476
Shares authorized	n/a	100,000,000
Par value	n/a	$0.001
Shares outstanding	n/a	580,156
Net asset value and redemption price per share	n/a	$13.29
Class S
Net assets	$59,467,695	$40,461,010
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	5,458,757	3,231,004
Net asset value and redemption price per share	$10.89	$12.52
Class S2
Net assets	$7,773,280	n/a
Shares authorized	unlimited	n/a
Par value	$1.000	n/a
Shares outstanding	716,828	n/a
Net asset value and redemption price per share	$10.84	n/a

See Accompanying Notes to Financial Statements

4

STATEMENTS OF OPERATIONS for the six months ended June 30, 2025 (Unaudited)

	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio	Voya Growth and Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$8,492,553	$244,319	$17,069,589
Interest	585	18,683,187	5,029
Securities lending income, net	25,748	—	3,974
Other	1,839	3,272	9,255
Total investment income	8,520,725	18,930,778	17,087,847
EXPENSES:
Investment management fees	1,326,525	1,518,151	7,143,740
Distribution and shareholder service fees:
Class ADV	32,270	—	217,358
Class S	413,728	—	36,950
Class S2	295	—	1,437
Transfer agent fees:
Class ADV	3,773	—	17,437
Class I	37,909	320,779	454,041
Class S	96,753	—	5,928
Class S2	43	—	144
Shareholder reporting expense	12,022	14,428	34,715
Professional fees	18,711	32,946	80,602
Custody and accounting expense	41,096	24,495	64,875
Director/ Trustee fees and expenses	5,971	10,934	30,000
Miscellaneous expense	13,993	21,610	65,534
Interest expense	924	—	1,772
Total expenses	2,004,013	1,943,343	8,154,533
Waived and reimbursed fees	(133,308)	(195,195)	72,916
Net expenses	1,870,705	1,748,148	8,227,449
Net investment income	6,650,020	17,182,630	8,860,398
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	26,073,205	251,786	(7,914,864)
Foreign currency related transactions	105,495	—	—
Net realized gain (loss)	26,178,700	251,786	(7,914,864)
Net change in unrealized appreciation (depreciation) on:
Investments	25,433,075	—	129,969,708
Foreign currency related transactions	105,704	—	113
Net change in unrealized appreciation (depreciation)	25,538,779	—	129,969,821
Net realized and unrealized gain	51,717,479	251,786	122,054,957
Increase in net assets resulting from operations	$58,367,499	$17,434,416	$130,915,355
* Foreign taxes withheld	$511,306	$—	$61,439

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS for the six months ended June 30, 2025 (Unaudited)

	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$38,548	$2,194,821
Dividends from affiliated underlying funds	5,273,925	—
Interest	18,863,890	—
Securities lending income, net	40,048	24,493
Other	3,497	1,026
Total investment income	24,219,908	2,220,340
EXPENSES:
Investment management fees	2,250,043	906,371
Distribution and shareholder service fees:
Class ADV	444,511	21,215
Class S	73,702	54,884
Class S2	15,766	—
Transfer agent fees:
Class ADV	106,755	5,013
Class I	393,488	107,413
Class R6	—	7
Class S	35,401	25,916
Class S2	4,734	—
Shareholder reporting expense	36,845	9,774
Professional fees	51,242	12,509
Custody and accounting expense	170,350	20,598
Director/ Trustee fees and expenses	11,343	3,044
Miscellaneous expense	50,122	9,006
Total expenses	3,644,302	1,175,750
Waived and reimbursed fees	(711,216)	(60,522)
Net expenses	2,933,086	1,115,228
Net investment income	21,286,822	1,105,112
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,542,349)	7,485,813
Forward foreign currency contracts	(149,280)	—
Foreign currency related transactions	8,010	—
Futures	(5,017,437)	—
Swaps	(1,404,779)	—
Written options	307,805	—
Sales commitments	138,794	—
Net realized gain (loss)	(7,659,236)	7,485,813
Net change in unrealized appreciation (depreciation) on:
Investments	19,193,020	(12,154,869)
Affiliated underlying funds	2,728,833	—
Forward foreign currency contracts	(1,896,544)	—
Foreign currency related transactions	14,736	262
Futures	4,370,909	—

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS for the six months ended June 30, 2025 (Unaudited) (continued)

	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
Swaps	726,164	—
Written options	469,695	—
Net change in unrealized appreciation (depreciation)	25,606,813	(12,154,607)
Net realized and unrealized gain (loss)	17,947,577	(4,668,794)
Increase (decrease) in net assets resulting from operations	$39,234,399	$(3,563,682)
* Foreign taxes withheld	$—	$16,105

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Global High Dividend Low Volatility Portfolio		Voya Government Money Market Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$6,650,020	$11,691,531	$17,182,630	$39,531,844
Net realized gain	26,178,700	38,011,042	251,786	430,899
Net change in unrealized appreciation (depreciation)	25,538,779	9,343,547	—	—
Increase in net assets resulting from operations	58,367,499	59,046,120	17,434,416	39,962,743

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(896,857)	(702,630)	—	—
Class I	(9,138,296)	(7,775,423)	(17,438,724)	(39,871,963)
Class S(1)	(22,679,154)	(20,314,859)	—	(549)
Class S2	(10,114)	(13,458)	—	—
Class T(2)	—	(6,126)	—	—
Total distributions	(32,724,421)	(28,812,496)	(17,438,724)	(39,872,512)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,748,737	8,840,756	153,279,315	192,650,111
Reinvestment of distributions	32,724,421	28,812,496	17,438,724	39,871,963
	40,473,158	37,653,252	170,718,039	232,522,074
Cost of shares redeemed	(39,471,960)	(88,580,448)	(72,778,924)	(198,605,887)
Net increase (decrease) in net assets resulting from capital share transactions	1,001,198	(50,927,196)	97,939,115	33,916,187
Net increase (decrease) in net assets	26,644,276	(20,693,572)	97,934,807	34,006,418

NET ASSETS:
Beginning of year or period	465,788,989	486,482,561	824,630,636	790,624,218
End of year or period	$492,433,265	$465,788,989	$922,565,443	$824,630,636

(1)	Class S of Voya Government Money Market Portfolio was fully redeemed on close of business May 1, 2024.

(2)	Class T of Global High Dividend Low Volatility Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Growth and Income Portfolio		Voya Intermediate Bond Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$8,860,398	$19,147,228	$21,286,822	$79,661,968
Net realized gain (loss)	(7,914,864)	319,619,231	(7,659,236)	3,949,419
Net change in unrealized appreciation (depreciation)	129,969,821	140,369,905	25,606,813	12,710,358
Increase in net assets resulting from operations	130,915,355	479,136,364	39,234,399	96,321,745

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(1,352,194)	(12,702,776)	(3,700,833)	(7,732,052)
Class I	(33,888,955)	(312,765,110)	(15,284,752)	(30,980,523)
Class S	(462,636)	(4,527,241)	(1,300,891)	(42,299,441)
Class S2	(11,867)	(99,988)	(168,357)	(336,876)
Total distributions	(35,715,652)	(330,095,115)	(20,454,833)	(81,348,892)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	126,528,169	287,031,123	29,747,904	131,883,666
Reinvestment of distributions	35,697,877	329,890,863	20,453,685	79,932,512
	162,226,046	616,921,986	50,201,589	211,816,178
Cost of shares redeemed	(165,108,390)	(352,602,050)	(59,096,553)	(1,634,330,372)
Net increase (decrease) in net assets resulting from capital share transactions	(2,882,344)	264,319,936	(8,894,964)	(1,422,514,194)
Net increase (decrease) in net assets	92,317,359	413,361,185	9,884,602	(1,407,541,341)
NET ASSETS:
Beginning of year or period	2,418,108,196	2,004,747,011	908,256,550	2,315,797,891
End of year or period	$2,510,425,555	$2,418,108,196	$918,141,152	$908,256,550

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Small Company Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$1,105,112	$2,780,526
Net realized gain	7,485,813	39,799,928
Net change in unrealized appreciation (depreciation)	(12,154,607)	(12,809,188)
Increase (decrease) in net assets resulting from operations	(3,563,682)	29,771,266

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(1,396,502)	(345,295)
Class I	(26,769,416)	(8,310,232)
Class R6	(1,181,485)	(312,443)
Class S	(6,453,592)	(2,352,815)
Total distributions	(35,800,995)	(11,320,785)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,695,110	10,172,719
Reinvestment of distributions	35,800,995	11,320,785
	38,496,105	21,493,504
Cost of shares redeemed	(56,140,437)	(52,121,635)
Net decrease in net assets resulting from capital share transactions	(17,644,332)	(30,628,131)
Net decrease in net assets	(57,009,009)	(12,177,650)
NET ASSETS:
Beginning of year or period	291,436,862	303,614,512
End of year or period	$234,427,853	$291,436,862

See Accompanying Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions										Ratios to average net assets					Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)		($000’s)	(%)
Voya Global High Dividend Low Volatility Portfolio
Class ADV
06-30-25+	11.68	0.15	•	1.31	1.46	0.07		0.78		—	0.85		—	12.29	12.81	1.16	1.10	1.10	2.52		13,906	39
12-31-24	11.01	0.24	•	1.09	1.33	0.27		0.39		—	0.66		—	11.68	12.38	1.17	1.10	1.10	2.09		12,252	72
12-31-23	11.01	0.27	•	0.37	0.64	0.27		0.37		—	0.64		—	11.01	6.18	1.16	1.10	1.10	2.54		10,354	70
12-31-22	12.32	0.25	•	(0.93)	(0.68)	0.24		0.39		—	0.63		—	11.01	(5.38)	1.15	1.10	1.10	2.23		11,235	68
12-31-21	10.46	0.21	•	1.89	2.10	0.24		—		—	0.24		—	12.32	20.23	1.16	1.10	1.10	1.85		13,886	71
12-31-20	10.83	0.18		(0.35)	(0.17)	0.19		—		0.01	0.20		—	10.46	(1.27)	1.16	1.10	1.10	1.86		13,684	72
Class I
06-30-25+	11.66	0.18	•	1.30	1.48	0.08		0.78		—	0.86		—	12.28	13.05	0.66	0.60	0.60	3.01		137,069	39
12-31-24	10.99	0.30	•	1.08	1.38	0.32		0.39		—	0.71		—	11.66	12.94	0.67	0.60	0.60	2.59		124,887	72
12-31-23	10.99	0.32	•	0.37	0.69	0.32		0.37		—	0.69		—	10.99	6.74	0.66	0.60	0.60	3.04		122,202	70
12-31-22	12.30	0.30	•	(0.92)	(0.62)	0.30		0.39		—	0.69		—	10.99	(4.90)	0.65	0.60	0.60	2.73		125,985	68
12-31-21	10.44	0.27	•	1.89	2.16	0.30		—		—	0.30		—	12.30	20.87	0.66	0.60	0.60	2.35		144,785	71
12-31-20	10.82	0.23		(0.36)	(0.13)	0.24		—		0.01	0.25		—	10.44	(0.83)	0.66	0.60	0.60	2.36		129,379	72
Class S
06-30-25+	11.73	0.17	•	1.31	1.48	0.08		0.78		—	0.86		—	12.35	12.90	0.91	0.85	0.85	2.74		341,304	39
12-31-24	11.05	0.27	•	1.09	1.36	0.29		0.39		—	0.68		—	11.73	12.68	0.92	0.85	0.85	2.34		328,504	72
12-31-23	11.05	0.30	•	0.36	0.66	0.29		0.37		—	0.66		—	11.05	6.43	0.91	0.85	0.85	2.78		351,456	70
12-31-22	12.36	0.28	•	(0.93)	(0.65)	0.27		0.39		—	0.66		—	11.05	(5.11)	0.90	0.85	0.85	2.48		392,545	68
12-31-21	10.49	0.24	•	1.90	2.14	0.27		—		—	0.27		—	12.36	20.56	0.91	0.85	0.85	2.10		474,598	71
12-31-20	10.87	0.21		(0.37)	(0.16)	0.21		—		0.01	0.22		—	10.49	(1.09)	0.91	0.85	0.85	2.11		465,405	72
Class S2
06-30-25+	11.55	0.15	•	1.29	1.44	0.07		0.78		—	0.85		—	12.14	12.81	1.06	1.00	1.00	2.59		154	39
12-31-24	10.89	0.25	•	1.08	1.33	0.28		0.39		—	0.67		—	11.55	12.50	1.07	1.00	1.00	2.20		146	72
12-31-23	10.89	0.28	•	0.37	0.65	0.28		0.37		—	0.65		—	10.89	6.37	1.06	1.00	1.00	2.64		229	70
12-31-22	12.20	0.26	•	(0.93)	(0.67)	0.25		0.39		—	0.64		—	10.89	(5.33)	1.05	1.00	1.00	2.34		223	68
12-31-21	10.35	0.22	•	1.88	2.10	0.25		—		—	0.25		—	12.20	20.46	1.06	1.00	1.00	1.92		265	71
12-31-20	10.73	0.19		(0.36)	(0.17)	0.20		—		0.01	0.21		—	10.35	(1.25)	1.06	1.00	1.00	1.95		354	72
Voya Government Money Market Portfolio
Class I
06-30-25+	1.00	0.02	•	—	0.02	0.02		0.00	*	—	0.02		—	1.00	2.01	0.45	0.40	0.40	3.96		922,565	—
12-31-24	1.00	0.05	•	—	0.05	0.05		0.00	*	—	0.05		—	1.00	4.91	0.45	0.40	0.40	4.79		824,631	—
12-31-23	1.00	0.05	•	—	0.05	0.05		—		—	0.05		—	1.00	4.77	0.48	0.43	0.43	4.72		789,249	—
12-31-22	1.00	0.01	•	0.00 *	0.01	0.01		—		—	0.01		—	1.00	1.39	0.50	0.35	0.35	1.43		523,130	—
12-31-21	1.00	—	•	0.00 *	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.09	0.50	0.05	0.05	0.00	*	485,800	—
12-31-20	1.00	0.00	*	0.00 *	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.29	0.51	0.17	0.17	0.20		569,945	—
Voya Growth and Income Portfolio
Class ADV
06-30-25+	19.85	0.03	•	1.01	1.04	—		0.31		—	0.31		—	20.58	5.37	1.16	1.12	1.12	0.31		89,798	41
12-31-24	18.60	0.09	•	4.29	4.38	0.10		3.03		—	3.13		—	19.85	23.32	1.16	1.12	1.12	0.41		91,161	95
12-31-23	16.21	0.12	•	4.22	4.34	0.13		1.82		—	1.95		—	18.60	26.78	1.19	1.12	1.12	0.64		83,897	75
12-31-22	22.50	0.13	•	(3.55)	(3.42)	0.14		2.73		—	2.87		—	16.21	(15.08)	1.18	1.11	1.11	0.64		73,784	56
12-31-21	29.29	0.13	•	8.14	8.27	0.19		14.87		—	15.06		—	22.50	28.41	1.16	1.06	1.06	0.39		97,015	65
12-31-20	27.93	0.26		4.22	4.48	0.26		2.86		—	3.12		—	29.29	16.74	1.17	1.07	1.07	0.90		903,118	92
Class I
06-30-25+	20.90	0.08	•	1.06	1.14	—		0.31		—	0.31		—	21.73	5.58	0.66	0.67	0.67	0.76		2,387,328	41
12-31-24	19.45	0.19	•	4.49	4.68	0.20		3.03		—	3.23		—	20.90	23.85	0.66	0.67	0.67	0.86		2,293,616	95

See Accompanying Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Growth and Income Portfolio (continued)
Class I (continued)
12-31-23	16.88	0.21	•	4.41	4.62	0.23	1.82		—	2.05	—	19.45	27.39	0.69	0.67	0.67	1.09	1,890,606	75
12-31-22	23.30	0.22	•	(3.68)	(3.46)	0.23	2.73		—	2.96	—	16.88	(14.71)	0.68	0.66	0.66	1.09	1,644,921	56
12-31-21	29.90	0.29	•	8.33	8.62	0.35	14.87		—	15.22	—	23.30	29.00	0.66	0.61	0.61	0.85	2,137,930	65
12-31-20	28.44	0.39		4.32	4.71	0.39	2.86		—	3.25	—	29.90	17.26	0.67	0.62	0.62	1.35	1,845,796	92
Class S
06-30-25+	19.89	0.05	•	1.01	1.06	—	0.31		—	0.31	—	20.64	5.46	0.91	0.92	0.92	0.50	32,521	41
12-31-24	18.63	0.13	•	4.30	4.43	0.14	3.03		—	3.17	—	19.89	23.56	0.91	0.92	0.92	0.61	32,627	95
12-31-23	16.23	0.15	•	4.24	4.39	0.17	1.82		—	1.99	—	18.63	27.06	0.94	0.92	0.92	0.84	29,695	75
12-31-22	22.54	0.17	•	(3.57)	(3.40)	0.18	2.73		—	2.91	—	16.23	(14.96)	0.93	0.91	0.91	0.84	32,229	56
12-31-21	29.32	0.20	•	8.16	8.36	0.27	14.87		—	15.14	—	22.54	28.72	0.91	0.86	0.86	0.59	42,612	65
12-31-20	27.96	0.32		4.22	4.54	0.32	2.86		—	3.18	—	29.32	16.93	0.92	0.87	0.87	1.10	482,532	92
Class S2
06-30-25+	19.07	0.03	•	0.97	1.00	—	0.31		—	0.31	—	19.76	5.38	1.06	1.07	1.07	0.36	779	41
12-31-24	17.98	0.09	•	4.15	4.24	0.12	3.03		—	3.15	—	19.07	23.36	1.06	1.07	1.07	0.46	704	95
12-31-23	15.74	0.12	•	4.11	4.23	0.17	1.82		—	1.99	—	17.98	26.90	1.09	1.07	1.07	0.69	549	75
12-31-22	21.97	0.13	•	(3.47)	(3.34)	0.16	2.73		—	2.89	—	15.74	(15.08)	1.08	1.06	1.06	0.69	413	56
12-31-21	28.88	0.15	•	8.03	8.18	0.22	14.87		—	15.09	—	21.97	28.52	1.06	1.01	1.01	0.46	488	65
12-31-20	27.59	0.25	•	4.19	4.44	0.29	2.86		—	3.15	—	28.88	16.81	1.07	1.02	1.02	0.95	367	92
Voya Intermediate Bond Portfolio
Class ADV
06-30-25+	10.62	0.23	•	0.21	0.44	0.22	—		—	0.22	—	10.84	4.18	1.19	1.03	1.03	4.35	180,832	62
12-31-24	10.82	0.43	•	(0.19)	0.24	0.44	—		—	0.44	—	10.62	2.28	1.10	1.03	1.03	4.00	180,921	240
12-31-23	10.51	0.39	•	0.31	0.70	0.39	—		—	0.39	—	10.82	6.78	1.09	1.03	1.03	3.71	193,771	278
12-31-22	12.68	0.28	•	(2.16)	(1.88)	0.29	—		—	0.29	—	10.51	(14.90)	1.08	1.03	1.03	2.51	203,733	246
12-31-21	13.19	0.26	•	(0.44)	(0.18)	0.25	0.00	*	0.08	0.33	—	12.68	(1.42)	1.07	1.03	1.03	2.01	284,547	139
12-31-20	12.94	0.32		0.61	0.93	0.38	0.30		—	0.68	—	13.19	7.32	1.08	1.03	1.03	2.40	312,654	99
Class I
06-30-25+	10.74	0.26	•	0.21	0.47	0.25	—		—	0.25	—	10.96	4.42	0.69	0.53	0.53	4.85	670,068	62
12-31-24	10.94	0.49	•	(0.19)	0.30	0.50	—		—	0.50	—	10.74	2.82	0.60	0.53	0.53	4.50	658,204	240
12-31-23	10.63	0.45	•	0.30	0.75	0.44	—		—	0.44	—	10.94	7.28	0.59	0.53	0.53	4.21	712,402	278
12-31-22	12.82	0.34	•	(2.18)	(1.84)	0.35	—		—	0.35	—	10.63	(14.44)	0.58	0.53	0.53	3.02	727,981	246
12-31-21	13.33	0.33	•	(0.45)	(0.12)	0.31	0.00	*	0.08	0.39	—	12.82	(0.88)	0.57	0.53	0.53	2.51	976,144	139
12-31-20	13.08	0.39		0.61	1.00	0.45	0.30		—	0.75	—	13.33	7.81	0.58	0.53	0.53	2.89	1,108,593	99
Class S
06-30-25+	10.67	0.25	•	0.21	0.46	0.24	—		—	0.24	—	10.89	4.30	0.94	0.78	0.78	4.60	59,468	62
12-31-24	10.87	0.46	•	(0.19)	0.27	0.47	—		—	0.47	—	10.67	2.55	0.85	0.78	0.78	4.28	60,945	240
12-31-23	10.56	0.42	•	0.30	0.72	0.41	—		—	0.41	—	10.87	7.03	0.84	0.78	0.78	3.96	1,401,595	278
12-31-22	12.74	0.31	•	(2.17)	(1.86)	0.32	—		—	0.32	—	10.56	(14.68)	0.83	0.78	0.78	2.77	1,481,569	246
12-31-21	13.24	0.29	•	(0.43)	(0.14)	0.28	0.00	*	0.08	0.36	—	12.74	(1.07)	0.82	0.78	0.78	2.26	1,956,289	139
12-31-20	12.99	0.35		0.62	0.97	0.42	0.30		—	0.72	—	13.24	7.57	0.83	0.78	0.78	2.65	2,139,406	99
Class S2
06-30-25+	10.62	0.24	•	0.21	0.45	0.23	—		—	0.23	—	10.84	4.24	1.09	0.93	0.93	4.44	7,773	62
12-31-24	10.82	0.44	•	(0.19)	0.25	0.45	—		—	0.45	—	10.62	2.38	1.00	0.93	0.93	4.10	8,187	240
12-31-23	10.51	0.40	•	0.31	0.71	0.40	—		—	0.40	—	10.82	6.89	0.99	0.93	0.93	3.81	8,030	278
12-31-22	12.69	0.29	•	(2.17)	(1.88)	0.30	—		—	0.30	—	10.51	(14.88)	0.98	0.93	0.93	2.56	7,618	246
12-31-21	13.19	0.27	•	(0.43)	(0.16)	0.26	0.00	*	0.08	0.34	—	12.69	(1.24)	0.97	0.93	0.93	2.11	15,571	139
12-31-20	12.94	0.33		0.62	0.95	0.40	0.30		—	0.70	—	13.19	7.42	0.98	0.93	0.93	2.50	21,316	99

See Accompanying Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Small Company Portfolio
Class ADV
06-30-25+	14.33	0.03	•	(0.44)	(0.41)	0.10	2.18	—	2.28	—	11.64	(2.14)	1.41	1.36	1.36	0.51	8,601	65
12-31-24	13.56	0.07	•	1.23	1.30	0.08	0.45	—	0.53	—	14.33	10.00	1.42	1.36	1.36	0.51	8,698	183
12-31-23	11.56	0.04	•	1.97	2.01	0.01	—	—	0.01	—	13.56	17.37	1.45	1.36	1.36	0.36	8,712	193
12-31-22	19.74	(0.01	)•	(3.40)	(3.41)	—	4.77	—	4.77	—	11.56	(17.04)	1.46	1.38	1.38	(0.05)	7,493	209
12-31-21	17.36	(0.10	)•	2.56	2.46	—	0.08	—	0.08	—	19.74	14.19	1.49	1.40	1.40	(0.52)	8,826	129
12-31-20	15.91	(0.04)		1.77	1.73	0.01	0.27	—	0.28	—	17.36	11.73	1.52	1.40	1.40	(0.31)	6,851	134
Class I
06-30-25+	16.03	0.07	•	(0.47)	(0.40)	0.17	2.18	—	2.35	—	13.28	(1.83)	0.91	0.86	0.86	0.98	177,654	65
12-31-24	15.09	0.15	•	1.38	1.53	0.14	0.45	—	0.59	—	16.03	10.56	0.92	0.86	0.86	1.01	215,963	183
12-31-23	12.85	0.11	•	2.19	2.30	0.06	—	—	0.06	—	15.09	18.00	0.95	0.86	0.86	0.84	225,540	193
12-31-22	21.22	0.06	•	(3.66)	(3.60)	—	4.77	—	4.77	—	12.85	(16.68)	0.96	0.88	0.88	0.42	226,999	209
12-31-21	18.59	(0.01	)•	2.75	2.74	0.03	0.08	—	0.11	—	21.22	14.76	0.99	0.90	0.90	(0.03)	344,506	129
12-31-20	17.04	0.05		1.86	1.91	0.09	0.27	—	0.36	—	18.59	12.28	1.02	0.90	0.90	0.19	347,004	134
Class R6
06-30-25+	16.06	0.08	•	(0.49)	(0.41)	0.18	2.18	—	2.36	—	13.29	(1.87)	0.80	0.80	0.80	1.07	7,712	65
12-31-24	15.11	0.17	•	1.38	1.55	0.15	0.45	—	0.60	—	16.06	10.69	0.79	0.79	0.79	1.10	7,892	183
12-31-23	12.87	0.12	•	2.19	2.31	0.07	—	—	0.07	—	15.11	18.05	0.80	0.80	0.80	0.92	5,042	193
12-31-22	21.23	0.07	•	(3.66)	(3.59)	—	4.77	—	4.77	—	12.87	(16.62)	0.83	0.83	0.83	0.45	8,465	209
12-31-21	18.60	0.00	*•	2.74	2.74	0.03	0.08	—	0.11	—	21.23	14.77	0.87	0.87	0.87	0.00 *	14,790	129
12-31-20	17.04	0.03		1.89	1.92	0.09	0.27	—	0.36	—	18.60	12.34	0.89	0.89	0.89	0.25	11,466	134
Class S
06-30-25+	15.23	0.05	•	(0.47)	(0.42)	0.11	2.18	—	2.29	—	12.52	(2.06)	1.16	1.11	1.11	0.70	40,461	65
12-31-24	14.36	0.11	•	1.31	1.42	0.10	0.45	—	0.55	—	15.23	10.34	1.17	1.11	1.11	0.76	58,884	183
12-31-23	12.23	0.08	•	2.08	2.16	0.03	—	—	0.03	—	14.36	17.68	1.20	1.11	1.11	0.60	64,320	193
12-31-22	20.51	0.03	•	(3.54)	(3.51)	—	4.77	—	4.77	—	12.23	(16.86)	1.21	1.13	1.13	0.18	59,003	209
12-31-21	17.99	(0.06	)•	2.66	2.60	—	0.08	—	0.08	—	20.51	14.47	1.24	1.15	1.15	(0.28)	80,449	129
12-31-20	16.48	0.00	*	1.83	1.83	0.05	0.27	—	0.32	—	17.99	12.04	1.27	1.15	1.15	(0.06)	80,512	134

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

As further detailed below, the Voya Variable Product Funds are series of Voya Variable Funds, Voya Variable Portfolios, Inc., Voya Intermediate Bond Portfolio, and Voya Government Money Market Portfolio (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).

Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has seventeen active separate investment series. The two diversified series of Voya Variable Portfolios, Inc. included in this report are Voya Global High Dividend Low Volatility Portfolio (“Global High Dividend Low Volatility”), and Voya Small Company Portfolio (“Small Company”). Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Government Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Government Money Market Portfolio (“Government Money Market”). Each of the Voya Variable Product Funds is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class R6, Class S, and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Money Market), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share.

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Government Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Money Market, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition.  Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2025, the maximum amount of loss that Intermediate Bond would incur if the counterparties to its derivative transactions failed to perform would be $2,151,173 which represent the gross payments to be received by the Portfolio on OTC forward premium swaptions, open forward foreign currency contracts and purchased options were they to be unwound as of June 30, 2025. At June 30, 2025, Intermediate Bond received $1,590,000 in cash collateral from certain counterparties.

Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2025, Intermediate Bond had a liability position of $1,947,128 on OTC forward premium swaptions, open forward foreign currency contracts and written options. If a contingent feature would have been triggered as of June 30, 2025, the Portfolio could have been required to pay these amounts in cash to its counterparties. At June 30, 2025, Intermediate Bond pledged $610,000 in cash collateral to certain counterparties for open OTC derivatives.

E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

During the period ended June 30, 2025, Intermediate Bond had average contract amounts of $505,057 and $13,282,066, respectively, on forward foreign currency contracts purchased and sold.

Intermediate Bond entered into forward foreign currency contracts to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within the respective Portfolio of Investments for Intermediate Bond for open forward foreign currency contracts at June 30, 2025.

Each Portfolio, with the exception of Government Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2025, Intermediate Bond has purchased and sold futures contracts on various bonds and notes as part of its duration management. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2025, Intermediate Bond had average notional values of $204,621,151 and $149,546,867, respectively, on futures contracts purchased and sold. Please refer to the tables within the respective Portfolio of Investments for Intermediate Bond for open futures contracts at June 30, 2025.

F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

During the period ended June 30, 2025, Intermediate Bond had purchased forward premium swaptions with an average notional value of $100,283,124 to manage its duration and yield curve exposures. Please refer to the tables within the Portfolio of Investments for open purchased forward premium swaptions at June 30, 2025.

During the period ended June 30, 2025, Intermediate Bond had written forward premium swaptions with an average notional value of $109,773,073 to generate income. Please

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

refer to the tables within the Portfolio of Investments for open written forward premium swaptions at June 30, 2025.

During the period ended June 30, 2025, Intermediate Bond had purchased interest swaptions to manage its duration strategy. Intermediate Bond had average notional values of $11,649,959 on purchased interest swaptions. Please refer to the tables within the Portfolio of Investments for open purchased interest rate swaptions at June 30, 2025.

During the period ended June 30, 2025, Intermediate Bond had written interest swaptions to generate income. Intermediate Bond had average notional values of $18,112,480 on written interest swaptions. Please refer to the tables within the Portfolio of Investments for open written interest rate swaptions at June 30, 2025.

During the period ended June 30, 2025, Intermediate Bond had written credit default swaptions to generate income. Intermediate Bond had average notional values of $22,653,400 on written credit default swaptions. Please refer to the tables within the Portfolio of Investments for open written credit default swaptions at June 30, 2025.

G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios distribute capital gains, if any, annually. Small Company declares and pays dividends, if any, annually. Growth and Income declares and pays dividends, if any, semi-annually. Government Money Market and Intermediate Bond declare dividends daily and pay dividends, if any, monthly. Global High Dividend Low Volatility declares and pays dividends, if any, quarterly. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

H. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table within the Portfolio of Investments for Government Money Market for open repurchase agreements subject to the MRA on a net basis at June 30, 2025

K. Securities Lending. Each Portfolio (except Government Money Market) may temporarily loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule144A”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2025, there was no collateral pledged or received for open when-issued or delayed-delivery transactions.

N. Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based roll transactions, the fee is recorded as income.

O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within each Portfolio’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the period ended June 30, 2025, Intermediate Bond bought and sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Intermediate Bond used CDX swaps to hedge or gain additional exposure to credit risk associated with various sectors within the credit market.

For the period ended June 30, 2025, Intermediate Bond had an average notional amount of $65,323,333 and $18,351,000 respectively, on credit default swaps to buy and sell protection. Please refer to the tables within the Portfolio of Investments for Intermediate Bond for open credit default swaps to buy protection at June 30, 2025. There were no open credit default swaps to sell protection at June 30, 2025.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the period ended June 30, 2025, Intermediate Bond has entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. During the period ended June 30, 2025, Intermediate Bond had average notional amount of $4,368,035 on Long interest rate swaps.

For the period ended June 30, 2025, Intermediate Bond has entered into interest rate swaps in which it pays a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. During the period ended June 30, 2025, Intermediate Bond had average notional amounts of $88,781,636 on Short interest rate swaps.

Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for open interest rate swaps at June 30, 2025.

At June 30, 2025, Intermediate Bond had pledged $3,066,000 in cash collateral for open centrally cleared swaps.

Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, a Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

During the period ended June 30, 2025, Intermediate Bond did not enter into any volatility swaps.

P. Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2025, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Global High Dividend Low Volatility	$189,006,875	$214,234,635
Growth and Income	996,820,856	1,038,788,671
Intermediate Bond	159,124,182	201,117,938
Small Company	158,375,990	210,605,828

U.S. government securities not included above were as follows:

	Purchases	Sales
Intermediate Bond	$404,897,665	$349,826,495

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Global High Dividend Low Volatility	0.56% on the first $500 million;
0.53% on the next $500 million;
0.51% thereafter
Government Money Market	0.35%
Growth and Income	0.600% on the first $5 billion;
0.550% on the next $5 billion;
0.525% thereafter
Intermediate Bond	0.50% on first $4 billion;
0.48% on next $3 billion;
0.46% thereafter
Small Company	0.75%

For Government Money Market, the Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with each Portfolio’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV, Class S, and Class S2 shares of the respective Portfolios are subject to a shareholder service and distribution plan or a distribution plan (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Portfolios’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.

Under the Plans for Class ADV and Class S2 shares of the respective Portfolios, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class ADV shares of Growth and Income so that the actual fee paid by Class ADV shares of the Portfolio is an annual rate of 0.20%. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

Under the Plan for Class S shares of the respective Portfolios, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares.

The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Money Market in maintaining a yield of not less than zero through May 1, 2026. There is no guarantee that the Portfolio will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain

24

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expense) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the period ended June 30, 2025, there were no amounts waived or reimbursed to assist the Portfolio in maintaining a yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any. As of June 30, 2025, Government Money Markets did not have any amounts of waived and/ or reimbursed fees that are subject to possible recoupment by the Investment Adviser.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Government Money Market	9.23%
	Growth and Income	5.48
	Intermediate Bond	24.88
Voya Retirement Insurance and Annuity Company	Government Money Market	87.73
	Growth and Income	71.54
	Intermediate Bond	60.09
	Small Company	74.28

The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors/ trustees, as described in the DC Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’

deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’/trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2025, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Global High Dividend Low Volatility	$138,230
Government Money Market	320,478
Growth and Income	475,160
Intermediate Bond	540,016
Small Company	138,106

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
Global High Dividend Low Volatility	1.34%	0.84%	N/A	1.09%	1.24%
Growth and Income	1.27%	0.67%	N/A	0.92%	1.07%
Intermediate Bond	1.03%	0.53%	N/A	0.78%	0.93%
Small Company	1.36%	0.86%	0.86%	1.11%	N/A

Pursuant to a side letter agreement through May 1, 2026, the Investment Adviser has further lowered the expense limits to the levels listed below for Global High Dividend Low Volatility. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that the side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.

Portfolio	Class ADV	Class I	Class S	Class S2
Global High Dividend Low Volatility	1.10%	0.60%	0.85%	1.00%

Unless otherwise specified above and with the exception of the non-recoupable management fee waiver for Government Money Market, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment

25

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as below:

	June 30,
	2026	2027	2028	Total
Growth and Income	$75,441	$—	$—	$75,441
Intermediate Bond	569,909	36,441	378,577	984,927

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2025, are as follows:

	June 30,
	2026	2027	2028	Total
Growth and Income
Class ADV	$5,503	$2,896	$—	$8,399
Class I	114,676	66,738	—	181,414
Class S	2,420	924	—	3,344
Class S2	25	16	—	41
Intermediate Bond
Class ADV	$45,332	$110,963	$171,060	$327,355
Class I	162,124	401,380	623,121	1,186,625
Class S	329,975	806,789	259,885	1,396,649
Class S2	1,737	4,558	7,595	13,890
Small Company
Class ADV	$5,965	$5,868	$4,205	$16,038
Class I	187,758	150,725	96,640	435,123
Class S	46,929	42,581	24,975	114,485

The Expense Limitation Agreements are contractual through May 1, 2026 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of

$400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the period ended June 30, 2025:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Global High Dividend Low Volatility	2	$3,122,000	5.33%
Growth and Income	4	2,992,750	5.33

26

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Global High Dividend Low Volatility
Class ADV
6/30/2025	85,171	—	75,743	(78,090)	—	82,824	1,042,729	—	896,857	(957,071)	—	982,515
12/31/2024	232,407	—	61,970	(186,038)	—	108,339	2,642,472	—	702,630	(2,170,911)	—	1,174,191
Class I
6/30/2025	183,827	—	772,352	(505,225)	—	450,954	2,248,630	—	9,138,296	(6,129,796)	—	5,257,130
12/31/2024	206,073	—	685,757	(1,302,840)	—	(411,010)	2,388,367	—	7,775,423	(15,156,505)	—	(4,992,715)
Class S
6/30/2025	364,497	—	1,906,365	(2,642,357)	—	(371,495)	4,456,302	—	22,679,154	(32,374,825)	—	(5,239,369)
12/31/2024	331,203	—	1,782,669	(5,914,590)	—	(3,800,718)	3,775,068	—	20,314,859	(68,793,849)	—	(44,703,922)
Class S2
6/30/2025	90	—	865	(860)	—	95	1,076	—	10,114	(10,268)	—	922
12/31/2024	176	—	1,202	(9,831)	—	(8,453)	1,984	—	13,458	(116,306)	—	(100,864)
Class T(1)
6/30/2025	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2024	2,831	—	520	(206,600)	—	(203,249)	32,865	—	6,126	(2,342,877)	—	(2,303,886)
Government Money Market
Class I
6/30/2025	153,279,316	—	17,438,724	(72,778,924)	—	97,939,116	153,279,315	—	17,438,724	(72,778,924)	—	97,939,115
12/31/2024	192,650,111	—	39,871,963	(197,231,018)	—	35,291,056	192,650,111	—	39,871,963	(197,231,018)	—	35,291,056
Class S(2)
6/30/2025	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2024	—	—	—	(1,374,869)	—	(1,374,869)	—	—	—	(1,374,869)	—	(1,374,869)
Growth and Income
Class ADV
6/30/2025	33,502	—	71,773	(334,466)	—	(229,191)	650,640	—	1,352,194	(6,516,355)	—	(4,513,521)
12/31/2024	121,095	—	625,208	(663,588)	—	82,715	2,445,633	—	12,702,776	(13,983,639)	—	1,164,770
Class I
6/30/2025	5,736,057	—	1,702,925	(7,347,428)	—	91,554	121,010,030	—	33,871,180	(151,769,812)	—	3,111,398
12/31/2024	12,976,830	—	14,619,310	(15,063,445)	—	12,532,695	278,871,315	—	312,560,858	(329,330,078)	—	262,102,095
Class S
6/30/2025	246,411	—	24,478	(335,981)	—	(65,092)	4,829,793	—	462,636	(6,820,152)	—	(1,527,723)
12/31/2024	266,549	—	222,385	(442,346)	—	46,588	5,686,342	—	4,527,241	(9,285,341)	—	928,242
Class S2
6/30/2025	1,994	—	656	(105)	—	2,545	37,706	—	11,867	(2,071)	—	47,502
12/31/2024	1,402	—	5,121	(149)	—	6,374	27,833	—	99,988	(2,992)	—	124,829
Intermediate Bond
Class ADV
6/30/2025	354,159	—	343,666	(1,054,524)	—	(356,699)	3,792,348	—	3,700,833	(11,278,131)	—	(3,784,950)
12/31/2024	540,054	—	720,148	(2,132,849)	—	(872,647)	5,799,273	—	7,732,052	(22,881,389)	—	(9,350,064)
Class I
6/30/2025	2,001,353	—	1,403,783	(3,586,565)	—	(181,429)	21,691,985	—	15,283,622	(38,792,818)	—	(1,817,211)
12/31/2024	3,866,247	—	2,853,655	(10,537,400)	—	(3,817,498)	42,032,984	—	30,973,661	(114,261,510)	—	(41,254,865)
Class S
6/30/2025	286,734	—	120,229	(660,397)	—	(253,434)	3,087,704	—	1,300,873	(7,096,257)	—	(2,707,680)
12/31/2024	7,643,461	—	3,806,311	(134,729,103)	—	(123,279,331)	82,066,385	—	40,889,923	(1,495,177,628)	—	(1,372,221,320)
Class S2
6/30/2025	109,773	—	15,631	(179,231)	—	(53,827)	1,175,867	—	168,357	(1,929,347)	—	(585,123)
12/31/2024	183,902	—	31,375	(186,564)	—	28,713	1,985,024	—	336,876	(2,009,845)	—	312,055
Small Company
Class ADV
6/30/2025	43,628	—	125,359	(37,136)	—	131,851	605,024	—	1,396,502	(497,225)	—	1,504,301
12/31/2024	47,530	—	26,561	(109,939)	—	(35,848)	633,203	—	345,295	(1,506,032)	—	(527,534)
Class I
6/30/2025	27,432	—	2,107,828	(2,221,461)	—	(86,201)	419,611	—	26,769,416	(35,938,391)	—	(8,749,364)
12/31/2024	172,044	—	573,119	(2,226,596)	—	(1,481,433)	2,648,079	—	8,310,232	(34,274,526)	—	(23,316,215)
Class R6
6/30/2025	55,786	—	92,957	(59,880)	—	88,863	763,966	—	1,181,485	(904,368)	—	1,041,083
12/31/2024	276,765	—	21,518	(140,658)	—	157,625	4,085,673	—	312,443	(2,219,178)	—	2,178,938
Class S
6/30/2025	63,118	—	538,697	(1,237,774)	—	(635,959)	906,509	—	6,453,592	(18,800,453)	—	(11,440,352)
12/31/2024	194,821	—	170,617	(978,278)	—	(612,840)	2,805,764	—	2,352,815	(14,121,899)	—	(8,963,320)

27

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

(1)	Class T was fully redeemed on close of business May 1, 2024.
(2)	Class S was fully redeemed on close of business May 1, 2024.

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Government Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2025:

Global High Dividend Low Volatility

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Limited	$208,369	$(208,369)	$—
HSBC Bank PLC	2,345,315	(2,345,315)	—
JP Morgan Securities Plc.	739,654	(739,654)	—
Mizuho Securities USA LLC.	3,733,897	(3,733,897)	—
UBS AG	3,705,849	(3,705,849)	—
Total	$10,733,084	$(10,733,084)	$—

(1)	Cash collateral with a fair value of $11,328,638 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Growth and Income

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$17,029,950	$(17,029,950)	$—
TD Prime Services LLC	3,374,503	(3,374,503)	—
Total	$20,404,453	$(20,404,453)	$—

(1)	Cash collateral with a fair value of $20,822,398 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas	$203,699	$(203,699)	$—
BofA Securities Inc	429,784	(429,784)	—
Canadian Imperial Bank of Commerce	472,227	(472,227)	—
Citigroup Global Markets Inc.	380,456	(380,456)	—
Goldman, Sachs & Co. LLC	8,869	(8,869)	—
J.P. Morgan Securities LLC	1,342,696	(1,342,696)	—
Jefferies LLC	174,997	(174,997)	—

28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
National Bank Financial Inc	$1,604,411	$(1,604,411)	$—
NatWest Markets Securities Inc.	335,859	(335,859)	—
TD Securities Inc	845,652	(845,652)	—
Total	$5,798,650	$(5,798,650)	$—

(1)	Cash collateral with a fair value of $5,985,550 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Small Company

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,905,244	$(1,905,244)	$—
BMO Capital Markets Corp	414	(414)	—
BNP Paribas Prime Brokerage Intl Ltd	280,878	(280,878)	—
BNP Paribas Securities Corp.	1,112,476	(1,112,476)	—
BofA Securities Inc	166,640	(166,640)	—
Citigroup Global Markets Inc.	7,494	(7,494)	—
Goldman, Sachs & Co. LLC	92,728	(92,728)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
HSBC Bank PLC	$36,387	$(36,387)	$—
J.P. Morgan Securities LLC	208,309	(208,309)	—
Janney Montgomery Scott LLC	197,455	(197,455)	—
Jefferies LLC	65,486	(65,486)	—
Morgan Stanley & Co. LLC	412,753	(412,753)	—
National Financial Services LLC	372,165	(372,165)	—
Natixis Securities America LLC	59,341	(59,341)	—
Scotia Capital (USA) INC	8,302	(8,302)	—
State Street Bank and Trust Company	618,543	(618,543)	—
TD Prime Services LLC	1,019,724	(1,019,724)	—
UBS AG	1,962,781	(1,962,781)	—
Wells Fargo Securities LLC	166,837	(166,837)	—
Total	$8,693,957	$(8,693,957)	$—

(1)	Cash collateral with a fair value of $8,961,648 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, straddle loss deferrals, swaps and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Global High Dividend Low
Volatility	$15,234,189	$13,578,307	$13,652,061	$17,125,548
Government Money Market	39,872,512	—	29,047,186	—
Growth and Income	44,698,285	285,396,830	81,111,926	110,458,275
Intermediate Bond	81,348,892	—	92,040,500	—
Small Company	11,320,785	—	1,166,900	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2024, were:

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards		Total Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
Global High Dividend Low Volatility	$6,530,171	$23,413,348	$45,009,586	$—	—	$74,953,105
Government Money Market	7,832	—	—	—	—	7,832
Growth and Income	30,404,399	5,322,088	526,203,762	—	—	561,930,249
Intermediate Bond	5,726,253	—	(52,751,394)	(52,163,390)	Short term	(427,424,969)
				(328,236,438)	Long term
				$(380,399,828)
Small Company	35,823,092	—	(7,680,863)	—	—	28,142,229

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2025, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 13 — SEGMENT REPORTING (continued)

280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolios’ financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolios’ performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2025, the following Portfolios paid dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Global High Dividend Low Volatility
Class ADV	$0.0873	$-	$-	July 2, 2025	June 30, 2025
Class I	$0.0945	$-	$-	July 2, 2025	June 30, 2025
Class S	$0.1020	$-	$-	July 2, 2025	June 30, 2025
Class S2	$0.0902	$-	$-	July 2, 2025	June 30, 2025
Government Money Market
Class I	$-	$0.0001	$-	July 31, 2025	July 30, 2025
Class I	$0.0034	$-	$-	August 1, 2025	Daily
Intermediate Bond
Class ADV	$0.0388	$-	$-	August 1, 2025	Daily
Class I	$0.0439	$-	$-	August 1, 2025	Daily
Class S	$0.0413	$-	$-	August 1, 2025	Daily
Class S2	$0.0397	$-	$-	August 1, 2025	Daily

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

31

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.6%
	Australia: 1.3%
10,915	ASX Ltd.	$501,167	0.1
3,159	Cochlear Ltd.	624,775	0.1
480,663	Medibank Pvt Ltd.	1,596,234	0.3
318,128	Scentre Group	747,193	0.2
900,387	Telstra Group Ltd.	2,870,995	0.6
		6,340,364	1.3
	Canada: 4.0%
10,267	Bank of Montreal	1,137,796	0.2
68,545 (1)	Bank of Nova Scotia	3,790,298	0.8
27,561	Canadian Natural Resources Ltd.	866,246	0.2
11,106	Canadian Tire Corp. Ltd. - Class A	1,511,982	0.3
18,552	CCL Industries, Inc. - Class B	1,081,854	0.2
129,186	Cenovus Energy, Inc.	1,757,897	0.4
4,755	iA Financial Corp., Inc.	521,295	0.1
74,895	Keyera Corp.	2,449,659	0.5
63,580	Suncor Energy, Inc.	2,381,653	0.5
13,195	Thomson Reuters Corp.	2,653,438	0.5
31,771	TMX Group Ltd.	1,346,666	0.3
		19,498,784	4.0
	Denmark: 0.6%
77,554	Danske Bank A/S	3,167,601	0.6

	Finland: 0.2%
179,082	Nokia Oyj	929,193	0.2

	France: 3.0%
52,011	AXA SA	2,554,010	0.5
36,871	BNP Paribas SA	3,307,401	0.7
54,951	Carrefour SA	775,154	0.2
8,817	Danone SA	721,439	0.1
11,198	Eiffage SA	1,573,472	0.3
100,990	Engie SA	2,373,555	0.5
4,488	Ipsen SA	534,602	0.1
202,330	Orange SA	3,081,128	0.6
		14,920,761	3.0
	Germany: 1.2%
39,667	Deutsche Telekom AG, Reg	1,451,959	0.3
36,008	Fresenius SE & Co. KGaA	1,812,028	0.4
11,039 (2)	Scout24 SE	1,523,926	0.3
9,674	Symrise AG	1,014,461	0.2
		5,802,374	1.2
	Hong Kong: 1.1%
767,000	HKT Trust & HKT Ltd. - Stapled Security	1,146,720	0.2
23,300	Jardine Matheson Holdings Ltd.	1,120,031	0.2
189,900	Link REIT	1,017,198	0.2
104,500	Power Assets Holdings Ltd.	671,890	0.1
83,500	Swire Pacific Ltd. - Class A	715,771	0.2
957,500 (2)	WH Group Ltd.	922,831	0.2
		5,594,441	1.1
Shares	RA	Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Israel: 0.3%
75,760	Bank Leumi Le-Israel BM	$1,409,556	0.3

	Italy: 1.8%
706,733	Intesa Sanpaolo SpA	4,071,083	0.8
87,647 (1)(2)	Poste Italiane SpA	1,883,177	0.4
43,850	UniCredit SpA	2,941,615	0.6
		8,895,875	1.8
	Japan: 4.7%
151,500	Asahi Kasei Corp.	1,078,493	0.2
127,500	Central Japan Railway Co.	2,850,210	0.6
192,700	Dai-ichi Life Holdings, Inc.	1,465,022	0.3
14,100	Daito Trust Construction Co. Ltd.	1,535,750	0.3
63,100	Daiwa House Industry Co. Ltd.	2,168,293	0.4
143,700 (1)	Japan Airlines Co. Ltd.	2,930,892	0.6
56,200	Japan Post Holdings Co. Ltd.	520,537	0.1
26,600	Japan Tobacco, Inc.	783,621	0.2
185,900 (1)	Kirin Holdings Co. Ltd.	2,605,134	0.5
290,700	Mitsubishi Chemical Group Corp.	1,527,926	0.3
25,900	MS&AD Insurance Group Holdings, Inc.	579,010	0.1
46,500	Ono Pharmaceutical Co. Ltd.	503,957	0.1
73,100	Secom Co. Ltd.	2,626,112	0.5
599,700	Z Holdings Corp.	2,208,458	0.5
		23,383,415	4.7
	Netherlands: 1.6%
7,423	ASR Nederland NV	493,227	0.1
622,423	Koninklijke KPN NV	3,036,307	0.6
45,641	NN Group NV	3,036,920	0.6
8,933	Wolters Kluwer NV	1,493,942	0.3
		8,060,396	1.6
	New Zealand: 0.1%
25,058	Fisher & Paykel Healthcare Corp. Ltd.	550,394	0.1

	Norway: 1.0%
121,988	DNB Bank ASA	3,373,527	0.7
75,459	Mowi ASA	1,457,371	0.3
		4,830,898	1.0
	Puerto Rico: 0.4%
16,642	Popular, Inc.	1,834,115	0.4

	Singapore: 0.4%
16,500	DBS Group Holdings Ltd.	582,484	0.1
119,700	Singapore Exchange Ltd.	1,401,595	0.3
		1,984,079	0.4
	Spain: 1.4%
17,778	ACS Actividades de Construccion y Servicios SA	1,235,710	0.2
88,462 (2)	Aena SME SA	2,361,392	0.5
9,318	Amadeus IT Group SA	787,215	0.2
156,458 (1)	Repsol SA	2,288,424	0.5
		6,672,741	1.4

See Accompanying Notes to Financial Statements

32

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden: 0.3%
23,820	Swedbank AB - Class A	$630,904	0.1
91,210	Telefonaktiebolaget LM Ericsson - Class B	779,419	0.2
		1,410,323	0.3
	Switzerland: 1.3%
8,255	ABB Ltd., Reg	494,712	0.1
4,620	DSM-Firmenich AG	491,501	0.1
13,589	SGS SA	1,379,768	0.3
5,773	Zurich Insurance Group AG	4,039,502	0.8
		6,405,483	1.3
	United Kingdom: 4.6%
16,642	Admiral Group PLC	747,333	0.2
65,667 (2)	Auto Trader Group PLC	743,795	0.2
102,604	BAE Systems PLC	2,662,862	0.5
137,583	Barclays PLC	635,738	0.1
87,331	British American Tobacco PLC	4,152,259	0.8
328,000	CK Hutchison Holdings Ltd.	2,019,719	0.4
81,104	HSBC Holdings PLC	981,047	0.2
64,702	Imperial Brands PLC	2,556,379	0.5
277,800	NatWest Group PLC	1,950,971	0.4
120,753	Pearson PLC	1,778,808	0.4
144,889	Sage Group PLC	2,488,143	0.5
36,580	Smith & Nephew PLC	560,193	0.1
50,746	Smiths Group PLC	1,565,223	0.3
		22,842,470	4.6
	United States: 68.3%
36,037	AbbVie, Inc.	6,689,188	1.4
216,608	ADT, Inc.	1,834,670	0.4
15,375	AECOM	1,735,223	0.4
9,419	Allstate Corp.	1,896,139	0.4
10,436	Alphabet, Inc. - Class A	1,839,136	0.4
66,750	Altria Group, Inc.	3,913,553	0.8
183,884	Amcor PLC	1,689,894	0.3
16,746	Amdocs Ltd.	1,527,905	0.3
3,300	Ameriprise Financial, Inc.	1,761,309	0.4
10,889	AmerisourceBergen Corp.	3,265,067	0.7
12,932	AMETEK, Inc.	2,340,175	0.5
17,243	AptarGroup, Inc.	2,697,322	0.5
12,151	Assurant, Inc.	2,399,701	0.5
185,477	AT&T, Inc.	5,367,704	1.1
10,806	Automatic Data Processing, Inc.	3,332,570	0.7
51,409	Avnet, Inc.	2,728,790	0.6
26,433	Axis Capital Holdings Ltd.	2,744,274	0.6
30,999	Baker Hughes Co.	1,188,502	0.2
24,500	Bank of New York Mellon Corp.	2,232,195	0.5
29,059	Black Hills Corp.	1,630,210	0.3
82,137	Bristol-Myers Squibb Co.	3,802,122	0.8
85,211	Brixmor Property Group, Inc.	2,218,894	0.5
8,237	Brown & Brown, Inc.	913,236	0.2
20,202	Cardinal Health, Inc.	3,393,936	0.7
14,474	Cboe Global Markets, Inc.	3,375,482	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
10,990	Church & Dwight Co., Inc.	$1,056,249	0.2
11,301	Cigna Group	3,735,885	0.8
9,144	Cintas Corp.	2,037,923	0.4
97,562	Cisco Systems, Inc.	6,768,852	1.4
36,452	Citigroup, Inc.	3,102,794	0.6
14,195	CME Group, Inc.	3,912,426	0.8
27,120	CNA Financial Corp.	1,261,894	0.3
36,524	Cognizant Technology Solutions Corp. - Class A	2,849,968	0.6
37,996	Colgate-Palmolive Co.	3,453,836	0.7
54,939	Conagra Brands, Inc.	1,124,601	0.2
32,059	ConocoPhillips	2,876,975	0.6
18,149	COPT Defense Properties	500,549	0.1
59,521	Coterra Energy, Inc.	1,510,643	0.3
25,854	CSX Corp.	843,616	0.2
7,941	Digital Realty Trust, Inc.	1,384,355	0.3
27,448	DT Midstream, Inc.	3,016,810	0.6
31,929	Duke Energy Corp.	3,767,622	0.8
7,346	DuPont de Nemours, Inc.	503,862	0.1
15,757	Eastman Chemical Co.	1,176,418	0.2
45,648	Edison International	2,355,437	0.5
9,198	Elevance Health, Inc.	3,577,654	0.7
7,186	Emerson Electric Co.	958,109	0.2
11,202	Entergy Corp.	931,110	0.2
11,243	EOG Resources, Inc.	1,344,775	0.3
27,333	Equitable Holdings, Inc.	1,533,381	0.3
6,767	Equity Residential	456,705	0.1
41,618	Essent Group Ltd.	2,527,461	0.5
4,525	Essex Property Trust, Inc.	1,282,385	0.3
22,650	Evergy, Inc.	1,561,265	0.3
71,024	Exelon Corp.	3,083,862	0.6
14,157	First Industrial Realty Trust, Inc.	681,376	0.1
19,082	Fortive Corp.	994,745	0.2
60,114	Gaming and Leisure Properties, Inc.	2,806,122	0.6
21,874	General Motors Co.	1,076,420	0.2
59,925	Genpact Ltd.	2,637,299	0.5
29,381	Gilead Sciences, Inc.	3,257,471	0.7
12,576	Globe Life, Inc.	1,563,071	0.3
48,013	H&R Block, Inc.	2,635,434	0.5
22,411	Hancock Whitney Corp.	1,286,391	0.3
15,003	Hanover Insurance Group, Inc.	2,548,560	0.5
27,000	Hartford Financial Services Group, Inc.	3,425,490	0.7
28,011	Healthpeak Properties, Inc.	490,473	0.1
34,330	Hewlett Packard Enterprise Co.	702,048	0.1
8,897	Hexcel Corp.	502,592	0.1
1,935	Humana, Inc.	473,069	0.1
17,487	Ingredion, Inc.	2,371,587	0.5
18,231	Iridium Communications, Inc.	550,029	0.1
7,790	Jack Henry & Associates, Inc.	1,403,524	0.3
49,774	Johnson & Johnson	7,602,979	1.5
2,255	JPMorgan Chase & Co.	653,747	0.1

See Accompanying Notes to Financial Statements

33

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
7,527	Kemper Corp.	$485,793	0.1
14,157	Keurig Dr Pepper, Inc.	468,030	0.1
22,827	Kimberly-Clark Corp.	2,942,857	0.6
119,925	Kinder Morgan, Inc.	3,525,795	0.7
4,180	Leidos Holdings, Inc.	659,437	0.1
6,901	Lockheed Martin Corp.	3,196,129	0.6
34,205	Loews Corp.	3,135,230	0.6
17,599	Marsh & McLennan Cos., Inc.	3,847,845	0.8
3,654	McKesson Corp.	2,677,578	0.5
45,791	Medtronic PLC	3,991,601	0.8
44,898	Merck & Co., Inc.	3,554,126	0.7
15,147	Meta Platforms, Inc. - Class A	11,179,849	2.3
34,991	MetLife, Inc.	2,813,976	0.6
106,535	MGIC Investment Corp.	2,965,934	0.6
5,678	Microsoft Corp.	2,824,294	0.6
6,224	Motorola Solutions, Inc.	2,616,943	0.5
30,176	National Fuel Gas Co.	2,556,209	0.5
62,755	National Retail Properties, Inc.	2,709,761	0.6
26,046	NetApp, Inc.	2,775,201	0.6
30,340	New York Times Co. - Class A	1,698,433	0.3
72,925	NiSource, Inc.	2,941,795	0.6
38,794	NorthWestern Corp.	1,990,132	0.4
59,502	OGE Energy Corp.	2,640,699	0.5
69,265	Old Republic International Corp.	2,662,547	0.5
6,121	ONE Gas, Inc.	439,855	0.1
35,118	ONEOK, Inc.	2,866,682	0.6
10,186	Paycom Software, Inc.	2,357,040	0.5
38,416	PepsiCo, Inc.	5,072,449	1.0
188,293	Pfizer, Inc.	4,564,222	0.9
26,394	PG&E Corp.	367,932	0.1
13,689	Philip Morris International, Inc.	2,493,178	0.5
47,382	Procter & Gamble Co.	7,548,900	1.5
8,988	Prosperity Bancshares, Inc.	631,317	0.1
13,786	Qualcomm, Inc.	2,195,558	0.4
6,361 (3)	Ralliant Corp.	308,429	0.1
1,705	Ralph Lauren Corp.	467,647	0.1
38,214	Raytheon Technologies Corp.	5,580,008	1.1
11,458	Regency Centers Corp.	816,153	0.2
13,045	Republic Services, Inc.	3,217,027	0.7
148,133	Rithm Capital Corp.	1,672,422	0.3
10,974	Roche Holding AG	3,582,132	0.7
4,804	Royal Gold, Inc.	854,343	0.2
10,590	RPM International, Inc.	1,163,206	0.2
25,769	Sabra Health Care REIT, Inc.	475,180	0.1
13,121	Simon Property Group, Inc.	2,109,332	0.4
20,306	Smithfield Foods, Inc.	477,800	0.1
8,723	Snap-on, Inc.	2,714,423	0.6
37,082	SS&C Technologies Holdings, Inc.	3,070,390	0.6
30,699	Synchrony Financial	2,048,851	0.4
Shares	RA	Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
20,496	TJX Cos., Inc.	$2,531,051	0.5
6,494	Tradeweb Markets, Inc. - Class A	950,722	0.2
55,346	Travel + Leisure Co.	2,856,407	0.6
33,199	Unum Group	2,681,151	0.5
53,228	US Bancorp	2,408,567	0.5
10,097	VeriSign, Inc.	2,916,014	0.6
118,422	Verizon Communications, Inc.	5,124,120	1.0
323,119	Viatris, Inc.	2,885,453	0.6
8,184	Visa, Inc. - Class A	2,905,729	0.6
10,322	Waste Management, Inc.	2,361,880	0.5
2,701	Watts Water Technologies, Inc. - Class A	664,149	0.1
76,201	Wells Fargo & Co.	6,105,224	1.2
114,901	Wendy’s Co.	1,312,169	0.3
60,660	Williams Cos., Inc.	3,810,055	0.8
		336,144,407	68.3
	Total Common Stock (Cost $409,234,698)	480,677,670	97.6

EXCHANGE-TRADED FUNDS: 1.5%
33,861	iShares MSCI EAFE Value ETF	2,149,496	0.4
27,022	iShares Russell 1000 Value ETF	5,248,483	1.1
		7,397,979	1.5
	Total Exchange-Traded Funds (Cost $7,361,692)	7,397,979	1.5

PREFERRED STOCK: 0.4%
	Germany: 0.4%
12,203	Henkel AG & Co. KGaA	958,959	0.2
8,751	Volkswagen AG	925,101	0.2
		1,884,060	0.4
	Total Preferred Stock (Cost $1,894,290)	1,884,060	0.4
	Total Long-Term Investments (Cost $418,490,680)	489,959,709	99.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Time Deposits: 0.2%
270,000 (4)	Canadian Imperial Bank of Commerce, 4.320%, 07/01/2025	270,000	0.1
260,000 (4)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 07/01/2025	260,000	0.0
270,000 (4)	Mizuho Bank Ltd., 4.330%, 07/01/2025	270,000	0.1

See Accompanying Notes to Financial Statements

34

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
270,000 (4)	Royal Bank of Canada, 4.330%, 07/01/2025	$270,000	0.0
	Total Time Deposits (Cost $1,070,000)	1,070,000	0.2

	Repurchase Agreements: 2.1%
383,358 (4)	BNP Paribas S.A., Repurchase Agreement dated 06/30/2025, 4.380%, due 07/01/2025 (Repurchase Amount $383,404, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $391,025, due 07/10/25-05/15/42)	383,358	0.1
2,707,313 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $2,707,639, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $2,761,459, due 06/01/30-02/01/57)	2,707,313	0.6
2,707,313 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $2,707,639, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $2,761,459, due 08/15/34-06/01/55)	2,707,313	0.5
1,888,707 (4)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,888,934, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,926,481, due 03/01/34-05/01/55)	1,888,707	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,571,947 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $2,572,263, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,615,653, due 07/15/26-02/15/54)	$2,571,947	0.5
	Total Repurchase Agreements (Cost $10,258,638)	10,258,638	2.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
1,049,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $1,049,000)	$1,049,000	0.2
	Total Short-Term Investments (Cost $12,377,638)	12,377,638	2.5
	Total Investments in Securities (Cost $430,868,318)	$502,337,347	102.0
	Liabilities in Excess of Other Assets	(9,904,082)	(2.0)
	Net Assets	$492,433,265	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Non-income producing security.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

35

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Financials	25.3%
Industrials	13.6
Health Care	12.5
Consumer Staples	9.3
Communication Services	8.5
Information Technology	6.6
Energy	6.1
Utilities	5.5
Real Estate	4.3
Consumer Discretionary	3.6
Materials	2.7
Exchange-Traded Funds	1.5
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(2.0)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$6,340,364	$—	$6,340,364
Canada	19,498,784	—	—	19,498,784
Denmark	—	3,167,601	—	3,167,601
Finland	—	929,193	—	929,193
France	—	14,920,761	—	14,920,761
Germany	—	5,802,374	—	5,802,374
Hong Kong	1,120,031	4,474,410	—	5,594,441
Israel	—	1,409,556	—	1,409,556
Italy	—	8,895,875	—	8,895,875
Japan	—	23,383,415	—	23,383,415
Netherlands	—	8,060,396	—	8,060,396
New Zealand	—	550,394	—	550,394
Norway	—	4,830,898	—	4,830,898
Puerto Rico	1,834,115	—	—	1,834,115
Singapore	—	1,984,079	—	1,984,079
Spain	—	6,672,741	—	6,672,741
Sweden	—	1,410,323	—	1,410,323
Switzerland	—	6,405,483	—	6,405,483
United Kingdom	—	22,842,470	—	22,842,470
United States	332,562,275	3,582,132	—	336,144,407
Total Common Stock	355,015,205	125,662,465	—	480,677,670
Exchange-Traded Funds	7,397,979	—	—	7,397,979
Preferred Stock	—	1,884,060	—	1,884,060
Short-Term Investments	1,049,000	11,328,638	—	12,377,638
Total Investments, at fair value	$363,462,184	$138,875,163	$—	$502,337,347

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

36

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $431,863,028.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$81,342,135
Gross Unrealized Depreciation	(10,793,770)
Net Unrealized Appreciation	$70,548,365

See Accompanying Notes to Financial Statements

37

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY DEBT: 51.5%
17,500,000 (1)	United States Treasury Bill, 4.290%, 09/16/2025	$17,341,107	1.9
115,500,000 (1)	United States Treasury Bill, 4.300%, 09/11/2025	114,515,633	12.4
8,500,000 (1)	United States Treasury Bill, 4.310%, 10/21/2025	8,388,008	0.9
266,000,000 (1)	United States Treasury Bill, 4.320%, 08/07/2025	264,807,968	28.7
64,750,000 (1)	United States Treasury Bill, 4.400%, 08/26/2025	64,308,333	7.0
6,000,000 (2)	United States Treasury Floating Rate Notes, 4.406%, (USBMMY3M + 0.125%), 07/31/2025	5,999,997	0.6
		475,361,046	51.5
	Total U.S. Treasury Debt
	(Cost $475,361,046)	475,361,046	51.5

U.S. GOVERNMENT AGENCY DEBT: 17.2%
15,000,000 (2)	Federal Farm Credit Banks Funding Corp., 4.430%, (SOFRRATE + 0.040%), 04/10/2026	14,997,631	1.6
3,500,000 (2)	Federal Farm Credit Banks Funding Corp., 4.740%, (SOFRRATE + 0.350%), 11/25/2025	3,503,964	0.4
52,000,000 (2)	Federal Farm Credit Banks Funding Corp. 0001, 4.440%, (SOFRRATE + 0.050%), 01/28/2026	52,000,535	5.6
9,250,000 (2)	Federal Farm Credit Banks Funding Corp. 0001, 4.455%, (SOFRRATE + 0.065%), 09/05/2025	9,250,000	1.0
3,500,000 (2)	Federal Farm Credit Banks Funding Corp. 0002, 4.480%, (FEDL01 + 0.150%), 04/24/2026	3,502,347	0.4
9,000,000 (2)	Federal Home Loan Banks, 4.440%, (SOFRRATE + 0.050%), 08/21/2025	9,000,000	1.0
9,250,000 (2)	Federal Home Loan Banks, 4.455%, (SOFRRATE + 0.065%), 09/16/2025	9,250,000	1.0
1,000,000	Federal Home Loan Banks, 4.500%, 12/12/2025	1,000,795	0.1
5,000,000 (2)	Federal Home Loan Banks, 4.500%, (SOFRRATE + 0.110%), 04/10/2026	5,001,861	0.6
13,000,000 (2)	Federal Home Loan Banks 0001, 4.550%, (SOFRRATE + 0.160%), 10/20/2025	13,003,400	1.4
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
33,000,000 (2)	Federal Home Loan Banks 0002, 4.395%, (SOFRRATE + 0.005%), 07/11/2025	$32,999,985	3.6
5,000,000	Federal Home Loan Mortgage Corp., 0.465%, 09/30/2025	4,953,354	0.5
		158,463,872	17.2

	Total U.S. Government Agency Debt
	(Cost $158,463,872)	158,463,872	17.2

U.S. TREASURY REPURCHASE AGREEMENTS: 20.3%
187,133,000	Deutsche Bank, Repurchase Agreement dated 06/30/2025, 4.380%, due 07/01/2025 $187,155,768 to be received upon repurchase (Collateralized by $287,469,360, various U.S. Treasuries, 0.000-2.875%, Market Value plus accrued interest $192,069,451 due 02/15/2036-5/15/2043)	187,133,000	20.3

	Total U.S. Treasury Repurchase Agreements
	(Cost $187,133,000)	187,133,000	20.3

See Accompanying Notes to Financial Statements

38

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
INVESTMENT COMPANIES: 8.0%
31,730,000 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, Fixed Income, 4.220%, 04/01/2022	$31,730,000	3.4
42,000,000 (3)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), Fixed Income, 4.230%, 01/02/2025	42,000,000	4.6
		73,730,000	8.0

	Total Investment Companies
	(Cost $73,730,000)	73,730,000	8.0

	Total Investments in Securities
	(Cost $894,687,918)	$894,687,918	97.0
	Assets in Excess of
	Other Liabilities	27,877,525	3.0
	Net Assets	$922,565,443	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2025.

(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2025.

(3)	Rate shown is the 7-day yield as of June 30, 2025.

Reference Rate Abbreviations:

SOFRRATE      1-day Secured Overnight Financing Rate

USBMMY3M     U.S. Treasury 3-month Bill Money Market Yield

See Accompanying Notes to Financial Statements

39

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Investment Companies	$73,730,000	$—	$—	$73,730,000
U.S. Government Agency Debt	—	158,463,872	—	158,463,872
U.S. Treasury Debt	—	475,361,046	—	475,361,046
U.S. Treasury Repurchase Agreements	—	187,133,000	—	187,133,000
Total Investments, at fair value	$73,730,000	$820,957,918	$—	$894,687,918

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Fund’s treasury repurchase agreement by counterparty which is subject to offset under a MRA as of June 30, 2025:

Counterparty	U.S. Treasury Repurchase Agreements, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$187,133,000	$(187,133,000)	$—
Totals	$187,133,000	$(187,133,000)	$—

(1)	Collateral with a fair value of $192,069,451 has been pledged by the counterparty and received in connection with the above treasury repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

At June 30, 2025, the aggregate cost of securities for U.S. federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

40

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
COMMON STOCK: 99.4%
	Communication Services: 9.7%
1,609,436	AT&T, Inc.	$46,577,078	1.8
152,129	Meta Platforms, Inc. - Class A	112,284,894	4.5
614,183 (1)	Pinterest, Inc. - Class A	22,024,602	0.9
99,097 (1)	Take-Two Interactive Software, Inc.	24,065,706	1.0
3,313,232 (1)	Warner Bros Discovery, Inc.	37,969,639	1.5
		242,921,919	9.7

	Consumer Discretionary: 7.8%
535,045 (1)	Amazon.com, Inc.	117,383,523	4.7
5,768	Booking Holdings, Inc.	33,392,336	1.3
86,812	Lowe's Cos., Inc.	19,260,978	0.8
149,860	Tapestry, Inc.	13,159,207	0.5
83,081	Williams-Sonoma, Inc.	13,572,943	0.5
		196,768,987	7.8

	Consumer Staples: 5.3%
1,695,987	Albertsons Cos., Inc. - Class A	36,480,680	1.5
1,518,227	Kenvue, Inc.	31,776,491	1.3
342,564	McCormick & Co., Inc.	25,973,203	1.0
208,595	Philip Morris International, Inc.	37,991,407	1.5
		132,221,781	5.3

	Energy: 4.2%
358,197	Chesapeake Energy Corp.	41,887,557	1.7
244,236	Chevron Corp.	34,972,153	1.4
697,159	HF Sinclair Corp.	28,639,292	1.1
		105,499,002	4.2

	Financials: 14.0%
503,142	American International Group, Inc.	43,063,924	1.7
107,710	Arthur J Gallagher & Co.	34,480,125	1.4
828,083	Bank of America Corp.	39,184,887	1.6
371,069	Bank of New York Mellon Corp.	33,808,096	1.3
51,729	Goldman Sachs Group, Inc.	36,611,200	1.4
172,363	Intercontinental Exchange, Inc.	31,623,440	1.3
137,945	PNC Financial Services Group, Inc.	25,715,707	1.0
257,885	State Street Corp.	27,423,491	1.1
124,515	Visa, Inc. - Class A	44,209,051	1.8
449,342	Wells Fargo & Co.	36,001,281	1.4
		352,121,202	14.0

	Health Care: 10.2%
277,485	Abbott Laboratories	37,740,735	1.5
197,402	AbbVie, Inc.	36,641,759	1.5
439,333 (1)	Centene Corp.	23,846,995	0.9
114,288	Danaher Corp.	22,576,451	0.9
36,274	McKesson Corp.	26,580,862	1.0
Principal Amount†		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
16,906 (1)	Mettler-Toledo International, Inc.	$19,859,816	0.8
1,017,149	Pfizer, Inc.	24,655,692	1.0
94,036	Quest Diagnostics, Inc.	16,891,687	0.7
62,123	Stryker Corp.	24,577,722	1.0
52,883 (1)	Vertex Pharmaceuticals, Inc.	23,543,512	0.9
		256,915,231	10.2

	Industrials: 8.1%
272,961	3M Co.	41,555,582	1.7
217,141 (1)	Boeing Co.	45,497,554	1.8
76,243	Deere & Co.	38,768,803	1.6
379,127	Johnson Controls International PLC	40,043,394	1.6
33,278	Parker-Hannifin Corp.	23,243,685	0.9
48,400 (1)	Saia, Inc.	13,261,116	0.5
		202,370,134	8.1

	Information Technology: 32.3%
87,471	Accenture PLC - Class A	26,144,207	1.0
66,019 (1)	Adobe, Inc.	25,541,431	1.0
196,364 (1)	Advanced Micro Devices, Inc.	27,864,052	1.1
765,924	Apple, Inc.	157,144,627	6.3
376,416	Broadcom, Inc.	103,759,070	4.1
557,134	Cisco Systems, Inc.	38,653,957	1.5
126,980 (1)	Globant SA	11,534,863	0.5
375,617	Micron Technology, Inc.	46,294,795	1.9
418,961	Microsoft Corp.	208,395,391	8.3
568,696	NVIDIA Corp.	89,848,281	3.6
241,812	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	54,768,000	2.2
84,194 (1)	Workday, Inc. - Class A	20,206,560	0.8
		810,155,234	32.3

	Materials: 2.1%
629,055	Alcoa Corp.	18,563,413	0.8
188,930	CF Industries Holdings, Inc.	17,381,560	0.7
119,577	Nucor Corp.	15,490,005	0.6
		51,434,978	2.1

	Real Estate: 3.2%
300,446 (2)	Boston Properties, Inc.	20,271,092	0.8
126,341	Extra Space Storage, Inc.	18,627,717	0.8
267,537	Welltower, Inc.	41,128,463	1.6
		80,027,272	3.2

	Utilities: 2.5%
267,676	Duke Energy Corp.	31,585,768	1.2
380,001	Public Service Enterprise Group, Inc.	31,988,484	1.3

See Accompanying Notes to Financial Statements

41

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
10,000,000 (3)(4)	Southern Energy	$—	0.0
		63,574,252	2.5

	Total Common Stock
	(Cost $1,827,045,058)	2,494,009,992	99.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Repurchase Agreements: 0.7%
708,035 (5)	BNP Paribas S.A., Repurchase Agreement dated 06/30/2025, 4.380%, due 07/01/2025 (Repurchase Amount $708,120, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $722,196, due 07/10/25-05/15/42)	708,035	0.0
4,976,464 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $4,977,063, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $5,075,993, due 06/01/30-02/01/57)	4,976,464	0.2
4,976,464 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $4,977,063, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $5,075,993, due 08/15/34-06/01/55)	4,976,464	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,473,794 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $3,474,212, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $3,543,270, due 03/01/34-05/01/55)	$3,473,794	0.1
4,727,641 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $4,728,221, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,807,979, due 07/15/26-02/15/54)	4,727,641	0.2
	Total Repurchase Agreements
	(Cost $18,862,398)	18,862,398	0.7

	Time Deposits: 0.1%
480,000 (5)	Canadian Imperial Bank of Commerce, 4.320%, 07/01/2025	480,000	0.0
480,000 (5)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 07/01/2025	480,000	0.0
500,000 (5)	Mizuho Bank Ltd., 4.330%, 07/01/2025	500,000	0.0
500,000 (5)	Royal Bank of Canada, 4.330%, 07/01/2025	500,000	0.1
	Total Time Deposits
	(Cost $1,960,000)	1,960,000	0.1

See Accompanying Notes to Financial Statements

42

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
17,080,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $17,080,000)	$17,080,000	0.7

	Total Short-Term Investments
	(Cost $37,902,398)	$37,902,398	1.5
	Total Investments in Securities
	(Cost $1,864,947,456)	$2,531,912,390	100.9
	Liabilities in Excess of Other Assets	(21,486,835)	(0.9)
	Net Assets	$2,510,425,555	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Non-income producing security.

(2)	Security, or a portion of the security, is on loan.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.

(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

43

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$242,921,919	$—	$—	$242,921,919
Consumer Discretionary	196,768,987	—	—	196,768,987
Consumer Staples	132,221,781	—	—	132,221,781
Energy	105,499,002	—	—	105,499,002
Financials	352,121,202	—	—	352,121,202
Health Care	256,915,231	—	—	256,915,231
Industrials	202,370,134	—	—	202,370,134
Information Technology	810,155,234	—	—	810,155,234
Materials	51,434,978	—	—	51,434,978
Real Estate	80,027,272	—	—	80,027,272
Utilities	63,574,252	—	—	63,574,252
Total Common Stock	2,494,009,992	—	—	2,494,009,992
Short-Term Investments	17,080,000	20,822,398	—	37,902,398
Total Investments, at fair value	$2,511,089,992	$20,822,398	$—	$2,531,912,390

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2025, Voya Growth and Income Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Southern Energy	11/30/2005	$—	$—
		$—	$—

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,875,738,981.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$703,326,136
Gross Unrealized Depreciation	(47,152,553)
Net Unrealized Appreciation	$656,173,583

See Accompanying Notes to Financial Statements

44

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 21.7%
	Basic Materials: 0.2%
414,000 (1)	Anglo American Capital PLC, 5.500%, 05/02/2033	$421,336	0.1
295,000	BHP Billiton Finance USA Ltd., 5.125%, 02/21/2032	302,270	0.0
23,000 (1)(2)	Glencore Funding LLC, 5.893%, 04/04/2054	22,564	0.0
383,000	Nucor Corp., 5.100%, 06/01/2035	384,373	0.1
177,000	Nutrien Ltd., 2.950%, 05/13/2030	164,862	0.0
17,000	Nutrien Ltd., 5.875%, 12/01/2036	17,704	0.0
4,000	Nutrien Ltd., 5.950%, 11/07/2025	4,020	0.0
297,000	Rio Tinto Finance USA PLC, 5.000%, 03/14/2032	302,348	0.0
282,000	Rio Tinto Finance USA PLC, 5.750%, 03/14/2055	282,633	0.0
350,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	330,122	0.0
		2,232,232	0.2
	Communications: 1.6%
351,000	Alphabet, Inc., 4.500%, 05/15/2035	346,528	0.1
206,000	Alphabet, Inc., 5.250%, 05/15/2055	203,034	0.0
115,000	Alphabet, Inc., 5.300%, 05/15/2065	112,693	0.0
129,000	Amazon.com, Inc., 2.100%, 05/12/2031	114,574	0.0
137,000	AT&T, Inc., 3.550%, 09/15/2055	92,514	0.0
140,000	AT&T, Inc., 3.650%, 09/15/2059	94,002	0.0
90,000	AT&T, Inc., 3.800%, 12/01/2057	63,033	0.0
229,000	AT&T, Inc., 4.900%, 08/15/2037	219,624	0.0
271,000	AT&T, Inc., 6.050%, 08/15/2056	276,754	0.0
259,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	238,584	0.0
395,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	271,320	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
96,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 12/01/2061	$67,368	0.0
180,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	144,121	0.0
253,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.250%, 04/01/2053	215,091	0.0
482,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	504,765	0.1
219,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	233,754	0.0
305,000	Cisco Systems, Inc., 4.950%, 02/26/2031	313,840	0.1
422,000	Cisco Systems, Inc., 4.950%, 02/24/2032	432,731	0.1
100,000	Cisco Systems, Inc., 5.100%, 02/24/2035	102,399	0.0
358,000	Cisco Systems, Inc., 5.500%, 02/24/2055	357,616	0.1
108,000	Comcast Corp., 1.500%, 02/15/2031	92,242	0.0
100,000	Comcast Corp., 1.950%, 01/15/2031	87,683	0.0
277,000	Comcast Corp., 2.650%, 02/01/2030	257,395	0.0
61,000	Comcast Corp., 3.200%, 07/15/2036	51,092	0.0
65,000	Comcast Corp., 3.900%, 03/01/2038	56,571	0.0
105,000	Comcast Corp., 5.300%, 06/01/2034	107,593	0.0
108,000	Comcast Corp., 5.500%, 05/15/2064	100,656	0.0
113,000	Comcast Corp., 5.650%, 06/01/2054	109,886	0.0
320,000	Comcast Corp., 6.050%, 05/15/2055	326,979	0.1
210,000	Discovery Communications LLC, 3.625%, 05/15/2030	171,087	0.0

See Accompanying Notes to Financial Statements

45

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
282,000	Meta Platforms, Inc., 4.750%, 08/15/2034	$283,421	0.0
935,000	Meta Platforms, Inc., 5.400%, 08/15/2054	912,508	0.1
685,000	Meta Platforms, Inc., 5.550%, 08/15/2064	669,985	0.1
207,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	210,454	0.0
303,000	Motorola Solutions, Inc., 5.550%, 08/15/2035	309,054	0.1
200,000 (1)	NBN Co. Ltd., 1.450%, 05/05/2026	195,053	0.0
213,000 (1)	NBN Co. Ltd., 1.625%, 01/08/2027	204,799	0.0
200,000 (1)(2)	NBN Co. Ltd., 2.500%, 01/08/2032	175,208	0.0
315,000 (1)	NBN Co. Ltd., 6.000%, 10/06/2033	338,449	0.1
344,000	Netflix, Inc., 5.875%, 11/15/2028	362,711	0.1
38,000	Orange SA, 9.000%, 03/01/2031	46,186	0.0
38,000	Paramount Global, 4.950%, 05/19/2050	29,094	0.0
302,000	SoftBank Corp., 4.699%, 07/09/2030	302,000	0.0
530,000	Sprint Capital Corp., 6.875%, 11/15/2028	569,107	0.1
392,000	Sprint Capital Corp., 8.750%, 03/15/2032	475,752	0.1
91,000	Time Warner Cable LLC, 5.500%, 09/01/2041	82,799	0.0
116,000	Time Warner Cable LLC, 5.875%, 11/15/2040	111,441	0.0
77,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	72,794	0.0
19,000	T-Mobile USA, Inc., 2.550%, 02/15/2031	17,018	0.0
212,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	199,055	0.0
44,000	T-Mobile USA, Inc., 2.875%, 02/15/2031	40,068	0.0
57,000	T-Mobile USA, Inc., 3.000%, 02/15/2041	41,738	0.0
107,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	103,029	0.0
354,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	332,599	0.1
53,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	51,491	0.0
117,000	T-Mobile USA, Inc., 4.375%, 04/15/2040	103,735	0.0
291,000 (2)	T-Mobile USA, Inc., 5.300%, 05/15/2035	294,758	0.0
270,000	T-Mobile USA, Inc., 5.875%, 11/15/2055	270,079	0.0
271,000	Uber Technologies, Inc., 4.300%, 01/15/2030	269,979	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
494,000 (1)	Uber Technologies, Inc., 4.500%, 08/15/2029	$491,439	0.1
563,000	Uber Technologies, Inc., 5.350%, 09/15/2054	525,509	0.1
138,000	Verizon Communications, Inc., 1.750%, 01/20/2031	118,948	0.0
177,000	Verizon Communications, Inc., 2.355%, 03/15/2032	152,637	0.0
136,000	Verizon Communications, Inc., 2.550%, 03/21/2031	122,019	0.0
230,000	Verizon Communications, Inc., 4.400%, 11/01/2034	218,379	0.0
144,000	Verizon Communications, Inc., 4.812%, 03/15/2039	135,209	0.0
236,000	Vodafone Group PLC, 5.875%, 06/28/2064	227,066	0.0
		14,831,099	1.6
	Consumer, Cyclical: 2.1%
24,665	American Airlines Pass Through Trust 2015-2, AA, 3.600%, 03/22/2029	24,023	0.0
8,935	American Airlines Pass Through Trust 2016-1, AA, 3.575%, 07/15/2029	8,665	0.0
478,316	American Airlines Pass Through Trust 2016-2, AA, 3.200%, 12/15/2029	459,117	0.1
11,368	American Airlines Pass Through Trust 2016-3, AA, 3.000%, 04/15/2030	10,769	0.0
413,061	American Airlines Pass Through Trust 2017-2, AA, 3.350%, 04/15/2031	393,679	0.1
267,000	American Honda Finance Corp., 4.700%, 01/12/2028	269,647	0.0
189,000	American Honda Finance Corp., 5.650%, 11/15/2028	196,529	0.0
354,000	American Honda Finance Corp., GMTN, 4.850%, 10/23/2031	355,138	0.0
125,000	AutoZone, Inc., 6.250%, 11/01/2028	132,496	0.0
175,000 (1)	BMW US Capital LLC, 5.050%, 03/21/2030	178,269	0.0
109,000	BorgWarner, Inc., 5.400%, 08/15/2034	110,299	0.0

See Accompanying Notes to Financial Statements

46

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
271,000	Delta Air Lines, Inc., 5.250%, 07/10/2030	$272,920	0.0
139,141 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	139,529	0.0
395,000 (1)	Denso Corp., 4.420%, 09/11/2029	395,127	0.1
373,000	Ford Motor Credit Co. LLC, 3.625%, 06/17/2031	328,480	0.0
616,000	Ford Motor Credit Co. LLC, 4.000%, 11/13/2030	562,585	0.1
611,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	597,421	0.1
32,000	General Motors Co., 6.125%, 10/01/2025	32,058	0.0
123,000	General Motors Co., 6.250%, 10/02/2043	120,752	0.0
339,000	General Motors Financial Co., Inc., 2.350%, 01/08/2031	293,771	0.0
1,074,000	General Motors Financial Co., Inc., 4.900%, 10/06/2029	1,072,596	0.1
503,000	General Motors Financial Co., Inc., 5.450%, 07/15/2030	510,269	0.1
921,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	941,160	0.1
518,000	General Motors Financial Co., Inc., 5.900%, 01/07/2035	521,056	0.1
92,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	94,734	0.0
207,000	Genuine Parts Co., 4.950%, 08/15/2029	210,263	0.0
596,000	Honda Motor Co. Ltd., 4.688%, 07/08/2030	597,157	0.1
901,000	Honda Motor Co. Ltd., 5.337%, 07/08/2035	903,643	0.1
127,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	129,248	0.0
293,000 (1)	Hyundai Capital America, 5.150%, 03/27/2030	296,626	0.0
285,000 (1)	Hyundai Capital America, 5.300%, 06/24/2029	290,327	0.0
424,000 (1)(2)	Hyundai Capital America, 5.400%, 03/29/2032	429,245	0.1
282,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	289,498	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
681,000 (1)	Hyundai Capital America, 6.100%, 09/21/2028	$708,152	0.1
301,000 (1)	Hyundai Capital America, 6.500%, 01/16/2029	317,564	0.0
20,000	Lowe's Cos., Inc., 4.450%, 04/01/2062	15,536	0.0
18,000	Lowe's Cos., Inc., 5.850%, 04/01/2063	17,592	0.0
266,000	Marriott International, Inc., 4.800%, 03/15/2030	268,638	0.0
166,000	Marriott International, Inc., 5.350%, 03/15/2035	167,437	0.0
389,000 (1)	Mercedes-Benz Finance North America LLC, 4.800%, 08/01/2029	392,315	0.1
187,000	O'Reilly Automotive, Inc., 5.000%, 08/19/2034	185,307	0.0
310,000	Target Corp., 5.000%, 04/15/2035	309,657	0.0
549,000	Toyota Motor Corp., 4.450%, 06/30/2030	551,419	0.1
250,000	Toyota Motor Credit Corp., 4.550%, 08/09/2029	252,081	0.0
402,000	Toyota Motor Credit Corp., 4.800%, 05/15/2030	408,550	0.1
185,000	Toyota Motor Credit Corp., 5.350%, 01/09/2035	189,704	0.0
342,000	Toyota Motor Credit Corp., MTN, 4.350%, 10/08/2027	343,525	0.0
106,529	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	108,796	0.0
419,747	United Airlines Pass Through Trust 2014-2, A, 3.750%, 03/03/2028	412,935	0.1
523,220	United Airlines Pass Through Trust 2016-2, AA, 2.875%, 04/07/2030	494,755	0.1
699,000 (1)	Volkswagen Group of America Finance LLC, 5.250%, 03/22/2029	707,442	0.1
759,000 (1)	Volkswagen Group of America Finance LLC, 5.300%, 03/22/2027	766,152	0.1
354,000 (1)	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030	376,874	0.0
886,000	Walmart, Inc., 4.900%, 04/28/2035	897,714	0.1

See Accompanying Notes to Financial Statements

47

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
184,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	$171,711	0.0
101,000	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	70,953	0.0
		19,301,905	2.1
	Consumer, Non-cyclical: 3.2%
121,000	AbbVie, Inc., 3.200%, 11/21/2029	115,774	0.0
150,000	AbbVie, Inc., 4.050%, 11/21/2039	131,545	0.0
166,000	AbbVie, Inc., 4.650%, 03/15/2028	168,538	0.0
448,000	AbbVie, Inc., 4.950%, 03/15/2031	460,073	0.1
282,000	AbbVie, Inc., 5.600%, 03/15/2055	282,361	0.0
262,000	Altria Group, Inc., 6.200%, 11/01/2028	276,665	0.0
75,000	Amgen, Inc., 2.200%, 02/21/2027	72,581	0.0
18,000	Amgen, Inc., 2.300%, 02/25/2031	16,013	0.0
60,000	Amgen, Inc., 2.450%, 02/21/2030	54,964	0.0
67,000	Amgen, Inc., 3.150%, 02/21/2040	51,642	0.0
49,000	Amgen, Inc., 5.250%, 03/02/2030	50,503	0.0
75,000	Amgen, Inc., 5.750%, 03/02/2063	72,970	0.0
133,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	124,181	0.0
448,000	Astrazeneca Finance LLC, 4.900%, 02/26/2031	460,514	0.1
324,000	Automatic Data Processing, Inc., 4.750%, 05/08/2032	328,802	0.1
12,000	BAT Capital Corp., 3.557%, 08/15/2027	11,811	0.0
267,000	BAT Capital Corp., 4.390%, 08/15/2037	238,889	0.0
138,000	BAT Capital Corp., 5.834%, 02/20/2031	145,271	0.0
68,000	BAT Capital Corp., 7.079%, 08/02/2043	74,950	0.0
346,000	Becton Dickinson & Co., 4.693%, 02/13/2028	349,477	0.1
11,000	Bristol-Myers Squibb Co., 3.400%, 07/26/2029	10,661	0.0
128,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	113,978	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
545,000	Bristol-Myers Squibb Co., 5.550%, 02/22/2054	$532,071	0.1
68,000	Bristol-Myers Squibb Co., 6.400%, 11/15/2063	73,722	0.0
298,000	Campbell Soup Co., 5.200%, 03/21/2029	305,252	0.0
423,000	Cardinal Health, Inc., 4.700%, 11/15/2026	425,344	0.1
49,000	Cardinal Health, Inc., 5.450%, 02/15/2034	50,446	0.0
216,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	187,020	0.0
134,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	121,669	0.0
123,000 (1)	Cargill, Inc., 5.125%, 02/11/2035	123,977	0.0
185,000	Cencora, Inc., 5.125%, 02/15/2034	186,569	0.0
71,000	Centene Corp., 2.450%, 07/15/2028	65,980	0.0
1,268,000	Centene Corp., 3.000%, 10/15/2030	1,133,803	0.1
409,000	Cigna Group, 2.375%, 03/15/2031	363,737	0.1
356,000	Cigna Group, 4.800%, 08/15/2038	334,899	0.1
170,000 (2)	Cigna Group, 5.250%, 02/15/2034	172,774	0.0
489,000	Cigna Group, 5.600%, 02/15/2054	469,482	0.1
304,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	313,393	0.0
186,000	CVS Health Corp., 4.125%, 04/01/2040	155,922	0.0
415,000	CVS Health Corp., 4.780%, 03/25/2038	381,111	0.1
97,000	CVS Health Corp., 5.050%, 03/25/2048	83,838	0.0
139,000	CVS Health Corp., 5.125%, 02/21/2030	141,554	0.0
22,000	CVS Health Corp., 6.000%, 06/01/2063	21,049	0.0
10,417	CVS Pass-Through Trust, 6.943%, 01/10/2030	10,755	0.0
510,000 (1)	Element Fleet Management Corp., 5.643%, 03/13/2027	518,126	0.1
317,000	Elevance Health, Inc., 4.950%, 11/01/2031	321,614	0.0
143,000	Elevance Health, Inc., 5.200%, 02/15/2035	144,568	0.0
465,000	Eli Lilly & Co., 5.500%, 02/12/2055	468,254	0.1
210,000	Equifax, Inc., 3.100%, 05/15/2030	196,543	0.0

See Accompanying Notes to Financial Statements

48

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
558,000	Gilead Sciences, Inc., 5.100%, 06/15/2035	$565,377	0.1
281,000	Gilead Sciences, Inc., 5.600%, 11/15/2064	276,402	0.0
339,000	GlaxoSmithKline Capital, Inc., 4.875%, 04/15/2035	338,822	0.1
150,000	Global Payments, Inc., 4.450%, 06/01/2028	149,561	0.0
38,000	Global Payments, Inc., 5.950%, 08/15/2052	36,567	0.0
106,000	GXO Logistics, Inc., 6.250%, 05/06/2029	110,718	0.0
82,000	HCA, Inc., 2.375%, 07/15/2031	71,399	0.0
40,000	HCA, Inc., 3.375%, 03/15/2029	38,441	0.0
438,000	HCA, Inc., 3.500%, 09/01/2030	414,323	0.1
61,000	HCA, Inc., 4.375%, 03/15/2042	51,053	0.0
628,000	HCA, Inc., 4.500%, 02/15/2027	628,262	0.1
170,000	HCA, Inc., 5.125%, 06/15/2039	159,993	0.0
254,000	HCA, Inc., 5.450%, 04/01/2031	261,991	0.0
347,000	HCA, Inc., 6.000%, 04/01/2054	339,731	0.1
39,000	HCA, Inc., 6.100%, 04/01/2064	38,069	0.0
434,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 5.200%, 06/15/2029	443,041	0.1
545,000	Hershey Co., 4.950%, 02/24/2032	557,353	0.1
258,000	Humana, Inc., 5.375%, 04/15/2031	264,000	0.0
524,000	Icon Investments Six DAC, 5.849%, 05/08/2029	543,833	0.1
524,000 (1)	Imperial Brands Finance PLC, 5.500%, 02/01/2030	540,400	0.1
267,000 (1)	Imperial Brands Finance PLC, 5.875%, 07/01/2034	274,240	0.0
203,000 (1)	Japan Tobacco, Inc., 5.250%, 06/15/2030	208,978	0.0
7,000	Johnson & Johnson, 2.100%, 09/01/2040	4,812	0.0
103,000	Johnson & Johnson, 3.625%, 03/03/2037	92,220	0.0
422,000	Johnson & Johnson, 4.700%, 03/01/2030	432,042	0.1
28,000	Johnson & Johnson, 5.850%, 07/15/2038	30,555	0.0
236,000	Kenvue, Inc., 4.850%, 05/22/2032	238,969	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
168,000	Kenvue, Inc., 5.050%, 03/22/2028	$172,083	0.0
74,000	Keurig Dr Pepper, Inc., 4.600%, 05/15/2030	74,397	0.0
117,000	Kraft Heinz Foods Co., 5.200%, 03/15/2032	119,196	0.0
223,000	Kroger Co., 5.500%, 09/15/2054	211,832	0.0
292,000	Kroger Co., 5.650%, 09/15/2064	276,672	0.0
216,000	Laboratory Corp. of America Holdings, 4.550%, 04/01/2032	212,768	0.0
234,000 (1)	Mars, Inc., 5.000%, 03/01/2032	237,229	0.0
423,000 (1)	Mars, Inc., 5.200%, 03/01/2035	428,279	0.1
290,000 (1)	Mars, Inc., 5.650%, 05/01/2045	290,871	0.0
282,000 (1)	Mars, Inc., 5.700%, 05/01/2055	281,512	0.0
237,000	McKesson Corp., 4.250%, 09/15/2029	236,753	0.0
352,000	McKesson Corp., 4.950%, 05/30/2032	356,860	0.1
283,000	McKesson Corp., 5.250%, 05/30/2035	287,586	0.0
161,000	Mondelez International, Inc., 2.750%, 04/13/2030	149,568	0.0
173,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	172,550	0.0
289,000	Pfizer Investment Enterprises Pte Ltd., 5.340%, 05/19/2063	268,248	0.0
273,000	Philip Morris International, Inc., 4.750%, 11/01/2031	275,185	0.0
341,000	Philip Morris International, Inc., 4.875%, 02/13/2029	347,131	0.1
79,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	71,691	0.0
80,000	Quest Diagnostics, Inc., 2.950%, 06/30/2030	74,472	0.0
416,000	Quest Diagnostics, Inc., 4.625%, 12/15/2029	420,251	0.1
162,000	Quest Diagnostics, Inc., 5.000%, 12/15/2034	161,278	0.0
118,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	129,353	0.0
81,000	Reynolds American, Inc., 5.850%, 08/15/2045	78,213	0.0
302,000 (1)	Roche Holdings, Inc., 4.592%, 09/09/2034	299,027	0.0
581,000 (1)	Roche Holdings, Inc., 5.489%, 11/13/2030	614,464	0.1

See Accompanying Notes to Financial Statements

49

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
354,000	Royalty Pharma PLC, 1.750%, 09/02/2027	$335,339	0.1
156,000	Royalty Pharma PLC, 2.200%, 09/02/2030	138,330	0.0
66,000	Royalty Pharma PLC, 3.300%, 09/02/2040	49,737	0.0
178,000	Royalty Pharma PLC, 5.150%, 09/02/2029	181,787	0.0
117,000	S&P Global, Inc., 1.250%, 08/15/2030	100,775	0.0
346,000	S&P Global, Inc., 2.700%, 03/01/2029	328,035	0.0
262,000	Solventum Corp., 5.450%, 03/13/2031	272,167	0.0
139,000	Solventum Corp., 5.600%, 03/23/2034	143,111	0.0
181,000	Solventum Corp., 5.900%, 04/30/2054	181,081	0.0
316,000	Stryker Corp., 4.850%, 02/10/2030	322,509	0.0
129,000	Sysco Corp., 5.400%, 03/23/2035	131,293	0.0
325,000	Takeda Pharmaceutical Co. Ltd., 5.300%, 07/05/2034	330,176	0.1
257,000	Takeda Pharmaceutical Co. Ltd., 5.800%, 07/05/2064	249,854	0.0
302,000	Takeda US Financing, Inc., 5.200%, 07/07/2035	302,155	0.0
331,000	Takeda US Financing, Inc., 5.900%, 07/07/2055	332,907	0.1
387,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	398,448	0.1
199,000	Tyson Foods, Inc., 5.400%, 03/15/2029	205,236	0.0
229,000	Unilever Capital Corp., 4.625%, 08/12/2034	227,347	0.0
35,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	25,408	0.0
102,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	82,366	0.0
133,000	UnitedHealth Group, Inc., 5.150%, 07/15/2034	134,407	0.0
52,000	UnitedHealth Group, Inc., 5.500%, 04/15/2064	48,572	0.0
238,000	UnitedHealth Group, Inc., 5.750%, 07/15/2064	231,690	0.0
156,000	Universal Health Services, Inc., 4.625%, 10/15/2029	154,291	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
151,000	Viatris, Inc., 2.700%, 06/22/2030	$134,554	0.0
102,000	Viatris, Inc., 3.850%, 06/22/2040	75,381	0.0
152,000	Viatris, Inc., 4.000%, 06/22/2050	101,327	0.0
247,000	Zimmer Biomet Holdings, Inc., 5.350%, 12/01/2028	254,722	0.0
		29,747,261	3.2
	Energy: 1.4%
203,000 (1)	Aker BP ASA, 5.125%, 10/01/2034	195,034	0.0
421,000 (1)	APA Corp., 6.750%, 02/15/2055	398,167	0.1
58,000	BP Capital Markets America, Inc., 4.893%, 09/11/2033	58,163	0.0
44,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	44,296	0.0
262,000	BP Capital Markets America, Inc., 5.227%, 11/17/2034	266,709	0.0
198,000 (3)	BP Capital Markets PLC, 4.875%, 12/31/2199	196,567	0.0
233,000 (3)	BP Capital Markets PLC, 6.125%, 12/31/2199	233,199	0.0
71,000 (1)	Cameron LNG LLC, 2.902%, 07/15/2031	64,524	0.0
191,000 (1)	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	189,873	0.0
10,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	9,650	0.0
258,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	255,328	0.0
526,000 (1)	Columbia Pipelines Holding Co. LLC, 5.097%, 10/01/2031	528,645	0.1
373,000 (1)	Columbia Pipelines Holding Co. LLC, 6.042%, 08/15/2028	388,500	0.1
89,000	ConocoPhillips Co., 5.700%, 09/15/2063	85,235	0.0
290,000 (2)	Devon Energy Corp., 5.200%, 09/15/2034	281,801	0.0
108,000	Diamondback Energy, Inc., 4.250%, 03/15/2052	81,361	0.0
82,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	75,981	0.0

See Accompanying Notes to Financial Statements

50

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
222,000	Diamondback Energy, Inc., 6.250%, 03/15/2053	$219,760	0.0
267,000 (3)	Enbridge, Inc. 20-A, 5.750%, 07/15/2080	266,540	0.0
210,000	Energy Transfer L.P., 3.750%, 05/15/2030	201,569	0.0
27,000	Energy Transfer L.P., 4.900%, 03/15/2035	25,839	0.0
211,000	Energy Transfer L.P., 5.200%, 04/01/2030	215,788	0.0
148,000	Energy Transfer L.P., 5.300%, 04/01/2044	132,709	0.0
77,000	Energy Transfer L.P., 5.350%, 05/15/2045	69,413	0.0
91,000	Energy Transfer L.P., 6.050%, 09/01/2054	87,543	0.0
67,000	Energy Transfer L.P. 20Y, 5.800%, 06/15/2038	67,285	0.0
139,000	Enterprise Products Operating LLC, 4.950%, 02/15/2035	138,583	0.0
407,000 (3)	Enterprise Products Operating LLC D, 7.573%, (TSFR3M + 3.248%), 08/16/2077	405,265	0.1
543,000	EOG Resources, Inc., 5.000%, 07/15/2032	549,856	0.1
262,000	EOG Resources, Inc., 5.350%, 01/15/2036	265,811	0.0
787,000	Equinor ASA, 4.500%, 09/03/2030	792,923	0.1
450,000	Hess Corp., 4.300%, 04/01/2027	449,142	0.1
66,000	Kinder Morgan Energy Partners L.P., 5.000%, 03/01/2043	58,849	0.0
84,000	Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	78,043	0.0
357,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	356,668	0.1
269,000	Marathon Petroleum Corp., 5.700%, 03/01/2035	272,991	0.0
343,000	MPLX L.P., 2.650%, 08/15/2030	310,558	0.1
152,000	MPLX L.P., 4.000%, 03/15/2028	150,554	0.0
78,000	MPLX L.P., 5.500%, 06/01/2034	78,355	0.0
140,000	Occidental Petroleum Corp., 5.375%, 01/01/2032	138,951	0.0
91,000	Occidental Petroleum Corp., 6.050%, 10/01/2054	83,471	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
351,000	Occidental Petroleum Corp., 6.125%, 01/01/2031	$363,611	0.1
160,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	156,718	0.0
33,000	Occidental Petroleum Corp., 6.600%, 03/15/2046	32,554	0.0
41,000	Occidental Petroleum Corp., 8.500%, 07/15/2027	43,398	0.0
82,000	ONEOK Partners L.P., 6.200%, 09/15/2043	81,680	0.0
112,000 (2)	Ovintiv, Inc., 5.650%, 05/15/2028	115,171	0.0
478,000	Ovintiv, Inc., 7.100%, 07/15/2053	495,912	0.1
268,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	266,644	0.0
125,000 (1)	Schlumberger Holdings Corp., 2.650%, 06/26/2030	115,092	0.0
243,000 (1)	Schlumberger Holdings Corp., 5.000%, 11/15/2029	249,468	0.0
71,000	Targa Resources Corp., 5.500%, 02/15/2035	71,283	0.0
43,000	Targa Resources Corp., 6.250%, 07/01/2052	42,629	0.0
233,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	231,257	0.0
63,000	TotalEnergies Capital SA, 5.638%, 04/05/2064	61,149	0.0
332,000 (3)	TransCanada PipeLines Ltd., 7.000%, 06/01/2065	332,533	0.1
136,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	128,333	0.0
302,000	Western Midstream Operating L.P., 5.450%, 11/15/2034	296,224	0.0
129,000	Williams Cos., Inc., 4.900%, 03/15/2029	130,818	0.0
325,000	Woodside Finance Ltd., 5.400%, 05/19/2030	329,755	0.1
303,000	Woodside Finance Ltd., 5.700%, 05/19/2032	308,640	0.0
352,000	Woodside Finance Ltd., 6.000%, 05/19/2035	359,477	0.1
		12,981,845	1.4
	Financial: 7.3%
200,000 (1)(3)	ABN AMRO Bank NV, 3.324%, 03/13/2037	175,975	0.0

See Accompanying Notes to Financial Statements

51

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
271,000	Air Lease Corp., MTN, 5.200%, 07/15/2031	$277,070	0.0
208,000	Alleghany Corp., 3.250%, 08/15/2051	139,651	0.0
286,000 (3)	American Express Co., 5.098%, 02/16/2028	289,350	0.0
576,000 (3)	American Express Co., 5.282%, 07/27/2029	592,364	0.1
343,000 (3)	American Express Co., 5.532%, 04/25/2030	356,639	0.0
47,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	43,397	0.0
144,000	American Homes 4 Rent L.P., 4.250%, 02/15/2028	143,183	0.0
334,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	339,765	0.0
391,000	American International Group, Inc., 3.400%, 06/30/2030	372,024	0.1
391,000 (1)	American National Global Funding, 5.250%, 06/03/2030	393,158	0.1
84,000	American Tower Corp., 2.700%, 04/15/2031	75,374	0.0
60,000	American Tower Corp., 3.600%, 01/15/2028	58,931	0.0
182,000	American Tower Corp., 3.650%, 03/15/2027	179,838	0.0
187,000	American Tower Corp., 5.250%, 07/15/2028	191,776	0.0
160,000	Ameriprise Financial, Inc., 5.200%, 04/15/2035	161,240	0.0
221,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	231,675	0.0
125,000	Aon North America, Inc., 5.125%, 03/01/2027	126,531	0.0
280,000	Aon North America, Inc., 5.150%, 03/01/2029	286,843	0.0
747,000 (1)	Athene Global Funding, 5.322%, 11/13/2031	753,510	0.1
153,000 (1)	Athene Global Funding, 5.684%, 02/23/2026	154,078	0.0
704,000 (1)	Atlas Warehouse Lending Co. L.P., 6.050%, 01/15/2028	713,054	0.1
600,000	Banco Santander SA, 5.439%, 07/15/2031	623,576	0.1
400,000 (3)	Banco Santander SA, 5.538%, 03/14/2030	412,573	0.1
103,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	89,784	0.0
238,000 (3)	Bank of America Corp., 2.572%, 10/20/2032	209,826	0.0
403,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	368,531	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
360,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	$323,174	0.0
1,267,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	1,238,717	0.1
60,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	59,309	0.0
149,000 (3)	Bank of America Corp., 5.464%, 05/09/2036	152,844	0.0
189,000 (3)	Bank of America Corp., 5.511%, 01/24/2036	194,404	0.0
610,000 (3)	Bank of America Corp., 5.518%, 10/25/2035	610,283	0.1
502,000 (3)	Bank of America Corp., 5.744%, 02/12/2036	510,348	0.1
380,000 (3)	Bank of America Corp., 5.872%, 09/15/2034	401,141	0.1
612,000 (3)	Bank of America Corp., GMTN, 3.593%, 07/21/2028	602,724	0.1
470,000 (3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	440,618	0.1
65,000 (3)	Bank of America Corp., MTN, 2.496%, 02/13/2031	59,383	0.0
434,000 (3)	Bank of America Corp., MTN, 2.551%, 02/04/2028	421,938	0.1
348,000 (3)	Bank of America Corp., MTN, 2.884%, 10/22/2030	325,798	0.0
434,000 (3)	Bank of America Corp., MTN, 2.972%, 02/04/2033	388,755	0.1
424,000 (3)	Bank of America Corp., MTN, 3.194%, 07/23/2030	403,677	0.1
87,000 (3)	Bank of America Corp., MTN, 3.970%, 03/05/2029	86,049	0.0
1,611,000 (2)(3)	Bank of Montreal, 4.640%, 09/10/2030	1,624,770	0.2
386,000	Bank of Montreal, 5.511%, 06/04/2031	403,744	0.1
70,000 (3)	Bank of New York Mellon Corp., 5.316%, 06/06/2036	71,485	0.0
535,000 (3)	Bank of Nova Scotia, 4.740%, 11/10/2032	534,822	0.1
270,000 (3)	Bank of Nova Scotia, 5.130%, 02/14/2031	275,043	0.0
200,000 (1)	Banque Federative du Credit Mutuel SA, 4.935%, 01/26/2026	200,540	0.0
341,000 (3)	Barclays PLC, 5.367%, 02/25/2031	348,414	0.0
172,000 (1)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	158,523	0.0

See Accompanying Notes to Financial Statements

52

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
466,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	$392,535	0.1
64,000 (1)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	58,778	0.0
364,000 (1)(3)	BNP Paribas SA, 5.085%, 05/09/2031	367,672	0.0
371,000 (1)(2)	BPCE SA, 5.203%, 01/18/2027	376,425	0.1
364,000 (1)	BPCE SA, 5.281%, 05/30/2029	374,663	0.1
371,000 (1)(3)	BPCE SA, 5.716%, 01/18/2030	382,071	0.1
359,000	Brookfield Asset Management Ltd., 5.795%, 04/24/2035	368,525	0.0
378,000	Brown & Brown, Inc., 4.900%, 06/23/2030	381,726	0.1
221,000 (1)(3)	CaixaBank SA, 5.673%, 03/15/2030	228,623	0.0
222,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	214,497	0.0
166,000 (3)	Charles Schwab Corp., 6.196%, 11/17/2029	176,189	0.0
501,000	CME Group, Inc., 4.400%, 03/15/2030	504,667	0.1
434,000 (1)	CNO Global Funding, 5.875%, 06/04/2027	445,935	0.1
490,000 (3)	CoBank ACB M, 7.125%, 12/31/2199	501,869	0.1
906,000 (1)(3)	Cooperatieve Rabobank UA, 5.710%, 01/21/2033	943,592	0.1
444,000 (1)	Corebridge Financial, Inc., 3.650%, 04/05/2027	438,301	0.1
96,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	90,174	0.0
109,000	Corebridge Financial, Inc., 5.750%, 01/15/2034	113,315	0.0
335,000	Corebridge Financial, Inc., 6.050%, 09/15/2033	352,832	0.0
399,000	Credit Suisse AG/ New York NY, 5.000%, 07/09/2027	405,241	0.1
200,000	Crown Castle, Inc., 2.100%, 04/01/2031	171,693	0.0
53,000	Crown Castle, Inc., 2.500%, 07/15/2031	46,277	0.0
136,000	Crown Castle, Inc., 2.900%, 03/15/2027	132,356	0.0
210,000	Crown Castle, Inc., 3.300%, 07/01/2030	196,676	0.0
401,000	Crown Castle, Inc., 4.800%, 09/01/2028	403,563	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
416,000	Crown Castle, Inc., 4.900%, 09/01/2029	$419,949	0.1
56,000	Crown Castle, Inc., 5.100%, 05/01/2033	55,802	0.0
201,000	Crown Castle, Inc., 5.600%, 06/01/2029	207,549	0.0
96,000	Crown Castle, Inc., 5.800%, 03/01/2034	99,451	0.0
232,000	CubeSmart L.P., 2.250%, 12/15/2028	216,297	0.0
270,000 (1)(3)	Danske Bank A/S, 4.613%, 10/02/2030	268,988	0.0
345,000 (1)(3)	Danske Bank A/S, 5.705%, 03/01/2030	358,045	0.0
813,000 (1)(3)	Depository Trust & Clearing Corp. D, 3.375%, 12/31/2199	789,972	0.1
719,000	Deutsche Bank AG/ New York NY, 5.414%, 05/10/2029	744,942	0.1
271,000 (1)(3)	DNB Bank ASA, 4.853%, 11/05/2030	274,115	0.0
328,000 (1)	EQT AB, 5.850%, 05/08/2035	334,819	0.0
509,000 (1)	Equitable Financial Life Global Funding, 5.000%, 03/27/2030	516,961	0.1
533,000 (1)	Equitable Holdings, Inc., 4.572%, 02/15/2029	532,454	0.1
196,000	Extra Space Storage L.P., 3.900%, 04/01/2029	192,001	0.0
165,000	Extra Space Storage L.P., 4.000%, 06/15/2029	161,879	0.0
140,000	Extra Space Storage L.P., 5.350%, 01/15/2035	141,013	0.0
641,000 (1)	Federation des Caisses Desjardins du Quebec, 5.250%, 04/26/2029	658,319	0.1
110,000 (3)	First Citizens BancShares, Inc., 6.254%, 03/12/2040	109,730	0.0
242,000 (3)	Goldman Sachs Group, Inc., 5.016%, 10/23/2035	239,176	0.0
156,000 (3)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	157,424	0.0
160,000 (3)	Goldman Sachs Group, Inc., 5.536%, 01/28/2036	164,141	0.0
169,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	175,957	0.0
717,000 (3)	Goldman Sachs Group, Inc., 5.734%, 01/28/2056	717,538	0.1

See Accompanying Notes to Financial Statements

53

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
169,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	$179,296	0.0
309,000	Hartford Financial Services Group, Inc., 2.900%, 09/15/2051	193,495	0.0
745,000 (1)(3)	Hartford Financial Services Group, Inc. ICON, 6.713%, (TSFR3M + 2.387%), 02/12/2067	694,005	0.1
219,000	Healthpeak OP LLC, 5.250%, 12/15/2032	222,983	0.0
202,000	Host Hotels & Resorts L.P., 5.500%, 04/15/2035	200,053	0.0
645,000 (3)	HSBC Holdings PLC, 2.206%, 08/17/2029	600,988	0.1
315,000 (3)	HSBC Holdings PLC, 2.804%, 05/24/2032	279,958	0.0
267,000 (3)	HSBC Holdings PLC, 5.597%, 05/17/2028	272,097	0.0
540,000 (3)	Huntington Bancshares, Inc., 6.141%, 11/18/2039	551,133	0.1
399,000 (3)	Huntington National Bank, 4.871%, 04/12/2028	401,640	0.1
387,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	346,587	0.0
917,000	Intercontinental Exchange, Inc., 3.625%, 09/01/2028	898,527	0.1
140,000	Invitation Homes Operating Parternship L.P., 5.500%, 08/15/2033	142,245	0.0
349,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	297,352	0.0
512,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	479,590	0.1
52,000 (2)	Invitation Homes Operating Partnership L.P., 4.150%, 04/15/2032	49,256	0.0
450,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	422,150	0.1
91,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	87,497	0.0
101,000 (3)	JPMorgan Chase & Co., 2.739%, 10/15/2030	94,198	0.0
14,000 (3)	JPMorgan Chase & Co., 3.109%, 04/22/2051	9,429	0.0
245,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	240,024	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
343,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	$343,713	0.0
348,000 (3)	JPMorgan Chase & Co., 4.603%, 10/22/2030	349,256	0.0
241,000 (3)	JPMorgan Chase & Co., 4.995%, 07/22/2030	245,454	0.0
237,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	241,417	0.0
124,000 (3)	JPMorgan Chase & Co., 5.140%, 01/24/2031	127,190	0.0
235,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	239,915	0.0
1,046,000 (3)	JPMorgan Chase & Co., 5.572%, 04/22/2036	1,084,424	0.1
235,000 (3)	JPMorgan Chase & Co., 5.581%, 04/22/2030	244,059	0.0
140,000 (3)	JPMorgan Chase & Co., 5.766%, 04/22/2035	147,140	0.0
96,000 (3)	KeyCorp, 6.401%, 03/06/2035	102,444	0.0
140,000 (3)	KeyCorp, MTN, 4.789%, 06/01/2033	136,543	0.0
21,000	Kite Realty Group L.P., 4.000%, 10/01/2026	20,822	0.0
202,000 (1)	Lineage OP L.P., 5.250%, 07/15/2030	203,304	0.0
528,000 (2)(3)	Lloyds Banking Group PLC, 8.000%, 12/31/2199	558,151	0.1
395,000	LPL Holdings, Inc., 5.150%, 06/15/2030	400,054	0.1
314,000 (2)	LPL Holdings, Inc., 5.200%, 03/15/2030	319,040	0.0
229,000	LPL Holdings, Inc., 5.700%, 05/20/2027	233,425	0.0
365,000 (1)	Lseg US Fin Corp., 4.875%, 03/28/2027	368,896	0.1
226,000 (1)	Lseg US Fin Corp., 5.297%, 03/28/2034	232,334	0.0
860,000	Marsh & McLennan Cos., Inc., 5.000%, 03/15/2035	860,209	0.1
173,000	Mid-America Apartments L.P., 5.300%, 02/15/2032	178,859	0.0
421,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.197%, 01/16/2031	431,342	0.1
836,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.615%, 04/24/2036	859,994	0.1
158,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	153,412	0.0
195,000 (3)	Morgan Stanley, 2.484%, 09/16/2036	165,752	0.0
499,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	490,359	0.1
171,000 (3)	Morgan Stanley, 5.042%, 07/19/2030	173,942	0.0

See Accompanying Notes to Financial Statements

54

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
222,000 (3)	Morgan Stanley, 5.192%, 04/17/2031	$227,633	0.0
280,000 (3)	Morgan Stanley, 5.587%, 01/18/2036	287,535	0.0
1,295,000 (3)	Morgan Stanley, 5.664%, 04/17/2036	1,342,444	0.2
403,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	410,970	0.1
524,000	National Bank of Canada, 5.600%, 12/18/2028	544,312	0.1
250,000 (1)	National Securities Clearing Corp., 4.700%, 05/20/2030	254,278	0.0
389,000 (3)	NatWest Group PLC, 5.076%, 01/27/2030	394,817	0.1
246,000 (3)	NatWest Group PLC, 5.778%, 03/01/2035	255,578	0.0
558,000 (1)	NatWest Markets PLC, 5.410%, 05/17/2029	576,595	0.1
347,000	NNN REIT, Inc., 4.600%, 02/15/2031	345,266	0.0
382,000	Nomura Holdings, Inc., 4.904%, 07/01/2030	383,451	0.1
208,000 (1)	Northwestern Mutual Life Insurance Co., 6.170%, 05/29/2055	217,381	0.0
258,000 (1)	Nuveen LLC, 5.550%, 01/15/2030	268,842	0.0
306,000	Omega Healthcare Investors, Inc., 5.200%, 07/01/2030	307,840	0.0
45,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	37,501	0.0
258,000 (3)	PNC Financial Services Group, Inc., 6.037%, 10/28/2033	274,465	0.0
426,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	437,825	0.1
79,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.500%, 04/01/2034	80,735	0.0
123,000	Realty Income Corp., 3.950%, 08/15/2027	122,387	0.0
456,000	Regions Bank/ Birmingham AL, 6.450%, 06/26/2037	471,761	0.1
816,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	700,324	0.1
79,000 (1)	RGA Global Funding, 5.448%, 05/24/2029	81,577	0.0
397,000 (3)	Royal Bank of Canada, GMTN, 4.650%, 10/18/2030	397,799	0.1
204,000 (3)	Royal Bank of Canada, GMTN, 4.969%, 08/02/2030	206,900	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
335,000 (2)(3)	Royal Bank of Canada, GMTN, 4.970%, 05/02/2031	$340,127	0.0
233,000 (3)	Royal Bank of Canada, GMTN, 5.153%, 02/04/2031	237,882	0.0
119,000	Sabra Health Care L.P., 3.200%, 12/01/2031	106,105	0.0
248,000 (3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	240,174	0.0
931,000 (3)	State Street Corp., 3.031%, 11/01/2034	860,350	0.1
367,000 (3)	State Street Corp., 4.675%, 10/22/2032	367,253	0.0
186,000	State Street Corp., 4.729%, 02/28/2030	188,865	0.0
210,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 07/16/2029	199,115	0.0
397,000	Sumitomo Mitsui Financial Group, Inc., 5.240%, 04/15/2030	409,088	0.1
239,000	Sumitomo Mitsui Financial Group, Inc., 5.316%, 07/09/2029	246,288	0.0
453,000	Sumitomo Mitsui Financial Group, Inc., 5.424%, 07/09/2031	470,279	0.1
327,000	Sumitomo Mitsui Financial Group, Inc., 5.454%, 01/15/2032	338,700	0.0
200,000 (3)	Sumitomo Mitsui Financial Group, Inc., 6.450%, 12/31/2199	196,461	0.0
301,000	Toronto-Dominion Bank, 5.298%, 01/30/2032	309,073	0.0
450,000 (3)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	463,579	0.1
198,000 (3)	Truist Financial Corp., MTN, 5.867%, 06/08/2034	206,922	0.0
118,000 (3)	Truist Financial Corp., MTN, 6.123%, 10/28/2033	125,465	0.0
290,000 (1)(3)	UBS Group AG, 1.364%, 01/30/2027	284,758	0.0
909,000 (1)(3)	UBS Group AG, 5.379%, 09/06/2045	876,904	0.1
253,000 (1)(3)	UBS Group AG, 9.250%, 12/31/2199	293,204	0.0
298,000 (1)(3)	UBS Group AG, 9.250%, 12/31/2199	326,004	0.0
41,000 (3)	Wells Fargo & Co., 5.499%, 01/23/2035	42,063	0.0
1,892,000 (3)	Wells Fargo & Co., 5.605%, 04/23/2036	1,953,694	0.2
61,000 (3)	Wells Fargo & Co., 6.491%, 10/23/2034	66,699	0.0

See Accompanying Notes to Financial Statements

55

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
55,000 (3)	Wells Fargo & Co., MTN, 3.584%, 05/22/2028	$54,175	0.0
427,000 (1)	Westpac New Zealand Ltd., 5.132%, 02/26/2027	432,586	0.1
24,000	Weyerhaeuser Co., 4.750%, 05/15/2026	24,052	0.0
		67,062,970	7.3
	Industrial: 1.7%
202,000	3M Co., 5.150%, 03/15/2035	203,900	0.0
246,000	AGCO Corp., 5.450%, 03/21/2027	249,130	0.0
147,000	Amcor Group Finance PLC, 5.450%, 05/23/2029	151,244	0.0
416,000	Arrow Electronics, Inc., 5.150%, 08/21/2029	422,568	0.1
211,000 (2)	Avnet, Inc., 6.250%, 03/15/2028	219,375	0.0
505,000 (1)	BAE Systems PLC, 5.125%, 03/26/2029	517,801	0.1
450,000	Berry Global, Inc., 1.650%, 01/15/2027	431,777	0.1
28,000	Boeing Co., 5.705%, 05/01/2040	27,681	0.0
102,000	Boeing Co., 5.930%, 05/01/2060	97,047	0.0
39,000	Boeing Co., 6.858%, 05/01/2054	42,732	0.0
232,000	Boeing Co., 7.008%, 05/01/2064	255,064	0.0
144,000	Canadian Pacific Railway Co., 2.875%, 11/15/2029	135,356	0.0
157,000	Carrier Global Corp., 2.722%, 02/15/2030	145,957	0.0
131,000	Carrier Global Corp., 5.900%, 03/15/2034	139,552	0.0
207,000 (2)	Caterpillar Financial Services Corp., 4.375%, 08/16/2029	208,664	0.0
349,000	Caterpillar, Inc., 5.200%, 05/15/2035	355,938	0.1
418,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	426,814	0.1
431,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	444,910	0.1
373,000	CRH SMW Finance DAC, 5.200%, 05/21/2029	382,603	0.1
45,000	CSX Corp., 4.650%, 03/01/2068	37,007	0.0
25,000 (1)	FedEx Corp., 4.550%, 04/01/2046	20,193	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
970,000	Flex Ltd., 5.250%, 01/15/2032	$981,882	0.1
210,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	199,253	0.0
283,000 (2)	Fortune Brands Innovations, Inc., 5.875%, 06/01/2033	297,209	0.0
117,000	GATX Corp., 4.000%, 06/30/2030	113,894	0.0
84,000	GATX Corp., 6.050%, 06/05/2054	84,168	0.0
449,000	HEICO Corp., 5.250%, 08/01/2028	460,795	0.1
384,000	Honeywell International, Inc., 4.750%, 02/01/2032	387,730	0.1
114,000	Honeywell International, Inc., 5.000%, 03/01/2035	114,784	0.0
210,000 (2)	Huntington Ingalls Industries, Inc., 4.200%, 05/01/2030	205,556	0.0
65,000	Ingersoll Rand, Inc., 5.450%, 06/15/2034	66,887	0.0
829,000	John Deere Capital Corp., 4.400%, 09/08/2031	827,388	0.1
250,000	John Deere Capital Corp., MTN, 4.850%, 06/11/2029	256,237	0.0
449,000	John Deere Capital Corp., MTN, 4.900%, 03/07/2031	460,144	0.1
75,000	Mohawk Industries, Inc., 5.850%, 09/18/2028	77,926	0.0
32,000	Norfolk Southern Corp., 5.050%, 08/01/2030	33,079	0.0
80,000	Norfolk Southern Corp., 5.550%, 03/15/2034	83,691	0.0
17,000	Norfolk Southern Corp., 5.950%, 03/15/2064	17,514	0.0
72,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 1.200%, 11/15/2025	71,065	0.0
84,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 1.700%, 06/15/2026	81,727	0.0
510,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 07/01/2029	522,395	0.1
350,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 02/01/2030	358,355	0.1

See Accompanying Notes to Financial Statements

56

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
754,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	$773,514	0.1
261,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	240,687	0.0
301,000	Ryder System, Inc., 5.000%, 03/15/2030	305,537	0.0
149,000	Ryder System, Inc., 6.600%, 12/01/2033	163,859	0.0
196,000	Ryder System, Inc., GMTN, 4.950%, 09/01/2029	199,542	0.0
235,000	Ryder System, Inc., MTN, 5.250%, 06/01/2028	241,215	0.0
41,000	Ryder System, Inc., MTN, 5.375%, 03/15/2029	42,142	0.0
299,000	Ryder System, Inc., MTN, 5.500%, 06/01/2029	309,672	0.1
60,000 (1)	Sealed Air Corp., 1.573%, 10/15/2026	57,441	0.0
572,000	Smurfit Kappa Treasury ULC, 5.200%, 01/15/2030	583,768	0.1
249,000	Smurfit Kappa Treasury ULC, 5.438%, 04/03/2034	252,506	0.0
220,000	Smurfit Kappa Treasury ULC, 5.777%, 04/03/2054	217,687	0.0
216,000	Sonoco Products Co., 4.600%, 09/01/2029	215,604	0.0
46,000	Union Pacific Corp., 3.750%, 02/05/2070	31,195	0.0
9,000	Union Pacific Corp., 3.799%, 04/06/2071	6,174	0.0
13,000	Union Pacific Corp., 4.100%, 09/15/2067	9,627	0.0
223,000	Union Pacific Corp., 5.100%, 02/20/2035	226,902	0.0
25,000	Union Pacific Corp., 5.150%, 01/20/2063	22,813	0.0
275,000	United Parcel Service, Inc., 5.950%, 05/14/2055	282,431	0.0
129,000	United Parcel Service, Inc., 6.050%, 05/14/2065	132,150	0.0
235,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	236,409	0.0
		15,167,867	1.7
	Technology: 1.9%
855,000	Accenture Capital, Inc., 4.250%, 10/04/2031	847,247	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
430,000	Adobe, Inc., 4.950%, 01/17/2030	$444,305	0.1
462,000	AppLovin Corp., 5.125%, 12/01/2029	468,148	0.1
384,000	AppLovin Corp., 5.375%, 12/01/2031	390,918	0.1
416,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	403,662	0.1
207,000 (1)(2)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	199,027	0.0
471,000 (1)	Broadcom, Inc., 2.450%, 02/15/2031	421,310	0.1
564,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	467,785	0.1
245,000	Broadcom, Inc., 4.800%, 10/15/2034	242,148	0.0
664,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	644,773	0.1
221,000	Broadcom, Inc., 5.050%, 04/15/2030	226,459	0.0
214,000	Broadcom, Inc., 5.150%, 11/15/2031	220,242	0.0
106,000	Broadcom, Inc., 5.200%, 04/15/2032	109,050	0.0
333,000	Cadence Design Systems, Inc., 4.300%, 09/10/2029	333,137	0.0
207,000	CDW LLC / CDW Finance Corp., 5.100%, 03/01/2030	208,615	0.0
296,000 (1)	Constellation Software, Inc./Canada, 5.158%, 02/16/2029	301,195	0.0
304,000	Fiserv, Inc., 5.150%, 03/15/2027	308,106	0.0
111,000	Fiserv, Inc., 5.150%, 08/12/2034	111,463	0.0
214,000 (1)	Foundry JV Holdco LLC, 5.875%, 01/25/2034	217,664	0.0
488,000 (1)	Foundry JV Holdco LLC, 5.900%, 01/25/2030	510,251	0.1
280,000 (1)	Foundry JV Holdco LLC, 6.100%, 01/25/2036	290,024	0.0
282,000 (1)	Foundry JV Holdco LLC, 6.200%, 01/25/2037	293,888	0.0
458,000	Hewlett Packard Enterprise Co., 4.850%, 10/15/2031	457,018	0.1
334,000	Hewlett Packard Enterprise Co., 5.000%, 10/15/2034	324,137	0.0
730,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	674,717	0.1

See Accompanying Notes to Financial Statements

57

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
178,000	HP, Inc., 2.650%, 06/17/2031	$157,589	0.0
332,000	IBM International Capital Pte Ltd., 4.750%, 02/05/2031	336,512	0.0
43,000	Intel Corp., 2.800%, 08/12/2041	28,955	0.0
5,000 (2)	Intel Corp., 5.200%, 02/10/2033	5,044	0.0
21,000	Intel Corp., 5.600%, 02/21/2054	19,279	0.0
75,000	Intel Corp., 5.700%, 02/10/2053	69,850	0.0
699,000	International Business Machines Corp., 4.800%, 02/10/2030	710,361	0.1
279,000	International Business Machines Corp., 5.000%, 02/10/2032	284,866	0.0
279,000	International Business Machines Corp., 5.200%, 02/10/2035	283,287	0.0
413,000	International Business Machines Corp., 5.700%, 02/10/2055	408,756	0.1
456,000	Intuit, Inc., 5.500%, 09/15/2053	453,112	0.1
235,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	222,020	0.0
210,000	Marvell Technology, Inc., 5.750%, 02/15/2029	218,709	0.0
277,000	Micron Technology, Inc., 5.800%, 01/15/2035	286,593	0.0
448,000 (1)	MSCI, Inc., 3.625%, 09/01/2030	420,528	0.1
212,000	NetApp, Inc., 5.500%, 03/17/2032	218,442	0.0
39,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	36,984	0.0
233,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 5.000%, 01/15/2033	232,359	0.0
692,000	Oracle Corp., 2.300%, 03/25/2028	656,940	0.1
61,000	Oracle Corp., 2.800%, 04/01/2027	59,490	0.0
123,000	Oracle Corp., 3.250%, 11/15/2027	120,269	0.0
214,000	Oracle Corp., 3.800%, 11/15/2037	183,313	0.0
26,000	Oracle Corp., 3.850%, 07/15/2036	22,906	0.0
77,000	Oracle Corp., 3.850%, 04/01/2060	53,109	0.0
25,000	Oracle Corp., 3.900%, 05/15/2035	22,566	0.0
459,000	Oracle Corp., 5.375%, 09/27/2054	419,894	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
193,000	Oracle Corp., 5.500%, 09/27/2064	$175,925	0.0
456,000	Oracle Corp., 6.000%, 08/03/2055	455,613	0.1
147,000	Oracle Corp., 6.125%, 08/03/2065	147,257	0.0
382,000	Qualcomm, Inc., 6.000%, 05/20/2053	402,906	0.1
217,000	QUALCOMM, Inc., 4.750%, 05/20/2032	219,616	0.0
210,000	Synopsys, Inc., 5.000%, 04/01/2032	212,803	0.0
216,000	Take-Two Interactive Software, Inc., 5.400%, 06/12/2029	222,514	0.0
210,000	Teledyne FLIR LLC, 2.500%, 08/01/2030	190,335	0.0
		17,073,991	1.9
	Utilities: 2.3%
434,000	AEP Texas, Inc., 5.450%, 05/15/2029	448,172	0.1
123,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	124,647	0.0
330,000	AES Corp., 2.450%, 01/15/2031	288,664	0.0
240,000 (1)	AES Corp., 3.950%, 07/15/2030	228,309	0.0
291,000	AES Corp., 5.450%, 06/01/2028	297,446	0.1
352,000	AES Corp., 5.800%, 03/15/2032	357,572	0.1
90,000	Alabama Power Co., 5.850%, 11/15/2033	96,050	0.0
16,000 (1)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	14,504	0.0
339,000	Ameren Corp., 5.000%, 01/15/2029	345,268	0.1
135,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	118,868	0.0
227,000	Avangrid, Inc., 3.800%, 06/01/2029	221,856	0.0
159,000	Black Hills Corp., 3.050%, 10/15/2029	149,144	0.0
92,000	Black Hills Corp., 6.000%, 01/15/2035	95,487	0.0
175,000 (1)	Boston Gas Co., 5.843%, 01/10/2035	182,021	0.0
185,000	CenterPoint Energy, Inc., 5.400%, 06/01/2029	191,313	0.0
146,000 (3)	CMS Energy Corp., 3.750%, 12/01/2050	131,403	0.0
294,000 (3)	CMS Energy Corp., 4.750%, 06/01/2050	286,147	0.0

See Accompanying Notes to Financial Statements

58

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
27,000	Commonwealth Edison Co., 5.900%, 03/15/2036	$28,864	0.0
67,000	Consolidated Edison Co. of New York, Inc. 05-A, 5.300%, 03/01/2035	68,692	0.0
683,000	DTE Energy Co., 5.100%, 03/01/2029	696,705	0.1
305,000	DTE Energy Co., 5.200%, 04/01/2030	312,257	0.1
110,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	99,740	0.0
24,000	Duke Energy Carolinas LLC, 6.450%, 10/15/2032	26,394	0.0
198,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	175,307	0.0
72,000	Duke Energy Florida LLC, 5.875%, 11/15/2033	76,786	0.0
282,000	Duke Energy Progress LLC, 5.550%, 03/15/2055	275,923	0.0
131,000 (1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	115,936	0.0
177,000	Entergy Corp., 2.400%, 06/15/2031	156,457	0.0
113,000	Entergy Corp., 2.800%, 06/15/2030	104,441	0.0
160,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	160,343	0.0
373,000	Essential Utilities, Inc., 2.704%, 04/15/2030	343,884	0.1
91,000	Essential Utilities, Inc., 5.375%, 01/15/2034	92,301	0.0
146,000	Evergy Kansas Central, Inc., 5.250%, 03/15/2035	147,792	0.0
64,000	Evergy Kansas Central, Inc., 5.900%, 11/15/2033	67,893	0.0
210,000	Eversource Energy, 2.550%, 03/15/2031	186,814	0.0
67,000	Eversource Energy, 5.125%, 05/15/2033	67,089	0.0
112,000	Eversource Energy, 5.500%, 01/01/2034	114,120	0.0
266,000	Eversource Energy, 5.950%, 02/01/2029	277,918	0.0
60,000	Exelon Corp., 4.950%, 06/15/2035	58,351	0.0
391,000	Exelon Corp., 5.150%, 03/15/2028	399,779	0.1
182,000	Exelon Corp., 5.150%, 03/15/2029	186,802	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
327,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	$323,437	0.1
167,000	Florida Power & Light Co., 4.625%, 05/15/2030	169,283	0.0
166,000	Florida Power & Light Co., 5.300%, 06/15/2034	171,183	0.0
21,000	Florida Power & Light Co., 5.400%, 09/01/2035	21,773	0.0
13,000	Florida Power & Light Co., 5.650%, 02/01/2037	13,632	0.0
19,000	Indiana Michigan Power Co., 6.050%, 03/15/2037	20,520	0.0
63,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	60,524	0.0
45,000 (1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	39,483	0.0
64,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	66,056	0.0
235,000 (1)	Liberty Utilities Co., 5.577%, 01/31/2029	241,869	0.0
275,000 (1)	Liberty Utilities Co., 5.869%, 01/31/2034	280,838	0.0
64,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	66,208	0.0
29,000	Mississippi Power Co., 4.750%, 10/15/2041	25,101	0.0
306,000 (1)	Monongahela Power Co., 3.550%, 05/15/2027	301,616	0.1
169,000 (1)	Monongahela Power Co., 5.850%, 02/15/2034	175,820	0.0
51,000 (1)	Narragansett Electric Co., 3.395%, 04/09/2030	48,696	0.0
228,000	National Grid PLC, 5.418%, 01/11/2034	234,380	0.0
406,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	373,741	0.1
117,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	104,484	0.0
28,000	National Rural Utilities Cooperative Finance Corp., 4.023%, 11/01/2032	26,725	0.0

See Accompanying Notes to Financial Statements

59

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
47,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	$45,091	0.0
238,000	National Rural Utilities Cooperative Finance Corp., 5.000%, 08/15/2034	239,651	0.0
121,000 (3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	120,369	0.0
26,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	27,644	0.0
384,000 (3)	National Rural Utilities Cooperative Finance Corp., 7.451%, (TSFR3M + 3.172%), 04/30/2043	383,050	0.1
183,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.650%, 06/15/2031	155,786	0.0
20,000 (1)	New York State Electric & Gas Corp., 3.250%, 12/01/2026	19,728	0.0
361,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	348,270	0.1
371,000 (3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	356,412	0.1
252,000	NextEra Energy Capital Holdings, Inc., 5.300%, 03/15/2032	259,797	0.0
246,000 (3)	NextEra Energy Capital Holdings, Inc., 6.375%, 08/15/2055	251,819	0.0
268,000 (3)	NextEra Energy Capital Holdings, Inc., 6.500%, 08/15/2055	274,620	0.0
284,000 (1)	Niagara Mohawk Power Corp., 1.960%, 06/27/2030	250,866	0.0
81,000 (1)	Niagara Mohawk Power Corp., 5.664%, 01/17/2054	77,974	0.0
322,000	NiSource, Inc., 5.850%, 04/01/2055	318,959	0.1
637,000 (1)	NorthWestern Corp., 5.073%, 03/21/2030	647,336	0.1
125,000	NSTAR Electric Co., 1.950%, 08/15/2031	108,250	0.0
72,000	NSTAR Electric Co., 5.400%, 06/01/2034	73,813	0.0
109,000	OGE Energy Corp., 5.450%, 05/15/2029	112,965	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
144,000	ONE Gas, Inc., 5.100%, 04/01/2029	$147,554	0.0
74,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	55,928	0.0
65,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	51,703	0.0
37,000	PacifiCorp, 4.100%, 02/01/2042	29,815	0.0
283,000 (1)	PSEG Power LLC, 5.200%, 05/15/2030	288,912	0.0
349,000 (1)	PSEG Power LLC, 5.750%, 05/15/2035	359,570	0.1
112,000	Public Service Electric and Gas Co., MTN, 5.200%, 03/01/2034	114,906	0.0
213,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	187,158	0.0
238,000	Public Service Enterprise Group, Inc., 4.900%, 03/15/2030	242,182	0.0
382,000	Public Service Enterprise Group, Inc., 5.200%, 04/01/2029	392,868	0.1
80,000	Public Service Enterprise Group, Inc., 5.400%, 03/15/2035	80,981	0.0
372,000 (3)	Sempra, 6.400%, 10/01/2054	354,080	0.1
1,785,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	1,479,765	0.2
503,000 (3)	Southern Co. 21-A, 3.750%, 09/15/2051	496,869	0.1
64,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	64,633	0.0
806,000	Southwestern Public Service Co., 5.300%, 05/15/2035	810,434	0.1
45,000	Southwestern Public Service Co., 6.000%, 06/01/2054	45,438	0.0
252,000	Tucson Electric Power Co., 5.200%, 09/15/2034	253,198	0.0
120,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	111,649	0.0
116,000	Wisconsin Power and Light Co., 5.375%, 03/30/2034	118,909	0.0

See Accompanying Notes to Financial Statements

60

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
267,000	Xcel Energy, Inc., 5.600%, 04/15/2035	$272,711	0.0
		20,614,491	2.3
	Total Corporate Bonds/Notes (Cost $196,886,758)	199,013,661	21.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.1%
	Federal Home Loan Mortgage Corporation: 2.8%(4)
119,336	2.500%, 05/01/2030	115,291	0.0
245,411	2.500%, 05/01/2030	236,883	0.0
395,769	2.500%, 06/01/2030	382,115	0.0
1,610,448	3.000%, 03/01/2045	1,438,672	0.2
1,753,817	3.000%, 03/01/2045	1,571,836	0.2
1,622,233	3.000%, 04/01/2045	1,452,563	0.2
1,675,157	3.000%, 04/01/2045	1,497,872	0.2
3,004,342	3.000%, 10/01/2046	2,673,956	0.3
631,587	3.500%, 08/01/2042	592,914	0.1
1,732,511	3.500%, 03/01/2045	1,610,267	0.2
221,137	3.500%, 04/01/2045	204,803	0.0
759,035	3.500%, 05/01/2045	703,281	0.1
331,050	3.500%, 06/01/2045	306,324	0.0
419,710	3.500%, 07/01/2045	390,617	0.0
436,400	3.500%, 07/01/2045	407,779	0.1
247,207	3.500%, 08/01/2045	229,253	0.0
363,253	3.500%, 08/01/2045	338,864	0.0
413,387	3.500%, 08/01/2045	384,561	0.0
434,800	3.500%, 08/01/2045	402,323	0.0
505,048	3.500%, 08/01/2045	468,787	0.1
498,938	3.500%, 09/01/2045	462,084	0.1
675,907	3.500%, 09/01/2045	629,617	0.1
776,215	3.500%, 11/01/2045	709,214	0.1
430,213	4.000%, 10/01/2041	413,673	0.1
446,332	4.000%, 12/01/2041	429,293	0.1
117,437	4.000%, 07/01/2045	111,642	0.0
69,351	4.000%, 09/01/2045	65,675	0.0
594,472	4.000%, 09/01/2045	559,377	0.1
1,068,152	4.000%, 09/01/2045	1,015,220	0.1
1,177,441	4.000%, 09/01/2045	1,118,848	0.1
503,272	4.000%, 05/01/2047	479,724	0.1
160,459	4.000%, 11/01/2047	151,816	0.0
153,142	4.000%, 03/01/2048	145,331	0.0
653,687	4.000%, 06/01/2048	622,522	0.1
3,068	4.500%, 06/01/2039	3,067	0.0
8,480	4.500%, 09/01/2040	8,450	0.0
30,614	4.500%, 03/01/2041	30,476	0.0
144,926	4.500%, 08/01/2041	143,408	0.0
237,827	4.500%, 08/01/2041	237,048	0.0
92,085	4.500%, 09/01/2041	91,386	0.0
106,509	4.500%, 09/01/2041	105,963	0.0
191,629	4.500%, 09/01/2041	190,823	0.0
646,248	4.500%, 09/01/2041	637,151	0.1
5,620	5.000%, 05/01/2028	5,653	0.0
42,199	5.000%, 05/01/2035	42,849	0.0
121,595	5.000%, 01/01/2041	123,325	0.0
75,427	5.000%, 04/01/2041	75,373	0.0
4,309	5.500%, 03/01/2034	4,416	0.0
674	5.500%, 05/01/2036	680	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
31,074	5.500%, 06/01/2036	$32,062	0.0
3,630	5.500%, 12/01/2036	3,753	0.0
17,875	5.500%, 03/01/2037	18,147	0.0
4,615	5.500%, 04/01/2037	4,756	0.0
29,518	5.500%, 05/01/2037	30,452	0.0
48,976	5.500%, 07/01/2037	50,515	0.0
6,334	5.500%, 09/01/2037	6,528	0.0
5,495	5.500%, 10/01/2037	5,661	0.0
16,868	5.500%, 11/01/2037	17,402	0.0
15,787	5.500%, 12/01/2037	16,213	0.0
54,666	5.500%, 12/01/2037	56,362	0.0
3,307	5.500%, 01/01/2038	3,387	0.0
3,500	5.500%, 01/01/2038	3,612	0.0
36,185	5.500%, 02/01/2038	37,329	0.0
50,021	5.500%, 02/01/2038	51,409	0.0
36,282	5.500%, 03/01/2038	37,363	0.0
43,074	5.500%, 04/01/2038	44,340	0.0
3,794	5.500%, 05/01/2038	3,896	0.0
41,989	5.500%, 05/01/2038	43,000	0.0
24,557	5.500%, 06/01/2038	25,128	0.0
95,201	5.500%, 06/01/2038	97,727	0.0
87,226	5.500%, 07/01/2038	89,861	0.0
3,198	5.500%, 08/01/2038	3,267	0.0
17,489	5.500%, 08/01/2038	17,960	0.0
19,852	5.500%, 09/01/2038	20,386	0.0
17,461	5.500%, 10/01/2038	17,946	0.0
20,334	5.500%, 10/01/2038	20,882	0.0
1,975	5.500%, 11/01/2038	2,028	0.0
64,911	5.500%, 11/01/2038	66,766	0.0
3,881	5.500%, 12/01/2038	3,974	0.0
6,790	5.500%, 12/01/2038	7,020	0.0
15,168	5.500%, 01/01/2039	15,589	0.0
35,469	5.500%, 03/01/2039	36,411	0.0
13,264	5.500%, 07/01/2039	13,632	0.0
8,627	5.500%, 12/01/2039	8,863	0.0
57,489	5.500%, 03/01/2040	59,061	0.0
19,278	5.500%, 08/01/2040	19,743	0.0
32,915	5.500%, 08/01/2040	33,709	0.0
38,234	5.500%, 08/01/2040	39,279	0.0
60,445	6.000%, 09/01/2027	61,490	0.0
2,344	6.000%, 02/01/2029	2,393	0.0
3,229	6.000%, 05/01/2035	3,324	0.0
155,133	6.000%, 03/01/2037	162,910	0.0
1,354	6.000%, 05/01/2037	1,421	0.0
18,779	6.000%, 07/01/2037	19,721	0.0
3,210	6.000%, 08/01/2037	3,331	0.0
21,389	6.000%, 08/01/2037	22,458	0.0
100,811	6.000%, 09/01/2037	105,866	0.0
312	6.000%, 10/01/2037	327	0.0
4,874	6.000%, 11/01/2037	5,117	0.0
1,604	6.000%, 12/01/2037	1,655	0.0
4,302	6.000%, 12/01/2037	4,516	0.0
113,503	6.000%, 01/01/2038	119,196	0.0
672	6.000%, 04/01/2038	706	0.0
4,591	6.000%, 06/01/2038	4,770	0.0
141	6.000%, 07/01/2038	146	0.0
9,236	6.000%, 08/01/2038	9,574	0.0
26,714	6.000%, 11/01/2038	27,968	0.0

See Accompanying Notes to Financial Statements

61

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
10,210	6.000%, 05/01/2039	$10,627	0.0
6,285	6.000%, 08/01/2039	6,545	0.0
1,503	6.000%, 09/01/2039	1,553	0.0
305,090	6.500%, 09/01/2034	318,042	0.0
1,330 (3)	6.500%, (H15T1Y + 2.250%), 04/01/2032	1,357	0.0
3,007 (3)	6.677%, (H15T1Y + 2.250%), 11/01/2031	3,060	0.0
159,747 (3)	6.826%, (RFUCCT1Y + 1.739%), 06/01/2035	165,099	0.0
23,760 (3)	7.044%, (RFUCCT1Y + 1.345%), 09/01/2035	24,321	0.0
11,022 (3)	7.434%, (H15T1Y + 2.436%), 01/01/2029	11,044	0.0
		26,187,021	2.8
	Federal National Mortgage Association: 0.1%(4)
669 (3)	4.437%, (ECOFC + 1.257%), 05/01/2036	660	0.0
4,639 (3)	4.887%, (ECOFC + 1.933%), 12/01/2036	4,602	0.0
16,072 (3)	5.697%, (12MTA + 1.200%), 08/01/2042	16,096	0.0
25,293 (3)	5.697%, (12MTA + 1.200%), 08/01/2042	25,452	0.0
8,196 (3)	5.697%, (12MTA + 1.200%), 10/01/2044	8,269	0.0
13,148 (3)	5.697%, (12MTA + 1.200%), 10/01/2044	13,179	0.0
9,833 (3)	5.935%, (RFUCCT1M + 1.560%), 02/01/2033	9,869	0.0
8,106 (3)	5.998%, (RFUCCT6M + 1.373%), 09/01/2035	8,117	0.0
12,540 (3)	6.448%, (RFUCCT1Y + 1.662%), 02/01/2034	12,660	0.0
5,494 (3)	6.460%, (H15T1Y + 2.210%), 04/01/2032	5,586	0.0
43,412 (3)	6.471%, (RFUCCT1Y + 1.552%), 04/01/2035	43,974	0.0
105,438 (3)	6.534%, (RFUCCT1Y + 1.659%), 10/01/2035	107,285	0.0
16,023 (3)	6.675%, (RFUCCT1Y + 1.675%), 02/01/2035	16,340	0.0
205,034 (3)	6.692%, (H15T1Y + 1.805%), 08/01/2035	208,066	0.1
711 (3)	6.722%, (H15T1Y + 2.215%), 09/01/2031	718	0.0
51,442 (3)	7.175%, (H15T1Y + 2.175%), 10/01/2035	52,636	0.0
9,357 (3)	7.223%, (RFUCCT1Y + 1.473%), 08/01/2035	9,481	0.0
59,897 (3)	7.435%, (RFUCCT1Y + 1.810%), 09/01/2034	61,257	0.0
		604,247	0.1
	Government National Mortgage Association: 4.0%
3,478,755	2.500%, 08/20/2051	2,959,190	0.3
2,833,883	2.500%, 09/20/2051	2,410,626	0.3
1,468,840	2.500%, 11/20/2051	1,249,456	0.1
2,977,798	2.500%, 12/20/2051	2,533,031	0.3
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
4,750,196	2.500%, 03/20/2052	$4,040,697	0.4
4,042,392	2.500%, 04/20/2052	3,438,603	0.4
4,327,914	3.000%, 04/20/2045	3,895,496	0.4
778,059	3.000%, 11/20/2051	688,998	0.1
856,582	3.000%, 03/20/2052	757,177	0.1
1,590,544	3.500%, 07/20/2046	1,435,895	0.2
230,405	3.500%, 07/20/2047	213,047	0.0
2,133,996	3.500%, 01/20/2048	1,966,048	0.2
289,843	4.000%, 11/20/2040	277,324	0.0
521,029	4.000%, 03/20/2046	487,256	0.1
458,399	4.500%, 08/20/2041	455,091	0.1
212,253	4.500%, 01/20/2047	207,516	0.0
2,901	5.000%, 11/15/2035	2,913	0.0
3,717	5.000%, 11/15/2035	3,763	0.0
10,724	5.000%, 11/15/2035	10,767	0.0
12,106	5.000%, 06/15/2037	12,165	0.0
25,147	5.000%, 03/15/2038	25,197	0.0
42,022	5.000%, 03/15/2038	42,600	0.0
2,137	5.000%, 06/15/2038	2,147	0.0
712	5.000%, 09/15/2038	719	0.0
7,169	5.000%, 11/15/2038	7,200	0.0
25,165	5.000%, 11/15/2038	25,512	0.0
6,544	5.000%, 12/15/2038	6,634	0.0
33,571	5.000%, 12/15/2038	33,992	0.0
30,850	5.000%, 01/15/2039	31,275	0.0
60,753	5.000%, 01/15/2039	61,553	0.0
14,279	5.000%, 02/15/2039	14,348	0.0
32,651	5.000%, 02/15/2039	33,101	0.0
50,351	5.000%, 02/15/2039	50,963	0.0
1,344	5.000%, 03/15/2039	1,363	0.0
38,809	5.000%, 03/15/2039	38,998	0.0
41,305	5.000%, 03/15/2039	41,874	0.0
65,098	5.000%, 03/15/2039	65,994	0.0
39,055	5.000%, 04/15/2039	39,585	0.0
152	5.000%, 05/15/2039	153	0.0
25,396	5.000%, 05/15/2039	25,746	0.0
55,605	5.000%, 05/15/2039	56,371	0.0
34,553	5.000%, 07/15/2039	35,026	0.0
25,678	5.000%, 09/15/2039	25,918	0.0
6,625	5.000%, 11/15/2039	6,635	0.0
993	5.000%, 04/15/2040	1,004	0.0
6,000	5.000%, 06/15/2040	6,079	0.0
13,190	5.000%, 09/15/2040	13,370	0.0
26,293	5.000%, 10/15/2040	26,652	0.0
42,459	5.000%, 05/15/2042	42,697	0.0
141,888	5.000%, 02/20/2043	143,708	0.0
8,666,000 (5)	5.500%, 08/20/2055	8,666,000	1.0
		36,617,473	4.0
	Uniform Mortgage-Backed Securities: 12.2%
3,383,542	2.000%, 10/01/2050	2,702,127	0.3
832,511	2.000%, 11/01/2051	671,707	0.1
2,295,594	2.000%, 11/01/2051	1,848,732	0.2
4,305,474	2.000%, 12/01/2051	3,421,510	0.4
5,441,992	2.000%, 12/01/2051	4,352,260	0.5
1,584,899	2.000%, 02/01/2052	1,272,220	0.2
2,869,799	2.000%, 02/01/2052	2,307,018	0.3
2,763,448	2.000%, 03/01/2052	2,192,747	0.3
523,315	2.500%, 05/01/2030	507,125	0.1

See Accompanying Notes to Financial Statements

62

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
432,604	2.500%, 07/01/2030	$418,460	0.1
1,618,352	2.500%, 11/01/2051	1,351,551	0.2
3,092,678	2.500%, 12/01/2051	2,604,169	0.3
3,873,682	2.500%, 12/01/2051	3,264,765	0.4
2,092,716	2.500%, 02/01/2052	1,766,744	0.2
3,384,561	2.500%, 02/01/2052	2,843,056	0.3
3,455,328	2.500%, 02/01/2052	2,900,025	0.3
4,049,602	2.500%, 02/01/2052	3,399,630	0.4
5,322,920	2.500%, 02/01/2052	4,472,319	0.5
562,755	3.000%, 09/01/2030	550,200	0.1
619,892	3.000%, 08/01/2043	560,921	0.1
1,080,538	3.000%, 09/01/2043	976,836	0.1
2,461,142	3.000%, 08/01/2046	2,201,438	0.3
236,461	3.000%, 09/01/2046	210,191	0.0
1,947,171	3.000%, 02/01/2052	1,707,219	0.2
346,559	3.500%, 12/01/2041	325,765	0.1
58,666	3.500%, 08/01/2042	55,121	0.0
305,412	3.500%, 08/01/2042	281,030	0.0
239,903	3.500%, 10/01/2042	225,133	0.0
417,857	3.500%, 10/01/2042	392,131	0.1
185,347	3.500%, 03/01/2043	173,975	0.0
1,411,970	3.500%, 01/01/2046	1,307,216	0.2
2,290,921	3.500%, 02/01/2046	2,118,109	0.2
1,955,743	3.500%, 08/01/2046	1,804,570	0.2
1,716,973	3.500%, 09/01/2047	1,575,993	0.2
1,748,722	3.500%, 02/01/2052	1,585,408	0.2
917	4.000%, 05/01/2029	910	0.0
9,567	4.000%, 11/01/2030	9,508	0.0
5,298	4.000%, 02/01/2031	5,262	0.0
3,321	4.000%, 10/01/2031	3,298	0.0
157,282	4.000%, 07/01/2042	151,619	0.0
315,700	4.000%, 07/01/2042	304,792	0.1
1,278,360	4.000%, 07/01/2042	1,233,523	0.2
117,867	4.000%, 08/01/2042	114,939	0.0
1,111,260	4.000%, 08/01/2043	1,070,676	0.1
1,753,373	4.000%, 09/01/2043	1,689,702	0.2
60,332	4.000%, 10/01/2043	57,992	0.0
130,952	4.000%, 10/01/2043	125,750	0.0
321,623	4.000%, 06/01/2045	305,235	0.1
658,691	4.000%, 07/01/2045	625,249	0.1
1,278,083	4.000%, 07/01/2045	1,212,058	0.1
2,428,363	4.000%, 02/01/2046	2,304,130	0.3
473,253	4.000%, 06/01/2047	450,188	0.1
60,420	4.000%, 03/01/2048	57,179	0.0
265,528	4.000%, 03/01/2048	251,544	0.0
1,990,195	4.000%, 09/01/2048	1,879,375	0.2
289	4.500%, 10/01/2025	288	0.0
3,476	4.500%, 07/01/2026	3,466	0.0
115,305	4.500%, 04/01/2029	115,539	0.0
1,817	4.500%, 06/01/2029	1,817	0.0
21,880	4.500%, 06/01/2029	21,859	0.0
22,731	4.500%, 07/01/2029	22,736	0.0
555	4.500%, 10/01/2029	555	0.0
3,872	4.500%, 06/01/2030	3,868	0.0
135,518	4.500%, 10/01/2030	136,058	0.0
23,873	4.500%, 02/01/2031	23,869	0.0
20,216	4.500%, 05/01/2031	20,294	0.0
17,555	4.500%, 10/01/2033	17,503	0.0
7,814	4.500%, 01/01/2034	7,770	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
1,234	4.500%, 07/01/2034	$1,223	0.0
2,438	4.500%, 09/01/2035	2,412	0.0
13,425	4.500%, 09/01/2035	13,396	0.0
17,139	4.500%, 11/01/2035	17,068	0.0
104,440	4.500%, 02/01/2036	102,846	0.0
34,960	4.500%, 01/01/2037	34,899	0.0
17,854	4.500%, 09/01/2037	17,777	0.0
1,366	4.500%, 02/01/2038	1,364	0.0
9,938	4.500%, 01/01/2039	9,920	0.0
16,392	4.500%, 02/01/2039	16,364	0.0
7,676	4.500%, 04/01/2039	7,667	0.0
21,995	4.500%, 04/01/2039	21,957	0.0
40,974	4.500%, 04/01/2039	40,580	0.0
169	4.500%, 05/01/2039	168	0.0
2,301	4.500%, 05/01/2039	2,297	0.0
7,152	4.500%, 05/01/2039	7,139	0.0
37,766	4.500%, 05/01/2039	37,681	0.0
42,663	4.500%, 05/01/2039	42,589	0.0
46,415	4.500%, 05/01/2039	46,335	0.0
481,378	4.500%, 05/01/2039	480,547	0.1
3,925	4.500%, 06/01/2039	3,916	0.0
58,932	4.500%, 06/01/2039	58,830	0.0
8,527	4.500%, 07/01/2039	8,513	0.0
13,169	4.500%, 07/01/2039	13,166	0.0
28,335	4.500%, 07/01/2039	28,304	0.0
28,613	4.500%, 08/01/2039	28,563	0.0
32,426	4.500%, 08/01/2039	32,106	0.0
57,285	4.500%, 08/01/2039	57,186	0.0
107,897	4.500%, 08/01/2039	107,711	0.0
102,664	4.500%, 09/01/2039	101,651	0.0
88,947	4.500%, 10/01/2039	88,793	0.0
5,695	4.500%, 11/01/2039	5,684	0.0
51,250	4.500%, 11/01/2039	51,114	0.0
2,862	4.500%, 12/01/2039	2,857	0.0
5,967	4.500%, 12/01/2039	5,943	0.0
3,018	4.500%, 01/01/2040	3,011	0.0
192,925	4.500%, 01/01/2040	192,170	0.0
47,370	4.500%, 02/01/2040	47,269	0.0
91,573	4.500%, 02/01/2040	91,377	0.0
28,814	4.500%, 04/01/2040	28,759	0.0
275,988	4.500%, 04/01/2040	275,369	0.0
30,489	4.500%, 05/01/2040	30,417	0.0
121,362	4.500%, 05/01/2040	121,413	0.0
1,863	4.500%, 06/01/2040	1,857	0.0
18,810	4.500%, 06/01/2040	18,766	0.0
32,821	4.500%, 06/01/2040	32,744	0.0
59,777	4.500%, 06/01/2040	59,637	0.0
156,520	4.500%, 06/01/2040	156,169	0.0
8,436	4.500%, 07/01/2040	8,393	0.0
43,878	4.500%, 07/01/2040	43,757	0.0
66,406	4.500%, 07/01/2040	66,257	0.0
1,150	4.500%, 08/01/2040	1,147	0.0
2,758	4.500%, 08/01/2040	2,741	0.0
15,556	4.500%, 08/01/2040	15,477	0.0
17,265	4.500%, 08/01/2040	17,213	0.0
37,283	4.500%, 08/01/2040	37,176	0.0
38,803	4.500%, 08/01/2040	38,688	0.0
40,382	4.500%, 08/01/2040	39,652	0.0
5,593	4.500%, 09/01/2040	5,577	0.0

See Accompanying Notes to Financial Statements

63

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
9,607	4.500%, 09/01/2040	$9,573	0.0
11,371	4.500%, 09/01/2040	11,201	0.0
14,239	4.500%, 09/01/2040	14,162	0.0
14,983	4.500%, 09/01/2040	14,930	0.0
68,161	4.500%, 09/01/2040	67,609	0.0
115,350	4.500%, 09/01/2040	115,056	0.0
13,865	4.500%, 10/01/2040	13,790	0.0
16,354	4.500%, 10/01/2040	16,306	0.0
50,773	4.500%, 10/01/2040	49,509	0.0
67,141	4.500%, 10/01/2040	66,990	0.0
97,183	4.500%, 10/01/2040	97,015	0.0
23,695	4.500%, 11/01/2040	23,625	0.0
28,499	4.500%, 11/01/2040	28,406	0.0
109,533	4.500%, 11/01/2040	107,047	0.0
203,430	4.500%, 11/01/2040	202,514	0.0
593,746	4.500%, 11/01/2040	592,293	0.1
1,611	4.500%, 12/01/2040	1,608	0.0
10,487	4.500%, 12/01/2040	10,384	0.0
13,270	4.500%, 12/01/2040	13,237	0.0
13,550	4.500%, 12/01/2040	13,497	0.0
19,928	4.500%, 12/01/2040	19,883	0.0
26,082	4.500%, 12/01/2040	25,988	0.0
62,812	4.500%, 12/01/2040	62,471	0.0
64,212	4.500%, 12/01/2040	63,692	0.0
118,511	4.500%, 12/01/2040	118,185	0.0
10,564	4.500%, 01/01/2041	10,510	0.0
24,418	4.500%, 01/01/2041	24,338	0.0
75,051	4.500%, 01/01/2041	74,181	0.0
136,063	4.500%, 01/01/2041	135,157	0.0
238,143	4.500%, 01/01/2041	236,998	0.0
12,550	4.500%, 02/01/2041	12,506	0.0
31,002	4.500%, 02/01/2041	30,916	0.0
42,395	4.500%, 02/01/2041	42,217	0.0
43,263	4.500%, 02/01/2041	43,095	0.0
50,130	4.500%, 02/01/2041	49,154	0.0
2,362	4.500%, 03/01/2041	2,355	0.0
10,240	4.500%, 03/01/2041	9,858	0.0
11,521	4.500%, 03/01/2041	11,480	0.0
14,617	4.500%, 03/01/2041	14,551	0.0
22,503	4.500%, 03/01/2041	22,464	0.0
30,200	4.500%, 03/01/2041	30,110	0.0
48,066	4.500%, 03/01/2041	47,938	0.0
62,838	4.500%, 03/01/2041	62,729	0.0
104,181	4.500%, 03/01/2041	102,870	0.0
3,128	4.500%, 04/01/2041	3,105	0.0
13,877	4.500%, 04/01/2041	13,691	0.0
22,037	4.500%, 04/01/2041	21,965	0.0
65,900	4.500%, 04/01/2041	64,530	0.0
124,343	4.500%, 04/01/2041	123,744	0.0
220,811	4.500%, 04/01/2041	219,681	0.0
2,034	4.500%, 05/01/2041	2,023	0.0
2,631	4.500%, 05/01/2041	2,627	0.0
9,305	4.500%, 05/01/2041	9,275	0.0
10,202	4.500%, 05/01/2041	10,061	0.0
15,280	4.500%, 05/01/2041	15,202	0.0
119,924	4.500%, 05/01/2041	118,348	0.0
128,100	4.500%, 05/01/2041	126,441	0.0
147,086	4.500%, 05/01/2041	146,106	0.0
232,539	4.500%, 05/01/2041	231,062	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
8,062	4.500%, 06/01/2041	$8,025	0.0
43,382	4.500%, 06/01/2041	42,874	0.0
158,901	4.500%, 06/01/2041	157,270	0.0
1,183	4.500%, 07/01/2041	1,167	0.0
2,289	4.500%, 07/01/2041	2,276	0.0
6,657	4.500%, 07/01/2041	6,617	0.0
13,697	4.500%, 07/01/2041	13,638	0.0
29,401	4.500%, 07/01/2041	28,842	0.0
54,520	4.500%, 07/01/2041	54,117	0.0
108,936	4.500%, 07/01/2041	108,277	0.0
10,415	4.500%, 08/01/2041	10,365	0.0
19,251	4.500%, 08/01/2041	18,776	0.0
34,527	4.500%, 08/01/2041	33,798	0.0
54,883	4.500%, 08/01/2041	54,534	0.0
72,954	4.500%, 08/01/2041	72,648	0.0
97,979	4.500%, 08/01/2041	96,967	0.0
115,623	4.500%, 08/01/2041	112,898	0.0
142,362	4.500%, 08/01/2041	140,799	0.0
2,893	4.500%, 09/01/2041	2,875	0.0
7,528	4.500%, 09/01/2041	7,491	0.0
39,491	4.500%, 09/01/2041	39,114	0.0
340,892	4.500%, 09/01/2041	337,885	0.1
12,356	4.500%, 10/01/2041	12,328	0.0
20,374	4.500%, 10/01/2041	20,194	0.0
39,520	4.500%, 10/01/2041	38,701	0.0
76,155	4.500%, 10/01/2041	75,695	0.0
95,488	4.500%, 10/01/2041	95,215	0.0
164,295	4.500%, 10/01/2041	163,842	0.0
352,335	4.500%, 10/01/2041	347,704	0.1
769,990	4.500%, 10/01/2041	758,762	0.1
2,046	4.500%, 11/01/2041	2,037	0.0
164,355	4.500%, 11/01/2041	163,412	0.0
158,365	4.500%, 12/01/2041	154,674	0.0
378,067	4.500%, 12/01/2041	374,460	0.1
6,767	4.500%, 01/01/2042	6,752	0.0
9,075	4.500%, 01/01/2042	8,999	0.0
16,292	4.500%, 01/01/2042	16,102	0.0
30,360	4.500%, 03/01/2042	29,895	0.0
24,716	4.500%, 04/01/2042	24,048	0.0
9,954	4.500%, 06/01/2042	9,830	0.0
3,910	4.500%, 08/01/2042	3,898	0.0
3,744	4.500%, 09/01/2042	3,643	0.0
5,970	4.500%, 01/01/2043	5,812	0.0
3,565	4.500%, 12/01/2043	3,507	0.0
39,536	4.500%, 04/01/2047	38,637	0.0
19,258	4.500%, 05/01/2047	18,765	0.0
44,476	4.500%, 06/01/2047	43,330	0.0
64,395	4.500%, 06/01/2047	62,756	0.0
59,986	4.500%, 07/01/2047	58,771	0.0
205,926	4.500%, 07/01/2047	200,491	0.0
15,319	4.500%, 08/01/2047	14,906	0.0
5,943,122	4.500%, 12/01/2054	5,689,890	0.6
2,060	5.000%, 04/01/2026	2,054	0.0
1,917	5.000%, 05/01/2026	1,911	0.0
2,613	5.000%, 08/01/2027	2,612	0.0
3,262	5.000%, 04/01/2028	3,276	0.0
3,999,468	5.000%, 05/01/2042	4,065,374	0.5
547,674	5.000%, 09/01/2052	539,711	0.1
305	5.500%, 07/01/2026	305	0.0

See Accompanying Notes to Financial Statements

64

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
845	5.500%, 12/01/2027	$852	0.0
5,524	5.500%, 04/01/2028	5,560	0.0
1,502	5.500%, 08/01/2028	1,517	0.0
2,119	5.500%, 01/01/2029	2,143	0.0
21,519	5.500%, 10/01/2029	21,838	0.0
19,087	5.500%, 04/01/2033	19,354	0.0
9,548	5.500%, 10/01/2033	9,790	0.0
387	5.500%, 11/01/2033	399	0.0
1,708	5.500%, 11/01/2033	1,742	0.0
2,603	5.500%, 11/01/2033	2,641	0.0
3,160	5.500%, 11/01/2033	3,201	0.0
519	5.500%, 12/01/2033	526	0.0
8,307	5.500%, 12/01/2033	8,527	0.0
21,227	5.500%, 12/01/2033	21,536	0.0
47,024	5.500%, 12/01/2033	48,198	0.0
145,739	5.500%, 12/01/2033	147,759	0.0
128	5.500%, 01/01/2034	131	0.0
2,692	5.500%, 01/01/2034	2,716	0.0
6,978	5.500%, 01/01/2034	7,165	0.0
11,484	5.500%, 01/01/2034	11,517	0.0
52,139	5.500%, 01/01/2034	53,459	0.0
2,163	5.500%, 06/01/2034	2,221	0.0
3,641	5.500%, 11/01/2034	3,685	0.0
20,114	5.500%, 11/01/2034	20,670	0.0
414	5.500%, 12/01/2034	427	0.0
5,954	5.500%, 01/01/2035	6,121	0.0
13,173	5.500%, 01/01/2035	13,526	0.0
17,909	5.500%, 01/01/2035	18,158	0.0
5,152	5.500%, 02/01/2035	5,303	0.0
3,977	5.500%, 07/01/2035	4,094	0.0
334,085	5.500%, 08/01/2035	344,560	0.1
1,401	5.500%, 10/01/2035	1,467	0.0
255	5.500%, 11/01/2035	261	0.0
23,175	5.500%, 11/01/2035	23,857	0.0
325	5.500%, 12/01/2035	335	0.0
330	5.500%, 12/01/2035	335	0.0
6,048	5.500%, 12/01/2035	6,245	0.0
47,708	5.500%, 12/01/2035	49,264	0.0
4,321	5.500%, 01/01/2036	4,462	0.0
34,044	5.500%, 01/01/2036	35,154	0.0
349	5.500%, 02/01/2036	354	0.0
5,072	5.500%, 04/01/2036	5,238	0.0
301	5.500%, 08/01/2036	311	0.0
20,002	5.500%, 09/01/2036	20,563	0.0
32,402	5.500%, 09/01/2036	33,378	0.0
520	5.500%, 12/01/2036	537	0.0
812	5.500%, 12/01/2036	835	0.0
56,356	5.500%, 12/01/2036	58,103	0.0
57,466	5.500%, 12/01/2036	59,306	0.0
5,121	5.500%, 01/01/2037	5,281	0.0
27,002	5.500%, 01/01/2037	27,861	0.0
46,820	5.500%, 02/01/2037	48,291	0.0
118,437	5.500%, 03/01/2037	121,395	0.0
5,499	5.500%, 04/01/2037	5,669	0.0
387	5.500%, 05/01/2037	399	0.0
1,132	5.500%, 05/01/2037	1,154	0.0
6,179	5.500%, 05/01/2037	6,365	0.0
11,353	5.500%, 05/01/2037	11,702	0.0
10,609	5.500%, 06/01/2037	10,908	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
26,546	5.500%, 06/01/2037	$27,289	0.0
13,069	5.500%, 07/01/2037	13,346	0.0
6,581	5.500%, 08/01/2037	6,790	0.0
17,867	5.500%, 08/01/2037	18,449	0.0
21,012	5.500%, 08/01/2037	21,638	0.0
49,163	5.500%, 09/01/2037	50,667	0.0
260	5.500%, 11/01/2037	267	0.0
169,866	5.500%, 01/01/2038	174,856	0.0
342	5.500%, 02/01/2038	351	0.0
532	5.500%, 02/01/2038	547	0.0
3,303	5.500%, 03/01/2038	3,379	0.0
163,048	5.500%, 03/01/2038	167,372	0.0
217	5.500%, 04/01/2038	222	0.0
7,588	5.500%, 04/01/2038	7,759	0.0
25,389	5.500%, 04/01/2038	26,032	0.0
1,348	5.500%, 05/01/2038	1,386	0.0
3,989	5.500%, 05/01/2038	4,100	0.0
46,652	5.500%, 05/01/2038	47,566	0.0
10,393	5.500%, 06/01/2038	10,656	0.0
37,848	5.500%, 06/01/2038	38,991	0.0
187	5.500%, 07/01/2038	193	0.0
18,958	5.500%, 07/01/2038	19,461	0.0
21,990	5.500%, 07/01/2038	22,671	0.0
22,952	5.500%, 07/01/2038	23,532	0.0
4,750	5.500%, 08/01/2038	4,905	0.0
10,284	5.500%, 08/01/2038	10,545	0.0
32,637	5.500%, 08/01/2038	33,462	0.0
24,295	5.500%, 11/01/2038	25,117	0.0
85,236	5.500%, 11/01/2038	87,566	0.0
102	5.500%, 12/01/2038	104	0.0
15,638	5.500%, 12/01/2038	16,110	0.0
23,951	5.500%, 01/01/2039	24,688	0.0
45,528	5.500%, 01/01/2039	46,930	0.0
152,855	5.500%, 01/01/2039	157,407	0.0
9,407	5.500%, 03/01/2039	9,672	0.0
79,696	5.500%, 06/01/2039	82,069	0.0
140,671	5.500%, 06/01/2039	145,089	0.0
7,923	5.500%, 07/01/2041	8,124	0.0
151,380	5.500%, 09/01/2041	155,832	0.0
5,471,764	5.500%, 02/01/2054	5,476,487	0.6
5,094,000 (5)	5.500%, 08/15/2055	5,089,452	0.6
22,348	6.000%, 11/01/2028	22,709	0.0
153	6.000%, 04/01/2031	159	0.0
162	6.000%, 01/01/2032	164	0.0
267	6.000%, 11/01/2032	273	0.0
389	6.000%, 11/01/2032	395	0.0
20,492	6.000%, 01/01/2033	21,186	0.0
1,579	6.000%, 09/01/2033	1,636	0.0
281	6.000%, 01/01/2034	291	0.0
8,804	6.000%, 06/01/2035	8,948	0.0
2,359	6.000%, 07/01/2035	2,431	0.0
3,890	6.000%, 07/01/2035	3,982	0.0
4,662	6.000%, 07/01/2035	4,833	0.0
5,336	6.000%, 07/01/2035	5,585	0.0
303	6.000%, 10/01/2035	311	0.0
765	6.000%, 10/01/2035	777	0.0
22,901	6.000%, 11/01/2035	23,755	0.0
1,875	6.000%, 12/01/2035	1,930	0.0
20,673	6.000%, 12/01/2035	21,674	0.0

See Accompanying Notes to Financial Statements

65

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
3,194	6.000%, 01/01/2036	$3,311	0.0
13,389	6.000%, 02/01/2036	14,043	0.0
23,554	6.000%, 02/01/2036	24,704	0.0
5,115	6.000%, 03/01/2036	5,274	0.0
15,207	6.000%, 03/01/2036	15,948	0.0
9,472	6.000%, 04/01/2036	9,904	0.0
20,289	6.000%, 04/01/2036	21,280	0.0
6,017	6.000%, 05/01/2036	6,151	0.0
284	6.000%, 06/01/2036	297	0.0
1,556	6.000%, 06/01/2036	1,603	0.0
1,029	6.000%, 07/01/2036	1,064	0.0
1,191	6.000%, 07/01/2036	1,221	0.0
8,583	6.000%, 07/01/2036	8,897	0.0
30,270	6.000%, 07/01/2036	31,748	0.0
1,174	6.000%, 08/01/2036	1,215	0.0
1,757	6.000%, 08/01/2036	1,842	0.0
9,425	6.000%, 08/01/2036	9,885	0.0
10,428	6.000%, 08/01/2036	10,814	0.0
63,343	6.000%, 08/01/2036	65,664	0.0
67	6.000%, 09/01/2036	69	0.0
5,514	6.000%, 09/01/2036	5,683	0.0
6,179	6.000%, 09/01/2036	6,480	0.0
10,176	6.000%, 09/01/2036	10,583	0.0
10,669	6.000%, 09/01/2036	11,035	0.0
25,427	6.000%, 09/01/2036	26,665	0.0
48,077	6.000%, 09/01/2036	49,478	0.0
1,965	6.000%, 10/01/2036	2,023	0.0
6,583	6.000%, 10/01/2036	6,785	0.0
8,029	6.000%, 10/01/2036	8,421	0.0
16,470	6.000%, 10/01/2036	17,300	0.0
20,174	6.000%, 10/01/2036	21,095	0.0
20,422	6.000%, 10/01/2036	21,355	0.0
6,053	6.000%, 11/01/2036	6,303	0.0
17,747	6.000%, 11/01/2036	18,615	0.0
1,100	6.000%, 12/01/2036	1,141	0.0
1,711	6.000%, 12/01/2036	1,739	0.0
1,709	6.000%, 12/01/2036	1,793	0.0
9,161	6.000%, 12/01/2036	9,428	0.0
19,058	6.000%, 12/01/2036	19,988	0.0
179	6.000%, 01/01/2037	185	0.0
309	6.000%, 01/01/2037	324	0.0
4,279	6.000%, 01/01/2037	4,474	0.0
9,179	6.000%, 01/01/2037	9,383	0.0
6,610	6.000%, 02/01/2037	6,882	0.0
7,315	6.000%, 02/01/2037	7,672	0.0
43,990	6.000%, 02/01/2037	46,000	0.0
321	6.000%, 03/01/2037	331	0.0
3,987	6.000%, 03/01/2037	4,125	0.0
3,984	6.000%, 03/01/2037	4,178	0.0
5,678	6.000%, 03/01/2037	5,853	0.0
8,460	6.000%, 03/01/2037	8,873	0.0
38,359	6.000%, 03/01/2037	39,814	0.0
566	6.000%, 04/01/2037	585	0.0
642	6.000%, 04/01/2037	662	0.0
893	6.000%, 04/01/2037	937	0.0
1,793	6.000%, 04/01/2037	1,871	0.0
3,661	6.000%, 04/01/2037	3,823	0.0
4,477	6.000%, 04/01/2037	4,616	0.0
8,018	6.000%, 04/01/2037	8,409	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
11,624	6.000%, 04/01/2037	$12,191	0.0
11,896	6.000%, 04/01/2037	12,332	0.0
18,246	6.000%, 04/01/2037	18,876	0.0
23,766	6.000%, 04/01/2037	24,403	0.0
31,894	6.000%, 04/01/2037	33,439	0.0
52,670	6.000%, 04/01/2037	55,243	0.0
480	6.000%, 05/01/2037	488	0.0
4,190	6.000%, 05/01/2037	4,381	0.0
4,879	6.000%, 05/01/2037	5,023	0.0
6,368	6.000%, 05/01/2037	6,554	0.0
8,684	6.000%, 05/01/2037	9,107	0.0
9,383	6.000%, 05/01/2037	9,600	0.0
9,772	6.000%, 05/01/2037	10,072	0.0
11,419	6.000%, 05/01/2037	11,752	0.0
17,445	6.000%, 05/01/2037	18,242	0.0
40,432	6.000%, 05/01/2037	42,407	0.0
2,563	6.000%, 06/01/2037	2,687	0.0
3,206	6.000%, 06/01/2037	3,324	0.0
3,316	6.000%, 06/01/2037	3,478	0.0
4,273	6.000%, 06/01/2037	4,390	0.0
20,902	6.000%, 06/01/2037	21,410	0.0
27,784	6.000%, 06/01/2037	29,054	0.0
2,012	6.000%, 07/01/2037	2,104	0.0
3,444	6.000%, 07/01/2037	3,621	0.0
3,665	6.000%, 07/01/2037	3,872	0.0
4,643	6.000%, 07/01/2037	4,779	0.0
5,624	6.000%, 07/01/2037	5,830	0.0
10,955	6.000%, 07/01/2037	11,357	0.0
27,443	6.000%, 07/01/2037	28,450	0.0
27,527	6.000%, 07/01/2037	28,873	0.0
2,099	6.000%, 08/01/2037	2,195	0.0
4,949	6.000%, 08/01/2037	5,131	0.0
7,419	6.000%, 08/01/2037	7,747	0.0
7,632	6.000%, 08/01/2037	7,856	0.0
14,897	6.000%, 08/01/2037	15,412	0.0
22,682	6.000%, 08/01/2037	23,791	0.0
29,182	6.000%, 08/01/2037	30,032	0.0
452	6.000%, 09/01/2037	465	0.0
1,140	6.000%, 09/01/2037	1,196	0.0
4,548	6.000%, 09/01/2037	4,669	0.0
7,598	6.000%, 09/01/2037	7,969	0.0
41,043	6.000%, 09/01/2037	42,860	0.0
413	6.000%, 10/01/2037	426	0.0
15,463	6.000%, 10/01/2037	16,219	0.0
540	6.000%, 11/01/2037	567	0.0
17,809	6.000%, 11/01/2037	18,680	0.0
25,682	6.000%, 11/01/2037	26,937	0.0
738	6.000%, 12/01/2037	772	0.0
15,028	6.000%, 12/01/2037	15,715	0.0
27,240	6.000%, 12/01/2037	27,837	0.0
30,180	6.000%, 12/01/2037	31,655	0.0
14,267	6.000%, 02/01/2038	14,965	0.0
49,546	6.000%, 02/01/2038	51,559	0.0
67,653	6.000%, 02/01/2038	70,961	0.0
580	6.000%, 03/01/2038	603	0.0
3,405	6.000%, 03/01/2038	3,502	0.0
15,025	6.000%, 03/01/2038	15,760	0.0
1,693	6.000%, 05/01/2038	1,776	0.0
40,605	6.000%, 05/01/2038	42,590	0.0

See Accompanying Notes to Financial Statements

66

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
5,571	6.000%, 06/01/2038	$5,843	0.0
21,252	6.000%, 07/01/2038	22,292	0.0
34,405	6.000%, 07/01/2038	35,522	0.0
622	6.000%, 08/01/2038	653	0.0
2,870	6.000%, 09/01/2038	2,972	0.0
3,575	6.000%, 09/01/2038	3,750	0.0
11,708	6.000%, 09/01/2038	12,280	0.0
12,807	6.000%, 09/01/2038	13,300	0.0
315	6.000%, 10/01/2038	323	0.0
509	6.000%, 10/01/2038	527	0.0
6,405	6.000%, 10/01/2038	6,718	0.0
7,098	6.000%, 10/01/2038	7,445	0.0
10,267	6.000%, 10/01/2038	10,568	0.0
15,739	6.000%, 10/01/2038	16,508	0.0
357	6.000%, 11/01/2038	373	0.0
982	6.000%, 11/01/2038	1,013	0.0
40,062	6.000%, 11/01/2038	41,222	0.0
719	6.000%, 12/01/2038	745	0.0
9,937	6.000%, 12/01/2038	10,347	0.0
34,309	6.000%, 12/01/2038	35,986	0.0
684	6.000%, 10/01/2039	718	0.0
8,911	6.000%, 10/01/2039	9,346	0.0
8,399	6.000%, 04/01/2040	8,810	0.0
67,387	6.000%, 09/01/2040	69,659	0.0
88,062	6.000%, 10/01/2040	92,367	0.0
1,936,630	6.000%, 07/01/2054	1,969,957	0.2
2,591,000 (5)	6.000%, 08/01/2055	2,630,649	0.3
8	6.500%, 04/01/2027	8	0.0
3,732	6.500%, 01/01/2032	3,857	0.0
3,071	6.500%, 04/01/2032	3,194	0.0
2,609	6.500%, 10/01/2032	2,695	0.0
5,480	6.500%, 10/01/2032	5,661	0.0
2,592	6.500%, 03/01/2038	2,748	0.0
2	7.000%, 08/01/2025	2	0.0
214	7.000%, 12/01/2027	225	0.0
126,876	7.000%, 03/01/2038	134,279	0.0
3,036	7.500%, 09/01/2031	3,137	0.0
		111,886,595	12.2
	Total U.S. Government Agency Obligations (Cost $187,273,572)	175,295,336	19.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 15.5%
596,464 (3)	Alternative Loan Trust 2005-53T2 2A6, 4.934%, (TSFR1M + 0.614%), 11/25/2035	305,127	0.0
845,558	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	581,254	0.1
166,458 (3)(6)	Alternative Loan Trust 2005-J3 2A2, 0.566%, (-1.000*TSFR1M + 4.886%), 05/25/2035	7,194	0.0
1,023,092	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	461,078	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,436,447 (3)	Alternative Loan Trust 2007-23CB A3, 4.934%, (TSFR1M + 0.614%), 09/25/2037	$514,319	0.1
64,325	Banc of America Funding Trust 2007-8 4A1, 6.000%, 08/25/2037	53,056	0.0
224,858 (3)	Bear Stearns ALT-A Trust 2005-10 22A1, 5.207%, 01/25/2036	213,097	0.0
121,920 (3)	Bear Stearns ALT-A Trust 2005-4 23A1, 5.467%, 05/25/2035	116,477	0.0
680,819 (3)	Bear Stearns ALT-A Trust 2006-6 31A1, 4.608%, 11/25/2036	392,698	0.0
783,067 (3)	Bear Stearns ALT-A Trust 2006-6 32A1, 4.607%, 11/25/2036	402,202	0.1
620 (3)	Bear Stearns ARM Trust 2005-12 13A1, 4.725%, 02/25/2036	446	0.0
51,836 (3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 5.062%, 01/26/2036	36,915	0.0
1,519,185 (1)(3)	Chase Home Lending Mortgage Trust 2024-8 A9A, 5.500%, 08/25/2055	1,503,027	0.2
31,064 (3)	Chase Mortgage Finance Trust Series 2005-A1 1A1, 4.745%, 12/25/2035	28,052	0.0
5,681 (3)	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 5.395%, 02/20/2035	5,744	0.0
9,289 (3)	CHL Mortgage Pass-Through Trust 2005-2 2A3, 5.114%, (TSFR1M + 0.794%), 03/25/2035	8,776	0.0
359,418	Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	334,479	0.0
12,009 (3)	Citigroup Mortgage Loan Trust 2005-3 2A2A, 5.988%, 08/25/2035	11,412	0.0
553,301	Citigroup Mortgage Loan Trust 2005-8 3A1, 5.500%, 09/25/2035	563,686	0.1
519,178 (3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.783%, 09/25/2037	479,140	0.1

See Accompanying Notes to Financial Statements

67

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
326,987 (1)(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	$320,389	0.0
151,842	CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	135,935	0.0
800,000 (1)(3)	Connecticut Avenue Securities Trust 2020-SBT1 1M2, 8.070%, (SOFR30A + 3.764%), 02/25/2040	831,785	0.1
3,600,000 (1)(3)	Connecticut Avenue Securities Trust 2022-R01 1B1, 7.455%, (SOFR30A + 3.150%), 12/25/2041	3,698,238	0.4
70,768 (3)	DSLA Mortgage Loan Trust 2004-AR3 2A1, 5.274%, 07/19/2044	67,002	0.0
210,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2020-R01 1B1, 7.670%, (SOFR30A + 3.364%), 01/25/2040	215,365	0.0
1,500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2021-R01 1B1, 7.405%, (SOFR30A + 3.100%), 10/25/2041	1,537,261	0.2
1,500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2021-R03 1B1, 7.055%, (SOFR30A + 2.750%), 12/25/2041	1,532,771	0.2
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2022-R08 1B1, 9.905%, (SOFR30A + 5.600%), 07/25/2042	1,079,088	0.1
2,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R04 1B1, 9.656%, (SOFR30A + 5.350%), 05/25/2043	2,189,436	0.2
700,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R07 2M2, 7.556%, (SOFR30A + 3.250%), 09/25/2043	729,562	0.1
2,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2024-R06 1B1, 6.355%, (SOFR30A + 2.050%), 09/25/2044	2,014,656	0.2
500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2025-R02 1B1, 6.256%, (SOFR30A + 1.950%), 02/25/2045	500,567	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2025-R03 2M2, 6.555%, (SOFR30A + 2.250%), 03/25/2045	$1,017,486	0.1
1,966,837 (6)	Fannie Mae Interest Strip 409 C29, 5.000%, 04/25/2042	381,619	0.0
165,558 (6)	Fannie Mae Interest Strip 418 10, 4.000%, 08/25/2043	27,941	0.0
163,752 (6)	Fannie Mae Interest Strip 418 15, 3.500%, 08/25/2043	24,918	0.0
1,525,861 (6)	Fannie Mae Interest Strip 421 C11, 6.500%, 05/25/2039	246,492	0.0
59,794	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	60,725	0.0
2,065 (3)	Fannie Mae REMIC Trust 2002-21 FC, 5.320%, (SOFR30A + 1.014%), 04/25/2032	2,071	0.0
301,220 (6)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	45,803	0.0
9,541 (3)	Fannie Mae REMIC Trust 2004-11 A, 4.556%, (SOFR30A + 0.234%), 03/25/2034	9,525	0.0
154,278	Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	159,869	0.0
1,323,662 (3)(6)	Fannie Mae REMIC Trust 2005-66 SY, 2.280%, (-1.000*SOFR30A + 6.586%), 07/25/2035	111,245	0.0
103,497 (3)	Fannie Mae REMIC Trust 2005-74 DK, 6.321%, (-1.000*SOFR30A + 23.542%), 07/25/2035	106,766	0.0
1,529,818 (3)(6)	Fannie Mae REMIC Trust 2005-92 SC, 2.260%, (-1.000*SOFR30A + 6.566%), 10/25/2035	123,810	0.0
75,203	Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	78,125	0.0
319,758 (3)	Fannie Mae REMIC Trust 2006-104 ES, 11.352%, (-1.000*SOFR30A + 32.878%), 11/25/2036	424,832	0.1

See Accompanying Notes to Financial Statements

68

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,283,184 (3)(6)	Fannie Mae REMIC Trust 2006-12 SD, 2.330%, (-1.000*SOFR30A + 6.636%), 10/25/2035	$83,125	0.0
1,760,219 (3)(6)	Fannie Mae REMIC Trust 2006-120 QD, 0.280%, (-1.000*SOFR30A + 4.586%), 10/25/2036	39,648	0.0
951,619 (3)(6)	Fannie Mae REMIC Trust 2006-123 UI, 2.320%, (-1.000*SOFR30A + 6.626%), 01/25/2037	90,883	0.0
932,307 (3)(6)	Fannie Mae REMIC Trust 2006-59 XS, 2.780%, (-1.000*SOFR30A + 7.086%), 07/25/2036	76,065	0.0
29,189 (3)(6)	Fannie Mae REMIC Trust 2006-72 HS, 2.280%, (-1.000*SOFR30A + 6.586%), 08/25/2026	325	0.0
1,142,195 (3)(6)	Fannie Mae REMIC Trust 2007-53 SX, 1.680%, (-1.000*SOFR30A + 5.986%), 06/25/2037	92,918	0.0
249,339 (3)	Fannie Mae REMIC Trust 2007-73 A1, 4.807%, (SOFR30A + 0.174%), 07/25/2037	244,939	0.0
149,304 (3)	Fannie Mae REMIC Trust 2008-20 SP, 4.451%, (-1.000*SOFR30A + 15.214%), 03/25/2038	149,335	0.0
774,790	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	776,684	0.1
2,760,967 (3)(6)	Fannie Mae REMIC Trust 2010-102 SB, 2.180%, (-1.000*SOFR30A + 6.486%), 09/25/2040	291,034	0.0
3,209,570 (6)	Fannie Mae REMIC Trust 2010-112 PI, 6.000%, 10/25/2040	622,965	0.1
854,782 (3)(6)	Fannie Mae REMIC Trust 2010-116 SE, 2.180%, (-1.000*SOFR30A + 6.486%), 10/25/2040	75,145	0.0
2,206,110 (3)(6)	Fannie Mae REMIC Trust 2010-123 SL, 1.650%, (-1.000*SOFR30A + 5.956%), 11/25/2040	160,185	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,100,614 (3)(6)	Fannie Mae REMIC Trust 2010-139 SA, 1.610%, (-1.000*SOFR30A + 5.916%), 12/25/2040	$603,696	0.1
1,476,329 (3)(6)	Fannie Mae REMIC Trust 2010-55 AS, 2.000%, (-1.000*SOFR30A + 6.306%), 06/25/2040	134,634	0.0
2,645,949	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	2,724,522	0.3
162,426	Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	163,976	0.0
412,935	Fannie Mae REMIC Trust 2011-10 ZC, 5.000%, 02/25/2041	416,861	0.1
37,748	Fannie Mae REMIC Trust 2011-127 UY, 3.500%, 12/25/2041	35,764	0.0
1,000,000	Fannie Mae REMIC Trust 2011-128 KB, 4.500%, 12/25/2041	985,489	0.1
710,585 (3)(6)	Fannie Mae REMIC Trust 2011-149 ES, 1.580%, (-1.000*SOFR30A + 5.886%), 07/25/2041	28,397	0.0
540,618 (6)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	54,492	0.0
255,872 (3)(6)	Fannie Mae REMIC Trust 2012-10 US, 2.030%, (-1.000*SOFR30A + 6.336%), 02/25/2042	30,951	0.0
21,440	Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	21,329	0.0
550,421	Fannie Mae REMIC Trust 2012-110 CA, 3.000%, 10/25/2042	506,551	0.1
3,451,763 (3)(6)	Fannie Mae REMIC Trust 2012-113 SG, 1.680%, (-1.000*SOFR30A + 5.986%), 10/25/2042	385,174	0.0
2,432,434 (3)(6)	Fannie Mae REMIC Trust 2012-122 SB, 1.730%, (-1.000*SOFR30A + 6.036%), 11/25/2042	282,932	0.0
615,673 (6)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	31,159	0.0

See Accompanying Notes to Financial Statements

69

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
765,285 (3)	Fannie Mae REMIC Trust 2012-131 BS, 0.088%, (-1.000*SOFR30A + 5.263%), 12/25/2042	$473,636	0.1
8,058,414 (3)(6)	Fannie Mae REMIC Trust 2012-134 SF, 1.730%, (-1.000*SOFR30A + 6.036%), 12/25/2042	901,089	0.1
3,837,219 (3)(6)	Fannie Mae REMIC Trust 2012-137 SN, 1.680%, (-1.000*SOFR30A + 5.986%), 12/25/2042	399,755	0.0
6,299,814 (3)(6)	Fannie Mae REMIC Trust 2012-19 S, 1.530%, (-1.000*SOFR30A + 5.836%), 03/25/2042	627,806	0.1
2,677,801 (3)(6)	Fannie Mae REMIC Trust 2012-30 TS, 2.030%, (-1.000*SOFR30A + 6.336%), 04/25/2042	315,301	0.0
503,699 (6)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	65,712	0.0
2,925,565 (3)(6)	Fannie Mae REMIC Trust 2013-60 DS, 1.780%, (-1.000*SOFR30A + 6.086%), 06/25/2033	207,140	0.0
3,497,688 (3)(6)	Fannie Mae REMIC Trust 2013-9 DS, 1.730%, (-1.000*SOFR30A + 6.036%), 02/25/2043	389,755	0.0
5,978,430 (3)(6)	Fannie Mae REMIC Trust 2013-9 SA, 1.730%, (-1.000*SOFR30A + 6.036%), 03/25/2042	296,710	0.0
8,145,067 (6)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	1,523,899	0.2
9,687,638 (6)	Fannie Mae REMIC Trust 2016-2 IO, 5.500%, 02/25/2046	1,340,128	0.2
3,000,976 (3)(6)	Fannie Mae REMIC Trust 2016-54 SD, 1.580%, (-1.000*SOFR30A + 5.886%), 08/25/2046	350,433	0.0
4,594,109 (3)(6)	Fannie Mae REMIC Trust 2016-62 SC, 1.580%, (-1.000*SOFR30A + 5.886%), 09/25/2046	543,622	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
9,964,040 (3)(6)	Fannie Mae REMIC Trust 2016-82 SD, 1.630%, (-1.000*SOFR30A + 5.936%), 11/25/2046	$806,949	0.1
3,706,672 (3)(6)	Fannie Mae REMIC Trust 2016-93 SL, 2.230%, (-1.000*SOFR30A + 6.536%), 12/25/2046	263,206	0.0
5,931,680 (6)	Fannie Mae REMIC Trust 2017-23 IO, 6.000%, 04/25/2047	1,213,961	0.1
860,514	Fannie Mae REMIC Trust 2017-54 D, 3.000%, 07/25/2047	770,095	0.1
3,006,359	Fannie Mae REMIC Trust 2018-11 BX, 4.000%, 12/25/2047	2,859,744	0.3
161,660	Fannie Mae REMIC Trust 2018-27 EA, 3.000%, 05/25/2048	144,720	0.0
2,426,640 (3)(6)	Fannie Mae REMIC Trust 2018-43 SE, 1.830%, (-1.000*SOFR30A + 6.136%), 09/25/2038	202,500	0.0
418,664	Fannie Mae REMIC Trust 2018-64 ET, 3.000%, 09/25/2048	376,790	0.0
4,425,616 (3)(6)	Fannie Mae REMIC Trust 2019-18 SA, 1.630%, (-1.000*SOFR30A + 5.936%), 05/25/2049	391,120	0.0
3,892,775 (3)(6)	Fannie Mae REMIC Trust 2019-25 PS, 1.630%, (-1.000*SOFR30A + 5.936%), 06/25/2049	455,256	0.1
11,297,851 (3)(6)	Fannie Mae REMIC Trust 2019-33 PS, 1.630%, (-1.000*SOFR30A + 5.936%), 07/25/2049	1,374,281	0.2
9,490,819 (6)	Fannie Mae REMIC Trust 2020-71 TI, 3.000%, 10/25/2050	1,603,094	0.2
8,109,042 (3)(6)	Fannie Mae REMIC Trust 2020-94 SC, 1.530%, (-1.000*SOFR30A + 5.836%), 07/25/2050	1,089,322	0.1
13,193,851 (6)	Fannie Mae REMIC Trust 2021-13 BI, 3.000%, 02/25/2050	2,339,761	0.3
13,539,576 (6)	Fannie Mae REMIC Trust 2021-17 KI, 4.500%, 04/25/2051	3,204,799	0.4

See Accompanying Notes to Financial Statements

70

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
14,597,138 (6)	Fannie Mae REMIC Trust 2021-8 TI, 4.000%, 03/25/2051	$3,121,620	0.3
96,927 (3)	First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 4.649%, 03/25/2035	55,390	0.0
48,863 (3)	First Horizon Asset Securities, Inc. 2005-AR6 4A1, 5.618%, 02/25/2036	47,170	0.0
17,810 (3)	First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 6.431%, 08/25/2035	12,775	0.0
1,599,932 (1)(3)	Flagstar Mortgage Trust 2018-1 B3, 3.932%, 03/25/2048	1,477,347	0.2
38,817	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	39,048	0.0
52,241	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	52,919	0.0
27,237 (3)	Freddie Mac REMIC Trust 2411 FJ, 4.768%, (SOFR30A + 0.464%), 12/15/2029	27,152	0.0
24,749	Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	25,082	0.0
47,324	Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	48,883	0.0
86,433 (6)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	12,630	0.0
1,685,810 (3)(6)	Freddie Mac REMIC Trust 2815 GS, 1.582%, (-1.000*SOFR30A + 5.886%), 03/15/2034	109,508	0.0
382,757	Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	391,582	0.0
288,361	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	294,940	0.0
2,017,241 (3)(6)	Freddie Mac REMIC Trust 3045 DI, 2.312%, (-1.000*SOFR30A + 6.616%), 10/15/2035	162,832	0.0
123,990 (3)	Freddie Mac REMIC Trust 3065 DC, 6.605%, (-1.000*SOFR30A + 19.517%), 03/15/2035	128,823	0.0
134,524 (3)(6)	Freddie Mac REMIC Trust 3102 IS, 8.366%, (-1.000*SOFR30A + 24.147%), 01/15/2036	32,972	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
612,573 (3)(6)	Freddie Mac REMIC Trust 3170 SA, 2.182%, (-1.000*SOFR30A + 6.486%), 09/15/2033	$44,646	0.0
226,449 (3)(6)	Freddie Mac REMIC Trust 3171 PS, 2.067%, (-1.000*SOFR30A + 6.371%), 06/15/2036	16,316	0.0
3,292,051 (3)(6)	Freddie Mac REMIC Trust 3284 CI, 1.702%, (-1.000*SOFR30A + 6.006%), 03/15/2037	270,746	0.0
1,454,633 (3)(6)	Freddie Mac REMIC Trust 3311 IC, 1.992%, (-1.000*SOFR30A + 6.296%), 05/15/2037	137,565	0.0
3,143,811 (3)(6)	Freddie Mac REMIC Trust 3510 IC, 1.662%, (-1.000*SOFR30A + 5.966%), 08/15/2037	265,013	0.0
123,930 (3)(6)	Freddie Mac REMIC Trust 3524 LA, 5.319%, 03/15/2033	125,267	0.0
16,634 (3)	Freddie Mac REMIC Trust 3556 NT, 7.518%, (SOFR30A + 3.214%), 03/15/2038	17,284	0.0
1,679,824 (3)(6)	Freddie Mac REMIC Trust 3575 ST, 2.182%, (-1.000*SOFR30A + 6.486%), 04/15/2039	185,273	0.0
2,658,966 (3)(6)	Freddie Mac REMIC Trust 3589 SB, 1.782%, (-1.000*SOFR30A + 6.086%), 10/15/2039	242,985	0.0
213,792 (6)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	22,393	0.0
5,014,910 (3)(6)	Freddie Mac REMIC Trust 3702 SB, 0.082%, (-1.000*SOFR30A + 4.386%), 08/15/2040	193,241	0.0
524,501	Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	505,843	0.1
1,652,720 (3)(6)	Freddie Mac REMIC Trust 3856 KS, 2.132%, (-1.000*SOFR30A + 6.436%), 05/15/2041	175,877	0.0
748,617	Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	744,910	0.1

See Accompanying Notes to Financial Statements

71

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
169,274 (3)(6)	Freddie Mac REMIC Trust 3925 SD, 1.632%, (-1.000*SOFR30A + 5.936%), 07/15/2040	$3,428	0.0
593,517 (3)(6)	Freddie Mac REMIC Trust 3925 SL, 1.632%, (-1.000*SOFR30A + 5.936%), 01/15/2041	9,517	0.0
4,899,130 (3)(6)	Freddie Mac REMIC Trust 3951 SN, 2.132%, (-1.000*SOFR30A + 6.436%), 11/15/2041	558,260	0.1
267,082	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	266,981	0.0
2,787,143 (3)(6)	Freddie Mac REMIC Trust 4059 SP, 2.132%, (-1.000*SOFR30A + 6.436%), 06/15/2042	338,378	0.0
2,817,482 (3)(6)	Freddie Mac REMIC Trust 4102 MS, 2.182%, (-1.000*SOFR30A + 6.486%), 09/15/2042	380,871	0.0
6,398,411 (3)(6)	Freddie Mac REMIC Trust 4139 CS, 1.732%, (-1.000*SOFR30A + 6.036%), 12/15/2042	726,664	0.1
3,658,795 (6)	Freddie Mac REMIC Trust 4150 IO, 3.500%, 01/15/2043	582,364	0.1
354,917 (6)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	55,316	0.0
3,150,127 (3)(6)	Freddie Mac REMIC Trust 4313 SD, 1.732%, (-1.000*SOFR30A + 6.036%), 03/15/2044	262,346	0.0
5,084,668 (3)(6)	Freddie Mac REMIC Trust 4313 SE, 1.732%, (-1.000*SOFR30A + 6.036%), 03/15/2044	470,365	0.1
469,800 (6)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	58,064	0.0
817,213 (3)(6)	Freddie Mac REMIC Trust 4346 ST, 1.782%, (-1.000*SOFR30A + 6.086%), 07/15/2039	19,020	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,661,879 (3)(6)	Freddie Mac REMIC Trust 4386 LS, 1.682%, (-1.000*SOFR30A + 5.986%), 09/15/2044	$172,035	0.0
1,512,770 (6)	Freddie Mac REMIC Trust 4465 MI, 5.000%, 03/15/2041	235,643	0.0
5,375,426 (3)(6)	Freddie Mac REMIC Trust 4675 KS, 1.582%, (-1.000*SOFR30A + 5.886%), 04/15/2047	633,596	0.1
3,179,576 (6)	Freddie Mac REMIC Trust 4717 IB, 4.000%, 09/15/2047	642,711	0.1
1,873,273	Freddie Mac REMIC Trust 4753 VZ, 3.000%, 12/15/2047	1,489,447	0.2
1,748,388	Freddie Mac REMIC Trust 4755 Z, 3.000%, 02/15/2048	1,539,854	0.2
630,019	Freddie Mac REMIC Trust 4787 PY, 4.000%, 05/15/2048	596,837	0.1
4,426,135 (3)(6)	Freddie Mac REMIC Trust 4845 S, 2.282%, (-1.000*SOFR30A + 6.586%), 12/15/2048	436,358	0.1
4,384,779 (3)(6)	Freddie Mac REMIC Trust 4892 ES, 1.730%, (-1.000*SOFR30A + 6.036%), 07/25/2045	509,030	0.1
11,894,539 (3)(6)	Freddie Mac REMIC Trust 4901 BS, 1.680%, (-1.000*SOFR30A + 5.986%), 07/25/2049	1,040,349	0.1
4,179,154 (6)	Freddie Mac REMIC Trust 4988 IJ, 4.500%, 12/15/2047	771,407	0.1
10,038,755 (3)(6)	Freddie Mac REMIC Trust 4995 SB, 1.680%, (-1.000*SOFR30A + 5.986%), 07/25/2050	1,333,259	0.2
3,433,692 (6)	Freddie Mac REMIC Trust 5015 EI, 4.500%, 09/25/2050	788,967	0.1
13,219,796 (6)	Freddie Mac REMIC Trust 5118 LI, 3.000%, 06/25/2041	1,449,462	0.2
11,060,679 (6)	Freddie Mac REMIC Trust 5124 IQ, 3.500%, 07/25/2051	2,172,102	0.2
1,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-DNA7 B1, 7.955%, (SOFR30A + 3.650%), 11/25/2041	1,033,404	0.1

See Accompanying Notes to Financial Statements

72

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,400,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-HQA3 M2, 9.655%, (SOFR30A + 5.350%), 08/25/2042	$1,504,794	0.2
3,145,586 (6)	Freddie Mac Strips 228 IO, 6.000%, 02/01/2035	478,548	0.1
6,760,164 (3)(6)	Freddie Mac Strips 268 S5, 1.582%, (-1.000*SOFR30A + 5.886%), 08/15/2042	724,400	0.1
4,150,962 (3)(6)	Freddie Mac Strips 311 S1, 1.532%, (-1.000*SOFR30A + 5.836%), 08/15/2043	437,860	0.1
243,747 (3)(6)	Freddie Mac Strips 347 118, 4.500%, 02/15/2044	44,472	0.0
6,871,608 (3)(6)	Freddie Mac Strips 347 C29, 3.000%, 01/15/2044	983,065	0.1
5,823,665 (3)(6)	Freddie Mac Strips 347 C30, 3.500%, 02/15/2044	956,730	0.1
2,187,505 (3)(6)	Freddie Mac Strips 347 C31, 4.000%, 02/15/2044	360,475	0.0
3,898,663 (6)	Freddie Mac Strips 351 C1, 2.500%, 02/15/2031	172,195	0.0
2,831,039 (6)	Freddie Mac Strips 351 C11, 3.500%, 02/15/2031	183,920	0.0
3,429,140 (6)	Freddie Mac Strips 351 C12, 4.000%, 02/15/2031	241,785	0.0
2,743,837 (6)	Freddie Mac Strips 351 C13, 3.000%, 02/15/2031	155,578	0.0
4,262,568 (6)	Freddie Mac Strips 351 C2, 3.000%, 02/15/2031	227,638	0.0
3,450,398 (6)	Freddie Mac Strips 351 C7, 3.000%, 02/15/2031	184,806	0.0
4,079,983 (6)	Freddie Mac Strips 351 C8, 3.500%, 02/15/2031	266,376	0.0
1,517,810	Freddie Mac Structured Pass-Through Certificates T-54 2A, 6.500%, 02/25/2043	1,524,337	0.2
1,165,512 (3)	Freddie Mac Structured Pass-Through Certificates T-62 1A1, 5.599%, (12MTA + 1.200%), 10/25/2044	1,068,066	0.1
214,005 (3)(6)	Ginnie Mae 2005-7 AH, 2.344%, (-1.000*TSFR1M + 6.656%), 02/16/2035	16,011	0.0
4,217,021 (3)(6)	Ginnie Mae 2007-35 KY, 2.024%, (-1.000*TSFR1M + 6.336%), 06/16/2037	398,341	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
141,784 (3)	Ginnie Mae 2007-8 SP, 7.678%, (-1.000*TSFR1M + 21.677%), 03/20/2037	$169,166	0.0
817,247 (3)(6)	Ginnie Mae 2008-35 SN, 1.968%, (-1.000*TSFR1M + 6.286%), 04/20/2038	62,828	0.0
383,051 (3)(6)	Ginnie Mae 2008-40 PS, 2.074%, (-1.000*TSFR1M + 6.386%), 05/16/2038	24,233	0.0
3,696,741 (3)(6)	Ginnie Mae 2009-106 SU, 1.768%, (-1.000*TSFR1M + 6.086%), 05/20/2037	327,435	0.0
1,241,298 (3)(6)	Ginnie Mae 2009-25 KS, 1.768%, (-1.000*TSFR1M + 6.086%), 04/20/2039	113,537	0.0
620,065	Ginnie Mae 2009-29 PB, 4.750%, 05/20/2039	628,363	0.1
675,483	Ginnie Mae 2009-31 ZL, 4.500%, 05/20/2039	680,054	0.1
2,634,954	Ginnie Mae 2009-33 ZB, 6.000%, 05/20/2039	2,722,722	0.3
425,891 (6)	Ginnie Mae 2010-106 IP, 5.000%, 03/20/2040	21,032	0.0
558,942 (3)(6)	Ginnie Mae 2010-116 NS, 2.224%, (-1.000*TSFR1M + 6.536%), 09/16/2040	42,442	0.0
2,204,251 (3)(6)	Ginnie Mae 2010-116 SK, 2.188%, (-1.000*TSFR1M + 6.506%), 08/20/2040	190,829	0.0
488,983 (3)(6)	Ginnie Mae 2010-149 HS, 1.674%, (-1.000*TSFR1M + 5.986%), 05/16/2040	3,109	0.0
488,605 (3)(6)	Ginnie Mae 2010-4 SP, 2.074%, (-1.000*TSFR1M + 6.386%), 01/16/2039	11,225	0.0
92,749 (6)	Ginnie Mae 2010-6 IA, 5.000%, 11/20/2039	1,931	0.0
835,163 (3)(6)	Ginnie Mae 2010-68 MS, 1.418%, (-1.000*TSFR1M + 5.736%), 06/20/2040	79,531	0.0
1,948,631 (6)	Ginnie Mae 2010-9 JI, 5.000%, 01/20/2040	398,402	0.0
3,416 (6)	Ginnie Mae 2011-116 BI, 4.000%, 08/16/2026	6	0.0
1,955,196 (3)(6)	Ginnie Mae 2011-80 KS, 2.238%, (-1.000*TSFR1M + 6.556%), 06/20/2041	213,034	0.0
25,183 (6)	Ginnie Mae 2012-40 NI, 4.500%, 05/20/2040	1,056	0.0

See Accompanying Notes to Financial Statements

73

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,576,022 (6)	Ginnie Mae 2013-167 PI, 5.500%, 11/20/2043	$500,568	0.1
3,739,235 (6)	Ginnie Mae 2013-184 JI, 5.500%, 12/16/2043	767,981	0.1
266,221	Ginnie Mae 2013-26 GU, 1.500%, 04/20/2042	246,754	0.0
280,909	Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	256,169	0.0
129,933	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	116,166	0.0
99,843	Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	89,027	0.0
2,858,508	Ginnie Mae 2014-3 EP, 2.750%, 02/16/2043	2,740,669	0.3
3,259,376 (3)(6)	Ginnie Mae 2014-3 SU, 1.618%, (-1.000*TSFR1M + 5.936%), 07/20/2039	285,725	0.0
4,211,275 (3)(6)	Ginnie Mae 2014-55 MS, 1.774%, (-1.000*TSFR1M + 6.086%), 04/16/2044	398,718	0.0
2,889,731 (3)(6)	Ginnie Mae 2014-56 SP, 1.774%, (-1.000*TSFR1M + 6.086%), 12/16/2039	213,737	0.0
3,543,288 (3)(6)	Ginnie Mae 2014-58 CS, 1.174%, (-1.000*TSFR1M + 5.486%), 04/16/2044	211,132	0.0
4,510,638 (6)	Ginnie Mae 2014-79 BI, 6.000%, 05/16/2044	759,453	0.1
1,874,858 (3)(6)	Ginnie Mae 2014-99 S, 1.168%, (-1.000*TSFR1M + 5.486%), 06/20/2044	184,928	0.0
936,579	Ginnie Mae 2018-112 AL, 3.500%, 08/20/2048	861,915	0.1
1,100,757	Ginnie Mae 2018-126 A, 3.500%, 09/20/2048	1,012,629	0.1
28,702,642 (3)(6)	Ginnie Mae 2020-167 SC, 1.868%, (-1.000*TSFR1M + 6.186%), 11/20/2050	4,251,923	0.5
4,326,321 (3)(6)	Ginnie Mae 2020-7 SE, 1.618%, (-1.000*TSFR1M + 5.936%), 06/20/2049	529,065	0.1
21,973,493 (6)	Ginnie Mae 2021-228 IG, 3.000%, 12/20/2051	3,694,806	0.4
10,080,229 (6)	Ginnie Mae 2021-41 MI, 2.000%, 03/20/2051	1,224,937	0.1
10,074,887 (6)	Ginnie Mae 2021-87 ID, 2.500%, 05/20/2051	1,516,109	0.2
14,848,979 (3)(6)	Ginnie Mae 2022-45 SP, 1.498%, (-1.000*SOFR30A + 5.800%), 05/20/2050	1,410,692	0.2
2,166,142	Ginnie Mae 2024-20 KZ, 6.000%, 02/20/2054	2,202,684	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
137,459 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	$129,882	0.0
739,090 (1)(3)	GS Mortgage-Backed Securities Trust 2023-PJ4 A3, 6.000%, 01/25/2054	744,756	0.1
970	GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/2032	1,001	0.0
27,711 (3)	HarborView Mortgage Loan Trust 2005-2 2A1A, 4.872%, (TSFR1M + 0.554%), 05/19/2035	26,651	0.0
51,526 (3)	HomeBanc Mortgage Trust 2004-1 2A, 5.294%, (TSFR1M + 0.974%), 08/25/2029	50,385	0.0
2,621 (3)	JP Morgan Mortgage Trust 2005-A1 6T1, 5.875%, 02/25/2035	2,564	0.0
22,266 (3)	JP Morgan Mortgage Trust 2007-A1 5A5, 6.373%, 07/25/2035	22,635	0.0
1,612,239 (1)(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.579%, 06/25/2048	1,462,951	0.2
1,673,664 (1)(3)	JP Morgan Mortgage Trust 2020-8 B3, 3.492%, 03/25/2051	1,460,889	0.2
6,375,180 (3)(6)	Lehman Mortgage Trust 2006-9 2A5, 2.186%, (-1.000*TSFR1M + 6.506%), 01/25/2037	745,707	0.1
19,930 (3)	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 5.879%, 05/25/2033	19,464	0.0
7,167 (3)	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 4.934%, (TSFR1M + 0.614%), 11/25/2035	6,842	0.0
9,061 (1)(3)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	8,986	0.0
858,262,149 (1)(6)	PMTT4 2017-PM1 XIO, 13.000%, 10/25/2048	4,410,652	0.5
234,949	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	209,899	0.0
703	RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/2032	711	0.0

See Accompanying Notes to Financial Statements

74

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,238,855	Seasoned Credit Risk Transfer Trust 2017-4 M45T, 4.500%, 06/25/2057	$1,195,070	0.1
565,272	Seasoned Credit Risk Transfer Trust Series 2018-2 HT, 3.000%, 11/25/2057	490,622	0.1
740,141	Seasoned Credit Risk Transfer Trust Series 2018-3 HT, 3.000%, 08/25/2057	638,183	0.1
596,389	Seasoned Credit Risk Transfer Trust Series 2018-4 HT, 3.000%, 03/25/2058	508,423	0.1
599,442	Seasoned Credit Risk Transfer Trust Series 2019-1 HT, 3.000%, 07/25/2058	516,975	0.1
755,530	Seasoned Credit Risk Transfer Trust Series 2019-2 HT, 3.000%, 08/25/2058	654,181	0.1
158,859	Seasoned Credit Risk Transfer Trust Series 2019-3 HT, 3.000%, 10/25/2058	137,616	0.0
13,149 (3)	Sequoia Mortgage Trust 2003-4 2A1, 5.132%, (TSFR1M + 0.814%), 07/20/2033	13,071	0.0
6,442 (3)	Sequoia Mortgage Trust 2005-4 2A1, 7.373%, 04/20/2035	6,543	0.0
448,719 (1)(3)	Sequoia Mortgage Trust 2015-2 B3, 3.754%, 05/25/2045	392,210	0.0
68,726 (1)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	64,568	0.0
698,000 (1)(3)	Starwood Mortgage Residential Trust 2020-1 M1, 2.878%, 02/25/2050	624,036	0.1
363,993 (3)	Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 5.207%, 04/25/2035	334,783	0.0
20,824 (3)	Structured Adjustable Rate Mortgage Loan Trust Series 2005-17 3A1, 4.728%, 08/25/2035	18,163	0.0
34,457 (3)	Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 4.932%, (TSFR1M + 0.614%), 07/19/2035	34,183	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
86,303 (3)	Thornburg Mortgage Securities Trust 2006-5 A1, 5.522%, 10/25/2046	$82,072	0.0
8,534 (3)	WaMu Mortgage Pass-Through Certificates 2002-AR9 1A, 5.799%, (12MTA + 1.400%), 08/25/2042	8,265	0.0
13,434 (3)	WaMu Mortgage Pass-Through Certificates 2005-AR1 A1A, 5.074%, (TSFR1M + 0.754%), 01/25/2045	13,327	0.0
24,845,830 (3)(6)	WaMu Mortgage Pass-Through Certificates 2005-AR11 X, 1.410%, 08/25/2045	26,949	0.0
340,364 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR12 1A1, 4.755%, 10/25/2036	313,157	0.0
322,962 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR12 2A3, 4.037%, 10/25/2036	295,166	0.0
540,620 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR16 2A1, 4.475%, 12/25/2036	481,342	0.1
164,420 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR7 3A, 5.447%, (12MTA + 1.048%), 07/25/2046	149,057	0.0
567,792 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2005-AR13 A1C3, 5.414%, (TSFR1M + 1.094%), 10/25/2045	563,356	0.1
1,067,144 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR10 A1, 4.634%, (TSFR1M + 0.314%), 12/25/2036	526,929	0.1
113,367	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-8 1A2, 5.500%, 10/25/2035	105,980	0.0
579,819 (3)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 4.864%, (TSFR1M + 0.544%), 06/25/2037	506,503	0.1
31,793 (3)	Wells Fargo Mortgage Backed Securities Trust 2005-AR7 1A1, 6.081%, 05/25/2035	32,926	0.0

See Accompanying Notes to Financial Statements

75

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
110,658 (3)	Wells Fargo Mortgage Backed Securities Trust 2006-AR4 2A4, 6.140%, 04/25/2036	$109,763	0.0
453,897 (1)(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.753%, 08/20/2045	419,977	0.1
	Total Collateralized Mortgage Obligations
	(Cost $162,890,776)	142,558,780	15.5

ASSET-BACKED SECURITIES: 10.2%
	Home Equity Asset-Backed Securities: 0.1%
868,624 (1)(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	704,935	0.1
34,937 (3)	Renaissance Home Equity Loan Trust 2003-2 A, 3.733%, (TSFR1M + 0.994%), 08/25/2033	31,839	0.0
309,161 (3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.640%, 11/25/2035	308,680	0.0
		1,045,454	0.1

	Other Asset-Backed Securities: 8.7%
900,000 (1)(3)	720 East CLO VII Ltd. 2025-7A B, 5.831%, (TSFR3M + 1.550%), 04/20/2037	900,699	0.1
690,000 (1)(3)	720 East CLO VII Ltd. 2025-7A C, 5.981%, (TSFR3M + 1.700%), 04/20/2037	683,464	0.1
3,170,000 (1)(3)	AMMC CLO 25 Ltd. 2022-25A A1R, 5.606%, (TSFR3M + 1.350%), 04/15/2035	3,171,262	0.4
840,000 (1)(3)	AMMC CLO 31 Ltd. 2025-31A B, 5.988%, (TSFR3M + 1.700%), 02/20/2038	843,084	0.1
1,243,905 (1)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 5.776%, (TSFR1M + 1.464%), 11/15/2036	1,244,069	0.1
1,390,000 (1)(3)	Ballyrock CLO 18 Ltd. 2021-18A A2R, 4.871%, (TSFR3M + 1.650%), 04/15/2038	1,391,972	0.2
266,307 (3)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 6.276%, 10/25/2036	266,939	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,360,000 (1)(3)	Benefit Street Partners CLO Ltd. 2015-6BR BR, 5.833%, (TSFR3M + 1.550%), 04/20/2038	$1,363,937	0.2
1,950,000 (1)(3)	Benefit Street Partners CLO XVIII Ltd. 2019-18A A2R, 5.968%, (TSFR3M + 1.712%), 10/15/2034	1,951,636	0.2
1,860,000 (1)(3)	Birch Grove CLO 12 Ltd. 2025-12A B, 5.893%, (TSFR3M + 1.550%), 04/22/2038	1,861,012	0.2
3,490,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 5.701%, (TSFR3M + 1.432%), 07/20/2034	3,491,721	0.4
3,000,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 6.531%, (TSFR3M + 2.262%), 07/20/2034	3,004,422	0.3
1,750,000 (1)(3)	California Street CLO IX L.P. 2012-9A CR3, 7.022%, (TSFR3M + 2.762%), 07/16/2032	1,753,776	0.2
3,000,000 (1)(3)	Cedar Funding VIII Clo Ltd. 2017-8A ARR, 5.500%, (TSFR3M + 1.220%), 01/17/2038	3,002,997	0.3
21,895 (3)	Chase Funding Trust Series 2002-4 2A1, 5.174%, (TSFR1M + 0.854%), 10/25/2032	21,749	0.0
72,528 (3)	Chase Funding Trust Series 2003-5 2A2, 5.034%, (TSFR1M + 0.714%), 07/25/2033	72,906	0.0
6,750,000 (1)(3)	Dryden 104 CLO Ltd. 2022-104A A1R, 5.612%, (TSFR3M + 1.290%), 08/20/2034	6,755,062	0.7
1,730,000 (1)(3)	Elmwood CLO IX Ltd. 2021-2A BR, 5.872%, (TSFR3M + 1.550%), 04/20/2038	1,731,370	0.2
840,000 (1)(3)	Elmwood CLO XI Ltd. 2021-4A BR, 5.839%, (TSFR3M + 1.550%), 01/20/2038	842,375	0.1
90,753 (3)	GSAMP Trust 2007- FM1 A2A, 4.504%, (TSFR1M + 0.184%), 12/25/2036	44,995	0.0
634,639 (1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	601,295	0.1
362,528 (1)(3)	HGI CRE CLO Ltd. 2022-FL3 A, 6.004%, (SOFR30A + 1.700%), 04/20/2037	362,781	0.0

See Accompanying Notes to Financial Statements

76

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
399,000 (1)	Jersey Mike's Funding LLC 2024-1A A2, 5.636%, 02/15/2055	$406,468	0.0
970,000 (1)(3)	Lakeside Park CLO Ltd. 2025-1A B1, 5.806%, (TSFR3M + 1.550%), 04/15/2038	973,536	0.1
10,000,000 (1)(3)	LCM 26 Ltd. 26A A2, 5.781%, (TSFR3M + 1.512%), 01/20/2031	10,002,570	1.1
51,933 (3)	Long Beach Mortgage Loan Trust 2004-4 1A1, 4.994%, (TSFR1M + 0.674%), 10/25/2034	51,240	0.0
1,040,000 (1)(3)	Magnetite Xlv Ltd. 2025-45A B, 5.835%, (TSFR3M + 1.550%), 04/15/2038	1,040,798	0.1
3,532,000 (1)(3)	MF1 Ltd. 2021-FL7 AS, 5.879%, (TSFR1M + 1.564%), 10/16/2036	3,515,190	0.4
279,335 (1)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	249,761	0.0
2,350,000 (1)(3)	Neuberger Berman CLO XVII Ltd. 2014- 17A AR3, 5.672%, (TSFR3M + 1.400%), 07/22/2038	2,358,354	0.3
1,450,000 (1)(3)	OCP Clo Ltd. 2019-17A AR2, 5.669%, (TSFR3M + 1.400%), 07/20/2037	1,454,737	0.2
570,000 (1)(3)	Octagon 58 Ltd. 2022-1A BR, 6.006%, (TSFR3M + 1.750%), 04/15/2038	571,933	0.1
4,000,000 (1)(3)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 5.881%, (TSFR3M + 1.612%), 07/19/2030	4,002,448	0.4
2,140,000 (1)(3)	Palmer Square CLO Ltd. 2021-1A A2R, 5.769%, (TSFR3M + 1.500%), 04/20/2038	2,137,644	0.2
2,000,000 (1)(3)	Palmer Square CLO Ltd. 2021-3A A2, 5.918%, (TSFR3M + 1.662%), 01/15/2035	2,001,622	0.2
720,000 (1)(3)	Palmer Square Loan Funding Ltd. 2025-1A B, 5.921%, (TSFR3M + 1.600%), 02/15/2033	714,607	0.1
48,636 (3)	Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 4.594%, (TSFR1M + 0.274%), 11/25/2036	13,524	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
856,500 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	$838,899	0.1
2,600,000 (1)(3)	Sound Point CLO XXIX Ltd. 2021-1A C1, 6.843%, (TSFR3M + 2.562%), 04/25/2034	2,604,264	0.3
1,592,797 (1)	Sunrun Athena Issuer LLC 2018-1 A, 5.310%, 04/30/2049	1,516,521	0.2
1,160,000 (1)(3)	Symphony Clo 47 Ltd. 2025-47A B, 5.831%, (TSFR3M + 1.550%), 04/20/2038	1,164,507	0.1
7,000,000 (1)(3)	THL Credit Wind River CLO Ltd. 2017-3A CR, 7.018%, (TSFR3M + 2.762%), 04/15/2035	7,014,000	0.8
37,958	United States Small Business Administration 2007-20L 1, 5.290%, 12/01/2027	38,058	0.0
1,240,000 (1)(3)	Wind River CLO Ltd. 2016-1KRA BR3, 5.856%, (TSFR3M + 1.600%), 10/15/2034	1,238,279	0.1
400,000 (1)	Wingstop Funding LLC 2024-1A A2, 5.858%, 12/05/2054	408,327	0.0
		79,680,810	8.7

	Student Loan Asset-Backed Securities: 1.4%
283,854 (1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	247,505	0.0
214,357 (1)	Commonbond Student Loan Trust-GS 2017- BGS B, 3.260%, 09/25/2042	187,505	0.0
201,418 (1)	Commonbond Student Loan Trust-GS 2018- AGS A1, 3.210%, 02/25/2044	189,676	0.0
249,214 (1)	Navient Private Education Refi Loan Trust 2021-DA C, 3.480%, 04/15/2060	232,996	0.0
1,550,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,399,693	0.2
410,681 (1)	SMB Private Education Loan Trust 2024-F A1A, 5.060%, 03/16/2054	415,498	0.1
2,200,000 (1)	Sofi Professional Loan Program LLC 2018-A B, 3.610%, 02/25/2042	2,129,353	0.3

See Accompanying Notes to Financial Statements

77

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities:
	(continued)
2,100,000 (1)	SoFi Professional Loan Program LLC 2017-F BFX, 3.620%, 01/25/2041	$2,028,031	0.2
5,000,000 (1)	Sofi Professional Loan Program Trust 2018-B BFX, 3.830%, 08/25/2047	4,815,442	0.5
1,000,000 (1)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	967,153	0.1
		12,612,852	1.4
	Total Asset-Backed Securities
	(Cost $94,003,379)	93,339,116	10.2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.3%
2,000,000 (1)(3)	ALA Trust 2025-OANA A, 6.043%, (TSFR1M + 1.743%), 06/15/2040	2,014,073	0.2
2,000,000 (1)(3)	BAHA Trust 2024-MAR B, 7.069%, 12/10/2041	2,093,990	0.2
11,489,528 (3)(6)	BANK 2019-BN16 XA, 1.091%, 02/15/2052	293,065	0.0
2,000,000 (3)	BANK5 2025-5YR14 C, 6.474%, 04/15/2058	2,099,961	0.2
22,800,000 (1)(3)(6)	BBCCRE Trust 2015- GTP XA, 0.749%, 08/10/2033	16,359	0.0
1,000,000 (3)	BBCMS Mortgage Trust 2024-5C31 C, 5.756%, 12/15/2057	1,002,151	0.1
18,176,513 (3)(6)	Benchmark Mortgage Trust 2019-B9 XA, 1.177%, 03/15/2052	541,521	0.1
1,700,000 (1)(3)	BIG Commercial Mortgage Trust 2022- BIG B, 6.053%, (TSFR1M + 1.741%), 02/15/2039	1,677,675	0.2
1,348,000 (1)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.364%, 05/25/2052	1,115,410	0.1
1,500,000 (3)	BMO Mortgage Trust 2025-5C10 B, 6.445%, 05/15/2058	1,570,936	0.2
2,940,000 (1)(3)	BX Commercial Mortgage Trust 2021- 21M E, 6.597%, (TSFR1M + 2.285%), 10/15/2036	2,929,460	0.3
760,415 (1)(3)	BX Commercial Mortgage Trust 2024- MDHS A, 5.953%, (TSFR1M + 1.641%), 05/15/2041	762,433	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,942,703 (1)(3)	BX Commercial Mortgage Trust 2024-XL5 C, 6.253%, (TSFR1M + 1.941%), 03/15/2041	$1,948,214	0.2
1,000,000 (1)(3)	BX Trust 2023-DELC A, 7.002%, (TSFR1M + 2.690%), 05/15/2038	1,008,407	0.1
1,000,000 (1)(3)	BX Trust 2025-LUNR A, 5.812%, (TSFR1M + 1.500%), 06/15/2040	1,002,816	0.1
2,250,000 (1)(3)	BXMT Ltd. 2025-FL5 A, 5.953%, (TSFR1M + 1.639%), 10/18/2042	2,240,860	0.2
15,863,502 (3)(6)	CD Mortgage Trust 2016-CD1 XA, 1.474%, 08/10/2049	100,456	0.0
1,500,000	CD Mortgage Trust 2018-CD7 A4, 4.279%, 08/15/2051	1,485,022	0.2
45,532,083 (3)(6)	Citigroup Commercial Mortgage Trust 2018- C5 XA, 0.824%, 06/10/2051	792,757	0.1
1,000,000 (3)	Citigroup Commercial Mortgage Trust 2020- GC46 B, 3.150%, 02/15/2053	872,114	0.1
1,650,000 (1)(3)	Citigroup Commercial Mortgage Trust 2023- SMRT C, 6.048%, 10/12/2040	1,672,746	0.2
65,166,000 (1)(3)(6)	COMM Mortgage Trust 2012-CR4 XB, 0.509%, 10/15/2045	736,177	0.1
1,000,000 (3)	COMM Mortgage Trust 2015-CR27 B, 4.485%, 10/10/2048	977,298	0.1
52,396,008 (3)(6)	COMM Mortgage Trust 2016-CR28 XA, 0.746%, 02/10/2049	145,381	0.0
1,500,000 (3)	COMM Mortgage Trust 2017-COR2 B, 4.206%, 09/10/2050	1,439,433	0.2
750,000 (1)(3)	COMM Mortgage Trust 2024-CBM A2, 5.867%, 12/10/2041	763,973	0.1
750,000 (1)(3)	COMM Mortgage Trust 2024-CBM B, 6.511%, 12/10/2041	762,960	0.1
500,000 (3)	CSAIL Commercial Mortgage Trust 2018- C14 B, 5.040%, 11/15/2051	475,999	0.1
2,000,000 (1)(3)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU D, 6.912%, (TSFR1M + 2.600%), 12/15/2039	2,000,047	0.2

See Accompanying Notes to Financial Statements

78

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
9,989,652	Freddie Mac Multifamily ML Certificates US XUS, 1.846%, 07/25/2037	$1,216,437	0.1
1,140,000 (1)	GAM RE-REMIC Trust 2021-FRR2 CK49, 0.810%, 09/27/2051	1,130,898	0.1
966,450 (1)(7)	GAM RE-REMIC Trust 2021-FRR2 D730, 0.000%, 09/27/2051	959,098	0.1
2,140,000 (1)(7)	GAM RE-REMIC Trust 2021-FRR2 DK49, 0.000%, 09/27/2051	2,107,000	0.2
1,756,000 (1)(7)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	1,744,606	0.2
1,755,000 (1)(7)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	1,740,706	0.2
7,678,978 (3)(6)	GS Mortgage Securities Trust 2014-GC22 XA, 0.744%, 06/10/2047	36,679	0.0
1,000,000 (1)(3)	GSAT Trust 2025-BMF A, 5.820%, (TSFR1M + 1.500%), 07/15/2030	1,001,913	0.1
1,000,000 (1)(3)	GSAT Trust 2025-BMF B, 6.270%, (TSFR1M + 1.950%), 07/15/2030	1,002,065	0.1
1,000,000 (1)	ILPT Commercial Mortgage Trust 2025- LPF2 A, 5.292%, 07/15/2042	1,014,739	0.1
3,000,000 (1)(3)	INTOWN Mortgage Trust 2025-STAY D, 7.162%, (TSFR1M + 2.850%), 03/15/2042	2,999,038	0.3
36,046,106 (3)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2016- JP4 XA, 0.701%, 12/15/2049	189,923	0.0
1,500,000 (1)(3)	Life Mortgage Trust 2022-BMR2 A1, 5.607%, (TSFR1M + 1.295%), 05/15/2039	1,455,031	0.2
1,250,000 (1)(3)	MED Commercial Mortgage Trust 2024- MOB A, 5.903%, (TSFR1M + 1.592%), 05/15/2041	1,246,856	0.1
2,000,000 (1)(3)	MF1 LLC 2024-FL14 A, 6.055%, (TSFR1M + 1.737%), 03/19/2039	2,008,127	0.2
1,354,253 (1)(3)	PFP Ltd. 2023-10 A, 6.679%, (TSFR1M + 2.365%), 09/16/2038	1,356,752	0.2
1,000,000 (1)	PRM Trust 2025-PRM6 A, 4.480%, 07/05/2033	992,778	0.1
1,140,000 (1)(3)	RFM Reremic Trust 2022-FRR1 AB60, 2.347%, 11/08/2049	1,075,576	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
530,000 (1)(7)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	$467,820	0.1
1,000,000 (1)(3)	SDAL Trust 2025-DAL A, 6.753%, (TSFR1M + 2.441%), 04/15/2042	1,004,193	0.1
1,000,000 (1)(3)	SHR Trust 2024-LXRY A, 6.262%, (TSFR1M + 1.950%), 10/15/2041	1,001,240	0.1
2,370,000 (1)(3)	SMRT 2022-MINI D, 6.262%, (TSFR1M + 1.950%), 01/15/2039	2,339,810	0.3
1,250,000 (1)(3)	SWCH Commercial Mortgage Trust 2025- DATA B, 6.154%, (TSFR1M + 1.842%), 02/15/2042	1,242,028	0.1
555,709	Wells Fargo Commercial Mortgage Trust 2015-SG1 A4, 3.789%, 09/15/2048	554,139	0.1
24,320,652 (3)(6)	Wells Fargo Commercial Mortgage Trust 2021-C59 XA, 1.625%, 04/15/2054	1,457,478	0.2
1,000,000 (1)(3)	Wells Fargo Commercial Mortgage Trust 2025-DWHP B, 7.153%, (TSFR1M + 2.841%), 04/15/2038	1,001,031	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $64,723,654)	66,887,655	7.3

U.S. TREASURY OBLIGATIONS: 5.8%
	United States Treasury Bonds: 1.2%
4,395,400	4.625%, 02/15/2055	4,280,021	0.5
1,292,500	4.750%, 02/15/2045	1,286,038	0.1
5,443,400	5.000%, 05/15/2045	5,592,668	0.6
		11,158,727	1.2
	United States Treasury Notes: 4.6%
2,003,400	3.750%, 06/30/2027	2,004,730	0.2
2,620,100	3.750%, 05/15/2028	2,624,399	0.3
6,322,500	3.875%, 06/15/2028	6,356,335	0.7
2,542,800	3.875%, 06/30/2030	2,552,633	0.3
70,000	3.875%, 08/15/2034	68,367	0.0
214,000	4.000%, 03/31/2030	216,040	0.0
243,100	4.000%, 04/30/2032	243,461	0.0
11,496,400	4.000%, 06/30/2032	11,506,280	1.3
15,925,200	4.250%, 05/15/2035	15,951,327	1.8
188,300	4.375%, 05/15/2034	191,294	0.0
		41,714,866	4.6
	Total U.S. Treasury Obligations
	(Cost $52,132,609)	52,873,593	5.8

See Accompanying Notes to Financial Statements

79

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: 1.5%
BRL60,932 (8)	Brazil Letras do Tesouro Nacional LTN, 15.084%, 01/01/2026	$10,442,530	1.1
MXN83,800	Mexican Udibonos S, 2.750%, 11/27/2031	3,381,886	0.4

	Total Sovereign Bonds
	(Cost $12,267,013)	13,824,416	1.5

MUNICIPAL BONDS: 0.2%
	California: 0.2%
500,000	California State University, 6.434%, 11/01/2030	526,512	0.1
185,000	Los Angeles County Public Works Financing Authority, 7.488%, 08/01/2033	202,801	0.0
300,000	Los Angeles County Public Works Financing Authority, 7.618%, 08/01/2040	353,089	0.1
200,000	Regents of the University of California Medical Center Pooled Revenue H, 6.398%, 05/15/2031	209,705	0.0
300,000	Regents of the University of California Medical Center Pooled Revenue H, 6.548%, 05/15/2048	319,891	0.0
		1,611,998	0.2
	Total Municipal Bonds
	(Cost $1,485,000)	1,611,998	0.2

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 17.9%
	Affiliated Investment Companies: 17.9%
7,731,259	Voya VACS Series EMHCD Fund	79,477,347	8.6
2,762,698	Voya VACS Series HYB Fund	28,649,176	3.1
5,328,383	Voya VACS Series SC Fund	56,640,711	6.2
		164,767,234	17.9

	Total Mutual Funds
	(Cost $158,718,201)	164,767,234	17.9

PURCHASED OPTIONS(9): 0.0%
	Total Purchased Options
	(Cost $55,229)	39,397	0.0
	Total Long-Term Investments
	(Cost $930,436,191)	910,211,186	99.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Commercial Paper: 0.6%
3,600,000	Automatic Data Processing, Inc., 4.400%, 07/01/2025	$3,599,566	0.4
1,500,000	BASF SE, 4.800%, 09/30/2025	1,482,068	0.1
1,500,000	Duke Energy Co., 4.610%, 07/11/2025	1,497,917	0.1
	Total Commercial Paper
	(Cost $6,580,675)	6,579,551	0.6

	Repurchase Agreements: 0.6%
226,903 (10)	BNP Paribas S.A., Repurchase Agreement dated 06/30/2025, 4.380%, due 07/01/2025 (Repurchase Amount $226,930, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $231,441, due 07/10/25-05/15/42)	226,903	0.0
1,430,317 (10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,430,489, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,458,923, due 06/01/30-02/01/57)	1,430,317	0.2
1,430,317 (10)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,430,489, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $1,458,923, due 08/15/34-06/01/55)	1,430,317	0.2

See Accompanying Notes to Financial Statements

80

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,012,725 (10)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,012,847, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,032,980, due 03/01/34-05/01/55)	$1,012,725	0.1
1,365,288 (10)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $1,365,456, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,388,489, due 07/15/26-02/15/54)	1,365,288	0.1
	Total Repurchase Agreements
	(Cost $5,465,550)	5,465,550	0.6

	Time Deposits: 0.1%
130,000 (10)	Canadian Imperial Bank of Commerce, 4.320%, 07/01/2025	130,000	0.0
130,000 (10)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 07/01/2025	130,000	0.0
130,000 (10)	Mizuho Bank Ltd., 4.330%, 07/01/2025	130,000	0.0
130,000 (10)	Royal Bank of Canada, 4.330%, 07/01/2025	130,000	0.1
	Total Time Deposits
	(Cost $520,000)	520,000	0.1
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.1%
471,000 (11)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $471,000)	$471,000	0.1

	Total Short-Term Investments
	(Cost $13,037,225)	$13,036,101	1.4
	Total Investments in Securities
	(Cost $943,473,416)	$923,247,287	100.6
	Liabilities in Excess of Other Assets	(5,106,135)	(0.6)
	Net Assets	$918,141,152	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)	Security, or a portion of the security, is on loan.

(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2025.

(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(5)	Represents or includes a TBA transaction.

(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(7)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(8)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2025.

(9)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(10)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(11)	Rate shown is the 7-day yield as of June 30, 2025.

Currency Abbreviations:

BRL	Brazilian Real
EUR	EU Euro
MXN	Mexican Peso

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
ECOFC	Enterprise 11th District COFI Replacement Index
H15T1Y	U.S. Treasury 1-Year Constant Maturity
RFUCCT1M	FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
RFUCCT6M	FTSE USD IBOR Consumer Cash Fallbacks Term 6M

See Accompanying Notes to Financial Statements

81

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

RFUCCT1Y	FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

82

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$199,013,661	$—	$199,013,661
U.S. Government Agency Obligations	—	175,295,336	—	175,295,336
Mutual Funds	164,767,234	—	—	164,767,234
Collateralized Mortgage Obligations	—	142,558,780	—	142,558,780
Asset-Backed Securities	—	93,339,116	—	93,339,116
Commercial Mortgage-Backed Securities	—	66,887,655	—	66,887,655
U.S. Treasury Obligations	—	52,873,593	—	52,873,593
Sovereign Bonds	—	13,824,416	—	13,824,416
Municipal Bonds	—	1,611,998	—	1,611,998
Purchased Options	—	39,397	—	39,397
Short-Term Investments	471,000	12,565,101	—	13,036,101
Total Investments, at fair value	$165,238,234	$758,009,053	$—	$923,247,287
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	—	245,514	—	245,514
Forward Foreign Currency Contracts	—	1,530	—	1,530
Forward Premium Swaptions	—	2,151,173	—	2,151,173
Futures	3,556,381	—	—	3,556,381
Total Assets	$168,794,615	$760,407,270	$—	$929,201,885
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	$—	$(770,608)	$—	$(770,608)
Centrally Cleared Interest Rate Swaps	—	(24,302)	—	(24,302)
Forward Foreign Currency Contracts	—	(1,199,341)	—	(1,199,341)
Forward Premium Swaptions	—	(670,492)	—	(670,492)
Futures	(1,359,254)	—	—	(1,359,254)
Written Options	—	(77,295)	—	(77,295)
Total Liabilities	$(1,359,254)	$(2,742,038)	$—	$(4,101,292)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya VACS Series EMHCD Fund	$75,274,187	$2,602,186	$—	$1,600,975	$79,477,347	$2,602,192	$—	$—
Voya VACS Series HYB Fund	27,347,830	972,745	—	328,600	28,649,176	972,755	—	—
Voya VACS Series SC Fund	55,841,453	—	—	799,258	56,640,711	1,698,978	—	—
	$158,463,470	$3,574,931	$—	$2,728,833	$164,767,234	$5,273,925	$—	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

83

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	36,579	USD	41,609	Barclays Bank PLC	07/18/25	$1,530
USD	14,632	EUR	12,857	Barclays Bank PLC	07/18/25	(531)
USD	4,362,696	MXN	86,415,734	BNP Paribas	07/11/25	(237,856)
USD	36,200	EUR	32,185	Citibank N.A.	07/18/25	(1,757)
USD	912,431	MXN	18,012,763	Goldman Sachs International	07/11/25	(46,522)
USD	9,789,060	BRL	60,932,000	Goldman Sachs International	01/05/26	(912,675)
						$(1,197,811)

At June 30, 2025, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	35	09/19/25	$3,924,375	$25,152
U.S. Treasury Long Bond	344	09/19/25	39,721,250	1,368,225
U.S. Treasury Ultra Long Bond	487	09/19/25	58,013,875	2,163,004
			$101,659,500	$3,556,381
Short Contracts:
U.S. Treasury 2-Year Note	(342)	09/30/25	(71,144,016)	(223,782)
U.S. Treasury 5-Year Note	(599)	09/30/25	(65,291,000)	(658,920)
U.S. Treasury Ultra 10-Year Note	(208)	09/19/25	(23,767,250)	(476,552)
			$(160,202,266)	$(1,359,254)

At June 30, 2025, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date		Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index Series 42, Version 1	Buy	(5.000)	06/20/29	USD	36,000,000	$(2,775,604)	$(239,157)
CDX North American High Yield Index Series 44, Version 1	Buy	(5.000)	06/20/30	USD	14,000,000	(1,053,103)	(531,451)
						$(3,828,707)	$(770,608)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments made quarterly.

(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2025, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date		Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	3.933%	Annual	05/05/45	USD	4,368,035	$(19,993)	$(19,993)
Receive	1-day Secured Overnight Financing Rate	Annual	3.857	Annual	05/05/55	USD	1,722,947	17,004	17,004
Receive	1-day Secured Overnight Financing Rate	Annual	3.855	Annual	11/29/44	USD	2,504,000	75,634	75,634

See Accompanying Notes to Financial Statements

84

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date		Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	1-day Secured Overnight Financing Rate	Annual	3.699%	Annual	05/05/35	USD	3,633,962	$(4,309)	$(4,309)
Receive	1-day Secured Overnight Financing Rate	Annual	3.837	Annual	08/16/44	USD	4,846,800	152,876	152,876
								$221,212	$221,212

At June 30, 2025, the following OTC written credit default swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Reference Entity	Exercise Rate (%)	(Pay)/ Receive Exercise Rate	Strike Price	Expiration Date		Notional Amount	Premiums Received	Fair Value
Put on 5-Year Credit Default Swap	Goldman Sachs International	CDX North American High Yield, Series 44, Version 1	5.000	Pay	105.000%	07/16/25	USD	$9,023,000	$(66,996)	$(5,642)
Put on 5-Year Credit Default Swap	JPMorgan Chase Bank N.A.	CDX North American High Yield, Series 44, Version 1	5.000	Pay	104.500%	08/20/25	USD	8,909,800	(71,813)	(20,582)
Put on 5-Year Credit Default Swap	Barclays Bank PLC	CDX North American High Yield, Series 44, Version 1	5.000	Pay	105.000%	08/20/25	USD	9,023,000	(94,741)	(24,574)
									$(233,550)	$(50,798)

At June 30, 2025, the following OTC purchased interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount	Cost	Fair Value
Call on 5-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Receive	2.500%	6-month EUR-EURIBOR	05/20/26	EUR	9,890,000	$55,229	$39,397
								$55,229	$39,397

At June 30, 2025, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount	Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	2.300%	6-month EUR-EURIBOR	05/20/26	EUR	4,945,000	$40,725	$(25,328)
Put on 2-Year Interest Rate Swap(1)	BNP Paribas	Receive	3.950%	1-day Secured Overnight Financing Rate	08/19/25	USD	12,287,500	20,520	(1,169)
								$61,245	$(26,497)

At June 30, 2025, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount	Premium receivable/ (payable) at expiration (4)	Unrealized Appreciation/ (Depreciation)
Call on 10-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	2.355%	Receive	Financing Rate	11/27/34	USD	5,217,000	$—	$86,526
				1-day Secured Overnight
Call on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	2.375%	Receive	Financing Rate	08/14/34	USD	12,116,950	(508,912)	(142,818)
Call on 30-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	Financing Rate	06/14/27	USD	12,484,500	(2,184,788)	444,057
Call on 30-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	17.700%	Receive	Financing Rate	05/28/27	USD	20,904,800	(3,700,150)	712,261
	Morgan Stanley
Put on 10-Year Interest Rate Swap	Capital Services LLC	3.000%	Pay	6-month EUR-EURIBOR	12/15/25	EUR	4,890,000	(103,683)	(70,124)
Put on 10-Year
Interest Rate Swap	UBS AG	3.000%	Pay	6-month EUR-EURIBOR	12/15/25	EUR	3,667,000	(77,752)	(52,585)
Put on 1-Year				1-day Secured Overnight
Interest Rate Swap	UBS AG	3.665%	Pay	Financing Rate	02/02/26	USD	60,667,200	(124,368)	(47,638)
Put on 30-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	Financing Rate	05/25/27	USD	19,473,000	(3,505,140)	610,027

See Accompanying Notes to Financial Statements

85

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount	Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Put on 30-Year				1-day Secured Overnight
Interest Rate Swap	UBS AG	4.548%	Pay	Financing Rate	11/28/25	USD	4,915,000	$(88,470)	$(48,122)
								$(10,293,263)	$1,491,584

At June 30, 2025, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount	Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 10-Year				1-day Secured Overnight
Interest Rate Swap	UBS AG	4.630%	Pay	Financing Rate	05/22/35	USD	2,438,500	$222,513	$(16,899)
Put on 10-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	5.355%	Receive	Financing Rate	11/27/34	USD	5,217,000	94,428	(158,982)
Put on 10-Year	JPMorgan Chase			1-day Secured Overnight
Interest Rate Swap	Bank N.A.	5.540%	Receive	Financing Rate	08/14/34	USD	12,116,950	508,912	(133,324)
Put on 10-Year	Morgan Stanley
Interest Rate Swap	Capital Services LLC	3.500%	Receive	6-month EUR-EURIBOR	12/15/25	EUR	4,890,000	43,201	36,408
Put on 10-Year	Morgan Stanley
Interest Rate Swap	Capital Services LLC	3.250%	Receive	6-month EUR-EURIBOR	12/15/25	EUR	4,890,000	63,362	48,301
Put on 10-Year				1-day Secured Overnight
Interest Rate Swap	UBS AG	4.630%	Receive	Financing Rate	05/22/35	USD	2,438,500	222,513	16,704
Put on 10-Year
Interest Rate Swap	UBS AG	3.250%	Receive	6-month EUR-EURIBOR	12/15/25	EUR	3,667,000	43,196	31,941
Put on 10-Year
Interest Rate Swap	UBS AG	3.500%	Receive	6-month EUR-EURIBOR	12/15/25	EUR	3,667,000	37,580	32,439
Put on 1-Year Interest				1-day Secured Overnight
Rate Swap	UBS AG	4.185%	Receive	Financing Rate	02/02/26	USD	60,667,200	48,534	30,593
Put on 1-Year Interest				1-day Secured Overnight
Rate Swap	UBS AG	3.965%	Receive	Financing Rate	02/02/26	USD	60,667,200	75,834	41,579
Put on 2-Year Interest				1-day Secured Overnight
Rate Swap	UBS AG	4.000%	Receive	Financing Rate	11/28/25	USD	44,235,000	88,470	60,337
								$1,448,543	$(10,903)

(1)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:

BRL	—	Brazilian Real
EUR	—	EU Euro
MXN	—	Mexican Peso
USD	—	United States Dollar

See Accompanying Notes to Financial Statements

86

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$39,397
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,530
Interest rate contracts	Unrealized appreciation on forward premium swaptions	2,151,173
Interest rate contracts	Variation margin receivable on futures contracts**	3,556,381
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	245,514
Total Asset Derivatives		$5,993,995

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,199,341
Interest rate contracts	Unrealized depreciation on forward premium swaptions	670,492
Interest rate contracts	Variation margin payable on futures contracts**	1,359,254
Credit contracts	Variation margin payable on centrally cleared swaps**	770,608
Interest rate contracts	Variation margin payable on centrally cleared swaps**	24,302
Credit contracts	Written options, at fair value	50,798
Interest rate contracts	Written options, at fair value	26,497
Total Liability Derivatives		$4,101,292

*	Includes purchased options.

**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$593,378	$—	$593,378
Foreign exchange contracts	—	(149,280)	—	—	—	(149,280)
Interest rate contracts	57,278	—	(5,017,437)	(1,998,157)	307,805	(6,650,512)
Total	$57,278	$(149,280)	$(5,017,437)	$(1,404,779)	$307,805	$(6,206,414)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(218,736)	$182,752	$(35,984)
Foreign exchange contracts	—	(1,896,544)	—	—	—	(1,896,544)
Interest rate contracts	152,710	—	4,370,909	944,900	286,943	5,755,462
Total	$152,710	$(1,896,544)	$4,370,909	$726,164	$469,695	$3,822,934

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

87

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2025:

	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Goldman Sachs International	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	UBS AG	Total
Assets:
Purchased options	$—	$—	$—	$—	$—	$39,397	$—	$39,397
Forward foreign currency contracts	1,530	—	—	—	—	—	—	1,530
Forward premium swaptions	1,852,871	—	—	—	—	84,709	213,593	2,151,173
Total Assets	$1,854,401	$—	$—	$—	$—	$124,106	$213,593	$2,192,100
Liabilities:
Forward foreign currency contracts	$531	$237,856	$1,757	$959,197	$—	$—	$—	$1,199,341
Forward premium swaptions	158,982	—	—	—	276,142	70,124	165,244	670,492
Written options	24,574	1,169	—	5,642	20,582	25,328	—	77,295
Total Liabilities	$184,087	$239,025	$1,757	$964,839	$296,724	$95,452	$165,244	$1,947,128
Net OTC derivative instruments by counterparty, at fair value	$1,670,314	$(239,025)	$(1,757)	$(964,839)	$(296,724)	$28,654	$48,349	$244,972
Total collateral pledged by the Portfolio/(Received from counterparty)	$(1,590,000)	$—	$—	$610,000	$—	$—	$—	$(980,000)
Net Exposure(1)(2)	$80,314	$(239,025)	$(1,757)	$(354,839)	$(296,724)	$28,654	$48,349	$(735,028)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)	At June 30, 2025, the Portfolio had pledged $610,000 in cash collateral to Goldman Sachs International. In addition, the Portfolio received $1,590,000 in cash collateral from Barclays Bank PLC. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $953,425,722.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$14,082,687
Gross Unrealized Depreciation	(40,069,975)
Net Unrealized Depreciation	$(25,987,288)

See Accompanying Notes to Financial Statements

88

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.1%
	Communication Services: 3.3%
25,541 (1)(2)	AST SpaceMobile, Inc.	$1,193,531	0.5
18,916 (2)	Cargurus, Inc.	633,119	0.3
44,022 (2)	Grindr, Inc.	999,299	0.4
68,275 (2)	Magnite, Inc.	1,646,793	0.7
171,886 (2)	Vimeo, Inc.	694,419	0.3
34,224 (2)	Yelp, Inc.	1,172,857	0.5
152,216 (2)	ZipRecruiter, Inc. - Class A	762,602	0.3
57,236 (2)	ZoomInfo Technologies, Inc.	579,228	0.3
		7,681,848	3.3

	Consumer Discretionary: 4.8%
37,645	H&R Block, Inc.	2,066,334	0.9
11,326	Monarch Casino & Resort, Inc.	979,020	0.4
34,509	Red Rock Resorts, Inc. - Class A	1,795,503	0.8
316,024 (2)	Sabre Corp.	998,636	0.4
86,430 (2)	Sonos, Inc.	934,308	0.4
35,934	Steven Madden Ltd.	861,697	0.4
59,318 (2)	Tri Pointe Homes, Inc.	1,895,210	0.8
86,827 (2)	Udemy, Inc.	610,394	0.3
150,454 (2)	Under Armour, Inc. - Class A	1,027,601	0.4
		11,168,703	4.8

	Consumer Staples: 2.1%
88,040	Dole PLC	1,231,680	0.5
13,626	John B Sanfilippo & Son, Inc.	861,708	0.4
17,496 (2)	Sprouts Farmers Market, Inc.	2,880,541	1.2
		4,973,929	2.1

	Energy: 4.3%
468,193 (2)	Clean Energy Fuels Corp.	912,976	0.4
63,915	Excelerate Energy, Inc. - Class A	1,873,988	0.8
52,021 (2)	Hallador Energy Co.	823,492	0.3
138,940 (2)	Helix Energy Solutions Group, Inc.	866,986	0.4
67,989 (1)	HighPeak Energy, Inc.	666,292	0.3
109,034	Murphy Oil Corp.	2,453,265	1.0
184,133	SFL Corp. Ltd.	1,533,828	0.7
152,645 (1)(2)	Uranium Energy Corp.	1,037,986	0.4
		10,168,813	4.3

	Financials: 19.6%
50,004	Arrow Financial Corp.	1,321,106	0.6
84,050	BCB Bancorp, Inc.	707,701	0.3
55,449	Berkshire Hills Bancorp, Inc.	1,388,443	0.6
145,340	BGC Group, Inc. - Class A	1,486,828	0.6
19,855	Cathay General Bancorp	903,998	0.4
18,629	CNO Financial Group, Inc.	718,707	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
65,795	ConnectOne Bancorp, Inc.	$1,523,812	0.7
111,622	Eastern Bankshares, Inc.	1,704,468	0.7
74,402	Farmers National Banc Corp.	1,026,004	0.5
194,035	First BanCorp/Puerto Rico	4,041,749	1.7
63,501	First Commonwealth Financial Corp.	1,030,621	0.5
91,710	Fulton Financial Corp.	1,654,448	0.7
182,330 (2)	Genworth Financial, Inc. - Class A	1,418,527	0.6
54,404	Hancock Whitney Corp.	3,122,790	1.3
37,085	Hilltop Holdings, Inc.	1,125,530	0.5
110,860	Hope Bancorp, Inc.	1,189,528	0.5
62,817	KKR Real Estate Finance Trust, Inc.	550,905	0.2
130,169	Ladder Capital Corp.	1,399,317	0.6
131,852	MFA Financial, Inc.	1,247,320	0.5
18,205	NBT Bancorp, Inc.	756,418	0.3
26,275	Origin Bancorp, Inc.	939,068	0.4
116,426	P10, Inc. - Class A	1,189,874	0.5
98,252	Pagseguro Digital Ltd. - Class A	947,149	0.4
178,814 (2)	Payoneer Global, Inc.	1,224,876	0.5
138,843 (1)	Ready Capital Corp.	606,744	0.3
212,844	Redwood Trust, Inc.	1,257,908	0.5
29,902	Renasant Corp.	1,074,379	0.5
68,150	Simmons First National Corp. - Class A	1,292,124	0.6
71,420	United Community Banks, Inc.	2,127,602	0.9
221,795	Valley National Bancorp	1,980,629	0.9
38,038	Victory Capital Holdings, Inc. - Class A	2,421,879	1.0
107,414	WisdomTree, Inc.	1,236,335	0.5
59,713	XP, Inc. - Class A	1,206,203	0.5
		45,822,990	19.6

	Health Care: 16.1%
86,267 (2)	ADMA Biologics, Inc.	1,570,922	0.7
91,512 (2)	Alignment Healthcare, Inc.	1,281,168	0.6
177,655 (2)	Amicus Therapeutics, Inc.	1,017,963	0.4
78,589 (2)	Avanos Medical, Inc.	961,929	0.4
149,759 (2)	BioCryst Pharmaceuticals, Inc.	1,341,841	0.6
18,736	Bio-Techne Corp.	963,967	0.4
64,374 (2)	BrightSpring Health Services, Inc.	1,518,583	0.7
40,367	Bruker Corp.	1,663,120	0.7
574,748 (2)	Cerus Corp.	810,395	0.3
142,706 (2)	Fortrea Holdings, Inc.	704,968	0.3
31,568 (2)	Guardant Health, Inc.	1,642,799	0.7
15,880 (2)	HealthEquity, Inc.	1,663,589	0.7

See Accompanying Notes to Financial Statements

89

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
20,847 (1)(2)	Hims & Hers Health, Inc.	$1,039,223	0.4
26,184 (2)	Insmed, Inc.	2,635,158	1.1
85,263 (1)(2)	Intellia Therapeutics, Inc.	799,767	0.3
161,562 (2)	MannKind Corp.	604,242	0.3
8,956 (2)	Merit Medical Systems, Inc.	837,207	0.4
19,476 (2)	Mirum Pharmaceuticals, Inc.	991,134	0.4
433,395 (2)	OPKO Health, Inc.	572,081	0.2
59,518 (2)	Option Care Health, Inc.	1,933,145	0.8
54,097 (2)	Orthofix Medical, Inc.	603,181	0.3
42,322 (2)	Phreesia, Inc.	1,204,484	0.5
53,712 (2)	Progyny, Inc.	1,181,664	0.5
19,795 (2)	PTC Therapeutics, Inc.	966,788	0.4
70,039	QIAGEN N.V.	3,366,074	1.4
16,061 (2)	Rhythm Pharmaceuticals, Inc.	1,014,895	0.4
31,368 (2)	Rigel Pharmaceuticals, Inc.	587,523	0.3
271,398 (2)	Savara, Inc.	618,787	0.3
54,106	Select Medical Holdings Corp.	821,329	0.4
16,646 (2)	SpringWorks Therapeutics, Inc.	782,195	0.3
28,968 (2)	Surgery Partners, Inc.	643,959	0.3
36,938 (2)	Tandem Diabetes Care, Inc.	688,524	0.3
50,864 (2)	Travere Therapeutics, Inc.	752,787	0.3
		37,785,391	16.1

	Industrials: 17.4%
10,523	Albany International Corp. - Class A	737,978	0.3
19,421	Allison Transmission Holdings, Inc.	1,844,801	0.8
26,044	Apogee Enterprises, Inc.	1,057,386	0.4
8,826	Applied Industrial Technologies, Inc.	2,051,604	0.9
25,643	Atmus Filtration Technologies, Inc.	933,918	0.4
35,885	Cadre Holdings, Inc.	1,142,937	0.5
75,693 (2)	CoreCivic, Inc.	1,594,852	0.7
19,517	CSG Systems International, Inc.	1,274,655	0.5
34,843	Enerpac Tool Group Corp.	1,413,232	0.6
48,930 (2)	ExlService Holdings, Inc.	2,142,645	0.9
56,255	Flowserve Corp.	2,944,949	1.3
12,834	Franklin Electric Co., Inc.	1,151,723	0.5
15,685	FTAI Aviation Ltd.	1,804,402	0.8
73,381 (2)	GEO Group, Inc.	1,757,475	0.7
14,617 (1)(2)	Innodata, Inc.	748,683	0.3
18,911	Insperity, Inc.	1,136,929	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
49,593	Kennametal, Inc.	$1,138,655	0.5
7,851	Lincoln Electric Holdings, Inc.	1,627,669	0.7
175,731 (2)	Manitowoc Co., Inc.	2,112,287	0.9
48,065	Marten Transport Ltd.	624,364	0.3
90,671	Mueller Water Products, Inc. - Class A	2,179,731	0.9
73,884 (2)	NOW, Inc.	1,095,700	0.5
40,197	nVent Electric PLC	2,944,430	1.2
18,956	Pentair PLC	1,946,023	0.8
17,226	Primoris Services Corp.	1,342,595	0.6
99,163	Shyft Group, Inc.	1,243,504	0.5
11,419	TriNet Group, Inc.	835,186	0.4
		40,828,313	17.4

	Information Technology: 17.6%
367,535 (2)	8x8, Inc.	720,369	0.3
75,641	A10 Networks, Inc.	1,463,653	0.6
42,579 (2)	ACI Worldwide, Inc.	1,954,802	0.8
56,440 (2)	Amplitude, Inc. - Class A	699,856	0.3
22,002 (2)	ASGN, Inc.	1,098,560	0.5
166,968 (2)	AvePoint, Inc.	3,224,152	1.4
101,209 (2)	Box, Inc. - Class A	3,458,312	1.5
67,568 (2)	Clearwater Analytics Holdings, Inc. - Class A	1,481,766	0.6
114,727 (2)	Cohu, Inc.	2,207,347	0.9
21,626 (2)	Credo Technology Group Holding Ltd.	2,002,351	0.9
31,134	CTS Corp.	1,326,620	0.6
43,656 (2)	Dropbox, Inc. - Class A	1,248,562	0.5
33,629 (2)	Extreme Networks, Inc.	603,641	0.3
46,898 (1)	Ingram Micro Holding Corp.	977,354	0.4
24,186 (2)	Intapp, Inc.	1,248,481	0.5
29,602 (1)(2)	IonQ, Inc.	1,271,998	0.5
58,389 (2)	Knowles Corp.	1,028,814	0.4
6,564	Littelfuse, Inc.	1,488,256	0.6
57,367 (2)	MaxLinear, Inc.	815,185	0.4
47,365 (2)	PagerDuty, Inc.	723,737	0.3
55,681 (2)	Photronics, Inc.	1,048,473	0.5
24,401 (2)	Pure Storage, Inc. - Class A	1,405,010	0.6
12,209 (2)	Rambus, Inc.	781,620	0.3
39,310	Sapiens International Corp. NV	1,149,817	0.5
152,446 (2)	Sprinklr, Inc. - Class A	1,289,693	0.6
52,674 (2)	Verint Systems, Inc.	1,036,098	0.4
56,169 (2)	Vertex, Inc. - Class A	1,984,732	0.9
59,984 (2)	Viavi Solutions, Inc.	604,039	0.3
204,789 (2)	Yext, Inc.	1,740,706	0.7
71,132 (2)	Zeta Global Holdings Corp. - Class A	1,101,835	0.5
		41,185,839	17.6

	Materials: 3.8%
24,683	Avient Corp.	797,508	0.3
7,206	Balchem Corp.	1,147,195	0.5
194,019 (2)	Cleveland-Cliffs, Inc.	1,474,544	0.6

See Accompanying Notes to Financial Statements

90

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
126,269	Element Solutions, Inc.	$2,859,993	1.2
7,285	Innospec, Inc.	612,596	0.3
60,760 (1)(2)	PureCycle Technologies, Inc.	832,412	0.4
146,810 (2)	Rayonier Advanced Materials, Inc.	565,218	0.2
117,509	Tronox Holdings PLC	595,771	0.3
		8,885,237	3.8

	Real Estate: 6.0%
107,783	Acadia Realty Trust	2,001,530	0.9
42,392	Alexander & Baldwin, Inc.	755,849	0.3
153,385	Apartment Investment and Management Co. - Class A	1,326,780	0.6
34,917	Broadstone Net Lease, Inc.	560,418	0.2
177,118	DiamondRock Hospitality Co.	1,356,724	0.6
26,076	First Industrial Realty Trust, Inc.	1,255,038	0.5
56,171 (1)	Gladstone Land Corp.	571,259	0.2
306,690	Hudson Pacific Properties, Inc.	840,331	0.4
24,768	LTC Properties, Inc.	857,221	0.4
123,857 (1)	Medical Properties Trust, Inc.	533,824	0.2
26,954	National Storage Affiliates Trust	862,258	0.4
59,773 (1)	Peakstone Realty Trust	789,601	0.3
41,982	Plymouth Industrial REIT, Inc.	674,231	0.3
204,474	Summit Hotel Properties, Inc.	1,040,773	0.5
18,507	Tanger Factory Outlet Centers, Inc.	565,944	0.2
		13,991,781	6.0

	Utilities: 3.1%
50,730	Avista Corp.	1,925,204	0.8
19,772	Black Hills Corp.	1,109,209	0.5
85,002 (2)	Hawaiian Electric Industries, Inc.	903,571	0.4
20,094	Northwest Natural Holding Co.	798,134	0.3
26,836	NorthWestern Corp.	1,376,687	0.6
30,407	Portland General Electric Co.	1,235,436	0.5
		7,348,241	3.1

	Total Common Stock (Cost $234,334,208)	229,841,085	98.1
Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.5%
16,463	iShares Russell 2000 ETF	$3,552,551	1.5

	Total Exchange-Traded Funds (Cost $3,440,284)	3,552,551	1.5

	Total Long-Term Investments (Cost $237,774,492)	233,393,636	99.6

Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.1%
	Repurchase Agreements: 3.5%
313,397 (3)	BNP Paribas S.A., Repurchase Agreement dated 06/30/2025, 4.380%, due 07/01/2025 (Repurchase Amount $313,435, collateralized by various U.S. Government Securities, 0.000%- 3.875%, Market Value plus accrued interest $319,665, due 07/10/25-05/15/42)	313,397	0.1
2,141,680 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $2,141,938, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 6.500%, Market Value plus accrued interest $2,184,514, due 06/01/30-02/01/57)	2,141,680	0.9

See Accompanying Notes to Financial Statements

91

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,141,680 (3)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $2,141,938, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $2,184,514, due 08/15/34-06/01/55)	$2,141,680	0.9
1,500,295 (3)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,500,475, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 7.000%, Market Value plus accrued interest $1,530,301, due 03/01/34-05/01/55)	1,500,295	0.7
2,034,596 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $2,034,846, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,069,171, due 07/15/26-02/15/54)	2,034,596	0.9
	Total Repurchase Agreements (Cost $8,131,648)	8,131,648	3.5

	Time Deposits: 0.3%
210,000 (3)	Canadian Imperial Bank of Commerce, 4.320%, 07/01/2025	210,000	0.1
Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
200,000 (3)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 07/01/2025	$200,000	0.0
210,000 (3)	Mizuho Bank Ltd., 4.330%, 07/01/2025	210,000	0.1
210,000 (3)	Royal Bank of Canada, 4.330%, 07/01/2025	210,000	0.1
	Total Time Deposits (Cost $830,000)	830,000	0.3
Shares	RA	Value	Percentage of Net Assets
	Mutual Funds: 0.3%
679,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $679,000)	$679,000	0.3
	Total Short-Term Investments (Cost $9,640,648)	9,640,648	4.1
	Total Investments in Securities (Cost $247,415,140)	$243,034,284	103.7
	Liabilities in Excess of Other Assets	(8,606,431)	(3.7)
	Net Assets	$234,427,853	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

92

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$229,841,085	$—	$—	$229,841,085
Exchange-Traded Funds	3,552,551	—	—	3,552,551
Short-Term Investments	679,000	8,961,648	—	9,640,648
Total Investments, at fair value	$234,072,636	$8,961,648	$—	$243,034,284

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $262,869,357.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$14,372,179
Gross Unrealized Depreciation	(34,207,649)
Net Unrealized Depreciation	$(19,835,470)

See Accompanying Notes to Financial Statements

93

Investment Adviser	Custodian
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc. 103 Bellevue Parkway Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-CAPAPALL (0625)

Semi-Annual Financial Statements and Other Information

June 30, 2025

Classes ADV, I, S and S2

Voya Variable Product Index Funds

■	Voya International Index Portfolio
■	Voya Russell™ Large Cap Growth Index Portfolio
■	Voya Russell™ Large Cap Index Portfolio
■	Voya Russell™ Large Cap Value Index Portfolio
■	Voya Russell™ Mid Cap Growth Index Portfolio

■	Voya Russell™ Mid Cap Index Portfolio
■	Voya Russell™ Small Cap Index Portfolio
■	Voya U.S. Bond Index Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2025 (unaudited)

	Voya	Voya Russell™		Voya Russell™
	International	Large Cap	Voya Russell™	Large Cap
	Index	Growth Index	Large Cap Index	Value Index
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value+*	$1,195,396,806	$1,496,925,967	$924,568,462	$272,020,344
Short-term investments at fair value†	80,937,436	6,861,000	3,773,000	267,000
Cash	1,767	307,280	164,357	48,459
Cash collateral for futures contracts	1,066,479	279,975	193,829	64,610
Foreign currencies at value‡	1,845,844	–	–	–
Receivables:
Investment securities and currencies sold	654,981	–	–	800,990
Fund shares sold	148,773	916,733	18,842	569,264
Dividends	1,694,012	433,177	380,934	191,455
Interest	12	76	63	100
Foreign tax reclaims	8,971,245	–	–	–
Variation margin on futures contracts	14,706	19,500	13,499	4,499
Prepaid expenses	11,666	12,873	9,309	2,681
Reimbursement due from Investment Adviser	106,572	37,274	119,990	15,566
Other assets	109,910	40,957	109,435	31,449
Total assets	1,290,960,209	1,505,834,812	929,351,720	274,016,417

LIABILITIES:
Payable for investment securities and currencies
purchased	518,381	2,884,398	929,053	–
Payable for fund shares redeemed	4,500,008	1,472,164	383,469	18,132
Payable upon receipt of securities loaned	72,083,436	–	–	–
Payable for investment management fees	473,181	470,443	257,954	106,555
Payable for distribution and shareholder service fees	182,861	78,534	94,424	25,638
Payable to directors under the deferred compensation
plan (Note 6)	109,910	40,957	109,435	31,449
Payable for directors fees	2,995	3,532	2,182	644
Other accrued expenses and liabilities	455,999	494,901	512,664	356,613
Total liabilities	78,326,771	5,444,929	2,289,181	539,031
NET ASSETS	$1,212,633,438	$1,500,389,883	$927,062,539	$273,477,386

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$735,624,515	$254,137,467	$154,238,577	$159,914,958
Total distributable earnings	477,008,923	1,246,252,416	772,823,962	113,562,428
NET ASSETS	$1,212,633,438	$1,500,389,883	$927,062,539	$273,477,386

+ Including securities loaned at value	$66,266,575	$—	$—	$—
* Cost of investments in securities	$526,396,450	$413,028,571	$178,637,519	$163,822,220
† Cost of short-term investments	$80,937,436	$6,861,000	$3,773,000	$267,000
‡ Cost of foreign currencies	$1,825,933	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2025 (UNAUDITED) (cONTINUED)

	Voya	Voya Russell™		Voya Russell™
	International	Large Cap	Voya Russell™	Large Cap
	Index	Growth Index	Large Cap Index	Value Index
	Portfolio	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$395,660,180	$14,420	$205,485,237	$6,883
Shares authorized	250,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	30,905,459	191	4,946,051	278
Net asset value and redemption price per share	$12.80	$75.52	$41.55	$24.79

Class I
Net assets	$697,276,165	$1,104,145,589	$656,072,300	$145,363,448
Shares authorized	200,000,000	100,000,000	400,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	53,389,615	14,344,509	15,349,443	5,783,285
Net asset value and redemption price per share	$13.06	$76.97	$42.74	$25.14

Class S
Net assets	$117,146,330	$396,229,874	$65,342,765	$128,107,055
Shares authorized	100,000,000	100,000,000	200,000,000	200,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	9,036,351	5,199,178	1,542,401	5,058,148
Net asset value and redemption price per share	$12.96	$76.21	$42.36	$25.33

Class S2
Net assets	$2,550,763	n/a	$162,237	n/a
Shares authorized	100,000,000	n/a	100,000,000	n/a
Par value	$0.001	n/a	$0.001	n/a
Shares outstanding	197,165	n/a	3,685	n/a
Net asset value and redemption price per share	$12.94	n/a	$44.03	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2025 (UNAUDITED)

	Voya Russell™
	Mid Cap	Voya Russell™	Voya Russell™
	Growth Index	Mid Cap Index	Small Cap Index	Voya U.S. Bond
	Portfolio	Portfolio	Portfolio	Index Portfolio
ASSETS:
Investments in securities at fair value+*	$981,065,308	$990,633,380	$520,039,963	$1,324,727,033
Investments in affiliates at fair value**	–	557,563	–	–
Short-term investments at fair value†	5,228,098	10,200,623	101,489,338	115,394,524
Cash	5,996,388	1,808,597	1,105,951	217,655
Cash collateral for futures contracts	173,233	216,541	555,275	2,961,610
Receivables:
Investment securities sold	12,127,718	2,297,249	408,637	101,956,545
Fund shares sold	918	286,371	534,791	7,291,704
Dividends	215,238	858,380	506,874	16,735
Interest	192	152	–	7,543,264
Foreign tax reclaims	1,959	3,243	15,677	–
Variation margin on futures contracts	–	–	8,332	712,176
Prepaid expenses	8,663	8,897	4,994	14,797
Reimbursement due from Investment Adviser	13,184	84,773	49,670	165,763
Other assets	30,739	90,582	52,492	187,832
Total assets	1,004,861,638	1,007,046,351	624,771,994	1,561,189,638

LIABILITIES:
Income distribution payable	–	–	–	4,819,661
Payable for investment securities purchased	12,376,756	1,451,811	1,129,154	107,306,952
Payable for fund shares redeemed	3,347,814	392,750	285,126	565,305
Payable upon receipt of securities loaned	5,228,098	10,087,623	97,658,338	57,596,383
Variation margin payable on futures contracts	641	801	–	–
Payable for investment management fees	308,992	320,460	181,887	440,192
Payable for distribution and shareholder service
fees	192,829	107,197	88,734	46,122
Payable to directors under the deferred
compensation plan (Note 6)	30,739	90,582	52,492	187,832
Payable for directors fees	2,349	2,362	1,310	3,753
Payable for borrowings against line of credit
(Note 10)	3,712,000	–	–	–
Other accrued expenses and liabilities	264,176	488,981	246,685	111,144
Total liabilities	25,464,394	12,942,567	99,643,726	171,077,344
NET ASSETS	$979,397,244	$994,103,784	$525,128,268	$1,390,112,294

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$628,245,143	$452,209,086	$293,693,707	$1,741,227,855
Total distributable earnings (loss)	351,152,101	541,894,698	231,434,561	(351,115,561)
NET ASSETS	$979,397,244	$994,103,784	$525,128,268	$1,390,112,294

+ Including securities loaned at value	$5,069,913	$9,588,784	$94,913,327	$56,111,297
* Cost of investments in securities	$682,059,902	$507,538,121	$310,110,112	$1,361,599,975
** Cost of investments in affiliates	$—	$224,155	$—	$—
† Cost of short-term investments	$5,228,098	$10,200,623	$101,489,338	$115,400,514

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2025 (UNAUDITED) (cONTINUED)

	Voya Russell™
	Mid Cap	Voya Russell™	Voya Russell™
	Growth Index	Mid Cap Index	Small Cap Index	Voya U.S. Bond
	Portfolio	Portfolio	Portfolio	Index Portfolio
Class ADV
Net assets	n/a	$176,330,103	$104,254,051	$19,316,530
Shares authorized	n/a	100,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	18,342,203	9,155,143	2,129,346
Net asset value and redemption price per share	n/a	$9.61	$11.39	$9.07

Class I
Net assets	$26,525,805	$642,725,456	$190,931,833	$1,182,350,944
Shares authorized	100,000,000	300,000,000	100,000,000	700,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	511,143	61,404,354	15,850,730	129,825,505
Net asset value and redemption price per share	$51.90	$10.47	$12.05	$9.11

Class S
Net assets	$950,430,663	$167,997,266	$225,800,583	$187,491,126
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	18,424,569	16,470,067	18,988,123	20,643,666
Net asset value and redemption price per share	$51.58	$10.20	$11.89	$9.08

Class S2
Net assets	$2,440,776	$7,050,959	$4,141,801	$953,694
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	47,656	715,103	358,265	104,983
Net asset value and redemption price per share	$51.22	$9.86	$11.56	$9.08

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2025 (UNAUDITED)

	Voya	Voya Russell™		Voya Russell™
	International	Large Cap	Voya Russell™	Large Cap
	Index	Growth Index	Large Cap Index	Value Index
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$23,716,275	$4,783,244	$5,425,695	$2,781,820
Interest	20,843	4,738	7,202	2,695
Securities lending income, net	137,286	52	24	—
Other	4,521	5,402	3,371	929
Total investment income	23,878,925	4,793,436	5,436,292	2,785,444

EXPENSES:
Investment management fees	2,762,429	3,371,767	1,514,942	631,994
Distribution and shareholder service fees:
Class ADV	927,473	32	478,998	17
Class S	135,629	462,221	76,451	151,588
Class S2	4,341	—	247	—
Transfer agent fees:
Class ADV	46,222	2	58,224	3
Class I	88,018	199,216	186,195	50,396
Class S	13,519	71,476	18,582	45,622
Class S2	270	—	39	—
Shareholder reporting expense	10,680	13,723	13,801	5,390
Professional fees	39,096	57,176	38,364	10,495
Custody and accounting expense	231,300	51,947	29,010	18,340
Directors fees	14,974	17,658	10,908	3,218
Licensing fee (Note 8)	136,190	77,694	35,221	11,276
Miscellaneous expense	44,401	47,632	50,580	18,714
Interest expense	11,089	78	270	—
Total expenses	4,465,631	4,370,622	2,511,832	947,053
Waived and reimbursed fees	(726,183)	(876,908)	(389,072)	(243,912)
Net expenses	3,739,448	3,493,714	2,122,760	703,141
Net investment income	20,139,477	1,299,722	3,313,532	2,082,303

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	33,025,121	161,361,269	25,960,796	6,814,012
Foreign currency related transactions	318,905	—	—	—
Futures	3,963,676	(112,731)	(100,665)	(25,984)
Net realized gain	37,307,702	161,248,538	25,860,131	6,788,028
Net change in unrealized appreciation (depreciation) on:
Investments	161,888,382	(76,239,351)	23,242,477	7,261,513
Foreign currency related transactions	1,096,515	—	—	—
Futures	1,066,683	235,888	163,403	46,563
Net change in unrealized appreciation (depreciation)	164,051,580	(76,003,463)	23,405,880	7,308,076
Net realized and unrealized gain	201,359,282	85,245,075	49,266,011	14,096,104
Increase in net assets resulting from operations	$221,498,759	$86,544,797	$52,579,543	$16,178,407

* Foreign taxes withheld	$2,582,057	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2025 (UNAUDITED)

	Voya Russell™
	Mid Cap	Voya Russell™	Voya Russell™
	Growth Index	Mid Cap Index	Small Cap Index	Voya U.S. Bond
	Portfolio	Portfolio	Portfolio	Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,922,899	$7,978,762	$3,930,462	$440,295
Dividends from affiliates	—	7,016	—	—
Interest	4,998	6,004	18,921	31,661,229
Securities lending income, net	13,589	19,282	173,547	151,799
Other	3,686	3,742	2,130	5,899
Total investment income	2,945,172	8,014,806	4,125,060	32,259,222

EXPENSES:
Investment management fees	2,285,451	1,921,181	1,118,347	2,754,263
Distribution and shareholder service fees:
Class ADV	—	427,440	254,050	47,308
Class S	1,131,772	209,372	283,634	230,070
Class S2	4,458	13,951	8,521	1,893
Transfer agent fees:
Class ADV	—	62,642	45,498	499
Class I	724	216,780	83,912	33,904
Class S	27,134	61,370	101,586	4,854
Class S2	66	2,556	1,909	25
Shareholder reporting expense	3,411	16,287	10,756	5,905
Professional fees	35,396	35,255	15,195	53,449
Custody and accounting expense	36,232	39,820	26,445	327,468
Directors fees	11,744	11,811	6,553	18,763
Licensing fee (Note 8)	25,952	20,772	15,253	—
Miscellaneous expense	23,136	24,414	6,301	36,335
Interest expense	2,068	587	—	—
Total expenses	3,587,544	3,064,238	1,977,960	3,514,736
Waived and reimbursed fees	(576,586)	(528,936)	(310,699)	(542,190)
Net expenses	3,010,958	2,535,302	1,667,261	2,972,546
Net investment income (loss)	(65,786)	5,479,504	2,457,799	29,286,676

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	116,182,659	64,905,911	28,504,628	142,557
Sale of investments in affiliates	—	24,839	—	—
Futures	(241,543)	(302,363)	(783,826)	(6,430,821)
Net realized gain (loss)	115,941,116	64,628,387	27,720,802	(6,288,264)
Net change in unrealized appreciation (depreciation) on:
Investments	(31,033,524)	(28,639,142)	(43,668,672)	27,541,409
Affiliates	—	(8,691)	—	—
Futures	175,924	223,460	463,737	5,447,862
Net change in unrealized appreciation (depreciation)	(30,857,600)	(28,424,373)	(43,204,935)	32,989,271
Net realized and unrealized gain (loss)	85,083,516	36,204,014	(15,484,133)	26,701,007
Increase (decrease) in net assets resulting from operations	$85,017,730	$41,683,518	$(13,026,334)	$55,987,683

* Foreign taxes withheld	$405	$3,545	$8,618	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya International		Voya Russell™ Large Cap
	Index Portfolio		Growth Index Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2025	December 31,	June 30, 2025	December 31,
	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS:
Net investment income	$20,139,477	$26,751,265	$1,299,722	$2,444,452
Net realized gain	37,307,702	3,990,563	161,248,538	411,169,244
Net change in unrealized appreciation (depreciation)	164,051,580	4,631,463	(76,003,463)	32,827,413
Increase in net assets resulting from operations	221,498,759	35,373,291	86,544,797	446,441,109

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(7,849,983)	(9,568,522)	(1,383)	(436)
Class I	(17,974,541)	(19,301,161)	(115,068,117)	(34,396,947)
Class S	(2,524,414)	(3,043,573)	(38,125,044)	(34,516,631)
Class S2	(49,121)	(47,477)	—	—
Total distributions	(28,398,059)	(31,960,733)	(153,194,544)	(68,914,014)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	75,866,087	196,496,095	148,651,957	195,765,217
Reinvestment of distributions	28,398,059	31,960,733	153,194,544	68,914,014
	104,264,146	228,456,828	301,846,501	264,679,231
Cost of shares redeemed	(223,861,787)	(231,592,242)	(188,711,978)	(775,776,362)
Net increase (decrease) in net assets resulting from capital share transactions	(119,597,641)	(3,135,414)	113,134,523	(511,097,131)
Net increase (decrease) in net assets	73,503,059	277,144	46,484,776	(133,570,036)

NET ASSETS:
Beginning of year or period	1,139,130,379	1,138,853,235	1,453,905,107	1,587,475,143
End of year or period	$1,212,633,438	$1,139,130,379	$1,500,389,883	$1,453,905,107

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™		Voya Russell™ Large Cap
	Large Cap Index Portfolio		Value Index Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2025	December 31,	June 30, 2025	December 31,
	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS:
Net investment income	$3,313,532	$14,154,794	$2,082,303	$17,024,426
Net realized gain	25,860,131	807,838,535	6,788,028	312,032,728
Net change in unrealized appreciation (depreciation)	23,405,880	(417,541,847)	7,308,076	(175,286,026)
Increase in net assets resulting from operations	52,579,543	404,451,482	16,178,407	153,771,128

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(7,512,553)	(1,409,954)	(1,676)	(199)
Class I	(26,388,604)	(6,085,424)	(35,826,240)	(6,074,946)
Class S	(2,577,346)	(13,378,163)	(29,349,032)	(39,479,816)
Class S2	(5,608)	(339)	—	—
Total distributions	(36,484,111)	(20,873,880)	(65,176,948)	(45,554,961)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	30,779,648	64,745,970	64,251,799	17,435,925
Reinvestment of distributions	36,484,111	20,873,880	65,176,948	45,554,961
	67,263,759	85,619,850	129,428,747	62,990,886
Cost of shares redeemed	(50,738,573)	(1,773,409,986)	(17,665,725)	(1,245,736,233)
Net increase (decrease) in net assets resulting from capital share transactions	16,525,186	(1,687,790,136)	111,763,022	(1,182,745,347)
Net increase (decrease) in net assets	32,620,618	(1,304,212,534)	62,764,481	(1,074,529,180)

NET ASSETS:
Beginning of year or period	894,441,921	2,198,654,455	210,712,905	1,285,242,085
End of year or period	$927,062,539	$894,441,921	$273,477,386	$210,712,905

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™ Mid Cap		Voya Russell™
	Growth Index Portfolio		Mid Cap Index Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2025	December 31,	June 30, 2025	December 31,
	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS:
Net investment income (loss)	$(65,786)	$221,192	$5,479,504	$10,278,020
Net realized gain	115,941,116	71,054,234	64,628,387	110,727,818
Net change in unrealized appreciation (depreciation)	(30,857,600)	116,543,768	(28,424,373)	17,104,839
Increase in net assets resulting from operations	85,017,730	187,819,194	41,683,518	138,110,677

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(22,447,254)	(18,901,232)
Class I	(64,847)	(81,551)	(75,232,243)	(58,986,658)
Class S	(69,906)	(1,522,627)	(21,049,092)	(18,875,320)
Class S2	—	(1,365)	(859,241)	(845,179)
Total distributions	(134,753)	(1,605,543)	(119,587,830)	(97,608,389)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,601,237	16,050,199	62,457,144	92,338,694
Reinvestment of distributions	134,753	1,605,543	119,587,830	97,608,389
	5,735,990	17,655,742	182,044,974	189,947,083
Cost of shares redeemed	(86,074,011)	(215,166,037)	(92,030,989)	(218,391,612)
Net increase (decrease) in net assets resulting from capital share transactions	(80,338,021)	(197,510,295)	90,013,985	(28,444,529)
Net increase (decrease) in net assets	4,544,956	(11,296,644)	12,109,673	12,057,759

NET ASSETS:
Beginning of year or period	974,852,288	986,148,932	981,994,111	969,936,352
End of year or period	$979,397,244	$974,852,288	$994,103,784	$981,994,111

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™
	Small Cap Index Portfolio		Voya U.S. Bond Index Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2025	December 31,	June 30, 2025	December 31,
	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS:
Net investment income	$2,457,799	$4,739,127	$29,286,676	$61,154,266
Net realized gain (loss)	27,720,802	60,081,144	(6,288,264)	(56,274,584)
Net change in unrealized appreciation (depreciation)	(43,204,935)	(2,774,488)	32,989,271	9,135,923
Increase (decrease) in net assets resulting from operations	(13,026,334)	62,045,783	55,987,683	14,015,605

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(13,030,588)	(8,151,346)	(328,375)	(688,874)
Class I	(23,750,151)	(15,668,264)	(25,499,828)	(56,451,837)
Class S	(28,092,870)	(19,447,503)	(3,425,698)	(5,909,607)
Class S2	(478,629)	(371,359)	(16,885)	(33,630)
Total distributions	(65,352,238)	(43,638,472)	(29,270,786)	(63,083,948)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	16,211,137	30,304,110	170,236,128	655,278,639
Reinvestment of distributions	65,352,238	43,638,472	29,270,786	63,083,948
	81,563,375	73,942,582	199,506,914	718,362,587
Cost of shares redeemed	(52,476,501)	(134,192,496)	(409,297,854)	(694,209,603)
Net increase (decrease) in net assets resulting from capital share transactions	29,086,874	(60,249,914)	(209,790,940)	24,152,984
Net decrease in net assets	(49,291,698)	(41,842,603)	(183,074,043)	(24,915,359)
NET ASSETS:
Beginning of year or period	574,419,966	616,262,569	1,573,186,337	1,598,101,696
End of year or period	$525,128,268	$574,419,966	$1,390,112,294	$1,573,186,337

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya International Index Portfolio
Class ADV
06-30-25+	10.88	0.18•	1.99	2.17	0.25	—	—	0.25	—	12.80	20.14	1.07	0.94	0.94	3.09	395,660	2
12-31-24	10.86	0.22•	0.07	0.29	0.27	—	—	0.27	—	10.88	2.61	1.07	0.94	0.94	1.99	354,098	7
12-31-23	9.71	0.22•	1.41	1.63	0.48	—	—	0.48	—	10.86	17.10	1.10	0.95	0.95	2.11	402,013	9
12-31-22	11.79	0.22•	(2.00)	(1.78)	0.30	—	—	0.30	—	9.71	(15.03)	1.05	0.94	0.94	2.27	390,657	17
12-31-21	10.86	0.19•	0.93	1.12	0.19	—	—	0.19	—	11.79	10.41	1.04	0.94	0.94	1.63	490,645	4
12-31-20	10.39	0.16	0.53	0.69	0.22	—	—	0.22	—	10.86	7.28	1.04	0.95	0.95	1.43	508,888	12
Class I
06-30-25+	11.12	0.21•	2.05	2.26	0.32	—	—	0.32	—	13.06	20.47	0.57	0.45	0.45	3.55	697,276	2
12-31-24	11.10	0.28•	0.07	0.35	0.33	—	—	0.33	—	11.12	3.03	0.57	0.45	0.45	2.44	681,008	7
12-31-23	9.91	0.27•	1.45	1.72	0.53	—	—	0.53	—	11.10	17.74	0.60	0.46	0.46	2.57	609,510	9
12-31-22	12.04	0.27•	(2.04)	(1.77)	0.36	—	—	0.36	—	9.91	(14.59)	0.55	0.45	0.45	2.70	530,382	17
12-31-21	11.09	0.25•	0.94	1.19	0.24	—	—	0.24	—	12.04	10.86	0.54	0.45	0.45	2.11	564,827	4
12-31-20	10.61	0.21	0.54	0.75	0.27	—	—	0.27	—	11.09	7.90	0.54	0.46	0.46	1.98	580,413	12
Class S
06-30-25+	11.02	0.20•	2.02	2.22	0.28	—	—	0.28	—	12.96	20.35	0.82	0.70	0.70	3.33	117,146	2
12-31-24	11.01	0.25•	0.06	0.31	0.30	—	—	0.30	—	11.02	2.72	0.82	0.70	0.70	2.23	102,136	7
12-31-23	9.83	0.25•	1.44	1.69	0.51	—	—	0.51	—	11.01	17.54	0.85	0.71	0.71	2.37	125,543	9
12-31-22	11.95	0.22•	(2.01)	(1.79)	0.33	—	—	0.33	—	9.83	(14.87)	0.80	0.70	0.70	2.26	123,750	17
12-31-21	11.01	0.22•	0.94	1.16	0.22	—	—	0.22	—	11.95	10.62	0.79	0.70	0.70	1.87	79,437	4
12-31-20	10.53	0.18	0.54	0.72	0.24	—	—	0.24	—	11.01	7.62	0.79	0.71	0.71	1.66	75,948	12
Class S2
06-30-25+	11.00	0.19•	2.02	2.21	0.27	—	—	0.27	—	12.94	20.28	0.97	0.85	0.85	3.23	2,551	2
12-31-24	10.99	0.23•	0.07	0.30	0.29	—	—	0.29	—	11.00	2.62	0.97	0.85	0.85	2.06	1,889	7
12-31-23	9.82	0.22•	1.45	1.67	0.50	—	—	0.50	—	10.99	17.30	1.00	0.86	0.86	2.16	1,787	9
12-31-22	11.94	0.24•	(2.04)	(1.80)	0.32	—	—	0.32	—	9.82	(14.98)	0.95	0.85	0.85	2.40	1,400	17
12-31-21	11.00	0.20•	0.94	1.14	0.20	—	—	0.20	—	11.94	10.49	0.94	0.85	0.85	1.72	1,290	4
12-31-20	10.51	0.15	0.56	0.71	0.22	—	—	0.22	—	11.00	7.40	0.94	0.86	0.86	1.49	1,209	12
Voya Russell™ Large Cap Growth Index Portfolio
Class ADV
06-30-25+	80.79	(0.09)•	2.94	2.85	0.01	8.11	—	8.12	—	75.52	4.84	1.06	0.93	0.93	(0.25)	14	37
12-31-24	62.71	(0.18)•	20.92	20.74	0.04	2.62	—	2.66	—	80.79	33.91	1.04	0.93	0.93	(0.25)	14	29
12-31-23	45.41	0.02•	19.94	19.96	0.02	2.64	—	2.66	—	62.71	45.29	1.05	0.93	0.93	0.03	10	36
12-31-22	71.86	0.04•	(21.57)	(21.53)	—	4.92	—	4.92	—	45.41	(30.40)	1.05	0.93	0.93	0.07	7	21
12-31-21	55.65	(0.08)•	16.67	16.59	0.10	0.28	—	0.38	—	71.86	29.98	1.04	0.93	0.93	(0.14)	10	22
12-31-20	42.54	0.06	15.22	15.28	0.10	2.07	—	2.17	—	55.65	37.80	1.05	0.93	0.93	0.15	8	13
Class I
06-30-25+	82.11	0.10•	3.02	3.12	0.15	8.11	—	8.26	—	76.97	5.11	0.56	0.43	0.43	0.25	1,104,146	37
12-31-24	63.61	0.19•	21.23	21.42	0.30	2.62	—	2.92	—	82.11	34.60	0.54	0.43	0.43	0.25	1,056,009	29
12-31-23	46.04	0.29•	20.21	20.50	0.28	2.64	—	2.92	—	63.61	45.99	0.55	0.43	0.43	0.52	775,807	36
12-31-22	72.73	0.31•	(21.83)	(21.52)	0.25	4.92	—	5.17	—	46.04	(30.03)	0.55	0.43	0.43	0.56	472,316	21
12-31-21	56.25	0.23•	16.85	17.08	0.32	0.28	—	0.60	—	72.73	30.67	0.54	0.43	0.43	0.36	722,412	22
12-31-20	42.96	0.31	15.33	15.64	0.28	2.07	—	2.35	—	56.25	38.47	0.55	0.43	0.43	0.65	590,681	13
Class S
06-30-25+	81.40	0.00*•	2.99	2.99	0.07	8.11	—	8.18	—	76.21	4.98	0.81	0.68	0.68	0.00 *	396,230	37
12-31-24	63.11	0.01•	21.06	21.07	0.16	2.62	—	2.78	—	81.40	34.25	0.79	0.68	0.68	0.01	397,882	29
12-31-23	45.68	0.16•	20.05	20.21	0.14	2.64	—	2.78	—	63.11	45.65	0.80	0.68	0.68	0.29	811,657	36

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Russell™ Large Cap Growth Index Portfolio (continued)
Class S (continued)
12-31-22	72.15	0.17•	(21.65)	(21.48)	0.07	4.92	—	4.99	—	45.68	(30.21)	0.80	0.68	0.68	0.31	604,096	21
12-31-21	55.81	0.07•	16.75	16.82	0.20	0.28	—	0.48	—	72.15	30.36	0.79	0.68	0.68	0.11	976,363	22
12-31-20	42.68	0.21	15.21	15.42	0.22	2.07	—	2.29	—	55.81	38.13	0.80	0.68	0.68	0.40	876,025	13
Voya Russell™ Large Cap Index Portfolio
Class ADV
06-30-25+	40.87	0.08•	2.21	2.29	0.53	1.08	—	1.61	—	41.55	6.02	0.95	0.86	0.86	0.39	205,485	7
12-31-24	32.59	0.17•	8.37	8.54	0.26	—	—	0.26	—	40.87	26.33	0.90	0.86	0.86	0.44	199,822	15
12-31-23	25.53	0.21•	7.09	7.30	0.24	—	—	0.24	—	32.59	28.76	0.90	0.86	0.86	0.74	171,835	11
12-31-22	33.57	0.20•	(7.04)	(6.84)	0.07	1.13	—	1.20	—	25.53	(20.48)	0.89	0.86	0.86	0.72	127,078	13
12-31-21	27.91	0.16•	7.04	7.20	0.25	1.29	—	1.54	—	33.57	26.81	0.92	0.86	0.86	0.53	163,976	23
12-31-20	24.38	0.22•	4.56	4.78	0.29	0.96	—	1.25	—	27.91	21.24	0.94	0.86	0.86	0.90	105,733	6
Class I
06-30-25+	42.09	0.18•	2.27	2.45	0.72	1.08	—	1.80	—	42.74	6.26	0.45	0.36	0.36	0.89	656,072	7
12-31-24	33.52	0.36•	8.61	8.97	0.40	—	—	0.40	—	42.09	26.95	0.40	0.36	0.36	0.94	631,500	15
12-31-23	26.25	0.37•	7.28	7.65	0.38	—	—	0.38	—	33.52	29.41	0.40	0.36	0.36	1.24	519,421	11
12-31-22	34.46	0.35•	(7.23)	(6.88)	0.20	1.13	—	1.33	—	26.25	(20.07)	0.39	0.36	0.36	1.22	448,139	13
12-31-21	28.58	0.32•	7.21	7.53	0.36	1.29	—	1.65	—	34.46	27.41	0.42	0.36	0.36	1.03	565,026	23
12-31-20	24.92	0.34•	4.67	5.01	0.39	0.96	—	1.35	—	28.58	21.86	0.44	0.36	0.36	1.39	457,743	6
Class S
06-30-25+	41.70	0.13•	2.26	2.39	0.65	1.08	—	1.73	—	42.36	6.18	0.70	0.61	0.61	0.64	65,343	7
12-31-24	33.22	0.26•	8.54	8.80	0.32	—	—	0.32	—	41.70	26.62	0.65	0.61	0.61	0.71	63,016	15
12-31-23	26.01	0.29•	7.22	7.51	0.30	—	—	0.30	—	33.22	29.08	0.65	0.61	0.61	0.99	1,507,252	11
12-31-22	34.20	0.28•	(7.18)	(6.90)	0.16	1.13	—	1.29	—	26.01	(20.26)	0.64	0.61	0.61	0.97	1,389,220	13
12-31-21	28.37	0.24•	7.17	7.41	0.29	1.29	—	1.58	—	34.20	27.13	0.67	0.61	0.61	0.78	2,005,750	23
12-31-20	24.73	0.28•	4.64	4.92	0.32	0.96	—	1.28	—	28.37	21.58	0.69	0.61	0.61	1.16	596,783	6
Class S2
06-30-25+	43.27	0.10•	2.35	2.45	0.61	1.08	—	1.69	—	44.03	6.06	0.85	0.76	0.76	0.50	162	7
12-31-24	34.37	0.22•	8.84	9.06	0.16	—	—	0.16	—	43.27	26.42	0.80	0.76	0.76	0.55	104	15
12-31-23	26.90	0.26•	7.47	7.73	0.26	—	—	0.26	—	34.37	28.89	0.80	0.76	0.76	0.84	147	11
12-31-22	35.29	0.24•	(7.41)	(7.17)	0.09	1.13	—	1.22	—	26.90	(20.40)	0.79	0.76	0.76	0.79	114	13
12-31-21	29.26	0.21•	7.38	7.59	0.27	1.29	—	1.56	—	35.29	26.92	0.82	0.76	0.76	0.66	276	23
12-31-20	25.47	0.25•	4.79	5.04	0.29	0.96	—	1.25	—	29.26	21.37	0.84	0.76	0.76	0.99	1,107	6
Voya Russell™ Large Cap Value Index Portfolio
Class ADV
06-30-25+	31.13	0.18•	1.60	1.78	2.21	5.91	—	8.12	—	24.79	7.12	1.12	0.93	0.93	1.25	7	25
12-31-24	28.14	0.44•	3.55	3.99	0.50	0.50	—	1.00	—	31.13	14.38	0.94	0.84	0.84	1.46	6	36
12-31-23	26.10	0.44•	2.04	2.48	0.44	—	—	0.44	—	28.14	9.68	0.94	0.84	0.84	1.65	6	33
12-31-22	28.00	0.38•	(2.05)	(1.67)	0.23	—	—	0.23	—	26.10	(5.96)	0.95	0.85	0.85	1.47	5	26
12-31-21	23.26	0.35•	4.83	5.18	0.44	—	—	0.44	—	28.00	22.44	0.95	0.85	0.85	1.34	5	39
12-31-20	23.99	0.39•	(0.35)	0.04	0.12	0.65	—	0.77	—	23.26	1.00	0.95	0.85	0.85	1.87	4	19
Class I
06-30-25+	31.53	0.25•	1.62	1.87	2.35	5.91	—	8.26	—	25.14	7.35	0.62	0.43	0.43	1.75	145,363	25
12-31-24	28.47	0.61•	3.58	4.19	0.63	0.50	—	1.13	—	31.53	14.99	0.44	0.34	0.34	1.99	90,928	36
12-31-23	26.39	0.58•	2.07	2.65	0.57	—	—	0.57	—	28.47	10.27	0.44	0.34	0.34	2.18	161,507	33
12-31-22	28.31	0.52•	(2.08)	(1.56)	0.36	—	—	0.36	—	26.39	(5.48)	0.45	0.35	0.35	1.97	86,683	26
12-31-21	23.50	0.48•	4.88	5.36	0.55	—	—	0.55	—	28.31	22.99	0.45	0.35	0.35	1.83	99,157	39
12-31-20	24.26	0.50•	(0.37)	0.13	0.24	0.65	—	0.89	—	23.50	1.48	0.45	0.35	0.35	2.37	88,235	19

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Russell™ Large Cap Value Index Portfolio (continued)
Class S
06-30-25+	31.19	0.22•	1.62	1.84	1.79	5.91	—	7.70	—	25.33	7.23	0.87	0.68	0.68	1.50	128,107	25
12-31-24	28.18	0.53•	3.54	4.07	0.56	0.50	—	1.06	—	31.19	14.66	0.69	0.59	0.59	1.77	119,779	36
12-31-23	26.12	0.51•	2.05	2.56	0.50	—	—	0.50	—	28.18	9.99	0.69	0.59	0.59	1.90	1,123,729	33
12-31-22	28.04	0.45•	(2.06)	(1.61)	0.31	—	—	0.31	—	26.12	(5.71)	0.70	0.60	0.60	1.72	1,210,116	26
12-31-21	23.28	0.41•	4.84	5.25	0.49	—	—	0.49	—	28.04	22.72	0.70	0.60	0.60	1.58	1,456,592	39
12-31-20	24.08	0.45•	(0.38)	0.07	0.22	0.65	—	0.87	—	23.28	1.20	0.70	0.60	0.60	2.13	777,063	19
Voya Russell™ Mid Cap Growth Index Portfolio
Class I
06-30-25+	47.50	0.06•	4.47	4.53	0.13	—	—	0.13	—	51.90	9.56	0.53	0.40	0.40	0.23	26,526	40
12-31-24	39.24	0.11•	8.32	8.43	0.17	—	—	0.17	—	47.50	21.54	0.53	0.40	0.40	0.27	23,695	54
12-31-23	31.46	0.15•	7.79	7.94	0.16	—	—	0.16	—	39.24	25.34	0.53	0.40	0.40	0.42	19,262	49
12-31-22	48.49	0.15•	(13.40)	(13.25)	—	3.78	—	3.78	—	31.46	(26.97)	0.53	0.40	0.40	0.43	16,213	38
12-31-21	44.95	0.04•	5.22	5.26	0.11	1.61	—	1.72	—	48.49	12.29	0.54	0.40	0.40	0.09	24,089	63
12-31-20	35.97	0.10	11.35	11.45	0.11	2.36	—	2.47	—	44.95	34.83	0.55	0.40	0.40	0.26	32,555	35
Class S
06-30-25+	47.16	(0.00)*•	4.43	4.43	0.01	—	—	0.01	—	51.58	9.38	0.78	0.65	0.65	(0.02)	950,431	40
12-31-24	38.95	0.01•	8.27	8.28	0.07	—	—	0.07	—	47.16	21.28	0.78	0.65	0.65	0.02	948,825	54
12-31-23	31.22	0.06•	7.74	7.80	0.07	—	—	0.07	—	38.95	25.02	0.78	0.65	0.65	0.17	964,889	49
12-31-22	48.28	0.06•	(13.34)	(13.28)	—	3.78	—	3.78	—	31.22	(27.16)	0.78	0.65	0.65	0.18	916,043	38
12-31-21	44.76	(0.05)•	5.19	5.14	0.01	1.61	—	1.62	—	48.28	12.03	0.79	0.65	0.65	(0.11)	1,464,517	63
12-31-20	35.86	0.01	11.31	11.32	0.06	2.36	—	2.42	—	44.76	34.52	0.80	0.65	0.65	0.01	655,413	35
Class S2
06-30-25+	46.85	(0.04)•	4.41	4.37	—	—	—	—	—	51.22	9.33	0.93	0.80	0.80	(0.17)	2,441	40
12-31-24	38.72	(0.06)•	8.22	8.16	0.03	—	—	0.03	—	46.85	21.07	0.93	0.80	0.80	(0.13)	2,332	54
12-31-23	31.04	0.01•	7.70	7.71	0.03	—	—	0.03	—	38.72	24.84	0.93	0.80	0.80	0.02	1,998	49
12-31-22	48.10	0.01•	(13.29)	(13.28)	—	3.78	—	3.78	—	31.04	(27.27)	0.93	0.80	0.80	0.03	1,676	38
12-31-21	44.66	(0.14)•	5.19	5.05	—	1.61	—	1.61	—	48.10	11.84	0.94	0.80	0.80	(0.30)	2,277	63
12-31-20	35.77	(0.05)	11.30	11.25	—	2.36	—	2.36	—	44.66	34.31	0.95	0.80	0.80	(0.14)	2,327	35
Voya Russell™ Mid Cap Index Portfolio
Class ADV
06-30-25+	10.64	0.04•	0.33	0.37	0.08	1.32	—	1.40	—	9.61	4.28	1.02	0.90	0.90	0.81	176,330	19
12-31-24	10.39	0.07•	1.32	1.39	0.09	1.05	—	1.14	—	10.64	14.32	1.03	0.90	0.90	0.68	180,135	30
12-31-23	10.17	0.08•	1.39	1.47	0.15	1.10	—	1.25	—	10.39	16.31	1.04	0.90	0.90	0.82	177,936	22
12-31-22	13.70	0.08•	(2.56)	(2.48)	0.06	0.99	—	1.05	—	10.17	(18.07)	1.03	0.90	0.90	0.69	167,537	18
12-31-21	12.59	0.05•	2.51	2.56	0.09	1.36	—	1.45	—	13.70	21.60	1.02	0.90	0.90	0.39	219,999	33
12-31-20	13.08	0.09	1.24	1.33	0.12	1.70	—	1.82	—	12.59	16.01	1.05	0.90	0.90	0.81	188,952	16
Class I
06-30-25+	11.49	0.07•	0.37	0.44	0.14	1.32	—	1.46	—	10.47	4.59	0.52	0.40	0.40	1.31	642,725	19
12-31-24	11.13	0.13•	1.43	1.56	0.15	1.05	—	1.20	—	11.49	14.90	0.53	0.40	0.40	1.18	615,397	30
12-31-23	10.82	0.14•	1.48	1.62	0.21	1.10	—	1.31	—	11.13	16.83	0.54	0.40	0.40	1.32	598,352	22
12-31-22	14.50	0.14•	(2.70)	(2.56)	0.13	0.99	—	1.12	—	10.82	(17.61)	0.53	0.40	0.40	1.19	591,369	18
12-31-21	13.24	0.13•	2.63	2.76	0.14	1.36	—	1.50	—	14.50	22.17	0.52	0.40	0.40	0.89	857,792	33
12-31-20	13.65	0.16	1.31	1.47	0.18	1.70	—	1.88	—	13.24	16.67	0.55	0.40	0.40	1.31	726,726	16
Class S
06-30-25+	11.21	0.06•	0.36	0.42	0.11	1.32	—	1.43	—	10.20	4.49	0.77	0.65	0.65	1.05	167,997	19
12-31-24	10.89	0.10•	1.39	1.49	0.12	1.05	—	1.17	—	11.21	14.55	0.78	0.65	0.65	0.93	178,931	30
12-31-23	10.61	0.11•	1.45	1.56	0.17	1.10	—	1.27	—	10.89	16.51	0.79	0.65	0.65	1.07	186,153	22
12-31-22	14.22	0.11•	(2.64)	(2.53)	0.09	0.99	—	1.08	—	10.61	(17.77)	0.78	0.65	0.65	0.94	184,295	18

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Russell™ Mid Cap Index Portfolio (continued)
Class S (continued)
12-31-21	13.02	0.09•	2.58	2.67	0.11	1.36	—	1.47	—	14.22	21.80	0.77	0.65	0.65	0.64	254,761	33
12-31-20	13.45	0.15	1.27	1.42	0.15	1.70	—	1.85	—	13.02	16.32	0.80	0.65	0.65	1.06	240,792	16
Class S2
06-30-25+	10.87	0.05•	0.35	0.40	0.09	1.32	—	1.41	—	9.86	4.44	0.92	0.80	0.80	0.91	7,051	19
12-31-24	10.60	0.08•	1.35	1.43	0.11	1.05	—	1.16	—	10.87	14.36	0.93	0.80	0.80	0.78	7,531	30
12-31-23	10.35	0.09•	1.42	1.51	0.15	1.10	—	1.25	—	10.60	16.36	0.94	0.80	0.80	0.92	7,495	22
12-31-22	13.90	0.09•	(2.59)	(2.50)	0.06	0.99	—	1.05	—	10.35	(17.91)	0.93	0.80	0.80	0.78	7,155	18
12-31-21	12.74	0.06•	2.54	2.60	0.08	1.36	—	1.44	—	13.90	21.68	0.92	0.80	0.80	0.48	10,244	33
12-31-20	13.21	0.13	1.23	1.36	0.13	1.70	—	1.83	—	12.74	16.11	0.95	0.80	0.80	0.91	12,343	16
Voya Russell™ Small Cap Index Portfolio
Class ADV
06-30-25+	13.44	0.04•	(0.46)	(0.42)	0.14	1.49	—	1.63	—	11.39	(2.19)	1.05	0.93	0.93	0.66	104,254	8
12-31-24	13.14	0.07•	1.23	1.30	0.11	0.89	—	1.00	—	13.44	10.59	1.06	0.95	0.95	0.51	110,172	13
12-31-23	12.06	0.09•	1.71	1.80	0.19	0.53	—	0.72	—	13.14	15.94	1.09	0.95	0.95	0.73	109,839	9
12-31-22	16.95	0.07•	(3.66)	(3.59)	0.04	1.26	—	1.30	—	12.06	(21.02)	1.07	0.95	0.95	0.53	98,127	14
12-31-21	14.94	0.02•	2.04	2.06	0.05	—	—	0.05	—	16.95	13.81	1.04	0.95	0.95	0.14	131,976	36
12-31-20	13.75	0.06	2.04	2.10	0.08	0.83	—	0.91	—	14.94	18.93	1.05	0.95	0.95	0.46	113,940	41
Class I
06-30-25+	14.16	0.07•	(0.48)	(0.41)	0.21	1.49	—	1.70	—	12.05	(1.97)	0.55	0.43	0.43	1.16	190,932	8
12-31-24	13.79	0.14•	1.29	1.43	0.17	0.89	—	1.06	—	14.16	11.13	0.56	0.45	0.45	1.00	204,832	13
12-31-23	12.61	0.16•	1.81	1.97	0.25	0.53	—	0.78	—	13.79	16.68	0.59	0.45	0.45	1.23	228,924	9
12-31-22	17.69	0.14•	(3.83)	(3.69)	0.13	1.26	—	1.39	—	12.61	(20.69)	0.57	0.45	0.45	1.04	217,487	14
12-31-21	15.57	0.11•	2.12	2.23	0.11	—	—	0.11	—	17.69	14.34	0.54	0.45	0.45	0.64	274,932	36
12-31-20	14.30	0.13	2.12	2.25	0.15	0.83	—	0.98	—	15.57	19.56	0.55	0.45	0.45	0.97	252,530	41
Class S
06-30-25+	13.97	0.06•	(0.48)	(0.42)	0.17	1.49	—	1.66	—	11.89	(2.09)	0.80	0.68	0.68	0.90	225,801	8
12-31-24	13.62	0.10•	1.28	1.38	0.14	0.89	—	1.03	—	13.97	10.82	0.81	0.70	0.70	0.76	254,257	13
12-31-23	12.46	0.12•	1.79	1.91	0.22	0.53	—	0.75	—	13.62	16.35	0.84	0.70	0.70	0.97	272,263	9
12-31-22	17.47	0.11•	(3.79)	(3.68)	0.07	1.26	—	1.33	—	12.46	(20.89)	0.82	0.70	0.70	0.77	271,895	14
12-31-21	15.39	0.07•	2.09	2.16	0.08	—	—	0.08	—	17.47	14.04	0.79	0.70	0.70	0.37	398,676	36
12-31-20	14.15	0.10	2.10	2.20	0.13	0.83	—	0.96	—	15.39	19.34	0.80	0.70	0.70	0.71	420,955	41
Class S2
06-30-25+	13.61	0.05•	(0.46)	(0.41)	0.15	1.49	—	1.64	—	11.56	(2.15)	0.95	0.83	0.83	0.75	4,142	8
12-31-24	13.30	0.08•	1.24	1.32	0.12	0.89	—	1.01	—	13.61	10.62	0.96	0.85	0.85	0.61	5,159	13
12-31-23	12.18	0.10•	1.75	1.85	0.20	0.53	—	0.73	—	13.30	16.21	0.99	0.85	0.85	0.82	5,237	9
12-31-22	17.11	0.08•	(3.70)	(3.62)	0.05	1.26	—	1.31	—	12.18	(21.01)	0.97	0.85	0.85	0.63	4,945	14
12-31-21	15.07	0.04•	2.06	2.10	0.06	—	—	0.06	—	17.11	13.95	0.94	0.85	0.85	0.23	6,614	36
12-31-20	13.86	0.09	2.04	2.13	0.09	0.83	—	0.92	—	15.07	19.03	0.95	0.85	0.85	0.56	6,495	41
Voya U.S. Bond Index Portfolio
Class ADV
06-30-25+	8.91	0.15•	0.16	0.31	0.15	—	—	0.15	—	9.07	3.55	0.93	0.86	0.86	3.47	19,317	205
12-31-24	9.19	0.30•	(0.26)	0.04	0.32	—	—	0.32	—	8.91	0.40	0.92	0.86	0.86	3.37	19,352	432
12-31-23	9.09	0.27•	0.13	0.40	0.30	—	—	0.30	—	9.19	4.51	0.91	0.86	0.86	2.95	20,490	312
12-31-22	10.71	0.20•	(1.65)	(1.45)	0.17	—	—	0.17	—	9.09	(13.60)	0.88	0.86	0.86	2.05	19,965	464
12-31-21	11.27	0.10•	(0.35)	(0.25)	0.12	0.19	—	0.31	—	10.71	(2.29)	0.89	0.88	0.88	0.91	25,037	488
12-31-20	10.85	0.13	0.59	0.72	0.23	0.07	—	0.30	—	11.27	6.69	0.88	0.88	0.88	1.23	30,573	377
Class I
06-30-25+	8.94	0.18•	0.17	0.35	0.18	—	—	0.18	—	9.11	3.92	0.43	0.36	0.36	3.97	1,182,351	205

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya U.S. Bond Index Portfolio (continued)
Class I (continued)
12-31-24	9.23	0.35•	(0.28)	0.07	0.36	—	—	0.36	—	8.94	0.80	0.42	0.36	0.36	3.87	1,368,332	432
12-31-23	9.13	0.31•	0.14	0.45	0.35	—	—	0.35	—	9.23	5.03	0.41	0.36	0.36	3.45	1,445,259	312
12-31-22	10.75	0.25•	(1.65)	(1.40)	0.22	—	—	0.22	—	9.13	(13.10)	0.38	0.36	0.36	2.54	1,300,764	464
12-31-21	11.32	0.15•	(0.36)	(0.21)	0.17	0.19	—	0.36	—	10.75	(1.87)	0.39	0.38	0.38	1.42	1,682,328	488
12-31-20	10.90	0.20	0.58	0.78	0.29	0.07	—	0.36	—	11.32	7.20	0.38	0.38	0.38	1.73	1,811,026	377
Class S
06-30-25+	8.92	0.17•	0.16	0.33	0.17	—	—	0.17	—	9.08	3.68	0.68	0.61	0.61	3.72	187,491	205
12-31-24	9.20	0.33•	(0.27)	0.06	0.34	—	—	0.34	—	8.92	0.65	0.67	0.61	0.61	3.63	184,564	432
12-31-23	9.10	0.29•	0.13	0.42	0.32	—	—	0.32	—	9.20	4.77	0.66	0.61	0.61	3.20	131,424	312
12-31-22	10.72	0.22•	(1.65)	(1.43)	0.19	—	—	0.19	—	9.10	(13.37)	0.63	0.61	0.61	2.29	136,210	464
12-31-21	11.29	0.13•	(0.37)	(0.24)	0.14	0.19	—	0.33	—	10.72	(2.13)	0.64	0.63	0.63	1.16	174,357	488
12-31-20	10.86	0.16	0.60	0.76	0.26	0.07	—	0.33	—	11.29	7.05	0.63	0.63	0.63	1.47	205,870	377
Class S2
06-30-25+	8.92	0.16•	0.16	0.32	0.16	—	—	0.16	—	9.08	3.60	0.83	0.76	0.76	3.57	954	205
12-31-24	9.20	0.31•	(0.26)	0.05	0.33	—	—	0.33	—	8.92	0.50	0.82	0.76	0.76	3.47	938	432
12-31-23	9.10	0.28•	0.13	0.41	0.31	—	—	0.31	—	9.20	4.62	0.81	0.76	0.76	3.06	928	312
12-31-22	10.72	0.21•	(1.65)	(1.44)	0.18	—	—	0.18	—	9.10	(13.50)	0.78	0.76	0.76	2.12	910	464
12-31-21	11.29	0.11•	(0.36)	(0.25)	0.13	0.19	—	0.31	—	10.72	(2.27)	0.79	0.78	0.78	1.02	1,356	488
12-31-20	10.87	0.15•	0.58	0.73	0.24	0.07	—	0.31	—	11.29	6.79	0.78	0.78	0.78	1.33	1,370	377

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”),as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are seventeen active separate investment series that comprise the Company. The eight series (each, a “Portfolio” and collectively, the “Portfolios”) that are in this report are: Voya International Index Portfolio (“International Index”), Voya Russell™ Large Cap Growth Index Portfolio (“Russell™ Large Cap Growth Index”), Voya Russell™ Large Cap Index Portfolio (“Russell™ Large Cap Index”), Voya Russell™ Large Cap Value Index Portfolio (“Russell™ Large Cap Value Index”), Voya Russell™ Mid Cap Growth Index Portfolio (“Russell™ Mid Cap Growth Index”), Voya Russell™ Mid Cap Index Portfolio (“Russell™ Mid Cap Index”), Voya Russell™ Small Cap Index Portfolio (“Russell™ Small Cap Index”), and Voya U.S. Bond Index Portfolio (“U.S. Bond Index”). All of the Portfolios are diversified. However, in seeking to track the performance of an index, a Portfolio may become non-diversified as a result of a change in relative market capitalizations or index weightings of one or more components of an index. As a result, whether at any time a Portfolio will be considered diversified or non-diversified will depend largely on the make-up of an index at the time. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class S, and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of each Portfolio’s assets attributable to that class, subtracting each Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open- end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios (except U.S. Bond Index) declare and pay dividends annually. U.S. Bond Index declares dividends daily and pays dividends, if any, monthly. The Portfolios distribute capital gains distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Portfolio

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2025, there were no open OTC derivatives for any Portfolio.

H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/ or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

As of June 30, 2025, there were no forward foreign currency contracts entered into by any Portfolio.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolios’ assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2025, with the exception of U.S. Bond Index, the below Portfolios had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. U.S. Bond Index purchased and sold futures contracts as part of its duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2025, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below.

	Purchased	Sold
International Index	$32,757,905	$—
Russell™ Large Cap Growth Index	3,578,559	—
Russell™ Large Cap Index	2,483,263	—
Russell™ Large Cap Value Index	793,209	—
Russell™ Mid Cap Growth Index	2,253,370	—
Russell™ Mid Cap Index	2,965,377	—
Russell™ Small Cap Index	9,951,037	—
U.S. Bond Index	132,582,505	33,337,998

Please refer to the tables within each respective Portfolio of Investments for open futures contracts as of June 30, 2025.

J. Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

As of June 30, 2025, there were no credit default swaps entered into by any Portfolio.

K.  Securities Lending. Each Portfolio may temporarily loan up to 331∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L.  Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a) (2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. Delayed-Delivery or When-Issued Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).

At June 30, 2025, there was no open delayed-delivery or when-issued transactions nor any cash collateral pledged or received by any Portfolio.

N. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2025, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities and U.S. government securities were as follows:

	Purchases	Sales
International Index	$24,684,393	$122,088,369
Russell™ Large Cap Growth Index	520,176,929	560,273,652
Russell™ Large Cap Index	63,676,718	80,879,985
Russell™ Large Cap Value Index	113,309,775	65,060,836
Russell™ Mid Cap Growth Index	381,919,340	465,541,054
Russell™ Mid Cap Index	177,174,081	202,062,307
Russell™ Small Cap Index	42,835,546	78,357,693
U.S. Bond Index	6,447,572	54,716,440

U.S. government securities not included above were as follows:

	Purchases	Sales
U.S. Bond Index	$2,947,223,820	$3,041,488,766

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
International Index	0.48% on the first $500 million;
0.46% on the next $500 million;
0.44% on the next $500 million;
0.42% on the next $500 million;
and 0.40% thereafter
Russell™ Large Cap	0.50% on the first $500 million;
Growth Index	0.48% on the next $500 million;
and 0.46% thereafter
Russell™ Large Cap Index	0.35% on the first $1 billion;
0.33% on the next $1 billion;
and 0.31% thereafter
Russell™ Large Cap Value	0.50% on the first $250 million;
Index	0.40% on the next $250 million;
and 0.35% thereafter
Russell™ Mid Cap Growth	0.50% on the first $500 million;
Index	0.48% on the next $500 million;

and 0.46% thereafter
Russell™ Mid Cap Index	0.41% on the first $2 billion;
0.34% on the next $2 billion;
and 0.28% thereafter
Russell™ Small Cap Index	0.43% on the first $1 billion;
0.41% on the next $1 billion;
and 0.39% thereafter
U.S. Bond Index	0.39% on the first $500 million;
0.37% on the next $500 million;
0.35% on the next $1 billion;
0.33% on the next $2 billion;
0.31% on the next $2 billion;
and 0.29% thereafter

Pursuant to a side letter agreement for Russell™ Large Cap Growth Index, Russell™ Large Cap Value Index, and Russell™ Mid Cap Growth Index, Voya has agreed to waive 0.10% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV shares of the respective Portfolios are subject to a shareholder service and distribution plan and Class S2 shares of the respective Portfolios are subject to a shareholder services and distribution plan (collectively the “Plans”). Under the Plans, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.01% of the distribution fee for Class ADV shares of International Index. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

Class S shares of the Portfolios have a shareholder services and distribution plan (the “Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or distribution of each Portfolio’s

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

Class S shares. Pursuant to the Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Russell™ Large Cap Growth Index	22.99%
	Russell™ Large Cap Value Index	23.43
Voya Index Solution 2035 Portfolio	U.S. Bond Index	6.87
Voya Institutional Trust Company	International Index	5.37
	Russell™ Large Cap Growth Index	26.71
	Russell™ Large Cap Index	29.93
	Russell™ Large Cap Value Index	30.85
	Russell™ Mid Cap Index	22.09
	Russell™ Small Cap Index	21.63
Voya Retirement Conservative Portfolio	U.S. Bond Index	8.47
Voya Retirement Growth Portfolio	International Index	12.17
	Russell™ Mid Cap Index	20.43
	Russell™ Small Cap Index	6.49
	U.S. Bond Index	14.83
Voya Retirement Insurance and Annuity Company	International Index	11.80
	Russell™ Large Cap Growth Index	25.74
	Russell™ Large Cap Index	62.35
	Russell™ Large Cap Value Index	24.85
	Russell™ Mid Cap Index	33.04
	Russell™ Small Cap Index	30.41
Voya Retirement Moderate Growth Portfolio	International Index	5.33

	Russell™ Mid Cap Index	5.78
	U.S. Bond Index	20.91
Voya Retirement Moderate Portfolio	U.S. Bond Index	17.19

The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2025, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
International Index	$146,850
Russell™ Large Cap Growth Index	270,340
Russell™ Large Cap Index	262,853
Russell™ Large Cap Value Index	95,870
Russell™ Mid Cap Growth Index	27,672
Russell™ Mid Cap Index	343,144
Russell™ Small Cap Index	232,675
U.S. Bond Index	38,987

NOTE 7 — OTHER TRANSACTIONS

The Portfolios may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), common sub-adviser and/or common offices or trustees. For the period

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 7 — OTHER TRANSACTIONS (continued)

ended June 30, 2025, the Portfolios did not have any 17a-7 transactions and in-kind transactions.

NOTE 8 — LICENSING FEE

The following Portfolios pay an annual licensing fee to the licensor listed below in order to obtain data and permissions necessary to achieve its principal investment strategy:

Portfolio	Licensor
International Index	MSCI Inc.
RussellTM Large Cap Growth Index,	Frank Russell Company
RussellTM Large Cap Value Index,
RussellTM Mid Cap Growth Index, RussellTM
Mid Cap Index, and RussellTM Small Cap Index

NOTE 9 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each of the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

	Class	Class	Class	Class
Portfolio	ADV	I	S	S2
International Index	1.00%	0.50%	0.75%	0.90%
Russell™ Large Cap Index	0.87%	0.37%	0.62%	0.77%
Russell™ Mid Cap Growth Index	N/A	0.43%	0.68%	0.83%
Russell™ Mid Cap Index	0.93%	0.43%	0.68%	0.83%
Russell™ Small Cap Index	0.95%	0.45%	0.70%	0.85%
U.S. Bond Index	0.88%	0.38%	0.63%	0.78%

Pursuant to a side letter agreement through May 1, 2026, the Investment Adviser has further lowered the expense limits for International Index to 0.95%, 0.45%, 0.70% and 0.85% for Class ADV, Class I, Class S and Class S2, respectively. Termination or modification of this obligation requires approval by the Board.

Pursuant to a side letter agreement through May 1, 2026, the Investment Adviser has further lowered the expense limits for Russell™ Large Cap Index to 0.86%, 0.36%, 0.61% and 0.76% for Class ADV, Class I, class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for  recoupment. Termination or modification of this obligation requires approval by the Board.

Pursuant to a side letter agreement, through May 1, 2026 for Russell™ Large Cap Growth Index and Russell™ Large Cap Value Index, the Investment Adviser has agreed to waive all or a portion of the management fee so that the expense limits are 0.93%, 0.43%, and 0.68% for Class ADV, Class I, and Class S, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Pursuant to a side letter agreement through May 1, 2026, the Investment Adviser has further lowered the expense limits for Russell™ Mid Cap Growth Index to 0.40%, 0.65%, and 0.80% for Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Pursuant to a side letter agreement through May 1, 2026, the Investment Adviser has further lowered the expense limits for Russell™ Mid Cap Index to 0.90%, 0.40%, 0.65% and 0.80% for Class ADV, Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Effective January 1, 2025, pursuant to a new side letter agreement through May 1, 2026, the Investment Adviser has further lowered the expense limits for Russell™ Small Cap Index to 0.93%, 0.43%, 0.68%, and 0.83% for Class ADV, Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Pursuant to a side letter agreement through May 1, 2026, the Investment Adviser has further lowered the expense limits for U.S Bond Index to 0.86%, 0.36%, 0.61% and 0.76% for Class ADV, Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2025, the amount of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser and the related expiration dates are as follows:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 9 — EXPENSE LIMITATION AGREEMENTS (continued)

	June 30,
	2026	2027	2028	Total
International Index	$1,196,237	$1,080,253	$1,068,177	$3,344,667

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived and/or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2025, are as follows:

	June 30,
	2026	2027	2028	Total
International Index
Class ADV	$90,274	$95,494	$78,867	$264,635
Class I	125,135	179,584	160,060	464,779
Class S	28,691	34,427	23,151	86,269
Class S2	342	608	446	1,396

The Expense Limitation Agreement is contractual through May 1, 2026 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 10 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the period ended June 30, 2025:

			Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Portfolio	Utilized	Utilized	Utilized
International Index	2	$37,453,000	5.33%
Russell™ Large Cap Growth Index	1	528,000	5.33
Russell™ Large Cap Index	2	912,000	5.33
Russell™ Mid Cap Growth Index	6	2,327,833 (1)	5.33
Russell™ Mid Cap Index	2	1,981,000	5.33

(1)	As of June 30, 2025, Russell™ Mid Cap Growth Index had an outstanding balance of $3,712,000.

NOTE 11 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
International Index
Class ADV
6/30/2025	519,575	—	653,621	(2,823,411)	—	(1,650,215)	6,213,513	—	7,849,983	(33,459,954)	—	(19,396,458)
12/31/2024	1,842,800	—	849,026	(7,140,163)	—	(4,448,337)	20,523,356	—	9,568,522	(80,365,266)	—	(50,273,388)
Class I
6/30/2025	5,107,139	—	1,468,508	(14,435,847)	—	(7,860,200)	61,455,545	—	17,974,541	(177,229,241)	—	(97,799,155)
12/31/2024	14,879,376	—	1,681,286	(10,228,106)	—	6,332,556	169,155,620	—	19,301,161	(117,231,369)	—	71,225,412
Class S
6/30/2025	656,921	—	207,771	(1,092,543)	—	(227,851)	7,839,373	—	2,524,414	(13,075,507)	—	(2,711,720)
12/31/2024	557,733	—	266,980	(2,965,649)	—	(2,140,936)	6,342,012	—	3,043,573	(33,564,080)	—	(24,178,495)
Class S2
6/30/2025	29,466	—	4,050	(8,060)	—	25,456	357,656	—	49,121	(97,085)	—	309,692
12/31/2024	42,301	—	4,168	(37,377)	—	9,092	475,107	—	47,477	(431,527)	—	91,057
Russell™ Large Cap Growth Index
Class ADV
6/30/2025	—	—	21	—	—	21	—	—	1,383	—	—	1,383

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 11 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Russell™ Large Cap Growth Index (continued)
Class ADV
12/31/2024	—	—	6	—	—	6	—	—	436	—	—	436
Class I
6/30/2025	1,938,069	—	1,690,935	(2,145,208)	—	1,483,796	141,282,424	—	115,068,117	(162,580,208)	—	93,770,333
12/31/2024	2,050,535	—	503,395	(1,888,968)	—	664,962	153,106,980	—	34,396,947	(137,945,395)	—	49,558,532
Class S
6/30/2025	97,463	—	565,653	(351,803)	—	311,313	7,369,533	—	38,125,044	(26,131,770)	—	19,362,807
12/31/2024	608,547	—	508,795	(9,090,343)	—	(7,973,001)	42,658,237	—	34,516,631	(637,830,967)	—	(560,656,099)
Russell™ Large Cap Index
Class ADV
6/30/2025	169,102	—	199,749	(311,916)	—	56,935	6,761,197	—	7,512,553	(12,065,323)	—	2,208,427
12/31/2024	401,126	—	39,517	(823,632)	—	(382,989)	14,591,310	—	1,409,954	(30,943,096)	—	(14,941,832)
Class I
6/30/2025	521,292	—	682,582	(856,471)	—	347,403	21,733,896	—	26,388,604	(35,031,861)	—	13,090,639
12/31/2024	1,120,222	—	166,132	(1,780,367)	—	(494,013)	42,709,404	—	6,085,424	(68,073,992)	—	(19,279,164)
Class S
6/30/2025	54,182	—	67,259	(90,072)	—	31,369	2,237,040	—	2,577,346	(3,640,934)	—	1,173,452
12/31/2024	194,449	—	368,037	(44,428,021)	—	(43,865,535)	7,402,130	—	13,378,163	(1,674,279,715)	—	(1,653,499,422)
Class S2
6/30/2025	1,149	—	141	(11)	—	1,279	47,515	—	5,608	(455)	—	52,668
12/31/2024	1,142	—	9	(3,026)	—	(1,875)	43,126	—	339	(113,183)	—	(69,718)
Russell™ Large Cap Value Index
Class ADV
6/30/2025	—	—	71	—	—	71	—	—	1,676	—	—	1,676
12/31/2024	—	—	7	—	—	7	—	—	199	—	—	199
Class I
6/30/2025	1,721,534	—	1,503,409	(325,842)	—	2,899,101	56,772,219	—	35,826,240	(9,814,139)	—	82,784,320
12/31/2024	146,057	—	205,096	(3,139,163)	—	(2,788,010)	4,403,687	—	6,074,946	(93,186,603)	—	(82,707,970)
Class S
6/30/2025	253,524	—	1,221,858	(257,352)	—	1,218,030	7,479,580	—	29,349,032	(7,851,586)	—	28,977,026
12/31/2024	433,265	—	1,344,680	(37,808,257)	—	(36,030,312)	13,032,238	—	39,479,816	(1,152,549,630)	—	(1,100,037,576)
Russell™ Mid Cap Growth Index
Class I
6/30/2025	38,955	—	1,369	(27,974)	—	12,350	1,832,783	—	64,847	(1,362,121)	—	535,509
12/31/2024	62,408	—	1,982	(56,507)	—	7,883	2,769,056	—	81,551	(2,375,238)	—	475,369
Class S
6/30/2025	78,990	—	1,484	(1,776,767)	—	(1,696,293)	3,715,114	—	69,906	(84,553,930)	—	(80,768,910)
12/31/2024	302,590	—	37,219	(4,990,342)	—	(4,650,533)	13,145,828	—	1,522,627	(212,575,682)	—	(197,907,227)
Class S2
6/30/2025	1,115	—	—	(3,242)	—	(2,127)	53,340	—	—	(157,960)	—	(104,620)
12/31/2024	3,086	—	34	(4,927)	—	(1,807)	135,315	—	1,365	(215,117)	—	(78,437)
Russell™ Mid Cap Index
Class ADV
6/30/2025	267,157	—	2,483,103	(1,342,792)	—	1,407,468	2,664,628	—	22,447,254	(13,692,123)	—	11,419,759
12/31/2024	484,795	—	1,920,857	(2,600,749)	—	(195,097)	5,039,767	—	18,901,232	(27,316,735)	—	(3,375,736)
Class I
6/30/2025	5,225,578	—	7,645,553	(5,049,057)	—	7,822,074	55,335,513	—	75,232,243	(55,181,547)	—	75,386,209
12/31/2024	7,018,730	—	5,570,034	(12,782,743)	—	(193,979)	74,601,824	—	58,986,658	(144,920,082)	—	(11,331,600)
Class S
6/30/2025	336,386	—	2,194,900	(2,019,966)	—	511,320	3,680,390	—	21,049,092	(21,614,478)	—	3,115,004
12/31/2024	1,015,145	—	1,821,942	(3,976,584)	—	(1,139,497)	11,285,132	—	18,875,320	(43,715,423)	—	(13,554,971)
Class S2
6/30/2025	73,708	—	92,691	(143,792)	—	22,607	776,613	—	859,241	(1,542,841)	—	93,013
12/31/2024	130,163	—	84,014	(228,893)	—	(14,716)	1,411,971	—	845,179	(2,439,372)	—	(182,222)
Russell™ Small Cap Index
Class ADV
6/30/2025	334,337	—	1,230,462	(606,112)	—	958,687	4,149,113	—	13,030,588	(7,535,466)	—	9,644,235
12/31/2024	418,335	—	658,429	(1,237,011)	—	(160,247)	5,479,150	—	8,151,346	(16,482,831)	—	(2,852,335)
Class I
6/30/2025	648,561	—	2,120,549	(1,388,487)	—	1,380,623	8,435,768	—	23,750,151	(17,988,958)	—	14,196,961
12/31/2024	1,019,392	—	1,205,251	(4,359,813)	—	(2,135,170)	13,849,354	—	15,668,264	(60,938,691)	—	(31,421,073)
Class S
6/30/2025	253,946	—	2,540,042	(2,002,370)	—	791,618	3,150,982	—	28,092,870	(25,618,854)	—	5,624,998

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 11 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Russell™ Small Cap Index (continued)
Class S
12/31/2024	725,854	—	1,513,424	(4,033,366)	—	(1,794,088)	9,994,131	—	19,447,503	(55,200,111)	—	(25,758,477)
Class S2
6/30/2025	39,887	—	44,524	(105,083)	—	(20,672)	475,274	—	478,629	(1,333,223)	—	(379,320)
12/31/2024	72,993	—	29,638	(117,580)	—	(14,949)	981,475	—	371,359	(1,570,863)	—	(218,029)
U.S. Bond Index
Class ADV
6/30/2025	135,854	—	36,381	(215,279)	—	(43,044)	1,221,789	—	328,375	(1,932,586)	—	(382,422)
12/31/2024	188,411	—	76,270	(321,927)	—	(57,246)	1,703,293	—	688,874	(2,903,193)	—	(511,026)
Class I
6/30/2025	17,541,074	—	2,813,694	(43,526,330)	—	(23,171,562)	158,300,305	—	25,499,828	(392,785,403)	—	(208,985,270)
12/31/2024	63,314,450	—	6,227,720	(73,190,039)	—	(3,647,869)	574,800,470	—	56,451,837	(664,475,437)	—	(33,223,130)
Class S
6/30/2025	1,173,097	—	379,024	(1,602,333)	—	(50,212)	10,535,406	—	3,425,698	(14,381,325)	—	(420,221)
12/31/2024	8,681,659	—	652,720	(2,925,039)	—	6,409,340	78,496,570	—	5,909,607	(26,561,060)	—	57,845,117
Class S2
6/30/2025	19,876	—	1,868	(21,920)	—	(176)	178,628	—	16,885	(198,540)	—	(3,027)
12/31/2024	30,557	—	3,718	(29,983)	—	4,292	278,306	—	33,630	(269,913)	—	42,023

NOTE 12 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-

backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following tables represent a summary of the respective Portfolios’ securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2025:

International Index

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Barclays Capital Inc.	$23,869	$(23,869)	$—
BMO Capital Markets Corp	605,528	(605,528)	—
BNP Paribas Financial Markets	2,288,074	(2,288,074)	—
Citigroup Global Markets Limited	3,723,751	(3,723,751)	—
Goldman, Sachs & Co. LLC	148,459	(148,459)	—
HSBC Bank PLC	20,468,509	(20,468,509)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 12 — SECURITIES LENDING (continued)

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Jefferies LLC	$279,009	$(279,009)	$—
JP Morgan Securities Plc.	6,321,103	(6,321,103)	—
Merrill Lynch International	1,665,333	(1,665,333)	—
Morgan Stanley & Co. International PLC	4,731,990	(4,731,990)	—
Morgan Stanley & Co. LLC	1,807,221	(1,807,221)	—
Nomura Securities International, Inc.	152,530	(152,530)	—
Societe Generale	2,578	(2,578)	—
State Street Bank and Trust Company	20,190,034	(20,190,034)	—
TD Prime Services LLC	191,941	(191,941)	—
TD Securities (USA) Inc.	2,605,786	(2,605,786)	—
UBS AG	1,046,435	(1,046,435)	—
Wells Fargo Securities LLC	14,425	(14,425)	—
Total	$66,266,575	$(66,266,575)	$—

(1)	Cash collateral with a fair value of $72,083,436 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Mid Cap Growth Index

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BMO Capital Markets Corp	$824,351	$(824,351)	$—
BNP Paribas Securities Corp.	1,928,549	(1,928,549)	—
Citigroup Global Markets Inc.	27,316	(27,316)	—
Goldman, Sachs & Co. LLC	720,466	(720,466)	—
HSBC Bank PLC	19,158	(19,158)	—
National Financial Services LLC	548,268	(548,268)	—
RBC Capital Markets, LLC	579,256	(579,256)	—
UBS AG	115,109	(115,109)	—
Wells Fargo Securities LLC	307,440	(307,440)	—
Total	$5,069,913	$(5,069,913)	$—

(1)	Cash collateral with a fair value of $5,228,098 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Mid Cap Index

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Barclays Bank PLC	$1,015,778	$(1,015,778)	$—

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Barclays Capital Inc.	$520,853	(520,853)	$—
BMO Capital Markets Corp	455,810	(455,810)	—
BNP Paribas Prime Brokerage Intl Ltd	325,945	(325,945)	—
BNP Paribas Securities Corp.	1,096,925	(1,096,925)	—
BofA Securities Inc	2,248	(2,248)	—
Citigroup Global Markets Inc.	1,463,560	(1,463,560)	—
Goldman, Sachs & Co. LLC	946,199	(946,199)	—
J.P. Morgan Securities LLC	62,440	(62,440)	—
Janney Montgomery Scott LLC	528,575	(528,575)	—
Jefferies LLC	43,272	(43,272)	—
Morgan Stanley & Co. LLC	146,924	(146,924)	—
National Financial Services LLC	1,843,513	(1,843,513)	—
Scotia Capital (USA) INC	32,404	(32,404)	—
SG Americas Securities, LLC	26,732	(26,732)	—
UBS AG	800,847	(800,847)	—
Wells Fargo Securities LLC	276,759	(276,759)	—
Total	$9,588,784	$(9,588,784)	$—

(1)	Cash collateral with a fair value of $10,087,623 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Small Cap Index

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Barclays Capital Inc.	$1,503,066	$(1,503,066)	$—
BMO Capital Markets Corp	231,252	(231,252)	—
BNP Paribas Prime Brokerage Intl Ltd	5,045,014	(5,045,014)	—
BNP Paribas Securities Corp.	1,882,112	(1,882,112)	—
BofA Securities Inc	9,217,963	(9,217,963)	—
Cantor Fitzgerald & Co	23,455	(23,455)	—
Citadel Clearing LLC	3,587,808	(3,587,808)	—
Citadel Securities LLC	349,482	(349,482)	—
Citigroup Global Markets Inc.	9,436,950	(9,436,950)	—
Deutsche Bank Securities Inc.	526,207	(526,207)	—
Goldman, Sachs & Co. LLC	511,908	(511,908)	—
HSBC Bank PLC	955,418	(955,418)	—
J.P. Morgan Securities LLC	1,718,027	(1,718,027)
Janney Montgomery Scott LLC	44,795	(44,795)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 12 — SECURITIES LENDING (continued)

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Jefferies LLC	$1,274,086	$(1,274,086)	$—
Mizuho Securities USA LLC.	1,147,538	(1,147,538)	—
Morgan Stanley & Co. LLC	8,036,324	(8,036,324)	—
National Bank of Canada Financial Inc	1,117,544	(1,117,544)	—
National Financial Services LLC	15,786,552	(15,786,552)	—
Natixis Securities America LLC	3,254,768	(3,254,768)	—
Raymond James & Associates, Inc.	314,166	(314,166)	—
RBC Capital Markets, LLC	143,661	(143,661)	—
Scotia Capital (USA) INC	972,176	(972,176)	—
SG Americas Securities, LLC	696,077	(696,077)	—
State Street Bank and Trust Company	11,590,900	(11,590,900)	—
TD Prime Services LLC	680,879	(680,879)	—
TD Securities (USA) Inc.	299,721	(299,721)	—
UBS AG	3,473,748	(3,473,748)	—
Wells Fargo Bank NA	4,032,508	(4,032,508)	—
Wells Fargo Securities LLC	7,059,222	(7,059,222)	—
Total	$94,913,327	$(94,913,327)	$—

(1)	Cash collateral with a fair value of $97,658,338 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S. Bond Index

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Barclays Bank PLC	$5,969,212	$(5,969,212)	$—
Barclays Capital Inc.	16,777,006	(16,777,006)	—
BMO Capital Markets Corp	286,285	(286,285)	—

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BNP Paribas	$4,773,203	$(4,773,203)	$—
BNP Paribas Prime Brokerage Intl Ltd	254,284	(254,284)	—
BofA Securities Inc	1,703,808	(1,703,808)	—
Cantor Fitzgerald & Co	31,856	(31,856)	—
Citigroup Global Markets Inc.	3,019,480	(3,019,480)	—
Daiwa Capital Markets America Inc.	47,662	(47,662)	—
Deutsche Bank Securities Inc.	382,982	(382,982)	—
Goldman, Sachs & Co. LLC	812,469	(812,469)	—
Morgan Stanley & Co. LLC	1,729,524	(1,729,524)	—
MUFG Securities Americas Inc.	1,271,370	(1,271,370)	—
National Bank Financial Inc	1,455,082	(1,455,082)	—
NatWest Markets Securities Inc.	694,569	(694,569)	—
Nomura Securities International, Inc.	187,824	(187,824)	—
RBC Dominion Securities Inc	89,736	(89,736)	—
Scotia Capital (USA) INC	365,751	(365,751)	—
State Street Bank and Trust Company	1,525,008	(1,525,008)	—
TD Prime Services LLC	52,400	(52,400)	—
TD Securities (USA) Inc.	7,357,749	(7,357,749)	—
TD Securities Inc	30,522	(30,522)	—
Truist Securities INC	599,432	(599,432)	—
US Bancorp Investments	1,356,183	(1,356,183)	—
Wells Fargo Securities LLC	5,337,900	(5,337,900)	—
Total	$56,111,297	$(56,111,297)	$—

(1)	Cash collateral with a fair value of $57,596,383 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydown gains and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
International Index	$31,960,733	$—	$53,201,251	$—
Russell™ Large Cap Growth Index	33,176,414	35,737,600	5,069,874	64,702,395
Russell™ Large Cap Index	20,873,880	—	21,839,188	—
Russell™ Large Cap Value Index	45,554,961	—	23,489,204	—
Russell™ Mid Cap Growth Index	1,605,543	—	1,997,955	—
Russell™ Mid Cap Index	11,838,288	85,770,101	15,923,688	93,191,507
Russell™ Small Cap Index	6,117,582	37,520,890	10,163,345	24,172,814
U.S. Bond Index	63,083,948	—	66,147,135	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2024 were:

	Undistributed	Undistributed	Unrealized			Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards		Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
International Index	$28,389,511	$—	$452,837,927	$(22,138,580)	Short-term	$283,908,223
				(175,180,635)	Long-term
				$(197,319,215)
Russell™ Large Cap Growth Index	7,041,122	146,209,433	1,159,651,608	—	—	1,312,902,163
Russell™ Large Cap Index	14,055,972	22,473,395	720,199,163	—	—	756,728,530
Russell™ Large Cap Value Index	21,219,000	43,954,657	97,387,312	—	—	162,560,969
Russell™ Mid Cap Growth Index	340,437	—	313,066,136	(47,137,450)	Short-term	266,269,123
Russell™ Mid Cap Index	17,059,828	102,607,057	500,132,125	—	—	619,799,010
Russell™ Small Cap Index	9,410,809	56,165,512	244,236,812	—	—	309,813,133
U.S. Bond Index	2,889,205	—	(66,043,443)	(22,939,192)	Short-term	(377,832,459)
				(291,739,029)	Long-term
				$(314,678,221)

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2025, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 15 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2025, the following Portfolio declared dividends from net investment income of:

	Per Share	Payable	Record
	Amount	Date	Date
U.S. Bond Index
Class ADV	$0.0278	August 1, 2025	Daily
Class I	$0.0318	August 1, 2025	Daily
Class S	$0.0298	August 1, 2025	Daily
Class S2	$0.0286	August 1, 2025	Daily

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2025 (unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.3%
	Australia: 6.8%
188,401	ANZ Group Holdings Ltd.	$3,612,927	0.3
82,712 (1)	APA Group	444,723	0.0
35,693	Aristocrat Leisure Ltd.	1,529,260	0.1
12,320	ASX Ltd.	565,679	0.1
321,846	BHP Group Ltd. - Class DI	7,710,157	0.6
27,810	BlueScope Steel Ltd.	423,784	0.0
87,040	Brambles Ltd.	1,344,228	0.1
23,948	CAR Group Ltd.	589,774	0.1
4,147	Cochlear Ltd.	820,177	0.1
85,046	Coles Group Ltd.	1,166,161	0.1
106,107	Commonwealth Bank of Australia	12,914,104	1.1
33,360	Computershare Ltd.	875,169	0.1
126,962	Evolution Mining Ltd.	661,002	0.1
107,373	Fortescue Metals Group Ltd.	1,079,339	0.1
650,130	Glencore PLC	2,533,317	0.2
128,786	Goodman Group	2,903,433	0.2
149,972	Insurance Australia Group Ltd.	891,587	0.1
141,126	Lottery Corp. Ltd.	495,074	0.0
22,958	Macquarie Group Ltd.	3,453,014	0.3
174,619	Medibank Pvt Ltd.	579,892	0.1
194,181	National Australia Bank Ltd.	5,032,745	0.4
86,113	Northern Star Resources Ltd.	1,063,680	0.1
109,232	Origin Energy Ltd.	776,414	0.1
3,643	Pro Medicus Ltd.	681,732	0.1
47,013	Qantas Airways Ltd.	332,127	0.0
95,743	QBE Insurance Group Ltd.	1,474,359	0.1
3,351	REA Group Ltd.	530,661	0.0
15,047	Reece Ltd.	142,181	0.0
23,537	Rio Tinto Ltd.	1,666,191	0.1
71,558	Rio Tinto PLC	4,164,958	0.3
205,927	Santos Ltd.	1,038,257	0.1
330,258	Scentre Group	775,683	0.1
12,903	SGH Ltd.	459,529	0.0
292,774	Sigma Healthcare Ltd.	576,266	0.1
28,937	Sonic Healthcare Ltd.	510,773	0.0
286,132 (1)	South32 Ltd. - Class DI	546,769	0.0
152,162	Stockland	537,759	0.0
68,666	Suncorp Group Ltd.	978,604	0.1
255,263	Telstra Group Ltd.	813,937	0.1
197,089	Transurban Group	1,813,409	0.2
245,915	Vicinity Ltd.	401,448	0.0
15,156 (1)	Washington H Soul Pattinson & Co. Ltd.	418,996	0.0
71,951	Wesfarmers Ltd.	4,015,397	0.3
217,050	Westpac Banking Corp.	4,837,292	0.4
12,728	WiseTech Global Ltd.	912,800	0.1
120,391	Woodside Energy Group Ltd. (WDS)	1,859,670	0.2
77,456	Woolworths Group Ltd.	1,586,594	0.1
		82,541,032	6.8
	Austria: 0.2%
19,522	Erste Group Bank AG	1,661,821	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Austria (continued)
27,988	Mondi PLC QX	$457,337	0.0
9,338	OMV AG	507,813	0.1
4,318 (1)	Verbund AG	331,737	0.0
		2,958,708	0.2
	Belgium: 0.8%
9,460	Ageas SA	639,948	0.1
62,674	Anheuser-Busch InBev SA	4,312,007	0.4
1,362	D'ieteren Group	293,307	0.0
3,112 (1)	Elia Group SA	359,419	0.0
5,265	Groupe Bruxelles Lambert NV	449,426	0.1
14,561	KBC Group NV	1,502,840	0.1
27	Lotus Bakeries NV	260,171	0.0
977 (1)	Sofina SA	323,143	0.0
4,632	Syensqo SA	358,816	0.0
8,016	UCB SA	1,577,215	0.1
		10,076,292	0.8
	Brazil: 0.0%
10,498	Yara International ASA	387,404	0.0

	Chile: 0.1%
25,004	Antofagasta PLC	621,670	0.1

	China: 0.6%
234,417	BOC Hong Kong Holdings Ltd.	1,020,474	0.1
82,961	Prosus NV	4,654,665	0.4
85,000	SITC International Holdings Co. Ltd.	272,327	0.0
71,000(1)	Wharf Holdings Ltd.	216,167	0.0
121,776 (1)	Wilmar International Ltd.	274,883	0.0
163,800	Yangzijiang Shipbuilding Holdings Ltd.	285,847	0.1
		6,724,363	0.6
	Denmark: 2.3%
186	AP Moller - Maersk A/S - Class A	343,163	0.0
270 (1)	AP Moller - Maersk A/S - Class B	502,119	0.0
6,057	Carlsberg AS - Class B	858,176	0.1
7,997	Coloplast A/S - Class B	761,338	0.1
43,734	Danske Bank A/S	1,786,264	0.2
5,678 (2)	Demant A/S	237,236	0.0
12,959	DSV A/S	3,108,272	0.3
4,066 (2)	Genmab A/S	844,380	0.1
204,205	Novo Nordisk A/S - Class B	14,150,191	1.2
22,342	Novozymes A/S - Class B	1,604,086	0.1
10,662 (1)(2)(3)	Orsted AS	459,304	0.0
5,199	Pandora A/S	916,040	0.1
5,987	ROCKWOOL A/S - Class B	280,624	0.0
21,495	Tryg A/S	555,672	0.0
64,031	Vestas Wind Systems A/S	961,807	0.1
		27,368,672	2.3
	Finland: 1.0%
9,018	Elisa Oyj	501,235	0.0
28,446 (1)	Fortum Oyj	533,415	0.1
17,318 (1)	Kesko Oyj - Class B	427,135	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Finland (continued)
21,551	Kone Oyj - Class B	$1,419,800	0.1
39,421 (1)	Metso Oyj	510,891	0.0
26,825 (1)	Neste Oyj	363,537	0.0
337,670	Nokia Oyj	1,752,049	0.2
199,208	Nordea Bank Abp - SEK	2,959,439	0.3
6,872	Orion Oyj - Class B	517,006	0.0
153,519	Sampo Oyj - Class A	1,652,254	0.1
36,928 (1)	Stora Enso Oyj - Class R	401,467	0.0
33,842	UPM-Kymmene Oyj	924,161	0.1
31,891	Wartsila Oyj Abp	753,726	0.1
		12,716,115	1.0
	France: 9.3%
12,426	Accor SA	651,229	0.1
2,196 (1)	Aeroports de Paris	275,318	0.0
36,674	Air Liquide SA	7,562,242	0.6
37,676	Airbus SE	7,881,870	0.7
21,947 (2)	Alstom SA	512,265	0.0
3,907 (3)	Amundi SA	316,686	0.0
3,617	Arkema SA	267,093	0.0
112,344	AXA SA	5,516,673	0.5
2,627 (1)	BioMerieux	363,359	0.0
64,530	BNP Paribas SA	5,788,468	0.5
44,872	Bollore SE	282,039	0.0
12,014	Bouygues SA	543,331	0.1
20,145 (1)	Bureau Veritas SA	687,597	0.1
10,321	Capgemini SE	1,767,336	0.2
34,390	Carrefour SA	485,115	0.0
28,479 (1)	Cie de Saint-Gobain	3,345,587	0.3
42,511	Cie Generale des Etablissements Michelin SCA	1,581,168	0.1
3,714	Covivio SA/France	235,484	0.0
67,151	Credit Agricole SA	1,270,386	0.1
40,933	Danone SA	3,349,284	0.3
1,243	Dassault Aviation SA	439,491	0.0
42,495	Dassault Systemes SE	1,540,092	0.1
15,314	Edenred	475,662	0.0
4,350	Eiffage SA	611,235	0.1
115,808	Engie SA	2,721,821	0.2
18,856	EssilorLuxottica SA	5,177,732	0.4
2,667	Eurazeo SE	190,672	0.0
19,180	Getlink SE	370,252	0.0
2,008	Hermes International	5,443,434	0.5
2,391	Ipsen SA	284,811	0.0
4,720	Kering SA	1,028,282	0.1
13,641 (1)	Klepierre SA	539,357	0.1
7,048 (3)	La Francaise des Jeux SAEM	276,567	0.0
16,628	Legrand SA	2,228,633	0.2
15,245	L'Oreal SA	6,530,268	0.5
17,441	LVMH Moet Hennessy Louis Vuitton SE	9,128,297	0.8
118,064	Orange SA	1,797,906	0.2
12,796	Pernod Ricard SA	1,276,422	0.1
14,512 (1)	Publicis Groupe SA	1,639,059	0.1
12,188	Renault SA	562,417	0.1
14,182	Rexel SA	437,412	0.0
22,832	Safran SA	7,446,090	0.6
1,851	Sartorius Stedim Biotech	442,876	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	France (continued)
45,670	Societe Generale SA	$2,612,524	0.2
5,610	Sodexo SA	345,277	0.0
3,417	Teleperformance	331,885	0.0
5,876	Thales SA	1,735,039	0.1
129,541 (1)	TotalEnergies SE	7,917,914	0.7
7,708	Unibail-Rodamco- Westfield	740,954	0.1
39,917	Veolia Environnement SA	1,425,116	0.1
31,389	Vinci SA	4,628,961	0.4
		113,008,988	9.3
	Germany: 9.9%
10,842	Adidas AG	2,530,855	0.2
24,485	Allianz SE	9,936,863	0.8
56,591	BASF SE	2,798,972	0.2
62,291	Bayer AG	1,876,664	0.2
18,381	Bayerische Motoren Werke AG	1,637,005	0.1
6,290	Beiersdorf AG	790,642	0.1
7,782	Brenntag SE	515,559	0.0
56,336	Commerzbank AG	1,775,323	0.2
6,975	Continental AG	608,764	0.1
11,384 (2)	Covestro AG	809,953	0.1
3,957	CTS Eventim AG & Co. KGaA	492,057	0.0
30,125	Daimler Truck Holding AG	1,429,254	0.1
117,354	Deutsche Bank AG	3,479,020	0.3
11,939	Deutsche Boerse AG	3,900,358	0.3
37,990	Deutsche Lufthansa AG	322,522	0.0
60,869	Deutsche Post AG, Reg	2,819,452	0.2
221,319	Deutsche Telekom AG, Reg	8,101,096	0.7
142,353	E.ON SE	2,622,953	0.2
16,251	Evonik Industries AG	335,724	0.0
13,953	Fresenius Medical Care AG & Co. KGaA	801,674	0.1
26,784	Fresenius SE & Co. KGaA	1,347,849	0.1
9,288	GEA Group AG	651,092	0.1
3,823	Hannover Rueck SE	1,204,682	0.1
8,485	Heidelberg Materials AG	1,998,196	0.2
6,589	Henkel AG & Co. KGaA	477,871	0.0
82,803	Infineon Technologies AG	3,533,384	0.3
4,599	Knorr-Bremse AG	446,090	0.0
4,722	LEG Immobilien SE	420,314	0.0
45,790	Mercedes-Benz Group AG	2,667,740	0.2
8,195	Merck KGaA	1,062,553	0.1
3,413	MTU Aero Engines AG	1,516,242	0.1
8,481	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	5,507,022	0.5
3,662	Nemetschek SE	530,965	0.1
324	Rational AG	272,257	0.0
2,834	Rheinmetall AG	6,001,575	0.5
40,089	RWE AG	1,675,252	0.1
66,210	SAP SE	20,245,717	1.7
4,755 (3)	Scout24 SE	656,424	0.1
48,188	Siemens AG, Reg	12,377,519	1.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2025 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Germany (continued)
43,079 (2)	Siemens Energy AG	$5,035,128	0.4
21,456 (3)	Siemens Healthineers AG	1,191,120	0.1
8,419	Symrise AG	882,856	0.1
4,093	Talanx AG	530,625	0.1
46,956	Vonovia SE	1,664,754	0.1
14,235 (2)(3)	Zalando SE	469,718	0.0
		119,951,655	9.9
	Hong Kong: 1.9%
678,099	AIA Group Ltd.	6,142,522	0.5
122,199	CK Asset Holdings Ltd.	539,976	0.1
39,902 (1)	CK Infrastructure Holdings Ltd.	264,241	0.0
104,365	CLP Holdings Ltd.	881,442	0.1
3,906	Futu Holdings Ltd., ADR	482,743	0.0
47,736	Hang Seng Bank Ltd.	716,335	0.1
92,059	Henderson Land Development Co. Ltd.	323,311	0.0
239,867	HKT Trust & HKT Ltd. - Stapled Security	358,618	0.0
710,181	Hong Kong & China Gas Co. Ltd.	597,113	0.1
76,388	Hong Kong Exchanges & Clearing Ltd.	4,108,649	0.3
69,933	Hongkong Land Holdings Ltd.	403,513	0.0
10,204	Jardine Matheson Holdings Ltd.	490,437	0.0
164,832	Link REIT	882,921	0.1
98,644	MTR Corp. Ltd.	354,714	0.0
87,845	Power Assets Holdings Ltd.	564,805	0.1
165,441	Prudential PLC	2,070,695	0.2
238,626	Sino Land Co. Ltd.	254,169	0.0
91,971	Sun Hung Kai Properties Ltd.	1,059,786	0.1
23,620(1)	Swire Pacific Ltd. - Class A	202,473	0.0
93,000	Techtronic Industries Co. Ltd.	1,026,160	0.1
529,000 (3)	WH Group Ltd.	509,846	0.1
106,361	Wharf Real Estate Investment Co. Ltd.	301,915	0.0
		22,536,384	1.9
	Ireland: 0.4%
11,672	AerCap Holdings NV	1,365,624	0.1
132,872	AIB Group PLC	1,096,576	0.1
62,462	Bank of Ireland Group PLC	890,094	0.1
10,465	Kerry Group PLC - Class A	1,156,243	0.1
9,810	Kingspan Group PLC	835,907	0.0
		5,344,444	0.4
	Israel: 0.8%
2,817	Azrieli Group Ltd.	259,414	0.0
79,563	Bank Hapoalim BM	1,528,252	0.1
95,086	Bank Leumi Le-Israel BM	1,769,127	0.1
	Check Point Software Technologies Ltd.	1,216,211	0.1
1,701	Elbit Systems Ltd.	757,683	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Israel (continued)
49,094	ICL Group Ltd.	$337,044	0.0
77,956	Israel Discount Bank Ltd. - Class A	777,590	0.1
9,860	Mizrahi Tefahot Bank Ltd.	643,186	0.1
4,010 (2)	Nice Ltd.	679,748	0.1
72,724 (2)	Teva Pharmaceutical Industries Ltd., ADR	1,218,854	0.1
3,353 (2)	Wix.com Ltd.	531,316	0.0
		9,718,425	0.8
	Italy: 3.1%
54,730	Assicurazioni Generali SpA	1,946,835	0.2
14,837	Banca Mediolanum SpA	255,690	0.0
72,053	Banco BPM SpA	841,043	0.1
63,097	BPER Banca	572,688	0.0
13,822	Coca-Cola HBC AG - Class DI	722,096	0.1
39,035 (1)	Davide Campari-Milano NV	262,798	0.0
1,489	DiaSorin SpA	159,368	0.0
515,699	Enel SpA	4,894,362	0.4
139,666 (1)	Eni SpA	2,256,188	0.2
7,992	Ferrari NV	3,915,379	0.3
38,777 (1)	FinecoBank Banca Fineco SpA	860,214	0.1
18,550 (1)(3)	Infrastrutture Wireless Italiane SpA	226,829	0.0
959,524	Intesa Sanpaolo SpA	5,527,268	0.5
25,661	Leonardo SpA	1,447,974	0.1
31,701(1)	Mediobanca Banca di	737,715
	Credito Finanziario SpA		0.1
14,811	Moncler SpA	844,844	0.1
32,748 (1)(3)	Nexi SpA	195,582	0.0
28,985 (1)(3)	Poste Italiane SpA	622,769	0.0
17,817	Prysmian SpA	1,261,433	0.1
7,293	Recordati Industria Chimica e Farmaceutica SpA	458,403	0.0
53,908	Ryanair Holdings PLC	1,529,142	0.1
127,858	Snam SpA	774,015	0.1
680,382 (1)(2)	Telecom Italia SpA/Milano	336,188	0.0
86,420 (1)	Terna - Rete Elettrica Nazionale	888,484	0.1
88,889	UniCredit SpA	5,962,992	0.5
22,746	Unipol Gruppo SpA	450,481	0.0
		37,950,780	3.1
	Japan: 21.4%
48,600	Advantest Corp.	3,602,769	0.3
47,080	Aeon Co. Ltd.	1,443,134	0.1
12,421 (1)	AGC, Inc.	364,379	0.0
33,333	Aisin Corp.	426,409	0.0
57,356	Ajinomoto Co., Inc.	1,555,677	0.1
10,589	ANA Holdings, Inc.	207,333	0.0
91,574 (1)	Asahi Group Holdings Ltd.	1,224,082	0.1
77,953	Asahi Kasei Corp.	554,929	0.1
41,900	Asics Corp.	1,068,466	0.1
114,720	Astellas Pharma, Inc.	1,123,218	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2025 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
37,679	Bandai Namco Holdings, Inc.	$1,350,386	0.1
36,243 (1)	Bridgestone Corp.	1,482,056	0.1
59,193 (1)	Canon, Inc.	1,716,818	0.1
22,000	Capcom Co. Ltd.	751,333	0.1
48,940	Central Japan Railway Co.	1,094,033	0.1
35,766 (1)	Chiba Bank Ltd.	330,540	0.0
40,842	Chubu Electric Power Co., Inc.	505,397	0.0
42,618	Chugai Pharmaceutical Co. Ltd.	2,225,419	0.2
65,309	Concordia Financial Group Ltd.	423,841	0.0
24,948	Dai Nippon Printing Co. Ltd.	378,707	0.0
20,500 (1)	Daifuku Co. Ltd.	527,382	0.1
222,932	Dai-ichi Life Holdings, Inc.	1,694,864	0.1
108,879	Daiichi Sankyo Co. Ltd.	2,522,520	0.2
16,698	Daikin Industries Ltd.	1,960,074	0.2
3,681	Daito Trust Construction Co. Ltd.	400,929	0.0
35,554	Daiwa House Industry Co. Ltd.	1,221,735	0.1
84,621	Daiwa Securities Group, Inc.	600,981	0.1
119,968	Denso Corp.	1,619,003	0.1
12,603 (1)	Dentsu Group, Inc.	279,257	0.0
5,800	Disco Corp.	1,718,212	0.2
57,499	East Japan Railway Co.	1,236,857	0.1
16,679	Eisai Co. Ltd.	479,028	0.0
173,064	ENEOS Holdings, Inc.	857,849	0.1
59,965	FANUC Corp.	1,627,887	0.1
12,126	Fast Retailing Co. Ltd.	4,157,570	0.4
8,523	Fuji Electric Co. Ltd.	392,500	0.0
70,980 (1)	FUJIFILM Holdings Corp.	1,537,114	0.1
15,900	Fujikura Ltd.	836,427	0.1
111,630	Fujitsu Ltd.	2,708,075	0.2
14,457	Hankyu Hanshin Holdings, Inc.	392,994	0.0
1,100	Hikari Tsushin, Inc.	324,793	0.0
290,455	Hitachi Ltd.	8,441,887	0.7
267,826	Honda Motor Co. Ltd.	2,582,607	0.2
7,200	Hoshizaki Corp.	248,098	0.0
21,937	Hoya Corp.	2,605,284	0.2
29,164 (1)	Hulic Co. Ltd.	294,171	0.0
51,675	Idemitsu Kosan Co. Ltd.	313,377	0.0
9,300	IHI Corp.	1,005,923	0.1
55,916 (1)	Inpex Corp.	784,902	0.1
33,968	Isuzu Motors Ltd.	430,305	0.0
75,416	ITOCHU Corp.	3,949,160	0.3
9,578 (1)	Japan Airlines Co. Ltd.	195,352	0.0
62,928	Japan Exchange Group, Inc.	637,462	0.1
114,300	Japan Post Bank Co. Ltd.	1,232,214	0.1
113,100	Japan Post Holdings Co. Ltd.	1,047,557	0.1
12,100	Japan Post Insurance Co. Ltd.	273,947	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
76,102 (1)	Japan Tobacco, Inc.	$2,241,921	0.2
36,502	JFE Holdings, Inc.	424,615	0.0
26,854	Kajima Corp.	700,398	0.1
60,062	Kansai Electric Power Co., Inc.	712,325	0.1
29,575	Kao Corp.	1,325,126	0.1
22,300 (1)	Kawasaki Kisen Kaisha Ltd.	315,814	0.0
194,602	KDDI Corp.	3,341,430	0.3
12,288	Keyence Corp.	4,913,090	0.4
43,070	Kikkoman Corp.	399,510	0.0
49,256 (1)	Kirin Holdings Co. Ltd.	690,255	0.1
9,500	Kobe Bussan Co. Ltd.	295,028	0.0
57,283	Komatsu Ltd.	1,889,969	0.2
6,366	Konami Group Corp.	1,006,476	0.1
62,022 (1)	Kubota Corp.	699,416	0.1
81,376	Kyocera Corp.	977,355	0.1
15,014	Kyowa Kirin Co. Ltd.	256,999	0.0
5,100 (1)	Lasertec Corp.	683,709	0.1
28,000	M3, Inc.	384,628	0.0
15,108	Makita Corp.	465,296	0.0
89,556	Marubeni Corp.	1,805,292	0.2
21,100	MatsukiyoCocokara & Co.	434,038	0.0
15,176	MEIJI Holdings Co. Ltd.	335,599	0.0
23,000	MINEBEA MITSUMI, Inc.	336,346	0.0
85,948	Mitsubishi Chemical
	Group Corp.	451,745	0.0
216,779	Mitsubishi Corp.	4,331,653	0.4
120,561	Mitsubishi Electric Corp.	2,593,144	0.2
67,427	Mitsubishi Estate Co. Ltd.	1,264,062	0.1
55,776	Mitsubishi HC Capital, Inc.	410,663	0.0
203,190	Mitsubishi Heavy Industries Ltd.	5,084,705	0.4
726,906	Mitsubishi UFJ Financial Group, Inc.	9,910,340	0.8
156,602	Mitsui & Co. Ltd.	3,191,545	0.3
167,557	Mitsui Fudosan Co. Ltd.	1,622,133	0.1
21,900 (1)	Mitsui OSK Lines Ltd.	731,454	0.1
151,406	Mizuho Financial Group, Inc.	4,203,020	0.4
15,900	MonotaRO Co. Ltd.	313,005	0.0
81,562	MS&AD Insurance Group Holdings, Inc.	1,823,368	0.2
105,832	Murata Manufacturing Co. Ltd.	1,564,270	0.1
77,900	NEC Corp.	2,272,737	0.2
20,900 (1)	Nexon Co. Ltd.	420,959	0.0
52,968	NIDEC Corp.	1,029,332	0.1
70,040	Nintendo Co. Ltd.	6,725,930	0.6
485 (1)	Nippon Building Fund, Inc.	447,839	0.0
60,085	Nippon Paint Holdings Co. Ltd.	483,220	0.0
11,025 (1)	Nippon Sanso Holdings Corp.	417,203	0.0
61,280	Nippon Steel Corp.	1,158,923	0.1
1,894,700	Nippon Telegraph & Telephone Corp.	2,025,644	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2025 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
27,809 (1)	Nippon Yusen KK	$1,000,428	0.1
141,292 (1)(2)	Nissan Motor Co. Ltd.	341,867	0.0
12,451	Nissin Foods Holdings Co. Ltd.	258,671	0.0
5,106	Nitori Holdings Co. Ltd.	491,454	0.0
44,810	Nitto Denko Corp.	865,347	0.1
190,526	Nomura Holdings, Inc.	1,255,510	0.1
23,968	Nomura Research Institute Ltd.	958,658	0.1
41,215	Obayashi Corp.	624,482	0.1
20,500	Obic Co. Ltd.	797,144	0.1
72,128	Olympus Corp.	856,760	0.1
11,123	Omron Corp.	299,837	0.0
23,690	Ono Pharmaceutical Co. Ltd.	256,747	0.0
2,400	Oracle Corp. Japan	286,057	0.0
68,500 (1)	Oriental Land Co. Ltd./ Japan	1,577,677	0.1
73,763	ORIX Corp.	1,664,586	0.1
23,065	Osaka Gas Co. Ltd.	591,616	0.1
14,444 (1)	Otsuka Corp.	294,245	0.0
28,046	Otsuka Holdings Co. Ltd.	1,390,501	0.1
24,168	Pan Pacific International Holdings Corp.	831,260	0.1
147,831	Panasonic Holdings Corp.	1,581,692	0.1
95,670 (1)(2)	Rakuten Group, Inc.	527,159	0.1
89,200	Recruit Holdings Co. Ltd.	5,245,552	0.4
106,700	Renesas Electronics Corp.	1,320,032	0.1
131,613	Resona Holdings, Inc.	1,215,554	0.1
35,132	Ricoh Co. Ltd.	331,555	0.0
11,300	Sanrio Co. Ltd.	546,419	0.1
17,270 (1)	SBI Holdings, Inc.	601,776	0.1
5,200	SCREEN Holdings Co. Ltd.	422,819	0.0
9,900	SCSK Corp.	298,264	0.0
26,612	Secom Co. Ltd.	956,034	0.1
23,919	Sekisui Chemical Co. Ltd.	433,189	0.0
37,785	Sekisui House Ltd.	831,623	0.1
140,413	Seven & i Holdings Co. Ltd.	2,259,993	0.2
21,300	SG Holdings Co. Ltd.	237,239	0.0
14,972	Shimadzu Corp.	370,153	0.0
4,755	Shimano, Inc.	689,382	0.1
114,245	Shin-Etsu Chemical Co. Ltd.	3,772,596	0.3
47,996	Shionogi & Co. Ltd.	864,037	0.1
25,362 (1)	Shiseido Co. Ltd.	452,982	0.0
3,636	SMC Corp.	1,303,006	0.1
1,815,100	SoftBank Corp.	2,811,502	0.2
60,492	SoftBank Group Corp.	4,398,133	0.4
56,539	Sompo Holdings, Inc.	1,703,792	0.1
389,950	Sony Group Corp.	10,138,827	0.8
37,135	Subaru Corp.	643,787	0.1
69,155	Sumitomo Corp.	1,784,664	0.2
45,333	Sumitomo Electric Industries Ltd.	972,094	0.1
15,680	Sumitomo Metal Mining Co. Ltd.	386,433	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
233,953	Sumitomo Mitsui Financial Group, Inc.	$5,891,161	0.5
40,670	Sumitomo Mitsui Trust Holdings, Inc.	1,081,718	0.1
19,596	Sumitomo Realty & Development Co. Ltd.	756,785	0.1
8,834	Suntory Beverage & Food Ltd.	282,506	0.0
99,676	Suzuki Motor Corp.	1,201,717	0.1
31,914 (1)	Sysmex Corp.	555,534	0.1
31,011	T&D Holdings, Inc.	680,695	0.1
9,861	Taisei Corp.	574,310	0.1
100,822	Takeda Pharmaceutical Co. Ltd.	3,112,678	0.3
123,280	TDK Corp.	1,438,993	0.1
84,456	Terumo Corp.	1,549,926	0.1
13,500 (1)	TIS, Inc.	452,381	0.0
7,100 (1)	Toho Co. Ltd./Tokyo	418,871	0.0
116,464	Tokio Marine Holdings, Inc.	4,935,867	0.4
28,395	Tokyo Electron Ltd.	5,437,911	0.5
20,972	Tokyo Gas Co. Ltd.	697,573	0.1
19,300 (1)	Tokyo Metro Co. Ltd.	224,588	0.0
31,694	Tokyu Corp.	377,036	0.0
15,116	TOPPAN Holdings, Inc.	410,657	0.0
87,903	Toray Industries, Inc.	601,718	0.1
10,305	Toyota Industries Corp.	1,163,050	0.1
600,890	Toyota Motor Corp.	10,349,124	0.9
40,362	Toyota Tsusho Corp.	914,250	0.1
8,053	Trend Micro, Inc./Japan	556,993	0.1
70,834	Unicharm Corp.	511,477	0.1
28,342	West Japan Railway Co.	647,929	0.1
16,270 (1)	Yakult Honsha Co. Ltd.	306,413	0.0
58,612 (1)	Yamaha Motor Co. Ltd.	438,598	0.0
14,473	Yokogawa Electric Corp.	386,630	0.0
181,444	Z Holdings Corp.	668,187	0.1
6,100	Zensho Holdings Co. Ltd.	369,211	0.0
25,700	ZOZO, Inc.	277,681	0.0
		259,094,055	21.4
	Luxembourg: 0.1%
29,740	ArcelorMittal SA	944,376	0.1
13,480 (3)	CVC Capital Partners PLC	277,169	0.0
7,508 (1)	Eurofins Scientific SE	535,061	0.0
		1,756,606	0.1
	Macao: 0.1%
139,159	Galaxy Entertainment Group Ltd.	620,315	0.1
154,002	Sands China Ltd.	321,854	0.0
		942,169	0.1
	Netherlands: 4.2%
29,051 (3)	ABN AMRO Bank NV	793,267	0.1
1,598 (2)(3)	Adyen NV	2,934,795	0.2
83,837	Aegon Ltd.	607,545	0.0
10,829 (1)	Akzo Nobel NV	759,805	0.1
3,872 (1)(2)	Argenx SE	2,143,479	0.2
2,971 (1)	ASM International, N.V.	1,905,836	0.2
24,971 (1)	ASML Holding NV	20,010,240	1.6
9,380	ASR Nederland NV	623,261	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2025 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Netherlands (continued)
5,145 (1)	BE Semiconductor Industries NV	$769,454	0.1
4,957 (3)	Euronext NV	849,345	0.1
5,605	EXOR NV	565,813	0.0
8,218	Heineken Holding NV	613,226	0.1
18,261	Heineken NV	1,593,146	0.1
3,748 (1)	IMCD NV	504,090	0.0
199,562	ING Groep NV	4,373,951	0.4
10,834 (1)	JDE Peet's NV	309,470	0.0
57,885	Koninklijke Ahold Delhaize NV	2,417,658	0.2
246,580	Koninklijke KPN NV	1,202,868	0.1
52,763	Koninklijke Philips, N.V.	1,266,967	0.1
17,056	NN Group NV	1,134,894	0.1
6,881 (1)	Randstad NV	318,047	0.0
69,760 (1)	Universal Music Group NV	2,263,060	0.2
15,123	Wolters Kluwer NV	2,529,149	0.2
		50,489,366	4.2
	New Zealand: 0.3%
107,036	Auckland International Airport Ltd.	505,315	0.1
50,903	Contact Energy Ltd.	279,348	0.0
37,172	Fisher & Paykel Healthcare Corp. Ltd.	816,475	0.1
58,313	Infratil Ltd.	376,279	0.0
82,918	Meridian Energy Ltd.	298,203	0.0
9,223 (2)	Xero Ltd.	1,091,351	0.1
		3,366,971	0.3
	Norway: 0.6%
20,037	Aker BP ASA	512,033	0.1
56,781	DNB Bank ASA	1,570,255	0.1
53,123	Equinor ASA	1,341,571	0.1
12,681	Gjensidige Forsikring ASA	321,463	0.0
27,886	Kongsberg Gruppen ASA	1,081,338	0.1
29,509	Mowi ASA	569,920	0.1
89,168	Norsk Hydro ASA	510,612	0.0
44,447	Orkla ASA	484,094	0.0
4,394	Salmar ASA	190,418	0.0
39,042	Telenor ASA	607,970	0.1
		7,189,674	0.6
	Poland: 0.0%
14,974 (2)	InPost SA	249,194	0.0
	Portugal: 0.1%
198,968	EDP - Energias de Portugal SA	864,375	0.1
26,456	Galp Energia SGPS SA	484,301	0.0
17,955	Jeronimo Martins SGPS SA	454,584	0.0
		1,803,260	0.1
	Singapore: 1.8%
237,137	CapitaLand Ascendas REIT	500,396	0.0
370,984	CapitaLand Integrated Commercial Trust	633,483	0.1
148,496	CapitaLand Investment Ltd./Singapore	309,564	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Singapore (continued)
135,102	DBS Group Holdings Ltd.	$4,769,382	0.4
402,412	Genting Singapore Ltd.	226,332	0.0
150,448 (2)	Grab Holdings Ltd. - Class A	756,753	0.1
92,304	Keppel Corp. Ltd.	539,016	0.1
214,722	Oversea-Chinese Banking Corp. Ltd.	2,753,448	0.2
24,255 (2)	Sea Ltd., ADR	3,879,345	0.3
56,700	Sembcorp Industries Ltd.	305,448	0.0
94,400	Singapore Airlines Ltd.	517,761	0.0
54,351	Singapore Exchange Ltd.	636,408	0.1
99,006	Singapore Technologies Engineering Ltd.	607,074	0.1
471,250	Singapore Telecommunications Ltd.	1,420,719	0.1
42,931	STMicroelectronics NV	1,316,354	0.1
80,056	United Overseas Bank Ltd.	2,265,882	0.2
		21,437,365	1.8
	South Africa: 0.2%
70,960	Anglo American PLC	2,091,746	0.2

	South Korea: 0.0%
12,537 (2)(3)	Delivery Hero SE	340,283	0.0

	Spain: 3.1%
1,565 (1)	Acciona SA	282,271	0.0
11,196	ACS Actividades de
	Construccion y Servicios SA	778,210	0.1
47,518 (3)	Aena SME SA	1,268,439	0.1
28,564 (1)	Amadeus IT Group SA	2,413,181	0.2
365,424	Banco Bilbao Vizcaya Argentaria SA	5,626,913	0.5
341,610	Banco de Sabadell SA	1,087,536	0.1
960,753	Banco Santander SA	7,955,901	0.7
42,745 (1)	Bankinter SA	558,015	0.0
250,212	CaixaBank SA	2,168,046	0.2
31,356 (3)	Cellnex Telecom SA	1,220,951	0.1
20,991 (1)	EDP Renovaveis SA	234,884	0.0
20,139 (1)	Endesa SA	637,906	0.0
19,851 (1)(2)	Grifols SA	242,222	0.0
367,531	Iberdrola SA	7,070,593	0.6
69,165	Industria de Diseno Textil SA	3,608,124	0.3
25,731 (1)	Red Electrica Corp. SA	550,587	0.0
73,385 (1)	Repsol SA	1,073,361	0.1
233,688 (1)	Telefonica SA	1,229,923	0.1
		38,007,063	3.1
	Sweden: 3.0%
16,481	AddTech AB - Class B	561,863	0.1
18,345	Alfa Laval AB	772,666	0.1
63,551	Assa Abloy AB - Class B	1,986,836	0.2
170,311	Atlas Copco AB - Class A	2,753,249	0.2
98,968	Atlas Copco AB - Class B	1,408,571	0.1
24,405 (1)	Beijer Ref AB	385,136	0.0
18,021 (2)	Boliden AB	563,147	0.1
41,785 (1)	Epiroc AB - Class A	909,236	0.1
24,726	Epiroc AB - Class B	474,060	0.0
23,608 (1)	EQT AB	791,954	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2025 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden (continued)
38,194	Essity AB - Class B	$1,057,549	0.1
9,402 (1)(3)	Evolution AB	746,736	0.1
45,526 (1)(2)	Fastighets AB Balder	339,363	0.0
35,917 (1)	H & M Hennes & Mauritz AB - Class B	505,860	0.1
131,642	Hexagon AB - Class B	1,326,899	0.1
5,073 (1)	Holmen AB - Class B	200,952	0.0
7,557	Industrivarden AB - Class A	274,723	0.0
9,816 (1)	Industrivarden AB - Class C	355,455	0.0
17,325	Indutrade AB	473,061	0.0
9,388	Investment AB Latour - Class B	247,611	0.0
109,745	Investor AB - Class B	3,252,116	0.3
4,819	L E Lundbergforetagen AB - Class B	240,553	0.0
14,780	Lifco AB - Class B	598,986	0.1
96,091 (1)	Nibe Industrier AB - Class B	410,276	0.0
20,309 (1)	Saab AB - Class B	1,135,543	0.1
13,935 (1)	Sagax AB - Class B	319,310	0.0
67,605	Sandvik AB	1,552,371	0.1
31,183 (1)	Securitas AB - Class B	466,882	0.0
100,617	Skandinaviska Enskilda Banken AB - Class A	1,753,808	0.2
21,577	Skanska AB - Class B	502,628	0.1
21,630	SKF AB - Class B	496,848	0.0
38,519 (1)	Svenska Cellulosa AB SCA - Class B	500,853	0.0
92,482	Svenska Handelsbanken AB - Class A	1,238,083	0.1
53,832	Swedbank AB - Class A	1,425,812	0.1
12,415 (2)	Swedish Orphan Biovitrum AB	377,852	0.0
34,711	Tele2 AB - Class B	506,691	0.1
176,131 (1)	Telefonaktiebolaget LM Ericsson - Class B	1,505,096	0.1
149,591	Telia Co. AB	538,053	0.1
12,833	Trelleborg AB - Class B	478,043	0.0
100,719 (1)	Volvo AB - Class B	2,833,993	0.2
		36,268,724	3.0
	Switzerland: 4.9%
100,277	ABB Ltd., Reg	6,009,484	0.5
2,614	Baloise Holding AG, Reg	616,517	0.1
2,005 (1)	Banque Cantonale Vaudoise	231,242	0.0
226 (1)	Barry Callebaut AG	247,034	0.0
1,339	BKW AG	293,575	0.0
7	Chocoladefabriken Lindt & Spruengli AG	1,167,079	0.1
60 (1)	Chocoladefabriken Lindt & Spruengli AG - Class PC	1,011,216	0.1
34,086	Cie Financiere Richemont SA	6,450,192	0.5
11,792	DSM-Firmenich AG	1,254,497	0.1
5,574	Dufry AG, Reg	303,622	0.0
445	EMS-Chemie Holding AG	336,422	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland (continued)
7,542	Galderma Group AG	$1,096,273	0.1
2,120	Geberit AG, Reg	1,669,595	0.1
585	Givaudan SA, Reg	2,836,973	0.2
2,353	Helvetia Holding AG	552,428	0.0
13,062	Julius Baer Group Ltd.	886,059	0.1
3,063	Kuehne + Nagel International AG	663,271	0.1
9,644	Logitech International SA	874,561	0.1
4,580	Lonza Group AG	3,275,449	0.3
1,439	Partners Group Holding AG	1,882,682	0.2
26,504	Sandoz Group AG	1,452,509	0.1
2,582	Schindler Holding AG	961,460	0.1
1,489	Schindler Holding AG (SCHN)	540,934	0.0
10,213	SGS SA	1,036,984	0.1
19,390 (1)	SIG Group AG	358,658	0.0
9,667	Sika AG, Reg	2,630,236	0.2
3,214	Sonova Holding AG, Reg	958,497	0.1
7,077	Straumann Holding AG	926,306	0.1
1,835 (1)	Swatch Group AG - Class BR	299,584	0.0
1,821	Swiss Life Holding AG	1,843,515	0.2
5,087 (1)	Swiss Prime Site AG	763,682	0.1
1,642	Swisscom AG, Reg	1,165,965	0.1
3,575	Temenos AG	256,811	0.0
208,540	UBS Group AG	7,080,302	0.6
1,712 (3)	VAT Group AG	725,429	0.1
9,280	Zurich Insurance Group AG	6,493,431	0.5
		59,152,474	4.9
	United Arab Emirates: —%
19,351 (2)(4)	NMC Health PLC	—	—

	United Kingdom: 11.2%
61,719	3i Group PLC	3,492,804	0.3
16,508	Admiral Group PLC	741,316	0.1
27,390	Ashtead Group PLC	1,756,408	0.1
20,665	Associated British Foods PLC	583,875	0.1
98,318	AstraZeneca PLC	13,682,793	1.1
55,747 (3)	Auto Trader Group PLC	631,433	0.1
169,798	Aviva PLC	1,443,573	0.1
191,003	BAE Systems PLC	4,957,065	0.4
906,794	Barclays PLC	4,190,075	0.3
87,071	Barratt Developments PLC	545,236	0.0
125,604	British American Tobacco PLC	5,971,996	0.5
378,791 (1)	BT Group PLC	1,008,612	0.1
20,771	Bunzl PLC	661,897	0.1
318,693	Centrica PLC	707,105	0.1
170,199	CK Hutchison Holdings Ltd.	1,048,031	0.1
10,955	Coca-Cola Europacific Partners PLC	1,009,457	0.1
3,653	Coca-Cola European Partners PLC - USD	338,706	0.0
107,627	Compass Group PLC	3,645,532	0.3
8,411	Croda International PLC	337,684	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2025 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
6,275	DCC PLC	$407,250	0.0
141,095	Diageo PLC	3,557,856	0.3
38,523	Entain PLC	477,130	0.0
24,072	Halma PLC	1,058,061	0.1
10,552	Hikma Pharmaceuticals PLC	287,953	0.0
1,120,574	HSBC Holdings PLC	13,554,637	1.1
49,600	Imperial Brands PLC	1,959,698	0.2
83,637	Informa PLC	925,959	0.1
9,402	InterContinental Hotels Group PLC	1,074,976	0.1
78,805 (1)	International Consolidated Airlines Group SA - Class DI	371,269	0.0
10,153	Intertek Group PLC	661,350	0.1
111,460	J Sainsbury PLC	443,594	0.0
172,471	JD Sports Fashion PLC	210,323	0.0
113,062	Kingfisher PLC	451,523	0.0
44,872	Land Securities Group PLC	389,749	0.0
372,337	Legal & General Group PLC	1,302,780	0.1
3,813,675	Lloyds Banking Group PLC	4,010,138	0.3
30,220	London Stock Exchange Group PLC	4,419,578	0.4
144,832	M&G PLC	511,939	0.0
130,311	Marks & Spencer Group PLC	634,225	0.1
80,860	Melrose Industries PLC	588,917	0.1
310,505	National Grid PLC	4,557,785	0.4
512,193	NatWest Group PLC	3,597,097	0.3
7,401	Next PLC	1,264,043	0.1
37,865	Pearson PLC	557,788	0.0
44,524	Phoenix Group Holdings PLC	402,813	0.0
43,234	Reckitt Benckiser Group PLC	2,945,394	0.2
117,130	RELX PLC - GBP	6,348,155	0.5
160,070	Rentokil Initial PLC	772,298	0.1
537,542	Rolls-Royce Holdings PLC	7,123,833	0.6
62,269	Sage Group PLC	1,069,330	0.1
48,094	Schroders PLC	239,177	0.0
81,521	Segro PLC	763,128	0.1
17,132	Severn Trent PLC	643,685	0.1
52,762	Smith & Nephew PLC	808,008	0.1
21,282	Smiths Group PLC	656,428	0.1
4,667	Spirax-Sarco Engineering PLC	381,630	0.0
70,146	SSE PLC	1,766,281	0.1
127,998	Standard Chartered PLC	2,118,175	0.2
426,621	Tesco PLC	2,352,178	0.2
115,284	Unilever PLC	7,035,330	0.6
43,328	Unilever PLC - NL	2,644,634	0.2
43,236	United Utilities Group PLC	678,923	0.1
1,264,706	Vodafone Group PLC	1,353,802	0.1
11,192	Whitbread PLC	434,316	0.0
42,244 (2)	Wise PLC - Class A	603,470	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
68,402	WPP PLC	$481,616	0.0
		135,651,820	11.2
	United States: 10.1%
31,684	Alcon, Inc.	2,809,832	0.2
34,584 (2)	Amrize Ltd.	1,725,168	0.1
1,015,582	BP PLC	5,059,916	0.4
30,702	CSL Ltd.	4,849,709	0.4
2,979 (2)	CyberArk Software Ltd.	1,212,096	0.1
58,218	Experian PLC	3,002,075	0.3
32,603 (1)	Ferrovial SE	1,739,137	0.1
2,919	Gecina SA	321,337	0.0
260,994	GSK PLC	4,976,219	0.4
572,211	Haleon PLC	2,940,945	0.2
34,584	Holcim AG	2,568,178	0.2
36,690 (1)(2)	James Hardie Industries PLC	985,249	0.1
2,575 (2)	Monday.com Ltd.	809,786	0.1
166,123	Nestle SA	16,517,007	1.4
120,545	Novartis AG, Reg	14,631,404	1.2
13,710	QIAGEN NV	660,545	0.1
44,546	Roche Holding AG	14,540,700	1.2
2,029	Roche Holding AG - Class BR	705,141	0.1
70,393	Sanofi	6,815,028	0.6
34,673	Schneider Electric SE	9,309,204	0.8
379,545	Shell PLC	13,242,116	1.1
9,735 (2)	Spotify Technology SA	7,470,055	0.6
127,847	Stellantis NV (STLAP)	1,282,305	0.1
19,125	Swiss Re AG	3,308,378	0.3
25,804	Tenaris SA	483,689	0.0
		121,965,219	10.1
	Total Common Stock (Cost $522,885,424)	1,191,710,921	98.3

PREFERRED STOCK: 0.3%
	Germany: 0.3%
3,549	Bayerische Motoren Werke AG	294,731	0.0
7,220 (3)	Dr Ing hc F Porsche AG	356,842	0.0
10,732	Henkel AG & Co. KGaA	843,361	0.1
9,709	Porsche Automobil Holding SE	385,435	0.0
1,662	Sartorius AG	423,309	0.1
13,075	Volkswagen AG	1,382,207	0.1
		3,685,885	0.3
	Total Preferred Stock (Cost $3,511,026)	3,685,885	0.3

	Total Long-Term Investments (Cost $526,396,450)	1,195,396,806	98.6

Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.7%
	Commercial Paper: 1.3%
900,000 (5)	ANZ Banking Group Ltd., 4.480%, 08/27/2025	900,051	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2025 (unaudited) (continued)

Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
950,000 (5)	Bank of Montreal, 4.510%, 09/05/2025	$950,268	0.1
750,000 (5)	BNP Paribas S.A., 4.450%, 07/23/2025	747,926	0.0
750,000 (5)	Commonwealth Bank of Australia, 4.520%, 07/24/2025	750,042	0.0
900,000 (5)	Credit Industriel et Commercial S.A., 4.420%, 07/14/2025	898,490	0.1
900,000 (5)	DBS Bank Ltd., 4.430%, 09/03/2025	892,885	0.0
900,000 (5)	John Deere Financial, 4.400%, 08/20/2025	894,467	0.1
750,000 (5)	LLoyds Bank PLC, 4.430%, 07/24/2025	747,828	0.0
950,000 (5)	National Australia Bank Ltd., 4.500%, 09/04/2025	950,019	0.1
900,000 (5)	Novartis Finance Corp., 4.370%, 07/14/2025	898,484	0.1
900,000 (5)	Skandinaviska Enskilda Banken AB, 4.590%, 12/22/2025	899,960	0.1
900,000 (5)	Societe Generale S.A., 4.650%, 10/24/2025	900,936	0.1
900,000 (5)	Svenska Handelsbanken AB, 4.500%, 09/10/2025	900,022	0.1
900,000 (5)	Swedbank AB, 4.580%, 12/12/2025	899,982	0.1
900,000 (5)	Toyota Motor Credit Corp., 4.490%, 08/11/2025	895,447	0.1
900,000 (5)	United Overseas Bank Ltd., 4.360%, 09/19/2025	900,041	0.1
900,000 (5)	Walmart, Inc., 4.340%, 07/07/2025	899,249	0.1

	Total Commercial Paper (Cost $14,926,097)	14,926,097	1.3
	Certificates of Deposits: 0.9%
900,000 (5)	Bank of America N.A., 4.530%, 08/05/2025	900,252	0.1
900,000 (5)(6)	Barclays Bank PLC, 4.620%, (SOFRRATE + 0.220%), 07/28/2025	900,075	0.0
900,000 (5)	Canadian Imperial Bank of Commerce, 4.490%, 11/12/2025	900,606	0.1
900,000 (5)	Citibank N.A., 4.577%, 10/23/2025	900,959	0.1
950,000 (5)(6)	Cooperatieve Rabobank U.A., 4.671%, (SOFRRATE + 0.360%), 08/11/2025	950,319	0.1
900,000 (5)	DZ Bank AG, 4.439%, 08/15/2025	900,207	0.1
900,000 (5)	Landesbank Baden- Wurttemberg, 4.540%, 11/17/2025	900,146	0.1

Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Certificates of Deposits (continued)
900,000 (5)(6)	Mitsubishi UFJ Trust & Banking Corp. YCd, 4.533%, (SOFRRATE + 0.230%), 08/08/2025	$900,121	0.0
750,000 (5)	Mizuho Bank Ltd., 4.516%, 07/23/2025	750,174	0.0
900,000 (5)	Natixis, 4.484%, 08/06/2025	900,240	0.1
900,000 (5)	Oversea-Chinese Banking Corporation Ltd., 4.530%, 11/14/2025	900,695	0.1
900,000 (5)	Sumitomo Mitsui Banking Corp., 4.468%, 08/20/2025	900,242	0.1

	Total Certificates of Deposits (Cost $10,704,036)	10,704,036	0.9

	Repurchase Agreements: 3.8%
8,339,070 (5)	Bethesda Securities, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $8,340,094, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%- 6.000%, Market Value plus accrued interest $8,505,851, due 10/01/27-02/01/57)	8,339,070	0.7
2,154,005 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $2,154,264, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 6.500%, Market Value plus accrued interest $2,197,085, due 06/01/30-02/01/57)	2,154,005	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2025 (unaudited) (continued)

Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,462,298 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,462,474, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%- 7.500%, Market Value plus accrued interest $1,491,544, due 08/15/34-06/01/55)	$1,462,298	0.1
11,543,202 (5)	Marex Capital Markets Inc., Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $11,544,619, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 7.000%, Market Value plus accrued interest $11,774,066, due 12/01/29-06/20/55)	11,543,202	1.0
6,583,106 (5)	Mirae Asset Securities (USA), Inc., Repurchase Agreement dated 06/30/2025, 4.470%, due 07/01/2025 (Repurchase Amount $6,583,912, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.318%, Market Value plus accrued interest $6,715,605, due 09/23/25-03/15/66)	6,583,106	0.5
16,371,622 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $16,373,631, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $16,649,830, due 07/15/26-02/15/54)	16,371,622	1.3

	Total Repurchase Agreements (Cost $46,453,303)	46,453,303	3.8

Principal Amount†	RA	Value	Percentage of Net Assets
	Mutual Funds: 0.7%
8,854,000 (7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $8,854,000)	$8,854,000	0.7
	Total Short-Term Investments (Cost $80,937,436)	$80,937,436	6.7

	Total Investments in Securities (Cost $607,333,886)	$1,276,334,242	105.3

	Liabilities in Excess of Other Assets	(63,700,804)	(5.3)

	Net Assets	$1,212,633,438	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Variable rate security. Rate shown is the rate in effect as of June 30, 2025.
(7)	Rate shown is the 7-day yield as of June 30, 2025.

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate

Sector Diversification	Percentage of Net Assets
Financials	23.5%
Industrials	18.8
Health Care	11.1
Consumer Discretionary	9.6
Information Technology	8.3
Consumer Staples	7.9
Materials	5.5
Communication Services	5.4
Utilities	3.5
Energy	3.1
Real Estate	1.9
Short-Term Investments	6.7
Liabilities in Excess of Other Assets	(5.3)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2025 (unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Signiﬁcant Other Observable Inputs# (Level 2)	Signiﬁcant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$82,541,032	$—	$82,541,032
Austria	—	2,958,708	—	2,958,708
Belgium	—	10,076,292	—	10,076,292
Brazil	—	387,404	—	387,404
Chile	—	621,670	—	621,670
China	488,494	6,235,869	—	6,724,363
Denmark	—	27,368,672	—	27,368,672
Finland	—	12,716,115	—	12,716,115
France	—	113,008,988	—	113,008,988
Germany	809,953	119,141,702	—	119,951,655
Hong Kong	886,256	21,650,128	—	22,536,384
Ireland	1,365,624	3,978,820	—	5,344,444
Israel	2,966,381	6,752,044	—	9,718,425
Italy	—	37,950,780	—	37,950,780
Japan	—	259,094,055	—	259,094,055
Luxembourg	—	1,756,606	—	1,756,606
Macao	—	942,169	—	942,169
Netherlands	—	50,489,366	—	50,489,366
New Zealand	803,518	2,563,453	—	3,366,971
Norway	1,271,756	5,917,918	—	7,189,674
Poland	—	249,194	—	249,194
Portugal	—	1,803,260	—	1,803,260
Singapore	4,636,098	16,801,267	—	21,437,365
South Africa	—	2,091,746	—	2,091,746
South Korea	—	340,283	—	340,283
Spain	637,906	37,369,157	—	38,007,063
Sweden	—	36,268,724	—	36,268,724
Switzerland	—	59,152,474	—	59,152,474
United Arab Emirates	—	—	—	—
United Kingdom	338,706	135,313,114	—	135,651,820
United States	12,499,410	109,465,809	—	121,965,219
Total Common Stock	26,704,102	1,165,006,819	—	1,191,710,921
Preferred Stock	—	3,685,885	—	3,685,885
Short-Term Investments	8,854,000	72,083,436	—	80,937,436
Total Investments, at fair value	$35,558,102	$1,240,776,140	$—	$1,276,334,242
Other Financial Instruments+
Futures	362,506	—	—	362,506
Total Assets	$35,920,608	$1,240,776,140	$—	$1,276,696,748

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2025 (unaudited) (continued)

At June 30, 2025, the following futures contracts were outstanding for Voya International Index Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
MSCI EAFE Index	218	09/19/25	$29,230,530	$362,506
			$29,230,530	$362,506

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$362,506
Total Asset Derivatives		$362,506

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$3,963,676
Total	$3,963,676

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,066,683
Total	$1,066,683

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $662,491,809.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$652,501,319
Gross Unrealized Depreciation	(35,611,812)
Net Unrealized Appreciation	$616,889,507

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.3%
	Communication Services: 12.0%
201,441	Alphabet, Inc. - Class A	$35,499,947	2.4
164,022	Alphabet, Inc. - Class C	29,095,862	1.9
98,536	Meta Platforms, Inc. - Class A	72,728,436	4.8
26,851 (1)	Netflix, Inc.	35,956,980	2.4
9,746 (1)	Spotify Technology SA	7,478,496	0.5
		180,759,721	12.0

	Consumer Discretionary: 12.7%
26,943 (1)	Airbnb, Inc. - Class A	3,565,637	0.2
372,309 (1)	Amazon.com, Inc.	81,680,872	5.4
166 (1)	AutoZone, Inc.	616,230	0.0
1,936	Booking Holdings, Inc.	11,207,969	0.8
84,985 (1)	Chipotle Mexican Grill, Inc.	4,771,908	0.3
22,732 (1)	DoorDash, Inc. - Class A	5,603,665	0.4
48,075	Home Depot, Inc.	17,626,218	1.2
11,066	Marriott International, Inc. - Class A	3,023,342	0.2
2,561	McDonald's Corp.	748,247	0.1
49,624 (1)	O'Reilly Automotive, Inc.	4,472,611	0.3
9,532	Starbucks Corp.	873,417	0.1
161,650 (1)	Tesla, Inc.	51,349,739	3.4
35,433	TJX Cos., Inc.	4,375,621	0.3
		189,915,476	12.7

	Consumer Staples: 3.1%
120,393	Coca-Cola Co.	8,517,805	0.6
24,140	Colgate-Palmolive Co.	2,194,326	0.1
28,122	Costco Wholesale Corp.	27,839,093	1.8
7,582	Kimberly-Clark Corp.	977,471	0.1
44,196 (1)	Monster Beverage Corp.	2,768,437	0.2
11,890	PepsiCo, Inc.	1,569,956	0.1
27,542	Walmart, Inc.	2,693,057	0.2
		46,560,145	3.1

	Energy: 0.0%
4,092	Williams Cos., Inc.	257,018	0.0

	Financials: 6.8%
11,410	American Express Co.	3,639,562	0.2
12,288	Aon PLC - Class A	4,383,867	0.3
18,190	Apollo Global Management, Inc.	2,580,615	0.2
978	Arthur J Gallagher & Co.	313,077	0.0
34,531	Bank of America Corp.	1,634,007	0.1
46,373	Blackstone, Inc.	6,936,473	0.5
8,359	Brookfield Asset Management Ltd. - Class A	462,086	0.0
9,448	Charles Schwab Corp.	862,036	0.1
20,952	Citigroup, Inc.	1,783,434	0.1
9,656 (1)	Fiserv, Inc.	1,664,791	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,038	Goldman Sachs Group, Inc.	$734,645	0.0
1,433	Interactive Brokers Group, Inc. - Class A	79,403	0.0
10,711	KKR & Co., Inc.	1,424,884	0.1
3,707	Marsh & McLennan Cos., Inc.	810,498	0.1
51,545	Mastercard, Inc. - Class A	28,965,197	1.9
9,849	Moody's Corp.	4,940,160	0.3
202,284 (1)	NU Holdings Ltd./ Cayman Islands - Class A	2,775,336	0.2
1,863	Progressive Corp.	497,160	0.0
107,913	Visa, Inc. - Class A	38,314,511	2.6
		102,801,742	6.8

	Health Care: 7.0%
112,242	AbbVie, Inc.	20,834,360	1.4
25,137	Amgen, Inc.	7,018,502	0.5
16,121 (1)	Boston Scientific Corp.	1,731,557	0.1
24,842	Bristol-Myers Squibb Co.	1,149,936	0.1
1,347	Cigna Group	445,291	0.0
50,758	Eli Lilly & Co.	39,567,384	2.6
21,242	Gilead Sciences, Inc.	2,355,101	0.2
2,344	HCA Healthcare, Inc.	897,986	0.1
22,611 (1)	Intuitive Surgical, Inc.	12,287,043	0.8
7,339	McKesson Corp.	5,377,872	0.4
5,608	Stryker Corp.	2,218,693	0.1
16,294 (1)	Vertex Pharmaceuticals, Inc.	7,254,089	0.5
22,554	Zoetis, Inc.	3,517,296	0.2
		104,655,110	7.0

	Industrials: 4.9%
5,493	3M Co.	836,254	0.1
23,936	Automatic Data Processing, Inc.	7,381,862	0.5
6,497 (1)	Boeing Co.	1,361,317	0.1
3,611	Caterpillar, Inc.	1,401,826	0.1
21,783	Cintas Corp.	4,854,777	0.3
52,184 (1)	Copart, Inc.	2,560,669	0.2
66,625	GE Aerospace	17,148,609	1.1
17,321	GE Vernova, Inc.	9,165,407	0.6
6,078	Illinois Tool Works, Inc.	1,502,786	0.1
3,683	Lockheed Martin Corp.	1,705,745	0.1
14,124	Trane Technologies PLC	6,177,979	0.4
612	TransDigm Group, Inc.	930,632	0.1
127,558 (1)	Uber Technologies, Inc.	11,901,161	0.8
2,991	Union Pacific Corp.	688,169	0.0
23,439	Waste Management, Inc.	5,363,312	0.4
		72,980,505	4.9

	Information Technology: 50.9%
26,965 (1)	Adobe, Inc.	10,432,219	0.7

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
59,684 (1)	Advanced Micro Devices, Inc.	$8,469,160	0.6
76,394	Amphenol Corp. - Class A	7,543,908	0.5
734,271	Apple, Inc.	150,650,381	10.0
14,592	Applied Materials, Inc.	2,671,357	0.2
15,105 (1)	AppLovin Corp. - Class A	5,287,958	0.4
65,360 (1)	Arista Networks, Inc.	6,686,982	0.4
10,254 (1)	Atlassian Corp. - Class A	2,082,485	0.1
13,498 (1)	Autodesk, Inc.	4,178,576	0.3
249,126	Broadcom, Inc.	68,671,582	4.6
17,287 (1)	Cadence Design Systems, Inc.	5,326,989	0.4
15,474 (1)	Crowdstrike Holdings, Inc. - Class A	7,881,063	0.5
2,757	Dell Technologies, Inc. - Class C	338,008	0.0
40,313 (1)	Fortinet, Inc.	4,261,890	0.3
17,299	Intuit, Inc.	13,625,211	0.9
8,432	KLA Corp.	7,552,880	0.5
81,012	Lam Research Corp.	7,885,708	0.5
3,822	Marvell Technology, Inc.	295,823	0.0
364,073	Microsoft Corp.	181,093,551	12.1
876 (1)	MicroStrategy, Inc. - Class A	354,105	0.0
4,446	Motorola Solutions, Inc.	1,869,365	0.1
1,152,305	NVIDIA Corp.	182,052,667	12.1
104,910	Oracle Corp.	22,936,473	1.5
138,394 (1)	Palantir Technologies, Inc. - Class A	18,865,870	1.3
41,618 (1)	Palo Alto Networks, Inc.	8,516,708	0.6
15,923	Qualcomm, Inc.	2,535,897	0.2
6,626	Salesforce, Inc.	1,806,844	0.1
13,095 (1)	ServiceNow, Inc.	13,462,708	0.9
19,803 (1)	Snowflake, Inc. - Class A	4,431,317	0.3
8,581 (1)	Synopsys, Inc.	4,399,307	0.3
23,559	Texas Instruments, Inc.	4,891,320	0.3
13,632 (1)	Workday, Inc. - Class A	3,271,680	0.2
		764,329,992	50.9

	Materials: 0.4%
3,874	Ecolab, Inc.	1,043,811	0.1
13,395	Sherwin-Williams Co.	4,599,307	0.3
		5,643,118	0.4

	Real Estate: 0.5%
29,636	American Tower Corp.	6,550,149	0.5
1,317	Public Storage	386,434	0.0
		6,936,583	0.5
	Total Common Stock (Cost $391,939,882)	1,474,839,410	98.3

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 1.4%
89,597	iShares Russell Top 200 Growth ETF	$22,086,557	1.4

	Total Exchange-Traded Funds (Cost $21,088,689)	22,086,557	1.4

	Total Long-Term Investments (Cost $413,028,571)	1,496,925,967	99.7

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 0.5%
	Mutual Funds: 0.5%
6,861,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $6,861,000)	$6,861,000	0.5

	Total Short-Term Investments (Cost $6,861,000)	6,861,000	0.5
	Total Investments in Securities (Cost $419,889,571)	$1,503,786,967	100.2
	Liabilities in Excess of Other Assets	$(3,397,084)	(0.2)
	Net Assets	$1,500,389,883	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Signifiicant Other	Signifiicant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$1,474,839,410	$—	$—	$1,474,839,410
Exchange-Traded Funds	22,086,557	—	—	22,086,557
Short-Term Investments	6,861,000	—	—	6,861,000
Total Investments, at fair value	$1,503,786,967	$—	$—	$1,503,786,967
Other Financial Instruments+
Futures	111,672	—	—	111,672
Total Assets	$1,503,898,639	$—	$—	$1,503,898,639

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2025, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
S&P 500 E-Mini	13	09/19/25	$4,064,938	$111,672
			$4,064,938	$111,672

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$111,672
Total Asset Derivatives		$111,672

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(112,731)
Total	$(112,731)

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$235,888
Total	$235,888

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $420,250,494.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,084,527,279
Gross Unrealized Depreciation	(879,134)
Net Unrealized Appreciation	$1,083,648,145

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.5%
	Communication Services: 10.9%
117,483	Alphabet, Inc. - Class A	$20,704,029	2.2
95,659	Alphabet, Inc. - Class C	16,968,950	1.8
141,775	AT&T, Inc.	4,102,968	0.5
74,855	Comcast Corp. - Class A	2,671,575	0.3
44,128	Meta Platforms, Inc. - Class A	32,570,436	3.5
8,566 (1)	Netflix, Inc.	11,470,988	1.2
3,109 (1)	Spotify Technology SA	2,385,660	0.3
9,178	T-Mobile US, Inc.	2,186,750	0.2
85,360	Verizon Communications, Inc.	3,693,527	0.4
36,601	Walt Disney Co.	4,538,890	0.5
		101,293,773	10.9

	Consumer Discretionary: 10.2%
8,595 (1)	Airbnb, Inc. - Class A	1,137,462	0.1
193,877 (1)	Amazon.com, Inc.	42,534,675	4.6
338 (1)	AutoZone, Inc.	1,254,734	0.1
657	Booking Holdings, Inc.	3,803,531	0.4
27,110 (1)	Chipotle Mexican Grill, Inc.	1,522,227	0.2
7,251 (1)	DoorDash, Inc. - Class A	1,787,444	0.2
19,530	General Motors Co.	961,071	0.1
20,123	Home Depot, Inc.	7,377,897	0.8
11,328	Lowe's Cos., Inc.	2,513,343	0.3
4,601	Marriott International, Inc. - Class A	1,257,039	0.1
14,448	McDonald's Corp.	4,221,272	0.5
23,384	NIKE, Inc. - Class B	1,661,199	0.2
17,224 (1)	O'Reilly Automotive, Inc.	1,552,399	0.2
22,988	Starbucks Corp.	2,106,391	0.2
56,850 (1)	Tesla, Inc.	18,058,971	1.9
22,606	TJX Cos., Inc.	2,791,615	0.3
		94,541,270	10.2

	Consumer Staples: 5.3%
34,093	Altria Group, Inc.	1,998,873	0.2
78,598	Coca-Cola Co.	5,560,809	0.6
16,248	Colgate-Palmolive Co.	1,476,943	0.2
8,971	Costco Wholesale Corp.	8,880,752	1.0
26,174	Keurig Dr Pepper, Inc.	865,312	0.1
6,716	Kimberly-Clark Corp.	865,827	0.1
26,185	Mondelez International, Inc. - Class A	1,765,916	0.2
14,099 (1)	Monster Beverage Corp.	883,161	0.1
27,695	PepsiCo, Inc.	3,656,848	0.4
31,489	Philip Morris International, Inc.	5,735,092	0.6
47,473	Procter & Gamble Co.	7,563,398	0.8
9,186	Target Corp.	906,199	0.1
87,932	Walmart, Inc.	8,597,991	0.9
		48,757,121	5.3

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: 2.2%
32,966	Chevron Corp.	$4,720,401	0.5
25,585	ConocoPhillips	2,295,998	0.3
11,162	EOG Resources, Inc.	1,335,087	0.1
87,580	Exxon Mobil Corp.	9,441,124	1.0
27,492	Schlumberger NV	929,230	0.1
24,615	Williams Cos., Inc.	1,546,068	0.2
		20,267,908	2.2

	Financials: 14.0%
9,845	Aflac, Inc.	1,038,254	0.1
11,101	American Express Co.	3,540,997	0.4
11,795	American International Group, Inc.	1,009,534	0.1
4,244	Aon PLC - Class A	1,514,089	0.2
8,332	Apollo Global Management, Inc.	1,182,061	0.1
5,125	Arthur J Gallagher & Co.	1,640,615	0.2
138,616	Bank of America Corp.	6,559,309	0.7
37,277 (1)	Berkshire Hathaway, Inc. - Class B	18,108,048	2.0
3,083	Blackrock, Inc.	3,234,838	0.3
14,793	Blackstone, Inc.	2,212,737	0.2
7,728	Brookfield Asset Management Ltd. - Class A	427,204	0.0
12,704	Capital One Financial Corp.	2,702,903	0.3
34,493	Charles Schwab Corp.	3,147,141	0.3
7,522	Chubb Ltd.	2,179,274	0.2
37,440	Citigroup, Inc.	3,186,893	0.3
7,268	CME Group, Inc.	2,003,206	0.2
11,151 (1)	Fiserv, Inc.	1,922,544	0.2
6,154	Goldman Sachs Group, Inc.	4,355,494	0.5
8,560	Interactive Brokers Group, Inc. - Class A	474,310	0.1
11,530	Intercontinental Exchange, Inc.	2,115,409	0.2
56,131	JPMorgan Chase & Co.	16,272,938	1.8
13,706	KKR & Co., Inc.	1,823,309	0.2
9,975	Marsh & McLennan Cos., Inc.	2,180,934	0.2
16,443	Mastercard, Inc. - Class A	9,239,979	1.0
11,370	MetLife, Inc.	914,375	0.1
3,142	Moody's Corp.	1,575,996	0.2
23,277	Morgan Stanley	3,278,798	0.4
64,528 (1)	NU Holdings Ltd./ Cayman Islands - Class A	885,324	0.1
19,681 (1)	PayPal Holdings, Inc.	1,462,692	0.2
7,986	PNC Financial Services Group, Inc.	1,488,750	0.2
11,844	Progressive Corp.	3,160,690	0.3
6,206	S&P Global, Inc.	3,272,362	0.4
4,569	Travelers Cos., Inc.	1,222,390	0.1
26,479	Truist Financial Corp.	1,138,332	0.1
31,566	US Bancorp	1,428,362	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
34,424	Visa, Inc. - Class A	$12,222,241	1.3
65,863	Wells Fargo & Co.	5,276,944	0.6
		129,399,276	14.0

	Health Care: 9.1%
34,997	Abbott Laboratories	4,759,942	0.5
35,805	AbbVie, Inc.	6,646,124	0.7
10,871	Amgen, Inc.	3,035,292	0.3
5,781	Becton Dickinson and Co.	995,777	0.1
29,833 (1)	Boston Scientific Corp.	3,204,362	0.3
41,189	Bristol-Myers Squibb Co.	1,906,639	0.2
5,408	Cigna Group	1,787,777	0.2
25,313	CVS Health Corp.	1,746,091	0.2
12,894	Danaher Corp.	2,547,081	0.3
11,632 (1)	Edwards Lifesciences Corp.	909,739	0.1
4,570	Elevance Health, Inc.	1,777,547	0.2
16,192	Eli Lilly & Co.	12,622,150	1.4
25,171	Gilead Sciences, Inc.	2,790,709	0.3
3,534	HCA Healthcare, Inc.	1,353,875	0.2
7,213 (1)	Intuitive Surgical, Inc.	3,919,616	0.4
48,637	Johnson & Johnson	7,429,302	0.8
2,537	McKesson Corp.	1,859,063	0.2
25,918	Medtronic PLC	2,259,272	0.2
50,924	Merck & Co., Inc.	4,031,144	0.4
114,818	Pfizer, Inc.	2,783,188	0.3
2,108	Regeneron Pharmaceuticals, Inc.	1,106,700	0.1
6,957	Stryker Corp.	2,752,398	0.3
7,632	Thermo Fisher Scientific, Inc.	3,094,471	0.3
18,392	UnitedHealth Group, Inc.	5,737,752	0.6
5,198 (1)	Vertex Pharmaceuticals, Inc.	2,314,149	0.3
9,019	Zoetis, Inc.	1,406,513	0.2
		84,776,673	9.1

	Industrials: 7.0%
10,890	3M Co.	1,657,894	0.2
8,236	Automatic Data Processing, Inc.	2,539,982	0.3
14,646 (1)	Boeing Co.	3,068,776	0.3
16,278	Carrier Global Corp.	1,191,387	0.1
9,358	Caterpillar, Inc.	3,632,869	0.4
6,949	Cintas Corp.	1,548,724	0.2
17,872 (1)	Copart, Inc.	876,979	0.1
37,939	CSX Corp.	1,237,950	0.1
4,938	Deere & Co.	2,510,924	0.3
7,920	Eaton Corp. PLC	2,827,361	0.3
11,391	Emerson Electric Co.	1,518,762	0.2
4,400	FedEx Corp.	1,000,164	0.1
21,253	GE Aerospace	5,470,310	0.6
5,526	GE Vernova, Inc.	2,924,083	0.3
5,107	General Dynamics Corp.	1,489,508	0.2
13,010	Honeywell International, Inc.	3,029,769	0.3

Shares	Industrials: (continued)	Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
5,922	Illinois Tool Works, Inc.	$1,464,214	0.2
13,343	Johnson Controls International PLC	1,409,288	0.1
4,221	Lockheed Martin Corp.	1,954,914	0.2
4,564	Norfolk Southern Corp.	1,168,247	0.1
2,741	Northrop Grumman Corp.	1,370,445	0.1
10,416	PACCAR, Inc.	990,145	0.1
2,601	Parker-Hannifin Corp.	1,816,720	0.2
27,040	Raytheon Technologies Corp.	3,948,381	0.4
4,094	Republic Services, Inc.	1,009,621	0.1
4,506	Trane Technologies PLC	1,970,969	0.2
1,117	TransDigm Group, Inc.	1,698,555	0.2
40,691 (1)	Uber Technologies, Inc.	3,796,470	0.4
12,087	Union Pacific Corp.	2,780,977	0.3
14,834	United Parcel Service, Inc. - Class B	1,497,344	0.2
7,477	Waste Management, Inc.	1,710,887	0.2
		65,112,619	7.0

	Information Technology: 36.2%
12,652	Accenture PLC - Class A	3,781,556	0.4
8,602 (1)	Adobe, Inc.	3,327,942	0.4
32,548 (1)	Advanced Micro Devices, Inc.	4,618,561	0.5
24,370	Amphenol Corp. - Class A	2,406,537	0.3
10,027	Analog Devices, Inc.	2,386,627	0.3
297,932	Apple, Inc.	61,126,708	6.6
16,411	Applied Materials, Inc.	3,004,362	0.3
4,819 (1)	AppLovin Corp. - Class A	1,687,036	0.2
20,850 (1)	Arista Networks, Inc.	2,133,163	0.2
3,271 (1)	Atlassian Corp. - Class A	664,307	0.1
4,306 (1)	Autodesk, Inc.	1,333,008	0.1
93,341	Broadcom, Inc.	25,729,447	2.8
5,515 (1)	Cadence Design Systems, Inc.	1,699,447	0.2
80,444	Cisco Systems, Inc.	5,581,205	0.6
4,936 (1)	Crowdstrike Holdings, Inc. - Class A	2,513,954	0.3
6,426	Dell Technologies, Inc. - Class C	787,828	0.1
12,860 (1)	Fortinet, Inc.	1,359,559	0.1
88,323	Intel Corp.	1,978,435	0.2
18,804	International Business Machines Corp.	5,543,043	0.6
5,518	Intuit, Inc.	4,346,142	0.5
2,690	KLA Corp.	2,409,541	0.3
25,843	Lam Research Corp.	2,515,558	0.3
17,471	Marvell Technology, Inc.	1,352,255	0.1
22,582	Micron Technology, Inc.	2,783,231	0.3

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
149,894	Microsoft Corp.	$74,558,775	8.0
5,048 (1)	MicroStrategy, Inc. - Class A	2,040,553	0.2
3,367	Motorola Solutions, Inc.	1,415,689	0.1
473,023	NVIDIA Corp.	74,732,904	8.1
33,466	Oracle Corp.	7,316,672	0.8
44,147 (1)	Palantir Technologies, Inc. - Class A	6,018,119	0.6
13,276 (1)	Palo Alto Networks, Inc.	2,716,801	0.3
22,219	Qualcomm, Inc.	3,538,598	0.4
2,170	Roper Technologies, Inc.	1,230,043	0.1
18,870	Salesforce, Inc.	5,145,660	0.5
4,177 (1)	ServiceNow, Inc.	4,294,290	0.5
6,317 (1)	Snowflake, Inc. - Class A	1,413,555	0.1
3,119 (1)	Synopsys, Inc.	1,599,049	0.2
18,369	Texas Instruments, Inc.	3,813,772	0.4
4,349 (1)	Workday, Inc. - Class A	1,043,760	0.1
		335,947,692	36.2

	Materials: 1.4%
4,490	Air Products and Chemicals, Inc.	1,266,449	0.1
13,707	CRH PLC US	1,258,303	0.1
5,043	Ecolab, Inc.	1,358,786	0.2
28,907	Freeport-McMoRan, Inc.	1,253,118	0.1
9,491	Linde PLC US	4,452,987	0.5
22,499	Newmont Corp.	1,310,792	0.2
4,714	Sherwin-Williams Co.	1,618,599	0.2
1,652	Southern Copper Corp.	167,133	0.0
		12,686,167	1.4

	Real Estate: 0.9%
9,454	American Tower Corp.	2,089,523	0.2
1,975	Equinix, Inc.	1,571,053	0.2
18,747	Prologis, Inc.	1,970,684	0.2
3,192	Public Storage	936,597	0.1
13,242	Welltower, Inc.	2,035,693	0.2
		8,603,550	0.9

	Utilities: 1.3%
10,813	American Electric Power Co., Inc.	1,121,957	0.2
6,330	Constellation Energy Corp.	2,043,071	0.2
17,249	Dominion Energy, Inc.	974,913	0.1
15,723	Duke Energy Corp.	1,855,314	0.2
41,679	NextEra Energy, Inc.	2,893,356	0.3
13,193	Sempra Energy	999,634	0.1
22,270	Southern Co.	2,045,054	0.2
		11,933,299	1.3

	Total Common Stock (Cost $168,636,233)	913,319,348	98.5

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.2%
73,466	iShares Russell Top 200 ETF	$11,249,114	1.2
	Total Exchange-Traded Funds (Cost $10,001,286)	11,249,114	1.2

	Total Long-Term Investments (Cost $178,637,519)	924,568,462	99.7

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
3,773,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $3,773,000)	$3,773,000	0.4

	Total Short-Term Investments (Cost $3,773,000)	3,773,000	0.4

	Total Investments in Securities (Cost $182,410,519)	$928,341,462	100.1
	Liabilities in Excess of Other Assets	(1,278,923)	(0.1)
	Net Assets	$927,062,539	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Signifiicant Other Observable Inputs (Level 2)	Signifiicant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$913,319,348	$—	$—	$913,319,348
Exchange-Traded Funds	11,249,114	—	—	11,249,114
Short-Term Investments	3,773,000	—	—	3,773,000
Total Investments, at fair value	$928,341,462	$—	$—	$928,341,462
Other Financial Instruments+
Futures	81,905	—	—	81,905
Total Assets	$928,423,367	$—	$—	$928,423,367

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2025, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P 500 E-Mini	9	09/19/25	$2,814,188	$81,905
			$2,814,188	$81,905

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$81,905
Total Asset Derivatives		$81,905

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(100,665)
Total	$(100,665)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$163,403
Total	$163,403

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $184,818,325.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$746,363,891
Gross Unrealized Depreciation	(2,758,849)
Net Unrealized Appreciation	$743,605,042

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.6%
	Communication Services: 9.5%
29,668	Alphabet, Inc. - Class A	$5,228,392	1.9
24,157	Alphabet, Inc. - Class C	4,285,210	1.6
100,868	AT&T, Inc.	2,919,120	1.1
53,257	Comcast Corp. - Class A	1,900,742	0.7
5,599	Meta Platforms, Inc. - Class A	4,132,566	1.5
6,530	T-Mobile US, Inc.	1,555,838	0.6
60,731	Verizon Communications, Inc.	2,627,830	0.9
26,040	Walt Disney Co.	3,229,221	1.2
		25,878,919	9.5

	Consumer Discretionary: 7.2%
37,922 (1)	Amazon.com, Inc.	8,319,708	3.0
203 (1)	AutoZone, Inc.	753,583	0.3
28	Booking Holdings, Inc.	162,099	0.1
13,895	General Motors Co.	683,773	0.2
3,406	Home Depot, Inc.	1,248,776	0.5
8,059	Lowe's Cos., Inc.	1,788,050	0.7
762	Marriott International, Inc. - Class A	208,186	0.1
9,698	McDonald's Corp.	2,833,465	1.0
16,637	NIKE, Inc. - Class B	1,181,892	0.4
992 (1)	O'Reilly Automotive, Inc.	89,409	0.0
14,192	Starbucks Corp.	1,300,413	0.5
8,042	TJX Cos., Inc.	993,106	0.4
		19,562,460	7.2

	Consumer Staples: 8.8%
24,256	Altria Group, Inc.	1,422,129	0.5
28,596	Coca-Cola Co.	2,023,167	0.7
6,081	Colgate-Palmolive Co.	552,763	0.2
18,622	Keurig Dr Pepper, Inc.	615,643	0.2
3,057	Kimberly-Clark Corp.	394,109	0.2
18,630	Mondelez International, Inc. - Class A	1,256,407	0.5
17,006	PepsiCo, Inc.	2,245,472	0.8
22,403	Philip Morris International, Inc.	4,080,258	1.5
33,775	Procter & Gamble Co.	5,381,033	2.0
6,536	Target Corp.	644,777	0.2
56,310	Walmart, Inc.	5,505,992	2.0
		24,121,750	8.8

	Energy: 5.2%
23,454	Chevron Corp.	3,358,378	1.2
18,203	ConocoPhillips	1,633,537	0.6
7,941	EOG Resources, Inc.	949,823	0.3
62,310	Exxon Mobil Corp.	6,717,018	2.5
19,560	Schlumberger NV	661,128	0.2
16,584	Williams Cos., Inc.	1,041,641	0.4
		14,361,525	5.2

	Financials: 25.1%
7,004	Aflac, Inc.	738,642	0.3
5,308	American Express Co.	1,693,146	0.6

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
8,392	American International Group, Inc.	$718,271	0.3
230	Aon PLC - Class A	82,055	0.0
1,800	Apollo Global Management, Inc.	255,366	0.1
3,424	Arthur J Gallagher & Co.	1,096,091	0.4
90,784	Bank of America Corp.	4,295,899	1.6
26,522 (1)	Berkshire Hathaway, Inc. - Class B	12,883,592	4.7
2,194	Blackrock, Inc.	2,302,054	0.8
3,601	Brookfield Asset Management Ltd. - Class A	199,063	0.1
9,039	Capital One Financial Corp.	1,923,138	0.7
22,396	Charles Schwab Corp.	2,043,411	0.7
5,351	Chubb Ltd.	1,550,292	0.6
21,882	Citigroup, Inc.	1,862,596	0.7
5,171	CME Group, Inc.	1,425,231	0.5
5,742 (1)	Fiserv, Inc.	989,978	0.4
4,143	Goldman Sachs Group, Inc.	2,932,208	1.1
5,765	Interactive Brokers Group, Inc. - Class A	319,439	0.1
8,203	Intercontinental Exchange, Inc.	1,505,004	0.5
39,935	JPMorgan Chase & Co.	11,577,556	4.2
7,321	KKR & Co., Inc.	973,913	0.4
6,255	Marsh & McLennan Cos., Inc.	1,367,593	0.5
8,090	MetLife, Inc.	650,598	0.2
16,561	Morgan Stanley	2,332,782	0.8
14,002 (1)	PayPal Holdings, Inc.	1,040,629	0.4
5,682	PNC Financial Services Group, Inc.	1,059,238	0.4
8,004	Progressive Corp.	2,135,947	0.8
4,415	S&P Global, Inc.	2,327,985	0.8
3,251	Travelers Cos., Inc.	869,773	0.3
18,839	Truist Financial Corp.	809,889	0.3
22,458	US Bancorp	1,016,225	0.4
46,859	Wells Fargo & Co.	3,754,343	1.4
		68,731,947	25.1

	Health Care: 13.4%
24,899	Abbott Laboratories	3,386,513	1.2
2,029	Amgen, Inc.	566,517	0.2
4,113	Becton Dickinson and Co.	708,464	0.3
17,566 (1)	Boston Scientific Corp.	1,886,764	0.7
23,667	Bristol-Myers Squibb Co.	1,095,545	0.4
3,542	Cigna Group	1,170,914	0.4
18,009	CVS Health Corp.	1,242,261	0.5
9,174	Danaher Corp.	1,812,232	0.7
8,276 (1)	Edwards Lifesciences Corp.	647,266	0.2
3,252	Elevance Health, Inc.	1,264,898	0.5
13,087	Gilead Sciences, Inc.	1,450,956	0.5

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,983	HCA Healthcare, Inc.	$759,687	0.3
34,603	Johnson & Johnson	5,285,608	1.9
139	McKesson Corp.	101,856	0.0
18,440	Medtronic PLC	1,607,415	0.6
36,231	Merck & Co., Inc.	2,868,046	1.1
81,690	Pfizer, Inc.	1,980,166	0.7
1,500	Regeneron Pharmaceuticals, Inc.	787,500	0.3
3,677	Stryker Corp.	1,454,732	0.5
5,430	Thermo Fisher Scientific, Inc.	2,201,648	0.8
13,085	UnitedHealth Group, Inc.	4,082,128	1.5
1,298	Zoetis, Inc.	202,423	0.1
		36,563,539	13.4

	Industrials: 10.9%
6,501	3M Co.	989,712	0.4
427	Automatic Data Processing, Inc.	131,687	0.0
8,946 (1)	Boeing Co.	1,874,455	0.7
11,581	Carrier Global Corp.	847,613	0.3
5,839	Caterpillar, Inc.	2,266,758	0.8
872 (1)	Copart, Inc.	42,789	0.0
26,992	CSX Corp.	880,749	0.3
3,513	Deere & Co.	1,786,325	0.6
5,635	Eaton Corp. PLC	2,011,639	0.7
8,104	Emerson Electric Co.	1,080,506	0.4
3,130	FedEx Corp.	711,480	0.3
3,634	General Dynamics Corp.	1,059,892	0.4
9,257	Honeywell International, Inc.	2,155,770	0.8
2,834	Illinois Tool Works, Inc.	700,707	0.2
9,493	Johnson Controls International PLC	1,002,651	0.4
2,167	Lockheed Martin Corp.	1,003,624	0.4
3,247	Norfolk Southern Corp.	831,135	0.3
1,950	Northrop Grumman Corp.	974,961	0.3
7,411	PACCAR, Inc.	704,490	0.3
1,851	Parker-Hannifin Corp.	1,292,868	0.5
19,238	Raytheon Technologies Corp.	2,809,133	1.0
2,913	Republic Services, Inc.	718,375	0.3
656	TransDigm Group, Inc.	997,540	0.4
7,921	Union Pacific Corp.	1,822,464	0.7
10,554	United Parcel Service, Inc. - Class B	1,065,321	0.4
		29,762,644	10.9

	Information Technology: 10.9%
9,001	Accenture PLC - Class A	2,690,309	1.0
9,611 (1)	Advanced Micro Devices, Inc.	1,363,801	0.5
7,134	Analog Devices, Inc.	1,698,035	0.6
8,364	Applied Materials, Inc.	1,531,197	0.6
57,233	Cisco Systems, Inc.	3,970,826	1.5

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
3,946	Dell Technologies, Inc. - Class C	$483,780	0.2
62,839	Intel Corp.	1,407,594	0.5
13,379	International Business Machines Corp.	3,943,862	1.4
11,563	Marvell Technology, Inc.	894,976	0.3
16,066	Micron Technology, Inc.	1,980,134	0.7
3,393 (1)	MicroStrategy, Inc. - Class A	1,371,552	0.5
1,387	Motorola Solutions, Inc.	583,178	0.2
12,194	Qualcomm, Inc.	1,942,016	0.7
1,544	Roper Technologies, Inc.	875,201	0.3
11,922	Salesforce, Inc.	3,251,010	1.2
272 (1)	Synopsys, Inc.	139,449	0.1
7,722	Texas Instruments, Inc.	1,603,242	0.6
		29,730,162	10.9

	Materials: 2.8%
3,194	Air Products and Chemicals, Inc.	900,900	0.3
9,752	CRH PLC US	895,233	0.3
2,709	Ecolab, Inc.	729,913	0.3
20,566	Freeport-McMoRan, Inc.	891,536	0.3
6,753	Linde PLC US	3,168,372	1.2
16,007	Newmont Corp.	932,568	0.3
314	Sherwin-Williams Co.	107,815	0.0
1,175	Southern Copper Corp.	118,875	0.1
		7,745,212	2.8

	Real Estate: 1.7%
1,405	Equinix, Inc.	1,117,635	0.4
13,338	Prologis, Inc.	1,402,091	0.5
1,972	Public Storage	578,624	0.2
9,421	Welltower, Inc.	1,448,290	0.6
		4,546,640	1.7

	Utilities: 3.1%
7,693	American Electric Power Co., Inc.	798,226	0.3
4,504	Constellation Energy Corp.	1,453,711	0.5
12,272	Dominion Energy, Inc.	693,614	0.3
11,187	Duke Energy Corp.	1,320,066	0.5
29,653	NextEra Energy, Inc.	2,058,511	0.7
9,386	Sempra Energy	711,177	0.3
15,845	Southern Co.	1,455,046	0.5
		8,490,351	3.1

	Total Common Stock (Cost $161,391,013)	269,495,149	98.6

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.9%
29,994	iShares Russell Top 200 Value ETF	$2,525,195	0.9
	Total Exchange-Traded Funds (Cost $2,431,207)	2,525,195	0.9

	Total Long-Term Investments (Cost $163,822,220)	272,020,344	99.5

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.1%
	Mutual Funds: 0.1%
267,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $267,000)	$267,000	0.1
	Total Short-Term Investments (Cost $267,000)	267,000	0.1

	Total Investments in Securities (Cost $164,089,220)	$272,287,344	99.6

	Assets in Excess of Other Liabilities	1,190,042	0.4

	Net Assets	$273,477,386	100.0

(1)	Non-income producing security.

(2)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Signifiicant Other	Signifiicant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$269,495,149	$—	$—	$269,495,149
Exchange-Traded Funds	2,525,195	—	—	2,525,195
Short-Term Investments	267,000	—	—	267,000
Total Investments, at fair value	$272,287,344	$—	$—	$272,287,344
Other Financial Instruments+
Futures	27,209	—	—	27,209
Total Assets	$272,314,553	$—	$—	$272,314,553

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2025, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
S&P 500 E-Mini	3	09/19/25	$938,063	$27,209
			$938,063	$27,209

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$27,209
Total Asset Derivatives		$27,209

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(25,984)
Total	$(25,984)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$46,563
Total	$46,563

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $167,619,165.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$110,819,169
Gross Unrealized Depreciation	(6,123,781)
Net Unrealized Appreciation	$104,695,388

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 99.1%
	Communication Services: 6.1%
51,400 (1)	AST SpaceMobile, Inc.	$2,401,922	0.2
2,422	Iridium Communications, Inc.	73,072	0.0
1,130 (1)	Liberty Broadband Corp. - Class A	110,537	0.0
7,644 (1)	Liberty Broadband Corp. - Class C	752,017	0.1
2,272 (1)	Liberty Media Corp.-Liberty Formula One - Class A, Tracking Stock	215,749	0.0
21,004 (1)	Liberty Media Corp.-Liberty Formula One - Class C, Tracking Stock	2,194,918	0.2
51,077 (1)	Live Nation Entertainment, Inc.	7,726,928	0.8
545	Nexstar Media Group, Inc.	94,258	0.0
94,676 (1)	Pinterest, Inc. - Class A	3,395,081	0.3
37,626 (1)	Reddit, Inc. - Class A	5,665,347	0.6
181,857 (1)	ROBLOX Corp. - Class A	19,131,356	2.0
5,400 (1)	Roku, Inc.	474,606	0.1
19,588 (1)	Take-Two Interactive Software, Inc.	4,756,946	0.5
9,452	TKO Group Holdings, Inc.	1,719,791	0.2
144,023 (1)	Trade Desk, Inc. - Class A	10,368,216	1.1
18,142 (1)	Trump Media & Technology Group Corp.	327,282	0.0
		59,408,026	6.1

	Consumer Discretionary: 21.8%
5,142 (1)	Birkenstock Holding PLC	252,884	0.0
2,375 (1)	Bright Horizons Family Solutions, Inc.	293,526	0.0
20,283 (1)	Burlington Stores, Inc.	4,718,637	0.5
107,604 (1)	Carnival Corp.	3,025,824	0.3
41,445 (1)	Carvana Co.	13,965,307	1.4
32,204 (1)	Cava Group, Inc.	2,712,543	0.3
67,499 (1)	Chewy, Inc. - Class A	2,876,807	0.3
2,661 (2)	Choice Hotels International, Inc.	337,628	0.0
17,691	Churchill Downs, Inc.	1,786,791	0.2
400,718 (1)	Coupang, Inc.	12,005,511	1.2
35,815	Darden Restaurants, Inc.	7,806,596	0.8
48,769 (1)	Deckers Outdoor Corp.	5,026,621	0.5
3,114	Domino's Pizza, Inc.	1,403,168	0.1
155,107 (1)	DraftKings, Inc. - Class A	6,652,539	0.7
12,129 (1)	Duolingo, Inc.	4,973,133	0.5
37,324 (1)	Dutch Bros, Inc. - Class A	2,551,842	0.3
19,116 (1)	Etsy, Inc.	958,859	0.1
39,053	Expedia Group, Inc.	6,587,460	0.7

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
10,928 (1)	Floor & Decor Holdings, Inc. - Class A	$830,091	0.1
46,781 (1)	Flutter Entertainment PLC - Class DI	13,368,139	1.4
2,524 (1)	Grand Canyon Education, Inc.	477,036	0.0
7,222	H&R Block, Inc.	396,416	0.0
75,279	Hilton Worldwide Holdings, Inc.	20,049,809	2.0
103,373	Las Vegas Sands Corp.	4,497,759	0.5
26,711 (1)	Light & Wonder, Inc.	2,571,201	0.3
927	Lithia Motors, Inc.	313,159	0.0
19,578 (1)	Lululemon Athletica, Inc.	4,651,341	0.5
5,804	Murphy USA, Inc.	2,361,067	0.2
128,838 (1)	Norwegian Cruise Line Holdings Ltd.	2,612,835	0.3
71,093 (1)	On Holding AG - Class A	3,700,391	0.4
27,081 (1)	Planet Fitness, Inc. - Class A	2,953,183	0.3
2,163	Pool Corp.	630,471	0.1
928	Ralph Lauren Corp.	254,532	0.0
66,564	Restaurant Brands International, Inc.	4,412,528	0.5
833 (1)	RH	157,445	0.0
20,779	Ross Stores, Inc.	2,650,985	0.3
81,772	Royal Caribbean Cruises Ltd.	25,606,084	2.6
3,878 (1)	SharkNinja, Inc.	383,883	0.0
61,218	Tapestry, Inc.	5,375,553	0.6
65,246	Tempur Sealy International, Inc.	4,439,990	0.5
21,363	Texas Roadhouse, Inc.	4,003,640	0.4
661 (1)	TopBuild Corp.	213,992	0.0
171,574	Tractor Supply Co.	9,053,960	0.9
6,653	Travel + Leisure Co.	343,361	0.0
3,643 (1)	Ulta Beauty, Inc.	1,704,268	0.2
9,458 (2)	Vail Resorts, Inc.	1,486,136	0.2
36,334 (1)	Valvoline, Inc.	1,375,969	0.1
65,601 (1)	Viking Holdings Ltd.	3,495,877	0.4
5,427 (1)	Wayfair, Inc. - Class A	277,537	0.0
23,021	Wendy's Co.	262,900	0.0
5,709	Williams-Sonoma, Inc.	932,679	0.1
8,964	Wingstop, Inc.	3,018,537	0.3
21,948	Wyndham Hotels & Resorts, Inc.	1,782,397	0.2
30,230	Yum! Brands, Inc.	4,479,481	0.5
		213,060,308	21.8

	Consumer Staples: 1.8%
6,241 (1)	BJ's Wholesale Club Holdings, Inc.	672,967	0.1
1,788	Casey's General Stores, Inc.	912,363	0.1
53,058 (1)	Celsius Holdings, Inc.	2,461,360	0.3
2,287	Coca-Cola Consolidated, Inc.	255,343	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
5,654 (1)	Darling Ingredients, Inc.	$214,513	0.0
4,253 (1)	Freshpet, Inc.	289,034	0.0
5,680	Hershey Co.	942,596	0.1
6,090 (1)	Performance Food Group Co.	532,692	0.1
31,592 (1)	Sprouts Farmers Market, Inc.	5,201,307	0.5
83,859	Sysco Corp.	6,351,481	0.6
		17,833,656	1.8
	Energy: 2.8%
32,044	Cheniere Energy, Inc.	7,803,355	0.8
5,123	HF Sinclair Corp.	210,453	0.0
9,407	Phillips 66	1,122,255	0.1
69,313	Targa Resources Corp.	12,066,007	1.2
6,206	Texas Pacific Land Corp.	6,555,956	0.7
		27,758,026	2.8
	Financials: 10.5%
51,499 (1)	Affirm Holdings, Inc.	3,560,641	0.4
10,494	Ally Financial, Inc.	408,741	0.0
27,996	Ameriprise Financial, Inc.	14,942,305	1.5
60,729	Ares Management Corp. - Class A	10,518,263	1.1
16,779	Bank of New York Mellon Corp.	1,528,735	0.2
65,046 (1)	Block, Inc.	4,418,575	0.5
196,882	Blue Owl Capital, Inc.	3,782,103	0.4
9,414	Brown & Brown, Inc.	1,043,730	0.1
6,500 (1)	Coinbase Global, Inc. - Class A	2,278,185	0.2
21,933 (1)	Corpay, Inc.	7,277,808	0.7
232 (1)(2)	Credit Acceptance Corp.	118,188	0.0
98,703	Equitable Holdings, Inc.	5,537,238	0.6
1,906	Everest Re Group Ltd.	647,754	0.1
799	FactSet Research Systems, Inc.	357,377	0.0
4,845 (1)(2)	Freedom Holding Corp.	707,612	0.1
8,411	Hamilton Lane, Inc. - Class A	1,195,371	0.1
6,654	Houlihan Lokey, Inc.	1,197,387	0.1
12,070	Jefferies Financial Group, Inc.	660,108	0.1
7,137	Kinsale Capital Group, Inc.	3,453,594	0.4
6,877	Lazard, Inc.	329,959	0.0
25,717	LPL Financial Holdings, Inc.	9,643,104	1.0
820 (1)	Markel Corp.	1,637,835	0.2
5,151	Morningstar, Inc.	1,617,054	0.2
11,942	MSCI, Inc.	6,887,429	0.7
1,703	Pinnacle Financial Partners, Inc.	188,028	0.0
1,957	Popular, Inc.	215,681	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,410	RLI Corp.	$101,830	0.0
31,975 (1)	Robinhood Markets, Inc. - Class A	2,993,819	0.3
33,882	Ryan Specialty Holdings, Inc.	2,303,637	0.2
21,420 (1)(2)	Shift4 Payments, Inc. - Class A	2,122,936	0.2
9,305	SLM Corp.	305,111	0.0
47,042 (1)	SoFi Technologies, Inc.	856,635	0.1
145,791 (1)	Toast, Inc. - Class A	6,457,084	0.7
39,220	TPG, Inc.	2,057,089	0.2
3,158	Tradeweb Markets, Inc. - Class A	462,331	0.0
5,706	UWM Holdings Corp.	23,623	0.0
7,287	Western Alliance Bancorp	568,240	0.1
891 (1)	WEX, Inc.	130,879	0.0
11,560	XP, Inc. - Class A	233,512	0.0
		102,769,531	10.5
	Health Care: 13.7%
40,284 (1)	Alnylam Pharmaceuticals, Inc.	13,136,210	1.3
59,096	AmerisourceBergen Corp.	17,719,936	1.8
34,793 (1)	Apellis Pharmaceuticals, Inc.	602,267	0.1
39,176	Cardinal Health, Inc.	6,581,568	0.7
413	Chemed Corp.	201,102	0.0
30,332 (1)	Corcept Therapeutics, Inc.	2,226,369	0.2
12,342 (1)	DaVita, Inc.	1,758,118	0.2
126,193 (1)	Dexcom, Inc.	11,015,387	1.1
42,142 (1)	Doximity, Inc. - Class A	2,584,990	0.3
3,316 (1)	Exact Sciences Corp.	176,212	0.0
70,425 (1)	Exelixis, Inc.	3,103,982	0.3
39,547 (1)	Halozyme Therapeutics, Inc.	2,057,235	0.2
26,045 (1)	IDEXX Laboratories, Inc.	13,968,975	1.4
13,205 (1)	Incyte Corp.	899,260	0.1
54,001 (1)	Insmed, Inc.	5,434,661	0.6
9,232 (1)	Inspire Medical Systems, Inc.	1,198,037	0.1
22,630 (1)	Insulet Corp.	7,109,893	0.7
46,604 (1)	Ionis Pharmaceuticals, Inc.	1,841,324	0.2
14,546 (1)	Masimo Corp.	2,446,928	0.3
7,371 (1)	Medpace Holdings, Inc.	2,313,462	0.2
9,495 (1)	Molina Healthcare, Inc.	2,828,560	0.3
41,904 (1)	Natera, Inc.	7,079,262	0.7
26,741 (1)	Neurocrine Biosciences, Inc.	3,361,076	0.3
12,070 (1)	Penumbra, Inc.	3,097,524	0.3
2,113 (1)	Repligen Corp.	262,815	0.0
11,141	ResMed, Inc.	2,874,378	0.3
24,907 (1)	Sarepta Therapeutics, Inc.	425,910	0.1
4,885 (1)	Sotera Health Co.	54,321	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
37,699 (1)(2)	Summit Therapeutics, Inc.	$802,235	0.1
26,564 (1)(2)	Tempus AI, Inc.	1,687,877	0.2
28,987 (1)	Ultragenyx Pharmaceutical, Inc.	1,053,967	0.1
37,927 (1)	Veeva Systems, Inc. - Class A	10,922,217	1.1
2,776 (1)(2)	Viking Therapeutics, Inc.	73,564	0.0
10,051 (1)	Waters Corp.	3,508,201	0.4
		134,407,823	13.7
	Industrials: 19.9%
21,687	AAON, Inc.	1,599,416	0.2
6,832 (1)	Alaska Air Group, Inc.	338,047	0.0
4,606	Allison Transmission Holdings, Inc.	437,524	0.0
12,433	AMERCO	675,982	0.1
13,261 (1)	American Airlines Group, Inc.	148,788	0.0
4,074	Armstrong World Industries, Inc.	661,781	0.1
1,872 (1)(2)	Avis Budget Group, Inc.	316,462	0.0
24,075 (1)	Axon Enterprise, Inc.	19,932,656	2.0
29,091 (1)	AZEK Co., Inc.	1,581,096	0.2
40,311	Booz Allen Hamilton Holding Corp.	4,197,584	0.4
34,169	Broadridge Financial Solutions, Inc.	8,304,092	0.9
5,180	BWX Technologies, Inc.	746,231	0.1
1,625	Carlisle Cos., Inc.	606,775	0.1
4,527 (1)	Ceridian HCM Holding, Inc.	250,751	0.0
11,227	Comfort Systems USA, Inc.	6,020,030	0.6
35,561 (1)	Core & Main, Inc. - Class A	2,146,106	0.2
4,932	EMCOR Group, Inc.	2,638,077	0.3
6,935	Equifax, Inc.	1,798,731	0.2
51,068 (1)	ExlService Holdings, Inc.	2,236,268	0.2
304,287	Fastenal Co.	12,780,054	1.3
3,678	Ferguson Enterprises, Inc.	800,884	0.1
32,875	FTAI Aviation Ltd.	3,781,940	0.4
13,699	HEICO Corp.	4,493,272	0.5
24,202	HEICO Corp. - Class A	6,262,267	0.6
129,419	Howmet Aerospace, Inc.	24,088,758	2.5
8,554 (1)	Karman Holdings, Inc.	430,865	0.0
3,122	KBR, Inc.	149,669	0.0
10,354	Lennox International, Inc.	5,935,327	0.6
9,596	Leonardo DRS, Inc.	446,022	0.0
12,443 (1)	Loar Holdings, Inc.	1,072,213	0.1
20,587 (1)	Lyft, Inc. - Class A	324,451	0.0
4,224 (1)	MasTec, Inc.	719,896	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
3,385	Old Dominion Freight Line, Inc.	$549,386	0.1
32,593	Paychex, Inc.	4,740,978	0.5
9,051	Paycom Software, Inc.	2,094,401	0.2
13,341 (1)	Paylocity Holding Corp.	2,417,256	0.2
36,822	Quanta Services, Inc.	13,921,662	1.4
3,640	RB Global, Inc.	386,532	0.0
2,029 (1)	RBC Bearings, Inc.	780,759	0.1
126,342 (1)	Rocket Lab Corp.	4,519,253	0.5
2,935	Rockwell Automation, Inc.	974,919	0.1
90,583	Rollins, Inc.	5,110,693	0.5
1,112	Simpson Manufacturing Co., Inc.	172,705	0.0
4,588 (1)	SiteOne Landscape Supply, Inc.	554,873	0.1
17,359	Southwest Airlines Co.	563,126	0.1
4,090 (1)	Spirit AeroSystems Holdings, Inc. - Class A	156,034	0.0
4,042 (1)	Standardaero, Inc.	127,929	0.0
16,010	Tetra Tech, Inc.	575,720	0.1
948 (1)	U-Haul Holding Co.	57,411	0.0
30,536	Veralto Corp.	3,082,609	0.3
27,110	Verisk Analytics, Inc.	8,444,765	0.9
122,788	Vertiv Holdings Co. - Class A	15,767,207	1.6
14,618	WillScot Mobile Mini Holdings Corp.	400,533	0.0
12,207	WW Grainger, Inc.	12,698,210	1.3
7,617 (1)	XPO, Inc.	961,951	0.1
		194,980,927	19.9
	Information Technology: 17.8%
7,095 (1)	Appfolio, Inc. - Class A	1,633,837	0.2
46,216 (1)	Astera Labs, Inc.	4,178,851	0.4
50,801	Bentley Systems, Inc. - Class B	2,741,730	0.3
3,067	CDW Corp.	547,735	0.1
99,597 (1)	Cloudflare, Inc. - Class A	19,504,080	2.0
89,337 (1)	Confluent, Inc. - Class A	2,227,171	0.2
99,565 (1)	Datadog, Inc. - Class A	13,374,566	1.4
48,979 (1)	DocuSign, Inc.	3,814,974	0.4
21,099 (1)	DoubleVerify Holdings, Inc.	315,852	0.0
17,296 (1)	Dropbox, Inc. - Class A	494,666	0.0
94,765 (1)	Dynatrace, Inc.	5,231,976	0.5
29,261 (1)	Elastic NV	2,467,580	0.2
41,078 (1)	Enphase Energy, Inc.	1,628,743	0.2
7,881	Entegris, Inc.	635,603	0.1
6,322 (1)	Fair Isaac Corp.	11,556,363	1.2
24,180 (1)	Gartner, Inc.	9,774,040	1.0
19,259	Gen Digital, Inc.	566,215	0.1
42,417 (1)	Gitlab, Inc. - Class A	1,913,431	0.2
1,354 (1)(2)	Globant SA	122,997	0.0
44,362 (1)	GoDaddy, Inc. - Class A	7,987,822	0.8

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
27,025 (1)	Guidewire Software, Inc.	$6,363,036	0.6
16,411 (1)	HubSpot, Inc.	9,134,855	0.9
22,215	Jabil, Inc.	4,845,091	0.5
4,841 (1)	Kyndryl Holdings, Inc.	203,128	0.0
37,331 (1)	Lattice Semiconductor Corp.	1,828,846	0.2
1,671 (1)	Lumentum Holdings, Inc.	158,845	0.0
5,067 (1)	MACOM Technology Solutions Holdings, Inc.	726,050	0.1
19,347 (1)	Manhattan Associates, Inc.	3,820,452	0.4
2,426 (1)	MongoDB, Inc.	509,436	0.1
14,938	Monolithic Power Systems, Inc.	10,925,354	1.1
4,832 (1)	nCino, Inc.	135,151	0.0
25,881	NetApp, Inc.	2,757,620	0.3
20,255 (1)	Nutanix, Inc. - Class A	1,548,292	0.2
20,943 (1)	Okta, Inc.	2,093,672	0.2
3,492 (1)	Onto Innovation, Inc.	352,448	0.0
9,305	Pegasystems, Inc.	503,680	0.0
36,981 (1)	Procore Technologies, Inc.	2,530,240	0.3
4,446 (1)	PTC, Inc.	766,224	0.1
85,929 (1)	Pure Storage, Inc. - Class A	4,947,792	0.5
25,839 (1)	RingCentral, Inc. - Class A	732,536	0.1
18,705 (1)	Rubrik, Inc. - Class A	1,675,781	0.2
86,583 (1)	Samsara, Inc. - Class A	3,444,272	0.3
67,871 (1)	SentinelOne, Inc. - Class A	1,240,682	0.1
75,965 (1)	Super Micro Computer, Inc.	3,723,045	0.4
6,994 (1)	Teradata Corp.	156,036	0.0
7,793 (1)	Twilio, Inc. - Class A	969,137	0.1
11,520 (1)	Tyler Technologies, Inc.	6,829,517	0.7
1,359	Ubiquiti, Inc.	559,432	0.1
5,958 (1)	Unity Software, Inc.	144,184	0.0
31,512 (1)	Zscaler, Inc.	9,892,877	1.0
		174,235,943	17.8
	Materials: 0.2%
19,714	Anglogold Ashanti PLC	898,367	0.1
2,745	Carpenter Technology Corp.	758,663	0.1
649	Eagle Materials, Inc.	131,169	0.0
4,349	Steel Dynamics, Inc.	556,716	0.0
		2,344,915	0.2
	Real Estate: 1.3%
10,542 (1)	CBRE Group, Inc. - Class A	1,477,145	0.2
16,701 (1)	CoStar Group, Inc.	1,342,760	0.1
4,099 (1)	Jones Lang LaSalle, Inc.	1,048,442	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
28,277	Lamar Advertising Co. - Class A	$3,431,697	0.4
23,206	Simon Property Group, Inc.	3,730,597	0.4
7,808	Sun Communities, Inc.	987,634	0.1
5,830	UDR, Inc.	238,039	0.0
		12,256,314	1.3
	Utilities: 3.2%
63,962	NRG Energy, Inc.	10,271,018	1.0
109,190	Vistra Corp.	21,162,114	2.2
		31,433,132	3.2
	Total Common Stock (Cost $671,590,545)	970,488,601	99.1

EXCHANGE-TRADED FUNDS: 1.1%
76,267	iShares Russell Mid-Cap Growth ETF	10,576,707	1.1
	Total Exchange-Traded Funds (Cost $10,469,357)	10,576,707	1.1

	Total Long-Term Investments (Cost $682,059,902)	981,065,308	100.2

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 0.5%
	Repurchase Agreements: 0.4%
1,249,426 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,249,576, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,274,415, due 06/01/30-02/01/57)	1,249,426	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,211,853 (3)	CF Secured LLC, Repurchase Agreement dated 06/30/2025, 4.390%,due 07/01/2025 (Repurchase Amount $1,211,999, collateralized by various U.S. Government Agency Obligations, 3.000%- 6.500%, Market Value plus accrued interest $1,236,368, due 05/23/28-12/01/63)	$1,211,853	0.1
1,896,819 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $1,897,052, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $1,929,052, due 07/15/26-02/15/54)	1,896,819	0.2

	Total Repurchase Agreements (Cost $4,358,098)	4,358,098	0.4
	Time Deposits: 0.1%
220,000 (3)	Canadian Imperial Bank of Commerce, 4.320%, 07/01/2025	220,000	0.0
210,000 (3)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 07/01/2025	210,000	0.0
220,000 (3)	Mizuho Bank Ltd., 4.330%, 07/01/2025	220,000	0.0
220,000 (3)	Royal Bank of Canada, 4.330%, 07/01/2025	220,000	0.1
	Total Time Deposits (Cost $870,000)	870,000	0.1
	Total Short-Term Investments (Cost $5,228,098)	5,228,098	0.5

	Total Investments in Securities (Cost $687,288,000)	$986,293,406	100.7

	Liabilities in Excess of Other Assets	(6,896,162)	(0.7)

	Net Assets	$979,397,244	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Signifiicant Other	Signifiicant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$970,488,601	$—	$—	$970,488,601
Exchange-Traded Funds	10,576,707	—	—	10,576,707
Short-Term Investments	—	5,228,098	—	5,228,098
Total Investments, at fair value	$981,065,308	$5,228,098	$—	$986,293,406
Other Financial Instruments+
Futures	46,492	—	—	46,492
Total Assets	$981,111,800	$5,228,098	$—	$986,339,898

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2025, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
S&P Mid 400 E-Mini Index	8	09/19/25	$2,500,400	$46,492
			$2,500,400	$46,492

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$46,492
Total Asset Derivatives		$46,492

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(241,543)
Total	$(241,543)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

See Accompanying Notes to Financial Statements

VOYA RUSSELL™ MID CAP	PORTFOLIO OF INVESTMENTS
Growth INDEX PORTFOLIO	as of June 30, 2025 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$175,924
Total	$175,924

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $704,131,361.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$316,575,587
Gross Unrealized Depreciation	(34,367,050)
Net Unrealized Appreciation	$282,208,537

See Accompanying Notes to Financial Statements

VOYA RUSSELL™ MID CAP	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 99.2%
	Communication Services: 4.1%
14,079 (1)	AST SpaceMobile, Inc.	$657,912	0.1
7,407 (1)	Charter Communications, Inc. - Class A	3,028,056	0.3
21,304	Electronic Arts, Inc.	3,402,249	0.3
17,625	Fox Corp. - Class A	987,705	0.1
10,805	Fox Corp. - Class B	557,862	0.1
19,152 (1)	Frontier Communications Parent, Inc.	697,133	0.1
5,487 (1)	IAC, Inc.	204,885	0.0
30,123	Interpublic Group of Cos., Inc.	737,411	0.1
7,749	Iridium Communications, Inc.	233,787	0.0
1,351 (1)	Liberty Broadband Corp. - Class A	132,155	0.0
9,144 (1)	Liberty Broadband Corp. - Class C	899,587	0.1
13,667 (1)	Liberty Global Ltd. - Class A	136,807	0.0
11,446 (1)	Liberty Global Ltd. - Class C	118,008	0.0
1,854 (1)	Liberty Media Corp.-Liberty Formula One - Class A, Tracking Stock	176,056	0.0
17,133 (1)	Liberty Media Corp.-Liberty Formula One - Class C, Tracking Stock	1,790,398	0.2
1,609 (1)	Liberty Media Corp.-Liberty Live - Class A, Tracking Stock	127,883	0.0
3,737 (1)	Liberty Media Corp.-Liberty Live - Class C, Tracking Stock	303,295	0.0
12,927 (1)	Live Nation Entertainment, Inc.	1,955,596	0.2
1,315 (1)	Madison Square Garden Sports Corp.	274,769	0.0
19,965	Match Group, Inc.	616,719	0.1
8,391	Millicom International Cellular SA	314,411	0.0
13,108	New York Times Co. - Class A	733,786	0.1
30,923	News Corp. - Class A	919,031	0.1
9,140	News Corp. - Class B	313,593	0.0
2,302	Nexstar Media Group, Inc.	398,131	0.0
15,788	Omnicom Group, Inc.	1,135,789	0.1
740 (2)	Paramount Global - Class A	16,983	0.0
48,633 (2)	Paramount Global - Class B	627,366	0.1
48,248 (1)	Pinterest, Inc. - Class A	1,730,173	0.2
9,523 (1)	Reddit, Inc. - Class A	1,433,878	0.2
46,025 (1)	ROBLOX Corp. - Class A	4,841,830	0.5
10,527 (1)	Roku, Inc.	925,218	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
15,504	Sirius XM Holdings, Inc.	$356,127	0.0
14,620 (1)	Take-Two Interactive Software, Inc.	3,550,467	0.4
5,615	TKO Group Holdings, Inc.	1,021,649	0.1
36,450 (1)	Trade Desk, Inc. - Class A	2,624,035	0.3
8,465 (1)	Trump Media & Technology Group Corp.	152,709	0.0
182,203 (1)	Warner Bros Discovery, Inc.	2,088,046	0.2
24,140 (1)	ZoomInfo Technologies, Inc.	244,297	0.0
		40,465,792	4.1

	Consumer Discretionary: 11.6%
28,874	ADT, Inc.	244,563	0.0
12,185 (1)	Amer Sports, Inc.	472,291	0.0
18,694 (1)	Aptiv PLC	1,275,305	0.1
21,557	Aramark	902,592	0.1
2,244 (1)	AutoNation, Inc.	445,771	0.0
17,389	Bath & Body Works, Inc.	520,974	0.1
15,787	Best Buy Co., Inc.	1,059,781	0.1
4,349 (1)	Birkenstock Holding PLC	213,884	0.0
17,799	BorgWarner, Inc.	595,911	0.1
4,745	Boyd Gaming Corp.	371,201	0.0
4,643 (1)	Bright Horizons Family Solutions, Inc.	573,828	0.1
5,350	Brunswick Corp.	295,534	0.0
5,137 (1)	Burlington Stores, Inc.	1,195,072	0.1
16,858 (1)	Caesars Entertainment, Inc.	478,599	0.1
12,452 (1)	CarMax, Inc.	836,899	0.1
88,286 (1)	Carnival Corp.	2,482,602	0.3
10,489 (1)	Carvana Co.	3,534,373	0.4
8,150 (1)	Cava Group, Inc.	686,474	0.1
17,083 (1)	Chewy, Inc. - Class A	728,077	0.1
2,216 (2)	Choice Hotels International, Inc.	281,166	0.0
5,311	Churchill Downs, Inc.	536,411	0.1
2,125	Columbia Sportswear Co.	129,795	0.0
101,415 (1)	Coupang, Inc.	3,038,393	0.3
4,440 (1)	Crocs, Inc.	449,683	0.0
22,411	D.R. Horton, Inc.	2,889,226	0.3
9,543	Darden Restaurants, Inc.	2,080,088	0.2
12,343 (1)	Deckers Outdoor Corp.	1,272,193	0.1
4,421	Dick's Sporting Goods, Inc.	874,518	0.1
242 (2)	Dillard's, Inc. - Class A	101,115	0.0
2,596	Domino's Pizza, Inc.	1,169,758	0.1
39,255 (1)	DraftKings, Inc. - Class A	1,683,647	0.2
3,070 (1)	Duolingo, Inc.	1,258,761	0.1

See Accompanying Notes to Financial Statements

VOYA RUSSELL™ MID CAP	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
9,446 (1)	Dutch Bros, Inc. - Class A	$645,823	0.1
37,622	eBay, Inc.	2,801,334	0.3
8,431 (1)	Etsy, Inc.	422,899	0.0
9,884	Expedia Group, Inc.	1,667,233	0.2
4,403 (1)	Five Below, Inc.	577,586	0.1
8,693 (1)	Floor & Decor Holdings, Inc. - Class A	660,320	0.1
14,311 (1)	Flutter Entertainment PLC - Class DI	4,089,511	0.4
318,877	Ford Motor Co.	3,459,815	0.3
33,469 (1)(2)	GameStop Corp. - Class A	816,309	0.1
18,790	Gap, Inc.	409,810	0.0
13,312	Garmin Ltd.	2,778,481	0.3
18,476	Gentex Corp.	406,287	0.0
11,329	Genuine Parts Co.	1,374,321	0.1
2,273 (1)	Grand Canyon Education, Inc.	429,597	0.0
10,831	H&R Block, Inc.	594,514	0.1
9,107	Harley-Davidson, Inc.	214,925	0.0
10,796	Hasbro, Inc.	796,961	0.1
19,052	Hilton Worldwide Holdings, Inc.	5,074,310	0.5
3,285	Hyatt Hotels Corp. - Class A	458,750	0.0
26,162	Las Vegas Sands Corp.	1,138,309	0.1
4,358	Lear Corp.	413,923	0.0
18,653	Lennar Corp. - Class A	2,063,208	0.2
779	Lennar Corp. - Class B	81,990	0.0
6,760 (1)	Light & Wonder, Inc.	650,718	0.1
2,090	Lithia Motors, Inc.	706,044	0.1
21,195	LKQ Corp.	784,427	0.1
101,469 (1)(2)	Lucid Group, Inc.	214,100	0.0
8,597 (1)	Lululemon Athletica, Inc.	2,042,475	0.2
22,632	Macy's, Inc.	263,889	0.0
26,226 (1)	Mattel, Inc.	517,177	0.1
16,735 (1)	MGM Resorts International	575,517	0.1
4,189 (1)	Mohawk Industries, Inc.	439,175	0.0
1,469	Murphy USA, Inc.	597,589	0.1
34,049	Newell Brands, Inc.	183,865	0.0
36,126 (1)	Norwegian Cruise Line Holdings Ltd.	732,635	0.1
229 (1)	NVR, Inc.	1,691,316	0.2
5,000 (1)	Ollie's Bargain Outlet Holdings, Inc.	658,900	0.1
17,992 (1)	On Holding AG - Class A	936,484	0.1
12,204 (1)	Penn Entertainment, Inc.	218,085	0.0
1,510	Penske Automotive Group, Inc.	259,433	0.0
6,846 (1)	Planet Fitness, Inc. - Class A	746,556	0.1
2,934	Pool Corp.	855,202	0.1
16,314	PulteGroup, Inc.	1,720,474	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
4,266	PVH Corp.	$292,648	0.0
33,665 (1)(2)	QuantumScape Corp.	226,229	0.0
3,195	Ralph Lauren Corp.	876,325	0.1
26,428	Restaurant Brands International, Inc.	1,751,912	0.2
1,247 (1)	RH	235,695	0.0
63,306 (1)(2)	Rivian Automotive, Inc. - Class A	869,824	0.1
26,315	Ross Stores, Inc.	3,357,268	0.3
20,695	Royal Caribbean Cruises Ltd.	6,480,432	0.7
11,389	Service Corp. International	927,065	0.1
5,747 (1)	SharkNinja, Inc.	568,896	0.1
10,674 (1)	Skechers USA, Inc. - Class A	673,529	0.1
16,892	Tapestry, Inc.	1,483,286	0.2
16,513	Tempur Sealy International, Inc.	1,123,710	0.1
5,407	Texas Roadhouse, Inc.	1,013,326	0.1
4,158	Thor Industries, Inc.	369,272	0.0
8,080	Toll Brothers, Inc.	922,170	0.1
2,381 (1)	TopBuild Corp.	770,825	0.1
43,423	Tractor Supply Co.	2,291,432	0.2
5,132	Travel + Leisure Co.	264,862	0.0
3,688 (1)	Ulta Beauty, Inc.	1,725,320	0.2
15,283 (1)	Under Armour, Inc. - Class A	104,383	0.0
15,446 (1)	Under Armour, Inc. - Class C	100,245	0.0
2,929 (2)	Vail Resorts, Inc.	460,234	0.0
10,353 (1)	Valvoline, Inc.	392,068	0.0
28,681	VF Corp.	337,002	0.0
16,603 (1)	Viking Holdings Ltd.	884,774	0.1
7,655 (1)	Wayfair, Inc. - Class A	391,477	0.0
13,360	Wendy's Co.	152,571	0.0
4,382 (2)	Whirlpool Corp.	444,422	0.0
9,673	Williams-Sonoma, Inc.	1,580,278	0.2
2,269	Wingstop, Inc.	764,063	0.1
6,200	Wyndham Hotels & Resorts, Inc.	503,502	0.1
6,822	Wynn Resorts Ltd.	639,017	0.1
6,739 (1)	YETI Holdings, Inc.	212,413	0.0
22,768	Yum! Brands, Inc.	3,373,762	0.3
		115,412,999	11.6
	Consumer Staples: 5.3%
33,853	Albertsons Cos., Inc. - Class A	728,178	0.1
39,042	Archer-Daniels-Midland Co.	2,060,637	0.2
10,366 (1)	BellRing Brands, Inc.	600,502	0.1
10,676 (1)	BJ's Wholesale Club Holdings, Inc.	1,151,193	0.1
667 (1)	Boston Beer Co., Inc. - Class A	127,270	0.0
3,561	Brown-Forman Corp. - Class A	97,821	0.0
12,063	Brown-Forman Corp. - Class B	324,615	0.0

See Accompanying Notes to Financial Statements

VOYA RUSSELL™ MID CAP	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
10,848	Bunge Global SA	$870,877	0.1
15,837	Campbell Soup Co.	485,404	0.0
3,022	Casey's General Stores, Inc.	1,542,036	0.1
13,428 (1)	Celsius Holdings, Inc.	622,925	0.1
20,118	Church & Dwight Co., Inc.	1,933,541	0.2
10,058	Clorox Co.	1,207,664	0.1
4,228	Coca-Cola Consolidated, Inc.	472,056	0.0
38,874	Conagra Brands, Inc.	795,751	0.1
10,673	Constellation Brands, Inc. - Class A	1,736,284	0.2
28,199 (1)	Coty, Inc. - Class A	131,125	0.0
12,774 (1)	Darling Ingredients, Inc.	484,646	0.0
17,942	Dollar General Corp.	2,052,206	0.2
16,592 (1)	Dollar Tree, Inc.	1,643,272	0.2
4,473 (1)	e.l.f. Beauty, Inc.	556,620	0.1
19,091	Estee Lauder Cos., Inc. - Class A	1,542,553	0.2
15,249	Flowers Foods, Inc.	243,679	0.0
3,887 (1)	Freshpet, Inc.	264,161	0.0
44,729	General Mills, Inc.	2,317,409	0.2
11,899	Hershey Co.	1,974,639	0.2
23,626	Hormel Foods Corp.	714,686	0.1
5,216	Ingredion, Inc.	707,394	0.1
8,465	JM Smucker Co.	831,263	0.1
22,693	Kellogg Co.	1,804,774	0.2
155,218	Kenvue, Inc.	3,248,713	0.3
69,740	Kraft Heinz Co.	1,800,687	0.2
49,534	Kroger Co.	3,553,074	0.4
11,128	Lamb Weston Holdings, Inc.	576,987	0.1
14,074 (1)	Maplebear, Inc.	636,708	0.1
20,681	McCormick & Co., Inc.	1,568,033	0.2
13,700	Molson Coors Beverage Co. - Class B	658,833	0.1
12,464 (1)	Performance Food Group Co.	1,090,226	0.1
3,378	Pilgrim's Pride Corp.	151,942	0.0
4,119 (1)	Post Holdings, Inc.	449,095	0.0
20,971	Primo Brands Corp. - Class A	621,161	0.1
4,453	Reynolds Consumer Products, Inc.	95,383	0.0
21	Seaboard Corp.	60,085	0.0
2,075	Smithfield Foods, Inc.	48,825	0.0
7,995 (1)	Sprouts Farmers Market, Inc.	1,316,297	0.1
39,632	Sysco Corp.	3,001,728	0.3
22,853	Tyson Foods, Inc. - Class A	1,278,397	0.1
18,756 (1)	US Foods Holding Corp.	1,444,400	0.1
58,361	Walgreens Boots Alliance, Inc.	669,984	0.1
		52,295,739	5.3

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Energy: 5.9%
27,317	Antero Midstream Corp.	$517,657	0.1
23,664 (1)	Antero Resources Corp.	953,186	0.1
28,966	APA Corp.	529,788	0.1
81,007	Baker Hughes Co.	3,105,808	0.3
18,017	Cheniere Energy, Inc.	4,387,500	0.4
17,949	Chesapeake Energy Corp.	2,098,956	0.2
4,824	Chord Energy Corp.	467,204	0.1
7,536	Civitas Resources, Inc.	207,391	0.0
61,618	Coterra Energy, Inc.	1,563,865	0.2
50,793	Devon Energy Corp.	1,615,725	0.2
15,575	Diamondback Energy, Inc.	2,140,005	0.2
8,287	DT Midstream, Inc.	910,824	0.1
48,696	EQT Corp.	2,839,951	0.3
70,025	Halliburton Co.	1,427,110	0.1
23,083	Hess Corp.	3,197,919	0.3
13,047	HF Sinclair Corp.	535,971	0.1
158,843	Kinder Morgan, Inc.	4,669,984	0.5
25,455	Marathon Petroleum Corp.	4,228,330	0.4
9,522	Matador Resources Co.	454,390	0.0
30,517	NOV, Inc.	379,326	0.0
55,011	Occidental Petroleum Corp.	2,311,012	0.2
51,044	ONEOK, Inc.	4,166,722	0.4
21,205	Ovintiv, Inc.	806,850	0.1
52,051	Permian Resources Corp.	708,935	0.1
33,298	Phillips 66	3,972,451	0.4
19,283	Range Resources Corp.	784,240	0.1
17,542	Targa Resources Corp.	3,053,711	0.3
33,927	TechnipFMC PLC	1,168,446	0.1
1,571	Texas Pacific Land Corp.	1,659,589	0.2
25,497	Valero Energy Corp.	3,427,307	0.3
10,719	Viper Energy, Inc.	408,715	0.0
5,813	Weatherford International PLC	292,452	0.0
		58,991,320	5.9
	Financials: 15.3%
2,282	Affiliated Managers Group, Inc.	449,029	0.0
21,916 (1)	Affirm Holdings, Inc.	1,515,272	0.1
77,391 (2)	AGNC Investment Corp.	711,223	0.1
21,555	Allstate Corp.	4,339,237	0.4
22,539	Ally Financial, Inc.	877,894	0.1
5,401	American Financial Group, Inc.	681,660	0.1
7,804	Ameriprise Financial, Inc.	4,165,229	0.4
48,839	Annaly Capital Management, Inc.	919,150	0.1

See Accompanying Notes to Financial Statements

VOYA RUSSELL™ MID CAP	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
29,802	Arch Capital Group Ltd.	$2,713,472	0.3
15,369	Ares Management Corp. - Class A	2,661,911	0.3
4,139	Assurant, Inc.	817,411	0.1
3,803	Assured Guaranty Ltd.	331,241	0.0
6,195	Axis Capital Holdings Ltd.	643,165	0.1
58,471	Bank of New York Mellon Corp.	5,327,293	0.5
8,717	Bank OZK	410,222	0.0
44,482 (1)	Block, Inc.	3,021,662	0.3
49,828	Blue Owl Capital, Inc.	957,196	0.1
1,825	BOK Financial Corp.	178,175	0.0
4,668 (1)	Brighthouse Financial, Inc.	250,998	0.0
22,511	Brown & Brown, Inc.	2,495,795	0.2
21,362	Carlyle Group, Inc.	1,098,007	0.1
8,557	Cboe Global Markets, Inc.	1,995,578	0.2
12,582	Cincinnati Financial Corp.	1,873,711	0.2
35,530	Citizens Financial Group, Inc.	1,589,968	0.2
1,709	CNA Financial Corp.	79,520	0.0
16,850 (1)	Coinbase Global, Inc. - Class A	5,905,756	0.6
17,067	Columbia Banking System, Inc.	399,026	0.0
10,661	Comerica, Inc.	635,929	0.1
10,067	Commerce Bancshares, Inc.	625,865	0.1
19,615	Corebridge Financial, Inc.	696,333	0.1
5,551 (1)	Corpay, Inc.	1,841,933	0.2
561 (1)(2)	Credit Acceptance Corp.	285,790	0.0
4,856	Cullen/Frost Bankers, Inc.	624,190	0.1
11,164	East West Bancorp, Inc.	1,127,341	0.1
24,980	Equitable Holdings, Inc.	1,401,378	0.1
3,312 (1)	Euronet Worldwide, Inc.	335,771	0.0
3,011	Evercore, Inc. - Class A	813,030	0.1
3,430	Everest Re Group Ltd.	1,165,686	0.1
28,993	F.N.B. Corp.	422,718	0.0
3,101	FactSet Research Systems, Inc.	1,387,015	0.1
21,234	Fidelity National Financial, Inc.	1,190,378	0.1
43,011	Fidelity National Information Services, Inc.	3,501,526	0.3
54,391	Fifth Third Bancorp	2,237,102	0.2
8,032	First American Financial Corp.	493,084	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
805	First Citizens BancShares, Inc. - Class A	$1,574,958	0.2
10,227	First Hawaiian, Inc.	255,266	0.0
41,064	First Horizon Corp.	870,557	0.1
25,077	Franklin Resources, Inc.	598,086	0.1
1,441 (1)(2)	Freedom Holding Corp.	210,458	0.0
19,942	Global Payments, Inc.	1,596,158	0.2
6,772	Globe Life, Inc.	841,692	0.1
3,264	Hamilton Lane, Inc. - Class A	463,880	0.0
2,925	Hanover Insurance Group, Inc.	496,870	0.0
23,184	Hartford Financial Services Group, Inc.	2,941,354	0.3
4,418	Houlihan Lokey, Inc.	795,019	0.1
118,130	Huntington Bancshares, Inc.	1,979,859	0.2
29,725	Invesco Ltd.	468,763	0.0
5,930	Jack Henry & Associates, Inc.	1,068,408	0.1
10,252	Janus Henderson Group PLC	398,188	0.0
12,506	Jefferies Financial Group, Inc.	683,953	0.1
4,993	Kemper Corp.	322,248	0.0
77,239	KeyCorp	1,345,503	0.1
1,806	Kinsale Capital Group, Inc.	873,923	0.1
8,980	Lazard, Inc.	430,860	0.0
13,909	Lincoln National Corp.	481,251	0.0
13,956	Loews Corp.	1,279,207	0.1
6,509	LPL Financial Holdings, Inc.	2,440,680	0.2
13,280	M&T Bank Corp.	2,576,187	0.3
1,018 (1)	Markel Corp.	2,033,312	0.2
2,977	MarketAxess Holdings, Inc.	664,883	0.1
19,055	MGIC Investment Corp.	530,491	0.1
1,920	Morningstar, Inc.	602,746	0.1
5,126 (1)	Mr Cooper Group, Inc.	764,850	0.1
6,143	MSCI, Inc.	3,542,914	0.4
33,685	Nasdaq, Inc.	3,012,113	0.3
15,794	Northern Trust Corp.	2,002,521	0.2
18,666	Old Republic International Corp.	717,521	0.1
9,728	OneMain Holdings, Inc.	554,496	0.1
6,236	Pinnacle Financial Partners, Inc.	688,517	0.1
5,524	Popular, Inc.	608,800	0.1
2,692	Primerica, Inc.	736,720	0.1
18,140	Principal Financial Group, Inc.	1,440,860	0.1
7,469	Prosperity Bancshares, Inc.	524,623	0.1

See Accompanying Notes to Financial Statements

VOYA RUSSELL™ MID CAP	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
28,967	Prudential Financial, Inc.	$3,112,214	0.3
14,934	Raymond James Financial, Inc.	2,290,428	0.2
73,381	Regions Financial Corp.	1,725,921	0.2
5,387	Reinsurance Group of America, Inc.	1,068,565	0.1
3,902	RenaissanceRe Holdings Ltd.	947,796	0.1
43,213	Rithm Capital Corp.	487,875	0.0
6,682	RLI Corp.	482,574	0.0
60,452 (1)	Robinhood Markets, Inc. - Class A	5,660,121	0.6
18,892 (2)	Rocket Cos., Inc. - Class A	267,889	0.0
8,575	Ryan Specialty Holdings, Inc.	583,014	0.1
8,496	SEI Investments Co.	763,451	0.1
5,421 (1)(2)	Shift4 Payments, Inc. - Class A	537,275	0.1
17,079	SLM Corp.	560,020	0.1
86,851 (1)	SoFi Technologies, Inc.	1,581,557	0.2
8,192	SouthState Corp.	753,910	0.1
25,978 (2)	Starwood Property Trust, Inc.	521,378	0.1
23,526	State Street Corp.	2,501,755	0.2
8,160	Stifel Financial Corp.	846,845	0.1
31,074	Synchrony Financial	2,073,879	0.2
11,326	Synovus Financial Corp.	586,121	0.1
17,867	T. Rowe Price Group, Inc.	1,724,166	0.2
4,280	TFS Financial Corp.	55,426	0.0
36,897 (1)	Toast, Inc. - Class A	1,634,168	0.2
10,575	TPG, Inc.	554,659	0.1
9,523	Tradeweb Markets, Inc. - Class A	1,394,167	0.1
14,135	Unum Group	1,141,543	0.1
12,815	UWM Holdings Corp.	53,054	0.0
6,589	Virtu Financial, Inc. - Class A	295,121	0.0
7,853 (3)	Voya Financial, Inc.	557,563	0.1
24,803	W.R. Berkley Corp.	1,822,276	0.2
13,666	Webster Financial Corp.	746,164	0.1
8,812	Western Alliance Bancorp	687,160	0.1
26,965	Western Union Co.	227,045	0.0
2,772 (1)	WEX, Inc.	407,179	0.0
204	White Mountains Insurance Group Ltd.	366,327	0.0
8,095	Willis Towers Watson PLC	2,481,118	0.2
5,391	Wintrust Financial Corp.	668,376	0.1
33,105	XP, Inc. - Class A	668,721	0.1
11,845	Zions Bancorp NA	615,229	0.1
		152,064,615	15.3

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: 9.2%
7,432 (1)	Acadia Healthcare Co., Inc.	$168,632	0.0
23,269	Agilent Technologies, Inc.	2,745,975	0.3
5,599 (1)	Align Technology, Inc.	1,060,059	0.1
10,195 (1)	Alnylam Pharmaceuticals, Inc.	3,324,488	0.3
2,633 (1)	Amedisys, Inc.	259,061	0.0
14,956	AmerisourceBergen Corp.	4,484,557	0.5
8,806 (1)	Apellis Pharmaceuticals, Inc.	152,432	0.0
53,961 (1)	Avantor, Inc.	726,315	0.1
41,841	Baxter International, Inc.	1,266,945	0.1
11,932 (1)	Biogen, Inc.	1,498,540	0.2
15,529 (1)	BioMarin Pharmaceutical, Inc.	853,629	0.1
1,584 (1)	Bio-Rad Laboratories, Inc. - Class A	382,251	0.0
12,809	Bio-Techne Corp.	659,023	0.1
8,437	Bruker Corp.	347,604	0.0
19,728	Cardinal Health, Inc.	3,314,304	0.3
40,557 (1)	Centene Corp.	2,201,434	0.2
9,902 (1)	Certara, Inc.	115,853	0.0
3,984 (1)	Charles River Laboratories International, Inc.	604,492	0.1
1,173	Chemed Corp.	571,169	0.1
16,270 (1)	Cooper Cos., Inc.	1,157,773	0.1
7,676 (1)	Corcept Therapeutics, Inc.	563,418	0.1
3,124 (1)	DaVita, Inc.	445,014	0.0
16,264	Dentsply Sirona, Inc.	258,272	0.0
31,937 (1)	Dexcom, Inc.	2,787,781	0.3
10,665 (1)	Doximity, Inc. - Class A	654,191	0.1
40,196 (1)	Elanco Animal Health, Inc.	573,999	0.1
8,136	Encompass Health Corp.	997,718	0.1
13,713 (1)	Envista Holdings Corp.	267,952	0.0
15,215 (1)	Exact Sciences Corp.	808,525	0.1
22,034 (1)	Exelixis, Inc.	971,149	0.1
37,387	GE HealthCare Technologies, Inc.	2,769,255	0.3
9,159 (1)	Globus Medical, Inc. - Class A	540,564	0.1
10,009 (1)	Halozyme Therapeutics, Inc.	520,668	0.1
8,948 (1)	Henry Schein, Inc.	653,651	0.1
18,220 (1)	Hologic, Inc.	1,187,215	0.1
9,860	Humana, Inc.	2,410,573	0.2
6,592 (1)	IDEXX Laboratories, Inc.	3,535,553	0.4
12,921 (1)	Illumina, Inc.	1,232,793	0.1
12,922 (1)	Incyte Corp.	879,988	0.1
14,581 (1)	Insmed, Inc.	1,467,432	0.1
2,336 (1)	Inspire Medical Systems, Inc.	303,143	0.0
5,727 (1)	Insulet Corp.	1,799,309	0.2

See Accompanying Notes to Financial Statements

VOYA RUSSELL™ MID CAP	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
12,675 (1)	Ionis Pharmaceuticals, Inc.	$500,789	0.0
14,310 (1)	IQVIA Holdings, Inc.	2,255,113	0.2
4,845 (1)	Jazz Pharmaceuticals PLC	514,151	0.1
6,825	Labcorp Holdings, Inc.	1,791,631	0.2
3,681 (1)	Masimo Corp.	619,218	0.1
1,865 (1)	Medpace Holdings, Inc.	585,349	0.1
1,699 (1)	Mettler-Toledo International, Inc.	1,995,849	0.2
28,972 (1)	Moderna, Inc.	799,337	0.1
4,380 (1)	Molina Healthcare, Inc.	1,304,802	0.1
10,605 (1)	Natera, Inc.	1,791,609	0.2
7,910 (1)	Neurocrine Biosciences, Inc.	994,208	0.1
21,211	Organon & Co.	205,322	0.0
3,055 (1)	Penumbra, Inc.	784,005	0.1
11,126	Perrigo Co. PLC	297,287	0.0
17,408	QIAGEN N.V.	836,628	0.1
9,105	Quest Diagnostics, Inc.	1,635,531	0.2
4,303 (1)	Repligen Corp.	535,207	0.1
11,925	ResMed, Inc.	3,076,650	0.3
14,156 (1)	Revolution Medicines, Inc.	520,799	0.1
9,820	Revvity, Inc.	949,790	0.1
30,945 (1)	Roivant Sciences Ltd.	348,750	0.0
31,857	Royalty Pharma PLC - Class A	1,147,808	0.1
7,575 (1)	Sarepta Therapeutics, Inc.	129,533	0.0
11,339 (1)	Solventum Corp.	859,950	0.1
12,599 (1)	Sotera Health Co.	140,101	0.0
8,020	STERIS PLC	1,926,564	0.2
9,541 (1)	Summit Therapeutics, Inc.	203,032	0.0
3,647	Teleflex, Inc.	431,659	0.0
6,723 (1)	Tempus AI, Inc.	427,179	0.0
7,480 (1)	Tenet Healthcare Corp.	1,316,480	0.1
7,336 (1)	Ultragenyx Pharmaceutical, Inc.	266,737	0.0
3,629 (1)	United Therapeutics Corp.	1,042,793	0.1
4,497	Universal Health Services, Inc. - Class B	814,632	0.1
12,057 (1)	Veeva Systems, Inc. - Class A	3,472,175	0.3
96,872	Viatris, Inc.	865,067	0.1
8,900 (1)(2)	Viking Therapeutics, Inc.	235,850	0.0
4,864 (1)	Waters Corp.	1,697,731	0.2
5,847	West Pharmaceutical Services, Inc.	1,279,324	0.1
16,175	Zimmer Biomet Holdings, Inc.	1,475,322	0.1
		91,596,661	9.2

	Industrials: 17.8%
9,441	A.O. Smith Corp.	619,046	0.1
5,489	AAON, Inc.	404,814	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,521	Acuity Brands, Inc.	$752,115	0.1
5,770	Advanced Drainage Systems, Inc.	662,742	0.1
10,808	AECOM	1,219,791	0.1
5,067	AGCO Corp.	522,712	0.1
8,507	Air Lease Corp.	497,574	0.0
10,001 (1)	Alaska Air Group, Inc.	494,849	0.0
7,029	Allegion PLC	1,013,020	0.1
6,937	Allison Transmission Holdings, Inc.	658,946	0.1
13,004 (1)	Amentum Holdings, Inc.	307,024	0.0
8,261	AMERCO	449,151	0.0
53,266 (1)	American Airlines Group, Inc.	597,645	0.1
18,818	AMETEK, Inc.	3,405,305	0.3
20,062 (1)	API Group Corp.	1,024,165	0.1
3,112	Applied Industrial Technologies, Inc.	723,384	0.1
3,512	Armstrong World Industries, Inc.	570,489	0.1
11,424 (1)	ATI, Inc.	986,348	0.1
1,379 (1)(2)	Avis Budget Group, Inc.	233,120	0.0
6,093 (1)	Axon Enterprise, Inc.	5,044,638	0.5
11,547 (1)	AZEK Co., Inc.	627,579	0.1
10,202	Booz Allen Hamilton Holding Corp.	1,062,334	0.1
9,518	Broadridge Financial Solutions, Inc.	2,313,160	0.2
9,118 (1)	Builders FirstSource, Inc.	1,063,979	0.1
7,452	BWX Technologies, Inc.	1,073,535	0.1
1,773 (1)	CACI International, Inc. - Class A	845,189	0.1
3,502	Carlisle Cos., Inc.	1,307,647	0.1
12,468 (1)	Ceridian HCM Holding, Inc.	690,603	0.1
9,595	CH Robinson Worldwide, Inc.	920,640	0.1
28,916 (1)	Clarivate PLC	124,339	0.0
4,137 (1)	Clean Harbors, Inc.	956,392	0.1
71,692	CNH Industrial NV	929,128	0.1
2,841	Comfort Systems USA, Inc.	1,523,373	0.2
3,703	Concentrix Corp.	195,722	0.0
15,505 (1)	Core & Main, Inc. - Class A	935,727	0.1
4,018	Crane Co.	762,978	0.1
11,241	Cummins, Inc.	3,681,428	0.4
3,070	Curtiss-Wright Corp.	1,499,849	0.1
53,271	Delta Air Lines, Inc.	2,619,868	0.3
9,727	Donaldson Co., Inc.	674,567	0.1
11,076	Dover Corp.	2,029,455	0.2
25,130	Dun & Bradstreet Holdings, Inc.	228,432	0.0
3,613	EMCOR Group, Inc.	1,932,558	0.2
10,112	Equifax, Inc.	2,622,749	0.3
4,649	Esab Corp.	560,437	0.1

See Accompanying Notes to Financial Statements

VOYA RUSSELL™ MID CAP	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
4,154 (1)	Everus Construction Group, Inc.	$263,904	0.0
12,925 (1)	ExlService Holdings, Inc.	565,986	0.1
11,197	Expeditors International of Washington, Inc.	1,279,257	0.1
93,766	Fastenal Co.	3,938,172	0.4
15,820	Ferguson Enterprises, Inc.	3,444,805	0.3
10,637	Flowserve Corp.	556,847	0.1
28,099	Fortive Corp.	1,464,801	0.1
9,880	Fortune Brands Innovations, Inc.	508,622	0.1
8,320	FTAI Aviation Ltd.	957,133	0.1
2,731 (1)	FTI Consulting, Inc.	441,057	0.0
20,711 (1)	Gates Industrial Corp. PLC	476,974	0.0
4,769 (1)	Generac Holdings, Inc.	682,969	0.1
13,146	Genpact Ltd.	578,555	0.1
13,550	Graco, Inc.	1,164,894	0.1
9,378 (1)	GXO Logistics, Inc.	456,709	0.0
16,209 (1)	Hayward Holdings, Inc.	223,684	0.0
3,467	HEICO Corp.	1,137,176	0.1
6,125	HEICO Corp. - Class A	1,584,844	0.2
6,532	Hexcel Corp.	368,993	0.0
32,754	Howmet Aerospace, Inc.	6,096,502	0.6
4,370	Hubbell, Inc.	1,784,752	0.2
3,185	Huntington Ingalls Industries, Inc.	769,050	0.1
6,174	IDEX Corp.	1,083,969	0.1
32,965	Ingersoll Rand, Inc.	2,742,029	0.3
6,584	ITT, Inc.	1,032,569	0.1
9,915	Jacobs Solutions, Inc.	1,303,327	0.1
6,519	JB Hunt Transport Services, Inc.	936,128	0.1
2,165 (1)	Karman Holdings, Inc.	109,051	0.0
10,493	KBR, Inc.	503,034	0.0
4,624 (1)	Kirby Corp.	524,408	0.1
12,858	Knight-Swift Transportation Holdings, Inc.	568,709	0.1
15,255	L3Harris Technologies, Inc.	3,826,564	0.4
2,831	Landstar System, Inc.	393,566	0.0
10,416	Leidos Holdings, Inc.	1,643,228	0.2
2,621	Lennox International, Inc.	1,502,462	0.2
6,177	Leonardo DRS, Inc.	287,107	0.0
4,429	Lincoln Electric Holdings, Inc.	918,220	0.1
3,483 (1)	Loar Holdings, Inc.	300,130	0.0
32,509 (1)	Lyft, Inc. - Class A	512,342	0.1
3,756	ManpowerGroup, Inc.	151,742	0.0
17,235	Masco Corp.	1,109,245	0.1
5,075 (1)	MasTec, Inc.	864,932	0.1
4,118 (1)	Middleby Corp.	592,992	0.1
3,020	MSA Safety, Inc.	505,941	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
3,590	MSC Industrial Direct Co., Inc. - Class A	$305,222	0.0
8,857	Mueller Industries, Inc.	703,866	0.1
4,402	Nordson Corp.	943,657	0.1
13,304	nVent Electric PLC	974,518	0.1
15,222	Old Dominion Freight Line, Inc.	2,470,531	0.2
5,223	Oshkosh Corp.	593,019	0.1
32,279	Otis Worldwide Corp.	3,196,267	0.3
6,933	Owens Corning	953,426	0.1
4,310 (1)	Parsons Corp.	309,329	0.0
26,357	Paychex, Inc.	3,833,889	0.4
4,191	Paycom Software, Inc.	969,797	0.1
3,681 (1)	Paylocity Holding Corp.	666,960	0.1
13,361	Pentair PLC	1,371,640	0.1
12,029	Quanta Services, Inc.	4,547,924	0.5
48,612 (1)(2)	QXO, Inc.	1,047,102	0.1
15,141	RB Global, Inc.	1,607,823	0.2
2,531 (1)	RBC Bearings, Inc.	973,929	0.1
5,394	Regal Rexnord Corp.	781,914	0.1
8,077	Robert Half International, Inc.	331,561	0.0
31,975 (1)	Rocket Lab Corp.	1,143,746	0.1
9,243	Rockwell Automation, Inc.	3,070,247	0.3
22,925	Rollins, Inc.	1,293,429	0.1
3,285	Ryder System, Inc.	522,315	0.1
2,176 (1)	Saia, Inc.	596,202	0.1
4,220	Schneider National, Inc. - Class B	101,913	0.0
3,839	Science Applications International Corp.	432,310	0.0
11,847	Sensata Technologies Holding PLC	356,713	0.0
3,421	Simpson Manufacturing Co., Inc.	531,316	0.1
3,612 (1)	SiteOne Landscape Supply, Inc.	436,835	0.0
4,186	Snap-on, Inc.	1,302,599	0.1
41,756	Southwest Airlines Co.	1,354,565	0.1
9,540 (1)	Spirit AeroSystems Holdings, Inc. - Class A	363,951	0.0
17,274	SS&C Technologies Holdings, Inc.	1,430,287	0.1
11,571 (1)	Standardaero, Inc.	366,222	0.0
12,624	Stanley Black & Decker, Inc.	855,276	0.1
21,813	Tetra Tech, Inc.	784,395	0.1
14,698	Textron, Inc.	1,180,102	0.1
5,108	Timken Co.	370,585	0.0
8,144	Toro Co.	575,618	0.1
15,921	TransUnion	1,401,048	0.1
8,715 (1)	Trex Co., Inc.	473,922	0.0
628 (1)	U-Haul Holding Co.	38,032	0.0
26,585 (1)	United Airlines Holdings, Inc.	2,116,964	0.2
5,296	United Rentals, Inc.	3,990,006	0.4
1,620	Valmont Industries, Inc.	529,043	0.1

See Accompanying Notes to Financial Statements

VOYA RUSSELL™ MID CAP	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
19,474	Veralto Corp.	$1,965,900	0.2
11,432	Verisk Analytics, Inc.	3,561,068	0.4
31,076	Vertiv Holdings Co. - Class A	3,990,469	0.4
2,843	Watsco, Inc.	1,255,526	0.1
3,914	WESCO International, Inc.	724,873	0.1
13,850	Westinghouse Air Brake Technologies Corp.	2,899,498	0.3
14,502	WillScot Mobile Mini Holdings Corp.	397,355	0.0
4,842	Woodward, Inc.	1,186,726	0.1
3,618	WW Grainger, Inc.	3,763,588	0.4
9,363 (1)	XPO, Inc.	1,182,453	0.1
19,876	Xylem, Inc.	2,571,159	0.3
		177,224,557	17.8

	Information Technology: 11.6%
11,720 (1)	Akamai Technologies, Inc.	934,787	0.1
10,052 (1)	Allegro MicroSystems, Inc.	343,678	0.0
9,017	Amdocs Ltd.	822,711	0.1
9,329	Amkor Technology, Inc.	195,816	0.0
7,160 (1)	ANSYS, Inc.	2,514,735	0.3
1,796 (1)	Appfolio, Inc. - Class A	413,583	0.0
4,216 (1)	Arrow Electronics, Inc.	537,245	0.1
11,697 (1)	Astera Labs, Inc.	1,057,643	0.1
80,458 (1)	Aurora Innovation, Inc.	421,600	0.0
7,018	Avnet, Inc.	372,515	0.0
12,857	Bentley Systems, Inc. - Class B	693,892	0.1
7,528 (1)	BILL Holdings, Inc.	348,245	0.0
42,290 (1)	CCC Intelligent Solutions Holdings, Inc.	397,949	0.0
10,746	CDW Corp.	1,919,128	0.2
11,522 (1)	Ciena Corp.	937,084	0.1
4,324 (1)	Cirrus Logic, Inc.	450,799	0.0
25,206 (1)	Cloudflare, Inc. - Class A	4,936,091	0.5
13,704	Cognex Corp.	434,691	0.0
40,330	Cognizant Technology Solutions Corp. - Class A	3,146,950	0.3
12,530 (1)	Coherent Corp.	1,117,801	0.1
22,610 (1)	Confluent, Inc. - Class A	563,667	0.1
63,774	Corning, Inc.	3,353,875	0.3
3,999	Crane Holdings Co.	215,546	0.0
25,198 (1)	Datadog, Inc. - Class A	3,384,847	0.3
16,405 (1)	DocuSign, Inc.	1,277,785	0.1
4,938	Dolby Laboratories, Inc. - Class A	366,696	0.0
11,059 (1)	DoubleVerify Holdings, Inc.	165,553	0.0
16,531 (1)	Dropbox, Inc. - Class A	472,787	0.1
14,655 (1)	DXC Technology Co.	224,075	0.0
23,984 (1)	Dynatrace, Inc.	1,324,157	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
7,405 (1)	Elastic NV	$624,464	0.1
10,396 (1)	Enphase Energy, Inc.	412,201	0.0
12,243	Entegris, Inc.	987,398	0.1
4,473 (1)	EPAM Systems, Inc.	790,916	0.1
4,704 (1)	F5, Inc.	1,384,481	0.1
1,941 (1)	Fair Isaac Corp.	3,548,070	0.4
8,291 (1)	First Solar, Inc.	1,372,492	0.1
31,135 (1)	Flex Ltd.	1,554,259	0.2
6,120 (1)	Gartner, Inc.	2,473,826	0.3
44,874	Gen Digital, Inc.	1,319,296	0.1
10,735 (1)	Gitlab, Inc. - Class A	484,256	0.1
8,391 (1)	GLOBALFOUNDRIES, Inc.	320,536	0.0
3,526 (1)	Globant SA	320,302	0.0
11,227 (1)	GoDaddy, Inc. - Class A	2,021,534	0.2
6,840 (1)	Guidewire Software, Inc.	1,610,478	0.2
107,107	Hewlett Packard Enterprise Co.	2,190,338	0.2
77,040	HP, Inc.	1,884,398	0.2
4,153 (1)	HubSpot, Inc.	2,311,684	0.2
8,561 (1)	Informatica, Inc. - Class A	208,460	0.0
1,676	Ingram Micro Holding Corp.	34,928	0.0
2,041 (1)	IPG Photonics Corp.	140,115	0.0
8,616	Jabil, Inc.	1,879,150	0.2
26,985	Juniper Networks, Inc.	1,077,511	0.1
14,054 (1)	Keysight Technologies, Inc.	2,302,888	0.2
18,892 (1)	Kyndryl Holdings, Inc.	792,708	0.1
11,105 (1)	Lattice Semiconductor Corp.	544,034	0.1
2,006	Littelfuse, Inc.	454,820	0.1
5,613 (1)	Lumentum Holdings, Inc.	533,572	0.1
5,168 (1)	MACOM Technology Solutions Holdings, Inc.	740,523	0.1
4,896 (1)	Manhattan Associates, Inc.	966,813	0.1
43,109	Microchip Technology, Inc.	3,033,580	0.3
5,487	MKS Instruments, Inc.	545,188	0.1
6,442 (1)	MongoDB, Inc.	1,352,756	0.1
3,781	Monolithic Power Systems, Inc.	2,765,348	0.3
8,708 (1)	nCino, Inc.	243,563	0.0
16,590	NetApp, Inc.	1,767,665	0.2
20,836 (1)	Nutanix, Inc. - Class A	1,592,704	0.2
13,456 (1)	Okta, Inc.	1,345,196	0.1
34,426 (1)	ON Semiconductor Corp.	1,804,267	0.2
3,967 (1)	Onto Innovation, Inc.	400,389	0.0
7,101	Pegasystems, Inc.	384,377	0.0
9,359 (1)	Procore Technologies, Inc.	640,343	0.1
9,740 (1)	PTC, Inc.	1,678,592	0.2

See Accompanying Notes to Financial Statements

VOYA RUSSELL™ MID CAP	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
25,368 (1)	Pure Storage, Inc. - Class A	$1,460,689	0.2
7,609 (1)	Qorvo, Inc.	646,080	0.1
9,366 (1)	Ralliant Corp.	454,173	0.0
6,539 (1)	RingCentral, Inc. - Class A	185,381	0.0
7,930 (1)	Rubrik, Inc. - Class A	710,449	0.1
4,911 (1)	SailPoint, Inc.	112,265	0.0
21,913 (1)	Samsara, Inc. - Class A	871,699	0.1
11,016 (1)	Sandisk Corp.	499,576	0.1
23,800 (1)	SentinelOne, Inc. - Class A	435,064	0.0
12,519	Skyworks Solutions, Inc.	932,916	0.1
41,940 (1)	Super Micro Computer, Inc.	2,055,479	0.2
6,426	TD SYNNEX Corp.	872,008	0.1
3,797 (1)	Teledyne Technologies, Inc.	1,945,241	0.2
7,733 (1)	Teradata Corp.	172,523	0.0
13,136	Teradyne, Inc.	1,181,189	0.1
19,460 (1)	Trimble, Inc.	1,478,571	0.2
11,549 (1)	Twilio, Inc. - Class A	1,436,234	0.1
3,516 (1)	Tyler Technologies, Inc.	2,084,425	0.2
344	Ubiquiti, Inc.	141,608	0.0
35,577 (1)	UiPath, Inc. - Class A	455,386	0.1
25,869 (1)	Unity Software, Inc.	626,030	0.1
3,588	Universal Display Corp.	554,203	0.1
6,534	VeriSign, Inc.	1,887,019	0.2
12,077	Vontier Corp.	445,641	0.0
28,272	Western Digital Corp.	1,809,125	0.2
12,176 (1)(2)	Wolfspeed, Inc.	4,856	0.0
4,152 (1)	Zebra Technologies Corp. - Class A	1,280,311	0.1
21,461 (1)	Zoom Video Communications, Inc. - Class A	1,673,529	0.2
7,975 (1)	Zscaler, Inc.	2,503,672	0.3
		115,101,692	11.6

	Materials: 5.1%
9,598 (2)	Albemarle Corp.	601,507	0.1
21,106	Alcoa Corp.	622,838	0.1
185,875	Amcor PLC	1,708,191	0.2
41,142	Anglogold Ashanti PLC	1,874,841	0.2
5,347	AptarGroup, Inc.	836,431	0.1
3,810	Ashland, Inc.	191,567	0.0
6,354	Avery Dennison Corp.	1,114,936	0.1
17,823 (1)	Axalta Coating Systems Ltd.	529,165	0.1
23,068	Ball Corp.	1,293,884	0.1
3,930	Carpenter Technology Corp.	1,086,173	0.1
9,114	Celanese Corp.	504,278	0.1
13,530	CF Industries Holdings, Inc.	1,244,760	0.1
39,744 (1)	Cleveland-Cliffs, Inc.	302,054	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Materials: (continued)
55,880	Corteva, Inc.	$4,164,736	0.4
9,453	Crown Holdings, Inc.	973,470	0.1
57,797	Dow, Inc.	1,530,465	0.2
34,191	DuPont de Nemours, Inc.	2,345,161	0.2
2,695	Eagle Materials, Inc.	544,686	0.1
9,374	Eastman Chemical Co.	699,863	0.1
18,392	Element Solutions, Inc.	416,579	0.0
10,134	FMC Corp.	423,095	0.0
24,324 (2)	Graphic Packaging Holding Co.	512,507	0.1
13,423	Huntsman Corp.	139,868	0.0
20,926	International Flavors & Fragrances, Inc.	1,539,107	0.2
42,811	International Paper Co.	2,004,839	0.2
5,146	Louisiana-Pacific Corp.	442,505	0.1
20,923	LyondellBasell Industries NV - Class A	1,210,605	0.1
4,898	Martin Marietta Materials, Inc.	2,688,806	0.3
25,772	Mosaic Co.	940,163	0.1
9,849 (1)(2)	MP Materials Corp.	327,676	0.0
483	NewMarket Corp.	333,685	0.0
18,761	Nucor Corp.	2,430,300	0.3
9,355	Olin Corp.	187,942	0.0
7,214	Packaging Corp. of America	1,359,478	0.1
18,564	PPG Industries, Inc.	2,111,655	0.2
4,311	Reliance Steel & Aluminum Co.	1,353,223	0.1
5,366	Royal Gold, Inc.	954,289	0.1
10,383	RPM International, Inc.	1,140,469	0.1
3,566	Scotts Miracle-Gro Co.	235,213	0.0
11,911	Sealed Air Corp.	369,598	0.0
7,216	Silgan Holdings, Inc.	390,963	0.0
42,555	Smurfit WestRock PLC	1,836,248	0.2
8,042	Sonoco Products Co.	350,310	0.0
11,474	Steel Dynamics, Inc.	1,468,787	0.2
10,798	Vulcan Materials Co.	2,816,334	0.3
2,716	Westlake Corp.	206,226	0.0
		50,359,476	5.1

	Real Estate: 7.3%
8,842	Agree Realty Corp.	645,997	0.1
14,010	Alexandria Real Estate Equities, Inc.	1,017,546	0.1
27,906	American Homes 4 Rent - Class A	1,006,569	0.1
23,286	Americold Realty Trust, Inc.	387,246	0.0
11,616	AvalonBay Communities, Inc.	2,363,856	0.2
12,937	Boston Properties, Inc.	872,859	0.1
24,866	Brixmor Property Group, Inc.	647,511	0.1
8,779	Camden Property Trust	989,306	0.1
24,287 (1)	CBRE Group, Inc. - Class A	3,403,094	0.3
34,109 (1)	CoStar Group, Inc.	2,742,364	0.3

See Accompanying Notes to Financial Statements

VOYA RUSSELL™ MID CAP	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
13,629	Cousins Properties, Inc.	$409,279	0.0
35,439	Crown Castle, Inc.	3,640,648	0.4
18,489	CubeSmart	785,783	0.1
27,552	Digital Realty Trust, Inc.	4,803,140	0.5
4,258	EastGroup Properties, Inc.	711,597	0.1
6,094	EPR Properties	355,036	0.0
15,483	Equity LifeStyle Properties, Inc.	954,837	0.1
30,936	Equity Residential	2,087,871	0.2
5,206	Essex Property Trust, Inc.	1,475,380	0.2
17,208	Extra Space Storage, Inc.	2,537,148	0.3
6,948	Federal Realty Investment Trust	659,991	0.1
10,453	First Industrial Realty Trust, Inc.	503,103	0.1
21,556	Gaming and Leisure Properties, Inc.	1,006,234	0.1
26,802	Healthcare Realty Trust, Inc.	425,080	0.0
56,598	Healthpeak Properties, Inc.	991,031	0.1
8,659	Highwoods Properties, Inc.	269,208	0.0
56,011	Host Hotels & Resorts, Inc.	860,329	0.1
2,527 (1)	Howard Hughes Holdings, Inc.	170,572	0.0
49,976	Invitation Homes, Inc.	1,639,213	0.2
23,964	Iron Mountain, Inc.	2,457,987	0.2
3,853 (1)	Jones Lang LaSalle, Inc.	985,520	0.1
9,580 (2)	Kilroy Realty Corp.	328,690	0.0
54,580	Kimco Realty Corp.	1,147,272	0.1
7,157	Lamar Advertising Co. - Class A	868,574	0.1
5,769 (2)	Lineage, Inc.	251,067	0.0
40,746 (2)	Medical Properties Trust, Inc.	175,615	0.0
9,504	Mid-America Apartment Communities, Inc.	1,406,687	0.1
9,785 (1)	Millrose Properties, Inc.	278,970	0.0
15,272	National Retail Properties, Inc.	659,445	0.1
5,751	National Storage Affiliates Trust	183,974	0.0
23,456	Omega Healthcare Investors, Inc.	859,662	0.1
16,039	Park Hotels & Resorts, Inc.	164,079	0.0
12,645	Rayonier, Inc.	280,466	0.0
72,951	Realty Income Corp.	4,202,707	0.4
14,754	Regency Centers Corp.	1,050,927	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
19,357	Rexford Industrial Realty, Inc.	$688,528	0.1
8,771	SBA Communications Corp.	2,059,782	0.2
26,464	Simon Property Group, Inc.	4,254,353	0.4
15,247	STAG Industrial, Inc.	553,161	0.1
10,320	Sun Communities, Inc.	1,305,377	0.1
26,984	UDR, Inc.	1,101,757	0.1
35,637	Ventas, Inc.	2,250,477	0.2
86,265	VICI Properties, Inc.	2,812,239	0.3
14,405	Vornado Realty Trust	550,847	0.1
59,200	Weyerhaeuser Co.	1,520,848	0.2
17,704	WP Carey, Inc.	1,104,376	0.1
4,075 (1)	Zillow Group, Inc. - Class A	279,097	0.0
13,282 (1)	Zillow Group, Inc. - Class C	930,404	0.1
		73,074,716	7.3

	Utilities: 6.0%
57,988	AES Corp.	610,034	0.1
20,980	Alliant Energy Corp.	1,268,661	0.1
22,042	Ameren Corp.	2,116,914	0.2
15,908	American Water Works Co., Inc.	2,212,962	0.2
12,926	Atmos Energy Corp.	1,992,026	0.2
11,031	Brookfield Renewable Corp.	361,596	0.0
53,223	CenterPoint Energy, Inc.	1,955,413	0.2
2,806	Clearway Energy, Inc. - Class A	84,910	0.0
6,639	Clearway Energy, Inc. - Class C	212,448	0.0
24,298	CMS Energy Corp.	1,683,365	0.2
29,443	Consolidated Edison, Inc.	2,954,605	0.3
16,925	DTE Energy Co.	2,241,885	0.2
31,132	Edison International	1,606,411	0.2
35,200	Entergy Corp.	2,925,824	0.3
22,513	Essential Utilities, Inc.	836,133	0.1
18,801	Evergy, Inc.	1,295,953	0.1
30,010	Eversource Energy	1,909,236	0.2
82,565	Exelon Corp.	3,584,972	0.4
44,821	FirstEnergy Corp.	1,804,493	0.2
4,404	IDACORP, Inc.	508,442	0.0
16,562	MDU Resources Group, Inc.	276,088	0.0
7,325	National Fuel Gas Co.	620,501	0.1
38,434	NiSource, Inc.	1,550,428	0.2
16,188	NRG Energy, Inc.	2,599,469	0.3
16,408	OGE Energy Corp.	728,187	0.1
179,081	PG&E Corp.	2,496,389	0.2
9,730	Pinnacle West Capital Corp.	870,543	0.1
60,454	PPL Corp.	2,048,786	0.2
40,789	Public Service Enterprise Group, Inc.	3,433,618	0.3
3,705 (1)	Talen Energy Corp.	1,077,303	0.1

See Accompanying Notes to Financial Statements

VOYA RUSSELL™ MID CAP	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Utilities: (continued)
17,563	UGI Corp.	$639,644	0.1
27,634	Vistra Corp.	5,355,746	0.5
26,089	WEC Energy Group, Inc.	2,718,474	0.3
47,144	Xcel Energy, Inc.	3,210,506	0.3
		59,791,965	6.0
	Total Common Stock
	(Cost $503,141,784)	986,379,532	99.2

EXCHANGE-TRADED FUNDS: 0.5%
52,315	iShares Russell Mid-Cap ETF	4,811,411	0.5

	Total Exchange-Traded Funds
	(Cost $4,620,492)	4,811,411	0.5

OTHER: —%
	Communication Services: —%
14,786 (4)(5)(6)	GCI Liberty, Inc. -Class A	—	—

	Total Other
	(Cost $—)	—	—

	Total Long-Term Investments
	(Cost $507,762,276)	991,190,943	99.7

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 1.0%
	Repurchase Agreements: 0.9%
180,420 (7)	BNP Paribas S.A., Repurchase Agreement dated 06/30/2025, 4.380%, due 07/01/2025 (Repurchase Amount $180,442, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $184,028, due 07/10/25-05/15/42)	180,420	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,263,872 (7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $2,264,144, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $2,309,149, due 06/01/30-02/01/57)	$2,263,872	0.2
2,410,786 (7)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $2,411,076, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $2,459,002, due 08/15/34-06/01/55)	2,410,786	0.2
1,493,706 (7)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,493,886, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,523,580, due 03/01/34-05/01/55)	1,493,706	0.2

See Accompanying Notes to Financial Statements

VOYA RUSSELL™ MID CAP	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,628,839 (7)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $2,629,162, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,673,512, due 07/15/26-02/15/54)	$2,628,839	0.3

	Total Repurchase Agreements
	(Cost $8,977,623)	8,977,623	0.9
	Time Deposits: 0.1%
280,000 (7)	Canadian Imperial Bank of Commerce, 4.320%, 07/01/2025	280,000	0.0
270,000 (7)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 07/01/2025	270,000	0.0
280,000 (7)	Mizuho Bank Ltd., 4.330%, 07/01/2025	280,000	0.0
280,000 (7)	Royal Bank of Canada, 4.330%, 07/01/2025	280,000	0.1

	Total Time Deposits (Cost $1,110,000)	1,110,000	0.1
			Percentage
			Of Net
Shares		Value	Assets
	Mutual Funds: 0.0%
113,000 (8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230%
	(Cost $113,000)	$113,000	0.0

	Total Short-Term Investments
	(Cost $10,200,623)	10,200,623	1.0

	Total Investments in Securities
	(Cost $517,962,899)	$1,001,391,566	100.7

	Liabilities in Excess of Other Assets	(7,287,782)	(0.7)

	Net Assets	$994,103,784	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(6)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

VOYA RUSSELL™ MID CAP	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$986,379,532	$—	$—	$986,379,532
Exchange-Traded Funds	4,811,411	—	—	4,811,411
Short-Term Investments	113,000	10,087,623	—	10,200,623
Total Investments, at fair value	$991,303,943	$10,087,623	$—	$1,001,391,566
Other Financial Instruments+
Futures	66,618	—	—	66,618
Total Assets	$991,370,561	$10,087,623	$—	$1,001,458,184

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	6/30/2025	Income	(Losses)	Distributions
Voya Financial, Inc.	$560,552	$22,258	$(16,556)	$(8,691)	$557,563	$7,016	$24,839	$—
	$560,552	$22,258	$(16,556)	$(8,691)	$557,563	$7,016	$24,839	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2025, Voya Russell™ Mid Cap Index Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
GCI Liberty, Inc. - Class A	5/23/2023	$—	$—
		$—	$—

At June 30, 2025, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
S&P Mid 400 E-Mini Index	10	09/19/25	$3,125,500	$66,618
			$3,125,500	$66,618

See Accompanying Notes to Financial Statements

VOYA RUSSELL™ MID CAP	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2025 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$66,618
Total Asset Derivatives		$66,618

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(302,363)
Total	$(302,363)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$223,460
Total	$223,460

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $529,750,432.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$523,107,886
Gross Unrealized Depreciation	(51,400,134)
Net Unrealized Appreciation	$471,707,752

See Accompanying Notes to Financial Statements

VOYA RUSSELL™ SMALL CAP	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.1%
	Communication Services: 2.6%
22,946 (1)(2)	Advantage Solutions, Inc.	$30,289	0.0
54,173 (2)	Altice USA, Inc. - Class A	115,930	0.0
88,945 (1)(2)	AMC Entertainment Holdings, Inc. - Class A	275,729	0.1
7,267 (2)	AMC Networks, Inc. - Class A	45,564	0.0
8,727 (2)	Angi, Inc.	133,174	0.0
2,815 (2)	Anterix, Inc.	72,205	0.0
11,310 (2)	Atlanta Braves Holdings, Inc. - Class C	528,969	0.1
2,191	ATN International, Inc.	35,604	0.0
5,598 (2)	Bandwidth, Inc. - Class A	89,008	0.0
5,577 (1)(2)	Boston Omaha Corp. - Class A	78,301	0.0
15,581 (2)	Bumble, Inc. - Class A	102,679	0.0
1,089 (1)	Cable One, Inc.	147,897	0.0
16,972 (2)	Cargurus, Inc.	568,053	0.1
12,723 (2)	Cars.com, Inc.	150,768	0.0
21,953 (1)	Cinemark Holdings, Inc.	662,542	0.1
9,097 (1)	Cogent Communications Holdings, Inc.	438,566	0.1
6,956	CuriosityStream, Inc.	39,162	0.0
27,647 (1)(2)	EchoStar Corp. - Class A	765,822	0.2
16,625	Entravision Communications Corp. - Class A	38,570	0.0
17,618 (2)	Eventbrite, Inc. - Class A	46,335	0.0
5,595 (2)	EverQuote, Inc. - Class A	135,287	0.0
13,183 (2)	EW Scripps Co. - Class A	38,758	0.0
68,369 (2)	fuboTV, Inc.	263,904	0.1
29,896 (2)	Gannett Co., Inc.	107,028	0.0
24,611 (1)(2)	Getty Images Holdings, Inc.	40,854	0.0
10,294 (1)(2)	Globalstar, Inc.	242,424	0.1
13,997 (1)(2)	Gogo, Inc.	205,476	0.1
17,828	Gray Television, Inc.	80,761	0.0
6,918 (2)	Grindr, Inc.	157,039	0.0
2,752 (1)(2)	Ibotta, Inc. - Class A	100,723	0.0
3,387	IDT Corp. - Class B	231,400	0.1
25,713 (2)	iHeartMedia, Inc. - Class A	45,255	0.0
9,177 (1)(2)	IMAX Corp.	256,589	0.1
15,571 (2)	Integral Ad Science Holding Corp.	129,395	0.0
8,262	John Wiley & Sons, Inc. - Class A	368,733	0.1
33,730 (2)	Liberty Latin America Ltd. - Class C	209,801	0.1
39,693 (2)	Lionsgate Studios Corp.	230,616	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
195,357 (2)	Lumen Technologies, Inc.	$855,664	0.2
8,325 (2)	Madison Square Garden Entertainment Corp.	332,750	0.1
28,425 (1)(2)	Magnite, Inc.	685,611	0.1
5,183	Marcus Corp.	87,385	0.0
7,030 (2)	MediaAlpha, Inc. - Class A	76,978	0.0
15,587	National CineMedia, Inc.	75,519	0.0
45,982 (2)	Nextdoor Holdings, Inc.	76,330	0.0
7,871 (2)	Nexxen International Ltd.	81,937	0.0
18,299 (2)	Playstudios, Inc.	23,972	0.0
11,644	Playtika Holding Corp.	55,076	0.0
9,092 (2)	PubMatic, Inc. - Class A	113,104	0.0
11,348 (2)	QuinStreet, Inc.	182,703	0.0
16,173 (1)(2)	Rumble, Inc.	145,234	0.0
4,978	Scholastic Corp.	104,438	0.0
10,914	Shenandoah Telecommunications Co.	149,085	0.0
5,084	Shutterstock, Inc.	96,393	0.0
7,771	Sinclair, Inc.	107,395	0.0
5,554 (1)(2)	Sphere Entertainment Co.	232,157	0.1
4,398	Spok Holdings, Inc.	77,757	0.0
23,616 (1)(2)	Stagwell, Inc.	106,272	0.0
2,811 (2)	Starz Entertainment Corp.	45,173	0.0
5,513 (2)	TechTarget, Inc.	42,836	0.0
32,338	TEGNA, Inc.	541,985	0.1
20,082	Telephone and Data Systems, Inc.	714,518	0.2
7,463 (1)(2)	Thryv Holdings, Inc.	90,750	0.0
23,389 (2)	TripAdvisor, Inc.	305,226	0.1
18,407 (2)	TrueCar, Inc.	34,973	0.0
32,568 (2)	Vimeo, Inc.	131,575	0.0
15,630 (1)(2)	Vivid Seats, Inc. - Class A	26,415	0.0
12,217 (1)(2)	VTEX - Class A	80,632	0.0
2,657 (1)(2)	Webtoon Entertainment, Inc.	24,126	0.0
10,209 (2)	WideOpenWest, Inc.	41,448	0.0
12,953 (2)	Yelp, Inc.	443,899	0.1
8,581 (2)	Ziff Davis, Inc.	259,747	0.1
14,718 (2)	ZipRecruiter, Inc. - Class A	73,737	0.0
		13,732,010	2.6

	Consumer Discretionary: 9.9%
9,652 (2)	Abercrombie & Fitch Co. - Class A	799,668	0.2
13,631 (1)	Academy Sports & Outdoors, Inc.	610,805	0.1
11,446 (2)	Accel Entertainment, Inc.	134,719	0.0

See Accompanying Notes to Financial Statements

VOYA RUSSELL™ SMALL CAP	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
5,776 (1)	Acushnet Holdings Corp.	$420,608	0.1
17,236 (2)	Adient PLC	335,413	0.1
7,593 (2)	Adtalem Global Education, Inc.	966,057	0.2
12,207 (1)	Advance Auto Parts, Inc.	567,503	0.1
3,979	A-Mark Precious Metals, Inc.	88,254	0.0
23,369 (2)	American Axle & Manufacturing Holdings, Inc.	95,346	0.0
33,486	American Eagle Outfitters, Inc.	322,135	0.1
3,616 (2)	American Public Education, Inc.	110,143	0.0
1,576 (2)	America's Car-Mart, Inc.	88,319	0.0
10,907 (2)	Arhaus, Inc.	94,564	0.0
17,994 (1)	Arko Corp.	76,115	0.0
3,972 (2)	Asbury Automotive Group, Inc.	947,481	0.2
3,211 (2)	Barnes & Noble Education, Inc.	37,793	0.0
6,164 (2)	Beazer Homes USA, Inc.	137,889	0.0
4,284 (2)	BJ's Restaurants, Inc.	191,066	0.0
17,003	Bloomin' Brands, Inc.	146,396	0.0
6,252 (2)	Boot Barn Holdings, Inc.	950,304	0.2
9,025 (2)	Brinker International, Inc.	1,627,478	0.3
6,349	Buckle, Inc.	287,927	0.1
2,645 (1)	Build-A-Bear Workshop, Inc.	136,376	0.0
6,840 (1)	Caleres, Inc.	83,585	0.0
12,031	Camping World Holdings, Inc. - Class A	206,813	0.0
23,628 (1)(2)	Capri Holdings Ltd.	418,216	0.1
3,049	Carriage Services, Inc.	139,461	0.0
7,191 (1)	Carter's, Inc.	216,665	0.1
1,579 (2)	Cavco Industries, Inc.	685,965	0.1
5,622	Century Communities, Inc.	316,631	0.1
9,747 (1)	Cheesecake Factory, Inc.	610,747	0.1
1,074 (2)	Citi Trends, Inc.	35,861	0.0
3,595 (2)	Cooper-Standard Holdings, Inc.	77,292	0.0
28,230 (2)	Coursera, Inc.	247,295	0.1
4,511 (1)	Cracker Barrel Old Country Store, Inc.	275,532	0.1
10,254	Cricut, Inc. - Class A	69,420	0.0
26,848	Dana, Inc.	460,443	0.1
5,652 (1)(2)	Dave & Buster's Entertainment, Inc.	170,012	0.0
10,942 (1)(2)	Denny's Corp.	44,862	0.0
2,961	Dine Brands Global, Inc.	72,041	0.0
5,627 (2)	Dorman Products, Inc.	690,264	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
6,202 (1)(2)	Dream Finders Homes, Inc. - Class A	$155,856	0.0
5,528 (2)	El Pollo Loco Holdings, Inc.	60,863	0.0
13,130 (1)	Ermenegildo Zegna NV	112,262	0.0
2,544	Escalade, Inc.	35,565	0.0
4,838	Ethan Allen Interiors, Inc.	134,738	0.0
6,613 (2)	European Wax Center, Inc. - Class A	37,231	0.0
16,045 (2)	Everi Holdings, Inc.	228,481	0.1
26,723 (1)(2)	EVgo, Inc.	97,539	0.0
18,855 (2)	Faraday Future Intelligent Electric, Inc.	31,676	0.0
19,029 (2)	Figs, Inc. - Class A	107,324	0.0
8,271 (1)(2)	First Watch Restaurant Group, Inc.	132,667	0.0
1,003	Flexsteel Industries, Inc.	36,138	0.0
17,288 (1)(2)	Foot Locker, Inc.	423,556	0.1
8,621 (2)	Fox Factory Holding Corp.	223,629	0.1
15,312 (2)	Frontdoor, Inc.	902,489	0.2
7,415 (2)	Funko, Inc. - Class A	35,295	0.0
25,812	Garrett Motion, Inc.	271,284	0.1
2,333 (2)	Genesco, Inc.	45,937	0.0
44,955 (1)(2)	Genius Sports Ltd.	467,532	0.1
6,513 (2)	Gentherm, Inc.	184,253	0.0
5,446 (1)(2)	GigaCloud Technology, Inc. - Class A	107,722	0.0
7,989 (2)	G-III Apparel Group Ltd.	178,954	0.0
22,498 (1)(2)	Global Business Travel Group I	141,737	0.0
4,288	Golden Entertainment, Inc.	126,196	0.0
53,706 (1)(2)	Goodyear Tire & Rubber Co.	556,931	0.1
648	Graham Holdings Co. - Class B	613,118	0.1
6,476 (2)	Green Brick Partners, Inc.	407,211	0.1
2,621	Group 1 Automotive, Inc.	1,144,617	0.2
5,111 (2)	Groupon, Inc.	170,963	0.0
1,762	Hamilton Beach Brands Holding Co. - Class A	31,522	0.0
71,677 (2)	Hanesbrands, Inc.	328,281	0.1
3,295	Haverty Furniture Cos., Inc.	67,053	0.0
4,677 (2)	Helen of Troy Ltd.	132,733	0.0
12,674 (1)(2)	Hilton Grand Vacations, Inc.	526,351	0.1
1,030 (2)	Hovnanian Enterprises, Inc. - Class A	107,686	0.0
4,989 (2)	Inspired Entertainment, Inc.	40,760	0.0

See Accompanying Notes to Financial Statements

VOYA RUSSELL™ SMALL CAP	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
4,779 (1)	Installed Building Products, Inc.	$861,749	0.2
22,865	International Game Technology PLC	361,496	0.1
3,860	Jack in the Box, Inc.	67,396	0.0
1,317	JAKKS Pacific, Inc.	27,367	0.0
13,831	KB Home	732,628	0.2
6,516 (2)	KinderCare Learning Cos., Inc.	65,812	0.0
21,905	Kohl's Corp.	185,754	0.0
11,183	Kontoor Brands, Inc.	737,743	0.2
17,964 (1)	Krispy Kreme, Inc.	52,275	0.0
1,259 (1)(2)	Kura Sushi USA, Inc. - Class A	108,375	0.0
2,881 (2)	Lands' End, Inc.	30,856	0.0
9,655 (2)	Latham Group, Inc.	61,599	0.0
26,851 (2)	Laureate Education, Inc.	627,776	0.1
8,527 (1)	La-Z-Boy, Inc.	316,949	0.1
4,934	LCI Industries	449,931	0.1
2,235 (2)	Legacy Housing Corp.	50,645	0.0
27,201	Leggett & Platt, Inc.	242,633	0.1
4,342 (2)	LGI Homes, Inc.	223,700	0.1
27,592 (2)	Life Time Group Holdings, Inc.	836,865	0.2
6,168 (2)	Lincoln Educational Services Corp.	142,172	0.0
7,841 (2)	Lindblad Expeditions Holdings, Inc.	91,504	0.0
7,781 (2)	Livewire Group, Inc.	35,793	0.0
2,907 (2)	Lovesac Co.	52,907	0.0
8,863 (1)(2)	Luminar Technologies, Inc.	25,437	0.0
5,399 (2)	M/I Homes, Inc.	605,336	0.1
4,309 (2)	Malibu Boats, Inc. - Class A	135,044	0.0
4,133 (2)	MarineMax, Inc.	103,904	0.0
6,364 (1)	Marriott Vacations Worldwide Corp.	460,181	0.1
3,977 (1)(2)	MasterCraft Boat Holdings, Inc.	73,893	0.0
14,363	Meritage Homes Corp.	961,890	0.2
19,746 (1)(2)	Mister Car Wash, Inc.	118,673	0.0
10,636 (2)	Modine Manufacturing Co.	1,047,646	0.2
2,690	Monarch Casino & Resort, Inc.	232,524	0.1
6,324	Monro, Inc.	94,291	0.0
4,199 (2)	Motorcar Parts of America, Inc.	47,029	0.0
3,025	Movado Group, Inc.	46,131	0.0
572	Nathan's Famous, Inc.	63,252	0.0
16,020 (2)	National Vision Holdings, Inc.	368,620	0.1
6,054 (2)	ODP Corp.	109,759	0.0
19,942	OneSpaWorld Holdings Ltd.	406,617	0.1
2,559 (2)	OneWater Marine, Inc. - Class A	34,265	0.0
11,416 (1)(2)	Overstock.com, Inc.	78,542	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
2,966 (1)	Oxford Industries, Inc.	$119,382	0.0
6,729	Papa John's International, Inc.	329,317	0.1
6,544 (1)	Patrick Industries, Inc.	603,815	0.1
75,181 (1)(2)	Peloton Interactive, Inc. - Class A	521,756	0.1
13,064	Perdoceo Education Corp.	427,062	0.1
17,182 (2)	Petco Health & Wellness Co., Inc.	48,625	0.0
8,493	Phinia, Inc.	377,854	0.1
7,502 (2)	PlayAGS, Inc.	93,700	0.0
10,828 (1)	Polaris, Inc.	440,158	0.1
11,513 (1)(2)	Portillo's, Inc. - Class A	134,357	0.0
6,054 (2)	Potbelly Corp.	74,162	0.0
1,806 (1)	RCI Hospitality Holdings, Inc.	68,845	0.0
20,354 (2)	RealReal, Inc.	97,496	0.0
9,945	Red Rock Resorts, Inc. - Class A	517,438	0.1
11,042	Rent-A-Center, Inc.	277,154	0.1
8,134 (2)	Revolve Group, Inc.	163,087	0.0
1,479	Rocky Brands, Inc.	32,819	0.0
18,163 (1)(2)	Rush Street Interactive, Inc.	270,629	0.1
75,044 (2)	Sabre Corp.	237,139	0.1
20,965 (1)(2)	Sally Beauty Holdings, Inc.	194,136	0.0
5,190 (2)	Savers Value Village, Inc.	52,938	0.0
5,706 (2)	SeaWorld Entertainment, Inc.	269,038	0.1
9,594 (2)	Serve Robotics, Inc.	109,755	0.0
7,866 (2)	Shake Shack, Inc. - Class A	1,105,960	0.2
3,770	Shoe Carnival, Inc.	70,537	0.0
8,478	Signet Jewelers Ltd.	674,425	0.1
19,321 (1)	Six Flags Entertainment Corp.	587,938	0.1
10,946 (2)	Skyline Champion Corp.	685,329	0.1
4,479 (1)(2)	Sleep Number Corp.	30,256	0.0
9,452	Smith & Wesson Brands, Inc.	82,043	0.0
32,425 (1)(2)	Solid Power, Inc.	71,011	0.0
3,114	Sonic Automotive, Inc. - Class A	248,902	0.1
24,698 (2)	Sonos, Inc.	266,985	0.1
4,644	Standard Motor Products, Inc.	142,664	0.0
14,084 (1)	Steven Madden Ltd.	337,734	0.1
21,847 (2)	Stitch Fix, Inc. – Class A	80,834	0.0
4,774	Strategic Education, Inc.	406,411	0.1
859 (2)	Strattec Security Corp.	53,438	0.0
8,661 (2)	Stride, Inc.	1,257,491	0.2
3,563	Sturm Ruger & Co., Inc.	127,912	0.0

See Accompanying Notes to Financial Statements

VOYA RUSSELL™ SMALL CAP	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
32,876	Super Group SGHC Ltd.	$360,650	0.1
2,912	Superior Group of Cos., Inc.	29,994	0.0
20,933 (1)(2)	Sweetgreen, Inc. - Class A	311,483	0.1
7,173 (2)	Target Hospitality Corp.	51,072	0.0
20,476 (2)	Taylor Morrison Home Corp.	1,257,636	0.2
18,688 (2)	ThredUp, Inc. - Class A	139,973	0.0
28,178 (1)(2)	Topgolf Callaway Brands Corp.	226,833	0.1
18,690 (2)	Tri Pointe Homes, Inc.	597,145	0.1
19,244 (2)	Udemy, Inc.	135,285	0.0
9,121 (2)	Universal Technical Institute, Inc.	309,111	0.1
12,870 (2)	Urban Outfitters, Inc.	933,590	0.2
4,406 (2)	Viad Corp.	127,025	0.0
14,142 (1)(2)	Victoria's Secret & Co.	261,910	0.1
5,528 (2)	Visteon Corp.	515,762	0.1
20,028 (2)	Warby Parker, Inc. - Class A	439,214	0.1
615	Winmark Corp.	232,230	0.1
5,641	Winnebago Industries, Inc.	163,589	0.0
16,452 (1)	Wolverine World Wide, Inc.	297,452	0.1
5,208 (1)(2)	XPEL, Inc.	186,967	0.0
5,858 (2)	Xponential Fitness, Inc. - Class A	43,876	0.0
3,514 (1)(2)	Zumiez, Inc.	46,596	0.0
		52,134,498	9.9

	Consumer Staples: 2.3%
6,804	Andersons, Inc.	250,047	0.1
16,372 (1)	B&G Foods, Inc.	69,254	0.0
23,908 (2)	Beauty Health Co.	45,664	0.0
15,499 (1)(2)	Beyond Meat, Inc.	54,091	0.0
3,493	Calavo Growers, Inc.	92,879	0.0
9,342 (1)	Cal-Maine Foods, Inc.	930,743	0.2
12,676 (2)	Central Garden & Pet Co. - Class A	396,632	0.1
7,381 (2)	Chefs' Warehouse, Inc.	470,982	0.1
15,674	Dole PLC	219,279	0.1
9,437	Edgewell Personal Care Co.	220,920	0.1
14,380 (1)	Energizer Holdings, Inc.	289,901	0.1
6,938	Fresh Del Monte Produce, Inc.	224,930	0.1
19,411 (2)	Grocery Outlet Holding Corp.	241,085	0.1
2,939 (2)	Guardian Pharmacy Services, Inc. - Class A	62,630	0.0
20,730 (2)	Hain Celestial Group, Inc.	31,510	0.0
20,595 (1)(2)	Herbalife Ltd.	177,529	0.0
10,495 (2)	HF Foods Group, Inc.	33,374	0.0
18,452 (2)	Honest Co., Inc.	93,921	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
3,172	Ingles Markets, Inc. - Class A	$201,041	0.0
3,647	Inter Parfums, Inc.	478,888	0.1
3,146 (1)	J & J Snack Foods Corp.	356,788	0.1
1,889	John B Sanfilippo & Son, Inc.	119,460	0.0
4,057	Lancaster Colony Corp.	700,928	0.1
2,345	Lifevantage Corp.	30,673	0.0
3,984	Limoneira Co.	62,350	0.0
7,516 (1)(2)	Mama's Creations, Inc.	62,383	0.0
2,288 (2)	Medifast, Inc.	32,146	0.0
2,854	MGP Ingredients, Inc.	85,534	0.0
10,183 (2)	Mission Produce, Inc.	119,345	0.0
4,942 (2)	National Beverage Corp.	213,692	0.0
2,685	Natural Grocers by Vitamin Cottage, Inc.	105,386	0.0
3,244 (2)	Nature's Sunshine Products, Inc.	47,979	0.0
10,148	Nu Skin Enterprises, Inc. - Class A	81,082	0.0
2,193	Oil-Dri Corp. of America	129,365	0.0
30,082 (2)	Olaplex Holdings, Inc.	42,115	0.0
5,191	PriceSmart, Inc.	545,263	0.1
1,171 (2)	Seneca Foods Corp. - Class A	118,775	0.0
18,782 (2)	Simply Good Foods Co.	593,323	0.1
7,435	SpartanNash Co.	196,953	0.0
4,992	Spectrum Brands Holdings, Inc.	264,576	0.1
19,685 (2)	SunOpta, Inc.	114,173	0.0
3,849	Tootsie Roll Industries, Inc.	128,749	0.0
10,191 (2)	TreeHouse Foods, Inc.	197,909	0.0
3,664	Turning Point Brands, Inc.	277,621	0.1
12,314 (2)	United Natural Foods, Inc.	287,039	0.1
5,234	Universal Corp.	304,828	0.1
2,400 (2)	USANA Health Sciences, Inc.	73,272	0.0
14,951	Utz Brands, Inc.	187,635	0.0
2,210	Village Super Market, Inc. - Class A	85,085	0.0
8,148 (1)(2)	Vita Coco Co., Inc.	294,143	0.1
7,066 (1)(2)	Vital Farms, Inc.	272,182	0.1
10,024 (2)	Waldencast PLC - Class A	24,559	0.0
2,761	WD-40 Co.	629,756	0.1
3,526	Weis Markets, Inc.	255,600	0.1
8,049 (1)(2)	Westrock Coffee Co.	46,121	0.0
13,324 (1)	WK Kellogg Co.	212,385	0.0
6,856 (2)	Zevia PBC - Class A	22,076	0.0
		11,906,549	2.3

See Accompanying Notes to Financial Statements

VOYA RUSSELL™ SMALL CAP	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: 4.9%
34,033	Archrock, Inc.	$845,039	0.2
8,523	Ardmore Shipping Corp.	81,821	0.0
6,332	Aris Water Solutions, Inc. - Class A	149,752	0.0
15,447 (1)	Atlas Energy Solutions, Inc.	206,526	0.0
16,478	Berry Corp.	45,644	0.0
3,494 (2)	BKV Corp.	84,275	0.0
50,276 (1)	Borr Drilling Ltd.	92,005	0.0
5,903 (2)	Bristow Group, Inc.	194,622	0.0
13,758	Cactus, Inc. - Class A	601,500	0.1
13,485	California Resources Corp.	615,860	0.1
14,172 (2)	Calumet, Inc.	223,280	0.1
3,014 (1)(2)	Centrus Energy Corp. - Class A	552,105	0.1
38,026	ChampionX Corp.	944,566	0.2
37,051 (2)	Clean Energy Fuels Corp.	72,249	0.0
29,469 (1)(2)	CNX Resources Corp.	992,516	0.2
15,355 (1)(2)	Comstock Resources, Inc.	424,873	0.1
10,406 (1)	Core Laboratories, Inc.	119,877	0.0
10,769	Core Natural Resources, Inc.	751,030	0.2
35,509	Crescent Energy Co. - Class A	305,377	0.1
6,776	CVR Energy, Inc.	181,936	0.0
12,817	Delek US Holdings, Inc.	271,464	0.1
27,579	DHT Holdings, Inc.	298,129	0.1
11,484	Diversified Energy Co. PLC	168,470	0.0
4,831 (2)	DMC Global, Inc.	38,938	0.0
7,634	Dorian LPG Ltd.	186,117	0.0
39,437 (2)	Encore Energy Corp.	112,790	0.0
42,404 (1)(2)	Energy Fuels, Inc./ Canada	243,823	0.1
4,786	Excelerate Energy, Inc. - Class A	140,326	0.0
21,146 (2)	Expro Group Holdings NV	181,644	0.0
6,564 (1)	FLEX LNG Ltd.	144,277	0.0
3,932	Flowco Holdings, Inc. - Class A	70,029	0.0
2,839 (2)	Forum Energy Technologies, Inc.	55,275	0.0
48,612 (2)	Gevo, Inc.	64,168	0.0
20,255	Golar LNG Ltd.	834,303	0.2
12,258 (1)	Granite Ridge Resources, Inc.	78,083	0.0
13,815 (1)(2)	Green Plains, Inc.	83,304	0.0
3,074 (2)	Gulfport Energy Corp.	618,397	0.1
6,385 (2)	Hallador Energy Co.	101,075	0.0
30,777 (2)	Helix Energy Solutions Group, Inc.	192,048	0.0
19,820	Helmerich & Payne, Inc.	300,471	0.1
3,398	HighPeak Energy, Inc.	33,300	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
3,235 (2)	Infinity Natural Resources, Inc. - Class A	$59,233	0.0
8,321 (1)(2)	Innovex International, Inc.	129,974	0.0
8,198 (1)	International Seaways, Inc.	299,063	0.1
8,891	Kinetik Holdings, Inc.	391,649	0.1
10,945	Kodiak Gas Services, Inc.	375,085	0.1
8,140 (2)	Kolibri Global Energy, Inc.	55,759	0.0
96,394 (2)	Kosmos Energy Ltd.	165,798	0.0
31,974	Liberty Energy, Inc.	367,062	0.1
3,844 (1)(2)	Lightbridge Corp.	51,394	0.0
36,906 (1)	Magnolia Oil & Gas Corp. - Class A	829,647	0.2
27,769	Murphy Oil Corp.	624,802	0.1
2,932 (1)(2)	Nabors Industries Ltd.	82,155	0.0
13,148 (1)(2)	National Energy Services Reunited Corp.	79,151	0.0
2,769 (2)	Natural Gas Services Group, Inc.	71,468	0.0
7,031	Navigator Holdings Ltd.	99,489	0.0
34,209 (1)	New Fortress Energy, Inc.	113,574	0.0
19,012 (2)	Newpark Resources, Inc.	161,792	0.0
27,397 (2)	NextDecade Corp.	244,107	0.1
26,156	Noble Corp. PLC	694,442	0.1
43,446 (1)	Nordic American Tankers Ltd.	114,263	0.0
19,551 (1)	Northern Oil and Gas, Inc.	554,271	0.1
20,191 (2)	Oceaneering International, Inc.	418,358	0.1
14,911 (2)	Oil States International, Inc.	79,923	0.0
11,361 (2)	Par Pacific Holdings, Inc.	301,407	0.1
72,919	Patterson-UTI Energy, Inc.	432,410	0.1
17,337	PBF Energy, Inc. - Class A	375,693	0.1
24,707 (1)	Peabody Energy Corp.	331,568	0.1
19,307 (2)	ProPetro Holding Corp.	115,263	0.0
3,405 (2)	REX American Resources Corp.	165,858	0.0
2,844	Riley Exploration Permian, Inc.	74,598	0.0
18,782 (1)	RPC, Inc.	88,839	0.0
13,956 (1)(2)	Sable Offshore Corp.	306,753	0.1
8,142	SandRidge Energy, Inc.	88,096	0.0
8,953	Scorpio Tankers, Inc.	350,331	0.1
5,463 (2)	SEACOR Marine Holdings, Inc.	27,861	0.0
13,235 (1)(2)	Seadrill Ltd.	347,419	0.1

See Accompanying Notes to Financial Statements

VOYA RUSSELL™ SMALL CAP	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
19,277	Select Water Solutions, Inc.	$166,553	0.0
24,871 (1)	SFL Corp. Ltd.	207,175	0.1
16,375	Sitio Royalties Corp. - Class A	300,973	0.1
22,955	SM Energy Co.	567,218	0.1
7,511 (1)	Solaris Oilfield Infrastructure, Inc. - Class A	212,486	0.1
2,297 (2)	Summit Midstream Corp.	56,345	0.0
25,511 (2)	Talos Energy, Inc.	216,333	0.1
12,354	Teekay Corp. Ltd.	101,921	0.0
4,908	Teekay Tankers Ltd. - Class A	204,762	0.0
29,142 (2)	TETRA Technologies, Inc.	97,917	0.0
10,265 (1)(2)	Tidewater, Inc.	473,524	0.1
151,177 (1)(2)	Transocean Ltd.	391,548	0.1
86,685 (1)(2)	Uranium Energy Corp.	589,458	0.1
23,076	VAALCO Energy, Inc.	83,304	0.0
12,875 (1)(2)	Valaris Ltd.	542,166	0.1
5,979 (1)(2)	Vital Energy, Inc.	96,202	0.0
5,939 (1)	Vitesse Energy, Inc.	131,193	0.0
22,390 (1)	W&T Offshore, Inc.	36,943	0.0
11,473 (1)	World Fuel Services Corp.	325,260	0.1
		25,571,120	4.9
	Financials: 19.1%
4,121	1st Source Corp.	255,790	0.1
2,418	ACNB Corp.	103,587	0.0
4,979	Alerus Financial Corp.	107,746	0.0
10,940 (1)(2)	AlTi Global, Inc.	45,401	0.0
4,868	Amalgamated Financial Corp.	151,882	0.0
9,548 (2)	Ambac Financial Group, Inc.	67,791	0.0
7,662	Amerant Bancorp, Inc.	139,678	0.0
5,301	American Coastal Insurance Corp.	58,947	0.0
13,254	Ameris Bancorp	857,534	0.2
4,174	AMERISAFE, Inc.	182,529	0.0
30,357	Apollo Commercial Real Estate Finance, Inc.	293,856	0.1
38,663 (1)	Arbor Realty Trust, Inc.	413,694	0.1
13,213 (1)	Ares Commercial Real Estate Corp.	63,026	0.0
15,664 (1)	ARMOUR Residential REIT, Inc.	263,312	0.1
4,292	Arrow Financial Corp.	113,395	0.0
12,436	Artisan Partners Asset Management, Inc. - Class A	551,288	0.1
32,382	Associated Banc-Corp.	789,797	0.2
27,964	Atlantic Union Bankshares Corp.	874,714	0.2
1,159 (1)(2)	Atlanticus Holdings Corp.	63,455	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
35,590 (2)	AvidXchange Holdings, Inc.	$348,426	0.1
11,056 (2)	Axos Financial, Inc.	840,698	0.2
27,801	Banc of California, Inc.	390,604	0.1
4,261	BancFirst Corp.	526,745	0.1
6,046	Banco Latinoamericano de Comercio Exterior SA - Class E	243,654	0.1
9,354 (2)	Bancorp, Inc.	532,897	0.1
2,298	Bank First Corp.	270,360	0.1
7,756 (1)	Bank of Hawaii Corp.	523,763	0.1
4,082	Bank of Marin Bancorp	93,233	0.0
9,151	Bank of NT Butterfield & Son Ltd.	405,206	0.1
14,878	BankUnited, Inc.	529,508	0.1
2,132	Bankwell Financial Group, Inc.	76,816	0.0
7,012	Banner Corp.	449,820	0.1
3,935	Bar Harbor Bankshares	117,893	0.0
3,218	BayCom Corp.	89,171	0.0
8,963	Berkshire Hills Bancorp, Inc.	224,434	0.1
72,738	BGC Group, Inc. - Class A	744,110	0.2
35,410 (1)	Blackstone Mortgage Trust, Inc. - Class A	681,643	0.1
6,949 (2)	Blue Foundry Bancorp	66,502	0.0
3,270 (2)	Bowhead Specialty Holdings, Inc.	122,723	0.0
9,512	Bread Financial Holdings, Inc.	543,325	0.1
5,835 (2)	Bridgewater Bancshares, Inc.	92,835	0.0
6,010	Brightsphere Investment Group, Inc.	211,792	0.0
29,927	BrightSpire Capital, Inc.	151,131	0.0
18,468	Brookline Bancorp, Inc.	194,837	0.0
14,312 (1)(2)	BRP Group, Inc. - Class A	612,697	0.1
41,261 (1)	Burford Capital Ltd.	588,382	0.1
2,997	Burke & Herbert Financial Services Corp.	179,011	0.0
6,451	Business First Bancshares, Inc.	159,017	0.0
7,100	Byline Bancorp, Inc.	189,783	0.0
36,316 (1)	Cadence Bank	1,161,386	0.2
5,661 (2)	California BanCorp	89,217	0.0
3,727	Camden National Corp.	151,242	0.0
12,099	Cannae Holdings, Inc.	252,264	0.1
11,443 (1)(2)	Cantaloupe, Inc.	125,759	0.0
2,917	Capital Bancorp, Inc.	97,953	0.0
3,821	Capital City Bank Group, Inc.	150,356	0.0
26,970	Capitol Federal Financial, Inc.	164,517	0.0

See Accompanying Notes to Financial Statements

VOYA RUSSELL™ SMALL CAP	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
5,984 (2)	Carter Bankshares, Inc.	$103,763	0.0
3,121	Cass Information Systems, Inc.	135,607	0.0
13,860	Cathay General Bancorp	631,046	0.1
5,910	Central Pacific Financial Corp.	165,657	0.0
17,616	Chimera Investment Corp.	244,334	0.1
3,118	ChoiceOne Financial Services, Inc.	89,487	0.0
4,396	Citizens & Northern Corp.	83,260	0.0
1,186	Citizens Financial Services, Inc.	69,642	0.0
10,757 (1)(2)	Citizens, Inc.	37,542	0.0
3,108 (1)	City Holding Co.	380,481	0.1
4,154	Civista Bancshares, Inc.	96,373	0.0
20,455	Claros Mortgage Trust, Inc.	58,297	0.0
5,523	CNB Financial Corp.	126,256	0.0
20,301	CNO Financial Group, Inc.	783,213	0.2
2,696 (2)	Coastal Financial Corp.	261,162	0.1
5,643	Cohen & Steers, Inc.	425,200	0.1
7,637 (2)	Columbia Financial, Inc.	110,813	0.0
10,794	Community Bank System, Inc.	613,855	0.1
3,837	Community Trust Bancorp, Inc.	203,054	0.0
4,224	Community West Bancshares	82,410	0.0
14,275	Compass Diversified Holdings	89,647	0.0
9,956	ConnectOne Bancorp, Inc.	230,581	0.1
6,064 (2)	Customers Bancorp, Inc.	356,199	0.1
26,830	CVB Financial Corp.	530,966	0.1
1,882 (2)	Dave, Inc.	505,148	0.1
656	Diamond Hill Investment Group, Inc.	95,323	0.0
34,779	DigitalBridge Group, Inc.	359,963	0.1
8,211	Dime Community Bancshares, Inc.	221,204	0.1
5,416 (2)	Donnelley Financial Solutions, Inc.	333,896	0.1
19,690 (1)	Dynex Capital, Inc.	240,612	0.1
6,237	Eagle Bancorp, Inc.	121,497	0.0
39,289	Eastern Bankshares, Inc.	599,943	0.1
19,175 (1)	Ellington Financial, Inc.	249,083	0.1
5,284	Employers Holdings, Inc.	249,299	0.1
5,984	Enact Holdings, Inc.	222,306	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
4,886 (2)	Encore Capital Group, Inc.	$189,137	0.0
5,158 (2)	Enova International, Inc.	575,220	0.1
2,444 (2)	Enstar Group Ltd.	822,064	0.2
2,677	Enterprise Bancorp, Inc.	106,116	0.0
7,780	Enterprise Financial Services Corp.	428,678	0.1
3,682	Equity Bancshares, Inc. - Class A	150,226	0.0
1,605 (1)	Esquire Financial Holdings, Inc.	151,929	0.0
20,618	Essent Group Ltd.	1,252,131	0.2
13,069	EVERTEC, Inc.	471,137	0.1
4,310	F&G Annuities & Life, Inc.	137,834	0.0
3,561	Farmers & Merchants Bancorp, Inc./Archbold OH	90,022	0.0
9,512	Farmers National Banc Corp.	131,170	0.0
7,797	FB Financial Corp.	353,204	0.1
1,877	Federal Agricultural Mortgage Corp. - Class C	364,664	0.1
11,972	Fidelis Insurance Holdings Ltd.	198,496	0.0
1,491	Fidelity D&D Bancorp, Inc.	68,586	0.0
1,080 (2)	Finance Of America Cos., Inc. - Class A	25,186	0.0
4,145	Financial Institutions, Inc.	106,444	0.0
3,560	First Bancorp, Inc.	90,460	0.0
32,618	First BanCorp/Puerto Rico	679,433	0.1
8,555	First Bancorp/Southern Pines NC	377,190	0.1
6,624	First Bank/Hamilton NJ	102,473	0.0
17,607	First Busey Corp.	402,936	0.1
1,991	First Business Financial Services, Inc.	100,864	0.0
21,310	First Commonwealth Financial Corp.	345,861	0.1
4,346	First Community Bankshares, Inc.	170,233	0.0
19,711	First Financial Bancorp	478,189	0.1
27,135	First Financial Bankshares, Inc.	976,317	0.2
2,943	First Financial Corp.	159,481	0.0
13,629	First Foundation, Inc.	69,508	0.0
17,004	First Interstate BancSystem, Inc. - Class A	490,055	0.1
12,088	First Merchants Corp.	462,970	0.1
5,670	First Mid Bancshares, Inc.	212,568	0.0
8,037	FirstCash Holdings, Inc.	1,086,120	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,767 (1)(2)	Firstsun Capital Bancorp	$96,153	0.0
4,146	Five Star Bancorp	118,327	0.0
7,065	Flushing Financial Corp.	83,932	0.0
24,775 (2)	Flywire Corp.	289,867	0.1
2,225 (2)	Forge Global Holdings, Inc.	42,364	0.0
20,173 (1)	Franklin BSP Realty Trust, Inc.	215,649	0.0
36,403	Fulton Financial Corp.	656,710	0.1
1,880 (2)	GBank Financial Holdings, Inc.	66,571	0.0
9,722 (1)	GCM Grosvenor, Inc. - Class A	112,386	0.0
84,367 (2)	Genworth Financial, Inc. - Class A	656,375	0.1
7,723	German American Bancorp, Inc.	297,413	0.1
22,924 (1)	Glacier Bancorp, Inc.	987,566	0.2
4,869 (1)	Goosehead Insurance, Inc. - Class A	513,728	0.1
2,389	Great Southern Bancorp, Inc.	140,425	0.0
11,066 (2)	Green Dot Corp. - Class A	119,291	0.0
1,713	Greene County Bancorp, Inc.	38,063	0.0
7,480 (2)	Greenlight Capital Re Ltd. - Class A	107,488	0.0
2,150	Guaranty Bancshares, Inc.	91,246	0.0
9,054 (2)	Hamilton Insurance Group Ltd. - Class B	195,747	0.0
17,200	Hancock Whitney Corp.	987,280	0.2
6,814	Hanmi Financial Corp.	168,170	0.0
24,884 (1)	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	668,384	0.1
9,773	HarborOne Bancorp, Inc.	114,149	0.0
1,616	Hawthorn Bancshares, Inc.	47,090	0.0
3,891	HBT Financial, Inc.	98,092	0.0
1,737	HCI Group, Inc.	264,371	0.1
14,722	Heritage Commerce Corp.	146,189	0.0
7,746	Heritage Financial Corp.	184,665	0.0
4,741 (2)	Heritage Insurance Holdings, Inc.	118,241	0.0
9,524	Hilltop Holdings, Inc.	289,053	0.1
371 (1)	Hingham Institution For Savings The	92,138	0.0
3,872 (2)	Hippo Holdings, Inc.	108,145	0.0
1,859	Home Bancorp, Inc.	96,259	0.0
37,463	Home BancShares, Inc.	1,066,197	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
4,313 (2)	HomeStreet, Inc.	$56,371	0.0
3,920	HomeTrust Bancshares, Inc.	146,647	0.0
24,488	Hope Bancorp, Inc.	262,756	0.1
8,581	Horace Mann Educators Corp.	368,726	0.1
10,286	Horizon Bancorp, Inc.	158,199	0.0
8,676	Independent Bank Corp.	545,590	0.1
4,858	Independent Bank Corp. Michigan	157,448	0.0
10,970	International Bancshares Corp.	730,163	0.1
6,805 (2)	International Money Express, Inc.	68,662	0.0
12,955 (1)	Invesco Mortgage Capital, Inc.	101,567	0.0
327	Investors Title Co.	69,095	0.0
14,641	Jackson Financial, Inc. - Class A	1,299,974	0.3
8,193	James River Group Holdings Ltd.	48,011	0.0
3,657	John Marshall Bancorp, Inc.	67,764	0.0
12,938	Kearny Financial Corp.	83,579	0.0
2,387 (2)	Kingstone Cos., Inc.	36,784	0.0
4,665 (2)	Kingsway Financial Services, Inc.	63,164	0.0
13,601	KKR Real Estate Finance Trust, Inc.	119,281	0.0
26,217	Ladder Capital Corp.	281,833	0.1
5,283	Lakeland Financial Corp.	324,640	0.1
11,332 (1)(2)	Lemonade, Inc.	496,455	0.1
22,471 (2)	LendingClub Corp.	270,326	0.1
2,243 (2)	LendingTree, Inc.	83,148	0.0
7,393	Live Oak Bancshares, Inc.	220,311	0.1
6,482	Marex Group PLC	255,845	0.1
79,715 (2)	Marqeta, Inc. - Class A	464,738	0.1
10,174 (2)	MBIA, Inc.	44,155	0.0
3,768	Mercantile Bank Corp.	174,873	0.0
5,397	Merchants Bancorp	178,479	0.0
5,426	Mercury General Corp.	365,387	0.1
5,077	Metrocity Bankshares, Inc.	145,101	0.0
2,287 (2)	Metropolitan Bank Holding Corp.	160,090	0.0
22,252	MFA Financial, Inc.	210,504	0.0
4,475	Mid Penn Bancorp, Inc.	126,195	0.0
2,139	Middlefield Banc Corp.	64,405	0.0
4,995	Midland States Bancorp, Inc.	86,513	0.0
4,523	MidWestOne Financial Group, Inc.	130,127	0.0
14,825	Moelis & Co. - Class A	923,894	0.2
7,760	National Bank Holdings Corp. - Class A	291,854	0.1
15,396 (1)	Navient Corp.	217,084	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
8,700 (2)	NB Bancorp, Inc.	$155,382	0.0
10,249	NBT Bancorp, Inc.	425,846	0.1
3,030	Nelnet, Inc. – Class A	366,994	0.1
8,374 (2)	NerdWallet, Inc. – Class A	91,863	0.0
61,800 (1)	New York Community Bancorp, Inc.	655,080	0.1
22,233	New York Mortgage Trust, Inc.	148,961	0.0
5,056	NewtekOne, Inc.	57,032	0.0
2,997 (1)	Nicolet Bankshares, Inc.	370,070	0.1
15,809 (2)	NMI Holdings, Inc. – Class A	666,982	0.1
1,587	Northeast Bank	141,227	0.0
3,196	Northeast Community Bancorp, Inc.	74,291	0.0
8,772	Northfield Bancorp, Inc.	100,703	0.0
1,323	Northrim BanCorp, Inc.	123,383	0.0
25,911	Northwest Bancshares, Inc.	331,143	0.1
1,951	Norwood Financial Corp.	50,297	0.0
12,500	OceanFirst Financial Corp.	220,125	0.1
1,478 (2)	Ocwen Financial Corp.	56,415	0.0
9,254	OFG Bancorp	396,071	0.1
63,448	Old National Bancorp	1,353,980	0.3
10,073	Old Second Bancorp, Inc.	178,695	0.0
21,644 (2)	Open Lending Corp.	41,989	0.0
7,399 (2)	Oportun Financial Corp.	52,977	0.0
5,006 (1)	OppFi, Inc.	70,034	0.0
2,487	Orange County Bancorp, Inc.	64,264	0.0
20,546 (1)	Orchid Island Capital, Inc.	144,027	0.0
6,467	Origin Bancorp, Inc.	231,131	0.1
4,261	Orrstown Financial Services, Inc.	135,628	0.0
37,458 (1)(2)	Oscar Health, Inc. – Class A	803,100	0.2
11,154	P10, Inc. – Class A	113,994	0.0
19,376	Pacific Premier Bancorp, Inc.	408,640	0.1
36,714	Pagseguro Digital Ltd. – Class A	353,923	0.1
5,351 (2)	Palomar Holdings, Inc.	825,392	0.2
3,015	Park National Corp.	504,289	0.1
5,030	Pathward Financial, Inc.	397,974	0.1
12,315	Patria Investments Ltd. – Class A	173,149	0.0
56,118 (2)	Payoneer Global, Inc.	384,408	0.1
6,840 (1)(2)	Paysafe Ltd.	86,321	0.0
7,469 (2)	Paysign, Inc.	53,777	0.0
3,920	Peapack-Gladstone Financial Corp.	110,740	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
5,980	PennyMac Financial Services, Inc.	$595,847	0.1
18,709	PennyMac Mortgage Investment Trust	240,598	0.1
7,746	Peoples Bancorp, Inc.	236,563	0.1
2,476	Peoples Financial Services Corp.	122,240	0.0
12,211	Perella Weinberg Partners	237,138	0.1
3,476	Piper Sandler Cos.	966,119	0.2
4,671	PJT Partners, Inc. - Class A	770,762	0.2
1,670	Plumas Bancorp	74,248	0.0
5,530 (2)	Ponce Financial Group, Inc.	76,535	0.0
8,259 (2)	PRA Group, Inc.	121,820	0.0
2,690	Preferred Bank/Los Angeles CA	232,806	0.1
5,245 (2)	Priority Technology Holdings, Inc.	40,806	0.0
10,603 (2)	ProAssurance Corp.	242,066	0.1
8,328	PROG Holdings, Inc.	244,427	0.1
26,126	Provident Financial Services, Inc.	457,989	0.1
3,601	QCR Holdings, Inc.	244,508	0.1
29,436	Radian Group, Inc.	1,060,285	0.2
35,403 (1)	Ready Capital Corp.	154,711	0.0
1,468	Red River Bancshares, Inc.	86,172	0.0
30,308	Redwood Trust, Inc.	179,120	0.0
2,023	Regional Management Corp.	59,092	0.0
31,473 (2)	Remitly Global, Inc.	590,748	0.1
18,602	Renasant Corp.	668,370	0.1
19,216 (1)(2)	Repay Holdings Corp.	92,621	0.0
2,257	Republic Bancorp, Inc. - Class A	165,009	0.0
2,172 (2)	Root, Inc. - Class A	277,951	0.1
8,224	S&T Bancorp, Inc.	311,032	0.1
3,139	Safety Insurance Group, Inc.	249,205	0.1
17,671	Seacoast Banking Corp. of Florida	488,073	0.1
12,240	Selective Insurance Group, Inc.	1,060,596	0.2
28,418 (2)	Selectquote, Inc.	67,635	0.0
10,396	ServisFirst Bancshares, Inc.	805,794	0.2
3,007 (2)	Sezzle, Inc.	539,005	0.1
7,230	Shore Bancshares, Inc.	113,656	0.0
3,451	Sierra Bancorp	102,460	0.0
25,042	Simmons First National Corp. - Class A	474,796	0.1
20,947 (2)	SiriusPoint Ltd.	427,109	0.1
7,731 (2)	Skyward Specialty Insurance Group, Inc.	446,774	0.1
4,077	SmartFinancial, Inc.	137,721	0.0
3,336	South Plains Financial, Inc.	120,229	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,278 (2)	Southern First Bancshares, Inc.	$86,632	0.0
2,344	Southern Missouri Bancorp, Inc.	128,404	0.0
2,135	Southern States Bancshares, Inc.	77,650	0.0
6,620	Southside Bancshares, Inc.	194,827	0.0
11,043	Stellar Bancorp, Inc.	308,983	0.1
12,700	StepStone Group, Inc. - Class A	704,850	0.1
5,551	Stewart Information Services Corp.	361,370	0.1
5,405 (1)	Stock Yards Bancorp, Inc.	426,887	0.1
49,807 (2)	StoneCo Ltd. - Class A	798,904	0.2
9,164 (2)	StoneX Group, Inc.	835,207	0.2
9,330 (2)	Texas Capital Bancshares, Inc.	740,802	0.2
3,000 (2)	Third Coast Bancshares, Inc.	98,010	0.0
2,556	Timberland Bancorp, Inc.	79,747	0.0
5,956	Tiptree, Inc.	140,442	0.0
2,918	Tompkins Financial Corp.	183,046	0.0
14,912	Towne Bank/ Portsmouth VA	509,692	0.1
15,329	TPG RE Finance Trust, Inc.	118,340	0.0
7,209	TriCo Bancshares	291,892	0.1
4,559 (1)(2)	Triumph Financial, Inc.	251,246	0.1
7,542 (1)(2)	Trupanion, Inc.	417,450	0.1
4,630	TrustCo Bank Corp. NY	154,735	0.0
12,745	Trustmark Corp.	464,683	0.1
21,955 (1)	Two Harbors Investment Corp.	236,455	0.1
14,453	UMB Financial Corp.	1,519,877	0.3
27,969	United Bankshares, Inc.	1,018,911	0.2
24,327	United Community Banks, Inc.	724,701	0.1
4,666	United Fire Group, Inc.	133,914	0.0
1,870	Unity Bancorp, Inc.	88,040	0.0
5,321	Universal Insurance Holdings, Inc.	147,551	0.0
6,947	Univest Financial Corp.	208,688	0.0
17,057 (1)(2)	Upstart Holdings, Inc.	1,103,247	0.2
95,274	Valley National Bancorp	850,797	0.2
10,879	Veritex Holdings, Inc.	283,942	0.1
8,918	Victory Capital Holdings, Inc. - Class A	567,809	0.1
1,398	Virtus Investment Partners, Inc.	253,597	0.1
6,653	Walker & Dunlop, Inc.	468,903	0.1
16,134	Washington Federal, Inc.	472,404	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
3,838	Washington Trust Bancorp, Inc.	$108,539	0.0
4,799	Waterstone Financial, Inc.	66,274	0.0
19,053	WesBanco, Inc.	602,646	0.1
4,554	West BanCorp, Inc.	89,395	0.0
5,489	Westamerica BanCorp	265,887	0.1
26,212 (1)	WisdomTree, Inc.	301,700	0.1
805 (2)	World Acceptance Corp.	132,922	0.0
12,040	WSFS Financial Corp.	662,200	0.1
		100,087,746	19.1

	Health Care: 15.8%
21,174 (2)	10X Genomics, Inc. - Class A	245,195	0.1
9,426 (2)	4D Molecular Therapeutics, Inc.	34,970	0.0
25,517 (2)	89bio, Inc.	250,577	0.1
1,301 (2)	Aardvark Therapeutics, Inc.	17,590	0.0
9,245 (2)	Abeona Therapeutics, Inc.	52,512	0.0
22,010 (1)(2)	Absci Corp.	56,566	0.0
25,200 (2)	ACADIA Pharmaceuticals, Inc.	543,564	0.1
22,738 (2)	Accuray, Inc.	31,151	0.0
20,104 (2)	Aclaris Therapeutics, Inc.	28,548	0.0
19,590 (2)	AdaptHealth Corp.	184,734	0.0
30,512 (2)	Adaptive Biotechnologies Corp.	355,465	0.1
16,277 (2)	ADC Therapeutics SA	43,622	0.0
3,690 (2)	Addus HomeCare Corp.	425,051	0.1
47,141 (2)	ADMA Biologics, Inc.	858,438	0.2
63,401 (2)	agilon health, Inc.	145,822	0.0
11,485 (2)	Agios Pharmaceuticals, Inc.	381,991	0.1
51,362 (2)	Akebia Therapeutics, Inc.	186,958	0.0
14,337 (2)	Akero Therapeutics, Inc.	765,022	0.2
11,382 (1)(2)	Aldeyra Therapeutics, Inc.	43,593	0.0
18,498 (2)	Alector, Inc.	25,897	0.0
26,132 (2)	Alignment Healthcare, Inc.	365,848	0.1
32,792 (2)	Alkermes PLC	938,179	0.2
31,827 (2)	Allogene Therapeutics, Inc.	35,964	0.0
23,883 (1)(2)	Alphatec Holdings, Inc.	265,101	0.1
15,520 (1)(2)	Altimmune, Inc.	60,062	0.0
10,538 (2)	Alumis, Inc.	31,614	0.0
57,551 (2)	Amicus Therapeutics, Inc.	329,767	0.1
7,718 (2)	AMN Healthcare Services, Inc.	159,531	0.0
32,861 (2)	Amneal Pharmaceuticals, Inc.	265,845	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
7,889 (2)	Amphastar Pharmaceuticals, Inc.	$181,131	0.0
14,520 (2)	Amylyx Pharmaceuticals, Inc.	93,073	0.0
4,106 (1)(2)	AnaptysBio, Inc.	91,153	0.0
17,194 (1)(2)	Anavex Life Sciences Corp.	158,529	0.0
8,267 (2)	AngioDynamics, Inc.	82,009	0.0
3,831 (2)	ANI Pharmaceuticals, Inc.	249,973	0.1
2,991 (2)	Anika Therapeutics, Inc.	31,645	0.0
20,290 (2)	Annexon, Inc.	48,696	0.0
6,588 (1)(2)	Apogee Therapeutics, Inc.	286,117	0.1
8,817 (1)(2)	Apollo Medical Holdings, Inc.	219,367	0.1
18,409 (1)(2)	Aquestive Therapeutics, Inc.	60,934	0.0
32,055 (2)	Arbutus Biopharma Corp.	99,050	0.0
7,498 (2)	Arcellx, Inc.	493,743	0.1
5,202 (1)(2)	Arcturus Therapeutics Holdings, Inc.	67,678	0.0
14,044 (2)	Arcus Biosciences, Inc.	114,318	0.0
21,900 (2)	Arcutis Biotherapeutics, Inc.	307,038	0.1
48,247 (2)	Ardelyx, Inc.	189,128	0.0
5,177 (2)	Ardent Health Partners, Inc.	70,718	0.0
5,083 (1)(2)	ArriVent Biopharma, Inc.	110,657	0.0
24,260 (2)	Arrowhead Pharmaceuticals, Inc.	383,308	0.1
11,147 (1)(2)	ARS Pharmaceuticals, Inc.	194,515	0.1
8,199 (2)	Artivion, Inc.	254,989	0.1
13,273 (2)	Arvinas, Inc.	97,689	0.0
9,840 (2)	Astria Therapeutics, Inc.	52,742	0.0
19,053 (2)	Atea Pharmaceuticals, Inc.	68,591	0.0
9,961 (2)	AtriCure, Inc.	326,422	0.1
18,356 (1)(2)	aTyr Pharma, Inc.	93,065	0.0
10,023 (1)(2)	Aura Biosciences, Inc.	62,744	0.0
25,046 (2)	Aurinia Pharmaceuticals, Inc.	212,140	0.1
18,797 (1)(2)	Avadel Pharmaceuticals PLC	166,353	0.0
9,956 (2)	Avanos Medical, Inc.	121,861	0.0
10,131 (2)	Aveanna Healthcare Holdings, Inc.	52,985	0.0
23,305 (1)(2)	Avidity Biosciences, Inc.	661,862	0.1
5,268 (1)(2)	Avita Medical, Inc.	27,868	0.0
9,280 (2)	Axogen, Inc.	100,688	0.0
8,240 (2)	Axsome Therapeutics, Inc.	860,174	0.2
8,190 (2)	Azenta, Inc.	252,088	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
19,288 (1)(2)	Beam Therapeutics, Inc.	$328,089	0.1
3,297 (1)(2)	Benitec Biopharma, Inc.	38,575	0.0
2,828 (1)(2)	Beta Bionics, Inc.	41,176	0.0
6,963 (2)	Bicara Therapeutics, Inc.	64,686	0.0
42,481 (1)(2)	BioCryst Pharmaceuticals, Inc.	380,630	0.1
18,252 (2)	Biohaven Ltd.	257,536	0.1
7,642 (2)	BioLife Solutions, Inc.	164,609	0.0
5,667 (2)	Biote Corp. - Class A	22,781	0.0
10,293 (2)	Bioventus, Inc. - Class A	68,140	0.0
12,974 (2)	Blueprint Medicines Corp.	1,663,007	0.3
31,850 (2)	Bridgebio Pharma, Inc.	1,375,283	0.3
1,036 (2)	Bright Minds Biosciences, Inc.	27,050	0.0
17,126 (1)(2)	BrightSpring Health Services, Inc.	404,002	0.1
46,911 (2)	Brookdale Senior Living, Inc.	326,501	0.1
40,161 (1)(2)	Butterfly Network, Inc.	80,322	0.0
8,195 (2)	Candel Therapeutics, Inc.	41,467	0.0
7,929 (1)(2)	Capricor Therapeutics, Inc.	78,735	0.0
13,273 (1)(2)	Cardiff Oncology, Inc.	41,810	0.0
11,046 (2)	CareDx, Inc.	215,839	0.1
7,093 (2)	Cargo Therapeutics, Inc.	29,223	0.0
2,251 (1)(2)	Cartesian Therapeutics, Inc.	23,388	0.0
31,066 (3)(4)	Cartesian Therapeutics, Inc. CVR	5,592	0.0
5,858 (2)	Castle Biosciences, Inc.	119,620	0.0
23,299 (2)	Catalyst Pharmaceuticals, Inc.	505,588	0.1
6,558 (2)	Celcuity, Inc.	87,549	0.0
13,253 (2)	Celldex Therapeutics, Inc.	269,699	0.1
5,421 (2)	Ceribell, Inc.	101,535	0.0
41,847 (2)	Cerus Corp.	59,004	0.0
11,240 (1)(2)	CG oncology, Inc.	292,240	0.1
10,690 (2)	ChromaDex Corp.	154,043	0.0
3,448 (2)	Cidara Therapeutics, Inc.	167,952	0.0
1,618 (1)(2)	Claritev Corp.	73,020	0.0
5,578 (1)(2)	ClearPoint Neuro, Inc.	66,601	0.0
82,366 (2)	Clover Health Investments Corp.	229,801	0.1
17,285 (2)	Codexis, Inc.	42,175	0.0
21,900 (2)	Cogent Biosciences, Inc.	157,242	0.0
6,665 (2)	Collegium Pharmaceutical, Inc.	197,084	0.1
26,742 (2)	Community Health Systems, Inc.	90,923	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
19,969 (2)	Compass Therapeutics, Inc.	$51,919	0.0
2,237 (1)(2)	Computer Programs and Systems, Inc.	52,391	0.0
23,666	Concentra Group Holdings Parent, Inc.	486,810	0.1
6,358	CONMED Corp.	331,125	0.1
13,155 (2)	CorMedix, Inc.	162,070	0.0
5,930 (2)	CorVel Corp.	609,485	0.1
11,026 (1)(2)	Corvus Pharmaceuticals, Inc.	44,104	0.0
18,302 (2)	Crinetics Pharmaceuticals, Inc.	526,366	0.1
16,733 (2)	CRISPR Therapeutics AG	813,893	0.2
6,620 (2)	Cross Country Healthcare, Inc.	86,391	0.0
10,178 (2)	CryoPort, Inc.	75,928	0.0
10,763 (2)	Cullinan Oncology, Inc.	81,045	0.0
25,735 (2)	Cytek Biosciences, Inc.	87,499	0.0
23,719 (2)	Cytokinetics, Inc.	783,676	0.2
14,657 (2)	Day One Biopharmaceuticals, Inc.	95,270	0.0
9,796 (2)	Definitive Healthcare Corp.	38,204	0.0
6,359 (1)(2)	Delcath Systems, Inc.	86,482	0.0
26,743 (2)	Denali Therapeutics, Inc.	374,135	0.1
7,394 (1)(2)	Design Therapeutics, Inc.	24,918	0.0
4,370 (1)(2)	Dianthus Therapeutics, Inc.	81,413	0.0
4,982 (1)(2)	Disc Medicine, Inc.	263,847	0.1
22,530 (2)	DocGo, Inc.	35,372	0.0
22,018 (1)(2)	Dynavax Technologies Corp.	218,419	0.1
19,085 (1)(2)	Dyne Therapeutics, Inc.	181,689	0.0
14,815 (2)	Edgewise Therapeutics, Inc.	194,225	0.0
18,905 (2)	Editas Medicine, Inc.	41,591	0.0
13,547 (2)	Eledon Pharmaceuticals, Inc.	36,712	0.0
12,291	Embecta Corp.	119,100	0.0
10,937 (1)(2)	Emergent BioSolutions, Inc.	69,778	0.0
4,891 (2)	Enanta Pharmaceuticals, Inc.	36,976	0.0
10,682 (2)	Enhabit, Inc.	102,974	0.0
6,855 (1)(2)	Enliven Therapeutics, Inc.	137,511	0.0
11,514 (2)	Enovis Corp.	361,079	0.1
11,418	Ensign Group, Inc.	1,761,341	0.3
6,235 (2)	Entrada Therapeutics, Inc.	41,899	0.0
38,449 (2)	Erasca, Inc.	48,830	0.0
42,395 (2)	Esperion Therapeutics, Inc.	41,734	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
5,499 (2)	Eton Pharmaceuticals, Inc.	$78,361	0.0
23,991 (1)(2)	Evolent Health, Inc. - Class A	270,139	0.1
11,406 (2)	Evolus, Inc.	105,049	0.0
13,008 (1)(2)	EyePoint Pharmaceuticals, Inc.	122,405	0.0
24,029 (2)	Fate Therapeutics, Inc.	26,912	0.0
5,344 (2)	Fennec Pharmaceuticals, Inc.	44,355	0.0
7,650 (2)	Foghorn Therapeutics, Inc.	35,955	0.0
18,652 (2)	Fortrea Holdings, Inc.	92,141	0.0
11,359 (2)	Fulcrum Therapeutics, Inc.	78,150	0.0
4,572 (1)(2)	Fulgent Genetics, Inc.	90,891	0.0
3,831 (1)(2)	GeneDx Holdings Corp.	353,640	0.1
124,675 (2)	Geron Corp.	175,792	0.0
11,361 (2)	Glaukos Corp.	1,173,478	0.2
40,700 (2)	Gossamer Bio, Inc.	50,061	0.0
6,226 (2)	GRAIL, Inc.	320,141	0.1
24,356 (2)	Guardant Health, Inc.	1,267,486	0.3
3,142 (1)(2)	Gyre Therapeutics, Inc.	23,094	0.0
10,263 (2)	Haemonetics Corp.	765,722	0.2
8,776 (2)	Harmony Biosciences Holdings, Inc.	277,322	0.1
6,409 (1)(2)	Harrow, Inc.	195,731	0.1
14,909 (2)	Health Catalyst, Inc.	56,207	0.0
17,359 (2)	HealthEquity, Inc.	1,818,529	0.4
5,207	HealthStream, Inc.	144,078	0.0
32,084 (1)(2)	Heron Therapeutics, Inc.	66,414	0.0
38,863 (1)(2)	Hims & Hers Health, Inc.	1,937,321	0.4
25,540 (1)(2)	Humacyte, Inc.	53,379	0.0
4,931 (2)	ICU Medical, Inc.	651,632	0.1
17,286 (1)(2)	Ideaya Biosciences, Inc.	363,352	0.1
46,943 (1)(2)	ImmunityBio, Inc.	123,930	0.0
15,129 (2)	Immunome, Inc.	140,700	0.0
13,875 (1)(2)	Immunovant, Inc.	222,000	0.1
24,842 (2)	Indivior PLC	366,171	0.1
13,986 (2)	Inhibikase Therapeutics, Inc.	27,273	0.0
2,527 (2)	Inhibrx Biosciences, Inc.	36,060	0.0
7,787 (3)(4)	Inhibrx, Inc. CVR	32,005	0.0
3,703 (1)(2)	Inmune Bio, Inc.	8,554	0.0
12,284 (1)(2)	Innoviva, Inc.	246,786	0.1
5,526 (2)	Inogen, Inc.	38,848	0.0
6,906 (2)	Integer Holdings Corp.	849,231	0.2
13,882 (2)	Integra LifeSciences Holdings Corp.	170,332	0.0
20,882 (1)(2)	Intellia Therapeutics, Inc.	195,873	0.1
53,276 (1)(2)	Iovance Biotherapeutics, Inc.	91,635	0.0
1,847	iRadimed Corp.	110,432	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
6,497 (2)	iRhythm Technologies, Inc.	$1,000,278	0.2
34,372 (2)	Ironwood Pharmaceuticals, Inc.	24,652	0.0
6,007 (2)	iTeos Therapeutics, Inc.	59,890	0.0
6,794	Jade Biosciences, Inc.	67,872	0.0
7,926 (2)	Janux Therapeutics, Inc.	183,091	0.0
2,669 (2)	Joint Corp.	30,800	0.0
7,861 (1)(2)	KalVista Pharmaceuticals, Inc.	88,869	0.0
6,767 (2)	Keros Therapeutics, Inc.	90,339	0.0
2,895 (2)	Kestra Medical Technologies Ltd.	47,999	0.0
7,296 (2)	Kodiak Sciences, Inc.	27,214	0.0
10,345 (2)	KORU Medical Systems, Inc.	37,035	0.0
5,031 (1)(2)	Krystal Biotech, Inc.	691,561	0.1
16,120 (2)	Kura Oncology, Inc.	93,012	0.0
9,463 (1)(2)	Kymera Therapeutics, Inc.	412,965	0.1
13,885 (2)	Lantheus Holdings, Inc.	1,136,626	0.2
9,010 (2)	Larimar Therapeutics, Inc.	26,039	0.0
4,272 (1)	LeMaitre Vascular, Inc.	354,790	0.1
2,382 (2)	LENSAR, Inc.	31,371	0.0
3,662 (1)(2)	LENZ Therapeutics, Inc.	107,333	0.0
4,966 (2)	Lexeo Therapeutics, Inc.	19,963	0.0
5,708 (2)	Lifecore Biomedical, Inc.	46,349	0.0
7,525 (1)(2)	LifeMD, Inc.	102,490	0.0
27,457 (2)	LifeStance Health Group, Inc.	141,953	0.0
3,846 (2)	Ligand Pharmaceuticals, Inc.	437,213	0.1
13,046 (1)(2)	Liquidia Corp.	162,553	0.0
11,061 (2)	LivaNova PLC	497,966	0.1
3,456 (2)	Madrigal Pharmaceuticals, Inc.	1,045,924	0.2
61,193 (2)	MannKind Corp.	228,862	0.1
25,974 (2)	Maravai LifeSciences Holdings, Inc. - Class A	62,597	0.0
23,006 (2)	MaxCyte, Inc.	50,153	0.0
2,056 (2)	Maze Therapeutics, Inc.	25,227	0.0
3,608 (2)	MBX Biosciences, Inc.	41,167	0.0
1,756 (2)	MediWound Ltd.	34,014	0.0
9,159 (2)	MeiraGTx Holdings PLC	59,717	0.0
11,796 (2)	Merit Medical Systems, Inc.	1,102,690	0.2
1,070 (1)	Mesa Laboratories, Inc.	100,815	0.0
3,645 (1)(2)	Metsera, Inc.	103,700	0.0
24,649 (2)	MiMedx Group, Inc.	150,605	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
15,919 (1)(2)	Mind Medicine MindMed, Inc.	$103,314	0.0
8,036 (2)	Mineralys Therapeutics, Inc.	108,727	0.0
8,821 (2)	Mirum Pharmaceuticals, Inc.	448,901	0.1
891 (2)	Monopar Therapeutics, Inc.	31,880	0.0
9,675 (1)(2)	Monte Rosa Therapeutics, Inc.	43,634	0.0
18,263 (2)	Myriad Genetics, Inc.	96,977	0.0
13,350 (1)(2)	Nano-X Imaging Ltd.	69,019	0.0
2,613	National HealthCare Corp.	279,617	0.1
3,530	National Research Corp.	59,304	0.0
44,630 (1)(2)	Neogen Corp.	213,331	0.1
26,295 (1)(2)	NeoGenomics, Inc.	192,216	0.0
2,101 (1)(2)	Neurogene, Inc.	31,410	0.0
7,986 (2)	Neuronetics, Inc.	27,871	0.0
5,210 (2)	NeuroPace, Inc.	58,039	0.0
30,792 (1)(2)	Novavax, Inc.	193,990	0.0
21,051 (2)	Novocure Ltd.	374,708	0.1
15,455 (1)(2)	Nurix Therapeutics, Inc.	176,032	0.0
701 (2)	Nutex Health, Inc.	87,267	0.0
8,702 (2)	Nuvalent, Inc. - Class A	663,963	0.1
51,640 (1)(2)	Nuvation Bio, Inc.	100,698	0.0
2,891 (2)	Nuvectis Pharma, Inc.	21,596	0.0
29,315 (2)	Ocular Therapeutix, Inc.	272,043	0.1
12,399 (2)	Olema Pharmaceuticals, Inc.	52,820	0.0
11,787 (1)(2)	Omeros Corp.	35,361	0.0
22,781 (2)(3)	OmniAb, Inc.	39,639	0.0
9,564 (2)	Omnicell, Inc.	281,182	0.1
12,693 (2)	Oncology Institute, Inc.	26,021	0.0
78,008 (2)	OPKO Health, Inc.	102,971	0.0
3,813 (2)	OptimizeRx Corp.	51,475	0.0
33,921 (2)	Option Care Health, Inc.	1,101,754	0.2
17,571 (2)	OraSure Technologies, Inc.	52,713	0.0
14,989 (2)	Organogenesis Holdings, Inc.	54,860	0.0
9,418 (1)(2)	ORIC Pharmaceuticals, Inc.	95,593	0.0
8,316 (2)	Orthofix Medical, Inc.	92,723	0.0
3,699 (2)	OrthoPediatrics Corp.	79,455	0.0
5,825	Oruka Therapeutics, Inc.	65,298	0.0
3,689 (2)	Outset Medical, Inc.	70,866	0.0
15,869 (2)	Owens & Minor, Inc.	144,408	0.0
57,783 (2)	Pacific Biosciences of California, Inc.	71,651	0.0
9,357 (1)(2)	Pacira BioSciences, Inc.	223,632	0.1
9,126 (2)	PACS Group, Inc.	117,908	0.0
1,586 (1)(2)	Palvella Therapeutics, Inc.	35,748	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
18,001 (2)	Pediatrix Medical Group, Inc.	$258,314	0.1
7,051 (2)	Pennant Group, Inc.	210,472	0.1
16,931 (2)	Performant Financial Corp.	67,724	0.0
10,447 (2)	Personalis, Inc.	68,532	0.0
12,365 (2)	Perspective Therapeutics, Inc.	42,536	0.0
8,722 (1)(2)	Phathom Pharmaceuticals, Inc.	83,644	0.0
4,290	Phibro Animal Health Corp. - Class A	109,567	0.0
11,482 (2)	Phreesia, Inc.	326,778	0.1
3,665 (1)(2)	Praxis Precision Medicines, Inc.	154,113	0.0
32,597 (1)(2)	Precigen, Inc.	46,288	0.0
18,302 (1)	Premier, Inc. - Class A	401,363	0.1
10,088 (2)	Prestige Consumer Healthcare, Inc.	805,527	0.2
13,092 (1)(2)	Prime Medicine, Inc.	32,337	0.0
23,218 (2)	Privia Health Group, Inc.	534,014	0.1
10,721 (1)(2)	PROCEPT BioRobotics Corp.	617,530	0.1
14,354 (2)	Progyny, Inc.	315,788	0.1
11,904 (2)	Protagonist Therapeutics, Inc.	657,934	0.1
8,779 (1)(2)	Prothena Corp. PLC	53,289	0.0
15,766 (2)	PTC Therapeutics, Inc.	770,011	0.2
7,914 (2)	Pulmonx Corp.	20,497	0.0
4,033 (1)(2)	Pulse Biosciences, Inc.	60,858	0.0
9,621 (2)	Puma Biotechnology, Inc.	33,000	0.0
7,592 (1)(2)	Quanterix Corp.	50,487	0.0
28,968 (1)(2)	Quantum-Si, Inc.	56,777	0.0
13,804 (2)	QuidelOrtho Corp.	397,831	0.1
13,473 (1)(2)	RadNet, Inc.	766,748	0.2
3,786 (1)(2)	Rapport Therapeutics, Inc.	43,047	0.0
68,522 (1)(2)	Recursion Pharmaceuticals, Inc. - Class A	346,721	0.1
9,745 (2)	REGENXBIO, Inc.	80,006	0.0
27,235 (2)	Relay Therapeutics, Inc.	94,233	0.0
13,617 (2)	Replimune Group, Inc.	126,502	0.0
14,180 (2)	Rezolute, Inc.	63,243	0.0
11,141 (2)	Rhythm Pharmaceuticals, Inc.	704,000	0.1
3,639 (2)	Rigel Pharmaceuticals, Inc.	68,158	0.0
17,085 (2)	Rocket Pharmaceuticals, Inc.	41,858	0.0
7,618 (2)	RxSight, Inc.	99,034	0.0
11,389 (2)	Sage Therapeutics, Inc.	103,868	0.0
28,256 (1)(2)	Sana Biotechnology, Inc.	77,139	0.0
1,517 (2)	SANUWAVE Health, Inc.	49,849	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
26,958 (1)(2)	Savara, Inc.	$61,464	0.0
16,545 (1)(2)	Scholar Rock Holding Corp.	586,024	0.1
11,430 (1)(2)	Schrodinger, Inc./ United States	229,972	0.1
8,275 (2)	scPharmaceuticals, Inc.	31,528	0.0
22,321	Select Medical Holdings Corp.	338,833	0.1
20,561 (2)	SELLAS Life Sciences Group, Inc.	45,029	0.0
1,706 (1)(2)	Semler Scientific, Inc.	66,090	0.0
4,481 (2)	Septerna, Inc.	47,364	0.0
8,253 (1)(2)	SI-BONE, Inc.	155,321	0.0
9,623	SIGA Technologies, Inc.	62,742	0.0
9,951 (2)	Sight Sciences, Inc.	41,098	0.0
3,422	Simulations Plus, Inc.	59,714	0.0
2,696	Sionna Therapeutics, Inc.	46,776	0.0
8,174 (2)	Soleno Therapeutics, Inc.	684,818	0.1
13,611 (2)	Solid Biosciences, Inc.	66,286	0.0
14,719 (2)	SpringWorks Therapeutics, Inc.	691,646	0.1
10,130 (1)(2)	Spyre Therapeutics, Inc.	151,646	0.0
10,304 (1)(2)	STAAR Surgical Co.	172,901	0.0
65,427 (2)	Standard BioTools, Inc.	78,512	0.0
8,416 (2)	Stoke Therapeutics, Inc.	95,522	0.0
10,857 (2)	Supernus Pharmaceuticals, Inc.	342,213	0.1
15,669 (1)(2)	Surgery Partners, Inc.	348,322	0.1
3,212 (2)	Surmodics, Inc.	95,429	0.0
17,299 (2)	Syndax Pharmaceuticals, Inc.	162,005	0.0
5,248 (1)(2)	Tactile Systems Technology, Inc.	53,215	0.0
25,785 (2)	Talkspace, Inc.	71,682	0.0
13,671 (1)(2)	Tandem Diabetes Care, Inc.	254,827	0.1
15,881 (2)	Tango Therapeutics, Inc.	81,311	0.0
7,949 (2)	Tarsus Pharmaceuticals, Inc.	322,014	0.1
34,838 (2)	Taysha Gene Therapies, Inc.	80,476	0.0
2,297 (1)(2)	Tectonic Therapeutic, Inc.	45,641	0.0
35,569 (1)(2)	Teladoc Health, Inc.	309,806	0.1
15,038 (2)	Terns Pharmaceuticals, Inc.	56,092	0.0
29,587 (1)(2)	TG Therapeutics, Inc.	1,064,836	0.2
8,773 (2)	Theravance Biopharma, Inc.	96,766	0.0
5,257 (2)	Third Harmonic Bio, Inc.	28,546	0.0
1,551 (1)(2)	Tonix Pharmaceuticals Holding Corp.	55,805	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
4,259 (1)(2)	Tourmaline Bio, Inc.	$68,101	0.0
6,774 (1)(2)	TransMedics Group, Inc.	907,784	0.2
17,985 (2)	Travere Therapeutics, Inc.	266,178	0.1
10,315 (2)	Treace Medical Concepts, Inc.	60,652	0.0
15,997 (2)	Trevi Therapeutics, Inc.	87,504	0.0
799 (2)	Tvardi Therapeutics, Inc.	18,641	0.0
11,881 (2)	Twist Bioscience Corp.	437,102	0.1
5,043 (1)(2)	Tyra Biosciences, Inc.	48,261	0.0
1,528 (1)(2)	UFP Technologies, Inc.	373,076	0.1
7,309 (1)(2)	Upstream Bio, Inc.	80,253	0.0
7,549 (1)(2)	UroGen Pharma Ltd.	103,421	0.0
3,065	US Physical Therapy, Inc.	239,683	0.1
11,932 (2)	Vanda Pharmaceuticals, Inc.	56,319	0.0
8,205 (2)	Varex Imaging Corp.	71,137	0.0
25,639 (2)	Vaxcyte, Inc.	833,524	0.2
10,437 (1)(2)	Vera Therapeutics, Inc.	245,896	0.1
15,755 (2)	Veracyte, Inc.	425,858	0.1
9,534 (1)(2)	Verastem, Inc.	39,566	0.0
10,151 (2)	Vericel Corp.	431,925	0.1
14,051 (2)	Verve Therapeutics, Inc.	157,793	0.0
8,042 (2)	Viemed Healthcare, Inc.	55,570	0.0
18,312 (2)	Vir Biotechnology, Inc.	92,292	0.0
14,827 (1)(2)	Viridian Therapeutics, Inc.	207,281	0.1
9,782 (2)	Voyager Therapeutics, Inc.	30,422	0.0
22,972 (1)(2)	WaVe Life Sciences Ltd.	149,318	0.0
18,530 (2)	Waystar Holding Corp.	757,321	0.2
14,434 (2)	Xencor, Inc.	113,451	0.0
15,356 (1)(2)	Xenon Pharmaceuticals, Inc.	480,643	0.1
30,832 (2)	Xeris Biopharma Holdings, Inc.	143,985	0.0
2,030 (2)	XOMA Corp.	51,156	0.0
8,140 (2)	Y-mAbs Therapeutics, Inc.	36,711	0.0
3,579 (2)	Zenas Biopharma, Inc.	34,681	0.0
11,601 (1)(2)	Zevra Therapeutics, Inc.	102,205	0.0
6,674 (2)	Zimvie, Inc.	62,402	0.0
10,946 (2)	Zymeworks, Inc.	137,372	0.0
		83,056,185	15.8

	Industrials: 16.9%
27,064 (1)(2)	3D Systems Corp.	41,679	0.0
7,179 (2)	AAR Corp.	493,843	0.1
12,495	ABM Industries, Inc.	589,889	0.1
19,772	ACCO Brands Corp.	70,784	0.0
21,408 (1)(2)	Acuren Corp.	236,344	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
33,960 (2)	ACV Auctions, Inc. - Class A	$550,831	0.1
5,742 (1)(2)	AeroVironment, Inc.	1,636,183	0.3
7,563 (2)	AerSale Corp.	45,454	0.0
5,313 (1)(2)	AirJoule Technologies Corp.	24,599	0.0
2,069	Alamo Group, Inc.	451,828	0.1
6,343	Albany International Corp. - Class A	444,835	0.1
84,880	Alight, Inc. - Class A	480,421	0.1
3,152 (2)	Allegiant Travel Co.	173,202	0.0
3,136	Allient, Inc.	113,868	0.0
5,613 (1)	Alta Equipment Group, Inc.	35,474	0.0
6,731 (1)(2)	Ameresco, Inc. - Class A	102,244	0.0
7,769 (1)(2)	American Superconductor Corp.	285,045	0.1
3,175 (2)	American Woodmark Corp.	169,450	0.0
19,294 (2)	Amprius Technologies, Inc.	81,228	0.0
4,444	Apogee Enterprises, Inc.	180,426	0.0
4,693	ArcBest Corp.	361,408	0.1
111,149 (1)(2)	Archer Aviation, Inc. - Class A	1,205,967	0.2
9,852	Arcosa, Inc.	854,267	0.2
2,711	Argan, Inc.	597,721	0.1
31,615 (1)(2)	Array Technologies, Inc.	186,529	0.0
4,998	Astec Industries, Inc.	208,367	0.0
6,068 (2)	Astronics Corp.	203,157	0.0
6,114 (2)	Asure Software, Inc.	59,673	0.0
6,942	Atkore, Inc.	489,758	0.1
16,843	Atmus Filtration Technologies, Inc.	613,422	0.1
5,978	AZZ, Inc.	564,801	0.1
5,794	Barrett Business Services, Inc.	241,552	0.1
5,743 (2)	BlackSky Technology, Inc.	118,191	0.0
14,102 (2)	Blade Air Mobility, Inc.	56,831	0.0
41,777 (1)(2)	Bloom Energy Corp. - Class A	999,306	0.2
6,593 (1)(2)	Blue Bird Corp.	284,554	0.1
1,767 (2)	BlueLinx Holdings, Inc.	131,429	0.0
7,729	Boise Cascade Co.	671,032	0.1
3,193 (2)	Bowman Consulting Group Ltd.	91,799	0.0
12,153 (2)	BrightView Holdings, Inc.	202,347	0.0
8,804	Brink's Co.	786,109	0.2
6,001	Brookfield Business Corp. - Class A	187,231	0.0
3,723 (1)(2)	Byrna Technologies, Inc.	114,966	0.0
5,776	Cadre Holdings, Inc.	183,966	0.0
12,725 (2)	Casella Waste Systems, Inc. - Class A	1,468,211	0.3

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
10,646 (1)(2)	CBIZ, Inc.	$763,425	0.2
6,232 (1)(2)	CECO Environmental Corp.	176,428	0.0
3,645 (2)	Centuri Holdings, Inc.	81,794	0.0
9,168 (2)	Chart Industries, Inc.	1,509,511	0.3
3,289 (2)	Cimpress PLC	154,583	0.0
5,913	Columbus McKinnon Corp.	90,292	0.0
13,642 (1)(2)	Complete Solaria, Inc.	25,101	0.0
33,057 (2)	Conduent, Inc.	87,270	0.0
9,564 (1)(2)	Construction Partners, Inc. - Class A	1,016,462	0.2
22,104 (2)	CoreCivic, Inc.	465,731	0.1
9,854	Costamare, Inc.	89,770	0.0
3,891	Covenant Logistics Group, Inc.	93,812	0.0
1,393	CRA International, Inc.	261,006	0.1
5,897	CSG Systems International, Inc.	385,133	0.1
3,382	CSW Industrials, Inc.	970,059	0.2
13,237 (1)(2)	Custom Truck One Source, Inc.	65,391	0.0
8,984	Deluxe Corp.	142,935	0.0
2,542 (2)	Distribution Solutions Group, Inc.	69,829	0.0
4,881	Douglas Dynamics, Inc.	143,843	0.0
12,516 (1)(2)	Driven Brands Holdings, Inc.	219,781	0.0
2,903 (2)	Ducommun, Inc.	239,875	0.1
2,700 (2)	DXP Enterprises, Inc.	236,655	0.1
5,750 (2)	Dycom Industries, Inc.	1,405,243	0.3
11,837 (2)	Energy Recovery, Inc.	151,277	0.0
11,211	Enerpac Tool Group Corp.	454,718	0.1
7,932	EnerSys	680,328	0.1
5,877	Ennis, Inc.	106,609	0.0
33,444 (1)(2)	Enovix Corp.	345,811	0.1
4,268	EnPro Industries, Inc.	817,535	0.2
16,346 (2)	Enviri Corp.	141,883	0.0
45,761 (2)	Eos Energy Enterprises, Inc.	234,296	0.1
5,285	ESCO Technologies, Inc.	1,014,033	0.2
11,394 (2)	Eve Holding, Inc.	78,163	0.0
10,230	Exponent, Inc.	764,283	0.2
12,169	Federal Signal Corp.	1,295,025	0.3
16,203 (1)(2)	First Advantage Corp.	269,132	0.1
15,721 (1)(2)	Fluence Energy, Inc.	105,488	0.0
34,298 (2)	Fluor Corp.	1,758,458	0.3
2,925 (2)	Forrester Research, Inc.	28,958	0.0
4,708 (1)(2)	Forward Air Corp.	115,534	0.0
2,766 (1)(2)	Franklin Covey Co.	63,120	0.0
8,474	Franklin Electric Co., Inc.	760,457	0.2
23,621 (1)(2)	Freyr Battery, Inc.	29,054	0.0
17,806 (1)(2)	Frontier Group Holdings, Inc.	64,636	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
21,186 (1)	FTAI Infrastructure, Inc.	$130,718	0.0
7,315	GATX Corp.	1,123,291	0.2
8,418 (1)	Genco Shipping & Trading Ltd.	110,023	0.0
27,803 (2)	GEO Group, Inc.	665,882	0.1
6,228 (2)	Gibraltar Industries, Inc.	367,452	0.1
3,496	Global Industrial Co.	94,427	0.0
7,862 (2)	GMS, Inc.	854,993	0.2
22,427 (1)	Golden Ocean Group Ltd.	164,166	0.0
4,836	Gorman-Rupp Co.	177,578	0.0
2,186 (2)	Graham Corp.	108,229	0.0
8,809 (1)	Granite Construction, Inc.	823,730	0.2
14,217 (2)	Great Lakes Dredge & Dock Corp.	173,305	0.0
6,208	Greenbrier Cos., Inc.	285,878	0.1
7,772	Griffon Corp.	562,460	0.1
15,801 (2)	Healthcare Services Group, Inc.	237,489	0.1
10,480	Heartland Express, Inc.	90,547	0.0
4,272	Heidrick & Struggles International, Inc.	195,487	0.0
6,958	Helios Technologies, Inc.	232,188	0.1
6,643 (1)	Herc Holdings, Inc.	874,817	0.2
24,356 (1)(2)	Hertz Global Holdings, Inc.	166,352	0.0
14,314	Hillenbrand, Inc.	287,282	0.1
40,693 (2)	Hillman Solutions Corp.	290,548	0.1
6,452	Himalaya Shipping Ltd.	37,228	0.0
9,483	HNI Corp.	466,374	0.1
12,097	Hub Group, Inc. - Class A	404,403	0.1
9,978 (2)	Hudson Technologies, Inc.	81,021	0.0
3,639 (2)	Huron Consulting Group, Inc.	500,508	0.1
27,910 (1)(2)	Hyliion Holdings Corp.	36,841	0.0
2,568	Hyster-Yale Materials Handling, Inc.	102,155	0.0
2,185 (2)	IBEX Holdings Ltd.	63,584	0.0
3,768	ICF International, Inc.	319,187	0.1
1,844 (2)	IES Holdings, Inc.	546,248	0.1
6,164 (1)(2)	Innodata, Inc.	315,720	0.1
7,240	Insperity, Inc.	435,269	0.1
4,198	Insteel Industries, Inc.	156,208	0.0
11,766	Interface, Inc.	246,262	0.1
22,242 (2)	Intuitive Machines, Inc.	241,771	0.1
28,449 (1)(2)	Janus International Group, Inc.	231,575	0.0
17,966 (2)	JELD-WEN Holding, Inc.	70,427	0.0
65,697 (2)	JetBlue Airways Corp.	277,898	0.1
94,266 (1)(2)	Joby Aviation, Inc.	994,506	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
10,643	John Bean Technologies Corp.	$1,279,927	0.2
2,373 (1)	Kadant, Inc.	753,309	0.1
7,009	Kelly Services, Inc. - Class A	82,075	0.0
15,291	Kennametal, Inc.	351,081	0.1
3,828	Kforce, Inc.	157,446	0.0
10,336	Korn Ferry	757,939	0.2
33,690 (2)	Kratos Defense & Security Solutions, Inc.	1,564,901	0.3
6,899 (2)	KULR Technology Group, Inc.	49,190	0.0
2,396 (2)	L B Foster Co. - Class A	52,401	0.0
23,455 (2)	Legalzoom.com, Inc.	208,984	0.0
2,184 (2)	Limbach Holdings, Inc.	305,978	0.1
2,229	Lindsay Corp.	321,533	0.1
4,791 (2)	Liquidity Services, Inc.	113,020	0.0
6,395	LSI Industries, Inc.	108,779	0.0
6,169	Luxfer Holdings PLC	75,138	0.0
7,257 (2)	Manitowoc Co., Inc.	87,229	0.0
12,653	Marten Transport Ltd.	164,362	0.0
25,933 (2)	Masterbrand, Inc.	283,448	0.1
5,975 (2)	Matrix Service Co.	80,722	0.0
6,722	Matson, Inc.	748,495	0.1
6,297	Matthews International Corp. - Class A	150,561	0.0
11,477	Maximus, Inc.	805,685	0.2
2,914 (2)	Mayville Engineering Co., Inc.	46,507	0.0
5,028	McGrath RentCorp	583,047	0.1
10,580 (2)	Mercury Systems, Inc.	569,839	0.1
40,910 (1)(2)	Microvast Holdings, Inc.	148,503	0.0
2,435 (1)	Miller Industries, Inc.	108,260	0.0
13,953	MillerKnoll, Inc.	270,967	0.1
6,783 (2)	Montrose Environmental Group, Inc.	148,480	0.0
5,644	Moog, Inc. - Class A	1,021,395	0.2
17,857 (2)	MRC Global, Inc.	244,819	0.1
31,503	Mueller Water Products, Inc. - Class A	757,332	0.2
3,199 (2)	MYR Group, Inc.	580,459	0.1
5,451 (1)(2)	NANO Nuclear Energy, Inc.	188,005	0.0
1,224	National Presto Industries, Inc.	119,903	0.0
29,083 (2)	Nextracker, Inc. - Class A	1,581,243	0.3
2,322 (2)	Northwest Pipe Co.	95,225	0.0
21,986 (2)	NOW, Inc.	326,052	0.1
25,867 (1)(2)	NuScale Power Corp.	1,023,299	0.2
12,198 (2)	NV5 Global, Inc.	281,652	0.1
21,609 (2)	OPENLANE, Inc.	528,340	0.1
8,082 (2)	Orion Group Holdings, Inc.	73,304	0.0
5,302 (2)	Palladyne AI Corp.	45,915	0.0
4,780	Park Aerospace Corp.	70,601	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,340	Park-Ohio Holdings Corp.	$41,792	0.0
4,168 (1)(2)	Perma-Fix Environmental Services, Inc.	43,847	0.0
37,234	Pitney Bowes, Inc.	406,223	0.1
43,755 (2)	Planet Labs PBC	266,906	0.1
187,671 (1)(2)	Plug Power, Inc.	279,630	0.1
1,936 (1)	Powell Industries, Inc.	407,431	0.1
1,346 (2)	Power Solutions International, Inc.	87,059	0.0
552	Preformed Line Products Co.	88,215	0.0
10,944	Primoris Services Corp.	852,975	0.2
5,100 (2)	Proficient Auto Logistics, Inc.	37,026	0.0
5,265 (2)	Proto Labs, Inc.	210,811	0.0
6,623	Quad/Graphics, Inc.	37,420	0.0
9,741	Quanex Building Products Corp.	184,105	0.0
9,318 (2)	Radiant Logistics, Inc.	56,653	0.0
6,828 (2)	Redwire Corp.	111,296	0.0
29,921 (2)	Resideo Technologies, Inc.	660,057	0.1
952 (1)(2)	Resolute Holdings Management, Inc.	30,340	0.0
7,092	Resources Connection, Inc.	38,084	0.0
10,462	REV Group, Inc.	497,887	0.1
14,441 (1)(2)	Richtech Robotics, Inc. - Class B	28,160	0.0
14,030	Rush Enterprises, Inc. - Class A	722,685	0.1
413	Rush Enterprises, Inc. - Class B	21,674	0.0
32,710 (1)(2)	RXO, Inc.	514,201	0.1
14,568 (1)(2)	Satellogic, Inc. - Class A	52,736	0.0
34,627 (2)	Shoals Technologies Group, Inc. - Class A	147,165	0.0
7,274	Shyft Group, Inc.	91,216	0.0
8,251 (2)	SkyWest, Inc.	849,605	0.2
5,757 (1)(2)	Spire Global, Inc.	68,508	0.0
9,268 (2)	SPX Technologies, Inc.	1,554,058	0.3
2,428	Standex International Corp.	379,933	0.1
19,181	Steelcase, Inc. - Class A	200,058	0.0
6,061 (2)	Sterling Infrastructure, Inc.	1,398,455	0.3
10,714 (2)	Sun Country Airlines Holdings, Inc.	125,890	0.0
43,050 (1)(2)	Sunrun, Inc.	352,149	0.1
4,903 (1)	Tecnoglass, Inc.	379,296	0.1
3,827	Tennant Co.	296,516	0.1
13,320 (1)	Terex Corp.	621,911	0.1
7,213 (2)	Thermon Group Holdings, Inc.	202,541	0.0
10,856 (2)	Titan International, Inc.	111,491	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
4,604 (1)(2)	Titan Machinery, Inc.	$91,205	0.0
1,920 (1)(2)	Transcat, Inc.	165,043	0.0
6,270	TriNet Group, Inc.	458,588	0.1
16,544	Trinity Industries, Inc.	446,853	0.1
14,848 (2)	Triumph Group, Inc.	382,336	0.1
7,046 (2)	TrueBlue, Inc.	45,658	0.0
9,069 (2)	Tutor Perini Corp.	424,248	0.1
12,151	UFP Industries, Inc.	1,207,323	0.2
3,061	UniFirst Corp.	576,141	0.1
1,534 (1)	Universal Logistics Holdings, Inc.	38,933	0.0
25,440 (2)	Upwork, Inc.	341,914	0.1
3,391 (2)	V2X, Inc.	164,633	0.0
33,220 (2)	Verra Mobility Corp.	843,456	0.2
22,853 (1)	Vestis Corp.	130,948	0.0
4,807 (2)	Vicor Corp.	218,046	0.0
4,118 (1)	VSE Corp.	539,376	0.1
9,156	Wabash National Corp.	97,328	0.0
5,551	Watts Water Technologies, Inc. - Class A	1,364,935	0.3
12,182 (1)	Werner Enterprises, Inc.	333,300	0.1
2,924 (2)	Willdan Group, Inc.	182,779	0.0
737	Willis Lease Finance Corp.	105,229	0.0
8,359 (2)	WNS Holdings Ltd.	528,623	0.1
6,514	Worthington Industries, Inc.	414,551	0.1
8,906 (1)(2)	Xometry, Inc. - Class A	300,934	0.1
30,334	Zurn Elkay Water Solutions Corp.	1,109,314	0.2
		88,890,024	16.9

	Information Technology: 14.6%
28,208 (2)	8x8, Inc.	55,288	0.0
6,003 (1)(2)	908 Devices, Inc.	42,801	0.0
14,822	A10 Networks, Inc.	286,806	0.1
21,363 (2)	ACI Worldwide, Inc.	980,775	0.2
10,303 (2)	ACM Research, Inc. - Class A	266,848	0.1
22,363	Adeia, Inc.	316,213	0.1
16,383 (2)	ADTRAN Holdings, Inc.	146,956	0.0
7,606	Advanced Energy Industries, Inc.	1,007,795	0.2
5,960 (1)(2)	Aehr Test Systems	77,063	0.0
2,057 (2)	Aeluma, Inc.	33,673	0.0
6,273 (2)	Aeva Technologies, Inc.	237,057	0.1
5,280 (2)	Agilysys, Inc.	605,299	0.1
4,312 (2)	Airship AI Holdings, Inc.	25,398	0.0
9,667 (2)	Alarm.com Holdings, Inc.	546,862	0.1
13,726 (1)(2)	Alkami Technology, Inc.	413,702	0.1
5,027 (2)	Alpha & Omega Semiconductor Ltd.	128,993	0.0
8,247 (2)	Ambarella, Inc.	544,838	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
17,886 (2)	Amplitude, Inc. - Class A	$221,786	0.1
8,300 (1)(2)	Appian Corp. - Class A	247,838	0.1
36,128 (1)(2)	Applied Digital Corp.	363,809	0.1
10,926 (1)(2)	Applied Optoelectronics, Inc.	280,689	0.1
20,295 (2)	Arlo Technologies, Inc.	344,203	0.1
6,088 (2)	Arteris, Inc.	58,019	0.0
18,754 (2)	Asana, Inc. - Class A	253,179	0.1
8,706 (2)	ASGN, Inc.	434,691	0.1
6,504 (2)	Atomera, Inc.	32,780	0.0
27,025 (2)	AvePoint, Inc.	521,853	0.1
2,610 (2)	Aviat Networks, Inc.	62,770	0.0
6,551 (1)(2)	Axcelis Technologies, Inc.	456,539	0.1
11,646 (2)	Backblaze, Inc. - Class A	64,053	0.0
6,018	Badger Meter, Inc.	1,474,109	0.3
2,520 (1)	Bel Fuse, Inc. - Class B	246,179	0.1
8,148	Belden, Inc.	943,538	0.2
7,362	Benchmark Electronics, Inc.	285,866	0.1
59,030 (1)(2)	BigBear.ai Holdings, Inc.	400,814	0.1
15,224 (2)	BigCommerce Holdings, Inc.	76,120	0.0
36,469 (1)(2)	Bit Digital, Inc.	79,867	0.0
18,309 (1)(2)	Bitdeer Technologies Group - Class A	210,187	0.0
611 (2)	BK Technologies Corp.	28,796	0.0
8,132 (2)	Blackbaud, Inc.	522,156	0.1
10,924 (1)(2)	Blackline, Inc.	618,517	0.1
44,613 (2)	Blend Labs, Inc. - Class A	147,223	0.0
28,222 (2)	Box, Inc. - Class A	964,346	0.2
15,390 (2)	Braze, Inc. - Class A	432,459	0.1
24,380 (1)(2)	C3.ai, Inc. - Class A	599,017	0.1
12,177 (2)	Calix, Inc.	647,695	0.1
8,996 (2)	Cerence, Inc.	91,849	0.0
4,784 (2)	CEVA, Inc.	105,152	0.0
53,712 (1)(2)	Cipher Mining, Inc.	256,743	0.1
56,406 (1)(2)	Cleanspark, Inc.	622,158	0.1
17,324 (1)	Clear Secure, Inc. - Class A	480,914	0.1
2,689 (2)	Clearfield, Inc.	116,729	0.0
50,134 (2)	Clearwater Analytics Holdings, Inc. - Class A	1,099,439	0.2
904	Climb Global Solutions, Inc.	96,647	0.0
9,698 (2)	Cohu, Inc.	186,590	0.0
43,441 (2)	CommScope Holding Co., Inc.	359,691	0.1
8,974 (2)	CommVault Systems, Inc.	1,564,437	0.3
9,363 (1)(2)	CompoSecure, Inc. - Class A	131,925	0.0
4,134 (2)	Consensus Cloud Solutions, Inc.	95,330	0.0
56,151 (1)(2)	Core Scientific, Inc.	958,498	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
1,382 (2)	CoreCard Corp.	$40,037	0.0
9,531 (2)	Corsair Gaming, Inc.	89,877	0.0
8,748 (2)	Couchbase, Inc.	213,276	0.0
29,901 (2)	Credo Technology Group Holding Ltd.	2,768,534	0.5
8,224 (2)	CS Disco, Inc.	35,939	0.0
6,382	CTS Corp.	271,937	0.1
285 (1)(2)	Daily Journal Corp.	120,341	0.0
8,429 (1)(2)	Daktronics, Inc.	127,446	0.0
5,217 (2)	Diebold Nixdorf, Inc.	289,022	0.1
7,409 (2)	Digi International, Inc.	258,278	0.1
3,385 (1)(2)	Digimarc Corp.	44,716	0.0
20,781 (2)	Digital Turbine, Inc.	122,608	0.0
13,293 (2)	DigitalOcean Holdings, Inc.	379,648	0.1
9,301 (2)	Diodes, Inc.	491,930	0.1
7,268 (2)	Domo, Inc. - Class B	101,534	0.0
58,807 (1)(2)	D-Wave Quantum, Inc.	860,934	0.2
40,015 (2)	E2open Parent Holdings, Inc.	129,248	0.0
13,105 (1)(2)	Eastman Kodak Co.	74,043	0.0
5,370 (2)	ePlus, Inc.	387,177	0.1
5,201 (1)(2)	EverCommerce, Inc.	54,610	0.0
24,100 (2)	Evolv Technologies Holdings, Inc.	150,384	0.0
13,274 (2)	Expensify, Inc. - Class A	34,380	0.0
26,403 (2)	Extreme Networks, Inc.	473,934	0.1
7,358 (2)	Fabrinet	2,168,255	0.4
4,052 (2)	FARO Technologies, Inc.	177,964	0.0
27,820 (2)	Fastly, Inc. - Class A	196,409	0.0
15,293 (1)(2)	Five9, Inc.	404,959	0.1
15,709 (2)	FormFactor, Inc.	540,547	0.1
1,594 (2)	Frequency Electronics, Inc.	36,200	0.0
41,931 (2)	Freshworks, Inc. - Class A	625,191	0.1
13,780 (2)	Grid Dynamics Holdings, Inc.	159,159	0.0
5,700	Hackett Group, Inc.	144,894	0.0
22,538 (2)	Harmonic, Inc.	213,435	0.0
19,061 (1)(2)	Hut 8 Corp.	354,535	0.1
5,054 (1)(2)	I3 Verticals, Inc. - Class A	138,884	0.0
6,996 (2)	Ichor Holdings Ltd.	137,401	0.0
5,967	Immersion Corp.	47,020	0.0
5,282 (1)(2)	Impinj, Inc.	586,672	0.1
39,980 (1)(2)	indie Semiconductor, Inc. - Class A	142,329	0.0
5,588 (2)	Insight Enterprises, Inc.	771,619	0.2
11,232 (2)	Intapp, Inc.	579,796	0.1
5,272 (1)	InterDigital, Inc.	1,182,141	0.2
48,418 (1)(2)	IonQ, Inc.	2,080,521	0.4
9,194 (2)	Itron, Inc.	1,210,206	0.2
16,317 (2)	Jamf Holding Corp.	155,175	0.0
21,604 (2)	Kaltura, Inc.	43,424	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
5,949 (2)	Kimball Electronics, Inc.	$114,399	0.0
18,027 (2)	Knowles Corp.	317,636	0.1
31,991 (1)(2)	Kopin Corp.	48,946	0.0
10,596	Kulicke & Soffa Industries, Inc.	366,622	0.1
3,236 (2)	Life360, Inc.	211,149	0.0
13,347 (2)	LiveRamp Holdings, Inc.	440,985	0.1
70,573 (1)(2)	Marathon Digital Holdings, Inc.	1,106,585	0.2
16,666 (2)	MaxLinear, Inc.	236,824	0.1
6,795 (1)(2)	Mercurity Fintech Holding, Inc.	26,161	0.0
6,738 (2)	MeridianLink, Inc.	109,358	0.0
7,355	Methode Electronics, Inc.	69,946	0.0
52,683 (1)(2)	MicroVision, Inc.	60,059	0.0
42,742 (2)	Mirion Technologies, Inc.	920,235	0.2
9,567 (2)	Mitek Systems, Inc.	94,713	0.0
15,941 (2)	N-able, Inc.	129,122	0.0
7,138	Napco Security Technologies, Inc.	211,927	0.0
27,353 (2)	Navitas Semiconductor Corp.	179,162	0.0
14,891 (2)	NCR Atleos Corp.	424,840	0.1
28,906 (1)(2)	NCR Corp.	339,067	0.1
2,218 (1)(2)	Neonode, Inc.	56,559	0.0
6,046 (2)	NETGEAR, Inc.	175,757	0.0
14,391 (2)	NetScout Systems, Inc.	357,041	0.1
18,212 (1)(2)	NextNav, Inc.	276,822	0.1
9,938 (2)	nLight, Inc.	195,580	0.0
7,224 (2)	Novanta, Inc.	931,390	0.2
1,092	NVE Corp.	80,382	0.0
23,822 (2)	Olo, Inc. - Class A	212,016	0.0
8,205	OneSpan, Inc.	136,941	0.0
6,002 (2)	Ooma, Inc.	77,426	0.0
3,254 (1)(2)	OSI Systems, Inc.	731,694	0.1
10,363 (2)	Ouster, Inc.	251,303	0.1
8,532 (1)(2)	Pagaya Technologies Ltd. - Class A	181,902	0.0
18,096 (2)	PagerDuty, Inc.	276,507	0.1
8,154 (1)(2)	PAR Technology Corp.	565,643	0.1
2,474	PC Connection, Inc.	162,740	0.0
6,901 (2)	PDF Solutions, Inc.	147,543	0.0
12,458 (2)	Photronics, Inc.	234,584	0.1
5,418 (2)	Plexus Corp.	733,110	0.1
16,432 (2)	Porch Group, Inc.	193,733	0.0
11,517	Power Integrations, Inc.	643,800	0.1
25,521 (1)(2)	Powerfleet, Inc. NJ	109,996	0.0
8,642	Progress Software Corp.	551,705	0.1
9,258 (2)	PROS Holdings, Inc.	144,980	0.0
12,578 (2)	Q2 Holdings, Inc.	1,177,175	0.2
7,513 (2)	Qualys, Inc.	1,073,382	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
23,539 (1)(2)	Quantum Computing, Inc.	$451,243	0.1
21,924 (2)	Rambus, Inc.	1,403,574	0.3
12,827 (2)	Rapid7, Inc.	296,689	0.1
15,375 (1)(2)	Red Cat Holdings, Inc.	111,930	0.0
2,449	Red Violet, Inc.	120,491	0.0
18,816 (2)	Rezolve AI PLC	57,859	0.0
21,052 (2)	Ribbon Communications, Inc.	84,419	0.0
57,770 (1)(2)	Rigetti Computing, Inc.	685,152	0.1
11,786 (2)	Rimini Street, Inc.	44,433	0.0
67,104 (1)(2)	Riot Platforms, Inc.	758,275	0.2
3,823 (2)	Rogers Corp.	261,799	0.1
10,764 (2)	Sanmina Corp.	1,053,042	0.2
6,536	Sapiens International Corp. NV	191,178	0.0
4,913 (2)	ScanSource, Inc.	205,413	0.0
9,426 (2)	SEMrush Holdings, Inc. - Class A	85,305	0.0
17,771 (2)	Semtech Corp.	802,183	0.2
6,545 (2)	Silicon Laboratories, Inc.	964,471	0.2
4,319 (2)	SiTime Corp.	920,293	0.2
5,634 (1)(2)	SkyWater Technology, Inc.	55,439	0.0
10,787 (1)(2)	SMART Global Holdings, Inc.	213,690	0.1
74,615 (1)(2)	SoundHound AI, Inc. - Class A	800,619	0.2
1,962 (2)	SoundThinking, Inc.	25,614	0.0
23,830 (2)	Sprinklr, Inc. - Class A	201,602	0.0
10,211 (2)	Sprout Social, Inc. - Class A	213,512	0.1
7,687 (2)	SPS Commerce, Inc.	1,046,124	0.2
7,930 (2)	Synaptics, Inc.	514,023	0.1
11,791 (2)	Telos Corp.	37,377	0.0
23,887 (2)	Tenable Holdings, Inc.	806,903	0.2
53,627 (1)(2)	Terawulf, Inc.	234,886	0.1
3,732 (1)(2)	TSS, Inc.	107,594	0.0
20,693 (2)	TTM Technologies, Inc.	844,688	0.2
1,850 (1)(2)	Tucows, Inc. - Class A	36,463	0.0
3,744 (2)	Turtle Beach Corp.	51,780	0.0
9,159 (2)	Ultra Clean Holdings, Inc.	206,719	0.0
13,989 (2)	Unisys Corp.	63,370	0.0
22,287 (2)	Varonis Systems, Inc.	1,131,065	0.2
11,649 (2)	Veeco Instruments, Inc.	236,708	0.1
12,431 (2)	Verint Systems, Inc.	244,518	0.1
13,236 (1)(2)	Vertex, Inc. - Class A	467,694	0.1
3,343 (1)(2)	Viant Technology, Inc. - Class A	44,228	0.0
23,283 (2)	Viasat, Inc.	339,932	0.1
44,790 (2)	Viavi Solutions, Inc.	451,035	0.1
25,172 (1)	Vishay Intertechnology, Inc.	399,731	0.1
3,007 (1)(2)	Vishay Precision Group, Inc.	84,497	0.0
13,782 (1)(2)	Vuzix Corp.	40,243	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
11,790 (2)	Weave Communications, Inc.	$98,093	0.0
10,271 (2)	Workiva, Inc.	703,050	0.1
24,306 (1)	Xerox Holdings Corp.	128,093	0.0
9,769 (2)	Xperi, Inc.	77,273	0.0
22,263 (2)	Yext, Inc.	189,235	0.0
38,252 (1)(2)	Zeta Global Holdings Corp. - Class A	592,523	0.1
		76,791,653	14.6

	Materials: 3.8%
5,685	AdvanSix, Inc.	135,019	0.0
2,381 (2)	Alpha Metallurgical Resources, Inc.	267,815	0.1
18,328 (2)	American Battery Technology Co.	29,691	0.0
29,786	Ardagh Metal Packaging SA	127,484	0.0
7,642 (2)	Arq, Inc.	41,037	0.0
11,799 (1)(2)	ASP Isotopes, Inc.	86,841	0.0
13,740 (1)(2)	Aspen Aerogels, Inc.	81,341	0.0
18,462	Avient Corp.	596,507	0.1
6,688	Balchem Corp.	1,064,730	0.2
10,937	Cabot Corp.	820,275	0.2
3,809	Caledonia Mining Corp. PLC	73,590	0.0
10,698 (2)	Century Aluminum Co.	192,778	0.0
30,389	Chemours Co.	347,954	0.1
3,430 (2)	Clearwater Paper Corp.	93,433	0.0
130,610 (2)	Coeur Mining, Inc.	1,157,205	0.2
22,896	Commercial Metals Co.	1,119,843	0.2
7,373 (2)	Compass Minerals International, Inc.	148,123	0.0
29,028 (2)	Constellium SE	386,072	0.1
2,014 (1)(2)	Contango ORE, Inc.	39,233	0.0
19,573 (2)	Dakota Gold Corp.	72,224	0.0
23,278 (1)(2)	Ecovyst, Inc.	191,578	0.0
25,598 (1)	Ferroglobe PLC	93,945	0.0
3,059 (2)	Flotek Industries, Inc.	45,151	0.0
8,048 (1)(2)	Ginkgo Bioworks Holdings, Inc.	90,540	0.0
6,085	Greif, Inc. - Class A	395,464	0.1
4,006	Hawkins, Inc.	569,253	0.1
11,086	HB Fuller Co.	666,823	0.1
121,920	Hecla Mining Co.	730,301	0.2
2,963 (1)(2)	Idaho Strategic Resources, Inc.	38,756	0.0
7,503 (2)	Ingevity Corp.	323,304	0.1
5,052	Innospec, Inc.	424,823	0.1
2,449 (2)	Intrepid Potash, Inc.	87,503	0.0
18,147 (1)(2)	Ivanhoe Electric, Inc. / US	164,593	0.0
3,232	Kaiser Aluminum Corp.	258,237	0.1
11,634 (2)	Knife River Corp.	949,800	0.2
4,241	Koppers Holdings, Inc.	136,348	0.0
4,704	Kronos Worldwide, Inc.	29,165	0.0
7,793 (2)	Lifezone Metals Ltd.	32,107	0.0
12,254 (2)	LSB Industries, Inc.	95,581	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Materials: (continued)
6,925 (1)(2)	Magnera Corp.	$83,654	0.0
4,259	Materion Corp.	338,037	0.1
11,339	Mativ Holdings, Inc.	77,332	0.0
14,894 (2)	Metals Acquisition Ltd. - Class A	180,068	0.0
6,510	Minerals Technologies, Inc.	358,506	0.1
7,915	Myers Industries, Inc.	114,688	0.0
11,670 (2)	NioCorp Developments Ltd.	27,191	0.0
51,959 (2)	Novagold Resources, Inc.	212,512	0.1
31,618 (2)	O-I Glass, Inc.	466,049	0.1
2,230	Olympic Steel, Inc.	72,676	0.0
12,170	Orion SA	127,663	0.0
28,721 (2)	Perimeter Solutions, Inc.	399,796	0.1
9,502 (2)	Perpetua Resources Corp.	115,354	0.0
4,151 (1)(2)	Piedmont Lithium, Inc.	24,159	0.0
26,581 (1)(2)	PureCycle Technologies, Inc.	364,160	0.1
2,812 (1)	Quaker Chemical Corp.	314,775	0.1
7,405	Ramaco Resources, Inc. - Class A	97,302	0.0
9,203 (2)	Ranpak Holdings Corp.	32,855	0.0
14,233 (2)	Rayonier Advanced Materials, Inc.	54,797	0.0
5,882 (1)	Ryerson Holding Corp.	126,875	0.0
5,634	Schnitzer Steel Industries, Inc. - Class A	167,273	0.0
8,595	Sensient Technologies Corp.	846,779	0.2
4,675 (2)	Solesence, Inc.	20,383	0.0
41,842 (2)	SSR Mining, Inc.	533,067	0.1
4,491	Stepan Co.	245,119	0.1
17,377	SunCoke Energy, Inc.	149,268	0.0
7,054	Sylvamo Corp.	353,405	0.1
8,465 (1)(2)	TimkenSteel Corp.	130,446	0.0
5,560	Titan America SA	69,389	0.0
6,881 (2)	Tredegar Corp.	60,553	0.0
7,311	TriMas Corp.	209,168	0.1
7,380	Trinseo PLC	23,026	0.0
24,077	Tronox Holdings PLC	122,070	0.0
2,232	United States Lime & Minerals, Inc.	222,754	0.1
2,598 (1)(2)	US Gold Corp.	31,696	0.0
10,602 (1)	Warrior Met Coal, Inc.	485,890	0.1
6,832	Worthington Steel, Inc.	203,798	0.1
		19,667,000	3.8

	Real Estate: 6.0%
26,417	Acadia Realty Trust	490,564	0.1
15,616	Alexander & Baldwin, Inc.	278,433	0.1
513	Alexander's, Inc.	115,589	0.0
10,670	American Assets Trust, Inc.	210,733	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
32,469 (1)	American Healthcare REIT, Inc.	$1,192,911	0.2
22,475 (2)	Anywhere Real Estate, Inc.	81,360	0.0
29,611	Apartment Investment and Management Co. - Class A	256,135	0.1
45,696 (1)	Apple Hospitality REIT, Inc.	533,272	0.1
16,371	Armada Hoffler Properties, Inc.	112,469	0.0
14,460	Braemar Hotels & Resorts, Inc.	35,427	0.0
35,387 (1)	Brandywine Realty Trust	151,810	0.0
38,566	Broadstone Net Lease, Inc.	618,984	0.1
38,546	CareTrust REIT, Inc.	1,179,508	0.2
4,939	CBL & Associates Properties, Inc.	125,401	0.0
3,507	Centerspace	211,086	0.0
11,004	Chatham Lodging Trust	76,698	0.0
9,672	City Office REIT, Inc.	51,649	0.0
5,861	Community Healthcare Trust, Inc.	97,468	0.0
92,768 (2)	Compass, Inc. - Class A	582,583	0.1
22,787	COPT Defense Properties	628,465	0.1
6,361	CTO Realty Growth, Inc.	109,791	0.0
19,763	Curbline Properties Corp.	451,189	0.1
46,641 (2)	Cushman & Wakefield PLC	516,316	0.1
42,947	DiamondRock Hospitality Co.	328,974	0.1
47,119	Diversified Healthcare Trust	168,686	0.0
16,017 (2)	Douglas Elliman, Inc.	37,159	0.0
32,862 (1)	Douglas Emmett, Inc.	494,245	0.1
8,066	Easterly Government Properties, Inc.	179,065	0.0
18,654	Elme Communities	296,599	0.1
28,687	Empire State Realty Trust, Inc. - Class A	232,078	0.1
39,790	Essential Properties Realty Trust, Inc.	1,269,699	0.3
17,145 (1)	eXp World Holdings, Inc.	156,020	0.0
9,936 (1)	Farmland Partners, Inc.	114,363	0.0
4,395 (2)	Forestar Group, Inc.	87,900	0.0
20,188 (1)	Four Corners Property Trust, Inc.	543,259	0.1
3,802 (2)	FRP Holdings, Inc.	102,236	0.0
10,976	Getty Realty Corp.	303,377	0.1
9,226	Gladstone Commercial Corp.	132,209	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
8,512 (1)	Gladstone Land Corp.	$86,567	0.0
14,123	Global Medical REIT, Inc.	97,872	0.0
41,024	Global Net Lease, Inc.	309,731	0.1
65,461	Hudson Pacific Properties, Inc.	179,363	0.0
46,222 (1)	Independence Realty Trust, Inc.	817,667	0.2
14,417	Industrial Logistics Properties Trust	65,597	0.0
5,737 (1)	Innovative Industrial Properties, Inc.	316,797	0.1
15,837	InvenTrust Properties Corp.	433,934	0.1
16,031 (1)	JBG SMITH Properties	277,336	0.1
25,062	Kennedy-Wilson Holdings, Inc.	170,422	0.0
44,117	Kite Realty Group Trust	999,250	0.2
58,631	L.P. Industrial Trust	484,292	0.1
9,344	LTC Properties, Inc.	323,396	0.1
51,353	Macerich Co.	830,892	0.2
5,400	Marcus & Millichap, Inc.	165,834	0.0
9,393	National Health Investors, Inc.	658,637	0.1
3,329 (1)(2)	NET Lease Office Properties	108,359	0.0
16,755 (1)	NetSTREIT Corp.	283,662	0.1
27,208	Newmark Group, Inc. - Class A	330,577	0.1
6,162 (1)	NexPoint Diversified Real Estate Trust	25,819	0.0
5,065	NexPoint Residential Trust, Inc.	168,766	0.0
4,740	One Liberty Properties, Inc.	113,096	0.0
29,027 (1)	Outfront Media, Inc.	473,721	0.1
41,267	Paramount Group, Inc.	251,729	0.1
8,201	Peakstone Realty Trust	108,335	0.0
24,410	Pebblebrook Hotel Trust	243,856	0.1
25,349	Phillips Edison & Co., Inc.	887,975	0.2
26,370	Piedmont Office Realty Trust, Inc. - Class A	192,237	0.0
8,988	Plymouth Industrial REIT, Inc.	144,347	0.0
16,051	PotlatchDeltic Corp.	615,877	0.1
3,791 (2)	RE/MAX Holdings, Inc. - Class A	31,010	0.0
22,331 (2)	Real Brokerage, Inc.	100,713	0.0
31,346	RLJ Lodging Trust	228,199	0.1
3,619	RMR Group, Inc. - Class A	59,171	0.0
11,782 (1)	Ryman Hospitality Properties, Inc.	1,162,530	0.2
48,186 (1)	Sabra Health Care REIT, Inc.	888,550	0.2
12,159	Safehold, Inc.	189,194	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
3,341	Saul Centers, Inc.	$114,062	0.0
33,519	Service Properties Trust	80,110	0.0
11,649 (1)	Sila Realty Trust, Inc.	275,732	0.1
9,847	SITE Centers Corp.	111,370	0.0
14,419	SL Green Realty Corp.	892,536	0.2
5,614 (1)	Smartstop Self Storage REIT, Inc.	203,395	0.0
7,724	St Joe Co.	368,435	0.1
1,833 (2)	Stratus Properties, Inc.	34,607	0.0
23,382 (1)	Summit Hotel Properties, Inc.	119,014	0.0
41,331	Sunstone Hotel Investors, Inc.	358,753	0.1
22,535	Tanger Factory Outlet Centers, Inc.	689,120	0.1
5,581 (2)	Tejon Ranch Co.	94,654	0.0
20,462 (1)	Terreno Realty Corp.	1,147,304	0.2
16,280	UMH Properties, Inc.	273,341	0.1
49,574	Uniti Group, Inc.	214,160	0.0
3,171	Universal Health Realty Income Trust	126,745	0.0
25,928	Urban Edge Properties	483,817	0.1
17,328	Veris Residential, Inc.	258,014	0.1
11,167	Whitestone REIT	139,364	0.0
21,218	Xenia Hotels & Resorts, Inc.	266,710	0.1
		31,630,263	6.0

	Utilities: 3.2%
11,530	ALLETE, Inc.	738,727	0.2
7,706	American States Water Co.	590,742	0.1
16,047	Avista Corp.	608,984	0.1
14,367	Black Hills Corp.	805,989	0.2
24,408	Brookfield Infrastructure Corp. - Class A	1,015,373	0.2
12,578 (2)	Cadiz, Inc.	37,608	0.0
12,060	California Water Service Group	548,489	0.1
4,726	Chesapeake Utilities Corp.	568,160	0.1
3,453 (1)	Consolidated Water Co. Ltd.	103,659	0.0
4,582	Genie Energy Ltd. - Class B	123,164	0.0
35,832 (1)(2)	Hawaiian Electric Industries, Inc.	380,894	0.1
7,541	MGE Energy, Inc.	666,926	0.1
3,770	Middlesex Water Co.	204,259	0.0
16,156 (2)	Montauk Renewables, Inc.	35,866	0.0
20,299	New Jersey Resources Corp.	909,801	0.2
8,177	Northwest Natural Holding Co.	324,790	0.1
12,490	NorthWestern Corp.	640,737	0.1
20,955 (2)	Oklo, Inc.	1,173,270	0.2
12,010	ONE Gas, Inc.	863,039	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Utilities: (continued)
12,429	Ormat Technologies, Inc.	$1,041,053	0.2
8,138 (1)	Otter Tail Corp.	627,358	0.1
18,610	PNM Resources, Inc.	1,048,115	0.2
21,942	Portland General Electric Co.	891,504	0.2
5,225 (2)	Pure Cycle Corp.	56,012	0.0
2,650	RGC Resources, Inc.	59,307	0.0
6,943	SJW Group	360,828	0.1
13,160	Southwest Gas Holdings, Inc.	978,972	0.2
11,588	Spire, Inc.	845,808	0.2
3,764	Unitil Corp.	196,293	0.0
3,777	York Water Co.	119,353	0.0
		16,565,080	3.2
	Total Common Stock
	(Cost $310,109,313)	520,032,128	99.1
RIGHTS: 0.0%
	Consumer Staples: —%
390 (3)(4)	GTX, Inc.	—	—

	Health Care: 0.0%
4,590 (3)(4)	Aduro Biotech - CVR	—	—
14,198 (3)(4)	Chinook Therapeutics, Inc. CVR	5,537	0.0
2,194 (3)(4)	Omniab, Inc. - 12.5 Earnout Shares	—	—
2,194 (3)(4)	Omniab, Inc. - 15 Earnout Shares	—	—
		5,537	0.0
	Total Rights
	(Cost $799)	5,537	0.0
WARRANTS: 0.0%
	Health Care: 0.0%
376	Pulse Biosciences, Inc.	2,298	0.0

	Total Warrants
	(Cost $—)	2,298	0.0

	Total Long-Term Investments
	(Cost $310,110,112)	520,039,963	99.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 19.3%
	Commercial Paper: 3.0%
900,000 (5)	ANZ Banking Group Ltd., 4.480%, 08/27/2025	900,051	0.2
950,000 (5)	Bank of Montreal, 4.510%, 09/05/2025	950,268	0.2
900,000 (5)	Commonwealth Bank of Australia, 4.510%, 08/11/2025	900,082	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
900,000 (5)	Credit Industriel et Commercial S.A., 4.420%, 07/14/2025	$898,491	0.2
900,000 (5)	DBS Bank Ltd., 4.430%, 09/03/2025	892,885	0.1
900,000 (5)	DNB Bank ASA, 4.540%, 12/09/2025	900,581	0.2
900,000 (5)	John Deere Financial, 4.400%, 08/20/2025	894,467	0.1
500,000 (5)	LLoyds Bank PLC, 4.570%, 12/17/2025	499,930	0.1
900,000 (5)	Macquarie Bank Ltd., 4.550%, 09/18/2025	900,077	0.2
950,000 (5)	National Australia Bank Ltd., 4.500%, 09/04/2025	950,019	0.2
900,000 (5)	Novartis Finance Corp., 4.370%, 07/14/2025	898,484	0.1
900,000 (5)	Skandinaviska Enskilda Banken AB, 4.570%, 12/11/2025	899,991	0.2
900,000 (5)	Societe Generale S.A., 4.650%, 10/24/2025	900,936	0.2
900,000 (5)	Svenska Handelsbanken AB, 4.500%, 09/10/2025	900,022	0.2
850,000 (5)	Swedbank AB, 4.580%, 12/10/2025	850,721	0.1
900,000 (5)	Toyota Motor Credit Corp., 4.490%, 08/11/2025	895,447	0.1
900,000 (5)	United Overseas Bank Ltd., 4.360%, 09/19/2025	900,041	0.2
900,000 (5)	Walmart, Inc., 4.340%, 07/07/2025	899,249	0.2
	Total Commercial Paper
	(Cost $15,831,742)	15,831,742	3.0

	Certificates of Deposits: 2.2%
900,000 (5)	Bank of America N.A., 4.530%, 08/05/2025	900,251	0.2
900,000 (5)	Barclays Bank PLC, 4.635%, 10/21/2025	900,524	0.2
900,000 (5)	BNP Paribas S.A., 4.504%, 09/15/2025	900,095	0.1
900,000 (5)	Canadian Imperial Bank of Commerce, 4.490%, 11/12/2025	900,606	0.2
900,000 (5)	Citibank N.A., 4.577%, 10/23/2025	900,959	0.2
950,000 (5)(6)	Cooperatieve Rabobank U.A., 4.671%, (SOFRRATE + 0.360%), 08/11/2025	950,319	0.2
900,000 (5)	DZ Bank AG, 4.439%, 08/15/2025	900,207	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Certificates of Deposits (continued)
900,000 (5)	Landesbank Baden-Wurttemberg, 4.540%, 11/17/2025	$900,146	0.1
900,000 (5)(6)	Mitsubishi UFJ Trust & Banking Corp. YCd, 4.533%, (SOFRRATE + 0.230%), 08/08/2025	900,121	0.1
900,000 (5)	Mizuho Bank Ltd., 4.511%, 08/08/2025	900,118	0.1
900,000 (5)	Natixis, 4.484%, 08/06/2025	900,240	0.2
900,000 (5)	Oversea-Chinese Banking Corporation Ltd., 4.530%, 11/14/2025	900,695	0.2
900,000 (5)	Sumitomo Mitsui Banking Corp., 4.468%, 08/20/2025	900,242	0.2
	Total Certificates of Deposits
	(Cost $11,754,523)	11,754,523	2.2

	Repurchase Agreements: 13.4%
10,642,612 (5)	Bethesda Securities, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $10,643,918, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-6.000%, Market Value plus accrued interest $10,855,464, due 10/01/27-02/01/57)	10,642,612	2.0
4,244,857 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $4,245,368, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $4,329,754, due 06/01/30-02/01/57)	4,244,857	0.8

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
7,721,187 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $7,722,116, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $7,875,611, due 08/15/34-06/01/55)	$7,721,187	1.5
2,594,029 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $2,594,341, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $2,645,910, due 03/01/34-05/01/55)	2,594,029	0.5
14,731,838 (5)	Marex Capital Markets Inc., Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $14,733,646, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $15,026,475, due 12/01/29-06/20/55)	14,731,838	2.8

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
8,401,589 (5)	Mirae Asset Securities (USA), Inc., Repurchase Agreement dated 06/30/2025, 4.470%, due 07/01/2025 (Repurchase Amount $8,402,618, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.318%, Market Value plus accrued interest $8,570,689, due 09/23/25-03/15/66)	$8,401,589	1.6
21,735,961 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $21,738,629, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $22,105,327, due 07/15/26-02/15/54)	21,735,961	4.2
	Total Repurchase Agreements (Cost $70,072,073)	70,072,073	13.4
			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.7%
3,831,000 (7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230%
	(Cost $3,831,000)	$3,831,000	0.7
	Total Short-Term Investments
	(Cost $101,489,338)	101,489,338	19.3
	Total Investments in Securities
	(Cost $411,599,450)	$621,529,301	118.4
	Liabilities in Excess of Other Assets	(96,401,033)	(18.4)
	Net Assets	$525,128,268	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2025, the Portfolio held restricted securities with a fair value of $43,134 or —% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Variable rate security. Rate shown is the rate in effect as of June 30, 2025.
(7)	Rate shown is the 7-day yield as of June 30, 2025.

Reference Rate Abbreviations:

SOFRRATE     1-day Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$13,732,010	—	$—	$13,732,010
Consumer Discretionary	52,134,498	—	—	52,134,498
Consumer Staples	11,906,549	—	—	11,906,549
Energy	25,571,120	—	—	25,571,120
Financials	100,087,746	—	—	100,087,746
Health Care	82,978,949	—	77,236	83,056,185
Industrials	88,890,024	—	—	88,890,024
Information Technology	76,791,653	—	—	76,791,653
Materials	19,667,000	—	—	19,667,000
Real Estate	31,630,263	—	—	31,630,263
Utilities	16,565,080	—	—	16,565,080
Total Common Stock	519,954,892	—	77,236	520,032,128
Rights	—	—	5,537	5,537
Warrants	—	2,298	—	2,298
Short-Term Investments	3,831,000	97,658,338	—	101,489,338
Total Investments, at fair value	$523,785,892	$97,660,636	$82,773	$621,529,301
Other Financial Instruments+
Futures	154,846	—	—	154,846
Total Assets	$523,940,738	$97,660,636	$82,773	$621,684,147

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2025, Voya Russell™ Small Cap Index Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech - CVR	10/6/2020	$—	$—
Cartesian Therapeutics, Inc. CVR	12/12/2023	—	5,592
Chinook Therapeutics, Inc. CVR	8/14/2023	—	5,537
GTX, Inc.	6/10/2019	800	—
Inhibrx, Inc. CVR	5/31/2024	—	32,005
Omniab, Inc. - 12.5 Earnout Shares	11/2/2022	—	—
Omniab, Inc. - 15 Earnout Shares	11/2/2022	—	—
		$800	$43,134

At June 30, 2025, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
E-mini-Russell 2000 Index	65	09/19/25	$7,123,025	$154,846
			$7,123,025	$154,846

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$154,846
Total Asset Derivatives		$154,846

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(783,826)
Total	$(783,826)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$463,737
Total	$463,737

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $420,652,270.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$254,193,889
Gross Unrealized Depreciation	(53,162,012)
Net Unrealized Appreciation	$201,031,877

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2025 (Unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. TREASURY OBLIGATIONS: 38.2%
	United States Treasury Bonds: 2.7%
857,600	3.875%, 08/15/2040	$789,226	0.1
3,551,000	4.250%, 02/15/2054	3,240,288	0.2
8,962,000	4.625%, 05/15/2044	8,791,512	0.6
5,686,500	4.625%, 02/15/2055	5,537,229	0.4
3,525,200	4.750%, 02/15/2045	3,507,574	0.3
14,669,200	5.000%, 05/15/2045	15,071,457	1.1
		36,937,286	2.7
	United States Treasury Notes: 35.5%
8,078,000	3.375%, 09/15/2027	8,023,411	0.6
65,961,400	3.750%, 06/30/2027	66,005,202	4.7
40,684,400	3.750%, 05/15/2028	40,751,148	2.9
98,174,800 (1)	3.875%, 06/15/2028	98,700,188	7.1
52,762,500	3.875%, 06/30/2030	52,966,543	3.8
4,905,800	4.000%, 04/30/2032	4,913,082	0.4
146,506,500	4.000%, 06/30/2032	146,632,405	10.6
15,389,400 (1)	4.125%, 06/15/2026	15,409,768	1.1
50,112,000	4.250%, 05/15/2035	50,194,215	3.6
9,871,000	4.375%, 07/15/2027	9,995,544	0.7
134,000	4.625%, 06/15/2027	136,240	0.0
		493,727,746	35.5
	Total U.S. Treasury
	Obligations
	(Cost $528,563,237)	530,665,032	38.2
U.S. GOVERNMENT AGENCY OBLIGATIONS: 25.8%
	Federal Agricultural Mortgage Corporation: 0.1%
2,050,000	1.620%, 09/04/2025	2,039,724	0.1
	Federal Farm Credit Banks Funding Corporation: 0.4%
2,648,000	2.310%, 07/14/2036	2,093,697	0.2
2,635,000	2.400%, 09/21/2026	2,583,108	0.2
338,000	3.400%, 04/25/2034	311,130	0.0
		4,987,935	0.4
	Federal Home Loan Bank: 0.3%
3,110,000	1.100%, 08/20/2026	3,009,745	0.2
1,175,000	3.500%, 06/11/2032	1,131,252	0.1
		4,140,997	0.3
	Federal Home Loan Mortgage Association: 0.1%(2)
473,000	6.625%, 11/15/2030	535,407	0.0
565,000	7.125%, 01/15/2030	642,813	0.1
		1,178,220	0.1
	Federal Home Loan Mortgage Corporation: 2.7%(2)
1,304,427	3.000%, 04/01/2045	1,167,997	0.1
1,334,367	3.000%, 04/01/2045	1,193,148	0.1
4,864,663	3.000%, 05/01/2045	4,347,811	0.3
2,156,564	3.000%, 11/01/2046	1,930,292	0.2
2,486,163	3.000%, 11/01/2047	2,226,715	0.2
84,988	3.500%, 01/01/2042	79,970	0.0
297,297	3.500%, 01/01/2042	280,056	0.0
1,155,738	3.500%, 08/01/2042	1,070,568	0.1
4,917,155	3.500%, 04/01/2043	4,588,190	0.4
4,711,814	3.500%, 02/01/2044	4,396,481	0.3
1,788,083	3.500%, 12/01/2046	1,651,967	0.1
933,507	3.500%, 12/01/2047	858,131	0.1
31,161	4.000%, 08/01/2040	30,179	0.0
261,363	4.000%, 04/01/2041	253,051	0.0
363,129	4.000%, 05/01/2041	350,826	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
23,724	4.000%, 08/01/2041	$22,959	0.0
139,314	4.000%, 01/01/2042	134,565	0.0
544,928	4.000%, 03/01/2042	526,973	0.1
29,152	4.000%, 12/01/2042	28,143	0.0
487,553	4.000%, 02/01/2044	470,681	0.1
166,370	4.000%, 07/01/2045	158,160	0.0
110,661	4.000%, 09/01/2045	105,154	0.0
149,336	4.000%, 09/01/2045	140,520	0.0
152,997	4.000%, 09/01/2045	144,887	0.0
1,853,099	4.000%, 11/01/2045	1,760,307	0.2
403,487	4.000%, 05/01/2046	383,116	0.1
106,993	4.000%, 11/01/2047	101,230	0.0
153,142	4.000%, 03/01/2048	145,331	0.0
19,498	4.500%, 03/01/2039	19,489	0.0
55,515	4.500%, 08/01/2039	55,487	0.0
62,529	4.500%, 09/01/2039	62,497	0.0
124,124	4.500%, 09/01/2039	124,062	0.0
143,137	4.500%, 09/01/2039	143,065	0.0
109,490	4.500%, 10/01/2039	108,990	0.0
184,590	4.500%, 12/01/2039	184,479	0.0
55,990	4.500%, 03/01/2040	55,939	0.0
149,407	4.500%, 04/01/2040	149,194	0.0
27,883	4.500%, 06/01/2040	27,843	0.0
111,141	4.500%, 07/01/2040	110,982	0.0
186,112	4.500%, 07/01/2040	185,847	0.0
47,631	4.500%, 08/01/2040	47,558	0.0
117,124	4.500%, 08/01/2040	116,981	0.0
55,524	4.500%, 03/01/2041	55,359	0.0
149,075	4.500%, 03/01/2041	148,403	0.0
71,068	4.500%, 04/01/2041	70,835	0.0
223,490	4.500%, 06/01/2041	222,482	0.0
153,218	4.500%, 07/01/2041	152,763	0.0
22,689	4.500%, 08/01/2041	22,103	0.0
375,357	4.500%, 08/01/2041	368,467	0.1
303,785	4.500%, 07/01/2048	295,446	0.0
8,701	5.000%, 03/01/2034	8,764	0.0
31,493	5.000%, 12/01/2034	31,978	0.0
33,693	5.000%, 08/01/2035	34,212	0.0
119,336	5.000%, 08/01/2035	121,174	0.0
32,280	5.000%, 10/01/2035	32,837	0.0
36,647	5.000%, 10/01/2035	37,242	0.0
46,756	5.000%, 10/01/2035	47,476	0.0
90,218	5.000%, 12/01/2035	91,738	0.0
14,353	5.000%, 04/01/2036	14,609	0.0
39,468	5.000%, 11/01/2036	40,109	0.0
31,531	5.000%, 02/01/2037	32,095	0.0
22,086	5.000%, 05/01/2037	22,481	0.0
323,793	5.000%, 10/01/2037	329,115	0.0
61,980	5.000%, 03/01/2038	63,012	0.0
177,935	5.000%, 03/01/2038	181,119	0.0
197,813	5.000%, 03/01/2038	201,351	0.0
45,058	5.000%, 04/01/2038	45,864	0.0
6,286	5.000%, 10/01/2038	6,385	0.0
22,588	5.000%, 06/01/2040	22,910	0.0
58,403	5.000%, 08/01/2040	59,233	0.0
136,189	5.000%, 04/01/2041	138,127	0.0
33,533	5.490%, 02/01/2037	34,537	0.0
26,509	5.500%, 09/01/2034	27,274	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
43,243	5.500%, 01/01/2035	$43,841	0.0
16,410	5.500%, 09/01/2035	16,965	0.0
334,822	5.500%, 09/01/2035	346,151	0.0
215,260	5.500%, 10/01/2035	221,860	0.0
32,516	5.500%, 03/01/2036	33,577	0.0
102,198	5.500%, 03/01/2036	105,656	0.0
20,477	5.500%, 05/01/2036	21,141	0.0
86,143	5.500%, 06/01/2036	88,880	0.0
1,625	5.500%, 07/01/2036	1,675	0.0
5,619	5.500%, 07/01/2036	5,809	0.0
30,921	5.500%, 07/01/2036	31,869	0.0
6,013	5.500%, 10/01/2036	6,216	0.0
39,538	5.500%, 11/01/2036	40,853	0.0
3,148	5.500%, 12/01/2036	3,233	0.0
20,303	5.500%, 12/01/2036	20,983	0.0
28,316	5.500%, 12/01/2036	29,263	0.0
4,606	5.500%, 02/01/2037	4,746	0.0
27,847	5.500%, 02/01/2037	28,756	0.0
8,703	5.500%, 05/01/2037	8,982	0.0
1,133	5.500%, 06/01/2037	1,169	0.0
14,620	5.500%, 12/01/2037	15,050	0.0
7,418	5.500%, 03/01/2038	7,627	0.0
2,279	5.500%, 06/01/2038	2,340	0.0
4,598	5.500%, 06/01/2038	4,722	0.0
4,308	5.500%, 08/01/2038	4,377	0.0
376	5.500%, 10/01/2038	386	0.0
282,916	5.500%, 11/01/2038	290,999	0.0
4,681	5.500%, 12/01/2038	4,805	0.0
6,098	5.500%, 12/01/2038	6,262	0.0
6,836	5.500%, 12/01/2038	7,058	0.0
7,874	5.500%, 01/01/2039	8,115	0.0
47,674	5.500%, 01/01/2039	49,036	0.0
29,681	5.500%, 01/01/2040	30,505	0.0
29,906	5.500%, 01/01/2040	30,701	0.0
27,954	5.500%, 03/01/2040	28,696	0.0
90,399	5.500%, 01/01/2041	92,577	0.0
38,759	5.750%, 05/01/2037	38,705	0.0
33,059	5.800%, 08/01/2037	34,420	0.0
30,467	5.800%, 09/01/2037	31,734	0.0
60,336	5.800%, 09/01/2037	62,763	0.0
744	6.000%, 04/01/2028	758	0.0
10,450	6.000%, 07/01/2028	10,632	0.0
77	6.000%, 04/01/2036	79	0.0
1,341	6.000%, 04/01/2036	1,409	0.0
4,019	6.000%, 04/01/2036	4,221	0.0
11,844	6.000%, 06/01/2036	12,445	0.0
3,935	6.000%, 07/01/2036	4,132	0.0
792	6.000%, 08/01/2036	806	0.0
3,901	6.000%, 08/01/2036	4,096	0.0
21,181	6.000%, 08/01/2036	21,855	0.0
23,853	6.000%, 01/01/2037	25,048	0.0
19,878	6.000%, 02/01/2037	20,874	0.0
1,057	6.000%, 04/01/2037	1,110	0.0
937	6.000%, 06/01/2037	981	0.0
3,269	6.000%, 06/01/2037	3,402	0.0
81	6.000%, 07/01/2037	85	0.0
3,129	6.000%, 07/01/2037	3,286	0.0
683	6.000%, 08/01/2037	718	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
1,252	6.000%, 08/01/2037	$1,315	0.0
2,873	6.000%, 08/01/2037	3,017	0.0
4,728	6.000%, 08/01/2037	4,906	0.0
107,354	6.000%, 08/01/2037	112,238	0.0
841	6.000%, 09/01/2037	883	0.0
1,667	6.000%, 09/01/2037	1,696	0.0
2,392	6.000%, 09/01/2037	2,512	0.0
4,282	6.000%, 10/01/2037	4,496	0.0
5,062	6.000%, 10/01/2037	5,315	0.0
7,221	6.000%, 10/01/2037	7,440	0.0
978	6.000%, 11/01/2037	1,004	0.0
1,345	6.000%, 11/01/2037	1,412	0.0
20,035	6.000%, 11/01/2037	21,040	0.0
34,954	6.000%, 12/01/2037	36,219	0.0
1,060	6.000%, 01/01/2038	1,108	0.0
4,469	6.000%, 01/01/2038	4,638	0.0
7,650	6.000%, 01/01/2038	8,033	0.0
6,040	6.000%, 05/01/2038	6,232	0.0
628	6.000%, 06/01/2038	659	0.0
3,982	6.000%, 07/01/2038	4,116	0.0
15,950	6.000%, 07/01/2038	16,747	0.0
415	6.000%, 09/01/2038	436	0.0
3,791	6.000%, 09/01/2038	3,980	0.0
156,008	6.000%, 09/01/2038	160,655	0.0
5,184	6.000%, 11/01/2038	5,380	0.0
77,813	6.000%, 01/01/2039	81,465	0.0
46,921	6.000%, 04/01/2039	48,918	0.0
28,936	6.000%, 08/01/2039	30,064	0.0
19,796	6.000%, 10/01/2039	20,887	0.0
9,419	6.000%, 11/01/2039	9,890	0.0
24,365	6.000%, 11/01/2039	24,935	0.0
832	6.000%, 12/01/2039	871	0.0
27,935	6.000%, 05/01/2040	29,331	0.0
47,345	6.150%, 12/01/2037	49,103	0.0
14,399	6.150%, 01/01/2038	14,561	0.0
67,865	6.150%, 02/01/2038	70,451	0.0
494,000 (1)	6.250%, 07/15/2032	560,423	0.1
4,589	6.500%, 06/01/2036	4,832	0.0
1,040	6.500%, 08/01/2036	1,077	0.0
405	6.500%, 10/01/2036	422	0.0
15,131	6.500%, 10/01/2036	15,932	0.0
5,528	6.500%, 07/01/2037	5,764	0.0
3,683	6.500%, 09/01/2037	3,867	0.0
1,508	6.500%, 10/01/2037	1,576	0.0
2,394	6.500%, 11/01/2037	2,530	0.0
1,690	6.500%, 04/01/2038	1,790	0.0
7,114	6.500%, 04/01/2038	7,619	0.0
220	6.500%, 05/01/2038	231	0.0
632	6.500%, 08/01/2038	667	0.0
98	6.500%, 10/01/2038	102	0.0
3,688	6.500%, 11/01/2038	3,889	0.0
3,910	6.500%, 12/01/2038	4,109	0.0
5,932	6.500%, 12/01/2038	6,210	0.0
46,972	6.500%, 12/01/2038	49,223	0.0
181,137	6.500%, 12/01/2038	189,183	0.0
1,930	6.500%, 01/01/2039	2,051	0.0
815,000 (1)	6.750%, 09/15/2029	908,190	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
199,456 (3)	6.775%, (RFUCCT1Y +
	1.900%), 02/01/2042	$205,417	0.0
		37,598,818	2.7

	Federal National Mortgage Association: 0.2%(2)
524,171	2.170%, 05/01/2030	478,736	0.0
574,092	2.170%, 05/01/2030	525,233	0.0
758,297	2.560%, 09/01/2029	712,743	0.1
477,391	3.000%, 09/01/2046	415,788	0.0
558,479	3.720%, 10/01/2029	553,045	0.0
744,483	4.630%, 11/01/2029	754,686	0.1
30,908	5.700%, 07/01/2036	30,977	0.0
		3,471,208	0.2

	Government National Mortgage Association: 5.8%
2,426,586	2.000%, 12/20/2050	1,978,290	0.2
5,526,898	2.000%, 02/20/2051	4,508,811	0.3
8,409,621	2.000%, 02/20/2052	6,856,736	0.5
1,429,696	2.500%, 03/20/2051	1,216,568	0.1
2,217,522	2.500%, 05/20/2051	1,887,110	0.1
2,043,938	2.500%, 08/20/2051	1,738,668	0.1
2,091,711	2.500%, 10/20/2051	1,779,300	0.1
2,848,380	2.500%, 11/20/2051	2,422,950	0.2
2,266,626	2.500%, 04/20/2052	1,928,073	0.2
1,288,869	3.000%, 07/20/2045	1,158,823	0.1
1,431,208	3.000%, 10/20/2051	1,268,271	0.1
1,468,798	3.000%, 10/20/2051	1,271,637	0.1
3,292,044	3.000%, 11/20/2051	2,850,144	0.2
2,066,198	3.000%, 12/20/2051	1,829,686	0.1
1,557,421	3.000%, 03/20/2052	1,376,686	0.1
1,141,693	3.500%, 03/20/2047	1,068,760	0.1
1,365,542	3.500%, 09/20/2047	1,251,263	0.1
4,886,107	3.500%, 03/20/2048	4,502,054	0.3
916,866	4.000%, 10/20/2043	880,041	0.1
473,930	4.000%, 03/20/2046	443,210	0.0
820,528	4.000%, 03/20/2046	776,309	0.1
2,937,883	4.000%, 09/20/2052	2,747,316	0.2
316,713	4.500%, 02/20/2041	314,427	0.0
95,594	4.500%, 03/20/2041	94,905	0.0
365,046	4.500%, 05/20/2041	362,412	0.0
290,745	4.500%, 06/20/2041	287,042	0.0
469,074	4.500%, 07/20/2041	465,689	0.0
351,444	4.500%, 09/20/2041	348,908	0.0
606,900	4.500%, 10/20/2041	602,520	0.1
750,151	4.500%, 01/20/2050	728,782	0.1
2,857,671	4.500%, 07/20/2052	2,757,602	0.2
4,546	5.000%, 10/15/2037	4,602	0.0
1,040	5.000%, 04/15/2038	1,050	0.0
21,423	5.000%, 03/15/2039	21,718	0.0
28,722	5.000%, 08/15/2039	29,476	0.0
229,417	5.000%, 09/15/2039	232,460	0.0
294,150	5.000%, 09/15/2039	298,200	0.0
262,305	5.000%, 02/15/2040	265,301	0.0
121,630	5.000%, 04/15/2040	122,640	0.0
441,728	5.000%, 06/15/2040	445,436	0.0
9,419	5.000%, 07/15/2040	9,495	0.0
122,431	5.000%, 04/15/2042	123,081	0.0
222,230	5.000%, 04/20/2042	225,083	0.0
178,661	5.000%, 06/20/2048	175,832	0.0
4,030,457	5.000%, 05/20/2053	3,974,313	0.3

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
6,322,105	5.000%, 10/20/2054	$6,215,973	0.5
11,189	5.500%, 07/20/2038	11,444	0.0
146,146	5.500%, 09/20/2039	150,094	0.0
11,237	5.500%, 10/20/2039	11,540	0.0
6,704	5.500%, 11/20/2039	6,885	0.0
249,084	5.500%, 11/20/2039	255,812	0.0
3,711	5.500%, 12/20/2040	3,793	0.0
13,244	5.500%, 01/20/2041	13,602	0.0
78,820	5.500%, 03/20/2041	80,948	0.0
120,396	5.500%, 04/20/2041	123,647	0.0
186,422	5.500%, 05/20/2041	191,455	0.0
190,190	5.500%, 06/20/2041	195,328	0.0
3,595,345	5.500%, 04/20/2053	3,620,850	0.3
2,758,130	5.500%, 05/20/2053	2,776,882	0.2
5,362	6.000%, 10/15/2036	5,636	0.0
14,134	6.000%, 08/15/2037	14,676	0.0
13,240	6.000%, 11/15/2037	13,835	0.0
3,337	6.000%, 12/15/2037	3,445	0.0
1,613	6.000%, 01/15/2038	1,666	0.0
15,551	6.000%, 01/15/2038	16,347	0.0
180	6.000%, 02/15/2038	187	0.0
11,194	6.000%, 02/15/2038	11,766	0.0
35,504	6.000%, 02/15/2038	36,688	0.0
62,688	6.000%, 05/15/2038	65,895	0.0
70,314	6.000%, 05/15/2038	73,029	0.0
7,072	6.000%, 07/15/2038	7,329	0.0
24,509	6.000%, 09/15/2038	25,679	0.0
305,334	6.000%, 08/20/2040	319,294	0.0
2,618,810	6.000%, 08/20/2053	2,673,477	0.2
2,675,608	6.000%, 07/20/2054	2,722,137	0.2
2,045,047	6.500%, 10/20/2053	2,106,167	0.2
1,051,825	6.500%, 08/20/2054	1,081,999	0.1
		80,469,185	5.8

	Tennessee Valley Authority: 0.3%
200,000	5.250%, 02/01/2055	195,515	0.0
10,000	6.150%, 01/15/2038	11,321	0.0
2,938,000	7.125%, 05/01/2030	3,361,684	0.3
		3,568,520	0.3

	Uniform Mortgage-Backed Securities: 15.9%
5,431,711	1.500%, 11/01/2050	4,095,373	0.3
14,146,638	2.000%, 12/01/2036	12,934,900	0.9
9,688,360	2.000%, 11/01/2040	8,428,075	0.6
443,015	2.000%, 05/01/2051	352,132	0.0
3,444,645	2.000%, 05/01/2051	2,776,021	0.2
7,385,864	2.000%, 09/01/2051	5,873,957	0.4
6,447,764	2.000%, 11/01/2051	5,202,343	0.4
4,567,551	2.000%, 01/01/2052	3,678,505	0.3
8,342,892	2.000%, 01/01/2052	6,712,640	0.5
1,298,007	2.000%, 02/01/2052	1,043,508	0.1
2,793,615	2.000%, 02/01/2052	2,242,474	0.2
2,950,756	2.000%, 02/01/2052	2,372,099	0.2
5,101,090	2.000%, 02/01/2052	4,108,144	0.3
5,925,136	2.000%, 02/01/2052	4,780,583	0.4
7,056,507	2.000%, 02/01/2052	5,677,539	0.4
1,483,748	2.000%, 03/01/2052	1,193,807	0.1
1,930,400	2.000%, 03/01/2052	1,543,816	0.1
2,452,359	2.000%, 04/01/2052	1,978,618	0.2
351,649	2.500%, 09/01/2027	345,092	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
594,506	2.500%, 06/01/2030	$575,609	0.1
806,519	2.500%, 06/01/2030	780,516	0.1
332,288	2.500%, 07/01/2030	321,424	0.0
3,563,418	2.500%, 04/01/2037	3,331,417	0.3
4,840,299	2.500%, 06/01/2050	4,084,425	0.3
8,580,618	2.500%, 08/01/2050	7,242,192	0.5
199,974	2.500%, 11/01/2050	168,972	0.0
1,733,520	2.500%, 05/01/2051	1,457,060	0.1
868,000	2.500%, 09/01/2051	730,602	0.1
4,456,527	2.500%, 11/01/2051	3,744,904	0.3
4,096,757	2.500%, 12/01/2051	3,452,774	0.3
4,569,775	2.500%, 01/01/2052	3,830,151	0.3
971,449	2.500%, 02/01/2052	815,529	0.1
1,300,779	2.500%, 02/01/2052	1,091,732	0.1
1,639,429	2.500%, 02/01/2052	1,384,064	0.1
2,033,434	2.500%, 02/01/2052	1,707,055	0.1
1,313,763	2.500%, 03/01/2052	1,102,731	0.1
1,747,394	2.500%, 03/01/2052	1,464,332	0.1
5,222,646	2.500%, 03/01/2052	4,388,251	0.3
3,372,535	2.500%, 04/01/2052	2,820,599	0.2
63,430	3.000%, 06/01/2026	62,887	0.0
916,477	3.000%, 08/01/2030	897,664	0.1
355,950	3.000%, 09/01/2030	348,010	0.0
2,712,702	3.000%, 08/01/2035	2,618,327	0.2
4,987,829	3.000%, 12/01/2042	4,513,161	0.3
2,122,159	3.000%, 07/01/2043	1,917,122	0.1
972,818	3.000%, 09/01/2043	879,454	0.1
1,258,346	3.000%, 07/01/2046	1,127,899	0.1
451,280	3.000%, 08/01/2046	403,660	0.0
1,942,299	3.000%, 01/01/2052	1,696,769	0.1
2,119,622	3.000%, 06/01/2052	1,837,152	0.1
250,002	3.500%, 05/01/2029	246,860	0.0
347,440	3.500%, 03/01/2041	327,029	0.0
384,546	3.500%, 12/01/2041	361,553	0.0
397,075	3.500%, 01/01/2042	373,209	0.0
926,970	3.500%, 10/01/2042	869,899	0.1
3,003,582	3.500%, 10/01/2042	2,824,571	0.2
2,148,904	3.500%, 11/01/2042	2,016,818	0.2
1,098,579	3.500%, 01/01/2046	1,019,799	0.1
830,633	3.500%, 02/01/2046	770,380	0.1
1,705,222	3.500%, 02/01/2046	1,583,643	0.1
837,189	3.500%, 02/01/2052	759,003	0.1
678,071	3.500%, 03/01/2052	619,190	0.1
65,268	4.000%, 10/01/2040	63,107	0.0
212,273	4.000%, 10/01/2040	205,203	0.0
2,397,197	4.000%, 11/01/2040	2,315,859	0.2
312,166	4.000%, 12/01/2040	301,834	0.0
373,640	4.000%, 12/01/2040	361,079	0.0
401,923	4.000%, 02/01/2041	388,620	0.0
122,767	4.000%, 03/01/2041	118,678	0.0
120,944	4.000%, 04/01/2041	116,853	0.0
92,418	4.000%, 09/01/2041	89,253	0.0
255,013	4.000%, 11/01/2041	246,096	0.0
93,021	4.000%, 12/01/2041	89,855	0.0
311,508	4.000%, 01/01/2042	300,680	0.0
141,223	4.000%, 07/01/2042	136,344	0.0
406,343	4.000%, 12/01/2042	391,923	0.0
610,439	4.000%, 07/01/2043	587,891	0.1
305,429	4.000%, 02/01/2044	288,251	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
388,716	4.000%, 02/01/2044	$374,519	0.0
69,139	4.000%, 03/01/2044	65,230	0.0
297,997	4.000%, 05/01/2045	282,968	0.0
1,707,156	4.000%, 06/01/2045	1,620,171	0.1
248,310	4.000%, 07/01/2045	236,377	0.0
355,359	4.000%, 07/01/2045	337,498	0.0
497,740	4.000%, 07/01/2045	472,894	0.0
582,615	4.000%, 07/01/2045	555,577	0.1
568,717	4.000%, 02/01/2046	539,622	0.0
1,004,446	4.000%, 02/01/2048	951,741	0.1
60,420	4.000%, 03/01/2048	57,179	0.0
265,528	4.000%, 03/01/2048	251,544	0.0
1,767,064	4.000%, 05/01/2052	1,647,555	0.1
6,663	4.500%, 07/01/2026	6,644	0.0
1,910	4.500%, 06/01/2034	1,902	0.0
5,296	4.500%, 05/01/2035	5,260	0.0
688	4.500%, 03/01/2038	687	0.0
193	4.500%, 05/01/2038	191	0.0
3,485	4.500%, 06/01/2038	3,470	0.0
7,021	4.500%, 07/01/2038	6,975	0.0
11,202	4.500%, 09/01/2038	11,065	0.0
91,972	4.500%, 03/01/2039	91,794	0.0
6,259	4.500%, 04/01/2039	6,247	0.0
7,851	4.500%, 04/01/2039	7,838	0.0
156,760	4.500%, 07/01/2039	156,489	0.0
401,458	4.500%, 09/01/2039	400,599	0.0
347,361	4.500%, 10/01/2039	346,619	0.0
81,246	4.500%, 12/01/2039	81,106	0.0
92,307	4.500%, 12/01/2039	92,147	0.0
114,466	4.500%, 12/01/2039	114,233	0.0
76,428	4.500%, 03/01/2040	76,217	0.0
73,570	4.500%, 10/01/2040	72,921	0.0
81,308	4.500%, 10/01/2040	81,084	0.0
83,535	4.500%, 10/01/2040	83,296	0.0
124,658	4.500%, 03/01/2041	123,028	0.0
65,436	4.500%, 06/01/2041	65,121	0.0
74,066	4.500%, 06/01/2041	73,877	0.0
653,822	4.500%, 06/01/2041	649,870	0.1
30,191	4.500%, 07/01/2041	30,009	0.0
59,605	4.500%, 07/01/2041	58,840	0.0
706,917	4.500%, 07/01/2041	701,190	0.1
44,610	4.500%, 08/01/2041	44,533	0.0
259,428	4.500%, 08/01/2041	258,580	0.0
373,139	4.500%, 08/01/2041	371,229	0.0
2,588,293	4.500%, 08/01/2052	2,493,037	0.2
91	5.000%, 03/01/2027	91	0.0
833,195	5.000%, 04/01/2039	840,404	0.1
1,250,743	5.000%, 05/01/2042	1,271,354	0.1
1,721,260	5.000%, 09/01/2052	1,696,233	0.1
7,881,491	5.000%, 09/01/2052	7,756,607	0.6
275	5.500%, 07/01/2027	276	0.0
72	5.500%, 08/01/2027	72	0.0
22,588	5.500%, 03/01/2034	22,893	0.0
35,460	5.500%, 04/01/2034	35,781	0.0
13,453	5.500%, 11/01/2034	13,825	0.0
13,704	5.500%, 12/01/2034	14,094	0.0
167,713	5.500%, 02/01/2035	172,764	0.0
26,436	5.500%, 05/01/2035	27,297	0.0
24,239	5.500%, 09/01/2035	25,030	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
100,121	5.500%, 09/01/2035	$102,731	0.0
19,841	5.500%, 04/01/2036	20,488	0.0
31,502	5.500%, 04/01/2036	32,529	0.0
6,672	5.500%, 05/01/2036	6,890	0.0
12,427	5.500%, 06/01/2036	12,790	0.0
81,956	5.500%, 07/01/2036	84,424	0.0
48,613	5.500%, 11/01/2036	50,199	0.0
69,535	5.500%, 12/01/2036	71,802	0.0
138,745	5.500%, 12/01/2036	143,102	0.0
23,453	5.500%, 01/01/2037	24,217	0.0
19,772	5.500%, 03/01/2037	20,397	0.0
99,849	5.500%, 03/01/2037	103,005	0.0
216,400	5.500%, 03/01/2037	223,196	0.0
84,646	5.500%, 08/01/2037	87,405	0.0
222	5.500%, 01/01/2038	228	0.0
258	5.500%, 01/01/2038	265	0.0
1,288	5.500%, 01/01/2038	1,324	0.0
3,612	5.500%, 03/01/2038	3,708	0.0
3,497	5.500%, 05/01/2038	3,579	0.0
12,876	5.500%, 06/01/2038	13,264	0.0
337,808	5.500%, 09/01/2038	347,257	0.0
106,236	5.500%, 12/01/2038	108,924	0.0
22,701	5.500%, 06/01/2039	23,312	0.0
32,422	5.500%, 05/01/2040	33,163	0.0
200,285	5.500%, 06/01/2040	204,865	0.0
4,022,970	5.500%, 06/01/2053	4,031,106	0.3
4,357,113	5.500%, 08/01/2053	4,365,262	0.3
7,128,187	5.500%, 09/01/2053	7,142,071	0.5
536,132	5.500%, 04/01/2054	537,852	0.0
2,486	6.000%, 01/01/2034	2,559	0.0
19,041	6.000%, 12/01/2034	19,884	0.0
4,921	6.000%, 05/01/2035	5,065	0.0
12,087	6.000%, 01/01/2036	12,395	0.0
24,601	6.000%, 01/01/2036	25,319	0.0
4,630	6.000%, 02/01/2036	4,840	0.0
9,189	6.000%, 03/01/2036	9,595	0.0
12,256	6.000%, 03/01/2036	12,977	0.0
4,377	6.000%, 04/01/2036	4,590	0.0
31,794	6.000%, 05/01/2036	33,344	0.0
93	6.000%, 06/01/2036	97	0.0
1,300	6.000%, 08/01/2036	1,345	0.0
7,593	6.000%, 08/01/2036	7,964	0.0
5,503	6.000%, 09/01/2036	5,771	0.0
16,561	6.000%, 09/01/2036	17,370	0.0
30,175	6.000%, 09/01/2036	31,506	0.0
5,833	6.000%, 10/01/2036	6,091	0.0
49,902	6.000%, 12/01/2036	51,327	0.0
228,029	6.000%, 12/01/2036	239,161	0.0
5,879	6.000%, 01/01/2037	6,051	0.0
4,299	6.000%, 02/01/2037	4,431	0.0
4,110	6.000%, 04/01/2037	4,252	0.0
30,432	6.000%, 07/01/2037	31,920	0.0
75	6.000%, 08/01/2037	76	0.0
1,149	6.000%, 08/01/2037	1,201	0.0
7,127	6.000%, 08/01/2037	7,476	0.0
157	6.000%, 09/01/2037	164	0.0
444	6.000%, 09/01/2037	457	0.0
806	6.000%, 09/01/2037	833	0.0
3,500	6.000%, 09/01/2037	3,660	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
5,441	6.000%, 09/01/2037	$5,629	0.0
114	6.000%, 10/01/2037	119	0.0
753	6.000%, 10/01/2037	787	0.0
880	6.000%, 10/01/2037	918	0.0
1,613	6.000%, 10/01/2037	1,679	0.0
782	6.000%, 11/01/2037	795	0.0
4,760	6.000%, 11/01/2037	4,930	0.0
5,043	6.000%, 11/01/2037	5,173	0.0
6,943	6.000%, 11/01/2037	7,266	0.0
17,859	6.000%, 11/01/2037	18,731	0.0
1,915	6.000%, 12/01/2037	1,991	0.0
8,338	6.000%, 12/01/2037	8,739	0.0
12,595	6.000%, 12/01/2037	13,211	0.0
20,859	6.000%, 12/01/2037	21,879	0.0
3,760	6.000%, 01/01/2038	3,856	0.0
627	6.000%, 02/01/2038	643	0.0
32,149	6.000%, 02/01/2038	33,487	0.0
1,923	6.000%, 03/01/2038	1,974	0.0
53,090	6.000%, 03/01/2038	54,603	0.0
5,847	6.000%, 04/01/2038	6,106	0.0
105,803	6.000%, 04/01/2038	110,976	0.0
6,457	6.000%, 05/01/2038	6,636	0.0
8,918	6.000%, 05/01/2038	9,351	0.0
899	6.000%, 06/01/2038	928	0.0
6,225	6.000%, 07/01/2038	6,447	0.0
19,898	6.000%, 07/01/2038	20,627	0.0
657	6.000%, 08/01/2038	677	0.0
1,102	6.000%, 08/01/2038	1,156	0.0
5,532	6.000%, 09/01/2038	5,685	0.0
7,397	6.000%, 09/01/2038	7,611	0.0
28,938	6.000%, 09/01/2038	30,034	0.0
13,526	6.000%, 10/01/2038	14,027	0.0
19,095	6.000%, 10/01/2038	19,845	0.0
25,317	6.000%, 10/01/2038	26,474	0.0
219,446	6.000%, 10/01/2039	230,172	0.0
5,401	6.000%, 11/01/2039	5,550	0.0
9,932,755	6.000%, 09/01/2053	10,114,443	0.7
5,260,997	6.000%, 11/01/2053	5,357,229	0.4
130	6.500%, 04/01/2030	136	0.0
42,661	6.500%, 02/01/2034	44,377	0.0
3,854	6.500%, 11/01/2034	4,069	0.0
6,676	6.500%, 01/01/2036	7,032	0.0
11,662	6.500%, 03/01/2036	12,234	0.0
18,120	6.500%, 04/01/2036	18,754	0.0
3,362	6.500%, 06/01/2036	3,519	0.0
447	6.500%, 07/01/2036	467	0.0
672	6.500%, 07/01/2036	706	0.0
4,113	6.500%, 07/01/2036	4,303	0.0
7,616	6.500%, 07/01/2036	8,068	0.0
10,267	6.500%, 07/01/2036	10,779	0.0
25,328	6.500%, 07/01/2036	26,397	0.0
463	6.500%, 08/01/2036	482	0.0
423	6.500%, 09/01/2036	446	0.0
5,366	6.500%, 09/01/2036	5,545	0.0
5,473	6.500%, 09/01/2036	5,745	0.0
38,561	6.500%, 09/01/2036	40,287	0.0
656	6.500%, 11/01/2036	687	0.0
1,198	6.500%, 11/01/2036	1,264	0.0
735	6.500%, 12/01/2036	765	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
9,865	6.500%, 12/01/2036	$10,264	0.0
15,811	6.500%, 01/01/2037	16,599	0.0
25,095	6.500%, 01/01/2037	26,347	0.0
2,348	6.500%, 03/01/2037	2,442	0.0
4,161	6.500%, 03/01/2037	4,330	0.0
8,723	6.500%, 03/01/2037	9,111	0.0
34	6.500%, 07/01/2037	36	0.0
1,059	6.500%, 08/01/2037	1,109	0.0
1,194	6.500%, 08/01/2037	1,246	0.0
178	6.500%, 09/01/2037	188	0.0
459	6.500%, 09/01/2037	483	0.0
469	6.500%, 09/01/2037	491	0.0
2,062	6.500%, 09/01/2037	2,181	0.0
5,766	6.500%, 09/01/2037	6,021	0.0
50,408	6.500%, 09/01/2037	52,924	0.0
61,746	6.500%, 09/01/2037	64,824	0.0
224	6.500%, 10/01/2037	236	0.0
790	6.500%, 10/01/2037	837	0.0
1,913	6.500%, 10/01/2037	2,007	0.0
5,284	6.500%, 10/01/2037	5,565	0.0
10,431	6.500%, 10/01/2037	10,930	0.0
33,399	6.500%, 11/01/2037	35,176	0.0
1,066	6.500%, 12/01/2037	1,113	0.0
1,136	6.500%, 12/01/2037	1,187	0.0
1,218	6.500%, 12/01/2037	1,267	0.0
1,240	6.500%, 12/01/2037	1,298	0.0
4,237	6.500%, 12/01/2037	4,422	0.0
4,231	6.500%, 12/01/2037	4,485	0.0
47,762	6.500%, 12/01/2037	50,312	0.0
433	6.500%, 01/01/2038	450	0.0
6,913	6.500%, 01/01/2038	7,311	0.0
31,251	6.500%, 03/01/2038	32,984	0.0
18,792	6.500%, 04/01/2038	19,921	0.0
22,792	6.500%, 08/01/2038	23,929	0.0
30,052	6.500%, 08/01/2038	31,377	0.0
18,505	6.500%, 09/01/2038	19,428	0.0
1,256	6.500%, 10/01/2038	1,332	0.0
4,592	6.500%, 10/01/2038	4,765	0.0
10,312	6.500%, 10/01/2038	10,877	0.0
76,159	6.500%, 10/01/2038	80,314	0.0
7,302	6.500%, 11/01/2038	7,710	0.0
373	6.500%, 01/01/2039	388	0.0
18,022	6.500%, 01/01/2039	18,898	0.0
4,434	6.500%, 03/01/2039	4,614	0.0
4,483	6.500%, 09/01/2039	4,688	0.0
6,373,314	6.500%, 10/01/2053	6,589,740	0.5
		221,578,923	15.9

	Total U.S. Government Agency Obligations (Cost $383,016,334)	359,033,530	25.8

CORPORATE BONDS/NOTES: 25.7%
	Basic Materials: 0.5%
38,000	Air Products and Chemicals, Inc., 1.850%, 05/15/2027	36,502	0.0
274,000 (1)	Air Products and Chemicals, Inc., 2.050%, 05/15/2030	247,954	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
128,000	Air Products and Chemicals, Inc., 2.700%, 05/15/2040	$93,221	0.0
38,000	Albemarle Corp., 4.650%, 06/01/2027	37,883	0.0
36,000 (1)	Albemarle Corp., 5.050%, 06/01/2032	34,659	0.0
21,000	Albemarle Corp., 5.450%, 12/01/2044	17,551	0.0
27,000	Albemarle Corp., 5.650%, 06/01/2052	22,568	0.0
29,000	ArcelorMittal SA, 4.250%, 07/16/2029	28,651	0.0
23,000	ArcelorMittal SA, 4.550%, 03/11/2026	22,965	0.0
29,000 (1)	ArcelorMittal SA, 6.000%, 06/17/2034	30,417	0.0
29,000	ArcelorMittal SA, 6.350%, 06/17/2054	29,298	0.0
70,000	ArcelorMittal SA, 6.550%, 11/29/2027	72,994	0.0
25,000	ArcelorMittal SA, 6.750%, 03/01/2041	26,374	0.0
58,000 (1)	ArcelorMittal SA, 6.800%, 11/29/2032	63,786	0.0
40,000	ArcelorMittal SA, 7.000%, 10/15/2039	44,348	0.0
195,000	Barrick PD Australia Finance Pty Ltd., 5.950%, 10/15/2039	202,435	0.1
59,000	BHP Billiton Finance USA Ltd., 4.125%, 02/24/2042	50,724	0.0
59,000	BHP Billiton Finance USA Ltd., 4.750%, 02/28/2028	59,947	0.0
59,000	BHP Billiton Finance USA Ltd., 4.875%, 02/27/2026	59,175	0.0
44,000	BHP Billiton Finance USA Ltd., 4.900%, 02/28/2033	44,199	0.0
148,000	BHP Billiton Finance USA Ltd., 5.000%, 09/30/2043	140,414	0.0
41,000	BHP Billiton Finance USA Ltd., 5.100%, 09/08/2028	42,068	0.0
50,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2026	50,593	0.0
53,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2030	54,956	0.0
89,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2033	91,178	0.0
47,000 (1)	BHP Billiton Finance USA Ltd., 5.500%, 09/08/2053	46,544	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
19,000	BHP Billiton Finance USA Ltd., 6.420%, 03/01/2026	$19,248	0.0
23,000	Celanese US Holdings LLC, 1.400%, 08/05/2026	22,186	0.0
74,000	Celanese US Holdings LLC, 6.415%, 07/15/2027	76,682	0.0
44,000 (1)	Celanese US Holdings LLC, 6.580%, 07/15/2029	45,886	0.0
58,000 (1)	Celanese US Holdings LLC, 6.629%, 07/15/2032	60,846	0.0
58,000 (1)	Celanese US Holdings LLC, 6.850%, 11/15/2028	60,984	0.0
58,000	Celanese US Holdings LLC, 7.050%, 11/15/2030	61,084	0.0
58,000	Celanese US Holdings LLC, 7.200%, 11/15/2033	61,607	0.0
44,000	CF Industries, Inc., 4.950%, 06/01/2043	39,170	0.0
44,000	CF Industries, Inc., 5.150%, 03/15/2034	43,850	0.0
44,000	CF Industries, Inc., 5.375%, 03/15/2044	40,896	0.0
49,000 (1)	Dow Chemical Co., 2.100%, 11/15/2030	43,226	0.0
77,000	Dow Chemical Co., 3.600%, 11/15/2050	52,163	0.0
235,000	Dow Chemical Co., 4.250%, 10/01/2034	216,389	0.1
113,000	DuPont de Nemours, Inc., 5.419%, 11/15/2048	113,945	0.0
146,000	Eastman Chemical Co., 4.650%, 10/15/2044	123,689	0.0
55,000 (1)	Ecolab, Inc., 2.700%, 12/15/2051	33,786	0.0
29,000 (1)	EIDP, Inc., 2.300%, 07/15/2030	26,441	0.0
35,000 (1)	EIDP, Inc., 4.500%, 05/15/2026	35,027	0.0
35,000 (1)	EIDP, Inc., 4.800%, 05/15/2033	34,857	0.0
30,000	FMC Corp., 3.200%, 10/01/2026	29,445	0.0
30,000	FMC Corp., 3.450%, 10/01/2029	27,959	0.0
30,000	FMC Corp., 4.500%, 10/01/2049	22,316	0.0
30,000 (1)	FMC Corp., 5.650%, 05/18/2033	29,671	0.0
30,000	FMC Corp., 6.375%, 05/18/2053	28,783	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
29,000	Freeport-McMoRan, Inc., 4.125%, 03/01/2028	$28,668	0.0
27,000	Freeport-McMoRan, Inc., 4.250%, 03/01/2030	26,456	0.0
26,000	Freeport-McMoRan, Inc., 4.375%, 08/01/2028	25,878	0.0
35,000	Freeport-McMoRan, Inc., 4.625%, 08/01/2030	34,665	0.0
27,000	Freeport-McMoRan, Inc., 5.000%, 09/01/2027	26,960	0.0
28,000 (1)	Freeport-McMoRan, Inc., 5.250%, 09/01/2029	28,478	0.0
43,000 (1)	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	43,699	0.0
101,000	Freeport-McMoRan, Inc., 5.450%, 03/15/2043	95,510	0.0
24,000	International Flavors & Fragrances, Inc., 4.450%, 09/26/2028	24,001	0.0
29,000	International Flavors & Fragrances, Inc., 5.000%, 09/26/2048	24,999	0.0
224,000	International Paper Co., 4.350%, 08/15/2048	179,623	0.0
184,000	Linde, Inc., 1.100%, 08/10/2030	158,338	0.0
18,000	Lubrizol Corp., 6.500%, 10/01/2034	20,394	0.0
58,000	LYB International Finance BV, 4.875%, 03/15/2044	49,067	0.0
44,000	LYB International Finance BV, 5.250%, 07/15/2043	39,252	0.0
34,000	LYB International Finance II BV, 3.500%, 03/02/2027	33,522	0.0
29,000	LYB International Finance III LLC, 1.250%, 10/01/2025	28,748	0.0
29,000	LYB International Finance III LLC, 2.250%, 10/01/2030	25,700	0.0
44,000	LYB International Finance III LLC, 3.375%, 10/01/2040	32,529	0.0
58,000	LYB International Finance III LLC, 3.625%, 04/01/2051	38,839	0.0
29,000	LYB International Finance III LLC, 3.800%, 10/01/2060	18,811	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
58,000	LYB International Finance III LLC, 4.200%, 10/15/2049	$43,097	0.0
58,000	LYB International Finance III LLC, 4.200%, 05/01/2050	43,107	0.0
44,000 (1)	LYB International Finance III LLC, 5.500%, 03/01/2034	43,944	0.0
29,000	LYB International Finance III LLC, 5.625%, 05/15/2033	29,668	0.0
50,000 (1)	LyondellBasell Industries NV, 4.625%, 02/26/2055	39,249	0.0
137,000 (1)	Mosaic Co., 5.450%, 11/15/2033	140,230	0.0
88,000	Newmont Corp., 2.800%, 10/01/2029	83,312	0.0
53,000	Newmont Corp., 6.250%, 10/01/2039	57,314	0.0
181,000	Newmont Corp. / Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	172,541	0.0
26,000	Nucor Corp., 2.979%, 12/15/2055	15,841	0.0
33,000	Nucor Corp., 3.850%, 04/01/2052	25,048	0.0
19,000	Nucor Corp., 4.400%, 05/01/2048	15,928	0.0
17,000	Nucor Corp., 5.200%, 08/01/2043	16,446	0.0
32,000	Nucor Corp., 6.400%, 12/01/2037	35,311	0.0
39,000	Nutrien Ltd., 2.950%, 05/13/2030	36,325	0.0
30,000	Nutrien Ltd., 3.950%, 05/13/2050	22,205	0.0
24,000	Nutrien Ltd., 4.000%, 12/15/2026	23,862	0.0
26,000	Nutrien Ltd., 4.125%, 03/15/2035	23,685	0.0
44,000	Nutrien Ltd., 4.200%, 04/01/2029	43,564	0.0
44,000	Nutrien Ltd., 4.900%, 03/27/2028	44,642	0.0
30,000	Nutrien Ltd., 4.900%, 06/01/2043	26,974	0.0
44,000	Nutrien Ltd., 5.000%, 04/01/2049	39,427	0.0
27,000	Nutrien Ltd., 5.250%, 01/15/2045	24,956	0.0
27,000	Nutrien Ltd., 5.625%, 12/01/2040	26,859	0.0
44,000	Nutrien Ltd., 5.800%, 03/27/2053	43,587	0.0
28,000	Nutrien Ltd., 5.875%, 12/01/2036	29,160	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
24,000	Nutrien Ltd., 6.125%, 01/15/2041	$24,727	0.0
71,000	PPG Industries, Inc., 1.200%, 03/15/2026	69,369	0.0
56,000	PPG Industries, Inc., 2.550%, 06/15/2030	51,045	0.0
18,000	Rio Tinto Alcan, Inc., 5.750%, 06/01/2035	19,074	0.0
44,000 (1)	Rio Tinto Alcan, Inc., 6.125%, 12/15/2033	47,817	0.0
24,000	Rio Tinto Alcan, Inc., 7.250%, 03/15/2031	27,531	0.0
369,000	Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	224,418	0.1
68,000	Rio Tinto Finance USA Ltd., 5.200%, 11/02/2040	66,771	0.0
44,000	Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	47,705	0.0
44,000	Rio Tinto Finance USA PLC, 4.125%, 08/21/2042	37,095	0.0
30,000	Rio Tinto Finance USA PLC, 4.750%, 03/22/2042	27,303	0.0
38,000	Rio Tinto Finance USA PLC, 5.000%, 03/09/2033	38,596	0.0
65,000	Rio Tinto Finance USA PLC, 5.125%, 03/09/2053	60,008	0.0
17,000	RPM International, Inc., 2.950%, 01/15/2032	15,001	0.0
23,000	RPM International, Inc., 3.750%, 03/15/2027	22,726	0.0
17,000 (1)	RPM International, Inc., 4.250%, 01/15/2048	14,069	0.0
20,000	RPM International, Inc., 4.550%, 03/01/2029	19,994	0.0
17,000	RPM International, Inc., 5.250%, 06/01/2045	15,625	0.0
30,000	Sherwin-Williams Co., 2.900%, 03/15/2052	18,367	0.0
30,000	Sherwin-Williams Co., 3.300%, 05/15/2050	20,300	0.0
588,000	Sherwin-Williams Co., 3.450%, 06/01/2027	580,294	0.1
33,000	Sherwin-Williams Co., 3.800%, 08/15/2049	24,296	0.0
43,000	Sherwin-Williams Co., 4.500%, 06/01/2047	36,016	0.0
198,000	Southern Copper Corp., 5.875%, 04/23/2045	195,477	0.0
65,000	Southern Copper Corp., 6.750%, 04/16/2040	71,216	0.0
20,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	18,864	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
29,000	Steel Dynamics, Inc., 3.250%, 01/15/2031	$27,067	0.0
23,000	Steel Dynamics, Inc., 3.250%, 10/15/2050	15,208	0.0
35,000	Steel Dynamics, Inc., 3.450%, 04/15/2030	33,323	0.0
23,000	Steel Dynamics, Inc., 5.000%, 12/15/2026	22,983	0.0
35,000	Steel Dynamics, Inc., 5.375%, 08/15/2034	35,562	0.0
33,000	Suzano Austria GmbH, 2.500%, 09/15/2028	30,641	0.0
93,000	Suzano Austria GmbH, 3.750%, 01/15/2031	87,048	0.0
59,000 (1)	Suzano Austria GmbH DM3N, 3.125%, 01/15/2032	51,957	0.0
41,000	Suzano International Finance BV, 5.500%, 01/17/2027	41,577	0.0
89,000	Vale Overseas Ltd., 3.750%, 07/08/2030	84,280	0.0
89,000 (1)	Vale Overseas Ltd., 6.125%, 06/12/2033	93,211	0.0
79,000	Vale Overseas Ltd., 6.875%, 11/21/2036	85,736	0.0
68,000	Vale Overseas Ltd., 6.875%, 11/10/2039	73,817	0.0
29,000	Vale SA, 5.625%, 09/11/2042	28,376	0.0
21,000	Westlake Corp., 2.875%, 08/15/2041	14,139	0.0
36,000	Westlake Corp., 3.125%, 08/15/2051	22,232	0.0
18,000 (1)	Westlake Corp., 3.375%, 06/15/2030	16,997	0.0
27,000	Westlake Corp., 3.375%, 08/15/2061	16,193	0.0
44,000	Westlake Corp., 3.600%, 08/15/2026	43,559	0.0
30,000	Westlake Corp., 4.375%, 11/15/2047	23,471	0.0
41,000 (1)	Westlake Corp., 5.000%, 08/15/2046	35,498	0.0
		7,808,538	0.5

	Communications: 2.2%
500,000 (1)	Alibaba Group Holding Ltd., 2.125%, 02/09/2031	442,455	0.1
200,000 (1)	Alibaba Group Holding Ltd., 2.700%, 02/09/2041	139,276	0.0
588,000	Alibaba Group Holding Ltd., 3.400%, 12/06/2027	577,966	0.1
407,000	Alphabet, Inc., 1.100%, 08/15/2030	351,697	0.1
304,000	Alphabet, Inc., 1.900%, 08/15/2040	204,304	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
206,000	Alphabet, Inc., 2.250%, 08/15/2060	$108,869	0.0
63,000	Amazon.com, Inc., 1.200%, 06/03/2027	59,852	0.0
101,000	Amazon.com, Inc., 1.500%, 06/03/2030	89,377	0.0
114,000	Amazon.com, Inc., 1.650%, 05/12/2028	107,085	0.0
152,000	Amazon.com, Inc., 2.100%, 05/12/2031	135,001	0.0
127,000	Amazon.com, Inc., 2.500%, 06/03/2050	76,401	0.0
118,000	Amazon.com, Inc., 2.700%, 06/03/2060	67,841	0.0
101,000	Amazon.com, Inc., 2.875%, 05/12/2041	75,425	0.0
164,000	Amazon.com, Inc., 3.100%, 05/12/2051	110,658	0.0
177,000	Amazon.com, Inc., 3.150%, 08/22/2027	174,174	0.0
104,000	Amazon.com, Inc., 3.250%, 05/12/2061	67,737	0.0
101,000	Amazon.com, Inc., 3.300%, 04/13/2027	99,927	0.0
76,000	Amazon.com, Inc., 3.450%, 04/13/2029	74,597	0.0
127,000 (1)	Amazon.com, Inc., 3.600%, 04/13/2032	121,609	0.0
139,000	Amazon.com, Inc., 3.875%, 08/22/2037	125,792	0.0
127,000	Amazon.com, Inc., 3.950%, 04/13/2052	100,304	0.0
177,000	Amazon.com, Inc., 4.050%, 08/22/2047	146,146	0.0
48,000	Amazon.com, Inc., 4.100%, 04/13/2062	37,672	0.0
114,000	Amazon.com, Inc., 4.250%, 08/22/2057	93,407	0.0
101,000	Amazon.com, Inc., 4.550%, 12/01/2027	102,376	0.0
76,000	Amazon.com, Inc., 4.650%, 12/01/2029	77,694	0.0
114,000	Amazon.com, Inc., 4.700%, 12/01/2032	116,215	0.0
63,000	Amazon.com, Inc., 4.800%, 12/05/2034	64,331	0.0
76,000	Amazon.com, Inc., 4.950%, 12/05/2044	73,806	0.0
408,000	America Movil SAB de CV, 6.125%, 11/15/2037	433,626	0.1
37,000 (1)	America Movil SAB de CV, 6.375%, 03/01/2035	40,487	0.0
588,000	AT&T, Inc., 1.700%, 03/25/2026	576,309	0.1
1,175,000 (1)	AT&T, Inc., 3.500%, 06/01/2041	922,418	0.1
824,000	AT&T, Inc., 3.500%, 09/15/2053	558,167	0.1
124,000	AT&T, Inc., 3.500%, 02/01/2061	79,802	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
588,000	AT&T, Inc., 3.650%, 06/01/2051	$418,124	0.1
588,000	AT&T, Inc., 4.500%, 05/15/2035	560,569	0.1
500,000	AT&T, Inc., 4.650%, 06/01/2044	431,626	0.1
588,000 (1)	Baidu, Inc., 1.720%, 04/09/2026	576,693	0.1
68,000	Bell Telephone Co. of Canada or Bell Canada, 4.464%, 04/01/2048	54,710	0.0
50,000 (1)	Bell Telephone Co. of Canada or Bell Canada, 5.100%, 05/11/2033	50,062	0.0
41,000	Bell Telephone Co. of Canada or Bell Canada, 5.200%, 02/15/2034	41,072	0.0
44,000	Bell Telephone Co. of Canada or Bell Canada, 5.550%, 02/15/2054	41,422	0.0
81,000	Bell Telephone Co. of Canada or Bell Canada US-6, 3.200%, 02/15/2052	52,229	0.0
29,000	Booking Holdings, Inc., 3.550%, 03/15/2028	28,550	0.0
58,000	Booking Holdings, Inc., 3.600%, 06/01/2026	57,648	0.0
87,000	Booking Holdings, Inc., 4.625%, 04/13/2030	88,028	0.0
201,000	British Telecommunications PLC, 9.625%, 12/15/2030	247,313	0.0
73,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	67,246	0.0
58,000 (1)	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.300%, 02/01/2032	48,960	0.0
93,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.800%, 04/01/2031	82,960	0.0
87,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 06/01/2041	63,157	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
79,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	$56,365	0.0
119,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.700%, 04/01/2051	79,330	0.0
58,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.750%, 02/15/2028	56,938	0.0
108,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	69,252	0.0
140,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	96,164	0.0
81,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.950%, 06/30/2062	52,231	0.0
73,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.200%, 03/15/2028	72,375	0.0
58,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 04/01/2033	54,632	0.0
81,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 12/01/2061	56,842	0.0
163,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	130,509	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
73,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.050%, 03/30/2029	$73,716	0.0
73,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 07/01/2049	60,744	0.0
87,000 (1)	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.250%, 04/01/2053	73,964	0.0
47,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 04/01/2038	44,319	0.0
146,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 05/01/2047	126,805	0.0
58,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.500%, 04/01/2063	49,080	0.0
143,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.750%, 04/01/2048	130,139	0.0
87,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	91,109	0.0
64,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.150%, 11/10/2026	65,243	0.0
116,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/2035	121,894	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
204,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	$202,269	0.0
87,000 (1)	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	92,861	0.0
52,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.650%, 02/01/2034	55,704	0.0
29,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.834%, 10/23/2055	29,704	0.0
769,000	Cisco Systems, Inc., 5.500%, 01/15/2040	794,803	0.1
498,000 (1)	Comcast Corp., 1.950%, 01/15/2031	436,662	0.1
93,000	Comcast Corp., 2.650%, 02/01/2030	86,418	0.0
110,000	Comcast Corp., 2.650%, 08/15/2062	57,555	0.0
315,000	Comcast Corp., 2.887%, 11/01/2051	191,877	0.0
353,000	Comcast Corp., 2.937%, 11/01/2056	207,449	0.0
236,000	Comcast Corp., 2.987%, 11/01/2063	132,821	0.0
93,000	Comcast Corp., 3.400%, 04/01/2030	89,201	0.0
588,000	Comcast Corp., 3.750%, 04/01/2040	488,439	0.1
425,000	Comcast Corp., 3.969%, 11/01/2047	327,967	0.0
441,000	Comcast Corp., 4.200%, 08/15/2034	416,920	0.1
81,000	Comcast Corp., 4.250%, 10/15/2030	80,612	0.0
441,000	Comcast Corp., 4.250%, 01/15/2033	426,262	0.1
68,000	Comcast Corp., 6.500%, 11/15/2035	75,588	0.0
24,000	Corning, Inc., 3.900%, 11/15/2049	18,266	0.0
44,000	Corning, Inc., 4.375%, 11/15/2057	35,430	0.0
18,000	Corning, Inc., 4.700%, 03/15/2037	17,403	0.0
30,000	Corning, Inc., 4.750%, 03/15/2042	26,899	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
33,000	Corning, Inc., 5.350%, 11/15/2048	$31,166	0.0
55,000	Corning, Inc., 5.450%, 11/15/2079	50,543	0.0
24,000	Corning, Inc., 5.750%, 08/15/2040	24,416	0.0
18,000	Corning, Inc., 5.850%, 11/15/2068	17,426	0.0
246,000	Deutsche Telekom International Finance BV, 8.750%, 06/15/2030	290,525	0.0
299,000	Discovery Communications LLC, 3.625%, 05/15/2030	243,595	0.0
439,000	eBay, Inc., 2.700%, 03/11/2030	407,205	0.1
30,000	Expedia Group, Inc., 2.950%, 03/15/2031	27,357	0.0
74,000	Expedia Group, Inc., 3.250%, 02/15/2030	69,834	0.0
59,000	Expedia Group, Inc., 3.800%, 02/15/2028	58,143	0.0
44,000	Expedia Group, Inc., 4.625%, 08/01/2027	44,205	0.0
44,000	Expedia Group, Inc., 5.000%, 02/15/2026	44,046	0.0
36,000	Fox Corp., 3.500%, 04/08/2030	34,448	0.0
118,000	Fox Corp., 4.709%, 01/25/2029	118,991	0.0
74,000	Fox Corp., 5.476%, 01/25/2039	72,466	0.0
77,000 (1)	Fox Corp., 5.576%, 01/25/2049	72,299	0.0
74,000 (1)	Fox Corp., 6.500%, 10/13/2033	80,090	0.0
186,000	Grupo Televisa SAB, 6.625%, 01/15/2040	174,758	0.0
18,000	Grupo Televisa SAB, 8.500%, 03/11/2032	20,106	0.0
230,000	Interpublic Group of Cos., Inc., 2.400%, 03/01/2031	204,769	0.0
23,000	Juniper Networks, Inc., 1.200%, 12/10/2025	22,639	0.0
23,000	Juniper Networks, Inc., 2.000%, 12/10/2030	20,019	0.0
29,000	Juniper Networks, Inc., 3.750%, 08/15/2029	28,204	0.0
23,000	Juniper Networks, Inc., 5.950%, 03/15/2041	22,870	0.0
553,000 (1)	Meta Platforms, Inc., 3.850%, 08/15/2032	532,024	0.1
154,000	Meta Platforms, Inc., 4.450%, 08/15/2052	129,933	0.0
35,000	Meta Platforms, Inc., 4.800%, 05/15/2030	36,046	0.0
104,000	Meta Platforms, Inc., 4.950%, 05/15/2033	106,674	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
182,000	Meta Platforms, Inc., 5.400%, 08/15/2054	$177,622	0.0
110,000	Meta Platforms, Inc., 5.550%, 08/15/2064	107,589	0.0
148,000	Meta Platforms, Inc., 5.600%, 05/15/2053	148,101	0.0
104,000	Meta Platforms, Inc., 5.750%, 05/15/2063	105,217	0.0
53,000	Motorola Solutions, Inc., 2.300%, 11/15/2030	47,063	0.0
50,000 (1)	Motorola Solutions, Inc., 2.750%, 05/24/2031	44,844	0.0
41,000	Motorola Solutions, Inc., 4.600%, 02/23/2028	41,311	0.0
47,000	Motorola Solutions, Inc., 4.600%, 05/23/2029	47,244	0.0
24,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	24,400	0.0
53,000	Motorola Solutions, Inc., 5.400%, 04/15/2034	54,075	0.0
24,000	Motorola Solutions, Inc., 5.500%, 09/01/2044	23,440	0.0
36,000 (1)	Motorola Solutions, Inc., 5.600%, 06/01/2032	37,530	0.0
306,000	NBCUniversal Media LLC, 4.450%, 01/15/2043	263,759	0.0
58,000	Netflix, Inc., 4.375%, 11/15/2026	58,312	0.0
93,000	Netflix, Inc., 4.875%, 04/15/2028	94,969	0.0
58,000 (1)	Netflix, Inc., 4.900%, 08/15/2034	59,145	0.0
47,000	Netflix, Inc., 5.400%, 08/15/2054	46,419	0.0
111,000	Netflix, Inc., 5.875%, 11/15/2028	117,037	0.0
47,000	Netflix, Inc., 6.375%, 05/15/2029	50,596	0.0
29,000	Nokia Oyj, 4.375%, 06/12/2027	28,834	0.0
29,000	Nokia Oyj, 6.625%, 05/15/2039	30,096	0.0
91,000 (1)	Omnicom Group, Inc., 5.300%, 11/01/2034	91,828	0.0
177,000	Omnicom Group, Inc. / Omnicom Capital, Inc., 3.600%, 04/15/2026	175,703	0.0
182,000	Orange SA, 5.500%, 02/06/2044	178,524	0.0
77,000	Paramount Global, 4.200%, 05/19/2032	70,308	0.0
86,000	Paramount Global, 4.375%, 03/15/2043	63,356	0.0
132,000	Paramount Global, 5.850%, 09/01/2043	114,965	0.0
403,000	Rogers Communications, Inc., 3.800%, 03/15/2032	374,655	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
83,000	Rogers Communications, Inc., 4.550%, 03/15/2052	$67,648	0.0
250,000	Rogers Communications, Inc., 5.000%, 03/15/2044	223,616	0.0
140,000	Sprint Capital Corp., 6.875%, 11/15/2028	150,330	0.0
232,000	Telefonica Emisiones SA, 4.103%, 03/08/2027	230,912	0.0
123,000	Telefonica Emisiones SA, 7.045%, 06/20/2036	136,632	0.0
36,000	TELUS Corp., 2.800%, 02/16/2027	35,128	0.0
53,000	TELUS Corp., 3.400%, 05/13/2032	48,371	0.0
30,000	TELUS Corp., 3.700%, 09/15/2027	29,578	0.0
30,000	TELUS Corp., 4.300%, 06/15/2049	23,423	0.0
44,000	TELUS Corp., 4.600%, 11/16/2048	36,975	0.0
177,000	Time Warner Cable LLC, 4.500%, 09/15/2042	141,078	0.0
65,000 (1)	T-Mobile USA, Inc., 1.500%, 02/15/2026	63,736	0.0
104,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	98,320	0.0
115,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	113,291	0.0
65,000	T-Mobile USA, Inc., 2.250%, 11/15/2031	56,381	0.0
30,000	T-Mobile USA, Inc., 2.400%, 03/15/2029	27,942	0.0
160,000	T-Mobile USA, Inc., 2.550%, 02/15/2031	143,311	0.0
75,000	T-Mobile USA, Inc., 2.625%, 04/15/2026	73,886	0.0
59,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	55,397	0.0
60,000	T-Mobile USA, Inc., 2.700%, 03/15/2032	52,900	0.0
65,000	T-Mobile USA, Inc., 2.875%, 02/15/2031	59,191	0.0
160,000	T-Mobile USA, Inc., 3.000%, 02/15/2041	117,158	0.0
190,000	T-Mobile USA, Inc., 3.300%, 02/15/2051	126,216	0.0
139,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	133,841	0.0
175,000	T-Mobile USA, Inc., 3.400%, 10/15/2052	117,007	0.0
155,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	145,629	0.0
3,000	T-Mobile USA, Inc., 3.600%, 11/15/2060	2,002	0.0
250,000	T-Mobile USA, Inc., 3.750%, 04/15/2027	247,504	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
443,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	$430,385	0.1
125,000	T-Mobile USA, Inc., 4.375%, 04/15/2040	110,828	0.0
190,000	T-Mobile USA, Inc., 4.500%, 04/15/2050	157,210	0.0
95,000	T-Mobile USA, Inc., 4.750%, 02/01/2028	95,042	0.0
53,000	T-Mobile USA, Inc., 4.800%, 07/15/2028	53,722	0.0
65,000	T-Mobile USA, Inc., 4.950%, 03/15/2028	66,111	0.0
165,000	T-Mobile USA, Inc., 5.050%, 07/15/2033	166,187	0.0
80,000	T-Mobile USA, Inc., 5.200%, 01/15/2033	81,526	0.0
30,000	T-Mobile USA, Inc., 5.375%, 04/15/2027	30,052	0.0
110,000	T-Mobile USA, Inc., 5.650%, 01/15/2053	106,503	0.0
65,000	T-Mobile USA, Inc., 5.750%, 01/15/2034	68,101	0.0
80,000	T-Mobile USA, Inc., 5.750%, 01/15/2054	78,427	0.0
45,000 (1)	T-Mobile USA, Inc., 5.800%, 09/15/2062	44,121	0.0
65,000	T-Mobile USA, Inc., 6.000%, 06/15/2054	66,217	0.0
300,000	TWDC Enterprises 18 Corp., GMTN, 4.125%, 06/01/2044	250,477	0.0
70,000	Uber Technologies, Inc., 4.300%, 01/15/2030	69,736	0.0
84,000	Uber Technologies, Inc., 4.800%, 09/15/2034	82,562	0.0
70,000	Uber Technologies, Inc., 5.350%, 09/15/2054	65,339	0.0
59,000	Verizon Communications, Inc., 1.500%, 09/18/2030	50,977	0.0
133,000	Verizon Communications, Inc., 1.750%, 01/20/2031	114,638	0.0
274,000	Verizon Communications, Inc., 2.355%, 03/15/2032	236,285	0.0
219,000	Verizon Communications, Inc., 2.550%, 03/21/2031	196,487	0.0
178,000	Verizon Communications, Inc., 2.650%, 11/20/2040	125,657	0.0
56,000	Verizon Communications, Inc., 2.850%, 09/03/2041	39,694	0.0
154,000	Verizon Communications, Inc., 2.875%, 11/20/2050	96,012	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
204,000	Verizon Communications, Inc., 2.987%, 10/30/2056	$122,892	0.0
155,000	Verizon Communications, Inc., 3.400%, 03/22/2041	119,625	0.0
252,000 (1)	Verizon Communications, Inc., 3.550%, 03/22/2051	180,322	0.0
196,000	Verizon Communications, Inc., 3.700%, 03/22/2061	135,394	0.0
40,000	Verizon Communications, Inc., 3.850%, 11/01/2042	32,061	0.0
59,000	Verizon Communications, Inc., 3.875%, 02/08/2029	58,278	0.0
56,000	Verizon Communications, Inc., 3.875%, 03/01/2052	41,704	0.0
66,000	Verizon Communications, Inc., 4.000%, 03/22/2050	50,300	0.0
52,000	Verizon Communications, Inc., 4.125%, 08/15/2046	41,872	0.0
76,000	Verizon Communications, Inc., 4.272%, 01/15/2036	70,291	0.0
112,000	Verizon Communications, Inc., 4.400%, 11/01/2034	106,341	0.0
127,000	Verizon Communications, Inc., 4.500%, 08/10/2033	123,499	0.0
70,000	Verizon Communications, Inc., 4.522%, 09/15/2048	59,220	0.0
40,000	Verizon Communications, Inc., 4.672%, 03/15/2055	33,784	0.0
29,000	Verizon Communications, Inc., 4.750%, 11/01/2041	26,107	0.0
122,000	Verizon Communications, Inc., 4.780%, 02/15/2035	118,909	0.0
67,000	Verizon Communications, Inc., 4.812%, 03/15/2039	62,910	0.0
132,000	Verizon Communications, Inc., 4.862%, 08/21/2046	117,921	0.0
39,000	Verizon Communications, Inc., 5.012%, 04/15/2049	35,806	0.0
44,000	Verizon Communications, Inc., 5.012%, 08/21/2054	39,192	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
59,000	Verizon Communications, Inc., 5.050%, 05/09/2033	$59,849	0.0
65,000	Verizon Communications, Inc., 5.250%, 03/16/2037	64,727	0.0
411,000 (4)	Verizon Communications, Inc., 5.401%, 07/02/2037	413,676	0.1
25,000	Verizon Communications, Inc., 5.500%, 03/16/2047	24,354	0.0
25,000	Verizon Communications, Inc., 5.850%, 09/15/2035	26,398	0.0
20,000	Verizon Communications, Inc., 6.400%, 09/15/2033	21,907	0.0
48,000	Verizon Communications, Inc., 6.550%, 09/15/2043	52,631	0.0
87,000	Vodafone Group PLC, 4.250%, 09/17/2050	67,862	0.0
44,000	Vodafone Group PLC, 4.375%, 02/19/2043	37,829	0.0
5,000	Vodafone Group PLC, 4.875%, 06/19/2049	4,306	0.0
34,000 (1)	Vodafone Group PLC, 5.000%, 05/30/2038	32,974	0.0
29,000	Vodafone Group PLC, 5.125%, 06/19/2059	25,355	0.0
84,000	Vodafone Group PLC, 5.250%, 05/30/2048	77,318	0.0
41,000	Vodafone Group PLC, 5.625%, 02/10/2053	38,712	0.0
116,000	Vodafone Group PLC, 5.750%, 06/28/2054	111,219	0.0
29,000	Vodafone Group PLC, 5.750%, 02/10/2063	27,213	0.0
58,000	Vodafone Group PLC, 5.875%, 06/28/2064	55,804	0.0
73,000	Vodafone Group PLC, 6.150%, 02/27/2037	78,391	0.0
29,000	Vodafone Group PLC, 6.250%, 11/30/2032	31,412	0.0
43,000	Vodafone Group PLC, 7.875%, 02/15/2030	49,164	0.0
588,000	Walt Disney Co., 2.200%, 01/13/2028	564,005	0.1
148,000	Walt Disney Co., 2.650%, 01/13/2031	136,494	0.0
407,000	Walt Disney Co., 3.600%, 01/13/2051	300,879	0.0
250,000	Walt Disney Co., 4.750%, 09/15/2044	227,142	0.0
		30,803,420	2.2

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: 1.6%
134,147	American Airlines Pass Through Trust 2016-2, AA, 3.200%, 12/15/2029	$128,763	0.0
74,188	American Airlines Pass Through Trust 2016-3, AA, 3.000%, 04/15/2030	70,281	0.0
86,960	American Airlines Pass Through Trust 2017-2, AA, 3.350%, 04/15/2031	82,880	0.0
39,000	American Honda Finance Corp., 4.600%, 04/17/2030	39,047	0.0
28,000	American Honda Finance Corp., 4.700%, 01/12/2028	28,278	0.0
39,000	American Honda Finance Corp., 4.900%, 03/12/2027	39,363	0.0
42,000 (1)	American Honda Finance Corp., 4.900%, 03/13/2029	42,658	0.0
45,000	American Honda Finance Corp., 5.650%, 11/15/2028	46,792	0.0
28,000	American Honda Finance Corp., GMTN, 3.500%, 02/15/2028	27,460	0.0
39,000	American Honda Finance Corp., GMTN, 4.400%, 10/05/2026	39,046	0.0
42,000	American Honda Finance Corp., GMTN, 4.400%, 09/05/2029	41,817	0.0
42,000	American Honda Finance Corp., GMTN, 4.450%, 10/22/2027	42,137	0.0
39,000	American Honda Finance Corp., GMTN, 4.850%, 10/23/2031	39,125	0.0
39,000	American Honda Finance Corp., GMTN, 4.900%, 07/09/2027	39,491	0.0
42,000	American Honda Finance Corp., GMTN, 5.050%, 07/10/2031	42,565	0.0
45,000	American Honda Finance Corp., GMTN, 5.125%, 07/07/2028	45,927	0.0
28,000	American Honda Finance Corp., GMTN, 5.850%, 10/04/2030	29,642	0.0
42,000	American Honda Finance Corp., MTN, 1.300%, 09/09/2026	40,524	0.0
31,000	American Honda Finance Corp., MTN, 1.800%, 01/13/2031	26,637	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
42,000	American Honda Finance Corp., MTN, 2.000%, 03/24/2028	$39,473	0.0
36,000	American Honda Finance Corp., MTN, 2.250%, 01/12/2029	33,407	0.0
28,000	American Honda Finance Corp., MTN, 2.350%, 01/08/2027	27,186	0.0
168,000	Aptiv PLC, 3.100%, 12/01/2051	101,069	0.0
18,000	Aptiv PLC, 4.350%, 03/15/2029	17,747	0.0
18,000	Aptiv PLC, 4.400%, 10/01/2046	13,694	0.0
21,000	Aptiv PLC, 5.400%, 03/15/2049	18,056	0.0
47,000 (1)	Aptiv PLC / Aptiv Corp., 3.250%, 03/01/2032	42,086	0.0
59,000	Aptiv PLC / Aptiv Corp., 4.150%, 05/01/2052	42,313	0.0
23,000 (1)	AutoNation, Inc., 1.950%, 08/01/2028	21,331	0.0
26,000	AutoNation, Inc., 2.400%, 08/01/2031	22,384	0.0
17,000	AutoNation, Inc., 3.800%, 11/15/2027	16,733	0.0
41,000	AutoNation, Inc., 3.850%, 03/01/2032	37,790	0.0
26,000	AutoNation, Inc., 4.500%, 10/01/2025	25,990	0.0
29,000	AutoNation, Inc., 4.750%, 06/01/2030	28,851	0.0
53,000	AutoZone, Inc., 1.650%, 01/15/2031	45,442	0.0
65,000	BorgWarner, Inc., 2.650%, 07/01/2027	62,906	0.0
30,000	BorgWarner, Inc., 4.375%, 03/15/2045	24,786	0.0
32,000	Brunswick Corp., 2.400%, 08/18/2031	27,226	0.0
26,000 (1)	Brunswick Corp., 4.400%, 09/15/2032	24,264	0.0
17,000	Brunswick Corp., 5.100%, 04/01/2052	13,006	0.0
23,000 (1)	Brunswick Corp., 5.850%, 03/18/2029	23,704	0.0
23,000 (1)	Choice Hotels International, Inc., 3.700%, 12/01/2029	21,742	0.0
26,000	Choice Hotels International, Inc., 3.700%, 01/15/2031	24,124	0.0
35,000	Choice Hotels International, Inc., 5.850%, 08/01/2034	35,295	0.0
74,000	Costco Wholesale Corp., 1.375%, 06/20/2027	70,605	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
104,000	Costco Wholesale Corp., 1.600%, 04/20/2030	$92,829	0.0
59,000	Costco Wholesale Corp., 1.750%, 04/20/2032	50,498	0.0
59,000	Costco Wholesale Corp., 3.000%, 05/18/2027	58,157	0.0
216,000	Cummins, Inc., 1.500%, 09/01/2030	188,216	0.0
127,000	Cummins, Inc., 2.600%, 09/01/2050	75,925	0.0
29,000	Darden Restaurants, Inc., 3.850%, 05/01/2027	28,774	0.0
17,000	Darden Restaurants, Inc., 4.550%, 02/15/2048	13,934	0.0
29,000	Darden Restaurants, Inc., 6.300%, 10/10/2033	31,094	0.0
24,536	Delta Air Lines Pass Through Trust 20-1, AA, 2.000%, 12/10/2029	23,104	0.0
28,000 (1)	Delta Air Lines, Inc., 3.750%, 10/28/2029	26,775	0.0
24,000 (1)	Delta Air Lines, Inc., 4.375%, 04/19/2028	23,888	0.0
50,000 (1)	Delta Air Lines, Inc., 7.375%, 01/15/2026	50,734	0.0
44,000 (1)	Dick's Sporting Goods, Inc., 3.150%, 01/15/2032	39,461	0.0
44,000	Dick's Sporting Goods, Inc., 4.100%, 01/15/2052	31,472	0.0
59,000	Dollar General Corp., 3.500%, 04/03/2030	56,018	0.0
36,000	Dollar General Corp., 3.875%, 04/15/2027	35,694	0.0
30,000	Dollar General Corp., 4.125%, 05/01/2028	29,772	0.0
33,000	Dollar General Corp., 4.625%, 11/01/2027	33,212	0.0
41,000 (1)	Dollar General Corp., 5.000%, 11/01/2032	41,160	0.0
30,000	Dollar General Corp., 5.200%, 07/05/2028	30,604	0.0
117,000 (1)	Dollar General Corp., 5.450%, 07/05/2033	119,701	0.0
13,000 (1)	Dollar General Corp., 5.500%, 11/01/2052	12,081	0.0
47,000 (1)	Dollar Tree, Inc., 2.650%, 12/01/2031	41,504	0.0
24,000	Dollar Tree, Inc., 3.375%, 12/01/2051	15,245	0.0
74,000	Dollar Tree, Inc., 4.200%, 05/15/2028	73,319	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
96,000 (1)	DR Horton, Inc., 5.500%, 10/15/2035	$97,819	0.0
145,000	Ford Motor Co., 3.250%, 02/12/2032	122,303	0.0
355,000 (1)	Ford Motor Co., 4.346%, 12/08/2026	352,679	0.1
118,000	Ford Motor Co., 4.750%, 01/15/2043	90,831	0.0
77,000	Ford Motor Co., 5.291%, 12/08/2046	62,225	0.0
414,000	Ford Motor Co., 6.100%, 08/19/2032	413,598	0.1
106,000	Ford Motor Co., 6.625%, 10/01/2028	111,324	0.0
25,000	Ford Motor Co., 7.400%, 11/01/2046	25,620	0.0
216,000	Ford Motor Co., 7.450%, 07/16/2031	233,999	0.0
102,000	Ford Motor Co., 9.625%, 04/22/2030	117,357	0.0
44,000	General Motors Co., 5.000%, 04/01/2035	41,610	0.0
74,000	General Motors Co., 5.200%, 04/01/2045	63,477	0.0
151,000 (1)	General Motors Co., 5.400%, 04/01/2048	131,291	0.0
89,000	General Motors Co., 6.250%, 10/02/2043	87,373	0.0
441,000	General Motors Co., 6.600%, 04/01/2036	467,392	0.1
500,000	General Motors Financial Co., Inc., 2.400%, 04/10/2028	470,533	0.1
59,000	General Motors Financial Co., Inc., 2.700%, 06/10/2031	51,705	0.0
177,000	General Motors Financial Co., Inc., 3.100%, 01/12/2032	155,594	0.0
500,000	General Motors Financial Co., Inc., 3.850%, 01/05/2028	489,973	0.1
500,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	497,973	0.1
588,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	589,127	0.1
89,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	91,645	0.0
199,000	Hasbro, Inc., 3.900%, 11/19/2029	191,952	0.0
89,000	Home Depot, Inc., 2.700%, 04/15/2030	83,144	0.0
500,000	Home Depot, Inc., 2.800%, 09/14/2027	487,396	0.1
73,000	Home Depot, Inc., 3.250%, 04/15/2032	67,578	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
657,000	Home Depot, Inc., 3.300%, 04/15/2040	$524,917	0.1
73,000 (1)	Home Depot, Inc., 4.500%, 09/15/2032	73,376	0.0
102,000	Home Depot, Inc., 4.950%, 06/25/2034	103,285	0.0
29,000	Home Depot, Inc., 5.400%, 09/15/2040	29,339	0.0
769,000	Home Depot, Inc., 5.875%, 12/16/2036	825,171	0.1
58,000	Home Depot, Inc., 5.950%, 04/01/2041	61,167	0.0
56,000	Honda Motor Co. Ltd., 2.534%, 03/10/2027	54,353	0.0
42,000 (1)	Honda Motor Co. Ltd., 2.967%, 03/10/2032	37,714	0.0
23,000	Hyatt Hotels Corp., 4.375%, 09/15/2028	22,932	0.0
23,000	Hyatt Hotels Corp., 4.850%, 03/15/2026	23,010	0.0
26,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	26,460	0.0
20,000	Hyatt Hotels Corp., 5.500%, 06/30/2034	20,000	0.0
35,000	Hyatt Hotels Corp., 5.750%, 01/30/2027	35,734	0.0
26,000	Hyatt Hotels Corp., 5.750%, 04/23/2030	26,909	0.0
56,000	Las Vegas Sands Corp., 3.500%, 08/18/2026	55,277	0.0
42,000	Las Vegas Sands Corp., 3.900%, 08/08/2029	40,015	0.0
42,000	Las Vegas Sands Corp., 5.900%, 06/01/2027	42,932	0.0
28,000	Las Vegas Sands Corp., 6.000%, 08/15/2029	28,791	0.0
28,000 (1)	Las Vegas Sands Corp., 6.200%, 08/15/2034	28,619	0.0
86,000	Lear Corp., 4.250%, 05/15/2029	84,459	0.0
58,000 (1)	Lear Corp., 5.250%, 05/15/2049	49,879	0.0
29,000	Leggett & Platt, Inc., 3.500%, 11/15/2027	28,159	0.0
29,000	Leggett & Platt, Inc., 3.500%, 11/15/2051	18,494	0.0
29,000 (1)	Leggett & Platt, Inc., 4.400%, 03/15/2029	28,199	0.0
120,000	Lennar Corp., 4.750%, 11/29/2027	120,875	0.0
47,000	LKQ Corp., 5.750%, 06/15/2028	48,439	0.0
35,000 (1)	LKQ Corp., 6.250%, 06/15/2033	36,936	0.0
59,000	Lowe's Cos., Inc., 1.300%, 04/15/2028	54,602	0.0
59,000	Lowe's Cos., Inc., 1.700%, 09/15/2028	54,590	0.0
74,000	Lowe's Cos., Inc., 1.700%, 10/15/2030	64,439	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
76,000	Lowe's Cos., Inc., 2.625%, 04/01/2031	$68,581	0.0
59,000	Lowe's Cos., Inc., 2.800%, 09/15/2041	41,250	0.0
88,000	Lowe's Cos., Inc., 3.000%, 10/15/2050	55,036	0.0
89,000	Lowe's Cos., Inc., 3.100%, 05/03/2027	87,328	0.0
44,000	Lowe's Cos., Inc., 3.350%, 04/01/2027	43,364	0.0
30,000	Lowe's Cos., Inc., 3.500%, 04/01/2051	20,571	0.0
89,000 (1)	Lowe's Cos., Inc., 3.650%, 04/05/2029	86,957	0.0
68,000	Lowe's Cos., Inc., 3.700%, 04/15/2046	50,636	0.0
76,000	Lowe's Cos., Inc., 3.750%, 04/01/2032	71,709	0.0
76,000	Lowe's Cos., Inc., 4.050%, 05/03/2047	59,278	0.0
76,000	Lowe's Cos., Inc., 4.250%, 04/01/2052	59,545	0.0
25,000	Lowe's Cos., Inc., 4.375%, 09/15/2045	20,699	0.0
74,000	Lowe's Cos., Inc., 4.450%, 04/01/2062	57,485	0.0
74,000 (1)	Lowe's Cos., Inc., 4.500%, 04/15/2030	74,594	0.0
36,000	Lowe's Cos., Inc., 4.550%, 04/05/2049	29,745	0.0
30,000	Lowe's Cos., Inc., 4.650%, 04/15/2042	26,368	0.0
74,000	Lowe's Cos., Inc., 5.000%, 04/15/2033	74,844	0.0
21,000	Lowe's Cos., Inc., 5.000%, 04/15/2040	19,755	0.0
26,000	Lowe's Cos., Inc., 5.125%, 04/15/2050	23,180	0.0
59,000 (1)	Lowe's Cos., Inc., 5.150%, 07/01/2033	60,235	0.0
20,000	Lowe's Cos., Inc., 5.500%, 10/15/2035	20,705	0.0
30,000	Lowe's Cos., Inc., 5.750%, 07/01/2053	29,360	0.0
59,000	Lowe's Cos., Inc., 5.800%, 09/15/2062	57,383	0.0
30,000	Lowe's Cos., Inc., 5.850%, 04/01/2063	29,321	0.0
18,000	Lowe's Cos., Inc., 6.500%, 03/15/2029	19,305	0.0
50,000	Magna International, Inc., 2.450%, 06/15/2030	45,259	0.0
230,000	Marriott International, Inc., 5.000%, 10/15/2027	233,854	0.0
112,000	Marriott International, Inc., 5.500%, 04/15/2037	112,090	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
376,000	Marriott International, Inc. HH, 2.850%, 04/15/2031	$341,553	0.0
360,000	McDonald's Corp., MTN, 3.700%, 01/30/2026	358,564	0.1
49,000	McDonald's Corp., MTN, 4.600%, 05/26/2045	42,590	0.0
238,000	McDonald's Corp., MTN, 4.700%, 12/09/2035	232,277	0.0
325,000	McDonald's Corp., MTN, 6.300%, 10/15/2037	356,118	0.1
21,000	MDC Holdings, Inc., 2.500%, 01/15/2031	18,401	0.0
18,000	MDC Holdings, Inc., 3.850%, 01/15/2030	17,204	0.0
21,000	MDC Holdings, Inc., 3.966%, 08/06/2061	15,311	0.0
30,000	MDC Holdings, Inc., 6.000%, 01/15/2043	27,167	0.0
87,000	Mercedes-Benz Finance North America LLC, 8.500%, 01/18/2031	103,479	0.0
185,000	NIKE, Inc., 2.375%, 11/01/2026	181,139	0.0
38,000	NIKE, Inc., 3.375%, 11/01/2046	27,500	0.0
30,000	O'Reilly Automotive, Inc., 1.750%, 03/15/2031	25,829	0.0
30,000	O'Reilly Automotive, Inc., 3.550%, 03/15/2026	29,821	0.0
44,000	O'Reilly Automotive, Inc., 3.600%, 09/01/2027	43,424	0.0
30,000	O'Reilly Automotive, Inc., 3.900%, 06/01/2029	29,492	0.0
30,000	O'Reilly Automotive, Inc., 4.200%, 04/01/2030	29,733	0.0
30,000	O'Reilly Automotive, Inc., 4.350%, 06/01/2028	30,098	0.0
50,000 (1)	O'Reilly Automotive, Inc., 4.700%, 06/15/2032	49,667	0.0
44,000	O'Reilly Automotive, Inc., 5.750%, 11/20/2026	44,794	0.0
18,000 (1)	PACCAR Financial Corp., 4.600%, 01/10/2028	18,241	0.0
30,000	PACCAR Financial Corp., DMTN, 5.200%, 11/09/2026	30,476	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
18,000	PACCAR Financial Corp., MTN, 1.100%, 05/11/2026	$17,538	0.0
18,000	PACCAR Financial Corp., MTN, 2.000%, 02/04/2027	17,460	0.0
36,000	PACCAR Financial Corp., MTN, 3.550%, 08/11/2025	35,965	0.0
30,000 (1)	PACCAR Financial Corp., MTN, 4.450%, 03/30/2026	30,040	0.0
36,000 (1)	PACCAR Financial Corp., MTN, 4.600%, 01/31/2029	36,518	0.0
18,000	PACCAR Financial Corp., MTN, 4.950%, 10/03/2025	18,017	0.0
18,000	PACCAR Financial Corp., MTN, 4.950%, 08/10/2028	18,451	0.0
24,000 (1)	PACCAR Financial Corp., MTN, 5.050%, 08/10/2026	24,258	0.0
20,000	PulteGroup, Inc., 5.000%, 01/15/2027	20,157	0.0
17,000	PulteGroup, Inc., 6.000%, 02/15/2035	17,816	0.0
23,000	PulteGroup, Inc., 6.375%, 05/15/2033	24,690	0.0
17,000	PulteGroup, Inc., 7.875%, 06/15/2032	19,733	0.0
340,000	Sands China Ltd., 5.400%, 08/08/2028	342,219	0.0
29,000	Southwest Airlines Co., 2.625%, 02/10/2030	26,436	0.0
17,000	Southwest Airlines Co., 3.000%, 11/15/2026	16,652	0.0
17,000	Southwest Airlines Co., 3.450%, 11/16/2027	16,558	0.0
105,000	Southwest Airlines Co., 5.125%, 06/15/2027	105,986	0.0
29,000	Starbucks Corp., 2.000%, 03/12/2027	27,916	0.0
44,000	Starbucks Corp., 2.250%, 03/12/2030	39,920	0.0
29,000	Starbucks Corp., 2.450%, 06/15/2026	28,461	0.0
73,000	Starbucks Corp., 2.550%, 11/15/2030	66,185	0.0
58,000 (1)	Starbucks Corp., 3.000%, 02/14/2032	52,520	0.0
29,000	Starbucks Corp., 3.350%, 03/12/2050	19,627	0.0
35,000	Starbucks Corp., 3.500%, 03/01/2028	34,378	0.0
73,000	Starbucks Corp., 3.500%, 11/15/2050	50,874	0.0
58,000	Starbucks Corp., 3.550%, 08/15/2029	56,449	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
29,000	Starbucks Corp., 3.750%, 12/01/2047	$21,407	0.0
73,000	Starbucks Corp., 3.800%, 08/15/2025	72,906	0.0
44,000	Starbucks Corp., 4.000%, 11/15/2028	43,701	0.0
20,000	Starbucks Corp., 4.300%, 06/15/2045	16,328	0.0
58,000	Starbucks Corp., 4.450%, 08/15/2049	47,477	0.0
58,000	Starbucks Corp., 4.500%, 11/15/2048	48,309	0.0
58,000	Starbucks Corp., 4.750%, 02/15/2026	58,047	0.0
29,000	Starbucks Corp., 4.800%, 02/15/2033	29,008	0.0
58,000	Starbucks Corp., 4.850%, 02/08/2027	58,532	0.0
29,000	Starbucks Corp., 4.900%, 02/15/2031	29,645	0.0
29,000 (1)	Starbucks Corp., 5.000%, 02/15/2034	29,220	0.0
30,000 (1)	Tapestry, Inc., 3.050%, 03/15/2032	26,814	0.0
23,000	Tapestry, Inc., 4.125%, 07/15/2027	22,845	0.0
500,000	Target Corp., 1.950%, 01/15/2027	484,494	0.1
15,000	Target Corp., 2.350%, 02/15/2030	13,845	0.0
28,000	Target Corp., 2.650%, 09/15/2030	25,908	0.0
59,000 (1)	Target Corp., 2.950%, 01/15/2052	37,378	0.0
36,000	Target Corp., 3.625%, 04/15/2046	27,254	0.0
31,000	Target Corp., 3.900%, 11/15/2047	23,917	0.0
66,000 (1)	Target Corp., 4.000%, 07/01/2042	55,335	0.0
30,000 (1)	Target Corp., 4.400%, 01/15/2033	29,517	0.0
59,000	Target Corp., 4.500%, 09/15/2032	58,698	0.0
68,000	Target Corp., 4.800%, 01/15/2053	59,972	0.0
18,000	Target Corp., 6.350%, 11/01/2032	19,998	0.0
156,000	TJX Cos., Inc., 1.600%, 05/15/2031	134,764	0.0
11,000 (1)	Toyota Motor Corp., 2.362%, 03/25/2031	9,875	0.0
30,000 (1)	Toyota Motor Corp., 5.123%, 07/13/2033	30,854	0.0
30,000	Toyota Motor Credit Corp., 1.900%, 09/12/2031	25,775	0.0
30,000 (1)	Toyota Motor Credit Corp., 4.700%, 01/12/2033	30,202	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
119,000	Toyota Motor Credit Corp., 5.350%, 01/09/2035	$122,026	0.0
588,000	Toyota Motor Credit Corp., GMTN, 3.050%, 01/11/2028	573,199	0.1
500,000	Toyota Motor Credit Corp., MTN, 1.900%, 04/06/2028	471,873	0.1
24,000	Toyota Motor Credit Corp., MTN, 2.400%, 01/13/2032	21,011	0.0
500,000	Toyota Motor Credit Corp., MTN, 3.200%, 01/11/2027	493,055	0.1
47,000 (1)	Toyota Motor Credit Corp., MTN, 4.800%, 01/05/2034	47,005	0.0
38,000	Tractor Supply Co., 1.750%, 11/01/2030	32,969	0.0
44,000	Tractor Supply Co., 5.250%, 05/15/2033	44,938	0.0
92,452	United Airlines Pass Through Trust 2016-1, A, 3.450%, 01/07/2030	88,457	0.0
355,111	United Airlines Pass Through Trust 2018-1, AA, 3.500%, 09/01/2031	335,199	0.0
88,000 (1)	Walgreens Boots Alliance, Inc., 3.450%, 06/01/2026	86,157	0.0
74,000	Walmart, Inc., 1.050%, 09/17/2026	71,540	0.0
74,000	Walmart, Inc., 1.500%, 09/22/2028	68,613	0.0
118,000	Walmart, Inc., 1.800%, 09/22/2031	102,843	0.0
19,000	Walmart, Inc., 2.375%, 09/24/2029	17,841	0.0
51,000	Walmart, Inc., 2.500%, 09/22/2041	36,042	0.0
87,000	Walmart, Inc., 2.650%, 09/22/2051	54,420	0.0
37,000	Walmart, Inc., 2.950%, 09/24/2049	25,020	0.0
47,000	Walmart, Inc., 3.050%, 07/08/2026	46,548	0.0
43,000	Walmart, Inc., 3.250%, 07/08/2029	41,943	0.0
22,000	Walmart, Inc., 3.625%, 12/15/2047	17,094	0.0
75,000	Walmart, Inc., 3.700%, 06/26/2028	74,755	0.0
44,000	Walmart, Inc., 3.900%, 04/15/2028	44,064	0.0
59,000	Walmart, Inc., 3.950%, 09/09/2027	59,068	0.0
34,000	Walmart, Inc., 3.950%, 06/28/2038	31,300	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
30,000	Walmart, Inc., 4.000%, 04/15/2030	$30,041	0.0
21,000	Walmart, Inc., 4.000%, 04/11/2043	17,926	0.0
85,000	Walmart, Inc., 4.050%, 06/29/2048	70,427	0.0
76,000 (1)	Walmart, Inc., 4.100%, 04/15/2033	74,259	0.0
74,000 (1)	Walmart, Inc., 4.150%, 09/09/2032	73,125	0.0
17,000	Walmart, Inc., 4.300%, 04/22/2044	15,116	0.0
59,000	Walmart, Inc., 4.500%, 09/09/2052	51,646	0.0
76,000	Walmart, Inc., 4.500%, 04/15/2053	66,619	0.0
20,000	Walmart, Inc., 5.000%, 10/25/2040	20,272	0.0
67,000	Walmart, Inc., 5.250%, 09/01/2035	70,415	0.0
36,000	Walmart, Inc., 5.625%, 04/01/2040	38,518	0.0
31,000	Walmart, Inc., 5.625%, 04/15/2041	32,802	0.0
22,000	Walmart, Inc., 5.875%, 04/05/2027	22,769	0.0
48,000	Walmart, Inc., 6.200%, 04/15/2038	53,868	0.0
61,000	Walmart, Inc., 6.500%, 08/15/2037	70,182	0.0
28,000	Walmart, Inc., 7.550%, 02/15/2030	32,087	0.0
14,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	13,065	0.0
295,000 (1)	Warnermedia Holdings, Inc., 4.279%, 03/15/2032	220,881	0.0
266,000 (1)	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	158,110	0.0
54,000	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	37,935	0.0
18,000	Whirlpool Corp., 2.400%, 05/15/2031	15,323	0.0
30,000 (1)	Whirlpool Corp., 4.500%, 06/01/2046	23,105	0.0
30,000 (1)	Whirlpool Corp., 4.600%, 05/15/2050	22,873	0.0
18,000 (1)	Whirlpool Corp., 4.700%, 05/14/2032	16,796	0.0
41,000	Whirlpool Corp., 4.750%, 02/26/2029	40,344	0.0
18,000 (1)	Whirlpool Corp., 5.500%, 03/01/2033	17,481	0.0
18,000	Whirlpool Corp., 5.750%, 03/01/2034	17,562	0.0
24,000	WW Grainger, Inc., 3.750%, 05/15/2046	18,739	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
24,000	WW Grainger, Inc., 4.200%, 05/15/2047	$19,791	0.0
59,000	WW Grainger, Inc., 4.600%, 06/15/2045	52,256	0.0
		22,010,881	1.6

	Consumer, Non-cyclical: 4.4%
221,000	Abbott Laboratories, 3.750%, 11/30/2026	220,351	0.0
86,000	Abbott Laboratories, 4.750%, 11/30/2036	85,633	0.0
272,000	Abbott Laboratories, 4.900%, 11/30/2046	257,666	0.0
363,000	AbbVie, Inc., 3.200%, 11/21/2029	347,321	0.1
363,000	AbbVie, Inc., 4.050%, 11/21/2039	318,339	0.0
227,000	AbbVie, Inc., 4.250%, 11/21/2049	187,136	0.0
63,000	AbbVie, Inc., 4.300%, 05/14/2036	59,443	0.0
283,000	AbbVie, Inc., 4.450%, 05/14/2046	243,786	0.0
276,000	AbbVie, Inc., 4.550%, 03/15/2035	268,072	0.0
174,000	AbbVie, Inc., 4.700%, 05/14/2045	156,094	0.0
49,000	AbbVie, Inc., 4.750%, 03/15/2045	44,187	0.0
104,000	AbbVie, Inc., 4.875%, 11/14/2048	94,237	0.0
178,000	AbbVie, Inc., 5.400%, 03/15/2054	173,204	0.0
89,000	AbbVie, Inc., 5.500%, 03/15/2064	86,379	0.0
17,000	Adventist Health System/West, 2.952%, 03/01/2029	15,807	0.0
17,000	Adventist Health System/West, 3.630%, 03/01/2049	11,368	0.0
21,000	Adventist Health System/West, 5.430%, 03/01/2032	21,132	0.0
25,000	Adventist Health System/West, 5.757%, 12/01/2034	25,065	0.0
26,000	Advocate Health & Hospitals Corp., 3.387%, 10/15/2049	18,396	0.0
23,000	Advocate Health & Hospitals Corp., 3.829%, 08/15/2028	22,747	0.0
24,000	Advocate Health & Hospitals Corp., 4.272%, 08/15/2048	19,930	0.0
18,000	Advocate Health & Hospitals Corp. 2020, 2.211%, 06/15/2030	16,291	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
24,000	Advocate Health & Hospitals Corp. 2020, 3.008%, 06/15/2050	$15,949	0.0
138,000	Aetna, Inc., 4.500%, 05/15/2042	112,991	0.0
110,000	Agilent Technologies, Inc., 2.300%, 03/12/2031	97,510	0.0
29,000	Ahold Finance USA LLC, 6.875%, 05/01/2029	31,333	0.0
17,000	Allina Health System 2019, 3.887%, 04/15/2049	13,169	0.0
18,000	Allina Health System 2021, 2.902%, 11/15/2051	10,963	0.0
89,000	Altria Group, Inc., 2.450%, 02/04/2032	76,793	0.0
44,000	Altria Group, Inc., 3.400%, 05/06/2030	41,803	0.0
89,000	Altria Group, Inc., 3.400%, 02/04/2041	66,069	0.0
74,000	Altria Group, Inc., 3.700%, 02/04/2051	51,255	0.0
89,000	Altria Group, Inc., 3.875%, 09/16/2046	65,879	0.0
59,000 (1)	Altria Group, Inc., 4.000%, 02/04/2061	41,688	0.0
53,000	Altria Group, Inc., 4.250%, 08/09/2042	43,112	0.0
30,000	Altria Group, Inc., 4.450%, 05/06/2050	23,497	0.0
38,000	Altria Group, Inc., 4.500%, 05/02/2043	31,704	0.0
113,000	Altria Group, Inc., 4.800%, 02/14/2029	114,284	0.0
107,000	Altria Group, Inc., 5.375%, 01/31/2044	101,099	0.0
118,000	Altria Group, Inc., 5.800%, 02/14/2039	119,633	0.0
64,000 (1)	Altria Group, Inc., 5.950%, 02/14/2049	63,700	0.0
30,000	Altria Group, Inc., 6.200%, 11/01/2028	31,679	0.0
30,000	Altria Group, Inc., 6.875%, 11/01/2033	33,521	0.0
30,000	American University 2019, 3.672%, 04/01/2049	22,515	0.0
56,000	Amgen, Inc., 2.000%, 01/15/2032	47,774	0.0
1,175,000 (1)	Amgen, Inc., 2.300%, 02/25/2031	1,045,322	0.1
469,000	Amgen, Inc., 3.150%, 02/21/2040	361,491	0.1
56,000	Amgen, Inc., 3.350%, 02/22/2032	51,876	0.0
42,000 (1)	Amgen, Inc., 4.200%, 03/01/2033	40,331	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
540,000	Amgen, Inc., 4.400%, 05/01/2045	$459,743	0.1
198,000	Amgen, Inc., 4.663%, 06/15/2051	169,667	0.0
34,000	Amgen, Inc., 4.950%, 10/01/2041	31,250	0.0
41,000	Amgen, Inc., 5.150%, 11/15/2041	38,674	0.0
154,000	Amgen, Inc., 5.250%, 03/02/2030	158,723	0.0
23,000	Amgen, Inc., 5.650%, 06/15/2042	22,913	0.0
15,000	Amgen, Inc., 5.650%, 03/02/2053	14,656	0.0
20,000	Amgen, Inc., 5.750%, 03/15/2040	20,463	0.0
44,000	Amgen, Inc., 5.750%, 03/02/2063	42,809	0.0
26,000	Amgen, Inc., 6.375%, 06/01/2037	28,609	0.0
335,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	327,023	0.0
374,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	343,098	0.1
40,000	Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/2036	39,047	0.0
90,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	82,199	0.0
111,000	Anheuser-Busch InBev Worldwide, Inc., 3.500%, 06/01/2030	107,130	0.0
110,000	Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	93,619	0.0
270,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	274,954	0.0
45,000	Anheuser-Busch InBev Worldwide, Inc., 4.900%, 01/23/2031	46,316	0.0
95,000	Anheuser-Busch InBev Worldwide, Inc., 4.950%, 01/15/2042	89,687	0.0
125,000	Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	127,218	0.0
209,000	Anheuser-Busch InBev Worldwide, Inc., 5.550%, 01/23/2049	207,593	0.0
125,000	Anheuser-Busch InBev Worldwide, Inc., 5.800%, 01/23/2059	128,136	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
20,000	Anheuser-Busch InBev Worldwide, Inc., 5.875%, 06/15/2035	$21,510	0.0
30,000	Anheuser-Busch InBev Worldwide, Inc., 8.000%, 11/15/2039	38,062	0.0
81,000	Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/2039	103,367	0.0
59,000	Archer-Daniels- Midland Co., 2.500%, 08/11/2026	57,966	0.0
44,000	Archer-Daniels- Midland Co., 2.700%, 09/15/2051	26,880	0.0
44,000	Archer-Daniels- Midland Co., 2.900%, 03/01/2032	39,744	0.0
59,000 (1)	Archer-Daniels- Midland Co., 3.250%, 03/27/2030	56,325	0.0
24,000	Archer-Daniels- Midland Co., 3.750%, 09/15/2047	18,120	0.0
22,000	Archer-Daniels- Midland Co., 4.016%, 04/16/2043	18,136	0.0
30,000 (1)	Archer-Daniels- Midland Co., 4.500%, 08/15/2033	29,408	0.0
36,000	Archer-Daniels- Midland Co., 4.500%, 03/15/2049	30,846	0.0
23,000	Archer-Daniels- Midland Co., 4.535%, 03/26/2042	20,503	0.0
26,000	Archer-Daniels- Midland Co., 5.375%, 09/15/2035	26,995	0.0
20,000	Archer-Daniels- Midland Co., 5.935%, 10/01/2032	21,734	0.0
69,000	Ascension Health, 3.945%, 11/15/2046	54,952	0.0
25,000	Ascension Health, 4.847%, 11/15/2053	22,206	0.0
52,000	Ascension Health B, 2.532%, 11/15/2029	48,499	0.0
34,000	Ascension Health B, 3.106%, 11/15/2039	26,652	0.0
507,000 (1)	AstraZeneca PLC, 4.000%, 01/17/2029	504,715	0.1
38,000	AstraZeneca PLC, 4.375%, 08/17/2048	32,492	0.0
402,000	AstraZeneca PLC, 6.450%, 09/15/2037	451,803	0.1
121,000	Automatic Data Processing, Inc., 4.450%, 09/09/2034	118,705	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
29,000	Avery Dennison Corp., 2.250%, 02/15/2032	$24,694	0.0
29,000 (1)	Avery Dennison Corp., 2.650%, 04/30/2030	26,651	0.0
29,000	Avery Dennison Corp., 4.875%, 12/06/2028	29,458	0.0
23,000	Avery Dennison Corp., 5.750%, 03/15/2033	24,062	0.0
18,000	Banner Health, 1.897%, 01/01/2031	15,805	0.0
18,000	Banner Health, 2.338%, 01/01/2030	16,562	0.0
19,000	Banner Health, 2.907%, 01/01/2042	13,363	0.0
18,000	Banner Health, 2.913%, 01/01/2051	11,457	0.0
18,000	Banner Health 2020, 3.181%, 01/01/2050	11,844	0.0
30,000	Baptist Healthcare System Obligated Group 20B, 3.540%, 08/15/2050	20,582	0.0
14,000	BAT Capital Corp., 3.557%, 08/15/2027	13,780	0.0
53,000	Baxalta, Inc., 5.250%, 06/23/2045	49,667	0.0
38,000 (1)	Baxter International, Inc., 1.730%, 04/01/2031	32,455	0.0
85,000	Baxter International, Inc., 1.915%, 02/01/2027	81,867	0.0
74,000	Baxter International, Inc., 2.272%, 12/01/2028	68,905	0.0
91,000 (1)	Baxter International, Inc., 2.539%, 02/01/2032	79,349	0.0
44,000	Baxter International, Inc., 2.600%, 08/15/2026	43,184	0.0
44,000	Baxter International, Inc., 3.132%, 12/01/2051	28,126	0.0
27,000	Baxter International, Inc., 3.500%, 08/15/2046	19,294	0.0
30,000	Baxter International, Inc., 3.950%, 04/01/2030	29,355	0.0
29,000	BayCare Health System, Inc. 2020, 3.831%, 11/15/2050	22,248	0.0
23,000	Baylor Scott & White Holdings, 3.967%, 11/15/2046	18,374	0.0
27,000	Baylor Scott & White Holdings, 4.185%, 11/15/2045	22,403	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
18,000	Baylor Scott & White Holdings 2021, 1.777%, 11/15/2030	$15,777	0.0
53,000	Baylor Scott & White Holdings 2021, 2.839%, 11/15/2050	33,447	0.0
76,000	Becton Dickinson & Co., 1.957%, 02/11/2031	65,980	0.0
63,000	Becton Dickinson & Co., 3.794%, 05/20/2050	46,977	0.0
89,000	Biogen, Inc., 2.250%, 05/01/2030	80,217	0.0
89,000	Biogen, Inc., 3.150%, 05/01/2050	56,137	0.0
41,000	Biogen, Inc., 3.250%, 02/15/2051	26,194	0.0
66,000	Biogen, Inc., 5.200%, 09/15/2045	59,336	0.0
23,000	Bio-Rad Laboratories, Inc., 3.300%, 03/15/2027	22,566	0.0
47,000 (1)	Bio-Rad Laboratories, Inc., 3.700%, 03/15/2032	43,241	0.0
23,000	Bon Secours Mercy Health, Inc., 3.464%, 06/01/2030	22,118	0.0
71,000	Boston Scientific Corp., 2.650%, 06/01/2030	65,755	0.0
20,000	Boston Scientific Corp., 4.000%, 03/01/2028	20,071	0.0
27,000	Boston Scientific Corp., 4.550%, 03/01/2039	25,559	0.0
38,000 (1)	Boston Scientific Corp., 4.700%, 03/01/2049	34,207	0.0
21,000	Boston Scientific Corp., 6.500%, 11/15/2035	23,565	0.0
18,000	Boston Scientific Corp., 7.375%, 01/15/2040	21,838	0.0
588,000 (1)	Bristol-Myers Squibb Co., 1.125%, 11/13/2027	551,309	0.1
192,000	Bristol-Myers Squibb Co., 2.350%, 11/13/2040	131,861	0.0
500,000	Bristol-Myers Squibb Co., 3.250%, 08/01/2042	374,438	0.1
588,000 (1)	Bristol-Myers Squibb Co., 3.900%, 02/20/2028	585,394	0.1
222,000	Bristol-Myers Squibb Co., 4.250%, 10/26/2049	180,130	0.0
500,000	Bristol-Myers Squibb Co., 4.625%, 05/15/2044	443,266	0.1
102,000	Bristol-Myers Squibb Co., 5.650%, 02/22/2064	99,121	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
33,000	Brown University A, 2.924%, 09/01/2050	$21,805	0.0
18,000	Brown-Forman Corp., 4.000%, 04/15/2038	15,838	0.0
30,000	Brown-Forman Corp., 4.500%, 07/15/2045	25,991	0.0
38,000 (1)	Brown-Forman Corp., 4.750%, 04/15/2033	38,047	0.0
104,000	Bunge Ltd. Finance Corp., 2.750%, 05/14/2031	94,183	0.0
30,000	California Institute of Technology, 3.650%, 09/01/2119	18,980	0.0
24,000	California Institute of Technology, 4.321%, 08/01/2045	20,677	0.0
21,000	California Institute of Technology, 4.700%, 11/01/2111	17,317	0.0
30,000	Campbell Soup Co., 2.375%, 04/24/2030	27,202	0.0
30,000	Campbell Soup Co., 3.125%, 04/24/2050	19,576	0.0
59,000 (1)	Campbell Soup Co., 4.150%, 03/15/2028	58,791	0.0
41,000	Campbell Soup Co., 4.800%, 03/15/2048	35,891	0.0
30,000	Campbell Soup Co., 5.200%, 03/19/2027	30,435	0.0
36,000	Campbell Soup Co., 5.200%, 03/21/2029	36,876	0.0
24,000	Campbell Soup Co., 5.300%, 03/20/2026	24,118	0.0
59,000 (1)	Campbell Soup Co., 5.400%, 03/21/2034	59,958	0.0
156,000	Cardinal Health, Inc., 4.900%, 09/15/2045	138,610	0.0
20,000	Case Western Reserve University 22-C, 5.405%, 06/01/2122	18,572	0.0
163,000 (1)	Cencora, Inc., 2.800%, 05/15/2030	151,427	0.0
64,000	Cencora, Inc., 4.250%, 03/01/2045	52,497	0.0
136,000	Centene Corp., 2.450%, 07/15/2028	126,385	0.0
130,000	Centene Corp., 2.500%, 03/01/2031	112,015	0.0
77,000	Centene Corp., 2.625%, 08/01/2031	66,027	0.0
130,000	Centene Corp., 3.000%, 10/15/2030	116,242	0.0
118,000	Centene Corp., 3.375%, 02/15/2030	108,768	0.0
142,000	Centene Corp., 4.250%, 12/15/2027	139,937	0.0
176,000	Centene Corp., 4.625%, 12/15/2029	171,300	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
20,000	Children's Hospital Corp. 2017, 4.115%, 01/01/2047	$16,530	0.0
17,000	Children's Hospital Corp. 2020, 2.585%, 02/01/2050	10,272	0.0
152,000 (1)	Church & Dwight Co., Inc., 5.600%, 11/15/2032	160,181	0.0
137,000	Cigna Group, 2.375%, 03/15/2031	121,838	0.0
500,000	Cigna Group, 3.400%, 03/01/2027	493,126	0.1
130,000	Cigna Group, 4.800%, 08/15/2038	122,294	0.0
99,000	Cigna Group, 4.800%, 07/15/2046	86,195	0.0
500,000	Cigna Group, 4.900%, 12/15/2048	436,892	0.1
58,000	Cintas Corp. No 2, 3.700%, 04/01/2027	57,611	0.0
47,000	Cintas Corp. No 2, 4.000%, 05/01/2032	45,457	0.0
20,000	City of Hope 2013, 5.623%, 11/15/2043	19,389	0.0
17,000	City of Hope 2018, 4.378%, 08/15/2048	13,566	0.0
23,000	Cleveland Clinic Foundation, 4.858%, 01/01/2114	19,348	0.0
143,000 (1)	Clorox Co., 1.800%, 05/15/2030	126,330	0.0
500,000	Coca-Cola Co., 1.500%, 03/05/2028	470,098	0.1
191,000	Coca-Cola Co., 1.650%, 06/01/2030	169,468	0.0
260,000	Coca-Cola Co., 2.500%, 03/15/2051	156,254	0.0
78,000	Coca-Cola Co., 2.750%, 06/01/2060	46,516	0.0
168,000 (1)	Coca-Cola Co., 2.900%, 05/25/2027	164,969	0.0
231,000 (1)	Coca-Cola Co., 3.000%, 03/05/2051	153,614	0.0
116,000	Coca-Cola Co., 5.400%, 05/13/2064	113,274	0.0
20,000	Coca-Cola Consolidated, Inc., 3.800%, 11/25/2025	19,924	0.0
41,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	42,267	0.0
29,000	Coca-Cola Consolidated, Inc., 5.450%, 06/01/2034	29,901	0.0
150,000	Coca-Cola Femsa SAB de CV, 1.850%, 09/01/2032	123,352	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
125,000	Colgate-Palmolive Co., MTN, 4.000%, 08/15/2045	$105,573	0.0
27,000	CommonSpirit Health, 1.547%, 10/01/2025	26,783	0.0
33,000	CommonSpirit Health, 2.782%, 10/01/2030	30,231	0.0
54,000	CommonSpirit Health, 3.347%, 10/01/2029	51,670	0.0
41,000	CommonSpirit Health, 3.817%, 10/01/2049	29,972	0.0
39,000	CommonSpirit Health, 3.910%, 10/01/2050	28,992	0.0
47,000	CommonSpirit Health, 4.187%, 10/01/2049	36,318	0.0
44,000	CommonSpirit Health, 4.350%, 11/01/2042	36,882	0.0
46,000	CommonSpirit Health, 5.205%, 12/01/2031	47,232	0.0
43,000	CommonSpirit Health, 5.318%, 12/01/2034	43,127	0.0
29,000	CommonSpirit Health, 5.548%, 12/01/2054	27,321	0.0
30,000	CommonSpirit Health, 6.073%, 11/01/2027	31,063	0.0
18,000	CommonSpirit Health, 6.461%, 11/01/2052	19,112	0.0
59,000	Conagra Brands, Inc., 1.375%, 11/01/2027	55,074	0.0
59,000	Conagra Brands, Inc., 4.600%, 11/01/2025	58,943	0.0
77,000	Conagra Brands, Inc., 4.850%, 11/01/2028	77,766	0.0
30,000	Conagra Brands, Inc., 5.300%, 10/01/2026	30,314	0.0
59,000	Conagra Brands, Inc., 5.300%, 11/01/2038	56,514	0.0
59,000	Conagra Brands, Inc., 5.400%, 11/01/2048	53,224	0.0
23,000	Conagra Brands, Inc., 7.000%, 10/01/2028	24,609	0.0
18,000	Conagra Brands, Inc., 8.250%, 09/15/2030	20,974	0.0
591,000	Constellation Brands, Inc., 2.250%, 08/01/2031	512,228	0.1
29,000	Cottage Health Obligated Group 2020, 3.304%, 11/01/2049	20,157	0.0
678,000	CVS Health Corp., 3.625%, 04/01/2027	669,782	0.1
167,000	CVS Health Corp., 3.875%, 07/20/2025	166,875	0.0
296,000	CVS Health Corp., 4.300%, 03/25/2028	294,838	0.0
296,000	CVS Health Corp., 4.780%, 03/25/2038	271,829	0.0
412,000	CVS Health Corp.,5.050%, 03/25/2048	356,094	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
524,000	CVS Health Corp., 5.125%, 07/20/2045	$464,457	0.1
44,000	CVS Health Corp., 5.300%, 12/05/2043	39,985	0.0
251,000	CVS Health Corp., 6.000%, 06/01/2063	240,155	0.0
62,000	Danaher Corp., 2.800%, 12/10/2051	38,641	0.0
399,000	Diageo Capital PLC, 2.125%, 04/29/2032	340,318	0.0
231,000	Diageo Capital PLC, 3.875%, 05/18/2028	229,639	0.0
18,000	Dignity Health, 4.500%, 11/01/2042	15,074	0.0
18,000	Dignity Health, 5.267%, 11/01/2064	15,950	0.0
23,000	Duke University 2020, 2.682%, 10/01/2044	16,346	0.0
18,000	Duke University 2020, 2.757%, 10/01/2050	11,467	0.0
35,000	Duke University 2020, 2.832%, 10/01/2055	21,434	0.0
35,000	Duke University Health System, Inc. 2017, 3.920%, 06/01/2047	27,754	0.0
441,000	Elevance Health, Inc., 1.500%, 03/15/2026	431,805	0.1
441,000	Elevance Health, Inc., 2.550%, 03/15/2031	396,126	0.1
59,000	Elevance Health, Inc., 3.125%, 05/15/2050	38,397	0.0
65,000	Elevance Health, Inc., 3.600%, 03/15/2051	45,784	0.0
588,000	Elevance Health, Inc., 3.650%, 12/01/2027	581,194	0.1
441,000	Elevance Health, Inc., 4.101%, 03/01/2028	439,878	0.1
135,000	Elevance Health, Inc., 4.550%, 05/15/2052	110,498	0.0
250,000	Elevance Health, Inc., 4.650%, 08/15/2044	217,411	0.0
77,000	Elevance Health, Inc., 5.850%, 11/01/2064	74,830	0.0
78,000	Eli Lilly & Co., 2.250%, 05/15/2050	44,555	0.0
208,000	Eli Lilly & Co., 2.500%, 09/15/2060	114,891	0.0
25,000	Eli Lilly & Co., 3.100%, 05/15/2027	24,670	0.0
60,000	Eli Lilly & Co., 3.375%, 03/15/2029	58,755	0.0
25,000	Eli Lilly & Co., 3.700%, 03/01/2045	20,012	0.0
20,000	Eli Lilly & Co., 3.950%, 05/15/2047	16,274	0.0
60,000	Eli Lilly & Co., 3.950%, 03/15/2049	48,181	0.0
35,000	Eli Lilly & Co., 4.150%, 03/15/2059	27,956	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
59,000	Eli Lilly & Co., 4.500%, 02/09/2029	$59,880	0.0
193,000	Eli Lilly & Co., 4.600%, 08/14/2034	191,318	0.0
65,000 (1)	Eli Lilly & Co., 4.700%, 02/27/2033	65,532	0.0
89,000	Eli Lilly & Co., 4.700%, 02/09/2034	88,980	0.0
80,000	Eli Lilly & Co., 4.875%, 02/27/2053	73,366	0.0
65,000	Eli Lilly & Co., 4.950%, 02/27/2063	59,106	0.0
45,000	Eli Lilly & Co., 5.000%, 02/27/2026	45,001	0.0
89,000	Eli Lilly & Co., 5.000%, 02/09/2054	83,236	0.0
39,000	Eli Lilly & Co., 5.050%, 08/14/2054	36,638	0.0
71,000	Eli Lilly & Co., 5.100%, 02/09/2064	66,020	0.0
25,000	Eli Lilly & Co., 5.500%, 03/15/2027	25,636	0.0
30,000	Eli Lilly & Co., 5.550%, 03/15/2037	32,183	0.0
23,000	Emory University 2020, 2.143%, 09/01/2030	20,679	0.0
23,000	Emory University 2020, 2.969%, 09/01/2050	15,013	0.0
59,000	Equifax, Inc., 2.350%, 09/15/2031	51,477	0.0
24,000	Equifax, Inc., 2.600%, 12/15/2025	23,783	0.0
36,000	Equifax, Inc., 3.100%, 05/15/2030	33,693	0.0
44,000	Equifax, Inc., 5.100%, 12/15/2027	44,717	0.0
41,000	Equifax, Inc., 5.100%, 06/01/2028	41,798	0.0
45,000	Estee Lauder Cos., Inc., 1.950%, 03/15/2031	39,199	0.0
143,000	Estee Lauder Cos., Inc., 3.700%, 08/15/2042	108,190	0.0
40,000	Flowers Foods, Inc., 2.400%, 03/15/2031	34,963	0.0
15,000	Ford Foundation 2020, 2.415%, 06/01/2050	8,780	0.0
40,000	Ford Foundation 2020, 2.815%, 06/01/2070	22,371	0.0
307,000	GE HealthCare Technologies, Inc., 5.857%, 03/15/2030	324,348	0.0
126,000	GE HealthCare Technologies, Inc., 5.905%, 11/22/2032	134,000	0.0
259,000	General Mills, Inc., 3.000%, 02/01/2051	165,552	0.0
21,000	George Washington University, 4.868%, 09/15/2045	19,051	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
18,000	George Washington University 2014, 4.300%, 09/15/2044	$15,336	0.0
47,000	George Washington University 2018, 4.126%, 09/15/2048	38,052	0.0
18,000 (1)	Georgetown University, 5.115%, 04/01/2053	16,496	0.0
19,000	Georgetown University 20A, 2.943%, 04/01/2050	12,262	0.0
18,000	Georgetown University A, 5.215%, 10/01/2118	15,855	0.0
20,000	Georgetown University B, 4.315%, 04/01/2049	16,625	0.0
163,000	Gilead Sciences, Inc., 3.650%, 03/01/2026	162,216	0.0
104,000	Gilead Sciences, Inc., 4.150%, 03/01/2047	85,012	0.0
200,000	Gilead Sciences, Inc., 4.500%, 02/01/2045	174,379	0.0
224,000	Gilead Sciences, Inc., 4.750%, 03/01/2046	200,701	0.0
350,000	Gilead Sciences, Inc., 4.800%, 04/01/2044	319,985	0.0
294,000	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	326,693	0.0
65,000	Global Payments, Inc., 1.200%, 03/01/2026	63,484	0.0
44,000	Global Payments, Inc., 2.150%, 01/15/2027	42,578	0.0
59,000	Global Payments, Inc., 2.900%, 05/15/2030	54,265	0.0
44,000	Global Payments, Inc., 2.900%, 11/15/2031	38,938	0.0
74,000	Global Payments, Inc., 3.200%, 08/15/2029	69,998	0.0
44,000	Global Payments, Inc., 4.150%, 08/15/2049	32,526	0.0
44,000	Global Payments, Inc., 4.800%, 04/01/2026	43,985	0.0
30,000	Global Payments, Inc., 4.950%, 08/15/2027	30,361	0.0
30,000	Global Payments, Inc., 5.300%, 08/15/2029	30,554	0.0
44,000 (1)	Global Payments, Inc., 5.400%, 08/15/2032	44,938	0.0
44,000	Global Payments, Inc., 5.950%, 08/15/2052	42,341	0.0
23,000	GXO Logistics, Inc., 1.650%, 07/15/2026	22,252	0.0
23,000	GXO Logistics, Inc., 2.650%, 07/15/2031	20,027	0.0
35,000	GXO Logistics, Inc., 6.250%, 05/06/2029	36,558	0.0
29,000 (1)	GXO Logistics, Inc., 6.500%, 05/06/2034	30,354	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
18,000	Hackensack Meridian Health, Inc., 4.211%, 07/01/2048	$14,703	0.0
18,000	Hackensack Meridian Health, Inc., 4.500%, 07/01/2057	14,634	0.0
30,000	Hackensack Meridian Health, Inc. 2020, 2.675%, 09/01/2041	20,934	0.0
30,000	Hackensack Meridian Health, Inc. 2020, 2.875%, 09/01/2050	18,881	0.0
326,000	Haleon US Capital LLC, 3.625%, 03/24/2032	305,129	0.0
55,000	HCA, Inc., 2.375%, 07/15/2031	47,889	0.0
65,000	HCA, Inc., 3.125%, 03/15/2027	63,671	0.0
30,000	HCA, Inc., 3.375%, 03/15/2029	28,831	0.0
170,000	HCA, Inc., 3.500%, 09/01/2030	160,810	0.0
95,000	HCA, Inc., 3.500%, 07/15/2051	62,989	0.0
125,000	HCA, Inc., 3.625%, 03/15/2032	115,348	0.0
125,000	HCA, Inc., 4.125%, 06/15/2029	122,846	0.0
30,000	HCA, Inc., 4.375%, 03/15/2042	25,108	0.0
75,000	HCA, Inc., 4.500%, 02/15/2027	75,031	0.0
125,000	HCA, Inc., 4.625%, 03/15/2052	100,534	0.0
65,000	HCA, Inc., 5.125%, 06/15/2039	61,174	0.0
65,000	HCA, Inc., 5.200%, 06/01/2028	66,422	0.0
95,000	HCA, Inc., 5.250%, 06/15/2026	95,142	0.0
125,000	HCA, Inc., 5.250%, 06/15/2049	111,139	0.0
65,000	HCA, Inc., 5.375%, 09/01/2026	65,340	0.0
78,000	HCA, Inc., 5.450%, 09/15/2034	78,709	0.0
80,000	HCA, Inc., 5.500%, 06/01/2033	81,939	0.0
95,000	HCA, Inc., 5.500%, 06/15/2047	88,349	0.0
95,000 (1)	HCA, Inc., 5.625%, 09/01/2028	97,825	0.0
89,000	HCA, Inc., 5.875%, 02/15/2026	89,099	0.0
65,000	HCA, Inc., 5.875%, 02/01/2029	67,474	0.0
65,000	HCA, Inc., 5.900%, 06/01/2053	62,808	0.0
12,000	HCA, Inc., 5.950%, 09/15/2054	11,671	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
138,000 (1)	HCA, Inc., 6.100%, 04/01/2064	$134,706	0.0
441,000	Hershey Co., 2.300%, 08/15/2026	432,723	0.1
94,000	Hershey Co., 2.650%, 06/01/2050	57,646	0.0
31,000 (1)	Hoag Memorial Hospital Presbyterian, 3.803%, 07/15/2052	23,410	0.0
186,000 (1)	Hormel Foods Corp., 1.800%, 06/11/2030	165,432	0.0
447,000	Humana, Inc., 4.950%, 10/01/2044	385,631	0.1
23,000	Indiana University Health, Inc. Obligated Group, 3.970%, 11/01/2048	18,226	0.0
17,000	Indiana University Health, Inc. Obligated Group 2021, 2.852%, 11/01/2051	10,639	0.0
35,000	Ingredion, Inc., 2.900%, 06/01/2030	32,370	0.0
29,000	Ingredion, Inc., 3.200%, 10/01/2026	28,544	0.0
23,000	Ingredion, Inc., 3.900%, 06/01/2050	17,016	0.0
110,000	IQVIA, Inc., 6.250%, 02/01/2029	115,042	0.0
59,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 2.500%, 01/15/2027	57,430	0.0
35,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 3.000%, 02/02/2029	33,273	0.0
58,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 3.000%, 05/15/2032	50,813	0.0
55,000 (1)	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 3.625%, 01/15/2032	50,357	0.0
29,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 3.750%, 12/01/2031	27,044	0.0
53,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 4.375%, 02/02/2052	40,884	0.0
52,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 5.125%, 02/01/2028	53,181	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
24,000 (1)	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 5.500%, 01/15/2030	$24,582	0.0
88,000 (1)	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 5.750%, 04/01/2033	90,512	0.0
92,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 6.500%, 12/01/2052	95,684	0.0
89,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 6.750%, 03/15/2034	97,214	0.0
53,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 7.250%, 11/15/2053	59,704	0.0
59,000 (1)	JM Smucker Co., 6.500%, 11/15/2053	63,096	0.0
40,000	Johns Hopkins Health System Corp., 3.837%, 05/15/2046	31,338	0.0
21,000	Johns Hopkins University 2013, 4.083%, 07/01/2053	16,826	0.0
22,000	Johns Hopkins University A, 2.813%, 01/01/2060	13,016	0.0
17,000 (1)	Johns Hopkins University A, 4.705%, 07/01/2032	17,100	0.0
102,000	Johnson & Johnson, 1.300%, 09/01/2030	88,774	0.0
73,000 (1)	Johnson & Johnson, 2.450%, 09/01/2060	40,669	0.0
522,000	Johnson & Johnson, 2.900%, 01/15/2028	509,961	0.1
502,000	Johnson & Johnson, 3.625%, 03/03/2037	449,460	0.1
116,000	Johnson & Johnson, 3.700%, 03/01/2046	93,147	0.0
251,000	Johnson & Johnson, 3.750%, 03/03/2047	201,754	0.0
34,000	Kaiser Foundation Hospitals, 3.150%, 05/01/2027	33,381	0.0
76,000	Kaiser Foundation Hospitals, 4.150%, 05/01/2047	62,035	0.0
36,000	Kaiser Foundation Hospitals, 4.875%, 04/01/2042	33,551	0.0
59,000	Kaiser Foundation Hospitals 2019, 3.266%, 11/01/2049	40,864	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
74,000	Kaiser Foundation Hospitals 2021, 2.810%, 06/01/2041	$52,865	0.0
83,000	Kaiser Foundation Hospitals 2021, 3.002%, 06/01/2051	53,832	0.0
263,000	Kellogg Co., 2.100%, 06/01/2030	236,182	0.0
12,000	Kellogg Co., 3.250%, 04/01/2026	11,907	0.0
83,000	Kenvue, Inc., 5.050%, 03/22/2053	77,272	0.0
41,000	Keurig Dr Pepper, Inc., 3.350%, 03/15/2051	27,617	0.0
33,000	Keurig Dr Pepper, Inc., 4.500%, 11/15/2045	27,666	0.0
30,000	Keurig Dr Pepper, Inc. 31*, 2.250%, 03/15/2031	26,494	0.0
42,000	Kimberly-Clark Corp., 6.625%, 08/01/2037	48,501	0.0
28,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	28,738	0.0
29,000	Koninklijke Philips NV, 5.000%, 03/15/2042	26,084	0.0
42,000	Koninklijke Philips NV, 6.875%, 03/11/2038	46,051	0.0
613,000	Kraft Heinz Foods Co., 4.375%, 06/01/2046	496,302	0.1
28,000	Kroger Co., 1.700%, 01/15/2031	24,185	0.0
72,000	Kroger Co., 2.650%, 10/15/2026	70,564	0.0
57,000	Kroger Co., 4.450%, 02/01/2047	47,315	0.0
123,000	Kroger Co., 5.000%, 09/15/2034	122,197	0.0
20,000	Kroger Co., 5.000%, 04/15/2042	18,186	0.0
22,000	Kroger Co., 5.150%, 08/01/2043	20,451	0.0
17,000	Kroger Co., 5.400%, 07/15/2040	16,668	0.0
117,000	Kroger Co., 5.500%, 09/15/2054	111,141	0.0
21,000	Kroger Co., 6.900%, 04/15/2038	23,536	0.0
168,000	Kroger Co., 7.500%, 04/01/2031	192,971	0.0
99,000 (1)	Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	86,862	0.0
18,000	Leland Stanford Junior University, 1.289%, 06/01/2027	17,169	0.0
27,000	Leland Stanford Junior University, 2.413%, 06/01/2050	15,994	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
44,000	Leland Stanford Junior University, 3.647%, 05/01/2048	$33,698	0.0
18,000 (1)	Mass General Brigham, Inc. 2015, 4.117%, 07/01/2055	14,210	0.0
18,000	Mass General Brigham, Inc. 2017, 3.765%, 07/01/2048	13,654	0.0
22,000	Mass General Brigham, Inc. 2020, 3.192%, 07/01/2049	14,947	0.0
38,000	Mass General Brigham, Inc. 2020, 3.342%, 07/01/2060	24,929	0.0
30,000	Massachusetts Institute of Technology, 3.067%, 04/01/2052	19,962	0.0
30,000 (1)	Massachusetts Institute of Technology, 3.885%, 07/01/2116	20,823	0.0
22,000	Massachusetts Institute of Technology, 3.959%, 07/01/2038	20,046	0.0
33,000	Massachusetts Institute of Technology, 4.678%, 07/01/2114	27,558	0.0
44,000	Massachusetts Institute of Technology, 5.600%, 07/01/2111	43,965	0.0
31,000	Massachusetts Institute of Technology F, 2.989%, 07/01/2050	20,868	0.0
21,000	Massachusetts Institute of Technology G, 2.294%, 07/01/2051	11,851	0.0
18,000	Mayo Clinic, 3.774%, 11/15/2043	14,737	0.0
18,000	Mayo Clinic 2013, 4.000%, 11/15/2047	13,994	0.0
21,000	Mayo Clinic 2016, 4.128%, 11/15/2052	16,923	0.0
30,000	Mayo Clinic 2021, 3.196%, 11/15/2061	18,654	0.0
30,000	McCormick & Co., Inc., 0.900%, 02/15/2026	29,325	0.0
30,000	McCormick & Co., Inc., 1.850%, 02/15/2031	26,035	0.0
30,000	McCormick & Co., Inc., 2.500%, 04/15/2030	27,498	0.0
44,000	McCormick & Co., Inc., 3.400%, 08/15/2027	43,261	0.0
18,000	McCormick & Co., Inc., 4.200%, 08/15/2047	14,426	0.0
30,000	McCormick & Co., Inc., 4.950%, 04/15/2033	30,312	0.0
588,000	McKesson Corp., 0.900%, 12/03/2025	579,143	0.1
97,000	McKesson Corp., 5.250%, 05/30/2035	98,572	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
53,000	Mead Johnson Nutrition Co., 4.600%, 06/01/2044	$45,882	0.0
59,000	Medtronic Global Holdings SCA, 4.250%, 03/30/2028	59,313	0.0
59,000	Medtronic Global Holdings SCA, 4.500%, 03/30/2033	58,420	0.0
18,000	Medtronic, Inc., 4.000%, 04/01/2043	15,113	0.0
114,000	Medtronic, Inc., 4.375%, 03/15/2035	110,323	0.0
91,000 (1)	Medtronic, Inc., 4.625%, 03/15/2045	81,922	0.0
24,000	Memorial Sloan- Kettering Cancer Center, 4.125%, 07/01/2052	19,035	0.0
24,000	Memorial Sloan- Kettering Cancer Center, 5.000%, 07/01/2042	22,922	0.0
33,000 (1)	Memorial Sloan- Kettering Cancer Center 2015, 4.200%, 07/01/2055	26,486	0.0
27,000	Memorial Sloan- Kettering Cancer Center 2020, 2.955%, 01/01/2050	17,511	0.0
159,000	Merck & Co., Inc., 1.450%, 06/24/2030	139,128	0.0
500,000	Merck & Co., Inc., 1.700%, 06/10/2027	479,408	0.1
500,000	Merck & Co., Inc., 2.750%, 12/10/2051	307,499	0.0
250,000	Merck & Co., Inc., 3.700%, 02/10/2045	197,596	0.0
181,000	Merck & Co., Inc., 4.150%, 05/18/2043	154,662	0.0
31,000	Methodist Hospital 20A, 2.705%, 12/01/2050	18,792	0.0
195,000	Molson Coors Beverage Co., 5.000%, 05/01/2042	178,012	0.0
460,000	Mondelez International, Inc., 2.750%, 04/13/2030	427,337	0.1
17,000	Montefiore Obligated Group, 4.287%, 09/01/2050	11,579	0.0
28,000	Montefiore Obligated Group 18-C, 5.246%, 11/01/2048	22,833	0.0
36,000 (1)	Moody's Corp., 2.000%, 08/19/2031	31,259	0.0
36,000	Moody's Corp., 2.750%, 08/19/2041	25,493	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
30,000	Moody's Corp., 3.100%, 11/29/2061	$18,640	0.0
30,000	Moody's Corp., 3.250%, 01/15/2028	29,383	0.0
18,000	Moody's Corp., 3.250%, 05/20/2050	12,164	0.0
30,000	Moody's Corp., 3.750%, 02/25/2052	22,331	0.0
24,000	Moody's Corp., 4.250%, 02/01/2029	24,003	0.0
30,000	Moody's Corp., 4.250%, 08/08/2032	29,317	0.0
24,000	Moody's Corp., 4.875%, 12/17/2048	21,427	0.0
36,000	Moody's Corp., 5.250%, 07/15/2044	34,456	0.0
18,000	Mount Sinai Hospital 2017, 3.981%, 07/01/2048	12,899	0.0
29,000	Mount Sinai Hospital 2019, 3.737%, 07/01/2049	19,457	0.0
23,000	Mount Sinai Hospital 2020, 3.391%, 07/01/2050	14,171	0.0
44,000	Mylan, Inc., 4.550%, 04/15/2028	43,644	0.0
44,000	Mylan, Inc., 5.200%, 04/15/2048	35,027	0.0
30,000	Mylan, Inc., 5.400%, 11/29/2043	25,268	0.0
18,000	New York and Presbyterian Hospital, 2.256%, 08/01/2040	12,413	0.0
18,000 (1)	New York and Presbyterian Hospital, 2.606%, 08/01/2060	9,833	0.0
44,000	New York and Presbyterian Hospital, 4.024%, 08/01/2045	35,943	0.0
21,000	New York and Presbyterian Hospital, 4.063%, 08/01/2056	16,339	0.0
30,000	New York and Presbyterian Hospital 2019, 3.954%, 08/01/2119	20,538	0.0
26,000	Northwell Healthcare, Inc., 3.809%, 11/01/2049	18,736	0.0
30,000	Northwell Healthcare, Inc., 3.979%, 11/01/2046	23,123	0.0
50,000	Northwell Healthcare, Inc., 4.260%, 11/01/2047	39,835	0.0
32,000	Northwestern University, 4.643%, 12/01/2044	29,976	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
18,000	Northwestern University 2017, 3.662%, 12/01/2057	$12,839	0.0
18,000 (1)	Northwestern University 2020, 2.640%, 12/01/2050	11,225	0.0
24,000	Novant Health, Inc., 2.637%, 11/01/2036	18,823	0.0
41,000	Novant Health, Inc., 3.168%, 11/01/2051	26,997	0.0
24,000	Novant Health, Inc., 3.318%, 11/01/2061	15,243	0.0
264,000	Novartis Capital Corp., 2.200%, 08/14/2030	240,226	0.0
69,000	Novartis Capital Corp., 2.750%, 08/14/2050	44,228	0.0
175,000	Novartis Capital Corp., 3.100%, 05/17/2027	172,507	0.0
28,000	Novartis Capital Corp., 3.700%, 09/21/2042	23,002	0.0
53,000	Novartis Capital Corp., 4.000%, 11/20/2045	44,267	0.0
62,000 (1)	Novartis Capital Corp., 4.200%, 09/18/2034	59,778	0.0
32,000	NYU Langone Hospitals, 4.368%, 07/01/2047	27,502	0.0
18,000	NYU Langone Hospitals, 4.784%, 07/01/2044	16,259	0.0
21,000	NYU Langone Hospitals 13-A, 5.750%, 07/01/2043	21,163	0.0
33,000 (1)	NYU Langone Hospitals 2020, 3.380%, 07/01/2055	22,318	0.0
17,000	OhioHealth Corp., 2.297%, 11/15/2031	14,900	0.0
17,000	OhioHealth Corp., 2.834%, 11/15/2041	12,194	0.0
22,000	OhioHealth Corp. 2020, 3.042%, 11/15/2050	15,190	0.0
18,000	Orlando Health Obligated Group, 3.327%, 10/01/2050	12,668	0.0
17,000	Orlando Health Obligated Group, 4.089%, 10/01/2048	13,738	0.0
58,000	PayPal Holdings, Inc., 2.300%, 06/01/2030	52,785	0.0
73,000	PayPal Holdings, Inc., 2.650%, 10/01/2026	71,710	0.0
87,000	PayPal Holdings, Inc., 2.850%, 10/01/2029	82,134	0.0
58,000 (1)	PayPal Holdings, Inc., 3.250%, 06/01/2050	39,508	0.0
29,000	PayPal Holdings, Inc., 3.900%, 06/01/2027	28,911	0.0
58,000	PayPal Holdings, Inc., 4.400%, 06/01/2032	57,341	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
58,000 (1)	PayPal Holdings, Inc., 5.050%, 06/01/2052	$53,562	0.0
49,000	PayPal Holdings, Inc., 5.150%, 06/01/2034	49,791	0.0
29,000	PayPal Holdings, Inc., 5.250%, 06/01/2062	26,590	0.0
23,000 (1)	PayPal Holdings, Inc., 5.500%, 06/01/2054	22,608	0.0
21,000	PeaceHealth Obligated Group 2018, 4.787%, 11/15/2048	17,568	0.0
20,000	PeaceHealth Obligated Group 2020, 1.375%, 11/15/2025	19,719	0.0
23,000	PeaceHealth Obligated Group 2020, 3.218%, 11/15/2050	14,264	0.0
27,000	Pepsico Singapore Financing I Pte Ltd., 4.550%, 02/16/2029	27,405	0.0
33,000	Pepsico Singapore Financing I Pte Ltd., 4.650%, 02/16/2027	33,318	0.0
27,000	Pepsico Singapore Financing I Pte Ltd., 4.700%, 02/16/2034	26,921	0.0
1,469,000	PepsiCo, Inc., 1.625%, 05/01/2030	1,304,662	0.1
59,000	PepsiCo, Inc., 2.750%, 10/21/2051	36,840	0.0
59,000	PepsiCo, Inc., 2.875%, 10/15/2049	38,785	0.0
10,000	PepsiCo, Inc., 3.375%, 07/29/2049	7,212	0.0
52,000	PepsiCo, Inc., 3.450%, 10/06/2046	38,731	0.0
53,000	PepsiCo, Inc., 3.625%, 03/19/2050	40,179	0.0
30,000	PepsiCo, Inc., 3.875%, 03/19/2060	22,493	0.0
32,000	PepsiCo, Inc., 4.000%, 05/02/2047	26,032	0.0
30,000	PepsiCo, Inc., 4.200%, 07/18/2052	24,604	0.0
588,000 (1)	Pfizer, Inc., 3.450%, 03/15/2029	576,001	0.1
588,000	Pfizer, Inc., 3.900%, 03/15/2039	514,256	0.1
500,000	Pfizer, Inc., 4.000%, 12/15/2036	458,311	0.1
60,000	Pfizer, Inc., 4.100%, 09/15/2038	53,831	0.0
271,000	Pfizer, Inc., 4.125%, 12/15/2046	223,127	0.0
149,000	Pfizer, Inc., 4.300%, 06/15/2043	128,966	0.0
30,000	Philip Morris International, Inc., 3.125%, 03/02/2028	29,237	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
34,000	Philip Morris International, Inc., 3.875%, 08/21/2042	$27,674	0.0
166,000	Philip Morris International, Inc., 5.375%, 02/15/2033	171,498	0.0
23,000	Piedmont Healthcare, Inc., 2.864%, 01/01/2052	14,090	0.0
17,000	Piedmont Healthcare, Inc. 2032, 2.044%, 01/01/2032	14,237	0.0
17,000	Piedmont Healthcare, Inc. 2042, 2.719%, 01/01/2042	11,865	0.0
53,000	Pilgrim's Pride Corp., 3.500%, 03/01/2032	47,764	0.0
59,000	Pilgrim's Pride Corp., 4.250%, 04/15/2031	56,938	0.0
59,000 (1)	Pilgrim's Pride Corp., 6.250%, 07/01/2033	62,453	0.0
30,000	Pilgrim's Pride Corp., 6.875%, 05/15/2034	32,894	0.0
30,000 (1)	President and Fellows of Harvard College, 2.517%, 10/15/2050	18,244	0.0
30,000	President and Fellows of Harvard College, 3.150%, 07/15/2046	21,639	0.0
30,000	President and Fellows of Harvard College, 3.300%, 07/15/2056	20,400	0.0
30,000	President and Fellows of Harvard College, 3.745%, 11/15/2052	23,036	0.0
44,000 (1)	President and Fellows of Harvard College, 4.609%, 02/15/2035	43,591	0.0
18,000	President and Fellows of Harvard College, 4.875%, 10/15/2040	17,415	0.0
441,000	Procter & Gamble Co., 1.000%, 04/23/2026	429,875	0.1
441,000	Procter & Gamble Co., 1.950%, 04/23/2031	391,584	0.1
441,000	Procter & Gamble Co., 2.800%, 03/25/2027	433,304	0.1
35,000	Procter & Gamble Co., 3.600%, 03/25/2050	26,674	0.0
35,000	Providence St Joseph Health Obligated Group, 5.403%, 10/01/2033	35,409	0.0
38,000	Providence St Joseph Health Obligated Group 19A, 2.532%, 10/01/2029	35,039	0.0
46,000	Providence St Joseph Health Obligated Group 21A, 2.700%, 10/01/2051	25,699	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
21,000	Providence St Joseph Health Obligated Group A, 3.930%, 10/01/2048	$15,760	0.0
18,000	Providence St Joseph Health Obligated Group H, 2.746%, 10/01/2026	17,629	0.0
24,000	Providence St Joseph Health Obligated Group I, 3.744%, 10/01/2047	17,604	0.0
29,000	Quanta Services, Inc., 2.350%, 01/15/2032	24,986	0.0
58,000	Quanta Services, Inc., 2.900%, 10/01/2030	53,494	0.0
29,000	Quanta Services, Inc., 3.050%, 10/01/2041	20,613	0.0
209,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	189,665	0.0
74,000	Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	64,291	0.0
44,000	Regeneron Pharmaceuticals, Inc., 2.800%, 09/15/2050	26,292	0.0
44,000	RELX Capital, Inc., 3.000%, 05/22/2030	41,447	0.0
55,000	RELX Capital, Inc., 4.000%, 03/18/2029	54,606	0.0
29,000	RELX Capital, Inc., 4.750%, 05/20/2032	29,232	0.0
30,000	Revvity, Inc., 1.900%, 09/15/2028	27,798	0.0
30,000	Revvity, Inc., 2.250%, 09/15/2031	25,734	0.0
24,000	Revvity, Inc., 2.550%, 03/15/2031	21,094	0.0
50,000	Revvity, Inc., 3.300%, 09/15/2029	47,374	0.0
24,000	Revvity, Inc., 3.625%, 03/15/2051	16,497	0.0
500,000	Reynolds American, Inc., 5.700%, 08/15/2035	510,775	0.1
665,000	Reynolds American, Inc., 6.150%, 09/15/2043	673,341	0.1
41,000	Rockefeller Foundation 2020, 2.492%, 10/01/2050	24,222	0.0
603,000	Royalty Pharma PLC, 1.200%, 09/02/2025	599,040	0.1
55,000	Royalty Pharma PLC, 3.300%, 09/02/2040	41,447	0.0
41,000	Royalty Pharma PLC, 3.350%, 09/02/2051	26,594	0.0
59,000	Royalty Pharma PLC, 3.550%, 09/02/2050	40,002	0.0
61,000	Royalty Pharma PLC, 5.900%, 09/02/2054	59,405	0.0
36,000	S&P Global, Inc., 1.250%, 08/15/2030	31,008	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
41,000	S&P Global, Inc., 2.300%, 08/15/2060	$20,964	0.0
73,000	S&P Global, Inc., 2.450%, 03/01/2027	71,067	0.0
30,000	S&P Global, Inc., 2.500%, 12/01/2029	27,907	0.0
73,000	S&P Global, Inc., 2.700%, 03/01/2029	69,210	0.0
88,000	S&P Global, Inc., 2.900%, 03/01/2032	80,035	0.0
30,000	S&P Global, Inc., 2.950%, 01/22/2027	29,500	0.0
36,000	S&P Global, Inc., 3.250%, 12/01/2049	25,460	0.0
49,000	S&P Global, Inc., 3.700%, 03/01/2052	37,163	0.0
30,000	S&P Global, Inc., 3.900%, 03/01/2062	22,378	0.0
55,000	S&P Global, Inc., 4.250%, 05/01/2029	54,985	0.0
41,000	S&P Global, Inc., 4.750%, 08/01/2028	41,603	0.0
44,000	S&P Global, Inc., 5.250%, 09/15/2033	45,753	0.0
59,000	Sanofi, 3.625%, 06/19/2028	58,349	0.0
58,000	Smith & Nephew PLC, 2.032%, 10/14/2030	50,815	0.0
20,000 (1)	Smith & Nephew PLC, 5.150%, 03/20/2027	20,247	0.0
38,000	Smith & Nephew PLC, 5.400%, 03/20/2034	38,561	0.0
89,000	Solventum Corp., 5.400%, 03/01/2029	91,672	0.0
59,000	Solventum Corp., 5.450%, 02/25/2027	59,987	0.0
59,000 (1)	Solventum Corp., 5.450%, 03/13/2031	61,289	0.0
78,000	Solventum Corp., 5.600%, 03/23/2034	80,307	0.0
74,000 (1)	Solventum Corp., 5.900%, 04/30/2054	74,033	0.0
30,000	Solventum Corp., 6.000%, 05/15/2064	29,766	0.0
21,000	Stanford Health Care, 3.027%, 08/15/2051	13,577	0.0
29,000	Stanford Health Care 2018, 3.795%, 11/15/2048	22,094	0.0
17,000	Stanford Health Care 2020, 3.310%, 08/15/2030	16,213	0.0
143,000 (1)	Stryker Corp., 2.900%, 06/15/2050	93,479	0.0
500,000	Stryker Corp., 3.500%, 03/15/2026	497,035	0.1
24,000	Stryker Corp., 4.100%, 04/01/2043	19,967	0.0
13,000	Stryker Corp., 4.375%, 05/15/2044	11,169	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
59,000	Stryker Corp., 4.625%, 03/15/2046	$52,426	0.0
22,000	Sutter Health, 5.164%, 08/15/2033	22,338	0.0
22,000 (1)	Sutter Health, 5.547%, 08/15/2053	21,769	0.0
20,000	Sutter Health 2018, 3.695%, 08/15/2028	19,715	0.0
20,000	Sutter Health 2018, 4.091%, 08/15/2048	16,071	0.0
18,000	Sutter Health 20A, 1.321%, 08/15/2025	17,927	0.0
41,000	Sutter Health 20A, 2.294%, 08/15/2030	37,055	0.0
24,000	Sutter Health 20A, 3.161%, 08/15/2040	18,595	0.0
35,000	Sutter Health 20A, 3.361%, 08/15/2050	24,216	0.0
302,000	Sysco Corp., 6.600%, 04/01/2050	327,339	0.0
17,000	Texas Health Resources, 2.328%, 11/15/2050	9,564	0.0
17,000	Texas Health Resources, 4.330%, 11/15/2055	13,883	0.0
41,000	Thermo Fisher Scientific, Inc., 1.750%, 10/15/2028	37,985	0.0
71,000 (1)	Thermo Fisher Scientific, Inc., 2.000%, 10/15/2031	61,938	0.0
53,000	Thermo Fisher Scientific, Inc., 2.600%, 10/01/2029	49,676	0.0
60,000	Thermo Fisher Scientific, Inc., 2.800%, 10/15/2041	43,086	0.0
44,000	Thermo Fisher Scientific, Inc., 4.100%, 08/15/2047	36,205	0.0
36,000	Thermo Fisher Scientific, Inc., 4.800%, 11/21/2027	36,593	0.0
36,000 (1)	Thermo Fisher Scientific, Inc., 4.950%, 11/21/2032	36,843	0.0
36,000	Thermo Fisher Scientific, Inc., 4.953%, 08/10/2026	36,288	0.0
44,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	45,302	0.0
59,000	Thermo Fisher Scientific, Inc., 5.000%, 12/05/2026	59,653	0.0
59,000 (1)	Thermo Fisher Scientific, Inc., 5.000%, 01/31/2029	60,593	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
59,000	Thermo Fisher Scientific, Inc., 5.086%, 08/10/2033	$60,414	0.0
30,000	Thermo Fisher Scientific, Inc., 5.200%, 01/31/2034	30,846	0.0
24,000	Thermo Fisher Scientific, Inc., 5.300%, 02/01/2044	23,429	0.0
36,000	Thermo Fisher Scientific, Inc., 5.404%, 08/10/2043	35,679	0.0
21,000	Thomas Jefferson University, 3.847%, 11/01/2057	14,560	0.0
30,000	TR Finance LLC, 3.350%, 05/15/2026	29,661	0.0
24,000	TR Finance LLC, 5.500%, 08/15/2035	24,284	0.0
21,000	TR Finance LLC, 5.650%, 11/23/2043	20,478	0.0
30,000	TR Finance LLC, 5.850%, 04/15/2040	30,832	0.0
18,000	Trustees of Princeton University, 4.201%, 03/01/2052	15,042	0.0
30,000	Trustees of Princeton University, 5.700%, 03/01/2039	32,221	0.0
30,000	Trustees of Princeton University 2020, 2.516%, 07/01/2050	18,423	0.0
17,000	Trustees of the University of Pennsylvania, 3.610%, 02/15/2119	10,929	0.0
17,000	Trustees of the University of Pennsylvania, 4.674%, 09/01/2112	14,025	0.0
17,000	Trustees of the University of Pennsylvania 2020, 2.396%, 10/01/2050	9,800	0.0
441,000	Tyson Foods, Inc., 3.550%, 06/02/2027	435,159	0.1
44,000	Tyson Foods, Inc., 4.550%, 06/02/2047	36,617	0.0
30,000	Tyson Foods, Inc., 4.875%, 08/15/2034	29,252	0.0
78,000	Tyson Foods, Inc., 5.100%, 09/28/2048	69,927	0.0
30,000	Tyson Foods, Inc., 5.150%, 08/15/2044	27,392	0.0
588,000 (1)	Unilever Capital Corp., 3.500%, 03/22/2028	580,565	0.1
75,000	Unilever Capital Corp., 5.900%, 11/15/2032	81,864	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
255,000	UnitedHealth Group, Inc., 2.000%, 05/15/2030	$228,254	0.0
84,000	UnitedHealth Group, Inc., 2.300%, 05/15/2031	74,095	0.0
172,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	124,864	0.0
500,000	UnitedHealth Group, Inc., 2.900%, 05/15/2050	311,440	0.0
285,000	UnitedHealth Group, Inc., 2.950%, 10/15/2027	277,336	0.0
87,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	63,982	0.0
500,000	UnitedHealth Group, Inc., 3.125%, 05/15/2060	299,565	0.0
73,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	58,948	0.0
588,000	UnitedHealth Group, Inc., 3.850%, 06/15/2028	583,127	0.1
73,000	UnitedHealth Group, Inc., 4.250%, 01/15/2029	72,886	0.0
62,000	UnitedHealth Group, Inc., 4.250%, 04/15/2047	50,228	0.0
250,000	UnitedHealth Group, Inc., 4.625%, 07/15/2035	241,549	0.0
250,000	UnitedHealth Group, Inc., 4.750%, 07/15/2045	221,389	0.0
112,000	UnitedHealth Group, Inc., 5.350%, 02/15/2033	115,434	0.0
108,000	UnitedHealth Group, Inc., 5.750%, 07/15/2064	105,137	0.0
116,000	UnitedHealth Group, Inc., 5.875%, 02/15/2053	116,301	0.0
41,000	Universal Health Services, Inc., 1.650%, 09/01/2026	39,598	0.0
46,000	Universal Health Services, Inc., 2.650%, 10/15/2030	41,028	0.0
29,000	Universal Health Services, Inc., 2.650%, 01/15/2032	24,630	0.0
24,000	University of Chicago, 4.003%, 10/01/2053	18,995	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
20,000	University of Chicago 20B, 2.761%, 04/01/2045	$15,468	0.0
18,000	University of Chicago C, 2.547%, 04/01/2050	11,614	0.0
29,000 (1)	University of Miami 2022, 4.063%, 04/01/2052	22,802	0.0
23,000	University of Notre Dame du Lac 2015, 3.438%, 02/15/2045	17,603	0.0
23,000	University of Notre Dame du Lac 2017, 3.394%, 02/15/2048	17,001	0.0
18,000	University of Southern California, 2.805%, 10/01/2050	11,391	0.0
43,000	University of Southern California, 3.028%, 10/01/2039	34,572	0.0
30,000 (1)	University of Southern California, 4.976%, 10/01/2053	27,702	0.0
18,000 (1)	University of Southern California, 5.250%, 10/01/2111	16,750	0.0
24,000	University of Southern California 2017, 3.841%, 10/01/2047	19,017	0.0
24,000	University of Southern California 21A, 2.945%, 10/01/2051	15,375	0.0
19,000	University of Southern California A, 3.226%, 10/01/2120	10,918	0.0
64,000 (1)	UPMC, 5.035%, 05/15/2033	64,334	0.0
81,000	Utah Acquisition Sub, Inc., 3.950%, 06/15/2026	80,255	0.0
59,000	Utah Acquisition Sub, Inc., 5.250%, 06/15/2046	47,898	0.0
29,000 (1)	Verisk Analytics, Inc., 3.625%, 05/15/2050	20,736	0.0
35,000	Verisk Analytics, Inc., 4.125%, 03/15/2029	34,794	0.0
35,000	Verisk Analytics, Inc., 5.250%, 06/05/2034	35,765	0.0
20,000	Verisk Analytics, Inc., 5.500%, 06/15/2045	19,214	0.0
29,000	Verisk Analytics, Inc., 5.750%, 04/01/2033	30,513	0.0
44,000	Viatris, Inc., 2.300%, 06/22/2027	41,945	0.0
86,000	Viatris, Inc., 2.700%, 06/22/2030	76,634	0.0
89,000	Viatris, Inc., 3.850%, 06/22/2040	65,773	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
101,000	Viatris, Inc., 4.000%, 06/22/2050	$67,329	0.0
30,000 (1)	Washington University, 4.349%, 04/15/2122	22,946	0.0
30,000	Washington University 2022, 3.524%, 04/15/2054	21,530	0.0
20,000	William Marsh Rice University, 3.574%, 05/15/2045	15,727	0.0
20,000	William Marsh Rice University, 3.774%, 05/15/2055	15,101	0.0
17,000	Willis-Knighton Medical Center 2018, 4.813%, 09/01/2048	14,810	0.0
23,000	Willis-Knighton Medical Center 2021, 3.065%, 03/01/2051	14,160	0.0
29,000	Yale University 2020, 1.482%, 04/15/2030	25,670	0.0
29,000 (1)	Yale University 2020, 2.402%, 04/15/2050	17,180	0.0
44,000	Zimmer Biomet Holdings, Inc., 2.600%, 11/24/2031	38,906	0.0
35,000	Zimmer Biomet Holdings, Inc., 3.050%, 01/15/2026	34,733	0.0
23,000	Zimmer Biomet Holdings, Inc., 4.450%, 08/15/2045	19,152	0.0
29,000	Zimmer Biomet Holdings, Inc., 5.350%, 12/01/2028	29,907	0.0
18,000	Zimmer Biomet Holdings, Inc., 5.750%, 11/30/2039	18,127	0.0
292,000	Zoetis, Inc., 2.000%, 05/15/2030	262,534	0.0
103,000 (1)	Zoetis, Inc., 3.000%, 05/15/2050	67,760	0.0
44,000	Zoetis, Inc., 4.500%, 11/13/2025	43,979	0.0
		60,716,255	4.4

	Energy: 1.8%
31,000 (4)	APA Corp., 4.250%, 01/15/2030	29,690	0.0
19,000 (4)	APA Corp., 4.375%, 10/15/2028	18,287	0.0
5,000 (4)	APA Corp., 4.750%, 04/15/2043	3,821	0.0
11,000 (4)	APA Corp., 5.250%, 02/01/2042	8,807	0.0
23,000 (4)	APA Corp., 5.350%, 07/01/2049	18,275	0.0
26,000 (4)	APA Corp., 6.000%, 01/15/2037	23,630	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
421,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 3.138%, 11/07/2029	$401,607	0.1
500,000	Boardwalk Pipelines L.P., 5.950%, 06/01/2026	504,244	0.1
89,000	BP Capital Markets America, Inc., 2.772%, 11/10/2050	54,383	0.0
104,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	65,348	0.0
53,000	BP Capital Markets America, Inc., 3.000%, 02/24/2050	34,076	0.0
74,000	BP Capital Markets America, Inc., 3.001%, 03/17/2052	46,707	0.0
500,000	BP Capital Markets America, Inc., 3.017%, 01/16/2027	491,952	0.1
250,000	BP Capital Markets America, Inc., 3.119%, 05/04/2026	247,533	0.0
117,000	BP Capital Markets America, Inc., 3.379%, 02/08/2061	75,509	0.0
331,000	BP Capital Markets America, Inc., 3.937%, 09/21/2028	328,528	0.1
36,000	Canadian Natural Resources Ltd., 2.050%, 07/15/2025	35,959	0.0
30,000 (1)	Canadian Natural Resources Ltd., 2.950%, 07/15/2030	27,529	0.0
74,000	Canadian Natural Resources Ltd., 3.850%, 06/01/2027	73,303	0.0
21,000	Canadian Natural Resources Ltd., 5.850%, 02/01/2035	21,369	0.0
65,000	Canadian Natural Resources Ltd., 6.250%, 03/15/2038	67,463	0.0
21,000	Canadian Natural Resources Ltd., 6.450%, 06/30/2033	22,407	0.0
27,000	Canadian Natural Resources Ltd., 6.500%, 02/15/2037	28,457	0.0
24,000	Canadian Natural Resources Ltd., 6.750%, 02/01/2039	25,752	0.0
24,000	Canadian Natural Resources Ltd., 7.200%, 01/15/2032	26,447	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
44,000 (1)	Canadian Natural Resources Ltd., GMTN, 4.950%, 06/01/2047	$37,653	0.0
154,000	Cenovus Energy, Inc., 6.750%, 11/15/2039	164,934	0.0
33,000	Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	26,874	0.0
65,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	62,724	0.0
70,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	70,685	0.0
292,000 (1)	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	288,976	0.1
156,000	Cheniere Energy Partners L.P., 5.750%, 08/15/2034	160,288	0.0
89,000	Cheniere Energy, Inc., 4.625%, 10/15/2028	88,903	0.0
89,000	Cheniere Energy, Inc., 5.650%, 04/15/2034	91,195	0.0
59,000	Chevron Corp., 1.995%, 05/11/2027	57,004	0.0
89,000	Chevron Corp., 2.236%, 05/11/2030	81,301	0.0
133,000	Chevron Corp., 2.954%, 05/16/2026	131,516	0.0
59,000	Chevron Corp., 3.078%, 05/11/2050	39,775	0.0
44,000	Chevron Corp., 3.326%, 11/17/2025	43,812	0.0
44,000	Chevron USA, Inc., 0.687%, 08/12/2025	43,811	0.0
44,000	Chevron USA, Inc., 1.018%, 08/12/2027	41,388	0.0
44,000	Chevron USA, Inc., 2.343%, 08/12/2050	25,208	0.0
30,000	Chevron USA, Inc., 3.250%, 10/15/2029	29,112	0.0
35,000	Chevron USA, Inc., 3.850%, 01/15/2028	34,952	0.0
19,000	Chevron USA, Inc., 5.250%, 11/15/2043	18,594	0.0
23,000	Chevron USA, Inc., 6.000%, 03/01/2041	24,379	0.0
31,000	CNOOC Petroleum North America ULC, 5.875%, 03/10/2035	34,217	0.0
29,000	Columbia Pipeline Group, Inc., 5.800%, 06/01/2045	28,014	0.0
197,000	ConocoPhillips Co., 4.025%, 03/15/2062	142,020	0.0
129,000	ConocoPhillips Co., 4.150%, 11/15/2034	120,195	0.0
416,000	ConocoPhillips Co., 4.300%, 11/15/2044	346,406	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
146,000	ConocoPhillips Co., 5.200%, 06/01/2045	$133,145	0.0
58,000	Continental Resources, Inc., 4.375%, 01/15/2028	57,209	0.0
41,000	Continental Resources, Inc., 4.900%, 06/01/2044	32,250	0.0
40,000	Coterra Energy, Inc., 3.900%, 05/15/2027	39,514	0.0
25,000 (1)	Coterra Energy, Inc., 4.375%, 03/15/2029	24,768	0.0
29,000	Coterra Energy, Inc., 5.600%, 03/15/2034	29,262	0.0
59,000	Coterra Energy, Inc., 5.900%, 02/15/2055	54,983	0.0
23,000	DCP Midstream Operating L.P., 3.250%, 02/15/2032	20,339	0.0
35,000	DCP Midstream Operating L.P., 5.125%, 05/15/2029	35,569	0.0
23,000	DCP Midstream Operating L.P., 5.600%, 04/01/2044	21,007	0.0
29,000	DCP Midstream Operating L.P., 5.625%, 07/15/2027	29,658	0.0
17,000	DCP Midstream Operating L.P., 8.125%, 08/16/2030	19,783	0.0
34,000	Devon Energy Corp., 4.500%, 01/15/2030	33,667	0.0
44,000	Devon Energy Corp., 4.750%, 05/15/2042	36,876	0.0
44,000	Devon Energy Corp., 5.000%, 06/15/2045	36,647	0.0
50,000 (1)	Devon Energy Corp., 5.200%, 09/15/2034	48,586	0.0
22,000	Devon Energy Corp., 5.250%, 10/15/2027	22,050	0.0
74,000	Devon Energy Corp., 5.600%, 07/15/2041	68,517	0.0
58,000	Devon Energy Corp., 5.750%, 09/15/2054	52,263	0.0
29,000	Devon Energy Corp., 5.850%, 12/15/2025	29,079	0.0
19,000	Devon Energy Corp., 5.875%, 06/15/2028	19,009	0.0
40,000	Devon Energy Corp., 7.875%, 09/30/2031	46,077	0.0
22,000	Devon Energy Corp., 7.950%, 04/15/2032	25,291	0.0
47,000	Diamondback Energy, Inc., 3.125%, 03/24/2031	43,076	0.0
46,000	Diamondback Energy, Inc., 3.250%, 12/01/2026	45,336	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
60,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	$57,413	0.0
44,000	Diamondback Energy, Inc., 4.250%, 03/15/2052	33,147	0.0
38,000 (1)	Diamondback Energy, Inc., 4.400%, 03/24/2051	29,356	0.0
50,000	Diamondback Energy, Inc., 5.150%, 01/30/2030	51,158	0.0
50,000	Diamondback Energy, Inc., 5.200%, 04/18/2027	50,706	0.0
77,000 (1)	Diamondback Energy, Inc., 5.400%, 04/18/2034	77,264	0.0
89,000	Diamondback Energy, Inc., 5.750%, 04/18/2054	82,699	0.0
59,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	54,669	0.0
65,000	Diamondback Energy, Inc., 6.250%, 03/15/2033	69,257	0.0
38,000	Diamondback Energy, Inc., 6.250%, 03/15/2053	37,617	0.0
25,000	Eastern Gas Transmission & Storage, Inc., 3.000%, 11/15/2029	23,625	0.0
26,000	Eastern Gas Transmission & Storage, Inc., 4.600%, 12/15/2044	21,868	0.0
20,000	Eastern Gas Transmission & Storage, Inc., 4.800%, 11/01/2043	17,382	0.0
250,000	Enbridge, Inc., 4.500%, 06/10/2044	205,130	0.0
210,000 (1)	Enbridge, Inc., 5.700%, 03/08/2033	217,824	0.0
311,000	Energy Transfer L.P., 4.950%, 01/15/2043	266,162	0.0
593,000	Energy Transfer L.P., 6.050%, 12/01/2026	605,674	0.1
59,000	Energy Transfer L.P., 6.125%, 12/15/2045	58,007	0.0
1,063,000	Energy Transfer L.P., 6.500%, 02/01/2042	1,102,677	0.1
278,000	Enterprise Products Operating LLC, 3.200%, 02/15/2052	181,616	0.0
235,000	Enterprise Products Operating LLC, 3.700%, 02/15/2026	233,849	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
235,000 (1)	Enterprise Products Operating LLC, 3.950%, 02/15/2027	$234,260	0.0
140,000	Enterprise Products Operating LLC, 4.450%, 02/15/2043	121,293	0.0
80,000	Enterprise Products Operating LLC, 4.850%, 03/15/2044	72,147	0.0
488,000	Enterprise Products Operating LLC, 4.900%, 05/15/2046	439,215	0.1
250,000	EOG Resources, Inc., 4.150%, 01/15/2026	249,475	0.0
57,000	EOG Resources, Inc., 4.950%, 04/15/2050	50,765	0.0
310,000	EQT Corp., 3.900%, 10/01/2027	305,983	0.1
44,000	Equinor ASA, 2.375%, 05/22/2030	40,413	0.0
59,000	Equinor ASA, 3.625%, 09/10/2028	58,213	0.0
286,000	Equinor ASA, 3.950%, 05/15/2043	239,804	0.0
64,000	Expand Energy Corp., 4.750%, 02/01/2032	62,276	0.0
67,000	Expand Energy Corp., 5.375%, 03/15/2030	67,235	0.0
74,000 (1)	Exxon Mobil Corp., 2.440%, 08/16/2029	69,740	0.0
118,000 (1)	Exxon Mobil Corp., 2.610%, 10/15/2030	109,245	0.0
44,000	Exxon Mobil Corp., 2.995%, 08/16/2039	34,296	0.0
89,000	Exxon Mobil Corp., 3.095%, 08/16/2049	59,478	0.0
49,000	Exxon Mobil Corp., 3.452%, 04/15/2051	34,772	0.0
118,000	Exxon Mobil Corp., 3.482%, 03/19/2030	114,736	0.0
59,000	Exxon Mobil Corp., 3.567%, 03/06/2045	45,287	0.0
148,000	Exxon Mobil Corp., 4.114%, 03/01/2046	121,618	0.0
118,000	Exxon Mobil Corp., 4.227%, 03/19/2040	105,611	0.0
163,000	Exxon Mobil Corp., 4.327%, 03/19/2050	135,220	0.0
59,000	Halliburton Co., 2.920%, 03/01/2030	54,894	0.0
23,000	Halliburton Co., 3.800%, 11/15/2025	22,914	0.0
53,000	Halliburton Co., 4.750%, 08/01/2043	46,005	0.0
59,000 (1)	Halliburton Co., 4.850%, 11/15/2035	56,825	0.0
68,000	Hess Corp., 5.600%, 02/15/2041	67,587	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
300,000	Kinder Morgan Energy Partners L.P., MTN, 6.950%, 01/15/2038	$332,906	0.1
177,000	Kinder Morgan, Inc., 2.000%, 02/15/2031	154,554	0.0
127,000	Kinder Morgan, Inc., 4.300%, 03/01/2028	127,138	0.0
353,000	Kinder Morgan, Inc., 5.050%, 02/15/2046	311,925	0.1
250,000	Kinder Morgan, Inc., 5.550%, 06/01/2045	236,076	0.0
209,000	Marathon Petroleum Corp., 4.750%, 09/15/2044	174,018	0.0
89,000	MPLX L.P., 1.750%, 03/01/2026	87,295	0.0
89,000	MPLX L.P., 2.650%, 08/15/2030	80,582	0.0
74,000	MPLX L.P., 4.000%, 03/15/2028	73,296	0.0
74,000	MPLX L.P., 4.125%, 03/01/2027	73,629	0.0
43,000	MPLX L.P., 4.250%, 12/01/2027	42,844	0.0
104,000	MPLX L.P., 4.500%, 04/15/2038	92,062	0.0
89,000	MPLX L.P., 4.700%, 04/15/2048	72,284	0.0
44,000	MPLX L.P., 4.800%, 02/15/2029	44,439	0.0
30,000	MPLX L.P., 4.900%, 04/15/2058	24,088	0.0
59,000	MPLX L.P., 4.950%, 09/01/2032	58,486	0.0
89,000	MPLX L.P., 4.950%, 03/14/2052	73,764	0.0
65,000	MPLX L.P., 5.000%, 03/01/2033	64,129	0.0
59,000	MPLX L.P., 5.200%, 03/01/2047	51,528	0.0
29,000	MPLX L.P., 5.200%, 12/01/2047	25,333	0.0
69,000	MPLX L.P., 5.500%, 06/01/2034	69,314	0.0
89,000	MPLX L.P., 5.500%, 02/15/2049	80,449	0.0
30,000	MPLX L.P., 5.650%, 03/01/2053	27,576	0.0
29,000 (1)	NOV, Inc., 3.600%, 12/01/2029	27,830	0.0
64,000 (1)	NOV, Inc., 3.950%, 12/01/2042	47,683	0.0
18,000	Occidental Petroleum Corp., 4.200%, 03/15/2048	12,269	0.0
25,000	Occidental Petroleum Corp., 4.400%, 04/15/2046	18,384	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
54,000 (1)	Occidental Petroleum Corp., 5.375%, 01/01/2032	$53,595	0.0
118,000 (1)	Occidental Petroleum Corp., 5.550%, 10/01/2034	115,865	0.0
68,000 (1)	Occidental Petroleum Corp., 6.125%, 01/01/2031	70,443	0.0
43,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	42,118	0.0
34,000	Occidental Petroleum Corp., 6.375%, 09/01/2028	35,351	0.0
101,000	Occidental Petroleum Corp., 6.450%, 09/15/2036	103,407	0.0
66,000	Occidental Petroleum Corp., 6.600%, 03/15/2046	65,108	0.0
86,000	Occidental Petroleum Corp., 6.625%, 09/01/2030	90,992	0.0
51,000	Occidental Petroleum Corp., 7.500%, 05/01/2031	56,169	0.0
29,000	Occidental Petroleum Corp., 7.875%, 09/15/2031	32,528	0.0
19,000	Occidental Petroleum Corp., 7.950%, 06/15/2039	21,337	0.0
29,000	Occidental Petroleum Corp., 8.500%, 07/15/2027	30,696	0.0
59,000	Occidental Petroleum Corp., 8.875%, 07/15/2030	67,463	0.0
36,000	ONEOK Partners L.P., 6.125%, 02/01/2041	35,902	0.0
22,000	ONEOK Partners L.P., 6.200%, 09/15/2043	21,914	0.0
34,000	ONEOK Partners L.P., 6.650%, 10/01/2036	36,558	0.0
34,000	ONEOK Partners L.P., 6.850%, 10/15/2037	37,241	0.0
44,000	ONEOK, Inc., 3.100%, 03/15/2030	41,126	0.0
28,000	ONEOK, Inc., 3.250%, 06/01/2030	26,241	0.0
40,000	ONEOK, Inc., 3.400%, 09/01/2029	38,187	0.0
45,000	ONEOK, Inc., 3.950%, 03/01/2050	32,025	0.0
28,000	ONEOK, Inc., 4.000%, 07/13/2027	27,829	0.0
28,000	ONEOK, Inc., 4.200%, 10/03/2047	20,987	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
70,000	ONEOK, Inc., 4.250%, 09/24/2027	$69,917	0.0
28,000	ONEOK, Inc., 4.250%, 09/15/2046	21,352	0.0
39,000	ONEOK, Inc., 4.350%, 03/15/2029	38,717	0.0
34,000	ONEOK, Inc., 4.400%, 10/15/2029	33,754	0.0
32,000	ONEOK, Inc., 4.450%, 09/01/2049	24,673	0.0
25,000	ONEOK, Inc., 4.500%, 03/15/2050	19,358	0.0
45,000	ONEOK, Inc., 4.550%, 07/15/2028	45,110	0.0
70,000	ONEOK, Inc., 4.750%, 10/15/2031	69,344	0.0
29,000 (1)	ONEOK, Inc., 4.850%, 07/15/2026	29,060	0.0
28,000	ONEOK, Inc., 4.850%, 02/01/2049	22,879	0.0
32,000	ONEOK, Inc., 4.950%, 07/13/2047	26,895	0.0
36,000	ONEOK, Inc., 5.000%, 03/01/2026	36,032	0.0
89,000	ONEOK, Inc., 5.050%, 11/01/2034	86,655	0.0
27,000 (1)	ONEOK, Inc., 5.050%, 04/01/2045	22,802	0.0
31,000	ONEOK, Inc., 5.150%, 10/15/2043	27,581	0.0
51,000	ONEOK, Inc., 5.200%, 07/15/2048	44,206	0.0
30,000	ONEOK, Inc., 5.450%, 06/01/2047	26,654	0.0
42,000	ONEOK, Inc., 5.550%, 11/01/2026	42,589	0.0
21,000	ONEOK, Inc., 5.600%, 04/01/2044	19,197	0.0
42,000	ONEOK, Inc., 5.650%, 11/01/2028	43,525	0.0
84,000 (1)	ONEOK, Inc., 5.700%, 11/01/2054	77,606	0.0
28,000	ONEOK, Inc., 5.800%, 11/01/2030	29,326	0.0
34,000	ONEOK, Inc., 5.850%, 01/15/2026	34,177	0.0
22,000	ONEOK, Inc., 6.000%, 06/15/2035	22,900	0.0
84,000	ONEOK, Inc., 6.050%, 09/01/2033	88,176	0.0
42,000	ONEOK, Inc., 6.100%, 11/15/2032	44,439	0.0
34,000	ONEOK, Inc., 6.350%, 01/15/2031	36,345	0.0
88,000	ONEOK, Inc., 6.625%, 09/01/2053	91,534	0.0
17,000	ONEOK, Inc., 7.150%, 01/15/2051	18,327	0.0
27,000	Ovintiv Exploration, Inc., 5.375%, 01/01/2026	27,026	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
41,000	Ovintiv, Inc., 5.650%, 05/15/2028	$42,161	0.0
36,000	Ovintiv, Inc., 6.250%, 07/15/2033	37,188	0.0
35,000	Ovintiv, Inc., 6.500%, 08/15/2034	36,349	0.0
25,000	Ovintiv, Inc., 6.500%, 02/01/2038	25,312	0.0
27,000	Ovintiv, Inc., 6.625%, 08/15/2037	27,761	0.0
24,000	Ovintiv, Inc., 7.100%, 07/15/2053	24,899	0.0
21,000	Ovintiv, Inc., 7.200%, 11/01/2031	22,737	0.0
30,000	Ovintiv, Inc., 7.375%, 11/01/2031	32,683	0.0
18,000	Ovintiv, Inc., 8.125%, 09/15/2030	20,448	0.0
28,000	Patterson-UTI Energy, Inc., 3.950%, 02/01/2028	27,121	0.0
20,000	Patterson-UTI Energy, Inc., 5.150%, 11/15/2029	19,743	0.0
23,000 (1)	Patterson-UTI Energy, Inc., 7.150%, 10/01/2033	23,566	0.0
173,000	Petroleos Mexicanos, 6.700%, 02/16/2032	161,046	0.0
28,000	Phillips 66, 1.300%, 02/15/2026	27,452	0.0
48,000	Phillips 66, 2.150%, 12/15/2030	42,289	0.0
56,000	Phillips 66, 3.300%, 03/15/2052	35,952	0.0
45,000	Phillips 66, 3.900%, 03/15/2028	44,556	0.0
56,000	Phillips 66, 4.650%, 11/15/2034	53,482	0.0
85,000	Phillips 66, 4.875%, 11/15/2044	73,848	0.0
84,000	Phillips 66, 5.875%, 05/01/2042	83,458	0.0
32,000	Phillips 66 Co., 3.150%, 12/15/2029	30,334	0.0
25,000	Phillips 66 Co., 3.550%, 10/01/2026	24,747	0.0
24,000	Phillips 66 Co., 3.750%, 03/01/2028	23,587	0.0
25,000	Phillips 66 Co., 4.680%, 02/15/2045	20,931	0.0
34,000	Phillips 66 Co., 4.900%, 10/01/2046	28,661	0.0
42,000	Phillips 66 Co., 4.950%, 12/01/2027	42,670	0.0
34,000	Phillips 66 Co., 4.950%, 03/15/2035	33,006	0.0
67,000	Phillips 66 Co., 5.250%, 06/15/2031	68,857	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
50,000	Phillips 66 Co., 5.300%, 06/30/2033	$50,536	0.0
34,000 (1)	Phillips 66 Co., 5.500%, 03/15/2055	31,007	0.0
28,000	Phillips 66 Co., 5.650%, 06/15/2054	26,032	0.0
44,000	Pioneer Natural Resources Co., 1.125%, 01/15/2026	43,241	0.0
64,000	Pioneer Natural Resources Co., 1.900%, 08/15/2030	56,755	0.0
58,000	Pioneer Natural Resources Co., 2.150%, 01/15/2031	51,540	0.0
64,000	Pioneer Natural Resources Co., 5.100%, 03/29/2026	64,316	0.0
441,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	440,923	0.1
250,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/2044	207,536	0.0
80,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	79,595	0.0
118,000 (1)	Sabine Pass Liquefaction LLC, 4.500%, 05/15/2030	117,846	0.0
89,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	89,563	0.0
89,000	Sabine Pass Liquefaction LLC, 5.875%, 06/30/2026	89,495	0.0
25,000	Sabine Pass Liquefaction LLC, 5.900%, 09/15/2037	26,017	0.0
147,000 (4)	Schlumberger Holdings Corp., 2.650%, 06/26/2030	135,348	0.0
294,000	Shell Finance US, Inc., 3.750%, 09/12/2046	226,836	0.0
572,000	Shell Finance US, Inc., 4.125%, 05/11/2035	540,774	0.1
250,000	Shell Finance US, Inc., 4.375%, 05/11/2045	211,689	0.0
39,000 (4)	South Bow USA Infrastructure Holdings LLC, 4.911%, 09/01/2027	39,261	0.0
56,000 (4)	South Bow USA Infrastructure Holdings LLC, 5.026%, 10/01/2029	56,199	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
70,000 (4)	South Bow USA Infrastructure Holdings LLC, 5.584%, 10/01/2034	$69,298	0.0
39,000 (4)	South Bow USA Infrastructure Holdings LLC, 6.176%, 10/01/2054	37,107	0.0
39,000	Southwestern Energy Co., 5.375%, 02/01/2029	39,062	0.0
325,000	Spectra Energy Partners L.P., 4.500%, 03/15/2045	267,291	0.0
206,000	Suncor Energy, Inc., 3.750%, 03/04/2051	144,004	0.0
44,000	Targa Resources Corp., 4.200%, 02/01/2033	41,250	0.0
127,000	Targa Resources Corp., 4.950%, 04/15/2052	106,079	0.0
44,000	Targa Resources Corp., 5.200%, 07/01/2027	44,610	0.0
53,000	Targa Resources Corp., 6.125%, 03/15/2033	55,881	0.0
59,000	Targa Resources Corp., 6.150%, 03/01/2029	62,066	0.0
30,000	Targa Resources Corp., 6.250%, 07/01/2052	29,741	0.0
59,000	Targa Resources Corp., 6.500%, 03/30/2034	63,432	0.0
50,000	Targa Resources Corp., 6.500%, 02/15/2053	51,375	0.0
59,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.000%, 01/15/2032	55,019	0.0
59,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	58,559	0.0
41,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	41,035	0.0
56,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.500%, 03/01/2030	56,846	0.0
42,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.500%, 07/15/2027	42,028	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
40,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 01/15/2029	$40,804	0.0
74,000	TotalEnergies Capital International SA, 2.829%, 01/10/2030	70,120	0.0
47,000	TotalEnergies Capital International SA, 2.986%, 06/29/2041	34,673	0.0
148,000	TotalEnergies Capital International SA, 3.127%, 05/29/2050	97,740	0.0
128,000	TotalEnergies Capital International SA, 3.386%, 06/29/2060	83,992	0.0
74,000	TotalEnergies Capital International SA, 3.455%, 02/19/2029	72,369	0.0
59,000	TotalEnergies Capital International SA, 3.461%, 07/12/2049	41,856	0.0
59,000	TotalEnergies Capital SA, 3.883%, 10/11/2028	58,744	0.0
74,000 (1)	TotalEnergies Capital SA, 5.150%, 04/05/2034	75,798	0.0
104,000	TotalEnergies Capital SA, 5.488%, 04/05/2054	100,180	0.0
74,000	TotalEnergies Capital SA, 5.638%, 04/05/2064	71,826	0.0
250,000	TransCanada PipeLines Ltd., 4.625%, 03/01/2034	239,959	0.0
249,000	TransCanada PipeLines Ltd., 7.625%, 01/15/2039	291,003	0.1
307,000	Valero Energy Corp., 6.625%, 06/15/2037	330,665	0.1
65,000	Western Midstream Operating L.P., 4.050%, 02/01/2030	62,537	0.0
21,000	Western Midstream Operating L.P., 4.500%, 03/01/2028	20,885	0.0
28,000	Western Midstream Operating L.P., 4.650%, 07/01/2026	27,948	0.0
23,000	Western Midstream Operating L.P., 4.750%, 08/15/2028	22,998	0.0
59,000	Western Midstream Operating L.P., 5.250%, 02/01/2050	49,677	0.0
41,000	Western Midstream Operating L.P., 5.300%, 03/01/2048	34,253	0.0
36,000	Western Midstream Operating L.P., 5.450%, 04/01/2044	31,474	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
21,000	Western Midstream Operating L.P., 5.500%, 08/15/2048	$18,076	0.0
44,000	Western Midstream Operating L.P., 6.150%, 04/01/2033	45,816	0.0
36,000	Western Midstream Operating L.P., 6.350%, 01/15/2029	37,702	0.0
734,000	Williams Cos., Inc., 2.600%, 03/15/2031	657,924	0.1
45,000	Williams Cos., Inc., 5.100%, 09/15/2045	40,813	0.0
412,000	Williams Cos., Inc., 5.400%, 03/04/2044	387,497	0.1
70,000	Woodside Finance Ltd., 5.100%, 09/12/2034	67,819	0.0
119,000	Woodside Finance Ltd., 5.700%, 09/12/2054	107,605	0.0
		25,429,295	1.8
	Financial: 9.0%
500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.450%, 10/29/2026	487,287	0.1
612,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.000%, 10/29/2028	583,227	0.1
470,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.300%, 01/30/2032	426,079	0.1
24,000	Aflac, Inc., 1.125%, 03/15/2026	23,448	0.0
18,000	Aflac, Inc., 2.875%, 10/15/2026	17,702	0.0
59,000 (1)	Aflac, Inc., 3.600%, 04/01/2030	57,335	0.0
24,000	Aflac, Inc., 4.000%, 10/15/2046	18,774	0.0
33,000 (1)	Aflac, Inc., 4.750%, 01/15/2049	28,541	0.0
20,000 (1)	Agree L.P., 2.000%, 06/15/2028	18,755	0.0
17,000	Agree L.P., 2.600%, 06/15/2033	14,167	0.0
20,000	Agree L.P., 2.900%, 10/01/2030	18,468	0.0
17,000	Agree L.P., 4.800%, 10/01/2032	16,824	0.0
26,000	Agree L.P., 5.625%, 06/15/2034	26,667	0.0
71,000	Air Lease Corp., 1.875%, 08/15/2026	69,042	0.0
30,000	Air Lease Corp., 2.100%, 09/01/2028	28,019	0.0
44,000	Air Lease Corp., 2.200%, 01/15/2027	42,612	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
44,000	Air Lease Corp., 3.125%, 12/01/2030	$40,684	0.0
30,000	Air Lease Corp., 3.250%, 10/01/2029	28,596	0.0
50,000	Air Lease Corp., 3.375%, 07/01/2025	50,000	0.0
30,000	Air Lease Corp., 3.625%, 04/01/2027	29,566	0.0
30,000	Air Lease Corp., 3.625%, 12/01/2027	29,566	0.0
30,000	Air Lease Corp., 4.625%, 10/01/2028	30,210	0.0
30,000	Air Lease Corp., 5.100%, 03/01/2029	30,668	0.0
41,000	Air Lease Corp., 5.300%, 02/01/2028	41,919	0.0
41,000	Air Lease Corp., 5.850%, 12/15/2027	42,424	0.0
44,000	Air Lease Corp., GMTN, 3.750%, 06/01/2026	43,716	0.0
86,000	Air Lease Corp., MTN, 2.875%, 01/15/2026	85,135	0.0
44,000	Air Lease Corp., MTN, 2.875%, 01/15/2032	39,084	0.0
38,000	Air Lease Corp., MTN, 3.000%, 02/01/2030	35,586	0.0
42,000	Alexandria Real Estate Equities, Inc., 1.875%, 02/01/2033	33,598	0.0
74,000	Alexandria Real Estate Equities, Inc., 2.000%, 05/18/2032	61,477	0.0
50,000	Alexandria Real Estate Equities, Inc., 3.000%, 05/18/2051	30,336	0.0
59,000	Alexandria Real Estate Equities, Inc., 3.550%, 03/15/2052	39,723	0.0
23,000	Alexandria Real Estate Equities, Inc., 5.150%, 04/15/2053	20,159	0.0
30,000	Alleghany Corp., 3.625%, 05/15/2030	29,125	0.0
18,000	Alleghany Corp., 4.900%, 09/15/2044	16,404	0.0
588,000	Allstate Corp., 3.280%, 12/15/2026	580,142	0.1
30,000	Allstate Corp., 3.850%, 08/10/2049	22,983	0.0
41,000	Allstate Corp., 4.200%, 12/15/2046	33,495	0.0
30,000	Allstate Corp., 4.500%, 06/15/2043	26,178	0.0
11,000 (1)(3)	Allstate Corp., 6.500%, 05/15/2067	11,307	0.0
281,000 (1)	Ally Financial, Inc., 8.000%, 11/01/2031	320,102	0.0
70,000	American Express Co., 1.650%, 11/04/2026	67,731	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
110,000	American Express Co., 2.550%, 03/04/2027	$107,143	0.0
55,000	American Express Co., 3.125%, 05/20/2026	54,514	0.0
103,000	American Express Co., 3.300%, 05/03/2027	101,485	0.0
140,000	American Express Co., 3.950%, 08/01/2025	140,000	0.0
65,000 (1)	American Express Co., 4.050%, 05/03/2029	64,988	0.0
338,000	American Express Co., 4.050%, 12/03/2042	286,301	0.0
45,000	American Express Co., 4.200%, 11/06/2025	44,959	0.0
80,000 (3)	American Express Co., 4.420%, 08/03/2033	78,092	0.0
75,000	American Express Co., 4.900%, 02/13/2026	75,237	0.0
45,000 (3)	American Express Co., 4.989%, 05/26/2033	45,153	0.0
80,000 (3)	American Express Co., 5.043%, 05/01/2034	80,785	0.0
95,000 (3)	American Express Co., 5.282%, 07/27/2029	97,699	0.0
75,000 (3)	American Express Co., 5.389%, 07/28/2027	75,761	0.0
69,000 (3)	American Express Co., 5.625%, 07/28/2034	70,589	0.0
95,000	American Express Co., 5.850%, 11/05/2027	98,489	0.0
20,000	American Express Credit Corp., MTN, 3.300%, 05/03/2027	19,723	0.0
34,000	American Financial Group, Inc., 4.500%, 06/15/2047	27,494	0.0
17,000	American Financial Group, Inc., 5.250%, 04/02/2030	17,600	0.0
26,000 (1)	American Homes 4 Rent L.P., 2.375%, 07/15/2031	22,655	0.0
17,000	American Homes 4 Rent L.P., 3.375%, 07/15/2051	11,262	0.0
35,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	32,317	0.0
29,000	American Homes 4 Rent L.P., 4.250%, 02/15/2028	28,836	0.0
17,000	American Homes 4 Rent L.P., 4.300%, 04/15/2052	13,243	0.0
23,000	American Homes 4 Rent L.P., 4.900%, 02/15/2029	23,286	0.0
35,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	35,604	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
29,000	American Homes 4 Rent L.P., 5.500%, 07/15/2034	$29,432	0.0
20,000	American International Group, Inc., 3.400%, 06/30/2030	19,029	0.0
72,000	American International Group, Inc., 3.875%, 01/15/2035	65,872	0.0
59,000	American International Group, Inc., 4.375%, 06/30/2050	49,444	0.0
44,000	American International Group, Inc., 4.500%, 07/16/2044	38,648	0.0
59,000	American International Group, Inc., 4.750%, 04/01/2048	52,424	0.0
61,000	American International Group, Inc., 5.125%, 03/27/2033	62,054	0.0
500,000	American Tower Corp., 1.600%, 04/15/2026	489,011	0.1
500,000	American Tower Corp., 2.700%, 04/15/2031	448,656	0.1
71,000	American Tower Corp., 2.950%, 01/15/2051	45,009	0.0
500,000	American Tower Corp., 3.375%, 10/15/2026	493,789	0.1
441,000	American Tower Corp., 3.550%, 07/15/2027	434,779	0.1
100,000	Ameriprise Financial, Inc., 5.150%, 05/15/2033	102,723	0.0
500,000	Aon Corp., 3.750%, 05/02/2029	489,191	0.1
188,000	Aon Global Ltd., 4.450%, 05/24/2043	157,455	0.0
142,000	Aon Global Ltd., 4.600%, 06/14/2044	123,345	0.0
35,000 (1)	Apollo Debt Solutions BDC, 6.700%, 07/29/2031	36,382	0.0
38,000	Apollo Debt Solutions BDC, 6.900%, 04/13/2029	39,683	0.0
44,000	Apollo Global Management, Inc., 5.800%, 05/21/2054	43,503	0.0
29,000	Apollo Global Management, Inc., 6.375%, 11/15/2033	31,717	0.0
29,000	Arch Capital Finance LLC, 4.011%, 12/15/2026	28,882	0.0
26,000	Arch Capital Finance LLC, 5.031%, 12/15/2046	23,522	0.0
58,000	Arch Capital Group Ltd., 3.635%, 06/30/2050	42,324	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
17,000	Arch Capital Group Ltd., 7.350%, 05/01/2034	$19,668	0.0
29,000	Arch Capital Group US, Inc., 5.144%, 11/01/2043	26,995	0.0
234,000	Ares Capital Corp., 3.200%, 11/15/2031	203,815	0.0
1,116,000	Ares Capital Corp., 3.250%, 07/15/2025	1,115,329	0.1
38,000	Ares Management Corp., 5.600%, 10/11/2054	35,902	0.0
25,000	Ares Management Corp., 6.375%, 11/10/2028	26,510	0.0
24,000	Arthur J Gallagher & Co., 2.400%, 11/09/2031	21,051	0.0
184,000	Arthur J Gallagher & Co., 3.050%, 03/09/2052	116,511	0.0
50,000	Arthur J Gallagher & Co., 3.500%, 05/20/2051	34,799	0.0
30,000	Arthur J Gallagher & Co., 5.450%, 07/15/2034	30,688	0.0
21,000	Arthur J Gallagher & Co., 5.500%, 03/02/2033	21,726	0.0
36,000	Arthur J Gallagher & Co., 5.750%, 03/02/2053	35,109	0.0
30,000	Arthur J Gallagher & Co., 5.750%, 07/15/2054	29,453	0.0
24,000	Arthur J Gallagher & Co., 6.500%, 02/15/2034	26,378	0.0
36,000	Arthur J Gallagher & Co., 6.750%, 02/15/2054	39,923	0.0
29,000 (1)	Assured Guaranty US Holdings, Inc., 3.150%, 06/15/2031	26,821	0.0
23,000	Assured Guaranty US Holdings, Inc., 3.600%, 09/15/2051	15,687	0.0
20,000	Assured Guaranty US Holdings, Inc., 6.125%, 09/15/2028	21,034	0.0
30,000	Athene Holding Ltd., 3.450%, 05/15/2052	19,150	0.0
30,000	Athene Holding Ltd., 3.500%, 01/15/2031	28,292	0.0
30,000	Athene Holding Ltd., 3.950%, 05/25/2051	21,237	0.0
59,000	Athene Holding Ltd., 4.125%, 01/12/2028	58,479	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
36,000 (1)	Athene Holding Ltd., 5.875%, 01/15/2034	$37,304	0.0
30,000	Athene Holding Ltd., 6.150%, 04/03/2030	31,856	0.0
59,000	Athene Holding Ltd., 6.250%, 04/01/2054	58,292	0.0
24,000 (1)	Athene Holding Ltd., 6.650%, 02/01/2033	25,964	0.0
263,000	Australia & New Zealand Banking Group Ltd./New York NY, 4.750%, 01/18/2027	265,782	0.0
500,000	AvalonBay Communities, Inc., MTN, 2.300%, 03/01/2030	456,806	0.1
200,000	Banco Santander SA, 2.749%, 12/03/2030	178,203	0.0
400,000	Banco Santander SA, 3.800%, 02/23/2028	393,077	0.1
400,000	Banco Santander SA, 4.250%, 04/11/2027	399,158	0.1
400,000	Banco Santander SA, 5.179%, 11/19/2025	400,478	0.1
400,000	Banco Santander SA, 6.921%, 08/08/2033	433,783	0.1
188,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	182,771	0.0
250,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	217,922	0.0
220,000 (3)	Bank of America Corp., 2.572%, 10/20/2032	193,957	0.0
200,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	182,894	0.0
237,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	212,756	0.0
220,000 (3)	Bank of America Corp., 2.972%, 07/21/2052	142,336	0.0
235,000 (3)	Bank of America Corp., 3.311%, 04/22/2042	180,469	0.0
401,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	392,048	0.1
135,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	133,445	0.0
85,000 (3)	Bank of America Corp., 3.946%, 01/23/2049	66,796	0.0
135,000 (3)	Bank of America Corp., 4.244%, 04/24/2038	122,981	0.0
150,000 (3)	Bank of America Corp., 4.376%, 04/27/2028	150,024	0.0
270,000 (3)	Bank of America Corp., 4.571%, 04/27/2033	265,776	0.0
457,000 (3)	Bank of America Corp., 5.202%, 04/25/2029	467,110	0.1
333,000 (3)	Bank of America Corp., 5.288%, 04/25/2034	339,793	0.0
34,000 (3)	Bank of America Corp., 5.468%, 01/23/2035	34,943	0.0
190,000 (3)	Bank of America Corp., 5.872%, 09/15/2034	200,571	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
100,000 (3)	Bank of America Corp., 5.933%, 09/15/2027	$101,769	0.0
135,000 (1)(3)	Bank of America Corp., 6.204%, 11/10/2028	140,523	0.0
135,000 (3)	Bank of America Corp., GMTN, 3.593%, 07/21/2028	132,954	0.0
170,000 (3)	Bank of America Corp., MTN, 1.922%, 10/24/2031	148,296	0.0
200,000 (3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	187,497	0.0
235,000 (3)	Bank of America Corp., MTN, 2.496%, 02/13/2031	214,693	0.0
150,000 (3)	Bank of America Corp., MTN, 2.551%, 02/04/2028	145,831	0.0
337,000 (3)	Bank of America Corp., MTN, 2.676%, 06/19/2041	240,568	0.0
65,000 (3)	Bank of America Corp., MTN, 2.831%, 10/24/2051	40,733	0.0
135,000 (3)	Bank of America Corp., MTN, 2.884%, 10/22/2030	126,387	0.0
250,000 (3)	Bank of America Corp., MTN, 2.972%, 02/04/2033	223,937	0.0
170,000 (3)	Bank of America Corp., MTN, 3.194%, 07/23/2030	161,852	0.0
170,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	166,794	0.0
200,000 (3)	Bank of America Corp., MTN, 3.559%, 04/23/2027	198,591	0.0
169,000 (3)	Bank of America Corp., MTN, 3.824%, 01/20/2028	167,579	0.0
170,000 (3)	Bank of America Corp., MTN, 3.970%, 03/05/2029	168,142	0.0
200,000 (3)	Bank of America Corp., MTN, 3.974%, 02/07/2030	196,896	0.0
100,000 (3)	Bank of America Corp., MTN, 4.078%, 04/23/2040	87,034	0.0
370,000 (3)	Bank of America Corp., MTN, 4.083%, 03/20/2051	294,077	0.0
133,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	132,792	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
200,000 (3)	Bank of America Corp., MTN, 4.271%, 07/23/2029	$199,369	0.0
185,000 (3)	Bank of America Corp., MTN, 4.330%, 03/15/2050	153,773	0.0
135,000 (3)	Bank of America Corp., MTN, 4.443%, 01/20/2048	115,498	0.0
35,000	Bank of America Corp., MTN, 4.875%, 04/01/2044	32,484	0.0
200,000 (3)	Bank of America Corp., MTN, 4.948%, 07/22/2028	202,345	0.0
135,000	Bank of America Corp., MTN, 5.000%, 01/21/2044	127,657	0.0
335,000 (3)	Bank of America Corp., MTN, 5.015%, 07/22/2033	339,022	0.0
100,000	Bank of America Corp., MTN, 5.875%, 02/07/2042	104,583	0.0
135,000	Bank of America Corp. L, 4.183%, 11/25/2027	134,486	0.0
35,000	Bank of America Corp. L, 4.750%, 04/21/2045	31,146	0.0
77,000 (3)	Bank of America Corp. N, 2.651%, 03/11/2032	69,139	0.0
65,000 (3)	Bank of America Corp. N, 3.483%, 03/13/2052	46,432	0.0
117,000 (3)	Bank of Montreal, 3.088%, 01/10/2037	101,333	0.0
92,000 (3)	Bank of Montreal, 3.803%, 12/15/2032	89,638	0.0
27,000	Bank of New York Mellon Corp., 2.500%, 01/26/2032	23,833	0.0
71,000 (3)	Bank of New York Mellon Corp., 5.606%, 07/21/2039	72,400	0.0
30,000	Bank of New York Mellon Corp., MTN, 1.650%, 01/28/2031	25,998	0.0
411,000	Bank of New York Mellon Corp., MTN, 3.000%, 10/30/2028	395,951	0.1
441,000	Bank of New York Mellon Corp., MTN, 3.250%, 05/16/2027	435,059	0.1
500,000 (1)(3)	Bank of New York Mellon Corp., MTN, 3.442%, 02/07/2028	494,668	0.1
53,000 (3)	Bank of New York Mellon Corp., MTN, 5.188%, 03/14/2035	53,690	0.0
89,000 (3)	Bank of New York Mellon Corp., MTN, 5.834%, 10/25/2033	94,422	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
65,000 (1)(3)	Bank of New York Mellon Corp., MTN, 6.474%, 10/25/2034	$71,605	0.0
20,000 (3)	Bank of New York Mellon Corp. J, 4.967%, 04/26/2034	20,069	0.0
56,000 (1)	Bank of Nova Scotia, 1.050%, 03/02/2026	54,790	0.0
53,000 (1)	Bank of Nova Scotia, 1.300%, 09/15/2026	51,200	0.0
44,000 (1)	Bank of Nova Scotia, 1.350%, 06/24/2026	42,756	0.0
44,000	Bank of Nova Scotia, 1.950%, 02/02/2027	42,592	0.0
38,000 (1)	Bank of Nova Scotia, 2.150%, 08/01/2031	33,232	0.0
50,000	Bank of Nova Scotia, 2.450%, 02/02/2032	43,515	0.0
74,000	Bank of Nova Scotia, 2.700%, 08/03/2026	72,844	0.0
41,000	Bank of Nova Scotia, 2.951%, 03/11/2027	40,219	0.0
74,000	Bank of Nova Scotia, 4.500%, 12/16/2025	73,957	0.0
74,000 (3)	Bank of Nova Scotia, 4.588%, 05/04/2037	70,068	0.0
74,000 (1)	Bank of Nova Scotia, 4.750%, 02/02/2026	74,180	0.0
74,000	Bank of Nova Scotia, 4.850%, 02/01/2030	75,427	0.0
44,000 (1)	Bank of Nova Scotia, 5.250%, 06/12/2028	45,351	0.0
68,000	Bank of Nova Scotia, 5.350%, 12/07/2026	68,990	0.0
50,000	Bank of Nova Scotia, 5.650%, 02/01/2034	52,483	0.0
588,000 (3)	Barclays PLC, 2.667%, 03/10/2032	522,287	0.1
441,000 (1)(3)	Barclays PLC, 3.811%, 03/10/2042	346,218	0.0
441,000	Barclays PLC, 4.375%, 01/12/2026	440,722	0.1
588,000	Barclays PLC, 5.200%, 05/12/2026	590,779	0.1
250,000	Barclays PLC, 5.250%, 08/17/2045	239,583	0.0
614,000 (3)	Barclays PLC, 6.496%, 09/13/2027	627,761	0.1
44,000	Berkshire Hathaway Finance Corp., 1.450%, 10/15/2030	38,520	0.0
30,000	Berkshire Hathaway Finance Corp., 1.850%, 03/12/2030	27,182	0.0
44,000	Berkshire Hathaway Finance Corp., 2.500%, 01/15/2051	26,339	0.0
59,000 (1)	Berkshire Hathaway Finance Corp., 2.875%, 03/15/2032	54,412	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
163,000	Berkshire Hathaway Finance Corp., 3.850%, 03/15/2052	$126,240	0.0
139,000	Berkshire Hathaway Finance Corp., 4.200%, 08/15/2048	116,750	0.0
118,000	Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	99,913	0.0
30,000	Berkshire Hathaway Finance Corp., 4.300%, 05/15/2043	26,443	0.0
43,000	Berkshire Hathaway Finance Corp., 4.400%, 05/15/2042	39,808	0.0
44,000	Berkshire Hathaway Finance Corp., 5.750%, 01/15/2040	47,733	0.0
59,000 (1)	Berkshire Hathaway, Inc., 4.500%, 02/11/2043	55,021	0.0
95,000	BlackRock Funding, Inc., 5.350%, 01/08/2055	92,678	0.0
583,000	BlackRock, Inc., 1.900%, 01/28/2031	513,165	0.1
72,000	Blackstone Private Credit Fund, 2.625%, 12/15/2026	69,589	0.0
58,000	Blackstone Private Credit Fund, 3.250%, 03/15/2027	56,426	0.0
37,000 (1)	Blackstone Private Credit Fund, 4.000%, 01/15/2029	35,514	0.0
29,000	Blackstone Private Credit Fund, 5.950%, 07/16/2029	29,565	0.0
98,000	Blackstone Private Credit Fund, 6.000%, 11/22/2034	95,885	0.0
29,000	Blackstone Private Credit Fund, 6.250%, 01/25/2031	29,845	0.0
46,000	Blackstone Private Credit Fund, 7.050%, 09/29/2025	46,256	0.0
29,000	Blackstone Private Credit Fund, 7.300%, 11/27/2028	30,940	0.0
309,000	Blackstone Secured Lending Fund, 3.625%, 01/15/2026	307,098	0.0
233,000	Blue Owl Capital Corp., 2.625%, 01/15/2027	225,109	0.0
173,000	Blue Owl Credit Income Corp., 6.650%, 03/15/2031	178,020	0.0
58,000	Blue Owl Finance LLC, 6.250%, 04/18/2034	59,712	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
213,000	Boston Properties L.P., 2.550%, 04/01/2032	$179,802	0.0
222,000	Boston Properties L.P., 3.250%, 01/30/2031	203,566	0.0
219,000 (1)	Brighthouse Financial, Inc., 5.625%, 05/15/2030	224,728	0.0
21,000	Brixmor Operating Partnership L.P., 2.250%, 04/01/2028	19,883	0.0
30,000	Brixmor Operating Partnership L.P., 2.500%, 08/16/2031	26,204	0.0
24,000	Brixmor Operating Partnership L.P., 3.900%, 03/15/2027	23,805	0.0
47,000 (1)	Brixmor Operating Partnership L.P., 4.050%, 07/01/2030	45,625	0.0
36,000	Brixmor Operating Partnership L.P., 4.125%, 06/15/2026	35,871	0.0
44,000	Brixmor Operating Partnership L.P., 4.125%, 05/15/2029	43,285	0.0
24,000	Brixmor Operating Partnership L.P., 5.500%, 02/15/2034	24,325	0.0
36,000	Brookfield Finance LLC / Brookfield Finance, Inc., 3.450%, 04/15/2050	24,424	0.0
441,000	Brookfield Finance, Inc., 2.724%, 04/15/2031	398,945	0.1
35,000	Brookfield Finance, Inc., 3.500%, 03/30/2051	23,770	0.0
24,000	Brookfield Finance, Inc., 3.625%, 02/15/2052	16,620	0.0
25,000	Brookfield Finance, Inc., 4.700%, 09/20/2047	21,369	0.0
4,000	Brookfield Finance, Inc., 5.675%, 01/15/2035	4,109	0.0
44,000	Brookfield Finance, Inc., 5.968%, 03/04/2054	43,952	0.0
41,000	Brown & Brown, Inc., 2.375%, 03/15/2031	36,118	0.0
36,000	Brown & Brown, Inc., 4.200%, 03/17/2032	34,473	0.0
21,000	Brown & Brown, Inc., 4.500%, 03/15/2029	21,003	0.0
36,000	Brown & Brown, Inc., 4.950%, 03/17/2052	31,190	0.0
44,000	Camden Property Trust, 2.800%, 05/15/2030	40,934	0.0
36,000	Camden Property Trust, 3.150%, 07/01/2029	34,403	0.0
18,000 (1)	Camden Property Trust, 3.350%, 11/01/2049	12,688	0.0
24,000	Camden Property Trust, 4.100%, 10/15/2028	23,868	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
24,000	Camden Property Trust, 4.900%, 01/15/2034	$24,016	0.0
30,000	Camden Property Trust, 5.850%, 11/03/2026	30,611	0.0
30,000	Canadian Imperial Bank of Commerce, 0.950%, 10/23/2025	29,687	0.0
45,000	Canadian Imperial Bank of Commerce, 1.250%, 06/22/2026	43,683	0.0
65,000	Canadian Imperial Bank of Commerce, 3.450%, 04/07/2027	64,197	0.0
65,000 (1)	Canadian Imperial Bank of Commerce, 3.600%, 04/07/2032	60,444	0.0
85,000	Canadian Imperial Bank of Commerce, 3.945%, 08/04/2025	84,937	0.0
65,000 (1)	Canadian Imperial Bank of Commerce, 5.001%, 04/28/2028	66,321	0.0
30,000	Canadian Imperial Bank of Commerce, 5.615%, 07/17/2026	30,369	0.0
55,000 (1)	Canadian Imperial Bank of Commerce, 5.926%, 10/02/2026	56,093	0.0
45,000	Canadian Imperial Bank of Commerce, 5.986%, 10/03/2028	47,250	0.0
188,000 (1)	Canadian Imperial Bank of Commerce, 6.092%, 10/03/2033	201,664	0.0
74,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	71,499	0.0
59,000 (3)	Capital One Financial Corp., 2.359%, 07/29/2032	50,051	0.0
30,000 (3)	Capital One Financial Corp., 2.618%, 11/02/2032	26,219	0.0
74,000 (1)(3)	Capital One Financial Corp., 3.273%, 03/01/2030	70,796	0.0
59,000	Capital One Financial Corp., 3.650%, 05/11/2027	58,395	0.0
89,000	Capital One Financial Corp., 3.750%, 07/28/2026	88,151	0.0
80,000	Capital One Financial Corp., 3.750%, 03/09/2027	79,356	0.0
83,000	Capital One Financial Corp., 3.800%, 01/31/2028	81,919	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
89,000	Capital One Financial Corp., 4.200%, 10/29/2025	$88,880	0.0
92,000 (3)	Capital One Financial Corp., 4.927%, 05/10/2028	92,709	0.0
80,000 (3)	Capital One Financial Corp., 4.985%, 07/24/2026	79,998	0.0
53,000 (3)	Capital One Financial Corp., 5.247%, 07/26/2030	54,232	0.0
65,000 (3)	Capital One Financial Corp., 5.268%, 05/10/2033	65,592	0.0
93,000 (3)	Capital One Financial Corp., 5.463%, 07/26/2030	95,722	0.0
59,000 (1)(3)	Capital One Financial Corp., 5.468%, 02/01/2029	60,428	0.0
59,000 (3)	Capital One Financial Corp., 5.700%, 02/01/2030	61,043	0.0
74,000 (3)	Capital One Financial Corp., 5.817%, 02/01/2034	76,370	0.0
59,000 (3)	Capital One Financial Corp., 6.051%, 02/01/2035	61,525	0.0
104,000 (3)	Capital One Financial Corp., 6.312%, 06/08/2029	109,187	0.0
104,000 (3)	Capital One Financial Corp., 6.377%, 06/08/2034	110,759	0.0
44,000 (3)	Capital One Financial Corp., 7.149%, 10/29/2027	45,474	0.0
104,000 (3)	Capital One Financial Corp., 7.624%, 10/30/2031	117,533	0.0
29,000	Cboe Global Markets, Inc., 1.625%, 12/15/2030	24,990	0.0
17,000	Cboe Global Markets, Inc., 3.000%, 03/16/2032	15,287	0.0
38,000	Cboe Global Markets, Inc., 3.650%, 01/12/2027	37,714	0.0
30,000 (1)	CBRE Services, Inc., 2.500%, 04/01/2031	26,530	0.0
30,000 (1)	CBRE Services, Inc., 5.500%, 04/01/2029	31,016	0.0
59,000 (1)	CBRE Services, Inc., 5.950%, 08/15/2034	62,149	0.0
74,000	Charles Schwab Corp., 0.900%, 03/11/2026	72,239	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
59,000	Charles Schwab Corp., 1.150%, 05/13/2026	$57,400	0.0
44,000	Charles Schwab Corp., 1.650%, 03/11/2031	37,796	0.0
50,000	Charles Schwab Corp., 1.950%, 12/01/2031	42,756	0.0
74,000	Charles Schwab Corp., 2.000%, 03/20/2028	70,056	0.0
44,000	Charles Schwab Corp., 2.300%, 05/13/2031	39,208	0.0
89,000	Charles Schwab Corp., 2.450%, 03/03/2027	86,530	0.0
28,000	Charles Schwab Corp., 2.750%, 10/01/2029	26,280	0.0
59,000	Charles Schwab Corp., 2.900%, 03/03/2032	53,089	0.0
38,000	Charles Schwab Corp., 3.200%, 03/02/2027	37,438	0.0
41,000	Charles Schwab Corp., 3.200%, 01/25/2028	40,150	0.0
36,000 (1)	Charles Schwab Corp., 3.250%, 05/22/2029	34,781	0.0
44,000	Charles Schwab Corp., 3.300%, 04/01/2027	43,422	0.0
21,000	Charles Schwab Corp., 3.450%, 02/13/2026	20,882	0.0
36,000	Charles Schwab Corp., 4.000%, 02/01/2029	35,746	0.0
30,000	Charles Schwab Corp., 4.625%, 03/22/2030	30,509	0.0
71,000 (3)	Charles Schwab Corp., 5.643%, 05/19/2029	73,612	0.0
77,000 (3)	Charles Schwab Corp., 5.853%, 05/19/2034	81,827	0.0
59,000	Charles Schwab Corp., 5.875%, 08/24/2026	60,005	0.0
68,000 (3)	Charles Schwab Corp., 6.136%, 08/24/2034	73,602	0.0
77,000 (3)	Charles Schwab Corp., 6.196%, 11/17/2029	81,726	0.0
47,000	Chubb Corp., 6.000%, 05/11/2037	51,057	0.0
49,000	Chubb INA Holdings, Inc., 2.850%, 12/15/2051	31,414	0.0
56,000	CI Financial Corp., 3.200%, 12/17/2030	49,424	0.0
19,000	CI Financial Corp., 4.100%, 06/15/2051	13,521	0.0
140,000 (3)	Citigroup, Inc., 1.122%, 01/28/2027	137,257	0.0
154,000 (3)	Citigroup, Inc., 1.462%, 06/09/2027	149,662	0.0
98,000 (3)	Citigroup, Inc., 2.520%, 11/03/2032	85,711	0.0
168,000 (3)	Citigroup, Inc., 2.561%, 05/01/2032	148,878	0.0
196,000 (3)	Citigroup, Inc., 2.572%, 06/03/2031	177,805	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
126,000 (3)	Citigroup, Inc., 2.666%, 01/29/2031	$115,556	0.0
70,000 (3)	Citigroup, Inc., 2.904%, 11/03/2042	49,610	0.0
126,000 (3)	Citigroup, Inc., 2.976%, 11/05/2030	117,909	0.0
168,000 (3)	Citigroup, Inc., 3.057%, 01/25/2033	150,194	0.0
112,000	Citigroup, Inc., 3.400%, 05/01/2026	111,168	0.0
126,000 (3)	Citigroup, Inc., 3.520%, 10/27/2028	123,412	0.0
140,000 (3)	Citigroup, Inc., 3.668%, 07/24/2028	137,840	0.0
168,000 (3)	Citigroup, Inc., 3.785%, 03/17/2033	157,096	0.0
56,000 (3)	Citigroup, Inc., 3.878%, 01/24/2039	48,302	0.0
140,000 (3)	Citigroup, Inc., 3.980%, 03/20/2030	137,251	0.0
112,000 (3)	Citigroup, Inc., 4.075%, 04/23/2029	110,907	0.0
117,000	Citigroup, Inc., 4.125%, 07/25/2028	116,195	0.0
56,000 (3)	Citigroup, Inc., 4.281%, 04/24/2048	46,201	0.0
224,000 (3)	Citigroup, Inc., 4.412%, 03/31/2031	221,673	0.0
215,000	Citigroup, Inc., 4.450%, 09/29/2027	215,251	0.0
168,000 (3)	Citigroup, Inc., 4.542%, 09/19/2030	167,273	0.0
84,000	Citigroup, Inc., 4.600%, 03/09/2026	84,000	0.0
56,000 (1)	Citigroup, Inc., 4.650%, 07/30/2045	49,214	0.0
142,000	Citigroup, Inc., 4.650%, 07/23/2048	122,900	0.0
84,000 (3)	Citigroup, Inc., 4.658%, 05/24/2028	84,337	0.0
112,000	Citigroup, Inc., 4.750%, 05/18/2046	95,683	0.0
140,000 (3)	Citigroup, Inc., 4.910%, 05/24/2033	139,738	0.0
168,000 (3)	Citigroup, Inc., 5.174%, 02/13/2030	171,437	0.0
49,000	Citigroup, Inc., 5.300%, 05/06/2044	45,791	0.0
73,000 (3)	Citigroup, Inc., 5.316%, 03/26/2041	71,245	0.0
62,000 (3)	Citigroup, Inc., 5.411%, 09/19/2039	60,243	0.0
140,000 (3)	Citigroup, Inc., 5.449%, 06/11/2035	143,058	0.0
140,000 (3)	Citigroup, Inc., 5.827%, 02/13/2035	142,908	0.0
27,000	Citigroup, Inc., 5.875%, 02/22/2033	28,013	0.0
56,000	Citigroup, Inc., 5.875%, 01/30/2042	57,941	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
37,000	Citigroup, Inc., 6.000%, 10/31/2033	$38,873	0.0
179,000 (3)	Citigroup, Inc., 6.174%, 05/25/2034	187,454	0.0
154,000 (3)	Citigroup, Inc., 6.270%, 11/17/2033	165,878	0.0
17,000	Citigroup, Inc., 6.625%, 01/15/2028	17,979	0.0
56,000	Citigroup, Inc., 6.625%, 06/15/2032	61,095	0.0
56,000	Citigroup, Inc., 6.675%, 09/13/2043	61,141	0.0
108,000	Citigroup, Inc., 8.125%, 07/15/2039	136,080	0.0
140,000 (3)	Citigroup, Inc. VAR, 3.070%, 02/24/2028	136,942	0.0
336,000	Citizens Financial Group, Inc., 3.250%, 04/30/2030	314,415	0.0
92,000 (3)	Citizens Financial Group, Inc., 5.841%, 01/23/2030	95,308	0.0
117,000	CME Group, Inc., 5.300%, 09/15/2043	117,417	0.0
29,000	CNA Financial Corp., 2.050%, 08/15/2030	25,586	0.0
29,000	CNA Financial Corp., 3.450%, 08/15/2027	28,477	0.0
29,000	CNA Financial Corp., 3.900%, 05/01/2029	28,465	0.0
29,000	CNA Financial Corp., 4.500%, 03/01/2026	28,976	0.0
29,000	CNA Financial Corp., 5.125%, 02/15/2034	29,065	0.0
29,000	CNA Financial Corp., 5.500%, 06/15/2033	29,769	0.0
29,000 (1)	CNO Financial Group, Inc., 5.250%, 05/30/2029	29,270	0.0
41,000	CNO Financial Group, Inc., 6.450%, 06/15/2034	43,027	0.0
250,000	Comerica, Inc., 3.800%, 07/22/2026	247,810	0.0
500,000	Cooperatieve Rabobank UA, 3.750%, 07/21/2026	496,087	0.1
228,000	Cooperatieve Rabobank UA, BKNT, 5.250%, 05/24/2041	224,551	0.0
472,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	443,355	0.1
91,000	Corporate Office Properties L.P., 2.750%, 04/15/2031	80,539	0.0
53,000	Credit Suisse USA, Inc., 7.125%, 07/15/2032	60,379	0.0
500,000	Crown Castle, Inc., 1.050%, 07/15/2026	481,681	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
415,000	Crown Castle, Inc., 2.100%, 04/01/2031	$356,263	0.1
73,000	Crown Castle, Inc., 2.900%, 04/01/2041	52,256	0.0
26,000	CubeSmart L.P., 2.000%, 02/15/2031	22,578	0.0
32,000	CubeSmart L.P., 2.250%, 12/15/2028	29,834	0.0
29,000	CubeSmart L.P., 2.500%, 02/15/2032	24,989	0.0
20,000	CubeSmart L.P., 3.000%, 02/15/2030	18,657	0.0
17,000	CubeSmart L.P., 3.125%, 09/01/2026	16,728	0.0
17,000	CubeSmart L.P., 4.000%, 11/15/2025	16,953	0.0
20,000	CubeSmart L.P., 4.375%, 02/15/2029	19,891	0.0
212,000	Deutsche Bank AG, 4.100%, 01/13/2026	211,350	0.0
366,000 (3)	Deutsche Bank AG/ New York NY, 2.311%, 11/16/2027	355,219	0.1
569,000 (1)(3)	Deutsche Bank AG/ New York NY, 3.547%, 09/18/2031	532,438	0.1
400,000	Deutsche Bank AG/ New York NY, 4.100%, 01/13/2026	398,707	0.1
52,000	Digital Realty Trust L.P., 3.600%, 07/01/2029	50,420	0.0
58,000	Digital Realty Trust L.P., 3.700%, 08/15/2027	57,289	0.0
38,000	Digital Realty Trust L.P., 4.450%, 07/15/2028	38,028	0.0
52,000	Digital Realty Trust L.P., 5.550%, 01/15/2028	53,352	0.0
400,000	Discover Bank, 4.250%, 03/13/2026	399,242	0.1
59,000	Discover Financial Services, 4.100%, 02/09/2027	58,744	0.0
36,000	Discover Financial Services, 4.500%, 01/30/2026	35,987	0.0
44,000	Discover Financial Services, 6.700%, 11/29/2032	48,066	0.0
31,000 (3)	Discover Financial Services, 7.964%, 11/02/2034	36,049	0.0
30,000	DOC DR, LLC, 2.625%, 11/01/2031	26,485	0.0
21,000	DOC DR, LLC, 3.950%, 01/15/2028	20,823	0.0
24,000	DOC DR, LLC, 4.300%, 03/15/2027	23,950	0.0
29,000 (3)	Enstar Finance LLC, 5.500%, 01/15/2042	28,602	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
29,000	Enstar Group Ltd., 3.100%, 09/01/2031	$25,802	0.0
29,000	Enstar Group Ltd., 4.950%, 06/01/2029	29,190	0.0
137,000	EPR Properties, 3.750%, 08/15/2029	130,505	0.0
41,000	Equinix, Inc., 1.000%, 09/15/2025	40,677	0.0
30,000	Equinix, Inc., 1.250%, 07/15/2025	29,962	0.0
41,000	Equinix, Inc., 1.450%, 05/15/2026	39,885	0.0
38,000	Equinix, Inc., 1.550%, 03/15/2028	35,433	0.0
30,000	Equinix, Inc., 1.800%, 07/15/2027	28,613	0.0
24,000	Equinix, Inc., 2.000%, 05/15/2028	22,465	0.0
65,000	Equinix, Inc., 2.150%, 07/15/2030	57,870	0.0
59,000	Equinix, Inc., 2.500%, 05/15/2031	52,300	0.0
36,000	Equinix, Inc., 2.900%, 11/18/2026	35,293	0.0
30,000	Equinix, Inc., 2.950%, 09/15/2051	18,518	0.0
30,000	Equinix, Inc., 3.000%, 07/15/2050	18,769	0.0
71,000	Equinix, Inc., 3.200%, 11/18/2029	67,400	0.0
30,000	Equinix, Inc., 3.400%, 02/15/2052	20,134	0.0
71,000	Equinix, Inc., 3.900%, 04/15/2032	67,282	0.0
89,000	Equitable Holdings, Inc., 4.350%, 04/20/2028	88,860	0.0
61,000	Equitable Holdings, Inc., 5.000%, 04/20/2048	53,873	0.0
30,000	Equitable Holdings, Inc., 5.594%, 01/11/2033	31,232	0.0
161,000	ERP Operating L.P., 4.500%, 07/01/2044	139,878	0.0
240,000	Essex Portfolio L.P., 2.650%, 03/15/2032	209,928	0.0
59,000	Everest Reinsurance Holdings, Inc., 3.125%, 10/15/2052	36,669	0.0
59,000	Everest Reinsurance Holdings, Inc., 3.500%, 10/15/2050	40,337	0.0
24,000	Everest Reinsurance Holdings, Inc., 4.868%, 06/01/2044	21,287	0.0
24,000	Extra Space Storage L.P., 2.200%, 10/15/2030	21,241	0.0
36,000	Extra Space Storage L.P., 2.350%, 03/15/2032	30,566	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
36,000	Extra Space Storage L.P., 2.400%, 10/15/2031	$31,298	0.0
27,000	Extra Space Storage L.P., 2.550%, 06/01/2031	23,886	0.0
34,000	Extra Space Storage L.P., 3.500%, 07/01/2026	33,665	0.0
26,000	Extra Space Storage L.P., 3.875%, 12/15/2027	25,717	0.0
24,000	Extra Space Storage L.P., 3.900%, 04/01/2029	23,510	0.0
20,000	Extra Space Storage L.P., 4.000%, 06/15/2029	19,622	0.0
36,000	Extra Space Storage L.P., 5.400%, 02/01/2034	36,583	0.0
27,000	Extra Space Storage L.P., 5.500%, 07/01/2030	28,018	0.0
30,000	Extra Space Storage L.P., 5.700%, 04/01/2028	30,995	0.0
36,000	Extra Space Storage L.P., 5.900%, 01/15/2031	38,054	0.0
35,000	Fairfax Financial Holdings Ltd., 3.375%, 03/03/2031	32,508	0.0
38,000	Fairfax Financial Holdings Ltd., 4.625%, 04/29/2030	37,818	0.0
35,000	Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	35,321	0.0
44,000	Fairfax Financial Holdings Ltd., 5.625%, 08/16/2032	45,228	0.0
44,000	Fairfax Financial Holdings Ltd., 6.000%, 12/07/2033	45,920	0.0
35,000	Fairfax Financial Holdings Ltd., 6.100%, 03/15/2055	34,315	0.0
58,000	Fairfax Financial Holdings Ltd., 6.350%, 03/22/2054	58,808	0.0
151,000	Federal Realty OP L.P., 3.500%, 06/01/2030	143,722	0.0
35,000	Fidelity National Financial, Inc., 2.450%, 03/15/2031	30,400	0.0
26,000	Fidelity National Financial, Inc., 3.200%, 09/17/2051	16,066	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
38,000	Fidelity National Financial, Inc., 3.400%, 06/15/2030	$35,494	0.0
26,000	Fidelity National Financial, Inc., 4.500%, 08/15/2028	25,964	0.0
45,000 (3)	Fifth Third Bancorp, 1.707%, 11/01/2027	43,462	0.0
65,000	Fifth Third Bancorp, 2.550%, 05/05/2027	63,017	0.0
60,000	Fifth Third Bancorp, 3.950%, 03/14/2028	59,432	0.0
35,000 (3)	Fifth Third Bancorp, 4.055%, 04/25/2028	34,788	0.0
55,000 (1)(3)	Fifth Third Bancorp, 4.337%, 04/25/2033	52,525	0.0
90,000 (3)	Fifth Third Bancorp, 4.772%, 07/28/2030	90,580	0.0
90,000 (3)	Fifth Third Bancorp, 6.361%, 10/27/2028	93,844	0.0
90,000	Fifth Third Bancorp, 8.250%, 03/01/2038	107,882	0.0
50,000	Franklin Resources, Inc., 1.600%, 10/30/2030	43,084	0.0
21,000	Franklin Resources, Inc., 2.950%, 08/12/2051	12,922	0.0
803,000	FS KKR Capital Corp., 3.400%, 01/15/2026	796,057	0.1
23,000	Globe Life, Inc., 2.150%, 08/15/2030	20,272	0.0
32,000	Globe Life, Inc., 4.550%, 09/15/2028	32,167	0.0
23,000	Globe Life, Inc., 4.800%, 06/15/2032	22,591	0.0
347,000	GLP Capital L.P. / GLP Financing II, Inc., 5.375%, 04/15/2026	347,293	0.0
98,000	GLP Capital L.P. / GLP Financing II, Inc., 6.250%, 09/15/2054	95,744	0.0
126,000 (3)	Goldman Sachs Bank USA/New York NY, 5.283%, 03/18/2027	126,638	0.0
148,000 (3)	Goldman Sachs Bank USA/New York NY, 5.414%, 05/21/2027	149,247	0.0
53,000	Goldman Sachs Capital I, 6.345%, 02/15/2034	55,070	0.0
168,000 (3)	Goldman Sachs Group, Inc., 1.431%, 03/09/2027	164,395	0.0
154,000 (3)	Goldman Sachs Group, Inc., 1.542%, 09/10/2027	148,723	0.0
238,000 (3)	Goldman Sachs Group, Inc., 1.948%, 10/21/2027	230,507	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
139,000 (3)	Goldman Sachs Group, Inc., 1.992%, 01/27/2032	$120,433	0.0
224,000 (3)	Goldman Sachs Group, Inc., 2.383%, 07/21/2032	195,691	0.0
112,000	Goldman Sachs Group, Inc., 2.600%, 02/07/2030	103,532	0.0
209,000 (3)	Goldman Sachs Group, Inc., 2.615%, 04/22/2032	185,827	0.0
168,000 (3)	Goldman Sachs Group, Inc., 2.640%, 02/24/2028	163,217	0.0
168,000 (3)	Goldman Sachs Group, Inc., 2.650%, 10/21/2032	148,496	0.0
81,000 (3)	Goldman Sachs Group, Inc., 2.908%, 07/21/2042	58,041	0.0
224,000 (3)	Goldman Sachs Group, Inc., 3.102%, 02/24/2033	201,670	0.0
122,000 (3)	Goldman Sachs Group, Inc., 3.210%, 04/22/2042	91,310	0.0
106,000 (3)	Goldman Sachs Group, Inc., 3.436%, 02/24/2043	80,874	0.0
154,000	Goldman Sachs Group, Inc., 3.500%, 11/16/2026	152,251	0.0
182,000 (3)	Goldman Sachs Group, Inc., 3.615%, 03/15/2028	179,521	0.0
140,000 (3)	Goldman Sachs Group, Inc., 3.691%, 06/05/2028	138,069	0.0
98,000	Goldman Sachs Group, Inc., 3.750%, 02/25/2026	97,576	0.0
140,000	Goldman Sachs Group, Inc., 3.800%, 03/15/2030	136,658	0.0
140,000 (3)	Goldman Sachs Group, Inc., 3.814%, 04/23/2029	137,794	0.0
168,000	Goldman Sachs Group, Inc., 3.850%, 01/26/2027	166,948	0.0
140,000 (3)	Goldman Sachs Group, Inc., 4.017%, 10/31/2038	122,186	0.0
196,000 (3)	Goldman Sachs Group, Inc., 4.223%, 05/01/2029	194,914	0.0
39,000 (3)	Goldman Sachs Group, Inc., 4.387%, 06/15/2027	38,949	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
84,000 (3)	Goldman Sachs Group, Inc., 4.411%, 04/23/2039	$75,777	0.0
140,000 (3)	Goldman Sachs Group, Inc., 4.482%, 08/23/2028	140,213	0.0
112,000 (3)	Goldman Sachs Group, Inc., 4.692%, 10/23/2030	112,361	0.0
98,000	Goldman Sachs Group, Inc., 4.750%, 10/21/2045	87,207	0.0
196,000 (3)	Goldman Sachs Group, Inc., 5.016%, 10/23/2035	193,712	0.0
140,000 (3)	Goldman Sachs Group, Inc., 5.049%, 07/23/2030	142,357	0.0
112,000	Goldman Sachs Group, Inc., 5.150%, 05/22/2045	100,699	0.0
168,000 (3)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	169,534	0.0
140,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	145,763	0.0
193,000 (3)	Goldman Sachs Group, Inc., 5.734%, 01/28/2056	193,145	0.0
140,000 (3)	Goldman Sachs Group, Inc., 5.851%, 04/25/2035	146,882	0.0
45,000	Goldman Sachs Group, Inc., 5.950%, 01/15/2027	46,257	0.0
58,000	Goldman Sachs Group, Inc., 6.125%, 02/15/2033	63,381	0.0
140,000	Goldman Sachs Group, Inc., 6.250%, 02/01/2041	149,767	0.0
39,000 (1)	Goldman Sachs Group, Inc., 6.450%, 05/01/2036	41,728	0.0
154,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	163,382	0.0
70,000 (3)	Goldman Sachs Group, Inc., 6.561%, 10/24/2034	77,427	0.0
306,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	336,163	0.0
98,000	Goldman Sachs Group, Inc., MTN, 4.800%, 07/08/2044	88,122	0.0
123,000 (3)	Goldman Sachs Group, Inc. VAR, 1.093%, 12/09/2026	121,100	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
88,000	Golub Capital BDC, Inc., 6.000%, 07/15/2029	$89,228	0.0
36,000 (1)	Hartford Financial Services Group, Inc., 2.800%, 08/19/2029	33,886	0.0
36,000	Hartford Financial Services Group, Inc., 2.900%, 09/15/2051	22,543	0.0
47,000	Hartford Financial Services Group, Inc., 3.600%, 08/19/2049	34,571	0.0
18,000	Hartford Financial Services Group, Inc., 4.300%, 04/15/2043	15,245	0.0
30,000	Hartford Financial Services Group, Inc., 4.400%, 03/15/2048	25,318	0.0
18,000	Hartford Financial Services Group, Inc., 5.950%, 10/15/2036	18,862	0.0
24,000	Hartford Financial Services Group, Inc., 6.100%, 10/01/2041	24,969	0.0
47,000	Healthcare Realty Holdings L.P., 2.000%, 03/15/2031	40,260	0.0
38,000	Healthcare Realty Holdings L.P., 3.100%, 02/15/2030	35,270	0.0
35,000	Healthcare Realty Holdings L.P., 3.500%, 08/01/2026	34,574	0.0
29,000	Healthcare Realty Holdings L.P., 3.750%, 07/01/2027	28,610	0.0
27,000	Healthpeak OP LLC, 1.350%, 02/01/2027	25,747	0.0
30,000	Healthpeak OP LLC, 2.125%, 12/01/2028	27,870	0.0
36,000	Healthpeak OP LLC, 2.875%, 01/15/2031	32,848	0.0
44,000	Healthpeak OP LLC, 3.000%, 01/15/2030	41,299	0.0
38,000	Healthpeak OP LLC, 3.250%, 07/15/2026	37,553	0.0
38,000	Healthpeak OP LLC, 3.500%, 07/15/2029	36,709	0.0
44,000	Healthpeak OP LLC, 5.250%, 12/15/2032	44,800	0.0
18,000	Healthpeak OP LLC, 6.750%, 02/01/2041	19,853	0.0
20,000	Highwoods Realty L.P., 2.600%, 02/01/2031	17,311	0.0
23,000 (1)	Highwoods Realty L.P., 3.050%, 02/15/2030	21,014	0.0
17,000 (1)	Highwoods Realty L.P., 3.875%, 03/01/2027	16,695	0.0
20,000	Highwoods Realty L.P., 4.125%, 03/15/2028	19,596	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
20,000	Highwoods Realty L.P., 4.200%, 04/15/2029	$19,458	0.0
20,000	Highwoods Realty L.P., 7.650%, 02/01/2034	22,624	0.0
35,000	Host Hotels & Resorts L.P., 5.700%, 07/01/2034	35,243	0.0
23,000	Host Hotels & Resorts L.P. F, 4.500%, 02/01/2026	22,952	0.0
38,000 (1)	Host Hotels & Resorts L.P. H, 3.375%, 12/15/2029	35,880	0.0
44,000 (1)	Host Hotels & Resorts L.P. I, 3.500%, 09/15/2030	40,877	0.0
26,000	Host Hotels & Resorts L.P. J, 2.900%, 12/15/2031	22,798	0.0
441,000 (3)	HSBC Holdings PLC, 4.292%, 09/12/2026	440,579	0.1
500,000 (3)	HSBC Holdings PLC, 4.583%, 06/19/2029	500,799	0.1
500,000 (3)	HSBC Holdings PLC, 6.000%, 12/31/2199	500,744	0.1
1,831,000	HSBC Holdings PLC, 6.500%, 09/15/2037	1,965,867	0.2
33,000 (3)	Huntington Bancshares, Inc., 2.487%, 08/15/2036	27,734	0.0
44,000	Huntington Bancshares, Inc., 2.550%, 02/04/2030	40,252	0.0
44,000 (3)	Huntington Bancshares, Inc., 4.443%, 08/04/2028	43,983	0.0
24,000 (3)	Huntington Bancshares, Inc., 5.023%, 05/17/2033	23,737	0.0
95,000 (3)	Huntington Bancshares, Inc., 5.709%, 02/02/2035	97,123	0.0
124,000 (3)	Huntington Bancshares, Inc., 6.208%, 08/21/2029	130,137	0.0
895,000	ING Groep NV, 4.550%, 10/02/2028	899,844	0.1
101,000	Intercontinental Exchange, Inc., 1.850%, 09/15/2032	83,915	0.0
74,000	Intercontinental Exchange, Inc., 3.000%, 06/15/2050	48,375	0.0
89,000	Intercontinental Exchange, Inc., 3.000%, 09/15/2060	54,385	0.0
355,000	Intercontinental Exchange, Inc., 4.000%, 09/15/2027	353,460	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
48,000 (1)	Intercontinental Exchange, Inc., 4.950%, 06/15/2052	$43,472	0.0
59,000	Intercontinental Exchange, Inc., 5.200%, 06/15/2062	55,289	0.0
164,000	Invitation Homes Operating Partnership L.P., 4.150%, 04/15/2032	155,347	0.0
29,000	Jackson Financial, Inc., 3.125%, 11/23/2031	25,719	0.0
29,000	Jackson Financial, Inc., 4.000%, 11/23/2051	19,712	0.0
23,000	Jackson Financial, Inc., 5.170%, 06/08/2027	23,316	0.0
20,000	Jackson Financial, Inc., 5.670%, 06/08/2032	20,418	0.0
71,000 (3)	Jefferies Financial Group, Inc., 4.150%, 01/23/2030	69,369	0.0
160,000 (3)	JPMorgan Chase & Co., 1.045%, 11/19/2026	157,853	0.0
60,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	57,901	0.0
204,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	199,305	0.0
881,000 (3)	JPMorgan Chase & Co., 1.764%, 11/19/2031	763,583	0.1
588,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	565,364	0.1
95,000 (3)	JPMorgan Chase & Co., 2.525%, 11/19/2041	66,646	0.0
500,000	JPMorgan Chase & Co., 2.950%, 10/01/2026	492,870	0.1
1,175,000 (3)	JPMorgan Chase & Co., 2.956%, 05/13/2031	1,086,822	0.1
782,000 (3)	JPMorgan Chase & Co., 3.109%, 04/22/2041	599,741	0.1
207,000 (3)	JPMorgan Chase & Co., 3.328%, 04/22/2052	145,164	0.0
588,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	576,058	0.1
441,000 (3)	JPMorgan Chase & Co., 3.540%, 05/01/2028	434,628	0.1
588,000 (3)	JPMorgan Chase & Co., 3.782%, 02/01/2028	583,102	0.1
441,000 (3)	JPMorgan Chase & Co., 3.882%, 07/24/2038	389,178	0.1
588,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	587,522	0.1
588,000	JPMorgan Chase & Co., 4.250%, 10/01/2027	590,576	0.1
175,000 (3)	JPMorgan Chase & Co., 4.323%, 04/26/2028	174,900	0.0
474,000 (3)	JPMorgan Chase & Co., 4.912%, 07/25/2033	476,885	0.1
146,000 (3)	JPMorgan Chase & Co., 5.040%, 01/23/2028	147,431	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,395,000	JPMorgan Chase & Co., 5.500%, 10/15/2040	$1,424,858	0.1
500,000	KeyBank NA/Cleveland OH, BKNT, 3.400%, 05/20/2026	494,500	0.1
105,000 (3)	KeyCorp, 6.401%, 03/06/2035	112,049	0.0
47,000	KeyCorp, MTN, 2.250%, 04/06/2027	45,339	0.0
44,000	KeyCorp, MTN, 2.550%, 10/01/2029	40,662	0.0
44,000	KeyCorp, MTN, 4.100%, 04/30/2028	43,732	0.0
30,000	KeyCorp, MTN, 4.150%, 10/29/2025	29,935	0.0
39,000 (3)	KeyCorp, MTN, 4.789%, 06/01/2033	38,037	0.0
96,000	Kilroy Realty L.P., 2.500%, 11/15/2032	77,325	0.0
65,000	Kilroy Realty L.P., 4.250%, 08/15/2029	62,857	0.0
24,000	Kilroy Realty L.P., 4.375%, 10/01/2025	23,962	0.0
425,000	Kimco Realty OP LLC, 2.700%, 10/01/2030	390,048	0.1
118,000	Kreditanstalt fuer Wiederaufbau, 0.750%, 09/30/2030	100,987	0.0
178,000 (1)	Kreditanstalt fuer Wiederaufbau, 1.000%, 10/01/2026	171,827	0.0
118,000	Kreditanstalt fuer Wiederaufbau, 1.750%, 09/14/2029	108,998	0.0
178,000	Kreditanstalt fuer Wiederaufbau, 2.875%, 04/03/2028	174,371	0.0
296,000 (1)	Kreditanstalt fuer Wiederaufbau, 3.000%, 05/20/2027	292,006	0.0
237,000 (1)	Kreditanstalt fuer Wiederaufbau, 3.750%, 02/15/2028	237,609	0.0
237,000	Kreditanstalt fuer Wiederaufbau, 3.875%, 06/15/2028	238,318	0.0
296,000 (1)	Kreditanstalt fuer Wiederaufbau, 4.000%, 03/15/2029	298,713	0.0
237,000 (1)	Kreditanstalt fuer Wiederaufbau, 4.125%, 07/15/2033	236,823	0.0
296,000	Kreditanstalt fuer Wiederaufbau, 4.375%, 03/01/2027	298,868	0.0
118,000 (1)	Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/2034	119,533	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
118,000 (5)	Kreditanstalt fuer Wiederaufbau, 4.440%, 04/18/2036	$73,776	0.0
118,000 (5)	Kreditanstalt fuer Wiederaufbau, 4.470%, 06/29/2037	69,838	0.0
296,000	Kreditanstalt fuer Wiederaufbau, 4.625%, 08/07/2026	298,322	0.0
118,000	Kreditanstalt fuer Wiederaufbau, 4.750%, 10/29/2030	123,174	0.0
1,763,000	Landwirtschaftliche Rentenbank, 0.875%, 09/03/2030	1,521,289	0.1
17,000	Lazard Group LLC, 3.625%, 03/01/2027	16,698	0.0
29,000	Lazard Group LLC, 4.375%, 03/11/2029	28,666	0.0
29,000	Lazard Group LLC, 4.500%, 09/19/2028	28,897	0.0
23,000	Lazard Group LLC, 6.000%, 03/15/2031	24,163	0.0
26,000	Legg Mason, Inc., 4.750%, 03/15/2026	26,051	0.0
32,000	Legg Mason, Inc., 5.625%, 01/15/2044	31,745	0.0
25,000 (1)	Lincoln National Corp., 3.050%, 01/15/2030	23,515	0.0
30,000	Lincoln National Corp., 3.400%, 01/15/2031	27,954	0.0
18,000	Lincoln National Corp., 3.400%, 03/01/2032	16,151	0.0
24,000	Lincoln National Corp., 3.625%, 12/12/2026	23,725	0.0
30,000	Lincoln National Corp., 3.800%, 03/01/2028	29,542	0.0
21,000	Lincoln National Corp., 5.852%, 03/15/2034	21,625	0.0
22,000	Lincoln National Corp., 6.300%, 10/09/2037	23,053	0.0
30,000	Lincoln National Corp., 7.000%, 06/15/2040	33,175	0.0
500,000 (3)	Lloyds Banking Group PLC, 3.574%, 11/07/2028	489,597	0.1
256,000	Lloyds Banking Group PLC, 4.550%, 08/16/2028	256,907	0.0
500,000	Lloyds Banking Group PLC, 4.650%, 03/24/2026	499,623	0.1
270,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045	252,057	0.0
250,000	Loews Corp., 3.750%, 04/01/2026	248,756	0.0
29,000	LPL Holdings, Inc., 5.700%, 05/20/2027	29,560	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
88,000	LPL Holdings, Inc., 5.750%, 06/15/2035	$89,067	0.0
29,000	LPL Holdings, Inc., 6.000%, 05/20/2034	30,004	0.0
44,000 (1)	LPL Holdings, Inc., 6.750%, 11/17/2028	46,942	0.0
279,000 (3)	M&T Bank Corp., 7.413%, 10/30/2029	302,646	0.0
128,000 (3)	Manulife Financial Corp., 4.061%, 02/24/2032	126,591	0.0
59,000	Manulife Financial Corp., 4.150%, 03/04/2026	58,910	0.0
31,000	Manulife Financial Corp., 5.375%, 03/04/2046	30,723	0.0
18,000	Markel Group, Inc., 3.350%, 09/17/2029	17,351	0.0
36,000	Markel Group, Inc., 3.450%, 05/07/2052	24,315	0.0
18,000	Markel Group, Inc., 3.500%, 11/01/2027	17,681	0.0
30,000	Markel Group, Inc., 4.150%, 09/17/2050	22,936	0.0
18,000	Markel Group, Inc., 4.300%, 11/01/2047	14,302	0.0
30,000	Markel Group, Inc., 5.000%, 04/05/2046	26,609	0.0
36,000	Markel Group, Inc., 5.000%, 05/20/2049	31,662	0.0
31,000	Markel Group, Inc., 6.000%, 05/16/2054	30,993	0.0
448,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	401,382	0.1
258,000	Marsh & McLennan Cos., Inc., 2.900%, 12/15/2051	162,289	0.0
28,000	Marsh & McLennan Cos., Inc., 4.750%, 03/15/2039	26,662	0.0
112,000	Marsh & McLennan Cos., Inc., 5.000%, 03/15/2035	112,027	0.0
28,000	Marsh & McLennan Cos., Inc., 5.150%, 03/15/2034	28,644	0.0
28,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/2044	27,554	0.0
34,000 (1)	Marsh & McLennan Cos., Inc., 5.400%, 09/15/2033	35,287	0.0
42,000	Marsh & McLennan Cos., Inc., 5.400%, 03/15/2055	40,510	0.0
28,000	Marsh & McLennan Cos., Inc., 5.750%, 11/01/2032	29,890	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
17,000	Marsh & McLennan Cos., Inc., 5.875%, 08/01/2033	$18,154	0.0
34,000	Mastercard, Inc., 1.900%, 03/15/2031	30,025	0.0
320,000	Mastercard, Inc., 2.950%, 03/15/2051	210,692	0.0
84,000 (1)	Mastercard, Inc., 3.350%, 03/26/2030	81,048	0.0
420,000	Mastercard, Inc., 3.500%, 02/26/2028	414,982	0.1
3,000	Mastercard, Inc., 3.800%, 11/21/2046	2,407	0.0
41,000	Mastercard, Inc., 4.350%, 01/15/2032	40,840	0.0
43,000	Mastercard, Inc., 4.875%, 05/09/2034	43,535	0.0
200,000	MetLife, Inc., 4.050%, 03/01/2045	163,893	0.0
129,000	MetLife, Inc., 4.125%, 08/13/2042	108,577	0.0
40,000	MetLife, Inc., 4.721%, 12/15/2044	35,589	0.0
59,000 (1)	MetLife, Inc., 5.000%, 07/15/2052	53,529	0.0
179,000	Mid-America Apartments L.P., 1.700%, 02/15/2031	153,814	0.0
360,000	Mitsubishi UFJ Financial Group, Inc., 3.287%, 07/25/2027	354,098	0.1
85,000	Mitsubishi UFJ Financial Group, Inc., 3.677%, 02/22/2027	84,299	0.0
535,000 (1)	Mitsubishi UFJ Financial Group, Inc., 3.741%, 03/07/2029	525,132	0.1
465,000 (1)	Mitsubishi UFJ Financial Group, Inc., 3.961%, 03/02/2028	461,732	0.1
360,000	Mitsubishi UFJ Financial Group, Inc., 4.050%, 09/11/2028	358,960	0.1
180,000	Mitsubishi UFJ Financial Group, Inc., 4.153%, 03/07/2039	166,173	0.0
180,000	Mitsubishi UFJ Financial Group, Inc., 4.286%, 07/26/2038	167,602	0.0
1,395,000 (1)(3)	Mizuho Financial Group, Inc., 4.254%, 09/11/2029	1,387,028	0.1
126,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	122,341	0.0
168,000 (3)	Morgan Stanley, 2.484%, 09/16/2036	142,801	0.0
140,000 (3)	Morgan Stanley, 2.943%, 01/21/2033	124,987	0.0
112,000 (3)	Morgan Stanley, 3.217%, 04/22/2042	85,033	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
168,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	$165,091	0.0
112,000 (3)	Morgan Stanley, 3.971%, 07/22/2038	97,579	0.0
140,000	Morgan Stanley, 4.300%, 01/27/2045	119,427	0.0
56,000 (3)	Morgan Stanley, 4.457%, 04/22/2039	51,954	0.0
168,000 (3)	Morgan Stanley, 4.654%, 10/18/2030	168,353	0.0
112,000 (3)	Morgan Stanley, 4.889%, 07/20/2033	112,148	0.0
126,000 (3)	Morgan Stanley, 5.042%, 07/19/2030	128,167	0.0
140,000 (3)	Morgan Stanley, 5.123%, 02/01/2029	142,476	0.0
126,000 (3)	Morgan Stanley, 5.173%, 01/16/2030	128,664	0.0
112,000 (3)	Morgan Stanley, 5.297%, 04/20/2037	111,626	0.0
182,000 (3)	Morgan Stanley, 5.320%, 07/19/2035	184,295	0.0
126,000 (3)	Morgan Stanley, 5.449%, 07/20/2029	129,606	0.0
140,000 (3)	Morgan Stanley, 5.466%, 01/18/2035	143,283	0.0
140,000 (3)	Morgan Stanley, 5.656%, 04/18/2030	145,446	0.0
168,000 (3)	Morgan Stanley, 5.831%, 04/19/2035	176,076	0.0
84,000 (1)(3)	Morgan Stanley, 5.942%, 02/07/2039	86,258	0.0
112,000 (3)	Morgan Stanley, 5.948%, 01/19/2038	115,261	0.0
126,000 (3)	Morgan Stanley, 6.296%, 10/18/2028	131,281	0.0
168,000 (3)	Morgan Stanley, 6.342%, 10/18/2033	182,452	0.0
112,000	Morgan Stanley, 6.375%, 07/24/2042	122,486	0.0
112,000 (3)	Morgan Stanley, 6.407%, 11/01/2029	118,652	0.0
112,000 (3)	Morgan Stanley, 6.627%, 11/01/2034	123,505	0.0
55,000	Morgan Stanley, 7.250%, 04/01/2032	63,319	0.0
196,000 (3)	Morgan Stanley, GMTN, 2.239%, 07/21/2032	169,777	0.0
196,000 (3)	Morgan Stanley, GMTN, 2.699%, 01/22/2031	180,779	0.0
168,000 (3)	Morgan Stanley, GMTN, 3.772%, 01/24/2029	165,626	0.0
168,000 (3)	Morgan Stanley, GMTN, 4.431%, 01/23/2030	167,793	0.0
112,000 (3)	Morgan Stanley, GMTN, 5.597%, 03/24/2051	111,251	0.0
154,000 (3)	Morgan Stanley, MTN, 1.794%, 02/13/2032	131,794	0.0
140,000 (3)	Morgan Stanley, MTN, 1.928%, 04/28/2032	119,736	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
140,000 (3)	Morgan Stanley, MTN, 2.511%, 10/20/2032	$122,635	0.0
580,000 (3)	Morgan Stanley, MTN, 2.802%, 01/25/2052	359,187	0.1
168,000 (3)	Morgan Stanley, MTN, 3.622%, 04/01/2031	161,145	0.0
126,000	Morgan Stanley, MTN, 4.375%, 01/22/2047	107,350	0.0
154,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	157,046	0.0
182,000 (3)	Morgan Stanley, MTN, 5.250%, 04/21/2034	185,207	0.0
140,000 (3)	Morgan Stanley, MTN, 5.424%, 07/21/2034	143,468	0.0
84,000 (3)	Morgan Stanley, MTN, 5.652%, 04/13/2028	85,898	0.0
38,000	Nasdaq, Inc., 1.650%, 01/15/2031	32,821	0.0
38,000	Nasdaq, Inc., 2.500%, 12/21/2040	26,347	0.0
29,000	Nasdaq, Inc., 3.250%, 04/28/2050	19,528	0.0
29,000	Nasdaq, Inc., 3.850%, 06/30/2026	28,843	0.0
17,000	Nasdaq, Inc., 3.950%, 03/07/2052	12,768	0.0
52,000	Nasdaq, Inc., 5.350%, 06/28/2028	53,555	0.0
64,000	Nasdaq, Inc., 5.550%, 02/15/2034	66,707	0.0
44,000	Nasdaq, Inc., 5.950%, 08/15/2053	44,925	0.0
44,000	Nasdaq, Inc., 6.100%, 06/28/2063	44,919	0.0
500,000	National Australia Bank Ltd./New York, 2.500%, 07/12/2026	491,781	0.1
23,000	Nationwide Financial Services, Inc., 6.750%, 05/15/2087	22,874	0.0
588,000 (1)(3)	NatWest Group PLC, 3.073%, 05/22/2028	573,552	0.1
500,000	NatWest Group PLC, 4.800%, 04/05/2026	501,229	0.1
220,000 (3)	NatWest Group PLC, 5.778%, 03/01/2035	228,566	0.0
24,000	NNN REIT, Inc., 2.500%, 04/15/2030	21,891	0.0
27,000	NNN REIT, Inc., 3.000%, 04/15/2052	16,620	0.0
18,000	NNN REIT, Inc., 3.100%, 04/15/2050	11,446	0.0
24,000	NNN REIT, Inc., 3.500%, 10/15/2027	23,605	0.0
27,000	NNN REIT, Inc., 3.500%, 04/15/2051	18,547	0.0
21,000	NNN REIT, Inc., 3.600%, 12/15/2026	20,755	0.0
24,000	NNN REIT, Inc., 4.000%, 11/15/2025	23,944	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
24,000	NNN REIT, Inc., 4.300%, 10/15/2028	$23,955	0.0
18,000	NNN REIT, Inc., 4.800%, 10/15/2048	15,594	0.0
30,000	NNN REIT, Inc., 5.600%, 10/15/2033	31,029	0.0
200,000	Nomura Holdings, Inc., 1.653%, 07/14/2026	194,293	0.0
351,000	Nomura Holdings, Inc., 2.679%, 07/16/2030	318,571	0.0
346,000	Nomura Holdings, Inc., 5.842%, 01/18/2028	356,888	0.1
59,000	Northern Trust Corp., 1.950%, 05/01/2030	53,032	0.0
30,000	Northern Trust Corp., 3.150%, 05/03/2029	28,947	0.0
21,000 (3)	Northern Trust Corp., 3.375%, 05/08/2032	20,396	0.0
30,000	Northern Trust Corp., 3.650%, 08/03/2028	29,592	0.0
44,000	Northern Trust Corp., 3.950%, 10/30/2025	43,903	0.0
59,000	Northern Trust Corp., 4.000%, 05/10/2027	58,951	0.0
59,000	Northern Trust Corp., 6.125%, 11/02/2032	63,728	0.0
1,763,000	Oesterreichische Kontrollbank AG, GMTN, 0.500%, 02/02/2026	1,725,937	0.1
38,000	Old Republic International Corp., 3.850%, 06/11/2051	27,027	0.0
32,000	Old Republic International Corp., 3.875%, 08/26/2026	31,765	0.0
23,000	Old Republic International Corp., 5.750%, 03/28/2034	23,697	0.0
41,000 (1)	Omega Healthcare Investors, Inc., 3.250%, 04/15/2033	35,413	0.0
41,000	Omega Healthcare Investors, Inc., 3.375%, 02/01/2031	37,539	0.0
30,000 (1)	Omega Healthcare Investors, Inc., 3.625%, 10/01/2029	28,576	0.0
41,000	Omega Healthcare Investors, Inc., 4.500%, 04/01/2027	41,098	0.0
33,000 (1)	Omega Healthcare Investors, Inc., 4.750%, 01/15/2028	33,163	0.0
36,000	Omega Healthcare Investors, Inc., 5.250%, 01/15/2026	36,020	0.0
138,000	ORIX Corp., 2.250%, 03/09/2031	121,720	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
17,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	$14,167	0.0
17,000	Piedmont Operating Partnership L.P., 3.150%, 08/15/2030	15,260	0.0
23,000	Piedmont Operating Partnership L.P., 6.875%, 07/15/2029	24,237	0.0
35,000	Piedmont Operating Partnership L.P., 9.250%, 07/20/2028	38,999	0.0
441,000	PNC Bank NA, 3.100%, 10/25/2027	430,273	0.1
500,000	PNC Bank NA, 3.250%, 01/22/2028	487,898	0.1
588,000 (3)	PNC Financial Services Group, Inc., 2.307%, 04/23/2032	515,972	0.1
105,000 (3)	PNC Financial Services Group, Inc., 5.401%, 07/23/2035	106,963	0.0
345,000 (3)	PNC Financial Services Group, Inc., 5.582%, 06/12/2029	357,359	0.1
341,000	Principal Financial Group, Inc., 2.125%, 06/15/2030	303,776	0.0
30,000	Progressive Corp., 2.450%, 01/15/2027	29,271	0.0
30,000	Progressive Corp., 2.500%, 03/15/2027	29,232	0.0
30,000	Progressive Corp., 3.000%, 03/15/2032	27,383	0.0
30,000	Progressive Corp., 3.200%, 03/26/2030	28,643	0.0
24,000	Progressive Corp., 3.700%, 01/26/2045	18,598	0.0
30,000	Progressive Corp., 3.700%, 03/15/2052	22,402	0.0
30,000	Progressive Corp., 3.950%, 03/26/2050	23,525	0.0
33,000	Progressive Corp., 4.000%, 03/01/2029	32,822	0.0
43,000	Progressive Corp., 4.125%, 04/15/2047	35,420	0.0
36,000	Progressive Corp., 4.200%, 03/15/2048	29,644	0.0
21,000	Progressive Corp., 4.350%, 04/25/2044	18,057	0.0
30,000	Progressive Corp., 4.950%, 06/15/2033	30,658	0.0
24,000	Progressive Corp., 6.250%, 12/01/2032	26,455	0.0
18,000	Progressive Corp., 6.625%, 03/01/2029	19,426	0.0
588,000	Prologis L.P., 1.750%, 07/01/2030	517,243	0.1
30,000	Prologis L.P., 2.125%, 10/15/2050	15,973	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
41,000	Prologis L.P., 3.000%, 04/15/2050	$26,603	0.0
19,000	Prologis L.P., 3.050%, 03/01/2050	12,452	0.0
441,000	Prologis L.P., 3.250%, 10/01/2026	436,107	0.1
58,000	Prologis L.P., 4.375%, 09/15/2048	48,451	0.0
19,000	Prologis L.P., 5.250%, 06/15/2053	17,864	0.0
27,000	Prologis L.P., 5.250%, 03/15/2054	25,370	0.0
47,000 (3)	Prudential Financial, Inc., 3.700%, 10/01/2050	42,916	0.0
53,000	Prudential Financial, Inc., 3.905%, 12/07/2047	41,456	0.0
62,000	Prudential Financial, Inc., 3.935%, 12/07/2049	47,516	0.0
44,000 (1)(3)	Prudential Financial, Inc., 4.500%, 09/15/2047	43,393	0.0
59,000 (3)	Prudential Financial, Inc., 5.125%, 03/01/2052	57,115	0.0
59,000 (3)	Prudential Financial, Inc., 5.700%, 09/15/2048	59,826	0.0
71,000 (1)(3)	Prudential Financial, Inc., 6.000%, 09/01/2052	71,677	0.0
59,000 (3)	Prudential Financial, Inc., 6.500%, 03/15/2054	60,755	0.0
30,000 (3)	Prudential Financial, Inc., 6.750%, 03/01/2053	31,472	0.0
30,000	Prudential Financial, Inc., MTN, 1.500%, 03/10/2026	29,435	0.0
30,000	Prudential Financial, Inc., MTN, 2.100%, 03/10/2030	27,319	0.0
30,000	Prudential Financial, Inc., MTN, 3.000%, 03/10/2040	22,723	0.0
75,000 (1)	Prudential Financial, Inc., MTN, 3.700%, 03/13/2051	55,193	0.0
23,000	Prudential Financial, Inc., MTN, 3.878%, 03/27/2028	22,910	0.0
59,000 (1)	Prudential Financial, Inc., MTN, 4.350%, 02/25/2050	49,025	0.0
24,000	Prudential Financial, Inc., MTN, 4.418%, 03/27/2048	20,268	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
44,000	Prudential Financial, Inc., MTN, 4.600%, 05/15/2044	$38,814	0.0
44,000	Prudential Financial, Inc., MTN, 5.700%, 12/14/2036	46,241	0.0
22,000	Prudential Financial, Inc., MTN, 6.625%, 12/01/2037	24,656	0.0
21,000	Prudential Financial, Inc., MTN, 6.625%, 06/21/2040	23,732	0.0
22,000	Prudential Financial, Inc., MTNB, 5.750%, 07/15/2033	23,466	0.0
38,000	Public Storage Operating Co., 1.500%, 11/09/2026	36,701	0.0
190,000	Public Storage Operating Co., 1.850%, 05/01/2028	178,496	0.0
250,000	Public Storage Operating Co., 2.300%, 05/01/2031	222,364	0.0
30,000	Public Storage Operating Co., 3.094%, 09/15/2027	29,367	0.0
44,000	Raymond James Financial, Inc., 3.750%, 04/01/2051	32,079	0.0
30,000	Raymond James Financial, Inc., 4.650%, 04/01/2030	30,408	0.0
47,000	Raymond James Financial, Inc., 4.950%, 07/15/2046	42,273	0.0
654,000	Realty Income Corp., 3.250%, 01/15/2031	613,268	0.1
249,000	Realty Income Corp., 4.125%, 10/15/2026	248,458	0.0
25,000	Regency Centers L.P., 2.950%, 09/15/2029	23,672	0.0
31,000	Regency Centers L.P., 3.600%, 02/01/2027	30,725	0.0
36,000	Regency Centers L.P., 3.700%, 06/15/2030	34,820	0.0
18,000	Regency Centers L.P., 4.125%, 03/15/2028	17,958	0.0
25,000	Regency Centers L.P., 4.400%, 02/01/2047	20,893	0.0
18,000	Regency Centers L.P., 4.650%, 03/15/2049	15,637	0.0
24,000	Regency Centers L.P., 5.250%, 01/15/2034	24,364	0.0
36,000	Regions Financial Corp., 1.800%, 08/12/2028	33,251	0.0
56,000 (1)(3)	Regions Financial Corp., 5.502%, 09/06/2035	56,165	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
42,000 (3)	Regions Financial Corp., 5.722%, 06/06/2030	$43,391	0.0
42,000	Regions Financial Corp., 7.375%, 12/10/2037	46,847	0.0
35,000	Reinsurance Group of America, Inc., 3.150%, 06/15/2030	32,723	0.0
35,000	Reinsurance Group of America, Inc., 3.900%, 05/15/2029	34,374	0.0
23,000	Reinsurance Group of America, Inc., 3.950%, 09/15/2026	22,877	0.0
38,000 (1)	Reinsurance Group of America, Inc., 5.750%, 09/15/2034	39,030	0.0
23,000 (1)	Reinsurance Group of America, Inc., 6.000%, 09/15/2033	24,122	0.0
17,000	RenaissanceRe Finance, Inc., 3.450%, 07/01/2027	16,755	0.0
23,000	RenaissanceRe Holdings Ltd., 3.600%, 04/15/2029	22,278	0.0
44,000	RenaissanceRe Holdings Ltd., 5.750%, 06/05/2033	45,299	0.0
105,000	Royal Bank of Canada, 1.200%, 04/27/2026	102,486	0.0
75,000	Royal Bank of Canada, 3.625%, 05/04/2027	74,310	0.0
65,000	Royal Bank of Canada, 3.875%, 05/04/2032	62,191	0.0
78,000	Royal Bank of Canada, GMTN, 0.875%, 01/20/2026	76,498	0.0
45,000 (1)	Royal Bank of Canada, GMTN, 1.150%, 07/14/2026	43,633	0.0
55,000	Royal Bank of Canada, GMTN, 1.400%, 11/02/2026	53,117	0.0
95,000	Royal Bank of Canada, GMTN, 2.300%, 11/03/2031	83,482	0.0
80,000 (1)	Royal Bank of Canada, GMTN, 4.240%, 08/03/2027	80,151	0.0
95,000	Royal Bank of Canada, GMTN, 4.650%, 01/27/2026	94,983	0.0
65,000	Royal Bank of Canada, GMTN, 4.875%, 01/12/2026	65,136	0.0
45,000	Royal Bank of Canada, GMTN, 4.900%, 01/12/2028	45,853	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
105,000	Royal Bank of Canada, GMTN, 5.000%, 02/01/2033	$106,667	0.0
55,000	Royal Bank of Canada, GMTN, 5.000%, 05/02/2033	55,722	0.0
285,000 (1)	Royal Bank of Canada, GMTN, 5.150%, 02/01/2034	292,076	0.0
65,000	Royal Bank of Canada, GMTN, 5.200%, 07/20/2026	65,653	0.0
65,000	Royal Bank of Canada, GMTN, 5.200%, 08/01/2028	66,887	0.0
85,000	Royal Bank of Canada, MTN, 6.000%, 11/01/2027	88,361	0.0
30,000 (1)	Royal Bank of Canada FXD, 2.050%, 01/21/2027	29,106	0.0
47,000	Sabra Health Care L.P., 3.200%, 12/01/2031	41,907	0.0
20,000	Sabra Health Care L.P., 3.900%, 10/15/2029	19,045	0.0
29,000	Sabra Health Care L.P., 5.125%, 08/15/2026	29,027	0.0
23,000	Safehold GL Holdings LLC, 2.800%, 06/15/2031	20,603	0.0
20,000	Safehold GL Holdings LLC, 2.850%, 01/15/2032	17,440	0.0
17,000	Safehold GL Holdings LLC, 6.100%, 04/01/2034	17,705	0.0
645,000	Santander Holdings USA, Inc., 4.500%, 07/17/2025	644,755	0.1
133,000 (1)(3)	Santander Holdings USA, Inc., 6.342%, 05/31/2035	138,974	0.0
397,000 (3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	384,471	0.1
603,000	Simon Property Group L.P., 2.650%, 07/15/2030	556,549	0.1
44,000	Simon Property Group L.P., 3.375%, 06/15/2027	43,346	0.0
65,000	Simon Property Group L.P., 3.500%, 09/01/2025	64,854	0.0
32,000	Simon Property Group L.P., 4.250%, 10/01/2044	26,448	0.0
441,000	State Street Corp., 2.200%, 03/03/2031	390,212	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
500,000	State Street Corp., 3.550%, 08/18/2025	$499,284	0.1
246,000 (3)	State Street Corp., 5.146%, 02/28/2036	248,967	0.0
22,000	STORE Capital Corp., 2.700%, 12/01/2031	18,680	0.0
20,000	Store Capital LLC, 2.750%, 11/18/2030	17,659	0.0
20,000	Store Capital LLC, 4.500%, 03/15/2028	19,806	0.0
20,000	Store Capital LLC, 4.625%, 03/15/2029	19,683	0.0
259,000	Sumitomo Mitsui Financial Group, Inc., 2.142%, 09/23/2030	229,462	0.0
133,000	Sumitomo Mitsui Financial Group, Inc., 2.632%, 07/14/2026	130,722	0.0
175,000	Sumitomo Mitsui Financial Group, Inc., 2.930%, 09/17/2041	126,790	0.0
190,000	Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	186,946	0.0
344,000	Sumitomo Mitsui Financial Group, Inc., 3.202%, 09/17/2029	326,740	0.0
155,000	Sumitomo Mitsui Financial Group, Inc., 3.352%, 10/18/2027	152,225	0.0
360,000	Sumitomo Mitsui Financial Group, Inc., 3.364%, 07/12/2027	354,565	0.1
260,000 (1)	Sumitomo Mitsui Financial Group, Inc., 3.446%, 01/11/2027	257,027	0.0
155,000	Sumitomo Mitsui Financial Group, Inc., 3.544%, 01/17/2028	152,322	0.0
89,000	Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	88,711	0.0
155,000	Sumitomo Mitsui Financial Group, Inc., 3.944%, 07/19/2028	153,823	0.0
135,000 (1)	Sumitomo Mitsui Financial Group, Inc., 4.306%, 10/16/2028	135,398	0.0
55,000 (1)	Sumitomo Mitsui Financial Group, Inc., 6.184%, 07/13/2043	58,732	0.0
27,000	Sun Communities Operating L.P., 2.300%, 11/01/2028	25,278	0.0
44,000	Sun Communities Operating L.P., 2.700%, 07/15/2031	39,019	0.0
36,000	Sun Communities Operating L.P., 4.200%, 04/15/2032	34,122	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
97,000	Synchrony Financial, 2.875%, 10/28/2031	$84,207	0.0
250,000 (1)	Synchrony Financial, 4.500%, 07/23/2025	249,835	0.0
44,000 (1)(3)	Synchrony Financial, 5.935%, 08/02/2030	45,240	0.0
109,000	Tanger Properties L.P., 3.125%, 09/01/2026	107,086	0.0
95,000 (3)	Toronto-Dominion Bank, 3.625%, 09/15/2031	93,946	0.0
95,000	Toronto-Dominion Bank, 4.108%, 06/08/2027	94,792	0.0
125,000 (1)	Toronto-Dominion Bank, 4.456%, 06/08/2032	122,749	0.0
45,000	Toronto-Dominion Bank, 5.103%, 01/09/2026	45,144	0.0
80,000	Toronto-Dominion Bank, 5.156%, 01/10/2028	81,668	0.0
40,000	Toronto-Dominion Bank, GMTN, 2.450%, 01/12/2032	34,958	0.0
65,000	Toronto-Dominion Bank, MTN, 0.750%, 09/11/2025	64,504	0.0
80,000	Toronto-Dominion Bank, MTN, 0.750%, 01/06/2026	78,499	0.0
80,000	Toronto-Dominion Bank, MTN, 1.200%, 06/03/2026	77,759	0.0
90,000	Toronto-Dominion Bank, MTN, 1.250%, 09/10/2026	86,877	0.0
55,000	Toronto-Dominion Bank, MTN, 2.000%, 09/10/2031	48,048	0.0
70,000	Toronto-Dominion Bank, MTN, 2.800%, 03/10/2027	68,381	0.0
228,000	Toronto-Dominion Bank, MTN, 3.200%, 03/10/2032	207,350	0.0
95,000	Toronto-Dominion Bank, MTN, 4.693%, 09/15/2027	95,941	0.0
80,000	Toronto-Dominion Bank, MTN, 5.523%, 07/17/2028	82,772	0.0
115,000	Toronto-Dominion Bank, MTN, 5.532%, 07/17/2026	116,446	0.0
46,000	Toronto-Dominion Bank, FXD, 1.950%, 01/12/2027	44,489	0.0
21,000	Transatlantic Holdings, Inc., 8.000%, 11/30/2039	26,402	0.0
30,000	Travelers Cos., Inc., 2.550%, 04/27/2050	17,993	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
55,000	Travelers Cos., Inc., 4.000%, 05/30/2047	$44,077	0.0
42,000	Truist Financial Corp., MTN, 1.125%, 08/03/2027	39,488	0.0
56,000 (3)	Truist Financial Corp., MTN, 1.887%, 06/07/2029	52,121	0.0
42,000	Truist Financial Corp., MTN, 1.950%, 06/05/2030	37,187	0.0
36,000	Truist Financial Corp., MTN, 3.875%, 03/19/2029	35,221	0.0
48,000 (3)	Truist Financial Corp., MTN, 4.123%, 06/06/2028	47,841	0.0
84,000 (3)	Truist Financial Corp., MTN, 4.873%, 01/26/2029	84,993	0.0
56,000 (3)	Truist Financial Corp., MTN, 4.916%, 07/28/2033	54,668	0.0
84,000 (3)	Truist Financial Corp., MTN, 5.122%, 01/26/2034	84,085	0.0
56,000 (3)	Truist Financial Corp., MTN, 5.153%, 08/05/2032	57,107	0.0
84,000 (3)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	86,535	0.0
174,000 (1)(3)	Truist Financial Corp., MTN, 5.711%, 01/24/2035	180,432	0.0
98,000 (3)	Truist Financial Corp., MTN, 5.867%, 06/08/2034	102,416	0.0
84,000 (3)	Truist Financial Corp., MTN, 6.047%, 06/08/2027	85,145	0.0
42,000 (3)	Truist Financial Corp., MTN, 6.123%, 10/28/2033	44,657	0.0
98,000 (3)	Truist Financial Corp., MTN, 7.161%, 10/30/2029	106,024	0.0
89,000	UDR, Inc., 3.000%, 08/15/2031	80,888	0.0
108,000	UDR, Inc., MTN, 3.200%, 01/15/2030	102,383	0.0
15,000	UDR, Inc., MTN, 4.400%, 01/26/2029	15,002	0.0
24,000	Unum Group, 4.000%, 06/15/2029	23,571	0.0
36,000	Unum Group, 4.125%, 06/15/2051	26,880	0.0
27,000	Unum Group, 4.500%, 12/15/2049	21,398	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
30,000	Unum Group, 5.750%, 08/15/2042	$28,957	0.0
1,175,000	US Bancorp, MTN, 1.375%, 07/22/2030	1,015,553	0.1
325,000 (3)	US Bancorp MTN, 2.215%, 01/27/2028	314,184	0.0
441,000	US Bancorp X, 3.150%, 04/27/2027	433,450	0.1
29,000	Ventas Realty L.P., 2.500%, 09/01/2031	25,565	0.0
38,000	Ventas Realty L.P., 3.000%, 01/15/2030	35,679	0.0
26,000	Ventas Realty L.P., 3.250%, 10/15/2026	25,602	0.0
23,000	Ventas Realty L.P., 3.850%, 04/01/2027	22,789	0.0
38,000	Ventas Realty L.P., 4.000%, 03/01/2028	37,661	0.0
29,000 (1)	Ventas Realty L.P., 4.125%, 01/15/2026	28,889	0.0
17,000	Ventas Realty L.P., 4.375%, 02/01/2045	13,912	0.0
44,000	Ventas Realty L.P., 4.400%, 01/15/2029	43,871	0.0
29,000	Ventas Realty L.P., 4.750%, 11/15/2030	29,149	0.0
17,000	Ventas Realty L.P., 4.875%, 04/15/2049	14,648	0.0
29,000 (1)	Ventas Realty L.P., 5.625%, 07/01/2034	29,972	0.0
17,000	Ventas Realty L.P., 5.700%, 09/30/2043	16,629	0.0
306,000 (1)	VICI Properties L.P., 5.125%, 05/15/2032	305,064	0.0
133,000	Visa, Inc., 2.050%, 04/15/2030	121,110	0.0
72,000	Visa, Inc., 2.700%, 04/15/2040	54,426	0.0
9,000	Visa, Inc., 2.750%, 09/15/2027	8,787	0.0
350,000	Visa, Inc., 4.300%, 12/14/2045	304,464	0.0
21,000	W R Berkley Corp., 3.150%, 09/30/2061	12,991	0.0
24,000	W R Berkley Corp., 3.550%, 03/30/2052	16,625	0.0
28,000	W R Berkley Corp., 4.000%, 05/12/2050	21,396	0.0
21,000	W R Berkley Corp., 4.750%, 08/01/2044	18,443	0.0
55,000	Wachovia Corp., 5.500%, 08/01/2035	55,914	0.0
20,000 (3)	Wachovia Corp., 7.574%, 08/01/2026	20,647	0.0
238,000	Wells Fargo & Co., 3.000%, 10/23/2026	233,993	0.0
237,000 (3)	Wells Fargo & Co., 3.068%, 04/30/2041	179,232	0.0
135,000	Wells Fargo & Co., 3.900%, 05/01/2045	107,345	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
30,000	Wells Fargo & Co., 5.375%, 02/07/2035	$31,382	0.0
125,000	Wells Fargo & Co., 5.375%, 11/02/2043	118,631	0.0
162,000 (3)	Wells Fargo & Co., 5.389%, 04/24/2034	165,826	0.0
163,000	Wells Fargo & Co., 5.606%, 01/15/2044	158,122	0.0
35,000	Wells Fargo & Co., 5.950%, 12/01/2086	35,928	0.0
140,000	Wells Fargo & Co., GMTN, 4.300%, 07/22/2027	140,056	0.0
138,000	Wells Fargo & Co., GMTN, 4.900%, 11/17/2045	121,494	0.0
182,000 (3)	Wells Fargo & Co., MTN, 2.393%, 06/02/2028	175,418	0.0
168,000 (3)	Wells Fargo & Co., MTN, 2.572%, 02/11/2031	153,947	0.0
88,000 (3)	Wells Fargo & Co., MTN, 2.879%, 10/30/2030	82,241	0.0
170,000 (3)	Wells Fargo & Co., MTN, 3.196%, 06/17/2027	167,998	0.0
224,000 (3)	Wells Fargo & Co., MTN, 3.350%, 03/02/2033	204,630	0.0
224,000 (3)	Wells Fargo & Co., MTN, 3.526%, 03/24/2028	220,921	0.0
168,000 (3)	Wells Fargo & Co., MTN, 3.584%, 05/22/2028	165,479	0.0
170,000	Wells Fargo & Co., MTN, 4.150%, 01/24/2029	169,393	0.0
135,000	Wells Fargo & Co., MTN, 4.400%, 06/14/2046	110,228	0.0
140,000 (3)	Wells Fargo & Co., MTN, 4.478%, 04/04/2031	139,369	0.0
359,000 (3)	Wells Fargo & Co., MTN, 4.611%, 04/25/2053	306,163	0.0
135,000	Wells Fargo & Co., MTN, 4.650%, 11/04/2044	115,655	0.0
135,000 (1)	Wells Fargo & Co., MTN, 4.750%, 12/07/2046	115,804	0.0
168,000 (3)	Wells Fargo & Co., MTN, 4.808%, 07/25/2028	169,446	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
238,000 (3)	Wells Fargo & Co., MTN, 4.897%, 07/25/2033	$238,122	0.0
288,000 (3)	Wells Fargo & Co., MTN, 5.013%, 04/04/2051	262,437	0.0
237,000 (3)	Wells Fargo & Co., MTN, 5.557%, 07/25/2034	244,680	0.0
147,000 (3)	Wells Fargo & Co., MTN, 5.574%, 07/25/2029	151,807	0.0
17,000	Wells Fargo & Co. B, 7.950%, 11/15/2029	19,079	0.0
393,000	Welltower OP LLC, 2.800%, 06/01/2031	357,192	0.1
500,000	Western Union Co., 1.350%, 03/15/2026	488,386	0.1
90,000	Westpac Banking Corp., 1.150%, 06/03/2026	87,504	0.0
80,000	Westpac Banking Corp., 1.953%, 11/20/2028	74,674	0.0
65,000	Westpac Banking Corp., 2.150%, 06/03/2031	57,738	0.0
45,000 (1)	Westpac Banking Corp., 2.650%, 01/16/2030	42,192	0.0
95,000 (1)(3)	Westpac Banking Corp., 2.668%, 11/15/2035	83,834	0.0
65,000	Westpac Banking Corp., 2.700%, 08/19/2026	64,001	0.0
95,000	Westpac Banking Corp., 2.850%, 05/13/2026	93,885	0.0
65,000 (1)	Westpac Banking Corp., 2.963%, 11/16/2040	48,162	0.0
80,000 (3)	Westpac Banking Corp., 3.020%, 11/18/2036	70,275	0.0
65,000	Westpac Banking Corp., 3.133%, 11/18/2041	47,387	0.0
65,000	Westpac Banking Corp., 3.350%, 03/08/2027	64,289	0.0
65,000	Westpac Banking Corp., 3.400%, 01/25/2028	64,055	0.0
45,000	Westpac Banking Corp., 3.735%, 08/26/2025	44,944	0.0
65,000 (1)	Westpac Banking Corp., 4.043%, 08/26/2027	65,068	0.0
80,000 (1)(3)	Westpac Banking Corp., 4.110%, 07/24/2034	77,350	0.0
65,000	Westpac Banking Corp., 4.421%, 07/24/2039	59,059	0.0
65,000 (1)(3)	Westpac Banking Corp., 5.405%, 08/10/2033	65,698	0.0
80,000	Westpac Banking Corp., 5.457%, 11/18/2027	82,558	0.0
96,000 (3)	Westpac Banking Corp., GMTN, 4.322%, 11/23/2031	95,400	0.0
189,000	Weyerhaeuser Co., 7.375%, 03/15/2032	213,511	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
285,000	Willis North America, Inc., 5.350%, 05/15/2033	$292,347	0.0
		125,267,641	9.0

	Industrial: 2.0%
367,000	3M Co., 2.875%, 10/15/2027	356,598	0.1
33,000	3M Co., MTN, 3.000%, 08/07/2025	32,923	0.0
200,000	3M Co., MTN, 3.875%, 06/15/2044	161,423	0.0
68,000	3M Co., MTN, 4.000%, 09/14/2048	53,841	0.0
22,000	ABB Finance USA, Inc., 3.800%, 04/03/2028	22,015	0.0
35,000	ABB Finance USA, Inc., 4.375%, 05/08/2042	30,632	0.0
23,000	AGCO Corp., 5.450%, 03/21/2027	23,293	0.0
41,000	AGCO Corp., 5.800%, 03/21/2034	41,638	0.0
23,000	Allegion PLC, 3.500%, 10/01/2029	22,042	0.0
23,000	Allegion US Holding Co., Inc., 3.550%, 10/01/2027	22,557	0.0
35,000	Allegion US Holding Co., Inc., 5.411%, 07/01/2032	36,089	0.0
23,000	Allegion US Holding Co., Inc., 5.600%, 05/29/2034	23,640	0.0
35,000	Amcor Finance USA, Inc., 3.625%, 04/28/2026	34,718	0.0
29,000	Amcor Finance USA, Inc., 4.500%, 05/15/2028	29,037	0.0
30,000	Amcor Finance USA, Inc., 5.625%, 05/26/2033	31,232	0.0
30,000	Amcor Flexibles North America, Inc., 2.630%, 06/19/2030	27,237	0.0
47,000 (1)	Amcor Flexibles North America, Inc., 2.690%, 05/25/2031	42,106	0.0
44,000	Amphenol Corp., 2.200%, 09/15/2031	38,552	0.0
53,000	Amphenol Corp., 2.800%, 02/15/2030	49,741	0.0
30,000	Amphenol Corp., 4.350%, 06/01/2029	30,138	0.0
21,000	Amphenol Corp., 4.750%, 03/30/2026	21,050	0.0
47,000	Amphenol Corp., 5.000%, 01/15/2035	47,530	0.0
27,000	Amphenol Corp., 5.050%, 04/05/2027	27,429	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
27,000	Amphenol Corp., 5.050%, 04/05/2029	$27,784	0.0
36,000	Amphenol Corp., 5.250%, 04/05/2034	37,068	0.0
23,000 (1)	Amphenol Corp., 5.375%, 11/15/2054	22,525	0.0
101,000 (4)	Amrize Finance US LLC, 5.400%, 04/07/2035	102,526	0.0
29,000	Arrow Electronics, Inc., 2.950%, 02/15/2032	25,489	0.0
29,000	Arrow Electronics, Inc., 3.875%, 01/12/2028	28,452	0.0
29,000 (1)	Arrow Electronics, Inc., 5.875%, 04/10/2034	29,966	0.0
17,000	Avnet, Inc., 3.000%, 05/15/2031	15,225	0.0
32,000	Avnet, Inc., 4.625%, 04/15/2026	31,961	0.0
17,000	Avnet, Inc., 5.500%, 06/01/2032	17,165	0.0
29,000 (1)	Avnet, Inc., 6.250%, 03/15/2028	30,151	0.0
89,000	Berry Global, Inc., 1.570%, 01/15/2026	87,420	0.0
23,000	Berry Global, Inc., 1.650%, 01/15/2027	22,069	0.0
29,000	Berry Global, Inc., 5.500%, 04/15/2028	29,779	0.0
47,000 (1)	Berry Global, Inc., 5.650%, 01/15/2034	48,531	0.0
47,000	Berry Global, Inc., 5.800%, 06/15/2031	49,411	0.0
24,000	Boeing Co., 2.250%, 06/15/2026	23,461	0.0
59,000	Boeing Co., 2.700%, 02/01/2027	57,365	0.0
305,000	Boeing Co., 2.800%, 03/01/2027	296,246	0.0
44,000	Boeing Co., 2.950%, 02/01/2030	40,810	0.0
59,000	Boeing Co., 3.200%, 03/01/2029	56,179	0.0
65,000	Boeing Co., 3.250%, 02/01/2028	63,060	0.0
21,000	Boeing Co., 3.250%, 03/01/2028	20,305	0.0
44,000	Boeing Co., 3.250%, 02/01/2035	37,083	0.0
21,000	Boeing Co., 3.450%, 11/01/2028	20,261	0.0
24,000	Boeing Co., 3.500%, 03/01/2039	18,761	0.0
21,000	Boeing Co., 3.550%, 03/01/2038	16,885	0.0
350,000	Boeing Co., 3.600%, 05/01/2034	308,638	0.0
83,000	Boeing Co., 3.625%, 02/01/2031	78,233	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
300,000	Boeing Co., 3.825%, 03/01/2059	$202,582	0.0
59,000	Boeing Co., 3.950%, 08/01/2059	40,372	0.0
358,000	Boeing Co., 5.040%, 05/01/2027	360,821	0.1
266,000	Boeing Co., 5.150%, 05/01/2030	270,937	0.0
413,000	Boeing Co., 5.705%, 05/01/2040	408,301	0.1
27,000	Boeing Co., 5.875%, 02/15/2040	26,955	0.0
207,000	Boeing Co., 5.930%, 05/01/2060	196,948	0.0
24,000	Boeing Co., 6.125%, 02/15/2033	25,371	0.0
18,000	Boeing Co., 6.625%, 02/15/2038	19,467	0.0
30,000	Boeing Co., 6.875%, 03/15/2039	32,836	0.0
186,000 (1)	Burlington Northern Santa Fe LLC, 2.875%, 06/15/2052	117,666	0.0
40,000	Burlington Northern Santa Fe LLC, 3.300%, 09/15/2051	27,762	0.0
374,000	Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	328,454	0.1
400,000	Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	373,967	0.1
33,000	Burlington Northern Santa Fe LLC, 6.150%, 05/01/2037	36,063	0.0
156,000	Canadian National Railway Co., 3.850%, 08/05/2032	148,448	0.0
153,000	Canadian National Railway Co., 4.450%, 01/20/2049	132,559	0.0
83,000	Canadian National Railway Co., 6.375%, 11/15/2037	92,218	0.0
359,000	Canadian Pacific Railway Co., 4.800%, 09/15/2035	349,836	0.1
216,000	Canadian Pacific Railway Co., 4.800%, 08/01/2045	191,999	0.0
32,000	Carlisle Cos., Inc., 2.200%, 03/01/2032	27,080	0.0
44,000	Carlisle Cos., Inc., 2.750%, 03/01/2030	40,652	0.0
35,000	Carlisle Cos., Inc., 3.750%, 12/01/2027	34,514	0.0
53,000	Carrier Global Corp., 2.493%, 02/15/2027	51,603	0.0
44,000 (1)	Carrier Global Corp., 2.700%, 02/15/2031	40,050	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
118,000	Carrier Global Corp., 2.722%, 02/15/2030	$109,700	0.0
89,000	Carrier Global Corp., 3.377%, 04/05/2040	70,688	0.0
40,000	Carrier Global Corp., 3.577%, 04/05/2050	29,382	0.0
49,000	Carrier Global Corp., 5.900%, 03/15/2034	52,199	0.0
30,000 (1)	Carrier Global Corp., 6.200%, 03/15/2054	32,182	0.0
200,000	Caterpillar Financial Services Corp., 2.400%, 08/09/2026	196,329	0.0
500,000	Caterpillar Financial Services Corp., MTN, 1.700%, 01/08/2027	482,902	0.1
200,000 (1)	Caterpillar, Inc., 1.900%, 03/12/2031	176,320	0.0
58,000	Caterpillar, Inc., 2.600%, 04/09/2030	53,944	0.0
47,000 (1)	Caterpillar, Inc., 3.250%, 04/09/2050	32,811	0.0
250,000	Caterpillar, Inc., 3.803%, 08/15/2042	206,753	0.0
51,000	Caterpillar, Inc., 4.750%, 05/15/2064	44,864	0.0
35,000	CNH Industrial Capital LLC, 1.450%, 07/15/2026	33,904	0.0
29,000	CNH Industrial Capital LLC, 1.875%, 01/15/2026	28,570	0.0
35,000	CNH Industrial Capital LLC, 4.550%, 04/10/2028	35,171	0.0
35,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	35,738	0.0
23,000	CNH Industrial Capital LLC, 5.450%, 10/14/2025	23,076	0.0
29,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	29,936	0.0
29,000	CNH Industrial NV, MTN, 3.850%, 11/15/2027	28,713	0.0
30,000	CSX Corp., 3.800%, 04/15/2050	22,739	0.0
246,000	CSX Corp., 4.100%, 03/15/2044	205,183	0.0
502,000	CSX Corp., 4.400%, 03/01/2043	438,690	0.1
163,000 (1)	Deere & Co., 2.875%, 09/07/2049	107,033	0.0
17,000	Dover Corp., 2.950%, 11/04/2029	16,022	0.0
23,000	Dover Corp., 3.150%, 11/15/2025	22,889	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
17,000	Dover Corp., 5.375%, 10/15/2035	$17,621	0.0
20,000	Dover Corp., 5.375%, 03/01/2041	19,548	0.0
41,000	Eaton Corp., 3.103%, 09/15/2027	40,269	0.0
18,000	Eaton Corp., 3.915%, 09/15/2047	14,373	0.0
41,000	Eaton Corp., 4.000%, 11/02/2032	39,659	0.0
77,000 (1)	Eaton Corp., 4.150%, 03/15/2033	74,709	0.0
59,000	Eaton Corp., 4.150%, 11/02/2042	50,818	0.0
30,000	Eaton Corp., 4.350%, 05/18/2028	30,251	0.0
41,000	Eaton Corp., 4.700%, 08/23/2052	36,605	0.0
403,000	Emerson Electric Co., 1.950%, 10/15/2030	360,138	0.1
42,000 (1)(4)	FedEx Corp., 2.400%, 05/15/2031	37,221	0.0
250,000 (4)	FedEx Corp., 3.250%, 05/15/2041	179,564	0.0
200,000 (4)	FedEx Corp., 3.400%, 02/15/2028	195,414	0.0
33,000 (4)	FedEx Corp., 4.050%, 02/15/2048	24,452	0.0
200,000 (4)	FedEx Corp., 4.750%, 11/15/2045	166,829	0.0
52,000	Fortive Corp., 3.150%, 06/15/2026	51,320	0.0
32,000	Fortive Corp., 4.300%, 06/15/2046	26,294	0.0
41,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	38,902	0.0
27,000	Fortune Brands Innovations, Inc., 4.000%, 03/25/2032	25,414	0.0
27,000	Fortune Brands Innovations, Inc., 4.500%, 03/25/2052	21,532	0.0
36,000 (1)	Fortune Brands Innovations, Inc., 5.875%, 06/01/2033	37,808	0.0
500,000 (1)	GATX Corp., 1.900%, 06/01/2031	424,517	0.1
200,000	GE Capital Funding LLC, 4.550%, 05/15/2032	198,860	0.0
260,000	General Dynamics Corp., 3.600%, 11/15/2042	208,573	0.0
35,000	HEICO Corp., 5.250%, 08/01/2028	35,919	0.0
35,000	HEICO Corp., 5.350%, 08/01/2033	35,842	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
58,000	Honeywell International, Inc., 1.100%, 03/01/2027	$55,267	0.0
87,000	Honeywell International, Inc., 1.750%, 09/01/2031	74,383	0.0
58,000	Honeywell International, Inc., 1.950%, 06/01/2030	51,947	0.0
87,000	Honeywell International, Inc., 2.500%, 11/01/2026	85,095	0.0
44,000	Honeywell International, Inc., 2.700%, 08/15/2029	41,529	0.0
44,000	Honeywell International, Inc., 2.800%, 06/01/2050	27,876	0.0
26,000	Honeywell International, Inc., 3.812%, 11/21/2047	20,149	0.0
44,000	Honeywell International, Inc., 4.250%, 01/15/2029	44,145	0.0
58,000	Honeywell International, Inc., 4.500%, 01/15/2034	56,843	0.0
67,000	Honeywell International, Inc., 4.650%, 07/30/2027	67,723	0.0
58,000	Honeywell International, Inc., 4.700%, 02/01/2030	58,885	0.0
38,000	Honeywell International, Inc., 4.750%, 02/01/2032	38,369	0.0
29,000	Honeywell International, Inc., 4.875%, 09/01/2029	29,713	0.0
29,000	Honeywell International, Inc., 4.950%, 02/15/2028	29,640	0.0
29,000	Honeywell International, Inc., 4.950%, 09/01/2031	29,804	0.0
64,000	Honeywell International, Inc., 5.000%, 02/15/2033	65,064	0.0
84,000	Honeywell International, Inc., 5.000%, 03/01/2035	84,578	0.0
88,000	Honeywell International, Inc., 5.250%, 03/01/2054	83,569	0.0
24,000	Honeywell International, Inc., 5.375%, 03/01/2041	24,157	0.0
26,000	Honeywell International, Inc., 5.700%, 03/15/2036	27,388	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
27,000	Honeywell International, Inc., 5.700%, 03/15/2037	$28,318	0.0
41,000 (1)	Howmet Aerospace, Inc., 3.000%, 01/15/2029	39,228	0.0
36,000	Howmet Aerospace, Inc., 5.900%, 02/01/2027	36,957	0.0
36,000	Howmet Aerospace, Inc., 5.950%, 02/01/2037	38,252	0.0
17,000	Howmet Aerospace, Inc., 6.750%, 01/15/2028	17,918	0.0
124,000	Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	121,321	0.0
119,000	Illinois Tool Works, Inc., 3.900%, 09/01/2042	98,814	0.0
44,000	Ingersoll Rand, Inc., 5.176%, 06/15/2029	45,187	0.0
41,000	Ingersoll Rand, Inc., 5.197%, 06/15/2027	41,693	0.0
29,000	Ingersoll Rand, Inc., 5.314%, 06/15/2031	30,083	0.0
29,000	Ingersoll Rand, Inc., 5.400%, 08/14/2028	29,903	0.0
44,000	Ingersoll Rand, Inc., 5.450%, 06/15/2034	45,277	0.0
58,000	Ingersoll Rand, Inc., 5.700%, 08/14/2033	60,773	0.0
35,000	Ingersoll Rand, Inc., 5.700%, 06/15/2054	34,691	0.0
500,000	Jabil, Inc., 1.700%, 04/15/2026	488,417	0.1
29,000	Jacobs Engineering Group, Inc., 5.900%, 03/01/2033	30,193	0.0
35,000	Jacobs Engineering Group, Inc., 6.350%, 08/18/2028	36,794	0.0
44,000	John Deere Capital Corp., 4.500%, 01/08/2027	44,292	0.0
21,000	John Deere Capital Corp., 5.300%, 09/08/2025	21,032	0.0
53,000	John Deere Capital Corp., MTN, 0.700%, 01/15/2026	51,985	0.0
33,000	John Deere Capital Corp., MTN, 1.050%, 06/17/2026	32,032	0.0
24,000	John Deere Capital Corp., MTN, 1.300%, 10/13/2026	23,172	0.0
500,000	John Deere Capital Corp., MTN, 1.500%, 03/06/2028	468,522	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
30,000	John Deere Capital Corp., MTN, 1.700%, 01/11/2027	$28,968	0.0
30,000	John Deere Capital Corp., MTN, 1.750%, 03/09/2027	28,878	0.0
27,000	John Deere Capital Corp., MTN, 2.250%, 09/14/2026	26,383	0.0
30,000	John Deere Capital Corp., MTN, 2.350%, 03/08/2027	29,194	0.0
30,000	John Deere Capital Corp., MTN, 2.650%, 06/10/2026	29,574	0.0
30,000	John Deere Capital Corp., MTN, 2.800%, 09/08/2027	29,202	0.0
24,000	John Deere Capital Corp., MTN, 3.050%, 01/06/2028	23,451	0.0
19,000	John Deere Capital Corp., MTN, 3.400%, 09/11/2025	18,955	0.0
588,000	John Deere Capital Corp., MTN, 3.450%, 03/07/2029	574,339	0.1
44,000	John Deere Capital Corp., MTN, 4.050%, 09/08/2025	43,962	0.0
53,000	John Deere Capital Corp., MTN, 4.150%, 09/15/2027	53,127	0.0
36,000	John Deere Capital Corp., MTN, 4.750%, 06/08/2026	36,171	0.0
65,000	John Deere Capital Corp., MTN, 4.750%, 01/20/2028	66,052	0.0
71,000	John Deere Capital Corp., MTN, 4.800%, 01/09/2026	71,163	0.0
33,000	John Deere Capital Corp., MTN, 4.850%, 03/05/2027	33,430	0.0
305,000	John Deere Capital Corp., MTN, 4.900%, 03/03/2028	311,663	0.0
206,000	John Deere Capital Corp., MTN, 4.950%, 07/14/2028	211,116	0.0
33,000	John Deere Capital Corp., MTN, 5.150%, 09/08/2026	33,412	0.0
33,000	John Deere Capital Corp. FXD, 5.050%, 03/03/2026	33,154	0.0
27,000	John Deere Capital Corp. MTN, 4.950%, 03/06/2026	27,119	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
152,000	Johnson Controls International PLC, 4.625%, 07/02/2044	$131,784	0.0
38,000	L3Harris Technologies, Inc., 1.800%, 01/15/2031	32,894	0.0
24,000	L3Harris Technologies, Inc., 2.900%, 12/15/2029	22,541	0.0
32,000	L3Harris Technologies, Inc., 3.850%, 12/15/2026	31,822	0.0
54,000	L3Harris Technologies, Inc., 4.400%, 06/15/2028	54,154	0.0
50,000	L3Harris Technologies, Inc., 4.400%, 06/15/2028	50,143	0.0
24,000	L3Harris Technologies, Inc., 4.854%, 04/27/2035	23,498	0.0
44,000 (1)	L3Harris Technologies, Inc., 5.050%, 06/01/2029	45,038	0.0
30,000	L3Harris Technologies, Inc., 5.054%, 04/27/2045	28,021	0.0
44,000	L3Harris Technologies, Inc., 5.250%, 06/01/2031	45,411	0.0
44,000	L3Harris Technologies, Inc., 5.350%, 06/01/2034	45,001	0.0
74,000	L3Harris Technologies, Inc., 5.400%, 01/15/2027	75,256	0.0
75,000	L3Harris Technologies, Inc., 5.400%, 07/31/2033	77,074	0.0
30,000	L3Harris Technologies, Inc., 5.500%, 08/15/2054	29,127	0.0
30,000	L3Harris Technologies, Inc., 5.600%, 07/31/2053	29,390	0.0
18,000	L3Harris Technologies, Inc., 6.150%, 12/15/2040	19,102	0.0
93,000	Lockheed Martin Corp., 2.800%, 06/15/2050	58,324	0.0
500,000	Lockheed Martin Corp., 4.500%, 05/15/2036	481,431	0.1
378,000	Lockheed Martin Corp., 4.700%, 05/15/2046	337,236	0.1
53,000	Martin Marietta Materials, Inc., 2.400%, 07/15/2031	46,762	0.0
53,000 (1)	Martin Marietta Materials, Inc., 3.200%, 07/15/2051	35,192	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
18,000	Martin Marietta Materials, Inc., 3.450%, 06/01/2027	$17,708	0.0
30,000	Martin Marietta Materials, Inc., 3.500%, 12/15/2027	29,433	0.0
36,000	Martin Marietta Materials, Inc., 4.250%, 12/15/2047	29,249	0.0
30,000	Martin Marietta Materials, Inc. CB, 2.500%, 03/15/2030	27,545	0.0
36,000	Masco Corp., 1.500%, 02/15/2028	33,457	0.0
149,000	Masco Corp., 2.000%, 02/15/2031	128,342	0.0
510,000	Norfolk Southern Corp., 3.950%, 10/01/2042	418,245	0.1
250,000	Norfolk Southern Corp., 4.800%, 08/15/2043	220,464	0.0
61,000	Northrop Grumman Corp., 3.850%, 04/15/2045	48,166	0.0
479,000	Northrop Grumman Corp., 4.030%, 10/15/2047	382,315	0.1
17,000	nVent Finance Sarl, 2.750%, 11/15/2031	14,797	0.0
29,000	nVent Finance Sarl, 4.550%, 04/15/2028	28,991	0.0
29,000	nVent Finance Sarl, 5.650%, 05/15/2033	29,556	0.0
119,000	Otis Worldwide Corp., 2.293%, 04/05/2027	115,220	0.0
138,000	Otis Worldwide Corp., 3.112%, 02/15/2040	106,137	0.0
24,000	Owens Corning, 3.400%, 08/15/2026	23,741	0.0
18,000	Owens Corning, 3.875%, 06/01/2030	17,388	0.0
27,000	Owens Corning, 3.950%, 08/15/2029	26,483	0.0
36,000	Owens Corning, 4.300%, 07/15/2047	29,052	0.0
24,000	Owens Corning, 4.400%, 01/30/2048	19,608	0.0
141,000 (1)	Owens Corning, 5.700%, 06/15/2034	146,520	0.0
22,000	Owens Corning, 7.000%, 12/01/2036	24,778	0.0
30,000	Packaging Corp. of America, 3.000%, 12/15/2029	28,334	0.0
41,000	Packaging Corp. of America, 3.050%, 10/01/2051	25,704	0.0
30,000	Packaging Corp. of America, 3.400%, 12/15/2027	29,370	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
24,000	Packaging Corp. of America, 4.050%, 12/15/2049	$18,442	0.0
24,000	Packaging Corp. of America, 5.700%, 12/01/2033	25,081	0.0
41,000	Parker-Hannifin Corp., 3.250%, 03/01/2027	40,429	0.0
58,000	Parker-Hannifin Corp., 3.250%, 06/14/2029	55,687	0.0
47,000 (1)	Parker-Hannifin Corp., 4.000%, 06/14/2049	36,991	0.0
35,000	Parker-Hannifin Corp., 4.100%, 03/01/2047	28,416	0.0
70,000	Parker-Hannifin Corp., 4.250%, 09/15/2027	70,191	0.0
58,000	Parker-Hannifin Corp., 4.500%, 09/15/2029	58,592	0.0
29,000 (1)	Parker-Hannifin Corp., MTN, 4.200%, 11/21/2034	27,681	0.0
29,000	Parker-Hannifin Corp., MTN, 4.450%, 11/21/2044	25,072	0.0
19,000	Parker-Hannifin Corp., MTN, 6.250%, 05/15/2038	20,716	0.0
29,000	Precision Castparts Corp., 3.900%, 01/15/2043	23,510	0.0
19,000	Precision Castparts Corp., 4.375%, 06/15/2045	16,193	0.0
318,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	293,251	0.0
500,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	442,899	0.1
64,000	Regal Rexnord Corp., 6.050%, 02/15/2026	64,379	0.0
69,000	Regal Rexnord Corp., 6.050%, 04/15/2028	71,123	0.0
58,000	Regal Rexnord Corp., 6.300%, 02/15/2030	60,782	0.0
72,000 (1)	Regal Rexnord Corp., 6.400%, 04/15/2033	76,059	0.0
500,000	Republic Services, Inc., 2.300%, 03/01/2030	457,725	0.1
46,000	Republic Services, Inc., 3.050%, 03/01/2050	30,918	0.0
31,000	Republic Services, Inc., 5.700%, 05/15/2041	32,110	0.0
27,000	Rockwell Automation, Inc., 1.750%, 08/15/2031	23,216	0.0
27,000	Rockwell Automation, Inc., 2.800%, 08/15/2061	15,667	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
25,000	Rockwell Automation, Inc., 3.500%, 03/01/2029	$24,400	0.0
34,000	Rockwell Automation, Inc., 4.200%, 03/01/2049	28,062	0.0
65,000	RTX Corp., 3.030%, 03/15/2052	41,737	0.0
357,000	RTX Corp., 4.150%, 05/15/2045	293,201	0.0
104,000	RTX Corp., 4.625%, 11/16/2048	89,473	0.0
250,000	Ryder System, Inc., MTN, 1.750%, 09/01/2026	242,630	0.0
268,000	Ryder System, Inc., MTN, 2.900%, 12/01/2026	262,186	0.0
200,000	Smurfit Kappa Treasury ULC, 5.438%, 04/03/2034	202,816	0.0
29,000	Snap-on, Inc., 3.100%, 05/01/2050	19,541	0.0
17,000	Snap-on, Inc., 3.250%, 03/01/2027	16,758	0.0
23,000	Snap-on, Inc., 4.100%, 03/01/2048	18,413	0.0
17,000	Sonoco Products Co., 2.250%, 02/01/2027	16,404	0.0
29,000 (1)	Sonoco Products Co., 2.850%, 02/01/2032	25,522	0.0
35,000	Sonoco Products Co., 3.125%, 05/01/2030	32,627	0.0
31,000	Sonoco Products Co., 5.750%, 11/01/2040	30,721	0.0
354,000 (1)	Stanley Black & Decker, Inc., 2.300%, 03/15/2030	317,086	0.0
41,000	TD Synnex Corp., 1.750%, 08/09/2026	39,654	0.0
35,000	TD Synnex Corp., 2.375%, 08/09/2028	32,792	0.0
29,000	TD Synnex Corp., 2.650%, 08/09/2031	25,045	0.0
35,000	TD Synnex Corp., 6.100%, 04/12/2034	36,858	0.0
27,000	Teledyne Technologies, Inc., 1.600%, 04/01/2026	26,426	0.0
41,000	Teledyne Technologies, Inc., 2.250%, 04/01/2028	38,955	0.0
61,000	Teledyne Technologies, Inc., 2.750%, 04/01/2031	55,364	0.0
139,000	Textron, Inc., 2.450%, 03/15/2031	123,292	0.0
151,000	Trane Technologies Financing Ltd., 4.500%, 03/21/2049	127,038	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
35,000	Trimble, Inc., 4.900%, 06/15/2028	$35,524	0.0
47,000	Trimble, Inc., 6.100%, 03/15/2033	49,951	0.0
63,000	Tyco Electronics Group SA, 7.125%, 10/01/2037	72,435	0.0
50,000 (1)	Union Pacific Corp., 2.950%, 03/10/2052	31,936	0.0
500,000	Union Pacific Corp., 2.973%, 09/16/2062	291,003	0.0
250,000 (1)	Union Pacific Corp., 3.375%, 02/01/2035	222,919	0.0
114,000	Union Pacific Corp., 3.799%, 10/01/2051	85,994	0.0
68,000	Union Pacific Corp., 3.799%, 04/06/2071	46,645	0.0
588,000	United Parcel Service, Inc., 3.050%, 11/15/2027	575,328	0.1
30,000	United Parcel Service, Inc., 3.400%, 11/15/2046	21,753	0.0
41,000	United Parcel Service, Inc., 3.400%, 09/01/2049	28,685	0.0
22,000	United Parcel Service, Inc., 3.625%, 10/01/2042	17,256	0.0
68,000	United Parcel Service, Inc., 3.750%, 11/15/2047	51,743	0.0
44,000	United Parcel Service, Inc., 4.250%, 03/15/2049	35,954	0.0
30,000	United Parcel Service, Inc., 4.875%, 11/15/2040	28,467	0.0
65,000	United Parcel Service, Inc., 5.050%, 03/03/2053	59,264	0.0
30,000	United Parcel Service, Inc., 5.200%, 04/01/2040	29,436	0.0
74,000 (1)	United Parcel Service, Inc., 5.300%, 04/01/2050	70,228	0.0
218,000	United Parcel Service, Inc., 5.600%, 05/22/2064	210,054	0.0
21,000	United Parcel Service, Inc., 6.200%, 01/15/2038	22,937	0.0
26,000	Valmont Industries, Inc., 5.000%, 10/01/2044	23,207	0.0
18,000	Valmont Industries, Inc., 5.250%, 10/01/2054	16,197	0.0
41,000	Veralto Corp., 5.350%, 09/18/2028	42,279	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
41,000	Veralto Corp., 5.450%, 09/18/2033	$42,310	0.0
41,000	Veralto Corp., 5.500%, 09/18/2026	41,499	0.0
215,000	Vulcan Materials Co., 3.500%, 06/01/2030	205,829	0.0
61,000	Vulcan Materials Co., 5.700%, 12/01/2054	60,600	0.0
38,000	Waste Connections, Inc., 2.200%, 01/15/2032	32,809	0.0
36,000	Waste Connections, Inc., 2.600%, 02/01/2030	33,519	0.0
50,000	Waste Connections, Inc., 2.950%, 01/15/2052	32,007	0.0
30,000	Waste Connections, Inc., 3.050%, 04/01/2050	19,892	0.0
30,000	Waste Connections, Inc., 3.200%, 06/01/2032	27,412	0.0
30,000	Waste Connections, Inc., 3.500%, 05/01/2029	29,364	0.0
44,000	Waste Connections, Inc., 4.200%, 01/15/2033	42,597	0.0
30,000	Waste Connections, Inc., 4.250%, 12/01/2028	30,136	0.0
44,000	Waste Connections, Inc., 5.000%, 03/01/2034	44,488	0.0
28,000	Waste Management, Inc., 0.750%, 11/15/2025	27,633	0.0
28,000	Waste Management, Inc., 1.150%, 03/15/2028	25,958	0.0
56,000	Waste Management, Inc., 1.500%, 03/15/2031	47,906	0.0
27,000	Waste Management, Inc., 2.000%, 06/01/2029	24,912	0.0
28,000	Waste Management, Inc., 2.500%, 11/15/2050	16,749	0.0
27,000	Waste Management, Inc., 2.950%, 06/01/2041	20,014	0.0
42,000	Waste Management, Inc., 3.150%, 11/15/2027	41,166	0.0
23,000	Waste Management, Inc., 4.100%, 03/01/2045	19,210	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
56,000	Waste Management, Inc., 4.150%, 04/15/2032	$54,837	0.0
38,000 (1)	Waste Management, Inc., 4.150%, 07/15/2049	30,934	0.0
56,000	Waste Management, Inc., 4.500%, 03/15/2028	56,604	0.0
42,000	Waste Management, Inc., 4.625%, 02/15/2030	42,594	0.0
28,000	Waste Management, Inc., 4.625%, 02/15/2033	28,060	0.0
39,000	Waste Management, Inc., 4.650%, 03/15/2030	39,558	0.0
42,000	Waste Management, Inc., 4.800%, 03/15/2032	42,662	0.0
42,000	Waste Management, Inc., 4.875%, 02/15/2029	43,040	0.0
70,000 (1)	Waste Management, Inc., 4.875%, 02/15/2034	70,995	0.0
42,000	Waste Management, Inc., 4.950%, 07/03/2027	42,732	0.0
42,000	Waste Management, Inc., 4.950%, 07/03/2031	43,139	0.0
84,000	Waste Management, Inc., 4.950%, 03/15/2035	84,388	0.0
62,000	Waste Management, Inc., 5.350%, 10/15/2054	59,723	0.0
44,000	Westinghouse Air Brake Technologies Corp., 3.450%, 11/15/2026	43,440	0.0
73,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	73,438	0.0
29,000	Westinghouse Air Brake Technologies Corp., 5.611%, 03/11/2034	30,040	0.0
233,000	WRKCo, Inc., 4.900%, 03/15/2029	236,066	0.0
29,000	Xylem, Inc., 1.950%, 01/30/2028	27,441	0.0
29,000 (1)	Xylem, Inc., 2.250%, 01/30/2031	25,719	0.0
29,000	Xylem, Inc., 3.250%, 11/01/2026	28,599	0.0
23,000	Xylem, Inc., 4.375%, 11/01/2046	18,910	0.0
		27,844,271	2.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: 1.8%
62,000	Accenture Capital, Inc., 3.900%, 10/04/2027	$61,828	0.0
67,000	Accenture Capital, Inc., 4.050%, 10/04/2029	66,584	0.0
67,000	Accenture Capital, Inc., 4.250%, 10/04/2031	66,392	0.0
84,000	Accenture Capital, Inc., 4.500%, 10/04/2034	81,781	0.0
500,000	Adobe, Inc., 2.150%, 02/01/2027	486,303	0.1
30,000 (1)	Advanced Micro Devices, Inc., 3.924%, 06/01/2032	28,976	0.0
30,000 (1)	Advanced Micro Devices, Inc., 4.393%, 06/01/2052	25,203	0.0
44,000	Analog Devices, Inc., 1.700%, 10/01/2028	40,806	0.0
59,000	Analog Devices, Inc., 2.100%, 10/01/2031	51,572	0.0
44,000	Analog Devices, Inc., 2.800%, 10/01/2041	32,040	0.0
59,000	Analog Devices, Inc., 2.950%, 10/01/2051	38,330	0.0
25,000	Analog Devices, Inc., 3.450%, 06/15/2027	24,756	0.0
53,000	Analog Devices, Inc., 3.500%, 12/05/2026	52,557	0.0
33,000	Analog Devices, Inc., 5.050%, 04/01/2034	33,846	0.0
20,000	Analog Devices, Inc., 5.300%, 12/15/2045	19,338	0.0
33,000	Analog Devices, Inc., 5.300%, 04/01/2054	31,838	0.0
127,000	Apple, Inc., 1.200%, 02/08/2028	118,463	0.0
89,000	Apple, Inc., 1.650%, 05/11/2030	79,278	0.0
441,000	Apple, Inc., 2.375%, 02/08/2041	308,434	0.1
80,000 (1)	Apple, Inc., 2.550%, 08/20/2060	46,165	0.0
588,000	Apple, Inc., 2.650%, 05/11/2050	369,138	0.1
750,000	Apple, Inc., 2.650%, 02/08/2051	466,052	0.1
114,000	Apple, Inc., 3.350%, 02/09/2027	112,876	0.0
500,000	Apple, Inc., 3.450%, 02/09/2045	388,865	0.1
293,000	Apple, Inc., 4.450%, 05/06/2044	267,358	0.1
44,000	Applied Materials, Inc., 1.750%, 06/01/2030	39,122	0.0
44,000	Applied Materials, Inc., 2.750%, 06/01/2050	27,488	0.0
71,000	Applied Materials, Inc., 3.300%, 04/01/2027	70,105	0.0
41,000	Applied Materials, Inc., 3.900%, 10/01/2025	40,962	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
59,000	Applied Materials, Inc., 4.350%, 04/01/2047	$50,857	0.0
30,000 (1)	Applied Materials, Inc., 5.100%, 10/01/2035	30,920	0.0
36,000	Applied Materials, Inc., 5.850%, 06/15/2041	38,166	0.0
97,000	AppLovin Corp., 5.950%, 12/01/2054	94,816	0.0
29,000	Atlassian Corp., 5.250%, 05/15/2029	29,786	0.0
29,000	Atlassian Corp., 5.500%, 05/15/2034	29,794	0.0
58,000	Autodesk, Inc., 2.400%, 12/15/2031	50,907	0.0
29,000	Autodesk, Inc., 2.850%, 01/15/2030	27,157	0.0
29,000	Autodesk, Inc., 3.500%, 06/15/2027	28,657	0.0
43,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.500%, 01/15/2028	42,198	0.0
588,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/2027	584,168	0.1
42,000 (4)	Broadcom, Inc., 1.950%, 02/15/2028	39,635	0.0
163,000 (4)	Broadcom, Inc., 2.450%, 02/15/2031	145,804	0.0
104,000 (4)	Broadcom, Inc., 2.600%, 02/15/2033	88,991	0.0
192,000 (4)	Broadcom, Inc., 3.137%, 11/15/2035	162,017	0.0
163,000 (4)	Broadcom, Inc., 3.187%, 11/15/2036	135,193	0.0
133,000 (4)	Broadcom, Inc., 3.419%, 04/15/2033	120,663	0.0
178,000 (4)	Broadcom, Inc., 3.500%, 02/15/2041	141,159	0.0
92,000 (4)	Broadcom, Inc., 3.750%, 02/15/2051	68,879	0.0
62,000	Broadcom, Inc., 4.110%, 09/15/2028	61,764	0.0
49,000	Broadcom, Inc., 4.150%, 02/15/2028	48,867	0.0
93,000	Broadcom, Inc., 4.300%, 11/15/2032	90,241	0.0
84,000	Broadcom, Inc., 4.750%, 04/15/2029	85,035	0.0
529,000 (4)	Broadcom, Inc., 4.926%, 05/15/2037	513,682	0.1
58,000	Broadridge Financial Solutions, Inc., 2.600%, 05/01/2031	51,704	0.0
44,000	Broadridge Financial Solutions, Inc., 2.900%, 12/01/2029	41,251	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
29,000	Broadridge Financial Solutions, Inc., 3.400%, 06/27/2026	$28,658	0.0
28,000 (1)	Cadence Design Systems, Inc., 4.200%, 09/10/2027	28,047	0.0
56,000	Cadence Design Systems, Inc., 4.300%, 09/10/2029	56,023	0.0
56,000	Cadence Design Systems, Inc., 4.700%, 09/10/2034	55,345	0.0
368,000	CDW LLC / CDW Finance Corp., 2.670%, 12/01/2026	358,991	0.1
341,000	Concentrix Corp., 6.650%, 08/02/2026	347,303	0.1
57,000	Dell International LLC / EMC Corp., 3.375%, 12/15/2041	42,636	0.0
133,000 (1)	Dell International LLC / EMC Corp., 3.450%, 12/15/2051	91,236	0.0
102,000	Dell International LLC / EMC Corp., 4.900%, 10/01/2026	102,483	0.0
59,000	Dell International LLC / EMC Corp., 5.250%, 02/01/2028	60,422	0.0
103,000	Dell International LLC / EMC Corp., 5.300%, 10/01/2029	106,033	0.0
59,000	Dell International LLC / EMC Corp., 5.400%, 04/15/2034	60,111	0.0
59,000	Dell International LLC / EMC Corp., 5.750%, 02/01/2033	62,015	0.0
147,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	148,414	0.0
30,000 (1)	Dell International LLC / EMC Corp., 6.100%, 07/15/2027	31,020	0.0
44,000	Dell International LLC / EMC Corp., 6.200%, 07/15/2030	47,103	0.0
59,000	Dell International LLC / EMC Corp., 8.100%, 07/15/2036	71,153	0.0
38,000	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	48,509	0.0
23,000	Dell, Inc., 6.500%, 04/15/2038	24,614	0.0
18,000	Dell, Inc., 7.100%, 04/15/2028	19,269	0.0
44,000	Electronic Arts, Inc., 1.850%, 02/15/2031	38,241	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
44,000 (1)	Electronic Arts, Inc., 2.950%, 02/15/2051	$27,501	0.0
23,000	Electronic Arts, Inc., 4.800%, 03/01/2026	23,017	0.0
500,000 (1)	Fidelity National Information Services, Inc., 1.150%, 03/01/2026	489,246	0.1
242,000 (1)	Fidelity National Information Services, Inc., 1.650%, 03/01/2028	225,924	0.0
87,000	Fiserv, Inc., 2.250%, 06/01/2027	83,812	0.0
989,000	Fiserv, Inc., 2.650%, 06/01/2030	906,751	0.1
44,000	Hewlett Packard Enterprise Co., 1.750%, 04/01/2026	43,139	0.0
148,000	Hewlett Packard Enterprise Co., 4.900%, 10/15/2025	148,007	0.0
109,000	Hewlett Packard Enterprise Co., 5.000%, 10/15/2034	105,781	0.0
33,000	Hewlett Packard Enterprise Co., 5.250%, 07/01/2028	33,836	0.0
55,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	50,835	0.0
44,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	46,555	0.0
88,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	90,349	0.0
31,000	HP, Inc., 1.450%, 06/17/2026	30,103	0.0
59,000	HP, Inc., 2.650%, 06/17/2031	52,234	0.0
59,000	HP, Inc., 3.000%, 06/17/2027	57,585	0.0
30,000	HP, Inc., 3.400%, 06/17/2030	28,211	0.0
59,000	HP, Inc., 4.000%, 04/15/2029	57,766	0.0
40,000	HP, Inc., 4.200%, 04/15/2032	38,244	0.0
53,000	HP, Inc., 4.750%, 01/15/2028	53,626	0.0
65,000 (1)	HP, Inc., 5.500%, 01/15/2033	66,377	0.0
71,000 (1)	HP, Inc., 6.000%, 09/15/2041	71,349	0.0
101,000	Intel Corp., 2.450%, 11/15/2029	92,314	0.0
74,000	Intel Corp., 3.050%, 08/12/2051	44,001	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
59,000	Intel Corp., 3.100%, 02/15/2060	$33,020	0.0
588,000	Intel Corp., 3.150%, 05/11/2027	576,366	0.1
44,000	Intel Corp., 3.200%, 08/12/2061	25,096	0.0
398,000	Intel Corp., 3.250%, 11/15/2049	252,300	0.0
272,000	Intel Corp., 3.734%, 12/08/2047	192,068	0.0
74,000	Intel Corp., 4.100%, 05/19/2046	55,609	0.0
59,000	Intel Corp., 4.100%, 05/11/2047	44,232	0.0
133,000	Intel Corp., 4.750%, 03/25/2050	108,605	0.0
104,000	Intel Corp., 4.875%, 02/10/2028	105,347	0.0
59,000 (1)	Intel Corp., 4.950%, 03/25/2060	48,053	0.0
53,000	Intel Corp., 5.050%, 08/05/2062	43,180	0.0
44,000 (1)	Intel Corp., 5.200%, 02/10/2033	44,390	0.0
68,000	Intel Corp., 5.600%, 02/21/2054	62,426	0.0
59,000 (1)	Intel Corp., 5.625%, 02/10/2043	56,167	0.0
118,000	Intel Corp., 5.700%, 02/10/2053	109,897	0.0
159,000	International Business Machines Corp., 1.950%, 05/15/2030	141,878	0.0
588,000	International Business Machines Corp., 2.850%, 05/15/2040	433,250	0.1
186,000	International Business Machines Corp., 3.450%, 02/19/2026	184,793	0.0
140,000	Intuit, Inc., 5.500%, 09/15/2053	139,113	0.0
78,000 (1)	KLA Corp., 4.950%, 07/15/2052	71,151	0.0
39,000	Kyndryl Holdings, Inc., 2.050%, 10/15/2026	37,806	0.0
26,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	24,564	0.0
38,000	Kyndryl Holdings, Inc., 3.150%, 10/15/2031	34,336	0.0
32,000	Kyndryl Holdings, Inc., 4.100%, 10/15/2041	25,523	0.0
29,000 (1)	Kyndryl Holdings, Inc., 6.350%, 02/20/2034	30,996	0.0
441,000	Lam Research Corp., 4.000%, 03/15/2029	437,834	0.1
59,000	Leidos, Inc., 2.300%, 02/15/2031	51,651	0.0
44,000	Leidos, Inc., 4.375%, 05/15/2030	43,374	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
44,000	Leidos, Inc., 5.750%, 03/15/2033	$45,876	0.0
30,000	Marvell Technology, Inc., 1.650%, 04/15/2026	29,325	0.0
44,000	Marvell Technology, Inc., 2.450%, 04/15/2028	41,822	0.0
44,000	Marvell Technology, Inc., 2.950%, 04/15/2031	40,089	0.0
28,000	Marvell Technology, Inc., 4.875%, 06/22/2028	28,329	0.0
30,000	Marvell Technology, Inc., 5.750%, 02/15/2029	31,244	0.0
30,000	Marvell Technology, Inc., 5.950%, 09/15/2033	31,696	0.0
59,000	Micron Technology, Inc., 2.703%, 04/15/2032	51,349	0.0
30,000	Micron Technology, Inc., 3.366%, 11/01/2041	22,035	0.0
30,000 (1)	Micron Technology, Inc., 3.477%, 11/01/2051	20,506	0.0
50,000	Micron Technology, Inc., 4.663%, 02/15/2030	49,907	0.0
59,000	Micron Technology, Inc., 5.300%, 01/15/2031	60,438	0.0
41,000	Micron Technology, Inc., 5.327%, 02/06/2029	41,982	0.0
36,000	Micron Technology, Inc., 5.375%, 04/15/2028	37,023	0.0
44,000	Micron Technology, Inc., 5.875%, 02/09/2033	45,906	0.0
53,000	Micron Technology, Inc., 5.875%, 09/15/2033	55,390	0.0
74,000	Micron Technology, Inc., 6.750%, 11/01/2029	80,005	0.0
500,000	Microsoft Corp., 2.525%, 06/01/2050	309,272	0.1
206,000	Microsoft Corp., 2.675%, 06/01/2060	121,923	0.0
588,000	Microsoft Corp., 2.921%, 03/17/2052	390,289	0.1
248,000	Microsoft Corp., 3.041%, 03/17/2062	159,334	0.0
250,000 (1)	Microsoft Corp., 3.500%, 02/12/2035	233,714	0.0
74,000	NVIDIA Corp., 1.550%, 06/15/2028	69,252	0.0
136,000	NVIDIA Corp., 2.850%, 04/01/2030	129,016	0.0
59,000	NVIDIA Corp., 3.200%, 09/16/2026	58,476	0.0
52,000	NVIDIA Corp., 3.500%, 04/01/2040	43,830	0.0
100,000 (1)	NVIDIA Corp., 3.500%, 04/01/2050	74,760	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
30,000	NVIDIA Corp., 3.700%, 04/01/2060	$22,082	0.0
30,000	NXP BV / NXP Funding LLC, 5.550%, 12/01/2028	30,987	0.0
59,000 (1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.500%, 05/11/2031	51,907	0.0
59,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.650%, 02/15/2032	51,449	0.0
30,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.125%, 02/15/2042	21,386	0.0
28,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	18,143	0.0
59,000 (1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	55,951	0.0
144,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	142,614	0.0
60,000 (1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 5.000%, 01/15/2033	59,835	0.0
154,000	Oracle Corp., 1.650%, 03/25/2026	150,875	0.0
112,000	Oracle Corp., 2.300%, 03/25/2028	106,326	0.0
168,000	Oracle Corp., 2.650%, 07/15/2026	165,012	0.0
126,000	Oracle Corp., 2.800%, 04/01/2027	122,881	0.0
182,000	Oracle Corp., 2.875%, 03/25/2031	166,060	0.0
182,000	Oracle Corp., 2.950%, 04/01/2030	170,014	0.0
154,000	Oracle Corp., 3.250%, 11/15/2027	150,581	0.0
28,000	Oracle Corp., 3.250%, 05/15/2030	26,449	0.0
168,000	Oracle Corp., 3.600%, 04/01/2040	134,559	0.0
226,000	Oracle Corp., 3.600%, 04/01/2050	158,198	0.0
126,000	Oracle Corp., 3.650%, 03/25/2041	99,404	0.0
98,000	Oracle Corp., 3.800%, 11/15/2037	83,947	0.0
70,000	Oracle Corp., 3.850%, 07/15/2036	61,670	0.0
196,000	Oracle Corp., 3.850%, 04/01/2060	135,186	0.0
70,000	Oracle Corp., 3.900%, 05/15/2035	63,185	0.0
182,000	Oracle Corp., 3.950%, 03/25/2051	134,451	0.0
168,000	Oracle Corp., 4.000%, 07/15/2046	129,685	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
126,000	Oracle Corp., 4.000%, 11/15/2047	$96,529	0.0
84,000	Oracle Corp., 4.100%, 03/25/2061	60,784	0.0
112,000	Oracle Corp., 4.125%, 05/15/2045	89,080	0.0
84,000	Oracle Corp., 4.200%, 09/27/2029	83,445	0.0
98,000	Oracle Corp., 4.300%, 07/08/2034	93,122	0.0
70,000	Oracle Corp., 4.375%, 05/15/2055	54,845	0.0
42,000	Oracle Corp., 4.500%, 05/06/2028	42,267	0.0
56,000	Oracle Corp., 4.500%, 07/08/2044	47,375	0.0
42,000	Oracle Corp., 4.650%, 05/06/2030	42,401	0.0
98,000	Oracle Corp., 4.700%, 09/27/2034	95,187	0.0
84,000	Oracle Corp., 4.900%, 02/06/2033	84,254	0.0
125,000	Oracle Corp., 5.375%, 07/15/2040	122,180	0.0
98,000	Oracle Corp., 5.375%, 09/27/2054	89,651	0.0
70,000	Oracle Corp., 5.500%, 09/27/2064	63,807	0.0
126,000	Oracle Corp., 5.550%, 02/06/2053	118,594	0.0
56,000	Oracle Corp., 5.800%, 11/10/2025	56,230	0.0
70,000	Oracle Corp., 6.125%, 07/08/2039	73,570	0.0
70,000	Oracle Corp., 6.150%, 11/09/2029	74,715	0.0
126,000	Oracle Corp., 6.250%, 11/09/2032	136,397	0.0
70,000	Oracle Corp., 6.500%, 04/15/2038	76,208	0.0
140,000	Oracle Corp., 6.900%, 11/09/2052	155,853	0.0
161,000	Paychex, Inc., 5.600%, 04/15/2035	166,496	0.0
318,000 (1)	Qualcomm, Inc., 2.150%, 05/20/2030	289,432	0.1
238,000	Qualcomm, Inc., 4.650%, 05/20/2035	235,679	0.0
182,000	Qualcomm, Inc., 4.800%, 05/20/2045	166,037	0.0
41,000	Roper Technologies, Inc., 1.000%, 09/15/2025	40,681	0.0
41,000	Roper Technologies, Inc., 1.400%, 09/15/2027	38,577	0.0
59,000	Roper Technologies, Inc., 1.750%, 02/15/2031	50,679	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
36,000	Roper Technologies, Inc., 2.000%, 06/30/2030	$32,003	0.0
41,000	Roper Technologies, Inc., 2.950%, 09/15/2029	38,748	0.0
41,000	Roper Technologies, Inc., 3.800%, 12/15/2026	40,672	0.0
18,000	Roper Technologies, Inc., 3.850%, 12/15/2025	17,999	0.0
47,000	Roper Technologies, Inc., 4.200%, 09/15/2028	46,847	0.0
14,000 (1)	Salesforce, Inc., 1.950%, 07/15/2031	12,282	0.0
74,000	Salesforce, Inc., 2.700%, 07/15/2041	53,268	0.0
118,000	Salesforce, Inc., 2.900%, 07/15/2051	75,592	0.0
74,000	Salesforce, Inc., 3.050%, 07/15/2061	45,338	0.0
84,000	Salesforce, Inc., 3.700%, 04/11/2028	83,439	0.0
87,000	ServiceNow, Inc., 1.400%, 09/01/2030	75,429	0.0
262,000	Synopsys, Inc., 5.700%, 04/01/2055	260,681	0.0
219,000	Take-Two Interactive Software, Inc., 4.950%, 03/28/2028	222,423	0.0
29,000	Teledyne FLIR LLC, 2.500%, 08/01/2030	26,284	0.0
30,000	Texas Instruments, Inc., 1.125%, 09/15/2026	28,992	0.0
44,000	Texas Instruments, Inc., 1.750%, 05/04/2030	39,251	0.0
30,000	Texas Instruments, Inc., 1.900%, 09/15/2031	26,178	0.0
44,000	Texas Instruments, Inc., 2.250%, 09/04/2029	40,862	0.0
30,000	Texas Instruments, Inc., 2.700%, 09/15/2051	18,236	0.0
30,000	Texas Instruments, Inc., 2.900%, 11/03/2027	29,283	0.0
24,000 (1)	Texas Instruments, Inc., 3.650%, 08/16/2032	22,772	0.0
44,000	Texas Instruments, Inc., 3.875%, 03/15/2039	38,909	0.0
18,000	Texas Instruments, Inc., 4.100%, 08/16/2052	14,287	0.0
89,000	Texas Instruments, Inc., 4.150%, 05/15/2048	73,396	0.0
38,000	Texas Instruments, Inc., 4.600%, 02/08/2027	38,366	0.0
41,000	Texas Instruments, Inc., 4.600%, 02/15/2028	41,674	0.0
38,000	Texas Instruments, Inc., 4.600%, 02/08/2029	38,661	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
36,000	Texas Instruments, Inc., 4.850%, 02/08/2034	$36,586	0.0
56,000 (1)	Texas Instruments, Inc., 4.900%, 03/14/2033	57,384	0.0
38,000	Texas Instruments, Inc., 5.000%, 03/14/2053	35,085	0.0
78,000	Texas Instruments, Inc., 5.050%, 05/18/2063	71,592	0.0
44,000	Texas Instruments, Inc., 5.150%, 02/08/2054	41,506	0.0
237,000	TSMC Arizona Corp., 3.125%, 10/25/2041	184,052	0.0
242,000	TSMC Arizona Corp., 4.125%, 04/22/2029	241,318	0.0
44,000	VMware LLC, 1.800%, 08/15/2028	40,720	0.0
89,000	VMware LLC, 2.200%, 08/15/2031	77,279	0.0
74,000	VMware LLC, 3.900%, 08/21/2027	73,378	0.0
30,000	VMware LLC, 4.650%, 05/15/2027	30,188	0.0
44,000	VMware LLC, 4.700%, 05/15/2030	44,191	0.0
110,000	VMware, Inc., 1.400%, 08/15/2026	106,419	0.0
59,000	Workday, Inc., 3.500%, 04/01/2027	58,264	0.0
44,000 (1)	Workday, Inc., 3.700%, 04/01/2029	42,989	0.0
74,000	Workday, Inc., 3.800%, 04/01/2032	69,562	0.0
44,000	Xilinx, Inc., 2.375%, 06/01/2030	40,353	0.0
		24,678,419	1.8
	Utilities: 2.4%
47,000	AES Corp., 1.375%, 01/15/2026	46,112	0.0
59,000	AES Corp., 2.450%, 01/15/2031	51,610	0.0
53,000	AES Corp., 5.450%, 06/01/2028	54,174	0.0
27,000	Ameren Corp., 1.750%, 03/15/2028	25,200	0.0
30,000	Ameren Corp., 1.950%, 03/15/2027	28,933	0.0
47,000	Ameren Corp., 3.500%, 01/15/2031	44,463	0.0
21,000	Ameren Corp., 3.650%, 02/15/2026	20,858	0.0
41,000	Ameren Corp., 5.000%, 01/15/2029	41,758	0.0
36,000	Ameren Corp., 5.700%, 12/01/2026	36,588	0.0
22,000	Ameren Illinois Co., 1.550%, 11/15/2030	19,045	0.0
21,000	Ameren Illinois Co., 2.900%, 06/15/2051	13,286	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
18,000	Ameren Illinois Co., 3.250%, 03/15/2050	$12,259	0.0
30,000	Ameren Illinois Co., 3.700%, 12/01/2047	22,631	0.0
25,000	Ameren Illinois Co., 3.800%, 05/15/2028	24,818	0.0
30,000	Ameren Illinois Co., 3.850%, 09/01/2032	28,443	0.0
29,000	Ameren Illinois Co., 4.150%, 03/15/2046	23,823	0.0
30,000	Ameren Illinois Co., 4.500%, 03/15/2049	25,559	0.0
30,000	Ameren Illinois Co., 4.950%, 06/01/2033	30,423	0.0
25,000	Ameren Illinois Co., 5.550%, 07/01/2054	24,689	0.0
21,000	Ameren Illinois Co., 5.900%, 12/01/2052	21,712	0.0
33,000	American Water Capital Corp., 2.300%, 06/01/2031	29,018	0.0
30,000	American Water Capital Corp., 2.800%, 05/01/2030	27,888	0.0
36,000	American Water Capital Corp., 2.950%, 09/01/2027	35,101	0.0
33,000	American Water Capital Corp., 3.250%, 06/01/2051	22,323	0.0
33,000	American Water Capital Corp., 3.450%, 06/01/2029	31,990	0.0
30,000	American Water Capital Corp., 3.450%, 05/01/2050	21,210	0.0
37,000	American Water Capital Corp., 3.750%, 09/01/2028	36,503	0.0
44,000	American Water Capital Corp., 3.750%, 09/01/2047	33,499	0.0
18,000	American Water Capital Corp., 4.000%, 12/01/2046	14,324	0.0
33,000	American Water Capital Corp., 4.150%, 06/01/2049	26,401	0.0
41,000	American Water Capital Corp., 4.200%, 09/01/2048	32,934	0.0
30,000	American Water Capital Corp., 4.300%, 12/01/2042	25,612	0.0
19,000	American Water Capital Corp., 4.300%, 09/01/2045	16,007	0.0
47,000	American Water Capital Corp., 4.450%, 06/01/2032	46,422	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
41,000	American Water Capital Corp., 5.150%, 03/01/2034	$41,625	0.0
35,000	American Water Capital Corp., 5.450%, 03/01/2054	33,905	0.0
44,000	American Water Capital Corp., 6.593%, 10/15/2037	49,478	0.0
347,000	Appalachian Power Co., 4.400%, 05/15/2044	282,749	0.0
441,000	Appalachian Power Co., 4.450%, 06/01/2045	359,983	0.1
24,000	Appalachian Power Co. Y, 4.500%, 03/01/2049	19,408	0.0
171,000	Arizona Public Service Co., 2.950%, 09/15/2027	165,832	0.0
229,000	Arizona Public Service Co., 3.350%, 05/15/2050	155,477	0.0
500,000	Atlantic City Electric Co., 2.300%, 03/15/2031	443,972	0.1
309,000	Atmos Energy Corp., 4.125%, 10/15/2044	256,858	0.0
60,000	Atmos Energy Corp., 4.125%, 03/15/2049	47,917	0.0
23,000	Avista Corp., 4.000%, 04/01/2052	16,971	0.0
22,000	Avista Corp., 4.350%, 06/01/2048	18,057	0.0
61,000	Baltimore Gas and Electric Co., 3.500%, 08/15/2046	44,831	0.0
30,000	Berkshire Hathaway Energy Co., 1.650%, 05/15/2031	25,570	0.0
89,000	Berkshire Hathaway Energy Co., 2.850%, 05/15/2051	54,647	0.0
35,000	Berkshire Hathaway Energy Co., 3.250%, 04/15/2028	34,298	0.0
65,000	Berkshire Hathaway Energy Co., 3.700%, 07/15/2030	63,097	0.0
44,000	Berkshire Hathaway Energy Co., 3.800%, 07/15/2048	33,261	0.0
45,000	Berkshire Hathaway Energy Co., 4.250%, 10/15/2050	35,989	0.0
59,000	Berkshire Hathaway Energy Co., 4.450%, 01/15/2049	48,833	0.0
44,000	Berkshire Hathaway Energy Co., 4.500%, 02/01/2045	37,871	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
58,000	Berkshire Hathaway Energy Co., 4.600%, 05/01/2053	$48,533	0.0
38,000	Berkshire Hathaway Energy Co., 5.150%, 11/15/2043	35,729	0.0
33,000	Berkshire Hathaway Energy Co., 5.950%, 05/15/2037	35,208	0.0
121,000	Berkshire Hathaway Energy Co., 6.125%, 04/01/2036	130,227	0.0
24,000	Black Hills Corp., 2.500%, 06/15/2030	21,608	0.0
24,000	Black Hills Corp., 3.050%, 10/15/2029	22,512	0.0
24,000	Black Hills Corp., 3.150%, 01/15/2027	23,477	0.0
18,000	Black Hills Corp., 3.875%, 10/15/2049	13,086	0.0
18,000	Black Hills Corp., 3.950%, 01/15/2026	17,904	0.0
18,000	Black Hills Corp., 4.200%, 09/15/2046	14,211	0.0
24,000	Black Hills Corp., 4.350%, 05/01/2033	22,607	0.0
21,000	Black Hills Corp., 5.950%, 03/15/2028	21,760	0.0
27,000	Black Hills Corp., 6.150%, 05/15/2034	28,349	0.0
441,000	CenterPoint Energy Houston Electric LLC AA, 3.000%, 02/01/2027	432,475	0.1
22,000	CenterPoint Energy Houston Electric LLC AE, 2.350%, 04/01/2031	19,595	0.0
54,000	CenterPoint Energy Houston Electric LLC AF, 3.350%, 04/01/2051	37,731	0.0
29,000	CenterPoint Energy Houston Electric LLC AG, 3.000%, 03/01/2032	26,283	0.0
28,000	CenterPoint Energy Resources Corp., 4.400%, 07/01/2032	27,220	0.0
28,000	CenterPoint Energy, Inc., 2.650%, 06/01/2031	24,996	0.0
20,000	Cleveland Electric Illuminating Co., 5.950%, 12/15/2036	20,899	0.0
250,000	CMS Energy Corp., 4.875%, 03/01/2044	223,241	0.0
40,000	Connecticut Light and Power Co., 4.000%, 04/01/2048	31,444	0.0
28,000	Connecticut Light and Power Co., 4.300%, 04/15/2044	23,669	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
21,000	Connecticut Light and Power Co., 4.650%, 01/01/2029	$21,268	0.0
18,000	Connecticut Light and Power Co., 4.900%, 07/01/2033	18,019	0.0
30,000	Connecticut Light and Power Co., 5.250%, 01/15/2053	28,086	0.0
24,000 (1)	Connecticut Light and Power Co. A, 0.750%, 12/01/2025	23,634	0.0
25,000	Connecticut Light and Power Co. A, 2.050%, 07/01/2031	21,827	0.0
30,000	Connecticut Light and Power Co. A, 3.200%, 03/15/2027	29,570	0.0
21,000	Connecticut Light and Power Co. A, 4.150%, 06/01/2045	17,145	0.0
146,000 (1)	Consolidated Edison Co. of New York, Inc., 2.400%, 06/15/2031	131,126	0.0
50,000	Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/2044	43,108	0.0
321,000	Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/2045	275,810	0.0
325,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	274,967	0.0
200,000	Consolidated Edison Co. of New York, Inc. C, 4.300%, 12/01/2056	157,794	0.0
44,000 (1)	Constellation Energy Generation LLC, 5.600%, 03/01/2028	45,541	0.0
47,000	Constellation Energy Generation LLC, 5.600%, 06/15/2042	45,779	0.0
21,000	Constellation Energy Generation LLC, 5.750%, 10/01/2041	21,025	0.0
53,000	Constellation Energy Generation LLC, 5.750%, 03/15/2054	51,983	0.0
36,000 (1)	Constellation Energy Generation LLC, 5.800%, 03/01/2033	38,090	0.0
30,000	Constellation Energy Generation LLC, 6.125%, 01/15/2034	32,329	0.0
53,000	Constellation Energy Generation LLC, 6.250%, 10/01/2039	56,637	0.0
45,000	Constellation Energy Generation LLC, 6.500%, 10/01/2053	48,354	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
176,000	Consumers Energy Co., 3.950%, 07/15/2047	$140,538	0.0
25,000	Dayton Power & Light Co., 3.950%, 06/15/2049	18,574	0.0
25,000	Dominion Energy South Carolina, Inc., 4.600%, 06/15/2043	22,258	0.0
30,000	Dominion Energy South Carolina, Inc., 5.100%, 06/01/2065	26,974	0.0
20,000	Dominion Energy South Carolina, Inc., 5.300%, 05/15/2033	20,552	0.0
20,000	Dominion Energy South Carolina, Inc., 5.450%, 02/01/2041	19,730	0.0
35,000	Dominion Energy South Carolina, Inc., 6.050%, 01/15/2038	37,215	0.0
66,000	Dominion Energy South Carolina, Inc., 6.250%, 10/15/2053	71,397	0.0
20,000	Dominion Energy South Carolina, Inc., 6.625%, 02/01/2032	22,100	0.0
25,000	Dominion Energy South Carolina, Inc. A, 2.300%, 12/01/2031	21,925	0.0
30,000	Dominion Energy, Inc., 4.250%, 06/01/2028	29,969	0.0
30,000	Dominion Energy, Inc., 4.700%, 12/01/2044	25,834	0.0
55,000	Dominion Energy, Inc., 5.375%, 11/15/2032	56,401	0.0
25,000	Dominion Energy, Inc., 7.000%, 06/15/2038	28,552	0.0
36,000	Dominion Energy, Inc. A, 1.450%, 04/15/2026	35,144	0.0
25,000	Dominion Energy, Inc. A, 4.350%, 08/15/2032	24,012	0.0
25,000	Dominion Energy, Inc. A, 4.600%, 03/15/2049	20,514	0.0
31,000	Dominion Energy, Inc. B, 3.300%, 04/15/2041	22,907	0.0
20,000	Dominion Energy, Inc. B, 3.600%, 03/15/2027	19,794	0.0
40,000	Dominion Energy, Inc. B, 4.850%, 08/15/2052	33,896	0.0
30,000	Dominion Energy, Inc. B, 5.950%, 06/15/2035	31,559	0.0
55,000	Dominion Energy, Inc. C, 2.250%, 08/15/2031	48,118	0.0
95,000	Dominion Energy, Inc. C, 3.375%, 04/01/2030	90,319	0.0
20,000	Dominion Energy, Inc. C, 4.050%, 09/15/2042	15,868	0.0
30,000	Dominion Energy, Inc. C, 4.900%, 08/01/2041	27,098	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
25,000	Dominion Energy, Inc. D, 2.850%, 08/15/2026	$24,580	0.0
20,000	Dominion Energy, Inc. E, 6.300%, 03/15/2033	21,434	0.0
36,000	DTE Electric Co., 2.250%, 03/01/2030	32,888	0.0
30,000	DTE Electric Co., 2.950%, 03/01/2050	19,531	0.0
30,000	DTE Electric Co., 3.700%, 03/15/2045	23,255	0.0
18,000	DTE Electric Co., 3.700%, 06/01/2046	13,787	0.0
26,000	DTE Electric Co., 3.750%, 08/15/2047	19,814	0.0
38,000	DTE Electric Co., 3.950%, 03/01/2049	29,961	0.0
21,000	DTE Electric Co., 4.300%, 07/01/2044	17,743	0.0
30,000	DTE Electric Co., 4.850%, 12/01/2026	30,353	0.0
36,000	DTE Electric Co., 5.200%, 04/01/2033	37,014	0.0
30,000 (1)	DTE Electric Co., 5.200%, 03/01/2034	30,702	0.0
36,000 (1)	DTE Electric Co., 5.400%, 04/01/2053	35,199	0.0
34,000 (1)	DTE Electric Co. A, 1.900%, 04/01/2028	32,094	0.0
30,000	DTE Electric Co. A, 3.000%, 03/01/2032	27,301	0.0
22,000	DTE Electric Co. A, 4.000%, 04/01/2043	18,085	0.0
31,000	DTE Electric Co. A, 4.050%, 05/15/2048	25,044	0.0
25,000	DTE Electric Co. B, 3.250%, 04/01/2051	17,102	0.0
24,000	DTE Electric Co. B, 3.650%, 03/01/2052	17,695	0.0
36,000	DTE Electric Co. C, 2.625%, 03/01/2031	32,807	0.0
36,000	DTE Energy Co., 2.850%, 10/01/2026	35,380	0.0
18,000	DTE Energy Co., 2.950%, 03/01/2030	16,811	0.0
47,000	DTE Energy Co., 4.875%, 06/01/2028	47,706	0.0
71,000	DTE Energy Co., 5.100%, 03/01/2029	72,425	0.0
50,000	DTE Energy Co., 5.850%, 06/01/2034	52,331	0.0
28,000	DTE Energy Co. C, 3.400%, 06/15/2029	26,880	0.0
441,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	399,868	0.1
441,000	Duke Energy Carolinas LLC, 3.450%, 04/15/2051	312,756	0.0
588,000 (1)	Duke Energy Corp., 2.450%, 06/01/2030	533,785	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
500,000	Duke Energy Corp., 3.750%, 09/01/2046	$371,467	0.1
295,000	Duke Energy Corp., 4.800%, 12/15/2045	256,838	0.0
588,000	Duke Energy Florida LLC, 3.800%, 07/15/2028	583,238	0.1
150,000	Duke Energy Progress LLC, 4.150%, 12/01/2044	122,475	0.0
441,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	363,165	0.1
17,000	El Paso Electric Co., 5.000%, 12/01/2044	14,964	0.0
23,000	El Paso Electric Co., 6.000%, 05/15/2035	23,764	0.0
27,000	Emera US Finance L.P., 2.639%, 06/15/2031	23,724	0.0
44,000	Emera US Finance L.P., 3.550%, 06/15/2026	43,528	0.0
74,000	Emera US Finance L.P., 4.750%, 06/15/2046	61,608	0.0
117,000	Enel Americas SA, 4.000%, 10/25/2026	116,123	0.0
101,000	Enel Chile SA, 4.875%, 06/12/2028	101,376	0.0
277,000	Entergy Arkansas LLC, 3.350%, 06/15/2052	185,474	0.0
500,000	Entergy Corp., 2.400%, 06/15/2031	441,970	0.1
475,000	Entergy Louisiana LLC, 2.350%, 06/15/2032	410,775	0.1
50,000	Entergy Louisiana LLC, 4.200%, 09/01/2048	39,878	0.0
17,000	Entergy Mississippi LLC, 5.850%, 06/01/2054	17,064	0.0
20,000	Entergy Texas, Inc., 5.800%, 09/01/2053	19,749	0.0
314,000	Essential Utilities, Inc., 2.400%, 05/01/2031	277,121	0.0
20,000	Evergy Kansas Central, Inc., 2.550%, 07/01/2026	19,651	0.0
20,000	Evergy Kansas Central, Inc., 3.100%, 04/01/2027	19,666	0.0
20,000	Evergy Kansas Central, Inc., 3.250%, 09/01/2049	13,420	0.0
30,000	Evergy Kansas Central, Inc., 3.450%, 04/15/2050	20,781	0.0
25,000	Evergy Kansas Central, Inc., 4.100%, 04/01/2043	20,557	0.0
33,000	Evergy Kansas Central, Inc., 4.125%, 03/01/2042	27,442	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
20,000	Evergy Kansas Central, Inc., 4.250%, 12/01/2045	$16,471	0.0
25,000	Evergy Kansas Central, Inc., 5.700%, 03/15/2053	24,703	0.0
20,000	Evergy Metro, Inc., 3.650%, 08/15/2025	19,975	0.0
20,000	Evergy Metro, Inc., 4.200%, 06/15/2047	16,102	0.0
20,000	Evergy Metro, Inc., 4.200%, 03/15/2048	16,029	0.0
20,000	Evergy Metro, Inc., 4.950%, 04/15/2033	19,988	0.0
25,000	Evergy Metro, Inc., 5.300%, 10/01/2041	24,107	0.0
25,000	Evergy Metro, Inc. 2019, 4.125%, 04/01/2049	19,509	0.0
25,000	Evergy Metro, Inc. 2020, 2.250%, 06/01/2030	22,584	0.0
50,000	Evergy, Inc., 2.900%, 09/15/2029	46,999	0.0
21,000	Eversource Energy, 2.550%, 03/15/2031	18,681	0.0
38,000	Eversource Energy, 2.900%, 03/01/2027	37,087	0.0
38,000	Eversource Energy, 3.375%, 03/01/2032	34,640	0.0
38,000	Eversource Energy, 3.450%, 01/15/2050	26,681	0.0
36,000	Eversource Energy, 4.600%, 07/01/2027	36,192	0.0
27,000	Eversource Energy, 4.750%, 05/15/2026	27,049	0.0
21,000	Eversource Energy, 5.000%, 01/01/2027	21,197	0.0
47,000	Eversource Energy, 5.125%, 05/15/2033	47,063	0.0
77,000	Eversource Energy, 5.450%, 03/01/2028	79,019	0.0
38,000	Eversource Energy, 5.500%, 01/01/2034	38,719	0.0
41,000	Eversource Energy, 5.850%, 04/15/2031	43,156	0.0
47,000	Eversource Energy, 5.950%, 02/01/2029	49,106	0.0
41,000	Eversource Energy, 5.950%, 07/15/2034	42,955	0.0
27,000	Eversource Energy M, 3.300%, 01/15/2028	26,306	0.0
30,000	Eversource Energy O, 4.250%, 04/01/2029	29,720	0.0
18,000	Eversource Energy Q, 0.800%, 08/15/2025	17,907	0.0
36,000	Eversource Energy R, 1.650%, 08/15/2030	31,295	0.0
18,000	Eversource Energy U, 1.400%, 08/15/2026	17,413	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
588,000	Exelon Corp., 4.950%, 06/15/2035	$571,839	0.1
441,000	Exelon Corp., 5.100%, 06/15/2045	401,517	0.1
36,000 (1)	FirstEnergy Corp., 2.650%, 03/01/2030	33,070	0.0
27,000	FirstEnergy Corp. B, 2.250%, 09/01/2030	23,990	0.0
89,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	88,030	0.0
50,000	FirstEnergy Corp. C, 3.400%, 03/01/2050	33,928	0.0
87,000	Florida Power & Light Co., 2.450%, 02/03/2032	76,763	0.0
207,000	Florida Power & Light Co., 2.875%, 12/04/2051	130,683	0.0
35,000	Florida Power & Light Co., 3.125%, 12/01/2025	34,834	0.0
47,000	Florida Power & Light Co., 3.150%, 10/01/2049	31,795	0.0
41,000	Florida Power & Light Co., 3.700%, 12/01/2047	31,237	0.0
23,000	Florida Power & Light Co., 3.800%, 12/15/2042	18,757	0.0
58,000	Florida Power & Light Co., 3.950%, 03/01/2048	46,377	0.0
35,000	Florida Power & Light Co., 3.990%, 03/01/2049	27,594	0.0
35,000	Florida Power & Light Co., 4.050%, 06/01/2042	29,703	0.0
29,000	Florida Power & Light Co., 4.050%, 10/01/2044	23,993	0.0
35,000	Florida Power & Light Co., 4.125%, 02/01/2042	29,788	0.0
29,000	Florida Power & Light Co., 4.125%, 06/01/2048	23,687	0.0
44,000	Florida Power & Light Co., 4.400%, 05/15/2028	44,344	0.0
29,000	Florida Power & Light Co., 4.450%, 05/15/2026	29,036	0.0
29,000	Florida Power & Light Co., 4.625%, 05/15/2030	29,396	0.0
44,000	Florida Power & Light Co., 4.800%, 05/15/2033	44,142	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
17,000	Florida Power & Light Co., 4.950%, 06/01/2035	$17,050	0.0
20,000	Florida Power & Light Co., 5.000%, 08/01/2034	20,157	0.0
58,000	Florida Power & Light Co., 5.050%, 04/01/2028	59,419	0.0
44,000	Florida Power & Light Co., 5.100%, 04/01/2033	45,000	0.0
44,000	Florida Power & Light Co., 5.150%, 06/15/2029	45,554	0.0
23,000	Florida Power & Light Co., 5.250%, 02/01/2041	22,874	0.0
44,000 (1)	Florida Power & Light Co., 5.300%, 06/15/2034	45,374	0.0
44,000	Florida Power & Light Co., 5.300%, 04/01/2053	42,099	0.0
49,000	Florida Power & Light Co., 5.600%, 06/15/2054	48,839	0.0
24,000	Florida Power & Light Co., 5.625%, 04/01/2034	25,461	0.0
23,000	Florida Power & Light Co., 5.650%, 02/01/2037	24,118	0.0
29,000	Florida Power & Light Co., 5.690%, 03/01/2040	30,314	0.0
35,000	Florida Power & Light Co., 5.950%, 02/01/2038	37,710	0.0
29,000	Florida Power & Light Co., 5.960%, 04/01/2039	31,058	0.0
17,000	Florida Power & Light Co. A, 3.300%, 05/30/2027	16,740	0.0
65,000	Fortis, Inc./Canada, 3.055%, 10/04/2026	63,862	0.0
500,000	Georgia Power Co. A, 3.250%, 03/15/2051	343,359	0.0
24,000	Idaho Power Co., MTN, 5.500%, 03/15/2053	23,048	0.0
21,000	Idaho Power Co., MTN, 5.800%, 04/01/2054	21,235	0.0
27,000	Idaho Power Co. K, 4.200%, 03/01/2048	22,008	0.0
351,000	Indiana Michigan Power Co. K, 4.550%, 03/15/2046	298,000	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
28,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	$26,900	0.0
24,000	IPALCO Enterprises, Inc., 5.750%, 04/01/2034	24,151	0.0
95,000	ITC Holdings Corp., 3.350%, 11/15/2027	93,029	0.0
33,000	Kentucky Utilities Co., 3.300%, 06/01/2050	22,221	0.0
35,000	Kentucky Utilities Co., 4.375%, 10/01/2045	29,513	0.0
38,000	Kentucky Utilities Co., 5.125%, 11/01/2040	36,669	0.0
25,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	25,803	0.0
25,000	Louisville Gas and Electric Co., 4.250%, 04/01/2049	19,931	0.0
20,000	Louisville Gas and Electric Co. 25, 3.300%, 10/01/2025	19,911	0.0
25,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	25,862	0.0
30,000	MidAmerican Energy Co., 2.700%, 08/01/2052	18,599	0.0
22,000	MidAmerican Energy Co., 3.100%, 05/01/2027	21,651	0.0
36,000	MidAmerican Energy Co., 3.150%, 04/15/2050	24,323	0.0
50,000	MidAmerican Energy Co., 3.650%, 04/15/2029	49,071	0.0
41,000	MidAmerican Energy Co., 3.650%, 08/01/2048	30,715	0.0
28,000	MidAmerican Energy Co., 3.950%, 08/01/2047	22,167	0.0
27,000	MidAmerican Energy Co., 4.250%, 05/01/2046	22,413	0.0
53,000	MidAmerican Energy Co., 4.250%, 07/15/2049	43,153	0.0
24,000	MidAmerican Energy Co., 4.400%, 10/15/2044	20,585	0.0
21,000	MidAmerican Energy Co., 4.800%, 09/15/2043	19,201	0.0
36,000	MidAmerican Energy Co., 5.300%, 02/01/2055	34,295	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
21,000	MidAmerican Energy Co., 5.350%, 01/15/2034	$21,775	0.0
24,000	MidAmerican Energy Co., 6.750%, 12/30/2031	27,052	0.0
18,000	MidAmerican Energy Co., MTN, 5.750%, 11/01/2035	19,063	0.0
21,000	MidAmerican Energy Co., MTN, 5.800%, 10/15/2036	22,443	0.0
55,000	Mississippi Power Co. 12-A, 4.250%, 03/15/2042	47,063	0.0
50,000	National Fuel Gas Co., 2.950%, 03/01/2031	44,635	0.0
133,000	National Grid PLC, 5.809%, 06/12/2033	139,858	0.0
33,000	National Rural Utilities Cooperative Finance Corp., 4.300%, 03/15/2049	27,548	0.0
588,000 (3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	584,935	0.1
243,000 (1)	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	258,365	0.0
30,000	Nevada Power Co., 6.000%, 03/15/2054	30,544	0.0
30,000	Nevada Power Co. CC, 3.700%, 05/01/2029	29,396	0.0
25,000	Nevada Power Co. DD, 2.400%, 05/01/2030	22,939	0.0
18,000	Nevada Power Co. EE, 3.125%, 08/01/2050	11,425	0.0
24,000	Nevada Power Co. GG, 5.900%, 05/01/2053	23,903	0.0
21,000	Nevada Power Co. R, 6.750%, 07/01/2037	23,442	0.0
58,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	55,955	0.0
87,000	NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	81,320	0.0
116,000	NextEra Energy Capital Holdings, Inc., 2.250%, 06/01/2030	104,518	0.0
58,000	NextEra Energy Capital Holdings, Inc., 2.440%, 01/15/2032	50,409	0.0
58,000	NextEra Energy Capital Holdings, Inc., 2.750%, 11/01/2029	54,197	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
29,000	NextEra Energy Capital Holdings, Inc., 3.000%, 01/15/2052	$18,266	0.0
29,000	NextEra Energy Capital Holdings, Inc., 3.500%, 04/01/2029	28,097	0.0
86,000	NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/2027	84,844	0.0
35,000 (3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	33,624	0.0
73,000	NextEra Energy Capital Holdings, Inc., 4.625%, 07/15/2027	73,486	0.0
32,000 (3)	NextEra Energy Capital Holdings, Inc., 4.800%, 12/01/2077	30,725	0.0
73,000	NextEra Energy Capital Holdings, Inc., 4.900%, 02/28/2028	74,015	0.0
52,000	NextEra Energy Capital Holdings, Inc., 4.900%, 03/15/2029	52,850	0.0
58,000	NextEra Energy Capital Holdings, Inc., 4.950%, 01/29/2026	58,159	0.0
35,000 (1)	NextEra Energy Capital Holdings, Inc., 5.000%, 02/28/2030	35,886	0.0
58,000	NextEra Energy Capital Holdings, Inc., 5.000%, 07/15/2032	58,720	0.0
58,000	NextEra Energy Capital Holdings, Inc., 5.050%, 02/28/2033	58,500	0.0
64,000 (1)	NextEra Energy Capital Holdings, Inc., 5.250%, 03/15/2034	64,642	0.0
67,000	NextEra Energy Capital Holdings, Inc., 5.250%, 02/28/2053	61,937	0.0
47,000	NextEra Energy Capital Holdings, Inc., 5.550%, 03/15/2054	45,263	0.0
29,000 (1)(3)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	28,961	0.0
116,000	NextEra Energy Capital Holdings, Inc., 5.749%, 09/01/2025	116,175	0.0
58,000 (3)	NextEra Energy Capital Holdings, Inc., 6.700%, 09/01/2054	59,912	0.0
70,000 (3)	NextEra Energy Capital Holdings, Inc., 6.750%, 06/15/2054	72,798	0.0
74,000	NiSource, Inc., 0.950%, 08/15/2025	73,660	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
44,000	NiSource, Inc., 1.700%, 02/15/2031	$37,697	0.0
44,000	NiSource, Inc., 2.950%, 09/01/2029	41,529	0.0
59,000	NiSource, Inc., 3.490%, 05/15/2027	58,121	0.0
59,000	NiSource, Inc., 3.600%, 05/01/2030	56,620	0.0
44,000	NiSource, Inc., 3.950%, 03/30/2048	34,006	0.0
59,000	NiSource, Inc., 4.375%, 05/15/2047	48,566	0.0
44,000	NiSource, Inc., 4.800%, 02/15/2044	38,891	0.0
21,000	NiSource, Inc., 5.000%, 06/15/2052	18,682	0.0
62,000 (1)	NiSource, Inc., 5.250%, 03/30/2028	63,489	0.0
30,000	NiSource, Inc., 5.250%, 02/15/2043	28,020	0.0
38,000	NiSource, Inc., 5.350%, 04/01/2034	38,657	0.0
27,000	NiSource, Inc., 5.400%, 06/30/2033	27,630	0.0
30,000	NiSource, Inc., 5.650%, 02/01/2045	29,336	0.0
21,000	NiSource, Inc., 5.950%, 06/15/2041	21,440	0.0
36,000	Northern States Power Co., 2.600%, 06/01/2051	21,761	0.0
500,000	Northern States Power Co., 4.125%, 05/15/2044	416,633	0.1
18,000	NSTAR Electric Co., 1.950%, 08/15/2031	15,588	0.0
18,000	NSTAR Electric Co., 3.100%, 06/01/2051	11,765	0.0
41,000	NSTAR Electric Co., 3.200%, 05/15/2027	40,351	0.0
24,000	NSTAR Electric Co., 3.250%, 05/15/2029	23,123	0.0
24,000	NSTAR Electric Co., 3.950%, 04/01/2030	23,553	0.0
18,000	NSTAR Electric Co., 4.400%, 03/01/2044	15,310	0.0
27,000	NSTAR Electric Co., 4.550%, 06/01/2052	22,485	0.0
24,000	NSTAR Electric Co., 4.950%, 09/15/2052	21,324	0.0
18,000	NSTAR Electric Co., 5.500%, 03/15/2040	18,306	0.0
26,000	Oglethorpe Power Corp., 3.750%, 08/01/2050	18,173	0.0
30,000	Oglethorpe Power Corp., 4.500%, 04/01/2047	24,569	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
30,000	Oglethorpe Power Corp., 5.050%, 10/01/2048	$26,547	0.0
18,000	Oglethorpe Power Corp., 5.250%, 09/01/2050	16,069	0.0
27,000	Oglethorpe Power Corp., 5.375%, 11/01/2040	26,390	0.0
24,000	Oglethorpe Power Corp., 5.950%, 11/01/2039	24,782	0.0
24,000	Oglethorpe Power Corp., 6.200%, 12/01/2053	24,600	0.0
20,000	Ohio Edison Co., 6.875%, 07/15/2036	22,541	0.0
110,000	Oklahoma Gas and Electric Co., 4.000%, 12/15/2044	87,957	0.0
27,000	Oncor Electric Delivery Co. LLC, 0.550%, 10/01/2025	26,735	0.0
29,000	Oncor Electric Delivery Co. LLC, 2.700%, 11/15/2051	17,076	0.0
41,000	Oncor Electric Delivery Co. LLC, 2.750%, 05/15/2030	38,016	0.0
41,000	Oncor Electric Delivery Co. LLC, 3.100%, 09/15/2049	26,971	0.0
38,000	Oncor Electric Delivery Co. LLC, 3.700%, 11/15/2028	37,438	0.0
24,000	Oncor Electric Delivery Co. LLC, 3.700%, 05/15/2050	17,494	0.0
33,000	Oncor Electric Delivery Co. LLC, 3.750%, 04/01/2045	25,404	0.0
19,000	Oncor Electric Delivery Co. LLC, 3.800%, 09/30/2047	14,283	0.0
30,000	Oncor Electric Delivery Co. LLC, 3.800%, 06/01/2049	22,302	0.0
27,000	Oncor Electric Delivery Co. LLC, 4.100%, 11/15/2048	21,386	0.0
24,000	Oncor Electric Delivery Co. LLC, 4.150%, 06/01/2032	23,208	0.0
36,000	Oncor Electric Delivery Co. LLC, 4.300%, 05/15/2028	36,182	0.0
41,000	Oncor Electric Delivery Co. LLC, 4.550%, 09/15/2032	40,506	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
24,000 (1)	Oncor Electric Delivery Co. LLC, 4.550%, 12/01/2041	$21,121	0.0
23,000	Oncor Electric Delivery Co. LLC, 4.600%, 06/01/2052	19,292	0.0
53,000	Oncor Electric Delivery Co. LLC, 4.950%, 09/15/2052	47,049	0.0
28,000	Oncor Electric Delivery Co. LLC, 5.250%, 09/30/2040	27,594	0.0
21,000	Oncor Electric Delivery Co. LLC, 5.300%, 06/01/2042	20,097	0.0
18,000	Oncor Electric Delivery Co. LLC, 5.350%, 10/01/2052	16,884	0.0
35,000	Oncor Electric Delivery Co. LLC, 5.550%, 06/15/2054	33,919	0.0
47,000	Oncor Electric Delivery Co. LLC, 5.650%, 11/15/2033	49,417	0.0
19,000	Oncor Electric Delivery Co. LLC, 5.750%, 03/15/2029	19,928	0.0
29,000	Oncor Electric Delivery Co. LLC, 7.000%, 05/01/2032	32,632	0.0
19,000	Oncor Electric Delivery Co. LLC, 7.250%, 01/15/2033	21,707	0.0
18,000	Oncor Electric Delivery Co. LLC, 7.500%, 09/01/2038	21,679	0.0
18,000	ONE Gas, Inc., 2.000%, 05/15/2030	16,139	0.0
18,000	ONE Gas, Inc., 4.250%, 09/01/2032	17,391	0.0
24,000	ONE Gas, Inc., 4.500%, 11/01/2048	20,082	0.0
36,000	ONE Gas, Inc., 4.658%, 02/01/2044	31,820	0.0
18,000	ONE Gas, Inc., 5.100%, 04/01/2029	18,444	0.0
500,000	Pacific Gas and Electric Co., 2.100%, 08/01/2027	473,697	0.1
881,000	Pacific Gas and Electric Co., 2.500%, 02/01/2031	765,216	0.1
103,000	Pacific Gas and Electric Co., 3.250%, 06/01/2031	92,494	0.0
703,000	Pacific Gas and Electric Co., 3.300%, 08/01/2040	503,454	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
175,000	Pacific Gas and Electric Co., 4.200%, 06/01/2041	$134,735	0.0
24,000	PacifiCorp, 2.700%, 09/15/2030	21,957	0.0
59,000	PacifiCorp, 2.900%, 06/15/2052	34,978	0.0
36,000	PacifiCorp, 3.300%, 03/15/2051	23,433	0.0
24,000	PacifiCorp, 3.500%, 06/15/2029	23,214	0.0
18,000	PacifiCorp, 4.100%, 02/01/2042	14,505	0.0
36,000	PacifiCorp, 4.125%, 01/15/2049	27,609	0.0
36,000	PacifiCorp, 4.150%, 02/15/2050	27,383	0.0
30,000 (1)	PacifiCorp, 5.100%, 02/15/2029	30,599	0.0
18,000	PacifiCorp, 5.250%, 06/15/2035	17,992	0.0
41,000	PacifiCorp, 5.300%, 02/15/2031	42,251	0.0
56,000	PacifiCorp, 5.350%, 12/01/2053	50,397	0.0
65,000 (1)	PacifiCorp, 5.450%, 02/15/2034	65,956	0.0
61,000	PacifiCorp, 5.500%, 05/15/2054	56,171	0.0
36,000	PacifiCorp, 5.750%, 04/01/2037	36,671	0.0
76,000	PacifiCorp, 5.800%, 01/15/2055	72,812	0.0
38,000	PacifiCorp, 6.000%, 01/15/2039	39,296	0.0
20,000	PacifiCorp, 6.100%, 08/01/2036	20,940	0.0
36,000	PacifiCorp, 6.250%, 10/15/2037	38,070	0.0
18,000	PacifiCorp, 6.350%, 07/15/2038	19,189	0.0
18,000	PacifiCorp, 7.700%, 11/15/2031	20,934	0.0
441,000	PECO Energy Co., 4.150%, 10/01/2044	368,489	0.1
250,000	Piedmont Natural Gas Co., Inc., 4.100%, 09/18/2034	230,333	0.0
40,000	PPL Capital Funding, Inc., 3.100%, 05/15/2026	39,533	0.0
25,000	PPL Capital Funding, Inc., 4.125%, 04/15/2030	24,556	0.0
25,000	PPL Electric Utilities Corp., 3.000%, 10/01/2049	16,504	0.0
30,000	PPL Electric Utilities Corp., 3.950%, 06/01/2047	23,942	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
20,000	PPL Electric Utilities Corp., 4.125%, 06/15/2044	$16,784	0.0
20,000	PPL Electric Utilities Corp., 4.150%, 10/01/2045	16,729	0.0
25,000	PPL Electric Utilities Corp., 4.150%, 06/15/2048	20,294	0.0
20,000	PPL Electric Utilities Corp., 4.750%, 07/15/2043	18,126	0.0
40,000	PPL Electric Utilities Corp., 5.000%, 05/15/2033	40,646	0.0
45,000	PPL Electric Utilities Corp., 5.250%, 05/15/2053	42,976	0.0
20,000	PPL Electric Utilities Corp., 6.250%, 05/15/2039	22,128	0.0
235,000	Public Service Co. of Colorado, 3.700%, 06/15/2028	232,524	0.0
500,000	Public Service Co. of Colorado, 4.100%, 06/15/2048	387,138	0.1
234,000	Public Service Co. of Colorado 35, 1.900%, 01/15/2031	203,227	0.0
18,000	Public Service Co. of New Hampshire, 3.600%, 07/01/2049	13,117	0.0
18,000	Public Service Co. of New Hampshire, 5.150%, 01/15/2053	16,674	0.0
36,000	Public Service Co. of New Hampshire, 5.350%, 10/01/2033	37,316	0.0
21,000	Public Service Co. of New Hampshire V, 2.200%, 06/15/2031	18,491	0.0
441,000	Public Service Electric and Gas Co., MTN, 3.800%, 01/01/2043	351,748	0.1
250,000	Public Service Electric and Gas Co. I, 4.000%, 06/01/2044	200,610	0.0
88,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	91,111	0.0
30,000	Puget Energy, Inc., 2.379%, 06/15/2028	28,328	0.0
33,000	Puget Energy, Inc., 4.100%, 06/15/2030	31,893	0.0
27,000	Puget Energy, Inc., 4.224%, 03/15/2032	25,472	0.0
69,000	Puget Sound Energy, Inc., 2.893%, 09/15/2051	42,933	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
27,000	Puget Sound Energy, Inc., 3.250%, 09/15/2049	$18,100	0.0
36,000	Puget Sound Energy, Inc., 4.223%, 06/15/2048	28,872	0.0
25,000	Puget Sound Energy, Inc., 4.300%, 05/20/2045	20,630	0.0
24,000	Puget Sound Energy, Inc., 5.448%, 06/01/2053	22,907	0.0
18,000	Puget Sound Energy, Inc., 5.638%, 04/15/2041	17,845	0.0
21,000	Puget Sound Energy, Inc., 5.757%, 10/01/2039	21,837	0.0
19,000	Puget Sound Energy, Inc., 5.795%, 03/15/2040	19,523	0.0
18,000	Puget Sound Energy, Inc., 6.274%, 03/15/2037	19,547	0.0
30,000	San Diego Gas & Electric Co., 2.500%, 05/15/2026	29,515	0.0
30,000	San Diego Gas & Electric Co., 3.700%, 03/15/2052	21,513	0.0
24,000	San Diego Gas & Electric Co., 4.150%, 05/15/2048	18,680	0.0
30,000	San Diego Gas & Electric Co., 4.500%, 08/15/2040	26,895	0.0
36,000	San Diego Gas & Electric Co., 4.950%, 08/15/2028	36,773	0.0
47,000	San Diego Gas & Electric Co., 5.350%, 04/01/2053	43,948	0.0
36,000	San Diego Gas & Electric Co., 5.550%, 04/15/2054	34,708	0.0
18,000	San Diego Gas & Electric Co., 6.000%, 06/01/2039	18,972	0.0
24,000	San Diego Gas & Electric Co. RRR, 3.750%, 06/01/2047	17,838	0.0
24,000	San Diego Gas & Electric Co. TTT, 4.100%, 06/15/2049	18,494	0.0
24,000	San Diego Gas & Electric Co. UUU, 3.320%, 04/15/2050	16,165	0.0
47,000	San Diego Gas & Electric Co. VVV, 1.700%, 10/01/2030	40,928	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
137,000	San Diego Gas & Electric Co. WWW, 2.950%, 08/15/2051	$86,330	0.0
30,000	San Diego Gas & Electric Co. XXX, 3.000%, 03/15/2032	27,010	0.0
44,000	Sempra, 3.250%, 06/15/2027	43,102	0.0
59,000	Sempra, 3.400%, 02/01/2028	57,620	0.0
30,000	Sempra, 3.700%, 04/01/2029	29,253	0.0
59,000	Sempra, 3.800%, 02/01/2038	48,872	0.0
47,000	Sempra, 4.000%, 02/01/2048	34,730	0.0
44,000	Sempra, 6.000%, 10/15/2039	44,663	0.0
36,000 (1)(3)	Sempra, 6.875%, 10/01/2054	36,394	0.0
59,000 (3)	Sempra Energy, 4.125%, 04/01/2052	56,879	0.0
33,000	Sempra Energy, 5.400%, 08/01/2026	33,328	0.0
41,000 (1)	Sempra Energy, 5.500%, 08/01/2033	41,874	0.0
24,000	Sierra Pacific Power Co., 5.900%, 03/15/2054	24,091	0.0
220,000	Southern California Edison Co., 4.000%, 04/01/2047	158,213	0.0
500,000	Southern California Edison Co., 4.650%, 10/01/2043	404,658	0.1
500,000	Southern California Edison Co. 13-A, 3.900%, 03/15/2043	369,547	0.1
41,000	Southern California Gas Co., 2.950%, 04/15/2027	40,183	0.0
21,000	Southern California Gas Co., 3.750%, 09/15/2042	16,354	0.0
18,000	Southern California Gas Co., 5.125%, 11/15/2040	17,220	0.0
30,000	Southern California Gas Co., 5.200%, 06/01/2033	30,428	0.0
30,000	Southern California Gas Co., 5.600%, 04/01/2054	29,246	0.0
30,000	Southern California Gas Co., 5.750%, 06/01/2053	29,567	0.0
36,000	Southern California Gas Co., 6.350%, 11/15/2052	38,628	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
30,000	Southern California Gas Co. TT, 2.600%, 06/15/2026	$29,480	0.0
24,000	Southern California Gas Co. UU, 4.125%, 06/01/2048	18,653	0.0
33,000	Southern California Gas Co. VV, 4.300%, 01/15/2049	26,578	0.0
38,000	Southern California Gas Co. XX, 2.550%, 02/01/2030	34,934	0.0
500,000	Southern Co. 21-B, 1.750%, 03/15/2028	469,094	0.1
200,000	Southern Co. Gas Capital Corp. 20-A, 1.750%, 01/15/2031	172,011	0.0
500,000	Southern Power Co., 4.150%, 12/01/2025	499,680	0.1
27,000	Southwest Gas Corp., 2.200%, 06/15/2030	24,268	0.0
18,000	Southwest Gas Corp., 3.180%, 08/15/2051	11,692	0.0
18,000	Southwest Gas Corp., 3.700%, 04/01/2028	17,656	0.0
18,000	Southwest Gas Corp., 3.800%, 09/29/2046	13,277	0.0
36,000	Southwest Gas Corp., 4.050%, 03/15/2032	34,212	0.0
18,000	Southwest Gas Corp., 4.150%, 06/01/2049	13,687	0.0
18,000	Southwest Gas Corp., 5.450%, 03/23/2028	18,423	0.0
18,000	Southwest Gas Corp., 5.800%, 12/01/2027	18,582	0.0
18,000	Spire Missouri, Inc., 3.300%, 06/01/2051	12,114	0.0
23,000	Spire Missouri, Inc., 4.800%, 02/15/2033	22,987	0.0
20,000	Spire, Inc., 5.300%, 03/01/2026	20,072	0.0
89,000 (1)	Tampa Electric Co., 2.400%, 03/15/2031	79,898	0.0
126,000	Tampa Electric Co., 3.450%, 03/15/2051	87,286	0.0
67,000	Toledo Edison Co., 6.150%, 05/15/2037	72,678	0.0
18,000	Tucson Electric Power Co., 1.500%, 08/01/2030	15,528	0.0
19,000	Tucson Electric Power Co., 3.250%, 05/15/2032	17,250	0.0
19,000	Tucson Electric Power Co., 3.250%, 05/01/2051	12,549	0.0
21,000	Tucson Electric Power Co., 4.000%, 06/15/2050	15,878	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
18,000	Tucson Electric Power Co., 4.850%, 12/01/2048	$15,749	0.0
22,000	Tucson Electric Power Co., 5.500%, 04/15/2053	20,922	0.0
31,000	Union Electric Co., 2.150%, 03/15/2032	26,725	0.0
33,000	Union Electric Co., 2.625%, 03/15/2051	19,721	0.0
24,000	Union Electric Co., 2.950%, 06/15/2027	23,563	0.0
28,000	Union Electric Co., 2.950%, 03/15/2030	26,395	0.0
20,000	Union Electric Co., 3.250%, 10/01/2049	13,661	0.0
27,000	Union Electric Co., 3.500%, 03/15/2029	26,363	0.0
24,000	Union Electric Co., 3.650%, 04/15/2045	18,423	0.0
29,000	Union Electric Co., 3.900%, 09/15/2042	23,552	0.0
31,000	Union Electric Co., 3.900%, 04/01/2052	23,692	0.0
25,000	Union Electric Co., 4.000%, 04/01/2048	19,653	0.0
30,000	Union Electric Co., 5.200%, 04/01/2034	30,518	0.0
21,000	Union Electric Co., 5.250%, 01/15/2054	19,414	0.0
18,000	Union Electric Co., 5.300%, 08/01/2037	18,267	0.0
30,000	Union Electric Co., 5.450%, 03/15/2053	29,034	0.0
21,000	Union Electric Co., 8.450%, 03/15/2039	26,845	0.0
30,000	Virginia Electric and Power Co., 2.300%, 11/15/2031	26,235	0.0
40,000	Virginia Electric and Power Co., 2.400%, 03/30/2032	34,704	0.0
55,000	Virginia Electric and Power Co., 2.450%, 12/15/2050	30,897	0.0
55,000	Virginia Electric and Power Co., 2.950%, 11/15/2051	34,398	0.0
35,000	Virginia Electric and Power Co., 3.300%, 12/01/2049	23,691	0.0
30,000	Virginia Electric and Power Co., 4.000%, 01/15/2043	24,200	0.0
40,000	Virginia Electric and Power Co., 4.450%, 02/15/2044	34,108	0.0
40,000	Virginia Electric and Power Co., 4.600%, 12/01/2048	33,953	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
45,000	Virginia Electric and Power Co., 5.000%, 04/01/2033	$45,502	0.0
25,000	Virginia Electric and Power Co., 5.300%, 08/15/2033	25,510	0.0
45,000	Virginia Electric and Power Co., 5.450%, 04/01/2053	42,797	0.0
40,000 (1)	Virginia Electric and Power Co., 5.700%, 08/15/2053	39,446	0.0
30,000	Virginia Electric and Power Co., 6.350%, 11/30/2037	32,315	0.0
45,000	Virginia Electric and Power Co., 8.875%, 11/15/2038	59,516	0.0
30,000	Virginia Electric and Power Co. A, 2.875%, 07/15/2029	28,496	0.0
45,000	Virginia Electric and Power Co. A, 3.150%, 01/15/2026	44,698	0.0
45,000	Virginia Electric and Power Co. A, 3.500%, 03/15/2027	44,534	0.0
45,000	Virginia Electric and Power Co. A, 3.800%, 04/01/2028	44,741	0.0
36,000	Virginia Electric and Power Co. A, 6.000%, 05/15/2037	37,894	0.0
25,000	Virginia Electric and Power Co. B, 2.950%, 11/15/2026	24,554	0.0
40,000	Virginia Electric and Power Co. B, 3.750%, 05/15/2027	39,726	0.0
35,000	Virginia Electric and Power Co. B, 3.800%, 09/15/2047	26,310	0.0
20,000	Virginia Electric and Power Co. B, 4.200%, 05/15/2045	16,397	0.0
35,000	Virginia Electric and Power Co. B, 6.000%, 01/15/2036	36,941	0.0
30,000	Virginia Electric and Power Co. C, 4.000%, 11/15/2046	23,381	0.0
40,000	Virginia Electric and Power Co. C, 4.625%, 05/15/2052	33,669	0.0
35,000	Virginia Electric and Power Co. D, 4.650%, 08/15/2043	30,821	0.0
23,000	Washington Gas Light Co., MTN, 3.650%, 09/15/2049	16,557	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
26,000	Washington Gas Light Co. K, 3.796%, 09/15/2046	$19,651	0.0
136,000	WEC Energy Group, Inc., 4.750%, 01/09/2026	136,049	0.0
250,000	Wisconsin Electric Power Co., 4.250%, 06/01/2044	204,548	0.0
229,000	Wisconsin Power and Light Co., 4.100%, 10/15/2044	182,957	0.0
		33,096,723	2.4
	Total Corporate Bonds/ Notes
	(Cost $371,336,857)	357,655,443	25.7

SOVEREIGN BONDS: 2.8%
59,000	Asian Development Bank, 3.125%, 04/27/2032	55,800	0.0
44,000	Asian Development Bank, 5.820%, 06/16/2028	46,378	0.0
18,000	Asian Development Bank, 6.220%, 08/15/2027	18,759	0.0
24,000	Asian Development Bank, 6.375%, 10/01/2028	25,632	0.0
266,000	Asian Development Bank, GMTN, 0.500%, 02/04/2026	260,253	0.0
59,000	Asian Development Bank, GMTN, 0.750%, 10/08/2030	50,308	0.0
296,000	Asian Development Bank, GMTN, 1.000%, 04/14/2026	288,913	0.0
89,000	Asian Development Bank, GMTN, 1.250%, 06/09/2028	82,894	0.0
207,000	Asian Development Bank, GMTN, 1.500%, 01/20/2027	199,705	0.0
118,000	Asian Development Bank, GMTN, 1.500%, 03/04/2031	103,654	0.0
36,000	Asian Development Bank, GMTN, 1.750%, 08/14/2026	35,151	0.0
118,000	Asian Development Bank, GMTN, 1.750%, 09/19/2029	108,702	0.0
89,000	Asian Development Bank, GMTN, 1.875%, 03/15/2029	83,192	0.0
118,000	Asian Development Bank, GMTN, 1.875%, 01/24/2030	108,486	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
59,000	Asian Development Bank, GMTN, 2.000%, 04/24/2026	$58,020	0.0
30,000	Asian Development Bank, GMTN, 2.375%, 08/10/2027	29,185	0.0
95,000	Asian Development Bank, GMTN, 2.500%, 11/02/2027	92,407	0.0
77,000	Asian Development Bank, GMTN, 2.625%, 01/12/2027	75,617	0.0
104,000	Asian Development Bank, GMTN, 2.750%, 01/19/2028	101,552	0.0
266,000	Asian Development Bank, GMTN, 3.125%, 08/20/2027	262,634	0.0
207,000	Asian Development Bank, GMTN, 3.750%, 04/25/2028	207,100	0.0
74,000	Asian Development Bank, GMTN, 3.875%, 09/28/2032	73,147	0.0
118,000	Asian Development Bank, GMTN, 3.875%, 06/14/2033	116,098	0.0
118,000	Asian Development Bank, GMTN, 4.000%, 01/12/2033	117,435	0.0
178,000	Asian Development Bank, GMTN, 4.125%, 01/12/2027	178,713	0.0
118,000	Asian Development Bank, GMTN, 4.125%, 01/12/2034	117,277	0.0
207,000	Asian Development Bank, GMTN, 4.375%, 03/06/2029	211,253	0.0
237,000 (1)	Asian Development Bank, GMTN, 4.500%, 08/25/2028	242,256	0.0
30,000	Asian Development Bank, GMTN, 4.875%, 09/26/2028	30,292	0.0
20,000	Asian Development Bank, GMTN, 4.950%, 04/12/2029	20,087	0.0
44,000	Asian Development Bank GMTN, 3.125%, 09/26/2028	43,183	0.0
180,000	Canada Government International Bond, 4.000%, 03/18/2030	181,543	0.0
842,000	Chile Government International Bond, 3.100%, 05/07/2041	628,553	0.1
656,932	Chile Government International Bond, 4.950%, 01/05/2036	646,027	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
237,000	European Investment Bank, 0.375%, 12/15/2025	$232,816	0.0
296,000	European Investment Bank, 0.375%, 03/26/2026	288,037	0.0
441,000 (1)	European Investment Bank, 0.625%, 07/25/2025	439,893	0.1
59,000	European Investment Bank, 0.625%, 10/21/2027	55,018	0.0
178,000	European Investment Bank, 0.750%, 10/26/2026	170,892	0.0
89,000	European Investment Bank, 0.750%, 09/23/2030	76,101	0.0
59,000	European Investment Bank, 0.875%, 05/17/2030	51,343	0.0
237,000	European Investment Bank, 1.250%, 02/14/2031	205,800	0.0
59,000	European Investment Bank, 1.625%, 10/09/2029	54,066	0.0
89,000	European Investment Bank, 1.625%, 05/13/2031	78,496	0.0
178,000 (1)	European Investment Bank, 1.750%, 03/15/2029	165,775	0.0
89,000	European Investment Bank, 2.125%, 04/13/2026	87,677	0.0
89,000	European Investment Bank, 2.375%, 05/24/2027	86,738	0.0
178,000	European Investment Bank, 2.750%, 08/15/2025	177,612	0.0
237,000	European Investment Bank, 3.250%, 11/15/2027	234,506	0.0
237,000	European Investment Bank, 3.625%, 07/15/2030	234,683	0.0
296,000	European Investment Bank, 3.750%, 02/14/2033	290,286	0.0
296,000	European Investment Bank, 3.875%, 03/15/2028	297,228	0.0
296,000	European Investment Bank, 4.000%, 02/15/2029	298,452	0.0
237,000 (1)	European Investment Bank, 4.125%, 02/13/2034	235,765	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
237,000	European Investment Bank, 4.375%, 03/19/2027	$239,224	0.0
237,000 (1)	European Investment Bank, 4.500%, 10/16/2028	242,624	0.0
296,000	European Investment Bank, 4.750%, 06/15/2029	306,627	0.0
59,000	European Investment Bank, 4.875%, 02/15/2036	61,836	0.0
296,000	European Investment Bank, GMTN, 1.375%, 03/15/2027	284,240	0.0
500,000	Export-Import Bank of Korea, 3.250%, 08/12/2026	494,615	0.1
315,000	Export-Import Bank of Korea, 4.500%, 01/11/2029	318,747	0.0
201,000 (1)	Export-Import Bank of Korea, 5.125%, 01/11/2033	207,491	0.0
98,000	Hungary Government International Bond 30Y, 7.625%, 03/29/2041	110,481	0.0
588,000	Indonesia Government International Bond, 1.850%, 03/12/2031	510,090	0.1
588,000	Indonesia Government International Bond, 4.350%, 01/11/2048	494,508	0.1
588,000 (1)	Indonesia Government International Bond, 4.850%, 01/11/2033	591,704	0.1
1,410,000	Inter-American Development Bank, 0.625%, 07/15/2025	1,407,918	0.1
588,000 (1)	Inter-American Development Bank, 3.200%, 08/07/2042	470,938	0.1
325,000	International Bank for Reconstruction & Development, 0.875%, 07/15/2026	314,880	0.0
223,000	International Bank for Reconstruction & Development, 1.125%, 09/13/2028	205,415	0.0
377,000	International Bank for Reconstruction & Development, 3.625%, 09/21/2029	374,503	0.1
500,000	International Bank for Reconstruction & Development, 3.875%, 02/14/2030	501,103	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
573,000	International Bank for Reconstruction & Development, 4.000%, 01/10/2031	$575,670	0.1
142,000	International Bank for Reconstruction & Development GDIF, GDIF, 1.375%, 04/20/2028	133,149	0.0
520,000	Israel Government International Bond 10Y, 4.500%, 01/17/2033	495,638	0.1
564,000	Israel Government International Bond 30Y, 3.875%, 07/03/2050	398,325	0.1
200,000	Japan Bank for International Cooperation, 1.250%, 01/21/2031	172,267	0.0
236,000	Japan Bank for International Cooperation, 1.875%, 04/15/2031	209,334	0.0
200,000	Japan Bank for International Cooperation, 2.125%, 02/16/2029	187,868	0.0
200,000	Japan Bank for International Cooperation, 2.875%, 06/01/2027	196,163	0.0
200,000 (1)	Japan Bank for International Cooperation, 3.250%, 07/20/2028	196,484	0.0
200,000	Japan Bank for International Cooperation, 4.250%, 01/26/2026	199,855	0.0
200,000	Japan Bank for International Cooperation, 4.250%, 04/27/2026	200,043	0.0
200,000	Japan Bank for International Cooperation, 4.375%, 10/05/2027	202,217	0.0
200,000	Japan Bank for International Cooperation DTC, 2.250%, 11/04/2026	195,391	0.0
588,000	Korea Development Bank, 1.000%, 09/09/2026	566,988	0.1
274,000	Korea Development Bank, 1.625%, 01/19/2031	239,956	0.0
200,000	Korea International Bond, 4.125%, 06/10/2044	173,497	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
881,000	Mexico Government International Bond, 2.659%, 05/24/2031	$763,827	0.1
1,521,000	Mexico Government International Bond, 6.000%, 05/07/2036	1,504,269	0.1
1,466,000	Mexico Government International Bond, MTN, 4.750%, 03/08/2044	1,159,606	0.1
588,000	Panama Government International Bond, 3.870%, 07/23/2060	336,998	0.0
1,183,000	Panama Government International Bond, 6.400%, 02/14/2035	1,153,129	0.1
1,161,000	Peruvian Government International Bond, 6.550%, 03/14/2037	1,261,403	0.1
2,350,000	Philippine Government International Bond, 6.375%, 01/15/2032	2,576,188	0.2
1,763,000	Province of British Columbia Canada, 2.250%, 06/02/2026	1,733,678	0.2
1,763,000	Province of Ontario Canada, 1.050%, 04/14/2026	1,721,225	0.1
1,763,000	Province of Ontario Canada, 1.125%, 10/07/2030	1,523,156	0.1
192,000	Province of Quebec Canada, 0.600%, 07/23/2025	191,550	0.0
89,000 (1)	Province of Quebec Canada, 1.350%, 05/28/2030	78,643	0.0
59,000	Province of Quebec Canada, 1.900%, 04/21/2031	52,328	0.0
118,000	Province of Quebec Canada, 2.500%, 04/20/2026	116,489	0.0
74,000	Province of Quebec Canada, 2.750%, 04/12/2027	72,578	0.0
207,000	Province of Quebec Canada, 3.625%, 04/13/2028	205,950	0.0
222,000	Province of Quebec Canada, 4.500%, 04/03/2029	226,801	0.0
89,000	Province of Quebec Canada, 4.500%, 09/08/2033	89,296	0.0
89,000	Province of Quebec Canada PD, 7.500%, 09/15/2029	101,156	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
103,000	Republic of Italy Government International Bond 30Y, 5.375%, 06/15/2033	$107,870	0.0
1,410,000	Republic of Italy Government International Bond 5Y, 1.250%, 02/17/2026	1,384,001	0.1
104,000	Republic of Poland Government International Bond 10Y, 3.250%, 04/06/2026	103,327	0.0
148,000	Republic of Poland Government International Bond 10Y, 4.875%, 10/04/2033	147,091	0.0
178,000	Republic of Poland Government International Bond 10Y, 5.125%, 09/18/2034	178,668	0.0
89,000	Republic of Poland Government International Bond 10Y, 5.750%, 11/16/2032	93,856	0.0
148,000	Republic of Poland Government International Bond 30Y, 5.500%, 04/04/2053	138,084	0.0
207,000	Republic of Poland Government International Bond 30Y, 5.500%, 03/18/2054	192,044	0.0
89,000	Republic of Poland Government International Bond 5Y, 4.625%, 03/18/2029	90,335	0.0
89,000	Republic of Poland Government International Bond 5y, 5.500%, 11/16/2027	91,861	0.0
325,000	State of Israel 10Y, 2.500%, 01/15/2030	294,328	0.0
622,000	Uruguay Government International Bond, 5.100%, 06/18/2050	575,039	0.1

	Total Sovereign Bonds
	(Cost $39,524,831)	38,405,953	2.8

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.5%
1,468,871	Bank of America Merrill Lynch Commercial Mortgage Trust 2017-BNK3 AS, 3.748%, 02/15/2050	1,437,082	0.1
2,350,194	Benchmark Mortgage Trust 2018-B3 A5, 4.025%, 04/10/2051	2,314,095	0.2
501,000	COMM Mortgage Trust 2016-COR1 AM, 3.494%, 10/10/2049	482,691	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
252,221	Freddie Mac Multifamily Structured Pass Through Certificates K053 A2, 2.995%, 12/25/2025	$250,281	0.0
750,000	Freddie Mac Multifamily Structured Pass Through Certificates K060 A2, 3.300%, 10/25/2026	740,463	0.1
500,000	Freddie Mac Multifamily Structured Pass Through Certificates K062 A2, 3.413%, 12/25/2026	494,044	0.0
750,000 (3)	Freddie Mac Multifamily Structured Pass Through Certificates K063 A2, 3.430%, 01/25/2027	741,239	0.1
757,000	Freddie Mac Multifamily Structured Pass Through Certificates K071 A2, 3.286%, 11/25/2027	743,924	0.1
315,000	Freddie Mac Multifamily Structured Pass Through Certificates K100 A2, 2.673%, 09/25/2029	297,888	0.0
750,000	Freddie Mac Multifamily Structured Pass Through Certificates K102 A2, 2.537%, 10/25/2029	705,118	0.0
225,000	Freddie Mac Multifamily Structured Pass Through Certificates K133 A2, 2.096%, 09/25/2031	198,324	0.0
250,000	Freddie Mac Multifamily Structured Pass Through Certificates K146 A2, 2.920%, 06/25/2032	228,683	0.0
120,000 (3)	Freddie Mac Multifamily Structured Pass Through Certificates K148 A2, 3.500%, 07/25/2032	113,687	0.0
200,000 (3)	Freddie Mac Multifamily Structured Pass Through Certificates K-150 A2, 3.710%, 09/25/2032	191,630	0.0
750,000 (3)	Freddie Mac Multifamily Structured Pass Through Certificates K-151 A2, 3.800%, 10/25/2032	722,039	0.0

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
225,000	Freddie Mac Multifamily Structured Pass Through Certificates K-155 A2, 4.250%, 04/25/2033	$222,214	0.0
750,000 (3)	Freddie Mac Multifamily Structured Pass Through Certificates K-161 A2, 4.900%, 10/25/2033	770,817	0.1
750,000 (3)	Freddie Mac Multifamily Structured Pass Through Certificates K-162 A2, 5.150%, 12/25/2033	783,434	0.1
750,000 (3)	Freddie Mac Multifamily Structured Pass Through Certificates K507 A2, 4.800%, 09/25/2028	764,659	0.1
750,000 (3)	Freddie Mac Multifamily Structured Pass Through Certificates K508 A2, 4.740%, 08/25/2028	763,229	0.1
750,000	Freddie Mac Multifamily Structured Pass Through Certificates K509 A2, 4.850%, 09/25/2028	765,739	0.1
300,000	Freddie Mac Multifamily Structured Pass Through Certificates K511 A2, 4.860%, 10/25/2028	306,694	0.0
750,000	Freddie Mac Multifamily Structured Pass Through Certificates K740 A2, 1.470%, 09/25/2027	709,686	0.0
1,705,440	JPMDB Commercial Mortgage Securities Trust 2016-C2 A3A, 2.881%, 06/15/2049	1,681,951	0.1
1,028,210	JPMDB Commercial Mortgage Securities Trust 2019-COR6 A4, 3.057%, 11/13/2052	921,559	0.1
806,082	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 A5, 3.635%, 10/15/2048	803,988	0.1
625,000	Morgan Stanley Capital I Trust 2016-BNK2 AS, 3.282%, 11/15/2049	577,399	0.0
587,549 (3)	UBS Commercial Mortgage Trust 2018- C9 A4, 4.117%, 03/15/2051	577,657	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
321,437	Wells Fargo Commercial Mortgage Trust 2015-P2 A3, 3.541%, 12/15/2048	$320,008	0.0
529,000	Wells Fargo Commercial Mortgage Trust 2021-C59 A5, 2.626%, 04/15/2054	469,931	0.0
804,916 (3)	WFRBS Commercial Mortgage Trust 2014- C21 B, 4.213%, 08/15/2047	782,215	0.1
	Total Commercial Mortgage-Backed Securities (Cost $21,245,305)	20,882,368	1.5

ASSET-BACKED SECURITIES: 0.8%
	Automobile Asset-Backed Securities: 0.5%
1,000,000	Ally Auto Receivables Trust 2024-1 A4, 4.940%, 10/15/2029	1,015,483	0.1
450,000	AmeriCredit Automobile Receivables Trust 2022-2 C, 5.320%, 04/18/2028	453,323	0.0
750,000	GM Financial Consumer Automobile Receivables Trust 2024-2 A3, 5.100%, 03/16/2029	756,924	0.1
1,110,000	Nissan Auto Receivables Owner Trust 2022-A A4, 2.070%, 12/17/2029	1,094,961	0.1
441,000	Nissan Auto Receivables Owner Trust 2022-B A4, 4.450%, 11/15/2029	441,871	0.0
600,000	Santander Drive Auto Receivables Trust 2024-2 A3, 5.630%, 11/15/2028	603,261	0.0
630,000	Toyota Auto Receivables Owner Trust 2022-C A4, 3.770%, 02/15/2028	625,805	0.0
500,000	Toyota Auto Receivables Owner Trust 2022-D A4, 5.430%, 04/17/2028	508,767	0.0
1,000,000	Volkswagen Auto Lease Trust 2024-A A4, 5.200%, 12/20/2028	1,011,783	0.1
650,000	World Omni Automobile Lease Securitization Trust 2024-A A4, 5.250%, 09/17/2029	659,270	0.1
		7,171,448	0.5

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Credit Card Asset-Backed Securities: 0.1%
650,000	American Express Credit Account Master Trust 2022-4 A, 4.950%, 10/15/2027	$650,909	0.0
1,000,000	American Express Credit Account Master Trust 2024-1 A, 5.230%, 04/15/2029	1,020,525	0.1
		1,671,434	0.1

	Other Asset-Backed Securities: 0.2%
154,000	CNH Equipment Trust 2023-B A4, 5.460%, 03/17/2031	158,398	0.1
1,500,000	John Deere Owner Trust 2024 2024-A A4, 4.910%, 02/18/2031	1,527,114	0.1
		1,685,512	0.2
	Total Asset-Backed Securities (Cost $10,369,791)	10,528,394	0.8

MUNICIPAL BONDS: 0.5%
	California: 0.0%
175,000	State of California, 7.550%, 04/01/2039	209,942	0.0

	Connecticut: 0.2%
2,195,000	State of Connecticut A, 5.850%, 03/15/2032	2,356,599	0.2

	New Jersey: 0.1%
2,012,000	New Jersey Turnpike Authority A, 7.102%, 01/01/2041	2,306,595	0.1

	New York: 0.2%
1,305,000	Metropolitan Transportation Authority E, 6.814%, 11/15/2040	1,416,613	0.1
1,370,000	Port Authority of New York & New Jersey, 4.926%, 10/01/2051	1,266,564	0.1
		2,683,177	0.2
	Total Municipal Bonds (Cost $7,543,620)	7,556,313	0.5

	Total Long-Term Investments (Cost $1,361,599,975)	1,324,727,033	95.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.3%
	Certificates of Deposits: 0.8%
900,000 (6)	Bank of America N.A., 4.530%, 08/05/2025	900,251	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Certificates of Deposits (continued)
850,000 (3)(6)	Barclays Bank PLC, 4.620%, (SOFRRATE + 0.220%), 07/28/2025	$850,071	0.0
900,000 (6)	Canadian Imperial Bank of Commerce, 4.490%, 11/12/2025	900,606	0.1
900,000 (6)	Citibank N.A., 4.577%, 10/23/2025	900,959	0.1
950,000 (3)(6)	Cooperatieve Rabobank U.A., 4.671%, (SOFRRATE + 0.360%), 08/11/2025	950,319	0.1
900,000 (6)	DZ Bank AG, 4.439%, 08/15/2025	900,207	0.1
900,000 (6)	Landesbank Baden- Wurttemberg, 4.540%, 11/17/2025	900,146	0.0
900,000 (3)(6)	Mitsubishi UFJ Trust & Banking Corp. YCd, 4.533%, (SOFRRATE + 0.230%), 08/08/2025	900,121	0.0
750,000 (6)	Mizuho Bank Ltd., 4.516%, 07/23/2025	750,174	0.0
900,000 (6)	Natixis, 4.484%, 08/06/2025	900,240	0.1
900,000 (6)	Oversea-Chinese Banking Corporation Ltd., 4.530%, 11/14/2025	900,695	0.1
900,000 (6)	Sumitomo Mitsui Banking Corp., 4.468%, 08/20/2025	900,242	0.1
	Total Certificates of Deposits (Cost $10,654,031)	10,654,031	0.8

	Commercial Paper: 5.2%
900,000 (6)	ANZ Banking Group Ltd., 4.480%, 08/27/2025	900,051	0.1
10,200,000	Automatic Data Processing, Inc., 4.400%, 07/01/2025	10,198,770	0.7
5,925,000	Automatic Data Processing, Inc., 4.400%, 07/02/2025	5,923,570	0.4
950,000 (6)	Bank of Montreal, 4.510%, 09/05/2025	950,268	0.1
750,000 (6)	BNP Paribas S.A., 4.450%, 07/23/2025	747,926	0.1
750,000 (6)	Commonwealth Bank of Australia, 4.520%, 07/24/2025	750,042	0.1
7,000,000	Concord Minutemen Capital Co. LLC, 4.340%, 07/01/2025	6,999,156	0.4
7,625,000	Concord Minutemen Capital Co. LLC, 4.420%, 07/07/2025	7,618,536	0.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
900,000 (6)	Credit Industriel et Commercial S.A., 4.420%, 07/14/2025	$898,491	0.1
900,000 (6)	DBS Bank Ltd., 4.430%, 09/03/2025	892,885	0.1
900,000 (6)	DNB Bank ASA, 4.540%, 12/09/2025	900,581	0.1
3,000,000	Duke Energy Corp., 4.700%, 07/22/2025	2,991,520	0.1
2,300,000	Fiserv, Inc., 4.730%, 07/23/2025	2,293,167	0.1
7,000,000	HP, Inc. Disc Co., 4.380%, 07/17/2025	6,985,751	0.5
900,000 (6)	John Deere Financial, 4.400%, 08/20/2025	894,467	0.1
750,000 (6)	LLoyds Bank PLC, 4.430%, 07/24/2025	747,828	0.1
950,000 (6)	National Australia Bank Ltd., 4.500%, 09/04/2025	950,019	0.1
900,000 (6)	Novartis Finance Corp., 4.370%, 07/14/2025	898,484	0.1
5,000,000	RTX Corp., 4.720%, 07/16/2025	4,989,673	0.3
900,000 (6)	Skandinaviska Enskilda Banken AB, 4.570%, 12/11/2025	899,991	0.1
900,000 (6)	Societe Generale S.A., 4.650%, 10/24/2025	900,936	0.1
900,000 (6)	Svenska Handelsbanken AB, 4.500%, 09/10/2025	900,022	0.1
900,000 (6)	Swedbank AB, 4.580%, 12/10/2025	900,763	0.1
900,000 (6)	Toyota Motor Credit Corp., 4.490%, 08/11/2025	895,447	0.1
900,000 (6)	United Overseas Bank Ltd., 4.360%, 09/19/2025	900,041	0.1
4,000,000	Virginia Electric and Power Co., 4.530%, 07/18/2025	3,991,081	0.2
900,000 (6)	Walmart, Inc., 4.340%, 07/07/2025	899,249	0.1
4,000,000	Waste Management, Inc., 4.660%, 07/08/2025	3,995,917	0.2
	Total Commercial Paper (Cost $71,820,622)	71,814,632	5.2

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 2.2%
3,846,799 (6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $3,847,262, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 6.500%, Market Value plus accrued interest $3,923,735, due 06/01/30-02/01/57)	$3,846,799	0.3
6,997,140 (6)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $6,997,982, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%- 7.500%, Market Value plus accrued interest $7,137,083, due 08/15/34-06/01/55)	6,997,140	0.5
2,350,777 (6)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $2,351,060, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 7.000%, Market Value plus accrued interest $2,397,793, due 03/01/34-05/01/55)	2,350,777	0.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
6,224,687 (6)	Marex Capital Markets Inc., Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $6,225,451, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 7.000%, Market Value plus accrued interest $6,349,181, due 12/01/29-06/20/55)	$6,224,687	0.4
11,695,458 (6)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $11,696,893, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $11,894,203, due 07/15/26-02/15/54)	11,695,458	0.8
	Total Repurchase Agreements (Cost $31,114,861)	31,114,861	2.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
1,811,000 (7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $1,811,000)	$1,811,000	0.1

	Total Short-Term Investments (Cost $115,400,514)	115,394,524	8.3
	Total Investments in Securities (Cost $1,477,000,489)	$1,440,121,557	103.6
	Liabilities in Excess of Other Assets	(50,009,263)	(3.6)
	Net Assets	$1,390,112,294	100.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2025.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2025.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of June 30, 2025.

Reference Rate Abbreviations:

RFUCCT1Y	FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFRRATE	1-day Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Lervel 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
U.S. Treasury Obligations	$—	$530,665,032	$—	$530,665,032
U.S. Government Agency Obligations	—	359,033,530	—	359,033,530
Corporate Bonds/Notes	—	357,655,443	—	357,655,443
Sovereign Bonds	—	38,405,953	—	38,405,953
Commercial Mortgage-Backed Securities	—	20,882,368	—	20,882,368
Asset-Backed Securities	—	10,528,394	—	10,528,394
Municipal Bonds	—	7,556,313	—	7,556,313
Short-Term Investments	1,811,000	113,583,524	—	115,394,524
Total Investments, at fair value	$1,811,000	$1,438,310,557	$—	$1,440,121,557
Other Financial Instruments+
Futures	2,877,390	—	—	2,877,390
Total Assets	$4,688,390	$1,438,310,557	$—	$1,442,998,947
Liabilities Table
Other Financial Instruments+
Futures	$(698,216)	$—	$—	$(698,216)
Total Liabilities	$(698,216)	$—	$—	$(698,216)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2025, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	206	09/30/25	$42,852,828	$129,110
U.S. Treasury Long Bond	62	09/19/25	7,159,063	56,492
U.S. Treasury Ultra Long Bond	615	09/19/25	73,261,875	2,691,788
			$123,273,766	$2,877,390
Short Contracts:
U.S. Treasury 5-Year Note	(57)	09/30/25	(6,213,000)	(11,278)
U.S. Treasury 10-Year Note	(50)	09/19/25	(5,606,250)	(48,541)
U.S. Treasury Ultra 10-Year Note	(252)	09/19/25	(28,794,938)	(638,397)
			$(40,614,188)	$(698,216)

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$2,877,390
Total Asset Derivatives		$2,877,390

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$698,216
Total Liability Derivatives		$698,216

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(6,430,821)
Total	$(6,430,821)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$5,447,862
Total	$5,447,862

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,475,354,904.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$13,682,532
Gross Unrealized Depreciation	(46,736,705)
Net Unrealized Depreciation	$(33,054,173)

See Accompanying Notes to Financial Statements

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Investment Adviser	Custodian
Voya Investments, LLC 7337	The Bank of New York Mellon
East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VIPALL (0625)

Semi-Annual Financial Statements and Other Information

June 30, 2025

Classes ADV, I and S

Domestic Equity Index Portfolios

■	Voya Index Plus LargeCap Portfolio

■	Voya Index Plus MidCap Portfolio

■	Voya Index Plus SmallCap Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission's ("SEC's") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios' website at https://individuals.voya.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios' Forms NPORT-P are available on the SEC's website at www.sec.gov. Each Portfolio's complete schedule of portfolio holdings is available at https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
ASSETS:
Investments in securities at fair value+*	$874,144,270	$760,838,453	$353,075,945
Short-term investments at fair value†	13,830,000	7,903,826	16,544,433
Cash	230,427	252,774	79,217
Cash collateral for futures contracts	882,998	389,773	536,766
Receivables:
Fund shares sold	29,911	107,515	1,502,419
Dividends	486,857	659,665	387,449
Interest	58	47	39
Foreign tax reclaims	348	492	—
Variation margin on futures contracts	61,499	—	8,409
Prepaid expenses	8,065	6,933	3,297
Reimbursement due from Investment Adviser	—	27,459	15,354
Other assets	94,311	59,703	28,926
Total assets	889,768,744	770,246,640	372,182,254
LIABILITIES:
Payable for fund shares redeemed	780,700	913,183	8,108
Payable upon receipt of securities loaned	—	1,183,826	10,027,433
Variation margin payable on futures contracts	—	1,440	—
Payable for investment management fees	345,418	310,359	145,378
Payable for distribution and shareholder service fees	3,360	10,838	6,337
Payable to directors under the deferred compensation plan (Note 6)	94,311	59,703	28,926
Payable for directors fees	2,122	1,801	848
Other accrued expenses and liabilities	196,237	279,928	136,812
Total liabilities	1,422,148	2,761,078	10,353,842
NET ASSETS	$888,346,596	$767,485,562	$361,828,412
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$597,097,344	$704,915,631	$350,403,406
Total distributable earnings	291,249,252	62,569,931	11,425,006
NET ASSETS	$888,346,596	$767,485,562	$361,828,412
+ Including securities loaned at value	$—	$1,129,152	$9,736,422
* Cost of investments in securities	$626,193,957	$712,739,571	$348,939,035
† Cost of short-term investments	$13,830,000	$7,903,826	$16,544,433

See Accompanying Notes to Financial Statements

1

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited) (continued)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
Class ADV
Net assets	$1,269,715	n/a	n/a
Shares authorized	100,000,000	n/a	n/a
Par value	$0.001	n/a	n/a
Shares outstanding	46,216	n/a	n/a
Net asset value and redemption price per share	$27.47	n/a	n/a
Class I
Net assets	$872,823,899	$713,773,358	$330,329,024
Shares authorized	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	31,180,494	36,188,515	16,066,856
Net asset value and redemption price per share	$27.99	$19.72	$20.56
Class S
Net assets	$14,252,982	$53,712,204	$31,499,388
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	516,696	2,790,977	1,554,915
Net asset value and redemption price per share	$27.58	$19.24	$20.26

See Accompanying Notes to Financial Statements

2

STATEMENTS OF OPERATIONS for the six months ended June 30, 2025 (Unaudited)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,441,197	$5,694,903	$3,132,407
Interest	12,459	13,696	7,081
Securities lending income, net	1,559	8,310	10,730
Other	3,232	2,471	1,154
Total investment income	5,458,447	5,719,380	3,151,372
EXPENSES:
Investment management fees	1,894,708	1,786,760	841,450
Distribution and shareholder service fees:
Class ADV	3,052	—	—
Class S	15,436	64,232	39,300
Transfer agent fees:
Class ADV	336	—	—
Class I	227,972	376,313	181,074
Class S	3,397	29,164	18,673
Shareholder reporting expense	11,468	13,523	7,248
Professional fees	36,803	21,526	12,195
Custody and accounting expense	27,198	17,001	10,071
Directors fees	10,611	9,005	4,240
Licensing fee (Note 8)	63,163	53,608	33,458
Miscellaneous expense	19,260	12,335	3,596
Total expenses	2,313,404	2,383,467	1,151,305
Waived and reimbursed fees	24,390	(171,396)	(101,214)
Net expenses	2,337,794	2,212,071	1,050,091
Net investment income	3,120,653	3,507,309	2,101,281
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	39,990,773	11,690,631	6,449,837
Futures	1,149,983	682,186	(989,506)
Net realized gain	41,140,756	12,372,817	5,460,331
Net change in unrealized appreciation (depreciation) on:
Investments	(8,062,409)	(29,235,008)	(27,521,361)
Futures	371,047	172,515	271,659
Net change in unrealized appreciation (depreciation)	(7,691,362)	(29,062,493)	(27,249,702)
Net realized and unrealized gain (loss)	33,449,394	(16,689,676)	(21,789,371)
Increase (decrease) in net assets resulting from operations	$36,570,047	$(13,182,367)	$(19,688,090)
* Foreign taxes withheld	$1,329	$3,541	$9,305

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Plus LargeCap Portfolio		Voya Index Plus MidCap Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$3,120,653	$6,602,992	$3,507,309	$4,665,544
Net realized gain	41,140,756	120,701,985	12,372,817	53,826,411
Net change in unrealized appreciation (depreciation)	(7,691,362)	59,471,751	(29,062,493)	12,091,017
Increase (decrease) in net assets resulting from operations	36,570,047	186,776,728	(13,182,367)	70,582,972
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(131,070)	(70,786)	—	—
Class I	(93,707,118)	(42,282,006)	(54,463,269)	(19,307,860)
Class S	(1,514,037)	(5,284,112)	(4,087,000)	(2,034,984)
Total distributions	(95,352,225)	(47,636,904)	(58,550,269)	(21,342,844)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	66,828,224	12,608,317	319,915,783	4,508,747
Reinvestment of distributions	95,352,225	47,636,904	58,550,269	21,342,844
	162,180,449	60,245,221	378,466,052	25,851,591
Cost of shares redeemed	(48,970,359)	(172,873,348)	(44,011,008)	(57,198,043)
Net increase (decrease) in net assets resulting from capital share transactions	113,210,090	(112,628,127)	334,455,044	(31,346,452)
Net increase in net assets	54,427,912	26,511,697	262,722,408	17,893,676
NET ASSETS:
Beginning of year or period	833,918,684	807,406,987	504,763,154	486,869,478
End of year or period	$888,346,596	$833,918,684	$767,485,562	$504,763,154

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Plus SmallCap Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$2,101,281	$2,536,851
Net realized gain	5,460,331	19,516,449
Net change in unrealized appreciation (depreciation)	(27,249,702)	(3,011,698)
Increase (decrease) in net assets resulting from operations	(19,688,090)	19,041,602
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I	(20,042,148)	(8,900,950)
Class S	(1,881,726)	(1,522,156)
Total distributions	(21,923,874)	(10,423,106)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	169,957,472	5,090,416
Reinvestment of distributions	21,923,874	10,423,106
	191,881,346	15,513,522
Cost of shares redeemed	(18,016,060)	(29,443,674)
Net increase (decrease) in net assets resulting from capital share transactions	173,865,286	(13,930,152)
Net increase (decrease) in net assets	132,253,322	(5,311,656)
NET ASSETS:
Beginning of year or period	229,575,090	234,886,746
End of year or period	$361,828,412	$229,575,090

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Index Plus LargeCap Portfolio
Class ADV
06-30-25+	29.63	0.03	•	0.99	1.02	0.06	3.12	—	3.18	—	27.47	4.40	1.05	1.05	1.05	0.24	1,270	33
12-31-24	25.09	0.08	•	5.89	5.97	0.12	1.31	—	1.43	—	29.63	24.57	1.05	1.05	1.05	0.29	1,318	59
12-31-23	20.58	0.11	•	5.02	5.13	0.10	0.51	—	0.61	—	25.09	25.42	1.07	1.05	1.05	0.49	1,314	59
12-31-22	34.59	0.10	•	(6.73)	(6.63)	0.09	7.29	—	7.38	—	20.58	(19.44)	1.07	1.05	1.05	0.40	1,098	57
12-31-21	29.04	0.08	•	7.82	7.90	0.21	2.14	—	2.35	—	34.59	28.62	1.07	1.05	1.05	0.26	1,564	60
12-31-20	28.37	0.17	•	3.30	3.47	0.28	2.52	—	2.80	—	29.04	15.37	1.08	1.05	1.05	0.67	1,188	52
Class I
06-30-25+	30.23	0.11	•	1.00	1.11	0.23	3.12	—	3.35	—	27.99	4.66	0.55	0.55	0.55	0.75	872,824	33
12-31-24	25.56	0.22	•	6.01	6.23	0.25	1.31	—	1.56	—	30.23	25.20	0.55	0.55	0.55	0.80	828,114	59
12-31-23	20.96	0.23	•	5.11	5.34	0.22	0.51	—	0.73	—	25.56	26.07	0.57	0.55	0.55	0.99	707,743	59
12-31-22	35.11	0.22	•	(6.83)	(6.61)	0.25	7.29	—	7.54	—	20.96	(19.04)	0.57	0.55	0.55	0.91	617,825	57
12-31-21	29.43	0.24	•	7.92	8.16	0.34	2.14	—	2.48	—	35.11	29.25	0.57	0.55	0.55	0.76	829,418	60
12-31-20	28.77	0.30	•	3.33	3.63	0.45	2.52	—	2.97	—	29.43	15.91	0.58	0.55	0.55	1.16	755,544	52
Class S
06-30-25+	29.80	0.07	•	0.98	1.05	0.15	3.12	—	3.27	—	27.58	4.50	0.80	0.80	0.80	0.53	14,253	33
12-31-24	25.21	0.15	•	5.93	6.08	0.18	1.31	—	1.49	—	29.80	24.92	0.80	0.80	0.80	0.54	4,487	59
12-31-23	20.68	0.17	•	5.03	5.20	0.16	0.51	—	0.67	—	25.21	25.71	0.82	0.80	0.80	0.74	98,350	59
12-31-22	34.72	0.16	•	(6.75)	(6.59)	0.16	7.29	—	7.45	—	20.68	(19.23)	0.82	0.80	0.80	0.65	89,855	57
12-31-21	29.13	0.16	•	7.84	8.00	0.27	2.14	—	2.41	—	34.72	28.94	0.82	0.80	0.80	0.51	131,883	60
12-31-20	28.49	0.27		3.26	3.53	0.37	2.52	—	2.89	—	29.13	15.62	0.83	0.80	0.80	0.91	123,319	52
Voya Index Plus MidCap Portfolio
Class I
06-30-25+	21.28	0.10	•	(0.06)	0.04	0.13	1.47	—	1.60	—	19.72	0.66	0.65	0.60	0.60	1.00	713,773	32
12-31-24	19.29	0.19	•	2.68	2.87	0.22	0.66	—	0.88	—	21.28	15.17	0.66	0.60	0.60	0.95	462,353	60
12-31-23	17.31	0.20	•	2.68	2.88	0.20	0.70	—	0.90	—	19.29	17.52	0.68	0.60	0.60	1.13	437,514	58
12-31-22	26.18	0.20	•	(4.04)	(3.84)	0.21	4.82	—	5.03	—	17.31	(14.29)	0.68	0.60	0.60	1.02	403,373	58
12-31-21	20.75	0.20	•	5.52	5.72	0.21	0.08	—	0.29	—	26.18	27.74	0.68	0.60	0.60	0.81	517,075	63
12-31-20	19.50	0.20		1.30	1.50	0.25		—	0.25	—	20.75	8.25	0.74	0.60	0.60	1.03	442,016	53
Class S
06-30-25+	20.78	0.07	•	(0.05)	0.02	0.09	1.47	—	1.56	—	19.24	0.52	0.90	0.85	0.85	0.74	53,712	32
12-31-24	18.85	0.14	•	2.62	2.76	0.17	0.66	—	0.83	—	20.78	14.92	0.91	0.85	0.85	0.70	42,410	60
12-31-23	16.93	0.15	•	2.62	2.77	0.15	0.70	—	0.85	—	18.85	17.20	0.93	0.85	0.85	0.88	49,355	58
12-31-22	25.71	0.15	•	(3.98)	(3.83)	0.13	4.82	—	4.95	—	16.93	(14.51)	0.93	0.85	0.85	0.77	50,396	58
12-31-21	20.38	0.13	•	5.44	5.57	0.16	0.08	—	0.24	—	25.71	27.49	0.93	0.85	0.85	0.56	70,637	63
12-31-20	19.14	0.16		1.28	1.44	0.20		—	0.20	—	20.38	7.98	0.99	0.85	0.85	0.78	65,246	53
Voya Index Plus SmallCap Portfolio
Class I
06-30-25+	22.78	0.13	•	(1.03)	(0.90)	0.15	1.17	—	1.32	—	20.56	(3.63)	0.66	0.60	0.60	1.28	330,329	32
12-31-24	21.95	0.25	•	1.59	1.84	0.28	0.73	—	1.01	—	22.78	8.69	0.68	0.60	0.60	1.13	199,103	59
12-31-23	19.52	0.25	•	3.10	3.35	0.22	0.71	—	0.93	—	21.95	18.21	0.70	0.60	0.60	1.27	198,371	57
12-31-22	27.28	0.19	•	(4.07)	(3.88)	0.22	3.66	—	3.88	—	19.52	(14.00)	0.69	0.60	0.60	0.89	181,927	57
12-31-21	21.39	0.23	•	5.84	6.07	0.18	—	—	0.18	—	27.28	28.45	0.69	0.60	0.60	0.91	227,944	63
12-31-20	20.91	0.17	•	0.74	0.91	0.21	0.22	—	0.43	—	21.39	5.38	0.73	0.60	0.60	0.97	188,149	54
Class S
06-30-25+	22.42	0.10	•	(1.00)	(0.90)	0.09	1.17	—	1.26	—	20.26	(3.71)	0.91	0.85	0.85	0.99	31,499	32
12-31-24	21.62	0.19	•	1.56	1.75	0.22	0.73	—	0.95	—	22.42	8.39	0.93	0.85	0.85	0.88	30,472	59

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Index Plus SmallCap Portfolio (continued)
Class S (continued)
12-31-23	19.23	0.20	•	3.05	3.25	0.16	0.71	—	0.87	—	21.62	17.89	0.95	0.85	0.85	1.01	36,515	57
12-31-22	26.91	0.14	•	(4.01)	(3.87)	0.15	3.66	—	3.81	—	19.23	(14.20)	0.94	0.85	0.85	0.64	37,556	57
12-31-21	21.11	0.16	•	5.77	5.93	0.13	—	—	0.13	—	26.91	28.13	0.94	0.85	0.85	0.65	51,234	63
12-31-20	20.62	0.14		0.72	0.86	0.15	0.22	—	0.37	—	21.11	5.11	0.98	0.85	0.85	0.71	47,970	54

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

7

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Variable Portfolios, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended ("1940 Act" or "Act"), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are seventeen active separate investment series that comprise the Company. The three series (each a "Portfolio" and collectively the "Portfolios") included in this report are: Voya Index Plus LargeCap Portfolio ("Index Plus LargeCap"), Voya Index Plus MidCap Portfolio ("Index Plus MidCap"), and Voya Index Plus SmallCap Portfolio ("Index Plus SmallCap"), each a diversified series of the Company. The investment objective of the Portfolios is described in the respective Portfolio's Prospectus.

The classes of shares included in this report are: Adviser ("Class ADV"), Class I and Class S. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC ("Voya Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC ("Voya IM" or the "Sub-Adviser"), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC ("VID" or the "Distributor"), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles ("GAAP") and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange ("NYSE") opens for regular trading (each such day, a "Business Day"). The net asset value ("NAV") per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session ("Market Close"), as determined by the Consolidated Tape Association ("CTA"), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of each Portfolio's assets attributable to that class, subtracting each Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio's assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio's assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities' prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining

8

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the fair value of each Portfolio's assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio's sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset's fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio's NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in each Portfolio.

The Portfolios' financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the portfolio's own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio's investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and significant unobservable inputs, including the Sub-Adviser's or Pricing Committee's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio's investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at

9

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued)

Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio's book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no U.S. federal income tax provision is required. Management has considered the sustainability of the Portfolios' tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio's investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Risks of Investing in Derivatives. Each Portfolio's use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter ("OTC"), with a single counterparty and as a result are subject to credit risks related to the counterparty's ability or willingness to perform its obligations; any deterioration in the counterparty's creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results such as a loss or a reduction in gains.

H. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio's Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2025, each Portfolio had purchased futures contracts on various equity indices to "equitize" cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio's respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios' securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2025, Index Plus LargeCap, Index Plus MidCap, and Index Plus SmallCap had average notional values on futures contracts purchased

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of $7,076,425, $6,260,710, and $3,844,630, respectively. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at June 30, 2025.

I. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements ("MRA") which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio.

Securities Lending. Each Portfolio may temporarily loan up to 331/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. Securities lending involves two primary risks: "investment risk" and "borrower default risk." When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios' other risks.

J. Restricted Securities. Each Portfolio may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended ("1933 Act") ("Rule 144A") or securities offered pursuant to Section 4(a) (2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as "restricted securities." Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

K. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2025, the cost of purchases and the proceeds from the sale of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Index Plus LargeCap	$296,594,894	$282,712,446
Index Plus MidCap	512,795,705	230,152,876
Index Plus SmallCap	255,529,942	108,120,591

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement ("Management Agreement") with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Index Plus LargeCap	0.45%
Index Plus MidCap	0.50%
Index Plus SmallCap	0.50%

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios' assets in accordance with the Portfolios' investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV shares of the respective Portfolios are subject to a shareholder service and distribution plan and Class S shares of the respective Portfolios are subject to a shareholder services and distribution plan (collectively the "Plans), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or the distribution of each respective Portfolio's Class ADV and Class S shares. Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each respective Portfolio's Class ADV and Class S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.

Under the Plan for Class ADV shares of Index Plus LargeCap, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the Portfolio's average daily net assets attributable to its Class ADV shares and an annual distribution fee at the rate of 0.25% of the Portfolio's average daily net assets attributable to its Class ADV shares. Under the Plan for Class S shares, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets attributable to each Portfolio's Class S shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2025, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	Index Plus MidCap	19.28%
	Index Plus
	SmallCap	23.90

Voya Retirement Insurance and Annuity Company	Index Plus
	LargeCap	77.84
	Index Plus MidCap	62.17
	Index Plus
	SmallCap	50.79

The Investment Adviser may direct the Portfolios' Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio's equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the "DC Plan"), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors' fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the "Notional Funds"). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors' deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of "Other assets" on the accompanying Statements of Assets and Liabilities. Deferral of directors' fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios' assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2025, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Portfolio	Amount
Index Plus LargeCap	$ 231,567
Index Plus MidCap	405,426
Index Plus SmallCap	199,661

NOTE 7 — OTHER TRANSACTIONS

The Portfolios may engage in purchase and sale transactions with other funds. For the period ended June 30, 2025, the Portfolios did not have any 17a-7 transactions and in-kind transactions.

NOTE 8 — LICENSING FEE

The Portfolios pay an annual licensing fee to S&P Opco, LLC. in order to obtain data and permissions necessary to achieve their respective principal investment strategies.

NOTE 9 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement ("Expense Limitation Agreement") with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

	Class	Class	Class
Portfolio	ADV	I	S
Index Plus LargeCap	1.05%	0.55%	0.80%
Index Plus MidCap	N/A	0.60%	0.85%
Index Plus SmallCap	N/A	0.60%	0.85%

The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:

	June 30,
	2026	2027	2028	Total
Index Plus LargeCap	$73,381	$—	$—	$73,381
Index Plus MidCap	195,441	—	—	195,441
Index Plus SmallCap	112,925	—	—	112,925

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived and/or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2025, are as follows:

	June 30,
	2026	2027	2028	Total
Index Plus LargeCap
Class ADV	$132	$99	$—	$231
Class I	71,756	42,743	—	114,499
Class S	10,333	6,939	—	17,272
Index Plus MidCap
Class I	$158,853	$296,657	$290,496	$746,006
Class S	19,386	35,901	25,072	80,359
Index Plus SmallCap
Class I	$97,299	$170,888	$163,045	$431,232
Class S	19,595	32,372	20,635	72,602

The Expense Limitation Agreement is contractual through May 1, 2026, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 10 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon ("BNY") for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 10 — LINE OF CREDIT (continued)

generally must be made within 60 days after the date of a revolving credit advance.

NOTE 11 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

During the period ended June 30, 2025, the Portfolios did not utilize the line of credit.

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Index Plus LargeCap Class ADV
6/30/2025	306	—	5,203	(3,763)	—	1,746	9,000	—	131,070	(106,443)	—	33,627
12/31/2024	3,245	—	2,704	(13,839)	—	(7,890)	87,855	—	70,786	(381,090)	—	(222,449)
Class I					—			—			—
6/30/2025	1,809,222	—	3,653,299	(1,677,775)	—	3,784,746	56,083,984	—	93,707,118	(47,670,810)	—	102,120,292
12/31/2024	424,788	—	1,588,355	(2,305,453)	—	(292,310)	11,811,815	—	42,282,006	(65,088,451)	—	(10,994,630)
Class S
6/30/2025	347,784	—	59,867	(41,553)	—	366,098	10,735,240	—	1,514,037	(1,193,106)	—	11,056,171
12/31/2024	24,976	—	201,070	(3,976,064)	—	(3,750,018)	708,647	—	5,284,112	(107,403,807)	—	(101,411,048)
Index Plus MidCap
Class I
6/30/2025	13,499,655	—	2,920,283	(1,954,311)	—	14,465,627	303,070,847	—	54,463,269	(39,172,285)	—	318,361,831
12/31/2024	182,884	—	962,505	(2,100,787)	—	(955,398)	3,740,431	—	19,307,860	(42,886,125)	—	(19,837,834)
Class S
6/30/2025	770,519	—	224,437	(244,737)	—	750,219	16,844,936	—	4,087,000	(4,838,723)	—	16,093,213
12/31/2024	37,945	—	103,720	(718,524)	—	(576,859)	768,316	—	2,034,984	(14,311,918)	—	(11,508,618)
Index Plus SmallCap
Class I
6/30/2025	6,985,752	—	1,027,802	(688,874)	—	7,324,680	163,851,014	—	20,042,148	(14,511,798)	—	169,381,364
12/31/2024	196,475	—	415,932	(908,128)	—	(295,721)	4,292,662	—	8,900,950	(19,991,956)	—	(6,798,344)
Class S
6/30/2025	265,617	—	97,905	(167,665)	—	195,857	6,106,458	—	1,881,726	(3,504,262)	—	4,483,922
12/31/2024	36,687	—	72,140	(438,649)	—	(329,822)	797,754	—	1,522,156	(9,451,718)	—	(7,131,808)

NOTE 12 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the "Agreement") with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less ("Permitted Investments"). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 12 — SECURITIES LENDING (continued)

event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios.

The following tables represent a summary of each respective Portfolio's securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2025:

Index Plus Midcap

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BNP Paribas Prime
Brokerage Intl Ltd	$41,543	$(41,543)	$—
Janney Montgomery
Scott LLC	51,513	(51,513)	—
National Financial
Services LLC	773,129	(773,129)	—
Scotia Capital (USA)
INC	119,644	(119,644)	—
UBS AG	143,323	(143,323)	—
Total	$1,129,152	$(1,129,152)	$—

(1)	Cash collateral with a fair value of $1,183,826 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Index Plus SmallCap

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BMO Capital Markets
Corp	$2,154,001	$(2,154,001)	$—
BNP Paribas Prime
Brokerage Intl Ltd	207,903	(207,903)	—
BNP Paribas
Securities Corp.	874,431	(874,431)	—
BofA Securities Inc	827,803	(827,803)	—
Cantor Fitzgerald
& Co	97,946	(97,946)	—
Citigroup Global
Markets Inc.	298,596	(298,596)	—
Deutsche Bank
Securities Inc.	532,253	(532,253)	—
J.P. Morgan Securities
LLC	95,773	(95,773)	—
Janney Montgomery
Scott LLC	3,725	(3,725)	—
Morgan Stanley & Co.
LLC	21,859	(21,859)	—
National Bank of
Canada Financial Inc	2,416,310	(2,416,310)	—
National Financial
Services LLC	732,300	(732,300)	—
State Street Bank and
Trust Company	168,740	(168,740)	—
TD Prime Services
LLC	1,175,517	(1,175,517)	—
UBS AG	129,265	(129,265)	—
Total	$9,736,422	$(9,736,422)	$—

(1)	Cash collateral with a fair value of $10,027,433 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Index Plus LargeCap	$8,974,629	$38,662,275	$6,956,198	$16,730,822
Index Plus MidCap	5,958,051	15,384,793	4,939,460	17,851,092
Index Plus SmallCap	3,589,095	6,834,011	2,239,612	7,703,638

The tax-basis components of distributable earnings as of December 31, 2024, were:

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

	Undistributed	Undistributed	Unrealized			Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards		Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
Index Plus LargeCap	$30,030,865	$65,319,376	$254,681,189	$—	—	$350,031,430
Index Plus MidCap	20,159,634	38,329,993	75,812,939	—	—	134,302,566
Index Plus SmallCap	9,253,501	12,755,048	31,028,421	—	—	53,036,970

The Portfolios' major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2025, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement's attacks on marine vessels in the Red

Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 15 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update ("ASU"), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio's financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 15 — SEGMENT REPORTING (continued)

operating results that are regularly reviewed by the chief operating decision maker ("CODM") to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the "Committee") of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 16 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

18

VOYA INDEX PLUS LARGECAP PORTFOLIO	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.4%
	Communication Services: 9.8%
184,916	Alphabet, Inc. - Class A	$32,587,747	3.7
105,099	Comcast Corp. - Class A	3,750,983	0.4
10,971	Fox Corp. - Class A	614,815	0.1
19,692	Iridium Communications, Inc.	594,108	0.1
27,495 (1)	Liberty Media Corp.- Liberty Formula One - Class C, Tracking Stock	2,873,227	0.3
35,825	Meta Platforms, Inc. - Class A	26,442,074	3.0
6,948 (1)	Netflix, Inc.	9,304,275	1.0
31,800	New York Times Co. - Class A	1,780,164	0.2
22,607	T-Mobile US, Inc.	5,386,344	0.6
87,044	Verizon Communications, Inc.	3,766,394	0.4
		87,100,131	9.8

	Consumer Discretionary: 9.8%
230,581	ADT, Inc.	1,953,021	0.2
14,193 (1)	Airbnb, Inc. - Class A	1,878,302	0.2
166,092 (1)	Amazon.com, Inc.	36,438,924	4.1
1,558	Booking Holdings, Inc.	9,019,636	1.0
21,688 (1)	CarMax, Inc.	1,457,650	0.2
18,018 (1)	Deckers Outdoor Corp.	1,857,115	0.2
6,791 (1)	DoorDash, Inc. - Class A	1,674,049	0.2
9,120	Expedia Group, Inc.	1,538,362	0.2
96,812	Ford Motor Co.	1,050,410	0.1
89,865	General Motors Co.	4,422,257	0.5
16,086 (1)	Grand Canyon Education, Inc.	3,040,254	0.3
2,113	Home Depot, Inc.	774,710	0.1
2,300 (1)	Lululemon Athletica, Inc.	546,434	0.1
20,239 (1)	On Holding AG - Class A	1,053,440	0.1
9,887	PVH Corp.	678,248	0.1
11,003	Ralph Lauren Corp.	3,017,903	0.3
21,290	Ross Stores, Inc.	2,716,178	0.3
30,797 (1)	Tesla, Inc.	9,782,975	1.1
21,369	TJX Cos., Inc.	2,638,858	0.3
15,278	Travel + Leisure Co.	788,498	0.1
1,256 (1)	Ulta Beauty, Inc.	587,582	0.1
		86,914,806	9.8

	Consumer Staples: 5.5%
122,450	Altria Group, Inc.	7,179,244	0.8
34,970 (1)	BellRing Brands, Inc.	2,025,812	0.2
13,300	Coca-Cola Consolidated, Inc.	1,484,945	0.2
73,056	Colgate-Palmolive Co.	6,640,790	0.7
2,385	Costco Wholesale Corp.	2,361,007	0.3
24,183	Ingredion, Inc.	3,279,698	0.4
85,573 (1)	Monster Beverage Corp.	5,360,293	0.6
24,962	PepsiCo, Inc.	3,295,983	0.4

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
29,622	Philip Morris International, Inc.	$5,395,055	0.6
30,735	Procter & Gamble Co.	4,896,700	0.5
12,777	Sysco Corp.	967,730	0.1
58,190 (1)	US Foods Holding Corp.	4,481,212	0.5
15,454	Walmart, Inc.	1,511,092	0.2
		48,879,561	5.5

	Energy: 3.1%
53,570 (1)	Antero Resources Corp.	2,157,799	0.2
68,246	Baker Hughes Co.	2,616,552	0.3
18,718	Chesapeake Energy Corp.	2,188,883	0.3
26,632	Devon Energy Corp.	847,164	0.1
9,368	DT Midstream, Inc.	1,029,637	0.1
17,904	EOG Resources, Inc.	2,141,497	0.2
19,120	EQT Corp.	1,115,078	0.1
20,920	Exxon Mobil Corp.	2,255,176	0.3
36,689	HF Sinclair Corp.	1,507,184	0.2
37,109	ONEOK, Inc.	3,029,208	0.3
5,843	Phillips 66	697,070	0.1
28,292	Valero Energy Corp.	3,803,011	0.4
63,415	Williams Cos., Inc.	3,983,096	0.5
		27,371,355	3.1

	Financials: 13.5%
11,583	American Express Co.	3,694,745	0.4
11,188	Ameriprise Financial, Inc.	5,971,371	0.7
23,138	Bank of New York Mellon Corp.	2,108,103	0.2
19,198 (1)	Berkshire Hathaway, Inc. - Class B	9,325,812	1.1
22,824	Blue Owl Capital, Inc.	438,449	0.1
16,845	Capital One Financial Corp.	3,583,942	0.4
24,428	Charles Schwab Corp.	2,228,811	0.3
85,488	Citigroup, Inc.	7,276,739	0.8
25,653	CME Group, Inc.	7,070,480	0.8
50,762	Equitable Holdings, Inc.	2,847,748	0.3
30,152 (1)	Euronet Worldwide, Inc.	3,056,810	0.3
5,093	Evercore, Inc. - Class A	1,375,212	0.2
10,667	Globe Life, Inc.	1,325,801	0.2
43,094	Hancock Whitney Corp.	2,473,596	0.3
52,673	Hartford Financial Services Group, Inc.	6,682,623	0.8
25,755	JPMorgan Chase & Co.	7,466,632	0.8
35,970	Loews Corp.	3,297,010	0.4
3,521	LPL Financial Holdings, Inc.	1,320,269	0.2
28,914	Marsh & McLennan Cos., Inc.	6,321,757	0.7

See Accompanying Notes to Financial Statements

19

VOYA INDEX PLUS LARGECAP PORTFOLIO	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
3,456	Mastercard, Inc. - Class A	$1,942,065	0.2
13,649	MetLife, Inc.	1,097,653	0.1
6,574	MSCI, Inc.	3,791,489	0.4
46,715 (1)	PayPal Holdings, Inc.	3,471,859	0.4
20,035	Popular, Inc.	2,208,057	0.3
177,978	Rithm Capital Corp.	2,009,372	0.2
58,041	Synchrony Financial	3,873,656	0.4
46,095 (1)	Toast, Inc. - Class A	2,041,548	0.2
25,184	Tradeweb Markets, Inc. - Class A	3,686,938	0.4
47,920	Unum Group	3,870,019	0.4
66,811	US Bancorp	3,023,198	0.3
13,558	Visa, Inc. - Class A	4,813,768	0.5
74,453	Wells Fargo & Co.	5,965,174	0.7
		119,660,706	13.5

	Health Care: 8.9%
22,869	AbbVie, Inc.	4,244,944	0.5
3,712 (1)	Alnylam Pharmaceuticals, Inc.	1,210,446	0.1
1,936	AmerisourceBergen Corp.	580,510	0.1
36,598 (1)	Boston Scientific Corp.	3,930,991	0.4
73,583	Bristol-Myers Squibb Co.	3,406,157	0.4
18,913	Cardinal Health, Inc.	3,177,384	0.4
58,497 (1)	Centene Corp.	3,175,217	0.4
10,958	Cigna Group	3,622,496	0.4
14,079 (1)	Doximity, Inc. - Class A	863,606	0.1
7,664	Elevance Health, Inc.	2,980,989	0.3
7,441	Eli Lilly & Co.	5,800,483	0.6
35,745 (1)	Exelixis, Inc.	1,575,461	0.2
37,422	Gilead Sciences, Inc.	4,148,977	0.5
7,076 (1)	Haemonetics Corp.	527,940	0.1
3,744	Humana, Inc.	915,333	0.1
41,592 (1)	Incyte Corp.	2,832,415	0.3
4,021 (1)	Insmed, Inc.	404,673	0.0
7,283 (1)	Inspire Medical Systems, Inc.	945,115	0.1
3,796 (1)	Insulet Corp.	1,192,627	0.1
13,799 (1)	Jazz Pharmaceuticals PLC	1,464,350	0.2
65,982	Johnson & Johnson	10,078,751	1.1
7,514 (1)	Lantheus Holdings, Inc.	615,096	0.1
17,874 (1)	LivaNova PLC	804,688	0.1
81,122	Medtronic PLC	7,071,405	0.8
10,532	Merck & Co., Inc.	833,713	0.1
3,876 (1)	Natera, Inc.	654,811	0.1
6,741 (1)	Neurocrine Biosciences, Inc.	847,276	0.1
22,462 (1)	Sarepta Therapeutics, Inc.	384,100	0.0
1,373	Stryker Corp.	543,200	0.1
5,898 (1)	United Therapeutics Corp.	1,694,790	0.2
8,679	UnitedHealth Group, Inc.	2,707,588	0.3

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
7,345 (1)	Veeva Systems, Inc. - Class A	$2,115,213	0.2
8,523 (1)	Vertex Pharmaceuticals, Inc.	3,794,440	0.4
		79,145,185	8.9

	Industrials: 9.1%
14,057	AECOM	1,586,473	0.2
23,450	AMETEK, Inc.	4,243,512	0.5
10,825	Applied Industrial Technologies, Inc.	2,516,271	0.3
22,713	Cintas Corp.	5,062,046	0.6
29,762 (1)	Copart, Inc.	1,460,421	0.2
20,355 (1)	Core & Main, Inc. - Class A	1,228,424	0.1
5,030	Curtiss-Wright Corp.	2,457,407	0.3
47,258	Delta Air Lines, Inc.	2,324,149	0.3
4,552	Eaton Corp. PLC	1,625,019	0.2
33,806	Emerson Electric Co.	4,507,354	0.5
11,480 (1)	ExlService Holdings, Inc.	502,709	0.0
73,054	Fortive Corp.	3,808,305	0.4
6,535	GE Aerospace	1,682,044	0.2
25,086	Genpact Ltd.	1,104,035	0.1
25,376	Hexcel Corp.	1,433,490	0.2
60,500	Ingersoll Rand, Inc.	5,032,390	0.6
31,669	Johnson Controls International PLC	3,344,880	0.4
6,269 (1)	Kirby Corp.	710,967	0.1
3,236	Leidos Holdings, Inc.	510,511	0.0
126,382 (1)	Lyft, Inc. - Class A	1,991,780	0.2
17,628 (1)	Nextracker, Inc. – Class A	958,434	0.1
7,402	nVent Electric PLC	542,197	0.0
4,258	Parker-Hannifin Corp.	2,974,085	0.3
3,125	Paycom Software, Inc.	723,125	0.1
66,278	SS&C Technologies Holdings, Inc.	5,487,819	0.6
1,247	Trane Technologies PLC	545,450	0.1
79,408 (1)	Uber Technologies, Inc.	7,408,766	0.8
24,462 (1)	U-Haul Holding Co.	1,481,419	0.2
27,328 (1)	United Airlines Holdings, Inc.	2,176,129	0.2
16,836	Vertiv Holdings Co. - Class A	2,161,911	0.2
16,670	Watts Water Technologies, Inc. - Class A	4,098,986	0.5
25,209	Westinghouse Air Brake Technologies Corp.	5,277,504	0.6
		80,968,012	9.1

	Information Technology: 32.6%
9,229 (1)	Adobe, Inc.	3,570,516	0.4
234,757	Apple, Inc.	48,165,094	5.4
19,528	Applied Materials, Inc.	3,574,991	0.4
53,443 (1)	Arista Networks, Inc.	5,467,753	0.6

See Accompanying Notes to Financial Statements

20

VOYA INDEX PLUS LARGECAP PORTFOLIO	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
73,782	Broadcom, Inc.	$20,338,008	2.3
106,483	Cisco Systems, Inc.	7,387,791	0.8
21,462 (1)	Datadog, Inc. - Class A	2,882,990	0.3
101,629 (1)	DXC Technology Co.	1,553,907	0.2
5,581 (1)	Elastic NV	470,646	0.0
14,534 (1)	F5, Inc.	4,277,647	0.5
243 (1)	Fair Isaac Corp.	444,194	0.0
9,060 (1)	GoDaddy, Inc. – Class A	1,631,344	0.2
88,939	Hewlett Packard Enterprise Co.	1,818,803	0.2
3,099 (1)	HubSpot, Inc.	1,724,996	0.2
6,450	Intuit, Inc.	5,080,214	0.6
5,386	KLA Corp.	4,824,456	0.5
22,058 (1)	Kyndryl Holdings, Inc.	925,554	0.1
124,439	Microsoft Corp.	61,897,203	7.0
1,074	Monolithic Power Systems, Inc.	785,502	0.1
31,736	NetApp, Inc.	3,381,471	0.4
29,687 (1)	Nutanix, Inc. - Class A	2,269,274	0.3
435,355	NVIDIA Corp.	68,781,736	7.7
8,415	Oracle Corp.	1,839,771	0.2
19,747 (1)	Palo Alto Networks, Inc.	4,041,026	0.5
31,121 (1)	Pure Storage, Inc. - Class A	1,791,947	0.2
48,602	Qualcomm, Inc.	7,740,355	0.9
24,351 (1)	Ralliant Corp.	1,180,796	0.1
21,980 (1)	Rambus, Inc.	1,407,160	0.2
17,314	Salesforce, Inc.	4,721,355	0.5
28,662 (1)	Samsara, Inc. – Class A	1,140,174	0.1
6,993 (1)	ServiceNow, Inc.	7,189,363	0.8
7,479 (1)	Snowflake, Inc. – Class A	1,673,576	0.2
1,011 (1)	Synopsys, Inc.	518,319	0.1
17,490 (1)	Workday, Inc. - Class A	4,197,600	0.5
12,406 (1)	Zoom Video Communications, Inc. - Class A	967,420	0.1
		289,662,952	32.6

	Materials: 1.5%
11,184	AptarGroup, Inc.	1,749,513	0.2
42,555	DuPont de Nemours, Inc.	2,918,847	0.3
19,710	Ecolab, Inc.	5,310,662	0.6
932	Linde PLC US	437,276	0.1
14,908	Royal Gold, Inc.	2,651,239	0.3
		13,067,537	1.5

	Real Estate: 2.1%
130,335	Brixmor Property Group, Inc.	3,393,924	0.4
21,375 (1)	CBRE Group, Inc. - Class A	2,995,065	0.3
15,925	Digital Realty Trust, Inc.	2,776,205	0.3
1,181	Equinix, Inc.	939,450	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
10,155 (1)	Jones Lang LaSalle, Inc.	$2,597,446	0.3
39,345	National Retail Properties, Inc.	1,698,917	0.2
76,471	Sabra Health Care REIT, Inc.	1,410,125	0.2
17,906	Simon Property Group, Inc.	2,878,569	0.3
		18,689,701	2.1
	Utilities: 2.5%
34,365	Black Hills Corp.	1,927,876	0.2
34,919	Duke Energy Corp.	4,120,442	0.5
78,208	Edison International	4,035,533	0.4
11,769	Exelon Corp.	511,010	0.1
31,093	National Fuel Gas Co.	2,633,888	0.3
66,893	NiSource, Inc.	2,698,464	0.3
56,125	NorthWestern Corp.	2,879,212	0.3
278,185	PG&E Corp.	3,877,899	0.4
		22,684,324	2.5
	Total Common Stock (Cost $626,193,957)	874,144,270	98.4

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Mutual Funds: 1.6%
13,830,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $13,830,000)	$13,830,000	1.6
	Total Short-Term Investments (Cost $13,830,000)	13,830,000	1.6
	Total Investments in Securities (Cost $640,023,957)	$887,974,270	100.0
	Assets in Excess of Other Liabilities	372,326	0.0
	Net Assets	$888,346,596	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

21

VOYA INDEX PLUS LARGECAP PORTFOLIO	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table Investments, at fair value
Common Stock*	$874,144,270	$—	$—	$874,144,270
Short-Term Investments	13,830,000	—	—	13,830,000
Total Investments, at fair value	$887,974,270	$—	$—	$887,974,270
Other Financial Instruments+
Futures	215,923	—	—	215,923
Total Assets	$888,190,193	$—	$—	$888,190,193

^	See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2025, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
S&P 500 E-Mini	41	09/19/25	$12,820,188	$215,923
			$12,820,188	$215,923

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$215,923
Total Asset Derivatives		$215,923

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day's unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,149,983
Total	$1,149,983

See Accompanying Notes to Financial Statements

22

VOYA INDEX PLUS LARGECAP PORTFOLIO	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$371,047
Total	$371,047

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $641,200,366.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$262,550,304
Gross Unrealized Depreciation	(15,560,477)
Net Unrealized Appreciation	$246,989,827

See Accompanying Notes to Financial Statements

23

VOYA INDEX PLUS MIDCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.2%
	Communication Services: 1.3%
97,063	Iridium Communications, Inc.	$2,928,391	0.4
6,830 (1)	Liberty Media Corp.- Liberty Formula One - Class C, Tracking Stock	713,735	0.1
95,802	New York Times Co. - Class A	5,362,996	0.7
12,937	News Corp. - Class A	384,488	0.0
5,449 (1)	Roku, Inc.	478,912	0.1
		9,868,522	1.3

	Consumer Discretionary: 13.3%
18,055 (1)	Abercrombie & Fitch Co. - Class A	1,495,857	0.2
209,410	ADT, Inc.	1,773,703	0.2
64,467	Aramark	2,699,233	0.4
98,859	Bath & Body Works, Inc.	2,961,816	0.4
11,242	BorgWarner, Inc.	376,382	0.0
4,782 (1)	Burlington Stores, Inc.	1,112,484	0.1
23,444 (1)	CarMax, Inc.	1,575,671	0.2
24,879 (1)	Cava Group, Inc.	2,095,558	0.3
37,337 (1)	Chewy, Inc. - Class A	1,591,303	0.2
26,610	Columbia Sportswear Co.	1,625,339	0.2
29,986 (1)	Crocs, Inc.	3,036,982	0.4
11,108 (1)	Deckers Outdoor Corp.	1,144,902	0.1
3,681	Dick's Sporting Goods, Inc.	728,139	0.1
1,713 (2)	Dillard's, Inc. - Class A	715,743	0.1
9,590 (1)	Duolingo, Inc.	3,932,092	0.5
5,731	Expedia Group, Inc.	966,705	0.1
38,913	Ford Motor Co.	422,206	0.1
106,950 (1)	GameStop Corp. - Class A	2,608,510	0.3
95,448	Gap, Inc.	2,081,721	0.3
157,586	Gentex Corp.	3,465,316	0.5
34,687 (1)	Goodyear Tire & Rubber Co.	359,704	0.0
3,595	Graham Holdings Co. - Class B	3,401,481	0.4
27,491 (1)	Grand Canyon Education, Inc.	5,195,799	0.7
60,399	H&R Block, Inc.	3,315,301	0.4
15,860	Harley-Davidson, Inc.	374,296	0.0
49,643 (1)	Hilton Grand Vacations, Inc.	2,061,674	0.3
17,448	Hyatt Hotels Corp. - Class A	2,436,613	0.3
31,816	Lear Corp.	3,021,884	0.4
28,619 (1)	Light & Wonder, Inc.	2,754,865	0.4
10,719	Lithia Motors, Inc.	3,621,093	0.5
159,439	Macy's, Inc.	1,859,059	0.2
65,411 (1)	Mattel, Inc.	1,289,905	0.2
1,459	Murphy USA, Inc.	593,521	0.1
13,153 (1)	On Holding AG - Class A	684,614	0.1
19,625 (1)	Planet Fitness, Inc. - Class A	2,140,106	0.3

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
2,637	Pool Corp.	$768,633	0.1
36,578	PVH Corp.	2,509,251	0.3
10,834	Ralph Lauren Corp.	2,971,550	0.4
34,443 (1)	Skechers USA, Inc. - Class A	2,173,353	0.3
7,923 (1)	Taylor Morrison Home Corp.	486,631	0.1
5,550	Tempur Sealy International, Inc.	377,677	0.0
21,854	Texas Roadhouse, Inc.	4,095,658	0.5
17,188	Toll Brothers, Inc.	1,961,666	0.3
16,787 (1)	TopBuild Corp.	5,434,623	0.7
65,907	Travel + Leisure Co.	3,401,460	0.4
46,124	VF Corp.	541,957	0.1
31,265 (1)	Visteon Corp.	2,917,024	0.4
208,095	Wendy's Co.	2,376,445	0.3
4,192	Wingstop, Inc.	1,411,614	0.2
7,828	Wyndham Hotels & Resorts, Inc.	635,712	0.1
7,774	Wynn Resorts Ltd.	728,191	0.1
		102,311,022	13.3

	Consumer Staples: 5.1%
81,323 (1)	BellRing Brands, Inc.	4,711,041	0.6
3,696 (1)	BJ's Wholesale Club Holdings, Inc.	398,540	0.0
4,591 (1)	Boston Beer Co., Inc. - Class A	876,009	0.1
2,987	Casey's General Stores, Inc.	1,524,176	0.2
38,010	Coca-Cola Consolidated, Inc.	4,243,816	0.5
35,250 (1)	Darling Ingredients, Inc.	1,337,385	0.2
37,679	Ingredion, Inc.	5,110,026	0.7
11,323	Lancaster Colony Corp.	1,956,275	0.3
47,785 (1)	Maplebear, Inc.	2,161,793	0.3
34,200 (1)	Performance Food Group Co.	2,991,474	0.4
10,358 (1)	Post Holdings, Inc.	1,129,333	0.1
26,641 (1)	Sprouts Farmers Market, Inc.	4,386,174	0.6
108,561 (1)	US Foods Holding Corp.	8,360,283	1.1
		39,186,325	5.1

	Energy: 3.8%
129,976 (1)	Antero Resources Corp.	5,235,433	0.7
47,838	Baker Hughes Co.	1,834,109	0.2
50,841	ChampionX Corp.	1,262,890	0.2
8,765	Chesapeake Energy Corp.	1,024,979	0.1
16,629 (1)	CNX Resources Corp.	560,065	0.1
49,290	Coterra Energy, Inc.	1,250,980	0.2
49,521	Devon Energy Corp.	1,575,263	0.2
43,171	DT Midstream, Inc.	4,744,925	0.6
6,289	EQT Corp.	366,774	0.0
77,732	HF Sinclair Corp.	3,193,231	0.4

See Accompanying Notes to Financial Statements

24

VOYA INDEX PLUS MIDCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
14,513	Matador Resources Co.	$692,560	0.1
8,297	ONEOK, Inc.	677,284	0.1
67,017	Permian Resources Corp.	912,772	0.1
103,677	Range Resources Corp.	4,216,544	0.6
25,993	Weatherford International PLC	1,307,708	0.2
		28,855,517	3.8

	Financials: 17.8%
18,469	Affiliated Managers Group, Inc.	3,634,145	0.5
4,887	Ameriprise Financial, Inc.	2,608,339	0.3
4,584	Assurant, Inc.	905,294	0.1
25,082	Axis Capital Holdings Ltd.	2,604,013	0.3
103,655	Blue Owl Capital, Inc.	1,991,213	0.3
128,411	Cadence Bank	4,106,584	0.5
58,459	Citizens Financial Group, Inc.	2,616,040	0.3
20,706	CNO Financial Group, Inc.	798,837	0.1
70,032	Commerce Bancshares, Inc.	4,353,889	0.6
4,008	East West Bancorp, Inc.	404,728	0.1
148,463	Equitable Holdings, Inc.	8,328,774	1.1
68,491	Essent Group Ltd.	4,159,458	0.5
36,646 (1)	Euronet Worldwide, Inc.	3,715,172	0.5
18,913	Evercore, Inc. - Class A	5,106,888	0.7
60,150	F.N.B. Corp.	876,987	0.1
8,431	Fidelity National Financial, Inc.	472,642	0.1
13,626	Globe Life, Inc.	1,693,576	0.2
84,528	Hancock Whitney Corp.	4,851,907	0.6
18,507	Hanover Insurance Group, Inc.	3,143,784	0.4
21,034	Hartford Financial Services Group, Inc.	2,668,584	0.4
49,480	Interactive Brokers Group, Inc. - Class A	2,741,687	0.4
27,580	Janus Henderson Group PLC	1,071,207	0.1
48,735	Kemper Corp.	3,145,357	0.4
30,087	Loews Corp.	2,757,774	0.4
3,243	LPL Financial Holdings, Inc.	1,216,028	0.2
8,498	Morningstar, Inc.	2,667,777	0.4
2,443	MSCI, Inc.	1,408,976	0.2
146,205	Old Republic International Corp.	5,620,120	0.7
42,337	OneMain Holdings, Inc.	2,413,209	0.3

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
29,276	Popular, Inc.	$3,226,508	0.4
5,896	Primerica, Inc.	1,613,558	0.2
56,944	Prosperity Bancshares, Inc.	3,999,747	0.5
10,891	Reinsurance Group of America, Inc.	2,160,339	0.3
1,428	RenaissanceRe Holdings Ltd.	346,861	0.0
205,903	Rithm Capital Corp.	2,324,645	0.3
29,878	Ryan Specialty Holdings, Inc.	2,031,405	0.3
19,026 (1)(2)	Shift4 Payments, Inc. - Class A	1,885,667	0.2
140,340	SLM Corp.	4,601,749	0.6
59,197	SouthState Corp.	5,447,900	0.7
3,638	Stifel Financial Corp.	377,552	0.1
53,265	Synchrony Financial	3,554,906	0.5
106,629	Synovus Financial Corp.	5,518,051	0.7
21,476 (1)	Toast, Inc. - Class A	951,172	0.1
12,916	Tradeweb Markets, Inc. - Class A	1,890,902	0.2
83,383	Unum Group	6,734,011	0.9
33,245	Western Alliance Bancorp	2,592,445	0.3
108,744	Zions Bancorp NA	5,648,163	0.7
		136,988,570	17.8

	Health Care: 8.9%
1,605 (1)	Alnylam Pharmaceuticals, Inc.	523,374	0.1
1,291	AmerisourceBergen Corp.	387,106	0.0
22,261 (1)	Apellis Pharmaceuticals, Inc.	385,338	0.0
52,393 (1)	BioMarin Pharmaceutical, Inc.	2,880,043	0.4
9,354	Cardinal Health, Inc.	1,571,472	0.2
33,624 (1)	Centene Corp.	1,825,111	0.2
62,746 (1)	Doximity, Inc. - Class A	3,848,840	0.5
117,363 (1)	Exelixis, Inc.	5,172,774	0.7
18,519 (1)	Globus Medical, Inc. - Class A	1,092,991	0.1
31,242 (1)	Haemonetics Corp.	2,330,966	0.3
52,010 (1)	Halozyme Therapeutics, Inc.	2,705,560	0.3
19,217 (1)	HealthEquity, Inc.	2,013,173	0.3
1,481	Humana, Inc.	362,075	0.0
53,174 (1)	Illumina, Inc.	5,073,331	0.7
25,342 (1)	Incyte Corp.	1,725,790	0.2
7,883 (1)	Inspire Medical Systems, Inc.	1,022,977	0.1
3,906 (1)	Insulet Corp.	1,227,187	0.2
31,736 (1)	Jazz Pharmaceuticals PLC	3,367,824	0.4
33,181 (1)	Lantheus Holdings, Inc.	2,716,197	0.4
60,727 (1)	LivaNova PLC	2,733,930	0.4
6,363 (1)	Medpace Holdings, Inc.	1,997,091	0.3

See Accompanying Notes to Financial Statements

25

VOYA INDEX PLUS MIDCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,753 (1)	Molina Healthcare, Inc.	$522,219	0.1
7,642 (1)	Natera, Inc.	1,291,040	0.2
42,087 (1)	Neurocrine Biosciences, Inc.	5,289,915	0.7
40,317 (1)	Option Care Health, Inc.	1,309,496	0.2
8,897 (1)	Penumbra, Inc.	2,283,237	0.3
42,318 (1)	Sarepta Therapeutics, Inc.	723,638	0.1
31,075 (1)	Tenet Healthcare Corp.	5,469,200	0.7
17,134 (1)	United Therapeutics Corp.	4,923,455	0.6
5,883 (1)	Veeva Systems, Inc. - Class A	1,694,186	0.2
		68,469,536	8.9

	Industrials: 22.4%
20,048	Acuity Brands, Inc.	5,981,120	0.8
66,021	AECOM	7,451,130	1.0
7,218 (1)	Alaska Air Group, Inc.	357,147	0.0
5,971	Allison Transmission Holdings, Inc.	567,185	0.1
262,795 (1)	American Airlines Group, Inc.	2,948,560	0.4
9,564	AMETEK, Inc.	1,730,701	0.2
22,702	Applied Industrial Technologies, Inc.	5,277,080	0.7
29,411 (1)	ATI, Inc.	2,539,346	0.3
2,628	BWX Technologies, Inc.	378,590	0.0
14,198	Carlisle Cos., Inc.	5,301,533	0.7
11,797 (1)	Chart Industries, Inc.	1,942,376	0.3
250,483 (1)	Clarivate PLC	1,077,077	0.1
10,987 (1)	Clean Harbors, Inc.	2,539,975	0.3
2,560	Comfort Systems USA, Inc.	1,372,698	0.2
16,701	Concentrix Corp.	882,731	0.1
113,542 (1)	Core & Main, Inc. - Class A	6,852,260	0.9
16,936	Curtiss-Wright Corp.	8,274,083	1.1
35,593	Delta Air Lines, Inc.	1,750,464	0.2
77,168	Donaldson Co., Inc.	5,351,601	0.7
16,136	EMCOR Group, Inc.	8,630,985	1.1
6,059	Equifax, Inc.	1,571,523	0.2
10,886	Esab Corp.	1,312,307	0.2
39,619 (1)	ExlService Holdings, Inc.	1,734,916	0.2
34,421	Flowserve Corp.	1,801,939	0.2
56,382 (1)	Fluor Corp.	2,890,705	0.4
35,778	Fortive Corp.	1,865,107	0.2
6,853 (1)	FTI Consulting, Inc.	1,106,759	0.1
17,821 (1)	Gates Industrial Corp. PLC	410,418	0.1
84,481	Genpact Ltd.	3,718,009	0.5
4,579	Graco, Inc.	393,657	0.1
59,704	Hexcel Corp.	3,372,679	0.4
31,492	Ingersoll Rand, Inc.	2,619,505	0.3
18,398	ITT, Inc.	2,885,358	0.4
36,026 (1)	Kirby Corp.	4,085,709	0.5
14,018	Leidos Holdings, Inc.	2,211,480	0.3

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
160,216 (1)	Lyft, Inc. - Class A	$2,525,004	0.3
30,818 (1)	MasTec, Inc.	5,252,312	0.7
16,602	MSA Safety, Inc.	2,781,333	0.4
4,505	MSC Industrial Direct Co., Inc. - Class A	383,015	0.1
60,731 (1)	Nextracker, Inc. - Class A	3,301,944	0.4
82,681	nVent Electric PLC	6,056,383	0.8
42,776	Owens Corning	5,882,555	0.8
14,142 (1)	Paylocity Holding Corp.	2,562,389	0.3
4,067	Pentair PLC	417,518	0.1
16,401	RB Global, Inc.	1,741,622	0.2
28,933	Regal Rexnord Corp.	4,194,128	0.5
31,845	Ryder System, Inc.	5,063,355	0.7
52,617	Schneider National, Inc. - Class B	1,270,700	0.2
41,248	Sensata Technologies Holding PLC	1,241,977	0.2
29,216	SS&C Technologies Holdings, Inc.	2,419,085	0.3
23,335	Terex Corp.	1,089,511	0.1
11,461	TransUnion	1,008,568	0.1
26,258 (1)	U-Haul Holding Co.	1,590,184	0.2
22,901 (1)	United Airlines Holdings, Inc.	1,823,607	0.2
15,296	Vertiv Holdings Co. - Class A	1,964,159	0.3
5,347	Watsco, Inc.	2,361,342	0.3
21,682	Watts Water Technologies, Inc. - Class A	5,331,387	0.7
27,209	WESCO International, Inc.	5,039,107	0.7
11,397	Westinghouse Air Brake Technologies Corp.	2,385,962	0.3
1,718	Woodward, Inc.	421,065	0.1
3,396 (1)	XPO, Inc.	428,881	0.1
		171,723,806	22.4

	Information Technology: 11.3%
10,910 (1)	Arrow Electronics, Inc.	1,390,261	0.2
72,070	Avnet, Inc.	3,825,476	0.5
31,243 (1)	BILL Holdings, Inc.	1,445,301	0.2
55,575 (1)	Ciena Corp.	4,519,915	0.6
28,206 (1)	Cirrus Logic, Inc.	2,940,616	0.4
27,355 (1)	Coherent Corp.	2,440,340	0.3
5,262 (1)	CommVault Systems, Inc.	917,324	0.1
8,730 (1)	Datadog, Inc. - Class A	1,172,701	0.2
55,736 (1)	DocuSign, Inc.	4,341,277	0.6
78,453 (1)	Dropbox, Inc. - Class A	2,243,756	0.3
66,642 (1)	DXC Technology Co.	1,018,956	0.1
89,875 (1)	Dynatrace, Inc.	4,961,999	0.6
11,362 (1)	F5, Inc.	3,344,064	0.4
12,667 (1)	Fannie Mae	3,732,712	0.5
129,545 (1)	Flex Ltd.	6,466,886	0.8
17,826 (1)	Guidewire Software, Inc.	4,197,132	0.6

See Accompanying Notes to Financial Statements

26

VOYA INDEX PLUS MIDCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
115,465	Hewlett Packard Enterprise Co.	$2,361,259	0.3
1,252 (1)	HubSpot, Inc.	696,901	0.1
73,495 (1)	Kyndryl Holdings, Inc.	3,083,850	0.4
11,905 (1)	Manhattan Associates, Inc.	2,350,880	0.3
1,811	Monolithic Power Systems, Inc.	1,324,529	0.2
20,032	NetApp, Inc.	2,134,410	0.3
17,759 (1)	Nutanix, Inc. - Class A	1,357,498	0.2
42,512 (1)	Okta, Inc.	4,249,925	0.6
8,268 (1)	Onto Innovation, Inc.	834,489	0.1
131,135 (1)	Pure Storage, Inc. - Class A	7,550,753	1.0
11,926 (1)	Ralliant Corp.	578,292	0.1
72,247 (1)	Rambus, Inc.	4,625,253	0.6
23,901 (1)	Samsara, Inc. - Class A	950,782	0.1
12,850 (1)	Silicon Laboratories, Inc.	1,893,576	0.2
5,431 (1)	Synaptics, Inc.	352,037	0.0
18,693	TD SYNNEX Corp.	2,536,640	0.3
7,110 (1)	Zoom Video Communications, Inc. - Class A	554,438	0.1
		86,394,228	11.3

	Materials: 5.0%
88,245	Alcoa Corp.	2,604,110	0.3
34,242	AptarGroup, Inc.	5,356,476	0.7
11,099	Avient Corp.	358,609	0.0
101,171 (1)	Axalta Coating Systems Ltd.	3,003,767	0.4
9,115	Cabot Corp.	683,625	0.1
15,501	Carpenter Technology Corp.	4,284,166	0.6
66,446	Commercial Metals Co.	3,249,874	0.4
29,976	DuPont de Nemours, Inc.	2,056,054	0.3
8,420	Eastman Chemical Co.	628,637	0.1
78,326	Element Solutions, Inc.	1,774,084	0.2
1,995	Reliance Steel & Aluminum Co.	626,230	0.1
34,474	Royal Gold, Inc.	6,130,856	0.8
59,259	RPM International, Inc.	6,509,009	0.8
7,138	Silgan Holdings, Inc.	386,737	0.1
10,029	Smurfit WestRock PLC	432,751	0.1
		38,084,985	5.0

	Real Estate: 7.2%
105,252	American Homes 4 Rent - Class A	3,796,440	0.5
208,759	Brixmor Property Group, Inc.	5,436,084	0.7
8,710 (1)	CBRE Group, Inc. - Class A	1,220,445	0.2
144,978	COPT Defense Properties	3,998,493	0.5

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
79,209	Cousins Properties, Inc.	$2,378,646	0.3
8,843	Digital Realty Trust, Inc.	1,541,600	0.2
67,297	EPR Properties	3,920,723	0.5
97,717	First Industrial Realty Trust, Inc.	4,703,119	0.6
130,759	Gaming and Leisure Properties, Inc.	6,103,830	0.8
126,331	Host Hotels & Resorts, Inc.	1,940,444	0.3
22,668 (1)	Jones Lang LaSalle, Inc.	5,798,021	0.8
125,059	National Retail Properties, Inc.	5,400,048	0.7
164,619	Park Hotels & Resorts, Inc.	1,684,053	0.2
211,502	Sabra Health Care REIT, Inc.	3,900,097	0.5
7,142	Simon Property Group, Inc.	1,148,148	0.2
50,252	STAG Industrial, Inc.	1,823,143	0.2
6,054	WP Carey, Inc.	377,649	0.0
		55,170,983	7.2

	Utilities: 3.1%
56,962	Black Hills Corp.	3,195,568	0.4
27,266	Edison International	1,406,925	0.2
68,256	National Fuel Gas Co.	5,781,966	0.8
62,192	NorthWestern Corp.	3,190,450	0.4
62,579	OGE Energy Corp.	2,777,256	0.4
36,398	ONE Gas, Inc.	2,615,560	0.3
77,299	PG&E Corp.	1,077,548	0.1
10,547	Portland General Electric Co.	428,525	0.1
90,916	UGI Corp.	3,311,161	0.4
		23,784,959	3.1
	Total Common Stock (Cost $712,739,571)	760,838,453	99.2

See Accompanying Notes to Financial Statements

27

VOYA INDEX PLUS MIDCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
	Repurchase Agreements: 0.1%
1,000,000 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $1,000,123, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $1,016,993, due 07/15/26-02/15/54)	$1,000,000	0.1
183,826 (3)	TD Securities (USA) LLC, Repurchase Agreement dated 06/30/2025, 4.400%, due 07/01/2025 (Repurchase Amount $183,848, collateralized by various U.S. Government Securities, 4.750%, Market Value plus accrued interest $187,503, due 05/15/55)	183,826	0.0
	Total Repurchase Agreements (Cost $1,183,826)	1,183,826	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
6,720,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $6,720,000)	$6,720,000	0.9
	Total Short-Term Investments (Cost $7,903,826)	7,903,826	1.0
	Total Investments in Securities (Cost $720,643,397)	$768,742,279	100.2
	Liabilities in Excess of Other Assets	(1,256,717)	(0.2)
	Net Assets	$767,485,562	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

28

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table Investments, at fair value
Common Stock*	$760,838,453	$—	$—	$760,838,453
Short-Term Investments	6,720,000	1,183,826	—	7,903,826
Total Investments, at fair value	$767,558,453	$1,183,826	$—	$768,742,279
Other Financial Instruments+
Futures	131,926	—	—	131,926
Total Assets	$767,690,379	$1,183,826	$—	$768,874,205

^	See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2025, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
S&P Mid 400 E-Mini Index	18	09/19/25	$5,625,900	$131,926
			$5,625,900	$131,926

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

Derivatives not accounted for as hedging instruments Asset Derivatives	Location on Statement of Assets and Liabilities	Fair Value
Equity contracts	Variation margin receivable on futures contracts*	$131,926
Total Asset Derivatives		$131,926

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day's unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$682,186
Total	$682,186

See Accompanying Notes to Financial Statements

29

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$172,515
Total	$172,515

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $722,123,759.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$82,141,258
Gross Unrealized Depreciation	(35,390,812)
Net Unrealized Appreciation	$46,750,446

See Accompanying Notes to Financial Statements

30

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.6%
	Communication Services: 2.9%
15,972	ATN International, Inc.	$259,545	0.1
32,887 (1)	Bandwidth, Inc. - Class A	522,903	0.1
2,185	Cable One, Inc.	296,745	0.1
24,126(1)	Cars.com, Inc.	285,893	0.1
70,031(1)	Eventbrite, Inc. - Class A	184,182	0.0
7,011(1)	EverQuote, Inc. - Class A	169,526	0.0
150,597(1)	iHeartMedia, Inc. - Class A	265,051	0.1
26,155(1)	Integral Ad Science Holding Corp.	217,348	0.1
15,906	Iridium Communications, Inc.	479,884	0.1
5,110	John Wiley & Sons, Inc. - Class A	228,059	0.1
277,964(1)	Lumen Technologies, Inc.	1,217,482	0.3
90,072	National CineMedia, Inc.	436,399	0.1
11,342	New York Times Co. - Class A	634,925	0.2
15,042(1)	QuinStreet, Inc.	242,176	0.1
169,190(1)	Taboola.com Ltd.	619,235	0.2
40,420	Telephone and Data Systems, Inc.	1,438,144	0.4
26,501(1)	Thryv Holdings, Inc.	322,252	0.1
65,952(1)	TripAdvisor, Inc.	860,674	0.2
48,849(1)	Yelp, Inc.	1,674,055	0.5
		10,354,478	2.9

	Consumer Discretionary: 12.2%
7,585	Academy Sports & Outdoors, Inc.	339,884	0.1
19,551(1)	Adtalem Global Education, Inc.	2,487,474	0.7
254,250(1)	American Axle & Manufacturing Holdings, Inc.	1,037,340	0.3
134,171 (2)	American Eagle Outfitters, Inc.	1,290,725	0.4
8,066(1)	America's Car-Mart, Inc.	452,019	0.1
1,104(1)	Asbury Automotive Group, Inc.	263,348	0.1
187,252(1)	BARK, Inc.	164,688	0.0
1,070(1)	Boot Barn Holdings, Inc.	162,640	0.0
34,271	BorgWarner, Inc.	1,147,393	0.3
6,283(1)	Brinker International, Inc.	1,133,013	0.3
10,371	Carriage Services, Inc.	474,370	0.1
3,275(1)	Cavco Industries, Inc.	1,422,758	0.4
10,816 (2)	Cheesecake Factory, Inc.	677,731	0.2
2,003(1)	Crocs, Inc.	202,864	0.1
87,187	Dana, Inc.	1,495,257	0.4
14,449	Dine Brands Global, Inc.	351,544	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
7,955 (1)	Dorman Products, Inc.	$975,840	0.3
6,648 (1)(2)	Etsy, Inc.	333,464	0.1
70,413 (1)	European Wax Center, Inc. - Class A	396,425	0.1
22,190 (1)	Foot Locker, Inc.	543,655	0.1
34,480 (1)	Frontdoor, Inc.	2,032,251	0.6
19,288 (1)	Genius Sports Ltd.	200,595	0.0
10,176 (1)(2)	GigaCloud Technology, Inc. - Class A	201,281	0.1
41,681 (1)	G-III Apparel Group Ltd.	933,654	0.3
2,164 (1)	Grand Canyon Education, Inc.	408,996	0.1
540	Group 1 Automotive, Inc.	235,823	0.1
37,929 (2)	Guess, Inc.	458,562	0.1
3,328	Installed Building Products, Inc.	600,105	0.2
25,801	International Game Technology PLC	407,914	0.1
20,314	Kontoor Brands, Inc.	1,340,115	0.4
17,663 (1)	M/I Homes, Inc.	1,980,376	0.5
2,602	Meritage Homes Corp.	174,256	0.0
19,971	Monarch Casino & Resort, Inc.	1,726,293	0.5
4,733	Nathan's Famous, Inc.	523,375	0.1
8,510	OneSpaWorld Holdings Ltd.	173,519	0.0
41,577	Perdoceo Education Corp.	1,359,152	0.4
14,044	Phinia, Inc.	624,818	0.2
3,058	PVH Corp.	209,779	0.1
1,947	Ralph Lauren Corp.	534,023	0.1
21,339	Rent-A-Center, Inc.	535,609	0.1
12,511	Rocky Brands, Inc.	277,619	0.1
23,868 (1)	Rush Street Interactive, Inc.	355,633	0.1
124,954 (1)	Sabre Corp.	394,855	0.1
34,278 (1)	Sally Beauty Holdings, Inc.	317,414	0.1
13,989 (1)	Shake Shack, Inc. - Class A	1,966,853	0.5
30,591	Shoe Carnival, Inc.	572,358	0.2
2,783 (1)	Skyline Champion Corp.	174,244	0.0
3,252	Sonic Automotive, Inc. - Class A	259,932	0.1
28,438	Standard Motor Products, Inc.	873,615	0.2
33,692	Steven Madden Ltd.	807,934	0.2
1,993	Strategic Education, Inc.	169,664	0.0
17,217 (1)	Stride, Inc.	2,499,736	0.7
2,326	Tapestry, Inc.	204,246	0.1
63,420 (1)	Tri Pointe Homes, Inc.	2,026,269	0.6
34,212 (1)	Urban Outfitters, Inc.	2,481,739	0.7
14,707 (1)	Warby Parker, Inc. - Class A	322,525	0.1
32,408	Wendy's Co.	370,099	0.1

See Accompanying Notes to Financial Statements

31

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
6,483	Weyco Group, Inc.	$214,976	0.1
		44,302,639	12.2

	Consumer Staples: 3.2%
24,607	Andersons, Inc.	904,307	0.2
8,209 (1)	BellRing Brands, Inc.	475,547	0.1
1,712	Cal-Maine Foods, Inc.	170,567	0.0
7,462 (1)	Central Garden & Pet Co.	262,513	0.1
13,985 (1)	Chefs' Warehouse, Inc.	892,383	0.2
1,953	Coca-Cola Consolidated, Inc.	218,052	0.1
16,363	Dole PLC	228,918	0.1
41,343	Edgewell Personal Care Co.	967,840	0.3
18,427	Fresh Del Monte Produce, Inc.	597,403	0.2
29,892 (1)	Honest Co., Inc.	152,150	0.0
7,265 (1)	National Beverage Corp.	314,139	0.1
14,258 (1)	Nature's Sunshine Products, Inc.	210,876	0.1
8,487	PriceSmart, Inc.	891,474	0.2
54,158 (1)	Simply Good Foods Co.	1,710,851	0.5
9,034	SpartanNash Co.	239,311	0.1
11,167	Turning Point Brands, Inc.	846,124	0.2
29,501 (1)	United Natural Foods, Inc.	687,668	0.2
14,707	Universal Corp.	856,536	0.2
7,871 (1)	US Foods Holding Corp.	606,146	0.2
1,056	WD-40 Co.	240,863	0.1
		11,473,668	3.2

	Energy: 3.9%
10,042 (1)	Antero Resources Corp.	404,492	0.1
55,311	Berry Corp.	153,212	0.0
14,846 (1)	Bristow Group, Inc.	489,473	0.1
33,121	California Resources Corp.	1,512,636	0.4
125,732	Crescent Energy Co. - Class A	1,081,295	0.3
10,188	Excelerate Energy, Inc. - Class A	298,712	0.1
28,418 (1)	Forum Energy Technologies, Inc.	553,298	0.2
160,005 (1)	Helix Energy Solutions Group, Inc.	998,431	0.3
74,277	Liberty Energy, Inc.	852,700	0.2
7,005	Magnolia Oil & Gas Corp. - Class A	157,472	0.0
5,541	Northern Oil and Gas, Inc.	157,087	0.0
7,693 (1)	Oceaneering International, Inc.	159,399	0.1
8,622 (1)	Par Pacific Holdings, Inc.	228,742	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
247,154	Patterson-UTI Energy, Inc.	$1,465,623	0.4
62,207	Peabody Energy Corp.	834,818	0.2
127,906 (1)	ProPetro Holding Corp.	763,599	0.2
6,499	Riley Exploration Permian, Inc.	170,469	0.1
66,063	SM Energy Co.	1,632,417	0.5
30,489 (1)	Vital Energy, Inc.	490,568	0.1
58,352	World Fuel Services Corp.	1,654,279	0.5
		14,058,722	3.9

	Financials: 19.9%
102,420	AG Mortgage Investment Trust, Inc.	773,271	0.2
28,482	Angel Oak Mortgage REIT, Inc.	268,300	0.1
38,955	Artisan Partners Asset Management, Inc. - Class A	1,726,875	0.5
7,296 (1)	Atlanticus Holdings Corp.	399,456	0.1
29,616	Banner Corp.	1,899,866	0.5
67,837	Berkshire Hills Bancorp, Inc.	1,698,638	0.5
206,912	BGC Group, Inc. - Class A	2,116,710	0.6
23,614	Blue Owl Capital, Inc.	453,625	0.1
18,806	Bread Financial Holdings, Inc.	1,074,199	0.3
33,246	Brightsphere Investment Group, Inc.	1,171,589	0.3
228,739	Capitol Federal Financial, Inc.	1,395,308	0.4
35,461	Central Pacific Financial Corp.	993,972	0.3
13,266	Chimera Investment Corp.	183,999	0.0
7,896 (2)	CNB Financial Corp.	180,503	0.0
24,498 (1)	Consumer Portfolio Services, Inc.	240,815	0.1
16,367 (1)	Customers Bancorp, Inc.	961,398	0.3
12,123 (1)	Donnelley Financial Solutions, Inc.	747,383	0.2
8,970	Eagle Bancorp, Inc.	174,736	0.0
13,132 (2)	Ellington Financial, Inc.	170,585	0.0
22,740	Enact Holdings, Inc.	844,791	0.2
12,670 (1)	Encore Capital Group, Inc.	490,456	0.1
20,808 (1)	Enova International, Inc.	2,320,508	0.6
5,836 (1)	Euronet Worldwide, Inc.	591,654	0.2
1,374	Evercore, Inc. - Class A	371,007	0.1
83,747 (1)	EZCORP, Inc. - Class A	1,162,408	0.3
115,273	First BanCorp/Puerto Rico	2,401,137	0.7

See Accompanying Notes to Financial Statements

32

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
16,778	First Financial Bancorp	$407,034	0.1
6,817	First Financial Corp.	369,413	0.1
108,629 (2)	Franklin BSP Realty Trust, Inc.	1,161,244	0.3
11,698	Fulton Financial Corp.	211,032	0.1
3,761	Globe Life, Inc.	467,455	0.1
3,997	Goosehead Insurance, Inc. - Class A	421,723	0.1
24,800 (1)	Hamilton Insurance Group Ltd. - Class B	536,176	0.1
13,153	Hancock Whitney Corp.	754,982	0.2
38,428	Hanmi Financial Corp.	948,403	0.3
6,804	HCI Group, Inc.	1,035,569	0.3
42,449	Heritage Financial Corp.	1,011,984	0.3
10,983 (1)	Heritage Insurance Holdings, Inc.	273,916	0.1
7,580 (1)	Hippo Holdings, Inc.	211,709	0.1
51,455	Hope Bancorp, Inc.	552,112	0.2
31,876	Horace Mann Educators Corp.	1,369,712	0.4
20,112	Independent Bank Corp. Michigan	651,830	0.2
4,953	Jackson Financial, Inc. - Class A	439,777	0.1
146,524	KKR Real Estate Finance Trust, Inc.	1,285,015	0.4
37,230 (1)	LendingClub Corp.	447,877	0.1
27,031	Lincoln National Corp.	935,273	0.3
13,329	Midland States Bancorp, Inc.	230,858	0.1
17,078 (1)	Mr Cooper Group, Inc.	2,548,208	0.7
67,921	Navient Corp.	957,686	0.3
16,830	NBT Bancorp, Inc.	699,287	0.2
24,668	New York Mortgage Trust, Inc.	165,276	0.0
56,250 (1)	NMI Holdings, Inc. - Class A	2,373,188	0.7
25,174	OceanFirst Financial Corp.	443,314	0.1
43,150	OFG Bancorp	1,846,820	0.5
8,981	OneMain Holdings, Inc.	511,917	0.1
25,970	Pacific Premier Bancorp, Inc.	547,707	0.2
3,598 (1)	Palomar Holdings, Inc.	554,992	0.2
3,475	Pathward Financial, Inc.	274,942	0.1
196,875 (1)	Payoneer Global, Inc.	1,348,594	0.4
8,581	Piper Sandler Cos.	2,385,003	0.7
11,010	PJT Partners, Inc. - Class A	1,816,760	0.5
3,489	Popular, Inc.	384,523	0.1
30,566	Radian Group, Inc.	1,100,987	0.3
4,727	Red River Bancshares, Inc.	277,475	0.1
13,212	Regional Management Corp.	385,923	0.1
38,883	Rithm Capital Corp.	438,989	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
34,917	Riverview Bancorp, Inc.	$192,043	0.1
21,668	S&T Bancorp, Inc.	819,484	0.2
10,862	Sierra Bancorp	322,493	0.1
28,539	Southside Bancshares, Inc.	839,903	0.2
5,392 (1)	StoneX Group, Inc.	491,427	0.1
2,791	Tompkins Financial Corp.	175,079	0.0
69,618	TPG RE Finance Trust, Inc.	537,451	0.1
29,809	TrustCo Bank Corp. NY	996,217	0.3
114,942 (2)	Two Harbors Investment Corp.	1,237,925	0.3
50,965	United Community Banks, Inc.	1,518,247	0.4
29,838	United Fire Group, Inc.	856,351	0.2
36,074	Universal Insurance Holdings, Inc.	1,000,332	0.3
9,178	Unum Group	741,215	0.2
13,591 (1)	Velocity Financial, Inc.	251,977	0.1
6,073	Virtus Investment Partners, Inc.	1,101,642	0.3
32,745	Westamerica BanCorp	1,586,168	0.4
155,903	WisdomTree, Inc.	1,794,444	0.5
		72,060,272	19.9

	Health Care: 10.3%
19,918 (1)	10X Genomics, Inc. - Class A	230,651	0.1
38,715 (1)	ACADIA Pharmaceuticals, Inc.	835,083	0.2
13,114 (1)	Addus HomeCare Corp.	1,510,602	0.4
70,021 (1)	ADMA Biologics, Inc.	1,275,082	0.3
48,071 (1)	Alkermes PLC	1,375,311	0.4
20,694 (1)	Alphatec Holdings, Inc.	229,703	0.1
47,182 (1)	Amicus Therapeutics, Inc.	270,353	0.1
17,808 (1)	AMN Healthcare Services, Inc.	368,091	0.1
7,534 (1)	Amphastar Pharmaceuticals, Inc.	172,981	0.0
3,785 (1)	ANI Pharmaceuticals, Inc.	246,971	0.1
26,987 (1)	Arcus Biosciences, Inc.	219,674	0.1
26,278 (1)	Ardent Health Partners, Inc.	358,958	0.1
20,655 (1)	Arrowhead Pharmaceuticals, Inc.	326,349	0.1
32,486 (1)	Aurinia Pharmaceuticals, Inc.	275,156	0.1
26,638 (1)	Bioventus, Inc. - Class A	176,344	0.0
33,007 (1)	Catalyst Pharmaceuticals, Inc.	716,252	0.2
23,255	CONMED Corp.	1,211,120	0.3
20,478 (1)	Corcept Therapeutics, Inc.	1,503,085	0.4

See Accompanying Notes to Financial Statements

33

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
5,189 (1)	Doximity, Inc. - Class A	$318,293	0.1
13,460 (1)	Electromed, Inc.	295,985	0.1
15,819	Embecta Corp.	153,286	0.0
7,129 (1)	Exelixis, Inc.	314,211	0.1
2,179 (1)	GeneDx Holdings Corp.	201,144	0.1
6,183 (1)	Glaukos Corp.	638,642	0.2
21,597 (1)	Harmony Biosciences Holdings, Inc.	682,465	0.2
17,583	HealthStream, Inc.	486,522	0.1
4,352 (1)	Insmed, Inc.	437,985	0.1
11,973 (1)	Inspire Medical Systems, Inc.	1,553,736	0.4
11,880 (1)	Integer Holdings Corp.	1,460,884	0.4
9,151	iRadimed Corp.	547,138	0.1
1,627 (1)	Jazz Pharmaceuticals PLC	172,657	0.0
20,056 (1)	Kiniksa Pharmaceuticals International PLC	554,950	0.2
1,840 (1)	Krystal Biotech, Inc.	252,926	0.1
5,262 (1)	Lantheus Holdings, Inc.	430,747	0.1
15,513	LeMaitre Vascular, Inc.	1,288,355	0.4
14,170 (1)	LivaNova PLC	637,933	0.2
28,583 (1)	Merit Medical Systems, Inc.	2,671,939	0.7
47,358 (1)	Myriad Genetics, Inc.	251,471	0.1
5,185	National HealthCare Corp.	554,847	0.2
6,122 (1)	Omnicell, Inc.	179,987	0.0
56,384 (1)	Owens & Minor, Inc.	513,094	0.1
25,688	Phibro Animal Health Corp. - Class A	656,072	0.2
11,297 (1)	Phreesia, Inc.	321,513	0.1
17,831 (1)	Prestige Consumer Healthcare, Inc.	1,423,805	0.4
49,366 (1)	Privia Health Group, Inc.	1,135,418	0.3
45,073 (1)	Progyny, Inc.	991,606	0.3
27,522 (1)	Protagonist Therapeutics, Inc.	1,521,141	0.4
3,056 (1)	RadNet, Inc.	173,917	0.0
16,830 (1)	RxSight, Inc.	218,790	0.1
18,922 (1)	SI-BONE, Inc.	356,112	0.1
45,100 (1)	Supernus Pharmaceuticals, Inc.	1,421,552	0.4
38,309 (1)	Tactile Systems Technology, Inc.	388,453	0.1
15,176 (1)	Tandem Diabetes Care, Inc.	282,881	0.1
1,497	Teleflex, Inc.	177,185	0.0
38,891 (1)	TG Therapeutics, Inc.	1,399,687	0.4
28,170 (1)	Varex Imaging Corp.	244,234	0.1
16,229 (1)	Vericel Corp.	690,544	0.2
		37,303,873	10.3

	Industrials: 18.7%
2,962 (1)	AAR Corp.	203,756	0.1
50,196	ACCO Brands Corp.	179,702	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,674	Acuity Brands, Inc.	$797,761	0.2
1,030 (1)	AeroVironment, Inc.	293,498	0.1
4,232	Air Lease Corp.	247,530	0.1
20,233	Albany International Corp. - Class A	1,418,940	0.4
11,362 (1)	Allegiant Travel Co.	624,342	0.2
11,527	Allient, Inc.	418,545	0.1
9,615 (1)	American Superconductor Corp.	352,774	0.1
21,815	Apogee Enterprises, Inc.	885,689	0.2
1,618	Applied Industrial Technologies, Inc.	376,104	0.1
5,191	ArcBest Corp.	399,759	0.1
9,634	Arcosa, Inc.	835,364	0.2
5,133	Armstrong World Industries, Inc.	833,805	0.2
34,770 (1)(2)	Array Technologies, Inc.	205,143	0.1
5,189 (1)	Astronics Corp.	173,728	0.0
13,696 (1)	Bowman Consulting Group Ltd.	393,760	0.1
31,091	Brady Corp. - Class A	2,113,255	0.6
5,297	Cadre Holdings, Inc.	168,709	0.0
6,784 (1)	Cimpress PLC	318,848	0.1
40,218	Concrete Pumping Holdings, Inc.	247,341	0.1
16,259 (1)	Core & Main, Inc. - Class A	981,231	0.3
8,646 (1)	CoreCivic, Inc.	182,171	0.1
20,859	CSG Systems International, Inc.	1,362,301	0.4
7,033	CSW Industrials, Inc.	2,017,275	0.6
70,278	Deluxe Corp.	1,118,123	0.3
15,938 (1)	DXP Enterprises, Inc.	1,396,966	0.4
1,525 (1)	Dycom Industries, Inc.	372,695	0.1
12,518	EnPro Industries, Inc.	2,397,823	0.7
2,356	ESCO Technologies, Inc.	452,046	0.1
4,006 (1)	Everus Construction Group, Inc.	254,501	0.1
2,118	Federal Signal Corp.	225,398	0.1
12,935 (1)	Franklin Covey Co.	295,177	0.1
25,814	Franklin Electric Co., Inc.	2,316,548	0.6
78,130 (1)	Gates Industrial Corp. PLC	1,799,334	0.5
8,340 (1)	Gibraltar Industries, Inc.	492,060	0.1
13,686 (1)	GMS, Inc.	1,488,353	0.4
23,325 (2)	Granite Construction, Inc.	2,181,121	0.6
16,153	Griffon Corp.	1,168,993	0.3
23,002 (1)	Hayward Holdings, Inc.	317,428	0.1
7,210	Heidrick & Struggles International, Inc.	329,930	0.1
41,318	Hillenbrand, Inc.	829,252	0.2
3,660	HNI Corp.	179,999	0.1
56,123 (1)	Hudson Technologies, Inc.	455,719	0.1

See Accompanying Notes to Financial Statements

34

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
15,476 (1)	IBEX Holdings Ltd.	$450,352	0.1
43,545	Interface, Inc.	911,397	0.3
6,625	John Bean Technologies Corp.	796,723	0.2
21,405	Kelly Services, Inc. - Class A	250,653	0.1
68,380	Kennametal, Inc.	1,570,005	0.4
15,277	Korn Ferry	1,120,262	0.3
5,414 (1)	Kratos Defense & Security Solutions, Inc.	251,480	0.1
54,675 (1)	Legalzoom.com, Inc.	487,154	0.1
18,714 (1)	Liquidity Services, Inc.	441,463	0.1
48,451 (1)	Lyft, Inc. - Class A	763,588	0.2
25,662	Marten Transport Ltd.	333,349	0.1
35,342 (1)	Matrix Service Co.	477,470	0.1
19,054 (1)	Mercury Systems, Inc.	1,026,248	0.3
22,035 (1)	Mistras Group, Inc.	176,500	0.0
1,215	Moog, Inc. - Class A	219,879	0.1
36,445	Mueller Water Products, Inc. - Class A	876,138	0.2
1,594 (1)	MYR Group, Inc.	289,231	0.1
5,003 (1)	Nextracker, Inc. - Class A	272,013	0.1
100,117 (1)	NOW, Inc.	1,484,735	0.4
6,060	nVent Electric PLC	443,895	0.1
21,600	Pitney Bowes, Inc.	235,656	0.1
27,082 (1)	Proto Labs, Inc.	1,084,363	0.3
9,368	Quanex Building Products Corp.	177,055	0.0
95,218 (1)	Resideo Technologies, Inc.	2,100,509	0.6
5,150	Robert Half International, Inc.	211,408	0.1
16,903	Schneider National, Inc. - Class B	408,207	0.1
18,870 (1)	SkyWest, Inc.	1,943,044	0.5
16,975 (1)	SPX Technologies, Inc.	2,846,368	0.8
41,239	Steelcase, Inc. - Class A	430,123	0.1
10,838 (1)	Sterling Infrastructure, Inc.	2,500,652	0.7
30,215 (1)	Sun Country Airlines Holdings, Inc.	355,026	0.1
16,792	Tennant Co.	1,301,044	0.4
13,097 (1)	Thermon Group Holdings, Inc.	367,764	0.1
20,035 (1)	Triumph Group, Inc.	515,901	0.1
10,555 (1)	Tutor Perini Corp.	493,763	0.1
2,431	UL Solutions, Inc. - Class A	177,123	0.0
10,512	UniFirst Corp.	1,978,569	0.5
9,367 (1)	Vicor Corp.	424,887	0.1
26,528	Virco Mfg. Corp.	211,693	0.1
2,124	Watts Water Technologies, Inc. - Class A	522,270	0.1
9,580	WillScot Mobile Mini Holdings Corp.	262,492	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
65,285	Zurn Elkay Water Solutions Corp.	$2,387,472	0.7
		67,680,721	18.7

	Information Technology: 12.5%
41,095	A10 Networks, Inc.	795,188	0.2
43,998 (1)	ACI Worldwide, Inc.	2,019,948	0.6
14,610	Adeia, Inc.	206,585	0.1
30,277 (1)	ADTRAN Holdings, Inc.	271,585	0.1
5,259	Advanced Energy Industries, Inc.	696,818	0.2
2,832 (1)	Agilysys, Inc.	324,660	0.1
26,326 (1)	Alarm.com Holdings, Inc.	1,489,262	0.4
15,693 (1)	Alkami Technology, Inc.	472,987	0.1
77,705 (1)	Arlo Technologies, Inc.	1,317,877	0.4
9,470 (1)	AvePoint, Inc.	182,866	0.0
19,041 (1)	Aviat Networks, Inc.	457,936	0.1
14,376 (1)	Axcelis Technologies, Inc.	1,001,863	0.3
2,561	Badger Meter, Inc.	627,317	0.2
23,785	Benchmark Electronics, Inc.	923,572	0.3
12,421 (1)	Box, Inc. - Class A	424,426	0.1
21,739 (1)	Calix, Inc.	1,156,297	0.3
52,358 (1)	CEVA, Inc.	1,150,829	0.3
75,029 (1)(2)	Cleanspark, Inc.	827,570	0.2
19,235	Clear Secure, Inc. - Class A	533,964	0.1
64,595 (1)	Cohu, Inc.	1,242,808	0.3
5,102 (1)	Credo Technology Group Holding Ltd.	472,394	0.1
21,947 (1)	Digi International, Inc.	765,072	0.2
44,750 (1)	DoubleVerify Holdings, Inc.	669,908	0.2
100,971 (1)	DXC Technology Co.	1,543,847	0.4
23,997 (1)	ePlus, Inc.	1,730,184	0.5
53,563 (1)	Extreme Networks, Inc.	961,456	0.3
77,146 (1)	Harmonic, Inc.	730,573	0.2
9,784 (1)	Ichor Holdings Ltd.	192,158	0.1
6,911 (1)	Impinj, Inc.	767,605	0.2
2,253 (1)	Insight Enterprises, Inc.	311,106	0.1
890	InterDigital, Inc.	199,565	0.1
16,448 (1)	Itron, Inc.	2,165,050	0.6
48,783 (1)	LiveRamp Holdings, Inc.	1,611,790	0.4
91,596 (1)(2)	Marathon Digital Holdings, Inc.	1,436,225	0.4
26,476 (1)	NCR Corp.	310,563	0.1
51,802 (1)	NetScout Systems, Inc.	1,285,208	0.4
26,049 (1)	Olo, Inc. - Class A	231,836	0.1
41,294 (1)	Ooma, Inc.	532,693	0.1
3,993 (1)	OSI Systems, Inc.	897,866	0.2
19,339 (1)	Pagaya Technologies Ltd. - Class A	412,307	0.1
22,107 (1)	PagerDuty, Inc.	337,795	0.1

See Accompanying Notes to Financial Statements

35

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
15,576	PC Connection, Inc.	$1,024,589	0.3
49,132 (1)	PDF Solutions, Inc.	1,050,442	0.3
29,709 (1)	Photronics, Inc.	559,420	0.2
15,440 (1)	PROS Holdings, Inc.	241,790	0.1
6,959 (1)	Qorvo, Inc.	590,889	0.2
7,264 (1)	Rambus, Inc.	465,041	0.1
137,452 (1)	Ribbon Communications, Inc.	551,183	0.1
36,067 (1)	Sandisk Corp.	1,635,638	0.4
2,751 (1)	Sanmina Corp.	269,130	0.1
32,877 (1)	ScanSource, Inc.	1,374,587	0.4
45,488 (1)	SEMrush Holdings, Inc. - Class A	411,666	0.1
34,209 (1)(2)	SMART Global Holdings, Inc.	677,680	0.2
3,961 (1)	SPS Commerce, Inc.	539,052	0.1
39,485 (1)	Unisys Corp.	178,867	0.0
46,877 (1)	Veeco Instruments, Inc.	952,541	0.3
43,615 (1)	Viavi Solutions, Inc.	439,203	0.1
33,668 (1)	Weave Communications, Inc.	280,118	0.1
58,873 (2)	Xerox Holdings Corp.	310,261	0.1
		45,241,656	12.5

	Materials: 5.0%
5,667 (1)	Alpha Metallurgical Resources, Inc.	637,424	0.2
6,422	Balchem Corp.	1,022,382	0.3
3,839	Celanese Corp.	212,412	0.1
56,790	Chemours Co.	650,246	0.2
97,143	Element Solutions, Inc.	2,200,289	0.6
4,219	FMC Corp.	176,143	0.0
17,328	HB Fuller Co.	1,042,279	0.3
16,061	Innospec, Inc.	1,350,570	0.4
14,052	Kaiser Aluminum Corp.	1,122,755	0.3
25,114	Koppers Holdings, Inc.	807,415	0.2
6,063	Materion Corp.	481,220	0.1
54,110	Mativ Holdings, Inc.	369,030	0.1
25,478	Minerals Technologies, Inc.	1,403,073	0.4
89,278 (1)	O-I Glass, Inc.	1,315,958	0.4
5,597	Olympic Steel, Inc.	182,406	0.0
9,693	Quaker Chemical Corp.	1,085,034	0.3
90,769 (1)	Rayonier Advanced Materials, Inc.	349,461	0.1
11,391	Ryerson Holding Corp.	245,704	0.1
5,470	Sealed Air Corp.	169,734	0.0
139,795	SunCoke Energy, Inc.	1,200,839	0.3
19,427	Sylvamo Corp.	973,293	0.3
65,533 (1)	TimkenSteel Corp.	1,009,864	0.3
40,900	Tronox Holdings PLC	207,363	0.0
		18,214,894	5.0

	Real Estate: 6.6%
13,212	Acadia Realty Trust	245,347	0.1
95,646	Alexander & Baldwin, Inc.	1,705,368	0.5

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
14,471	American Assets Trust, Inc.	$285,802	0.1
138,192	Apple Hospitality REIT, Inc.	1,612,701	0.4
31,998	Brixmor Property Group, Inc.	833,228	0.2
8,141	CareTrust REIT, Inc.	249,115	0.1
28,210	CBL & Associates Properties, Inc.	716,252	0.2
9,272	Centerspace	558,082	0.1
103,845	Chatham Lodging Trust	723,800	0.2
159,358 (1)	Cushman & Wakefield PLC	1,764,093	0.5
134,775	DiamondRock Hospitality Co.	1,032,376	0.3
10,273	Elme Communities	163,341	0.0
7,840	Essential Properties Realty Trust, Inc.	250,174	0.1
50,180 (2)	eXp World Holdings, Inc.	456,638	0.1
2,760 (1)	Jones Lang LaSalle, Inc.	705,953	0.2
29,898	Newmark Group, Inc. - Class A	363,261	0.1
90,411 (2)	Outfront Media, Inc.	1,475,507	0.4
119,708	Pebblebrook Hotel Trust	1,195,883	0.3
69,865	Phillips Edison & Co., Inc.	2,447,371	0.7
32,962 (1)	RE/MAX Holdings, Inc. - Class A	269,629	0.1
7,143	Ryman Hospitality Properties, Inc.	704,800	0.2
21,258	Sabra Health Care REIT, Inc.	391,997	0.1
11,096	Saul Centers, Inc.	378,817	0.1
167,436	Summit Hotel Properties, Inc.	852,249	0.2
74,588	Tanger Factory Outlet Centers, Inc.	2,280,901	0.6
5,218	Terreno Realty Corp.	292,573	0.1
53,624	Uniti Group, Inc.	231,656	0.1
74,796	Whitestone REIT	933,454	0.3
50,033	Xenia Hotels & Resorts, Inc.	628,915	0.2
		23,749,283	6.6

	Utilities: 2.4%
52,413	Avista Corp.	1,989,073	0.5
9,578	Black Hills Corp.	537,326	0.1
9,658	Chesapeake Utilities Corp.	1,161,085	0.3
7,973	National Fuel Gas Co.	675,393	0.2
42,753	Northwest Natural Holding Co.	1,698,149	0.5
5,206	NorthWestern Corp.	267,068	0.1
2,538	Otter Tail Corp.	195,654	0.1
16,361	SJW Group	850,281	0.2
20,553	Unitil Corp.	1,071,839	0.3

See Accompanying Notes to Financial Statements

36

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
23,155	XPLR Infrastructure L.P.	$189,871	0.1
		8,635,739	2.4
	Total Common Stock (Cost $348,939,035)	353,075,945	97.6
RIGHTS: —%
	Health Care: —%
7,651 (3)(4)	Aduro Biotech - CVR	—	—
	Total Rights (Cost $—)	—	—
	Total Long-Term Investments (Cost $348,939,035)	353,075,945	97.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
	Repurchase Agreements: 2.5%
411,284 (5)	BNP Paribas S.A., Repurchase Agreement dated 06/30/2025, 4.380%, due 07/01/2025 (Repurchase Amount $411,333, collateralized by various U.S. Government Securities, 0.000%- 3.875%, Market Value plus accrued interest $419,510, due 07/10/25-05/15/42)	411,284	0.1
2,396,358 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $2,396,646, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 6.500%, Market Value plus accrued interest $2,444,285, due 06/01/30-02/01/57)	2,396,358	0.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,396,358 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $2,396,646, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%- 7.500%, Market Value plus accrued interest $2,444,285, due 08/15/34-06/01/55)	$2,396,358	0.7
1,715,748 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,715,954, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 7.000%, Market Value plus accrued interest $1,750,063, due 03/01/34-05/01/55)	1,715,748	0.5
2,197,685 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $2,197,955, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $2,235,031, due 07/15/26-02/15/54)	2,197,685	0.6
	Total Repurchase Agreements (Cost $9,117,433)	9,117,433	2.5

	Time Deposits: 0.3%
230,000 (5)	Canadian Imperial Bank of Commerce, 4.320%, 07/01/2025	230,000	0.1

See Accompanying Notes to Financial Statements

37

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
220,000 (5)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 07/01/2025	$220,000	0.0
230,000 (5)	Mizuho Bank Ltd., 4.330%, 07/01/2025	230,000	0.1
230,000 (5)	Royal Bank of Canada, 4.330%, 07/01/2025	230,000	0.1
	Total Time Deposits (Cost $910,000)	910,000	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
6,517,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $6,517,000)	$6,517,000	1.8
	Total Short-Term Investments (Cost $16,544,433)	16,544,433	4.6
	Total Investments in Securities (Cost $365,483,468)	$369,620,378	102.2
	Liabilities in Excess of Other Assets	(7,791,966)	(2.2)
	Net Assets	$361,828,412	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

38

Voya Index Plus Smallcap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$353,075,945	$—	$—	$353,075,945
Short-Term Investments	6,517,000	10,027,433	—	16,544,433
Total Investments, at fair value	$359,592,945	$10,027,433	$—	$369,620,378
Other Financial Instruments+
Futures	142,687	—	—	142,687
Total Assets	$359,735,632	$10,027,433	$—	$369,763,065

^	See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2025, Voya Index Plus SmallCap Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech – CVR	10/6/2020	$—	$—
		$—	$—

At June 30, 2025, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
E-mini Russell 2000 Index	58	09/19/25	$6,355,930	$142,687
			$6,355,930	$142,687

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$142,687
Total Asset Derivatives		$142,687

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day's unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

39

Voya Index Plus Smallcap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(989,506)
Total	$(989,506)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$271,659
Total	$271,659

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $365,984,346.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$34,915,370
Gross Unrealized Depreciation	(31,136,651)
Net Unrealized Appreciation	$3,778,719

See Accompanying Notes to Financial Statements

40

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Investment Adviser Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Custodian The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Distributor Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Legal Counsel Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Transfer Agent BNY Mellon Investment Servicing (U.S.) Inc. 103 Bellevue Parkway Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-AIP (0625)

Semi-Annual Financial Statements and Other Information

June 30, 2025

■	Voya VACS Index Series EM Portfolio
■	Voya VACS Index Series I Portfolio
■	Voya VACS Index Series MC Portfolio
■	Voya VACS Index Series S Portfolio
■	Voya VACS Index Series SC Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge and upon request, by calling 1-800-992-0180, or by accessing on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios' Forms NPORT-P are available on the SEC's website at www.sec.gov.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited)

	Voya VACS Index Series EM Portfolio	Voya VACS Index Series I Portfolio	Voya VACS Index Series MC Portfolio
ASSETS:
Investments in securities at fair value+*	$472,042,797	$1,716,627,368	$368,907,434
Investments in affiliates at fair value**	–	–	205,048
Short-term investments at fair value†	7,202,840	80,346,907	1,234,552
Cash	13,105	348	690,059
Cash collateral for futures contracts	238,716	1,253,113	71,459
Foreign currencies at value‡	946,480	3,171,518	–
Receivables:
Investment securities sold	24,064	912,212	501,138
Fund shares sold	170,698	1,436,106	137,442
Dividends	1,861,387	3,066,355	320,171
Interest	27	7	55
Foreign tax reclaims	84,004	6,420,106	–
Variation margin on futures contracts	12,344	19,168	–
Other assets	2,075	8,376	2,294
Total assets	482,598,537	1,813,261,584	372,069,652

LIABILITIES:
Payable for investment securities purchased	24,068	738,340	686,940
Payable for fund shares redeemed	10,417	35,798	5,435
Payable upon receipt of securities loaned	4,314,840	57,377,907	1,234,552
Unrealized depreciation on forward foreign currency contracts	13	–	–
Variation margin payable on futures contracts	–	–	241
Payable for unified fees	73,842	213,012	44,572
Payable to directors under the deferred compensation plan (Note 5)	2,075	8,376	2,294
Payable for foreign capital gains tax	2,914,641	–	–
Total liabilities	7,339,896	58,373,433	1,974,034
NET ASSETS	$475,258,641	$1,754,888,151	$370,095,618

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$390,524,049	$1,348,190,240	$290,224,623
Total distributable earnings	84,734,592	406,697,911	79,870,995
NET ASSETS	$475,258,641	$1,754,888,151	$370,095,618

+ Including securities loaned at value	$4,079,796	$53,489,489	$1,196,604
* Cost of investments in securities	$390,065,676	$1,331,134,247	$297,486,290
** Cost of investments in affiliates	$—	$—	$200,442
† Cost of short-term investments	$7,202,840	$80,346,907	$1,234,552
‡ Cost of foreign currencies	$944,097	$3,129,059	$—

Net assets	$475,258,641	$1,754,888,151	$370,095,618
Shares authorized	20,000,000	200,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	36,950,442	136,701,473	29,797,931
Net asset value and redemption price per share	$12.86	$12.84	$12.42

See Accompanying Notes to Financial Statements

1

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited)

	Voya VACS Index Series S Portfolio	Voya VACS Index Series SC Portfolio
ASSETS:
Investments in securities at fair value+*	$4,003,810,676	$179,101,699
Short-term investments at fair value†	149,638,929	11,443,751
Cash	961,179	349,986
Cash collateral for futures contracts	12,295,209	468,282
Receivables:
Investment securities sold	419,342	132,719
Fund shares sold	1,471,156	73,739
Dividends	2,089,762	175,378
Interest	281	47
Foreign tax reclaims	–	3,498
Variation margin on futures contracts	783,769	6,685
Other assets	19,887	1,464
Total assets	4,171,490,190	191,757,248

LIABILITIES:
Payable for investment securities purchased	–	367,107
Payable for fund shares redeemed	81,661	1,071
Payable upon receipt of securities loaned	581,929	7,317,751
Payable for unified fees	498,509	22,111
Payable to directors/ trustees under the deferred compensation plan (Note 5)	19,887	1,464
Total liabilities	1,181,986	7,709,504
NET ASSETS	$4,170,308,204	$184,047,744

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,573,709,621	$151,042,789
Total distributable earnings	1,596,598,583	33,004,955
NET ASSETS	$4,170,308,204	$184,047,744

+ Including securities loaned at value	$560,091	$7,104,413
* Cost of investments in securities	$2,673,716,645	$153,972,483
† Cost of short-term investments	$149,638,929	$11,443,751

Net assets	$4,170,308,204	$184,047,744
Shares authorized	unlimited	100,000,000
Par value	$0.001	$0.001
Shares outstanding	269,519,484	18,310,025
Net asset value and redemption price per share	$15.47	$10.05

See Accompanying Notes to Financial Statements

2

STATEMENTS OF OPERATIONS for the six months ended June 30, 2025 (Unaudited)

	Voya VACS Index Series EM Portfolio	Voya VACS Index Series I Portfolio	Voya VACS Index Series MC Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$6,986,478	$32,232,325	$3,803,819
Dividends from affiliates	—	—	3,344
Interest	11,548	21,273	3,106
Securities lending income, net	15,223	127,810	6,843
Other	1,650	6,377	1,837
Total investment income	7,014,899	32,387,785	3,818,949
EXPENSES:
Unified fees	335,261	1,243,441	335,579
Directors fees	17,297	68,247	20,980
Miscellaneous expense	—	—	—
Interest expense	—	23,620	498
Total expenses	352,558	1,335,308	357,057
Net investment income	6,662,341	31,052,477	3,461,892
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	1,543,848	5,738,194	7,920,237
Sale of investments in affiliates	—	—	(12,975)
Forward foreign currency contracts	2,877	—	—
Foreign currency related transactions	35,952	(63,314)	—
Futures	355,032	3,858,606	(160,013)
Net realized gain	1,937,709	9,533,486	7,747,249
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	58,481,045	270,653,342	(1,143,876)
Affiliates	—	—	8,968
Forward foreign currency contracts	(13)	—	—
Foreign currency related transactions	35,986	794,694	—
Futures	498,246	1,679,317	110,580
Net change in unrealized appreciation (depreciation)	59,015,264	273,127,353	(1,024,328)
Net realized and unrealized gain	60,952,973	282,660,839	6,722,921
Increase in net assets resulting from operations	$67,615,314	$313,713,316	$10,184,813
* Foreign taxes withheld	$702,251	$3,538,613	$2,059
^ Foreign capital gains taxes withheld	$116,561	$—	$—
# Change in foreign capital gains taxes accrued	$616,482	$—	$—

See Accompanying Notes to Financial Statements

3

STATEMENTS OF OPERATIONS for the six months ended June 30, 2025 (Unaudited)

	Voya VACS Index Series S Portfolio	Voya VACS Index Series SC Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$26,115,565	$1,404,740
Interest	108,789	12,724
Securities lending income, net	1,890	42,876
Other	14,576	850
Total investment income	26,240,820	1,461,190
EXPENSES:
Unified fees	2,815,761	141,856
Director/ Trustee fees and expenses	172,653	9,199
Total expenses	2,988,414	151,055
Net investment income	23,252,406	1,310,135
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	26,219,006	9,574,002
Futures	1,519,790	(788,113)
Net realized gain	27,738,796	8,785,889
Net change in unrealized appreciation (depreciation) on:
Investments	186,520,586	(14,507,137)
Futures	6,088,865	451,054
Net change in unrealized appreciation (depreciation)	192,609,451	(14,056,083)
Net realized and unrealized gain (loss)	220,348,247	(5,270,194)
Increase (decrease) in net assets resulting from operations	$243,600,653	$(3,960,059)
* Foreign taxes withheld	$5,763	$3,092

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index Series EM Portfolio		Voya VACS Index Series I Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$6,662,341	$8,256,188	$31,052,477	$45,633,003
Net realized gain (loss)	1,937,709	(309,060)	9,533,486	(8,880,323)
Net change in unrealized appreciation (depreciation)	59,015,264	4,583,858	273,127,353	17,467,268
Increase in net assets resulting from operations	67,615,314	12,530,986	313,713,316	54,219,948

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(8,196,622)	(11,592,380)	(48,716,331)	(40,327,673)
Total distributions	(8,196,622)	(11,592,380)	(48,716,331)	(40,327,673)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	15,739,082	184,214,420	132,290,760	280,501,176
Reinvestment of distributions	8,196,622	11,592,380	48,716,331	40,327,673
	23,935,704	195,806,800	181,007,091	320,828,849
Cost of shares redeemed	(53,266,521)	(154,379,659)	(365,311,662)	(225,711,965)
Net increase (decrease) in net assets resulting from capital share transactions	(29,330,817)	41,427,141	(184,304,571)	95,116,884
Net increase in net assets	30,087,875	42,365,747	80,692,414	109,009,159

NET ASSETS:
Beginning of year or period	445,170,766	402,805,019	1,674,195,737	1,565,186,578
End of year or period	$475,258,641	$445,170,766	$1,754,888,151	$1,674,195,737

See Accompanying Notes to Financial Statements

5

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index Series MC Portfolio		Voya VACS Index Series S Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$3,461,892	$6,828,761	$23,252,406	$48,672,279
Net realized gain	7,747,249	9,515,556	27,738,796	163,616,602
Net change in unrealized appreciation (depreciation)	(1,024,328)	46,632,191	192,609,451	630,877,613
Increase in net assets resulting from operations	10,184,813	62,976,508	243,600,653	843,166,494

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(18,518,071)	(6,315,232)	—	(66,236,266)
Total distributions	(18,518,071)	(6,315,232)	—	(66,236,266)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	97,209,191	221,351,678	425,604,192	577,006,751
Reinvestment of distributions	18,518,071	6,315,232	—	66,236,266
	115,727,262	227,666,910	425,604,192	643,243,017
Cost of shares redeemed	(201,536,742)	(197,023,868)	(233,186,359)	(1,174,487,050)
Net increase (decrease) in net assets resulting from capital share transactions	(85,809,480)	30,643,042	192,417,833	(531,244,033)
Net increase (decrease) in net assets	(94,142,738)	87,304,318	436,018,486	245,686,195

NET ASSETS:
Beginning of year or period	464,238,356	376,934,038	3,734,289,718	3,488,603,523
End of year or period	$370,095,618	$464,238,356	$4,170,308,204	$3,734,289,718

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index Series SC Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$1,310,135	$3,311,504
Net realized gain	8,785,889	19,239,001
Net change in unrealized appreciation (depreciation)	(14,056,083)	5,144,073
Increase (decrease) in net assets resulting from operations	(3,960,059)	27,694,578

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(23,581,657)	(8,073,821)
Total distributions	(23,581,657)	(8,073,821)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	19,947,584	43,077,563
Reinvestment of distributions	23,581,657	8,073,821
	43,529,241	51,151,384
Cost of shares redeemed	(68,367,029)	(250,972,455)
Net decrease in net assets resulting from capital share transactions	(24,837,788)	(199,821,071)
Net decrease in net assets	(52,379,504)	(180,200,314)

NET ASSETS:
Beginning of year or period	236,427,248	416,627,562
End of year or period	$184,047,744	$236,427,248

See Accompanying Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Voya VACS Index Series EM Portfolio
06-30-25+	11.30	0.17•	1.61	1.78	0.22	0.00	*	—	0.22	—	12.86	15.92	0.16	0.16	0.16	2.98	475,259	2
12-31-24	11.00	0.27•	0.45	0.72	0.42	—		—	0.42	—	11.30	6.54	0.17	0.17	0.17	2.37	445,171	37
03-15-23(5)- 12-31-23	10.00	0.27•	0.73	1.00	—	—		—	—	—	11.00	10.00	0.16	0.16	0.16	3.15	402,805	56
Voya VACS Index Series I Portfolio
06-30-25+	10.99	0.22•	2.01	2.23	0.38	—		—	0.38	—	12.84	20.52	0.16	0.16	0.16	3.75	1,754,888	7
12-31-24	10.90	0.31•	0.06	0.37	0.28	—		—	0.28	—	10.99	3.34	0.16	0.16	0.16	2.77	1,674,196	6
02-03-23(5)- 12-31-23	10.00	0.28•	0.62	0.90	—	—		—	—	—	10.90	9.00	0.15	0.15	0.15	3.09	1,565,187	3
Voya VACS Index Series MC Portfolio
06-30-25+	12.38	0.09•	0.46	0.55	0.19	0.32		—	0.51	—	12.42	4.73	0.16	0.16	0.16	1.55	370,096	28
12-31-24	10.88	0.17•	1.46	1.63	0.10	0.03		—	0.13	—	12.38	15.09	0.16	0.16	0.16	1.42	464,238	53
01-27-23(5)- 12-31-23	10.00	0.15•	0.73	0.88	—	—		—	—	—	10.88	8.80	0.16	0.16	0.16	1.63	376,934	22
Voya VACS Index Series S Portfolio
06-30-25+	14.58	0.09•	0.80	0.89	—	—		—	—	—	15.47	6.10	0.16	0.16	0.16	1.24	4,170,308	3
12-31-24	11.88	0.17•	2.76	2.93	0.17	0.06		—	0.23	—	14.58	24.78	0.16	0.16	0.16	1.28	3,734,290	6
01-27-23(5)- 12-31-23	10.00	0.16•	1.72	1.88	—	—		—	—	—	11.88	18.80	0.15	0.15	0.15	1.62	3,488,604	9
Voya VACS Index Series SC Portfolio
06-30-25+	11.87	0.07•	(0.40)	(0.33)	0.28	1.21		—	1.49	—	10.05	(1.85)	0.16	0.16	0.16	1.39	184,048	15
12-31-24	11.01	0.13•	1.07	1.20	0.22	0.12		—	0.34	—	11.87	11.18	0.16	0.16	0.16	1.18	236	17
01-20-23(5)- 12-31-23	10.00	0.14•	0.87	1.01	—	—		—	—	—	11.01	10.10	0.16	0.16	0.16	1.54	417	20

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

8

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are seventeen active separate investment series that comprise the Company. The four series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya VACS Index Series EM Portfolio (“Series EM”), Voya VACS Index Series I Portfolio (“Series I”), Voya VACS Index Series MC Portfolio (“Series MC”), and Voya VACS Index Series SC Portfolio (“Series SC”), each a diversified series of the Company.

Voya Investors Trust (the “Trust”) is registered under the 1940 Act, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. This report is for Voya VACS Index Series S Portfolio (“Series S”), a diversified series of the Trust.

Each of the series is referred to as a “Portfolio” and collectively, the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The Portfolios’ shares are not registered under the Securities Act of 1933 (the “1933 Act”) because the shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act.

The Portfolios do not have a share class designation. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio. Expenses that are specific to a portfolio are charged directly to that portfolio. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Portfolios. Voya Investments Distributor, LLC (“VID”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board

(“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each Portfolio is calculated by taking the value of each Portfolio’s assets, subtracting each Portfolio’s liabilities, and dividing by the number of shares that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of

9

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no U.S. federal income tax or excise tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2025, the maximum amount of loss that VACS Index Series EM Portfolio would incur if its counterparties failed to perform would be $11 which represents the gross payments to be received on open forward foreign currency contracts were they to be unwound as of June 30, 2025. There was no collateral pledged by any counterparty at June 30, 2025 to any Portfolio.

H. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

During the period ended June 30, 2025, the following Portfolio had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:

	Buy	Sell
Series EM	$13,115	$—

The above Portfolio entered into forward foreign currency contracts to protect any non-U.S. dollar-denominated holdings from adverse currency movements. For the period ended June 30, 2025, no other Portfolio entered into forward foreign currency contracts.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Futures contracts are purchased to provide immediate market exposure proportionate to the size of each Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2025, the Portfolios had average notional values on futures contracts purchased as disclosed below.

Purchased
Series EM	$8,157,070
Series I	36,103,805
Series MC	1,424,720
Series S	99,782,754
Series SC	5,973,445

Please refer to the tables within each respective Portfolio of Investments for open futures contracts as of June 30, 2025.

I. Securities Lending. Each Portfolio may temporarily loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

J. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

K. Indemnifications. In the normal course of business, the Trust and the Company may enter into contracts that provide certain indemnifications. The Trust’s and the Company’s, as applicable, maximum exposure under these

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2025, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities were, as follows:

	Purchases	Sales
Series EM	$8,983,527	$34,682,502
Series I	108,189,164	302,250,217
Series MC	127,582,861	228,385,517
Series S	215,850,641	115,529,791
Series SC	27,788,891	72,459,942

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Investment Adviser provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreements, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser is also responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Company/Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) of 0.15% based on the annual rates of the average daily net assets of the Portfolios.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2025, the following affiliated investment companies owned more than 5% of the following Portfolios:

Affiliated Investment Company	Portfolio	Percentage
Voya Index Solution 2025 Portfolio	Series EM	6.01%
	Series I	5.20
	Series S	5.12
Voya Index Solution 2030 Portfolio	Series EM	7.16
	Series I	8.17
	Series MC	9.26
	Series S	8.44
	Series SC	10.75
Voya Index Solution 2035 Portfolio	Series EM	15.63
	Series I	16.69
	Series MC	15.71
	Series S	17.14
	Series SC	18.24
Voya Index Solution 2040 Portfolio	Series EM	12.44
	Series I	13.25
	Series MC	13.14
	Series S	12.48
	Series SC	11.88
Voya Index Solution 2045 Portfolio	Series EM	18.95
	Series I	17.85
	Series MC	18.81
	Series S	17.94
	Series SC	15.31
Voya Index Solution 2050 Portfolio	Series EM	12.68
	Series I	12.47
	Series MC	12.58
	Series S	12.57
	Series SC	15.36
Voya Index Solution 2055 Portfolio	Series EM	12.73
	Series I	12.78
	Series MC	13.90
	Series S	12.62
	Series SC	15.43
Voya Index Solution 2060 Portfolio	Series EM	8.29
	Series I	8.32
	Series MC	9.04
	Series S	8.21
	Series SC	10.04

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’/ trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/ trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/ trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

and Liabilities. Deferral of directors'/ trustees' fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may engage in purchase and sale transactions with fund’s that have a common investment adviser (or affiliated investment adviser), a common sub-adviser and/ or common officers or trustees. For the period ended June 30, 2025, the Portfolios did not have any 17a-7 transactions and in-kind transactions.

NOTE 6 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the period ended June 30, 2025:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Series I	3	$53,178,667	5.33%
Series MC	4	840,750	5.33

NOTE 7 — CAPITAL SHARES

Transactions in capital shares and dollars are as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Series EM
6/30/2025	1,326,322	—	691,698	(4,473,900)	—	(2,455,880)	15,739,082	—	8,196,622	(53,266,521)	—	(29,330,817)
12/31/2024	15,740,229	—	1,025,874	(13,974,422)	—	2,791,681	184,214,420	—	11,592,380	(154,379,659)	—	41,427,141
Series I
6/30/2025	10,763,564	—	4,049,570	(30,390,416)	—	(15,577,282)	132,290,760	—	48,716,331	(365,311,662)	—	(184,304,571)
12/31/2024	24,902,054	—	3,559,371	(19,797,973)	—	8,663,452	280,501,176	—	40,327,673	(225,711,965)	—	95,116,884
Series MC
6/30/2025	7,859,346	—	1,586,810	(17,135,898)	—	(7,689,742)	97,209,191	—	18,518,071	(201,536,742)	—	(85,809,480)
12/31/2024	19,026,580	—	553,482	(16,732,588)	—	2,847,474	221,351,678	—	6,315,232	(197,023,868)	—	30,643,042
Series S
6/30/2025	29,551,093	—	—	(16,103,025)	—	13,448,068	425,604,192	—	—	(233,186,359)	—	192,417,833
12/31/2024	44,097,221	—	4,768,630	(86,381,455)	—	(37,515,604)	577,006,751	—	66,236,266	(1,174,487,050)	—	(531,244,033)
Series SC
6/30/2025	1,839,597	—	2,524,803	(5,966,086)	—	(1,601,686)	19,947,584	—	23,581,657	(68,367,029)	—	(24,837,788)
12/31/2024	3,782,499	—	741,398	(22,467,427)	—	(17,943,530)	43,077,563	—	8,073,821	(250,972,455)	—	(199,821,071)

NOTE 8 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 8 — SECURITIES LENDING (continued)

indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2025:

Series EM

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$65,910	$(65,910)	$—
Citigroup Global Markets Limited	917,859	(917,859)	—
Jefferies International Ltd	801,827	(801,827)	—
JP Morgan Securities Plc.	61,344	(61,344)	—
Merrill Lynch International	1,587,493	(1,587,493)	—
Mizuho Securities USA LLC.	170,221	(170,221)	—
State Street Bank and Trust Company	475,142	(475,142)	—
Total	$4,079,796	$(4,079,796)	$—

(1)	Cash collateral with a fair value of $4,314,840 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series I

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$41,632	$(41,632)	$—
Citigroup Global Markets Limited	9,543,646	(9,543,646)	—
Goldman, Sachs & Co. LLC	198,530	(198,530)	—
Jefferies International Ltd	1,225,561	(1,225,561)	—
Jefferies LLC	1,100,802	(1,100,802)	—
JP Morgan Securities Plc.	10,442,223	(10,442,223)	—
Merrill Lynch International	5,007,237	(5,007,237)	—
State Street Bank and Trust Company	25,929,858	(25,929,858)	—
Total	$53,489,489	$(53,489,489)	$—

(1)	Cash collateral with a fair value of $57,377,907 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series MC

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$434,169	$(434,169)	$—
Goldman, Sachs & Co. LLC	133,445	(133,445)	—
J.P. Morgan Securities LLC	212,523	(212,523)	—
Janney Montgomery Scott LLC	220,672	(220,672)	—
Jefferies LLC	32,133	(32,133)	—
Mizuho Securities USA LLC.	29,172	(29,172)	—
State Street Bank and Trust Company	134,490	(134,490)	—
Total	$1,196,604	$(1,196,604)	$—

(1)	Cash collateral with a fair value of $1,234,552 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series S
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$560,091	$(560,091)	$—
Total	$560,091	$(560,091)	$—

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 8 — SECURITIES LENDING (continued)

(1)	Cash collateral with a fair value of $581,929 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series SC
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$2,465,264	$(2,465,264)	$—
Citadel Clearing LLC	156,594	(156,594)	—
Citadel Securities LLC	9,236	(9,236)	—
J.P. Morgan Securities LLC	2,335,104	(2,335,104)	—
Janney Montgomery Scott LLC	110,447	(110,447)	—
Jefferies LLC	827,808	(827,808)	—
Mizuho Securities USA LLC.	161,596	(161,596)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
State Street Bank and Trust Company	$615,981	$(615,981)	$—
Wells Fargo Securities LLC	422,383	(422,383)	—
Total	$7,104,413	$(7,104,413)	$—

(1)	Cash collateral with a fair value of $7,317,751 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2024		Period Ended December 31, 2023
	Ordinary Income	Long-term Capital Gains	Ordinary Income
Series EM	$11,592,380	$—	$—
Series I	40,327,673	—	—
Series MC	5,971,381	343,851	—
Series S	60,331,482	5,904,784	—
Series SC	7,731,770	342,051	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2024, were:

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 9 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards			Total Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
Series EM	$8,127,019	$66,303	$19,420,737	$—	—	$(2,298,159)	$25,315,900
Series I	48,714,284	—	106,251,723	(3,064,049)	Short-term	—	141,700,926
				(10,201,032)	Long-term
				$(13,265,081)
Series MC	11,513,911	7,147,835	69,542,507	—	—	—	88,204,253
Series S	68,473,491	143,362,996	1,141,161,443	—	—	—	1,352,997,930
Series SC	9,354,035	14,292,702	36,899,934	—	—	—	60,546,671

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (Series S).

As of June 30, 2025, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 10 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes,tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 11 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 11 — SEGMENT REPORTING (continued)

280)  – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 12 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2025, the following Portfolio declared dividends and distributions of:

		Per Share Amounts
	Net Investment	Short-term	Long-term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date
Series S	$0.1785	$0.0759	$0.5326	July 15, 2025	July 14, 2025

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

20

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.6%
	Brazil: 3.2%
252,108	Ambev SA	$616,686	0.1
285,374	B3 SA - Brasil Bolsa Balcao	763,715	0.2
76,336	Banco Bradesco SA	203,306	0.0
63,771	Banco BTG Pactual SA	495,909	0.1
91,104	Banco do Brasil SA	371,754	0.1
35,928	BB Seguridade Participacoes SA	237,201	0.1
27,200	BRF SA	101,028	0.0
29,200	Caixa Seguridade Participacoes S/A	78,897	0.0
63,768	Centrais Eletricas Brasileiras SA	472,882	0.1
25,846	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	569,001	0.1
12,902	CPFL Energia SA	96,650	0.0
38,000	Embraer SA	539,810	0.1
15,058	Energisa S/A	134,447	0.0
14,500 (1)	Eneva SA	36,723	0.0
2,500	Engie Brasil Energia SA	20,936	0.0
65,370	Equatorial Energia SA	436,875	0.1
44,687	Klabin SA	152,491	0.0
49,780	Localiza Rent a Car SA	373,733	0.1
56,977	Motiva Infraestrutura de Mobilidade SA	145,245	0.0
49,267 (1)	Natura & Co. Holding SA	100,201	0.0
172,119 (1)	NU Holdings Ltd./Cayman Islands - Class A	2,361,473	0.5
202,985	Petroleo Brasileiro SA	1,270,267	0.3
45,334 (1)	PRIO SA/Brazil	353,120	0.1
69,761	Raia Drogasil SA	194,526	0.0
43,360 (2)	Rede D’Or Sao Luiz SA	282,437	0.1
68,594	Rumo SA	234,198	0.1
38,064	Suzano SA	359,125	0.1
44,340	Telefonica Brasil SA	252,912	0.1
47,263	TIM SA/Brazil	190,423	0.0
31,148	Totvs SA	242,563	0.1
41,520	Ultrapar Participacoes SA	134,194	0.0
195,933	Vale SA - Foreign	1,900,511	0.4
55,052	Vibra Energia SA	220,285	0.0
92,803	WEG SA	730,044	0.2
20,815	XP, Inc. - Class A	420,463	0.1
		15,094,031	3.2
	Chile: 0.4%
2,461,437	Banco de Chile	372,270	0.1
4,754	Banco de Credito e Inversiones SA	200,749	0.1
3,563,986	Banco Santander Chile	223,833	0.1
68,287	Cencosud SA	232,357	0.1
62,767	Empresas CMPC SA	95,940	0.0
21,255	Empresas Copec SA	144,738	0.0
1,102,410	Enel Americas SA	107,386	0.0
1,587,605	Enel Chile SA	117,551	0.0
26,447	Falabella SA	140,521	0.0
8,669,340	Latam Airlines Group SA	175,504	0.0
		1,810,849	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China: 28.2%
44,000	AAC Technologies Holdings, Inc.	$228,925	0.1
2,718 (1)	Advanced Micro-Fabrication Equipment, Inc. China - Class A	69,218	0.0
14,000	AECC Aviation Power Co. Ltd. - Class A	75,346	0.0
326,600	Agricultural Bank of China Ltd. - Class A	268,060	0.1
1,450,000	Agricultural Bank of China Ltd. - Class H	1,036,196	0.2
40,191	Aier Eye Hospital Group Co. Ltd. - Class A	70,040	0.0
8,000	Airtac International Group	238,185	0.1
34,000 (1)(2)	Akeso, Inc.	400,115	0.1
922,000	Alibaba Group Holding Ltd.	13,051,785	2.8
318,000 (1)(3)	Alibaba Health Information Technology Ltd.	193,000	0.1
86,500	Aluminum Corp. of China Ltd. - Class A	85,167	0.0
184,000	Aluminum Corp. of China Ltd. - Class H	124,401	0.0
25,400	Anhui Conch Cement Co. Ltd. - Class A	76,139	0.0
61,500	Anhui Conch Cement Co. Ltd. - Class H	156,672	0.0
7,443	Anhui Gujing Distillery Co. Ltd. - Class B	99,611	0.0
9,600	Anhui Jianghuai Automobile Group Corp. Ltd. - Class A	53,675	0.0
70,600	ANTA Sports Products Ltd.	854,245	0.2
3,784	Autohome, Inc., ADR	97,589	0.0
156,000	AviChina Industry & Technology Co. Ltd. - Class H	88,263	0.0
123,150 (1)	Baidu, Inc. - Class A	1,319,790	0.3
94,700	Bank of Beijing Co. Ltd. - Class A	90,284	0.0
157,700	Bank of China Ltd. - Class A	123,717	0.0
3,792,000	Bank of China Ltd. - Class H	2,207,558	0.5
171,800	Bank of Communications Co. Ltd. - Class A	191,857	0.1
437,000	Bank of Communications Co. Ltd. - Class H	407,218	0.1
29,600	Bank of Hangzhou Co. Ltd. - Class A	69,496	0.0
76,300	Bank of Jiangsu Co. Ltd. - Class A	127,165	0.0
49,600	Bank of Nanjing Co. Ltd. - Class A	80,443	0.0
27,900	Bank of Ningbo Co. Ltd. - Class A	106,567	0.0
67,700	Bank of Shanghai Co. Ltd. - Class A	100,254	0.0

See Accompanying Notes to Financial Statements

21

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
96,000	Baoshan Iron & Steel Co. Ltd. - Class A	$88,298	0.0
29,500	Beijing Enterprises Holdings Ltd.	121,635	0.0
226,000	Beijing Enterprises Water Group Ltd.	68,253	0.0
1,811	Beijing Kingsoft Office Software, Inc. - Class A	70,816	0.0
178,800	Beijing-Shanghai High Speed Railway Co. Ltd. - Class A	143,572	0.0
45,100 (1)	BeOne Medicines Ltd.	853,159	0.2
12,860 (1)(3)	Bilibili, Inc. - Class Z	276,030	0.1
11,100 (2)	BOC Aviation Ltd.	92,035	0.0
201,600	BOE Technology Group Co. Ltd. - Class A	112,308	0.0
222,000	Bosideng International Holdings Ltd.	131,572	0.0
7,300	BYD Co. Ltd. - Class A	338,381	0.1
195,000	BYD Co. Ltd. - Class H	3,036,156	0.7
44,500	BYD Electronic International Co. Ltd.	181,125	0.1
39,000	C&D International Investment Group Ltd.	79,251	0.0
1,469 (1)	Cambricon Technologies Corp. Ltd. - Class A	123,411	0.0
662,000 (2)	CGN Power Co. Ltd. - Class H	225,688	0.1
13,100	Chaozhou Three-Circle Group Co. Ltd. - Class A	61,131	0.0
481,000	China CITIC Bank Corp. Ltd. - Class H	458,576	0.1
116,000 (3)	China Coal Energy Co. Ltd. - Class H	134,294	0.0
140,000	China Communications Services Corp. Ltd. - Class H	75,999	0.0
62,200	China Construction Bank Corp. - Class A	81,970	0.0
5,136,000	China Construction Bank Corp. - Class H	5,197,358	1.1
19,600	China CSSC Holdings Ltd. - Class A	89,023	0.0
107,400 (1)	China Eastern Airlines Corp. Ltd. - Class A	60,428	0.0
200,900	China Energy Engineering Corp. Ltd. - Class A	62,544	0.0
269,400	China Everbright Bank Co. Ltd. - Class A	156,086	0.0
39,000 (3)	China Everbright Bank Co. Ltd. - Class H	19,475	0.0
201,000 (2)	China Feihe Ltd.	146,618	0.0
39,900	China Galaxy Securities Co. Ltd. - Class A	95,562	0.0
176,000	China Galaxy Securities Co. Ltd. - Class H	198,850	0.1
152,400	China Gas Holdings Ltd.	142,538	0.0
158,000 (3)	China Hongqiao Group Ltd.	363,811	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
93,600 (2)	China International Capital Corp. Ltd. - Class H	$212,218	0.1
14,100	China Life Insurance Co. Ltd. - Class A	81,070	0.0
392,000	China Life Insurance Co. Ltd. - Class H	945,883	0.2
23,800 (1)(2)	China Literature Ltd.	90,874	0.0
177,000	China Longyuan Power Group Corp. Ltd. - Class H	159,717	0.0
175,000	China Mengniu Dairy Co. Ltd.	360,714	0.1
75,400	China Merchants Bank Co. Ltd. - Class A	483,761	0.1
204,000	China Merchants Bank Co. Ltd. - Class H	1,431,052	0.3
68,810	China Merchants Port Holdings Co. Ltd.	125,349	0.0
36,500	China Merchants Securities Co. Ltd. - Class A	89,624	0.0
41,100	China Merchants Shekou Industrial Zone Holdings Co. Ltd. - Class A	50,321	0.0
163,612	China Minsheng Banking Corp. Ltd. - Class A	108,489	0.0
322,500	China Minsheng Banking Corp. Ltd. - Class H	182,942	0.1
194,000	China National Building Material Co. Ltd. - Class H	92,857	0.0
76,200	China National Nuclear Power Co. Ltd. - Class A	99,170	0.0
21,800	China Northern Rare Earth Group High-Tech Co. Ltd. - Class A	75,795	0.0
108,000	China Oilfield Services Ltd. - Class H	88,725	0.0
212,500 (3)	China Overseas Land & Investment Ltd.	370,429	0.1
31,600	China Pacific Insurance Group Co. Ltd. - Class A	165,527	0.0
137,800	China Pacific Insurance Group Co. Ltd. - Class H	474,083	0.1
148,600	China Petroleum & Chemical Corp. - Class A	117,002	0.0
1,284,000	China Petroleum & Chemical Corp. - Class H	673,610	0.2
249,000 (3)	China Power International Development Ltd.	94,903	0.0
103,400	China Railway Group Ltd. - Class A	80,987	0.0
202,000	China Railway Group Ltd. - Class H	96,975	0.0
90,000	China Resources Beer Holdings Co. Ltd.	287,890	0.1
50,500	China Resources Gas Group Ltd.	129,279	0.0

See Accompanying Notes to Financial Statements

22

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
175,000	China Resources Land Ltd.	$595,838	0.1
8,800	China Resources Microelectronics Ltd. - Class A	57,942	0.0
38,600 (2)	China Resources Mixc Lifestyle Services Ltd.	187,536	0.1
110,000 (2)	China Resources Pharmaceutical Group Ltd.	71,811	0.0
108,000 (3)	China Resources Power Holdings Co. Ltd.	260,952	0.1
356,000 (1)(3)	China Ruyi Holdings Ltd.	114,737	0.0
28,300	China Shenhua Energy Co. Ltd. - Class A	160,175	0.0
179,000	China Shenhua Energy Co. Ltd. - Class H	695,578	0.2
68,700 (1)	China Southern Airlines Co. Ltd. - Class A	56,586	0.0
157,700	China State Construction Engineering Corp. Ltd. - Class A	127,045	0.0
110,000	China State Construction International Holdings Ltd.	166,025	0.0
79,400	China Taiping Insurance Holdings Co. Ltd.	155,390	0.0
141,300	China Three Gorges Renewables Group Co. Ltd. - Class A	84,026	0.0
8,800	China Tourism Group Duty Free Corp. Ltd. - Class A	74,932	0.0
252,800 (2)	China Tower Corp. Ltd. - Class H	362,435	0.1
135,100	China United Network Communications Ltd. - Class A	100,745	0.0
61,800 (1)	China Vanke Co. Ltd. - Class A	55,393	0.0
104,600 (1)(3)	China Vanke Co. Ltd. - Class H	65,253	0.0
83,800	China Yangtze Power Co. Ltd. - Class A	352,514	0.1
39,500 (1)	Chongqing Changan Automobile Co. Ltd. - Class A	70,363	0.0
115,000	Chongqing Rural Commercial Bank Co. Ltd. - Class H	97,204	0.0
116,000 (3)	Chow Tai Fook Jewellery Group Ltd.	198,902	0.1
165,000	CITIC Ltd.	227,182	0.1
52,000	CITIC Securities Co. Ltd. - Class A	200,530	0.1
80,500	CITIC Securities Co. Ltd. - Class H	244,172	0.1
102,500	CMOC Group Ltd. - Class A	120,581	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
174,000	CMOC Group Ltd. - Class H	$177,580	0.1
15,080	Contemporary Amperex Technology Co. Ltd. - Class A	531,605	0.1
4,100 (1)(3)	Contemporary Amperex Technology Co. Ltd. - Class H	171,940	0.0
66,000	COSCO SHIPPING Holdings Co. Ltd. - Class A	138,633	0.0
138,500	COSCO SHIPPING Holdings Co. Ltd. - Class H	241,117	0.1
117,800	CRRC Corp. Ltd. - Class A	115,817	0.0
201,000	CRRC Corp. Ltd. - Class H	121,465	0.0
19,900	CSC Financial Co. Ltd. - Class A	66,819	0.0
466,000	CSPC Pharmaceutical Group Ltd.	458,386	0.1
80,400	Daqin Railway Co. Ltd. - Class A	74,097	0.0
57,040	East Money Information Co. Ltd. - Class A	184,310	0.1
2,450	Eastroc Beverage Group Co. Ltd. - Class A	107,396	0.0
43,700	ENN Energy Holdings Ltd.	350,824	0.1
2,800	Eoptolink Technology, Inc. Ltd. - Class A	49,936	0.0
1,260	Eoptolink Technology, Inc. Ltd. - Class A	22,471	0.0
10,000	Eve Energy Co. Ltd. - Class A	63,978	0.0
24,100	Everbright Securities Co. Ltd. - Class A	60,506	0.0
114,000	Far East Horizon Ltd.	99,043	0.0
71,400	Focus Media Information Technology Co. Ltd. - Class A	72,778	0.0
18,420	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	100,102	0.0
143,000	Fosun International Ltd.	85,201	0.0
49,700	Founder Securities Co. Ltd. - Class A	54,899	0.0
47,500	Foxconn Industrial Internet Co. Ltd. - Class A	142,435	0.0
12,100	Fuyao Glass Industry Group Co. Ltd. - Class A	96,253	0.0
30,000 (2)	Fuyao Glass Industry Group Co. Ltd. - Class H	214,362	0.1
1,248,000 (1)(3)	GCL Technology Holdings Ltd.	159,403	0.0
85,500	GD Power Development Co. Ltd. - Class A	57,784	0.0
334,000	Geely Automobile Holdings Ltd.	681,762	0.2

See Accompanying Notes to Financial Statements

23

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
66,000 (1)	Genscript Biotech Corp.	$124,882	0.0
17,400 (2)	Giant Biogene Holding Co. Ltd.	128,401	0.0
4,300 (1)	GigaDevice Semiconductor, Inc. - Class A	75,992	0.0
18,600	GoerTek, Inc. - Class A	60,600	0.0
139,500 (1)	Great Wall Motor Co. Ltd. - Class H	215,396	0.1
12,600	Gree Electric Appliances, Inc. of Zhuhai - Class A	79,023	0.0
8,400	Guangdong Haid Group Co. Ltd. - Class A	68,687	0.0
166,000 (3)	Guangdong Investment Ltd.	139,097	0.0
38,200	Guosen Securities Co. Ltd. - Class A	61,437	0.0
72,578	Guotai Junan Securities Co. Ltd. - Class A	194,247	0.1
81,592 (2)	Guotai Junan Securities Co. Ltd. - Class H	131,233	0.0
11,257	H World Group Ltd., ADR	381,837	0.1
93,000 (2)	Haidilao International Holding Ltd.	177,311	0.1
29,800	Haier Smart Home Co. Ltd. - Class A	103,121	0.0
126,200	Haier Smart Home Co. Ltd. - Class H	362,648	0.1
36,000	Haitian International Holdings Ltd.	93,753	0.0
66,000 (2)	Hansoh Pharmaceutical Group Co. Ltd.	250,820	0.1
18,000	Henan Shuanghui Investment & Development Co. Ltd. - Class A	61,332	0.0
36,500	Hengan International Group Co. Ltd.	105,054	0.0
37,200	Hengli Petrochemical Co. Ltd. - Class A	74,043	0.0
23,000 (3)	Hisense Home Appliances Group Co. Ltd. - Class H	62,831	0.0
2,100	Hithink RoyalFlush Information Network Co. Ltd. - Class A	80,076	0.0
37,000 (2)(3)	Hua Hong Semiconductor Ltd.	164,395	0.0
10,400	Huadong Medicine Co. Ltd. - Class A	58,592	0.0
278,000	Huaneng Power International, Inc. - Class H	179,304	0.1
44,700	Huatai Securities Co. Ltd. - Class A	111,199	0.0
64,400 (2)	Huatai Securities Co. Ltd. - Class H	130,969	0.0
63,400	Huaxia Bank Co. Ltd. - Class A	70,002	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
8,355	Hygon Information Technology Co. Ltd. - Class A	$164,976	0.0
7,800	IEIT Systems Co. Ltd. - Class A	55,526	0.0
11,300	Iflytek Co. Ltd. - Class A	75,544	0.0
245,300	Industrial & Commercial Bank of China Ltd. - Class A	259,902	0.1
3,469,000	Industrial & Commercial Bank of China Ltd. - Class H	2,754,579	0.6
76,300	Industrial Bank Co. Ltd. - Class A	248,610	0.1
285,800	Inner Mongolia BaoTou Steel Union Co. Ltd. - Class A	71,426	0.0
26,800	Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	104,341	0.0
67,100	Inner Mongolia Yitai Coal Co. Ltd. - Class B	132,975	0.0
68,000 (1)(2)	Innovent Biologics, Inc.	681,678	0.2
11,900	JCET Group Co. Ltd. - Class A	55,983	0.0
63,100 (1)(2)	JD Health International, Inc.	347,544	0.1
107,500 (1)(2)	JD Logistics, Inc.	180,726	0.1
131,600	JD.com, Inc. - Class A	2,149,332	0.5
72,000	Jiangsu Expressway Co. Ltd. - Class H	101,719	0.0
6,800	Jiangsu Hengli Hydraulic Co. Ltd. - Class A	68,393	0.0
24,500	Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	177,478	0.1
7,000	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - Class A	63,084	0.0
77,000	Jiangxi Copper Co. Ltd. - Class H	149,891	0.0
14,909 (1)	Kanzhun Ltd., ADR	265,977	0.1
111,900	KE Holdings, Inc. - Class A	667,810	0.2
169,000 (1)	Kingdee International Software Group Co. Ltd.	334,025	0.1
52,800	Kingsoft Corp. Ltd.	275,962	0.1
145,900 (1)(2)	Kuaishou Technology	1,184,356	0.3
11,600	Kuang-Chi Technologies Co. Ltd. - Class A	64,714	0.0
212,000	Kunlun Energy Co. Ltd.	206,062	0.1
4,200	Kweichow Moutai Co. Ltd. - Class A	826,761	0.2
448,000	Lenovo Group Ltd.	541,271	0.1
26,000	Lens Technology Co. Ltd. - Class A	81,029	0.0
67,000 (1)	Li Auto, Inc. - Class A	914,483	0.2
129,500	Li Ning Co. Ltd.	280,648	0.1
112,500 (2)(3)	Longfor Group Holdings Ltd.	133,310	0.0

See Accompanying Notes to Financial Statements

24

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
41,000	LONGi Green Energy Technology Co. Ltd. - Class A	$85,987	0.0
28,000	Luxshare Precision Industry Co. Ltd. - Class A	135,668	0.0
5,943	Luzhou Laojiao Co. Ltd. - Class A	94,123	0.0
264,600 (1)(2)	Meituan - Class B	4,256,367	0.9
13,600	Midea Group Co. Ltd. - Class A	137,088	0.0
16,000	Midea Group Co. Ltd. - Class H	152,119	0.0
22,200	MINISO Group Holding Ltd.	101,153	0.0
233,600 (1)(3)	MMG Ltd.	114,442	0.0
5,843	Montage Technology Co. Ltd. - Class A	66,918	0.0
21,100	Muyuan Foods Co. Ltd. - Class A	123,776	0.0
33,500	NARI Technology Co. Ltd. - Class A	104,828	0.0
2,200	NAURA Technology Group Co. Ltd. - Class A	135,877	0.0
94,700	NetEase, Inc.	2,552,105	0.6
13,000	New China Life Insurance Co. Ltd. - Class A	106,257	0.0
45,900	New China Life Insurance Co. Ltd. - Class H	251,337	0.1
72,000	New Oriental Education & Technology Group, Inc.	388,818	0.1
7,845	Ningbo Tuopu Group Co. Ltd. - Class A	51,655	0.0
34,900	Ningxia Baofeng Energy Group Co. Ltd. - Class A	78,608	0.0
84,740 (1)	NIO, Inc. - Class A	290,006	0.1
111,800 (2)	Nongfu Spring Co. Ltd. - Class H	573,511	0.1
52,400	Orient Securities Co. Ltd./ China - Class A	70,834	0.0
37,457 (1)	PDD Holdings, Inc., ADR	3,920,250	0.8
520,000	People’s Insurance Co. Group of China Ltd. - Class H	396,916	0.1
104,500	PetroChina Co. Ltd. - Class A	124,711	0.0
1,126,000	PetroChina Co. Ltd. - Class H	970,361	0.2
382,000	PICC Property & Casualty Co. Ltd. - Class H	742,293	0.2
80,300	Ping An Bank Co. Ltd. - Class A	135,301	0.0
44,300	Ping An Insurance Group Co. of China Ltd. - Class A	343,289	0.1
349,500	Ping An Insurance Group Co. of China Ltd. - Class H	2,230,970	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
52,700	Poly Developments and Holdings Group Co. Ltd. - Class A	$59,578	0.0
29,200 (2)	Pop Mart International Group Ltd.	994,820	0.2
142,300	Postal Savings Bank of China Co. Ltd. - Class A	108,671	0.0
403,000 (2)	Postal Savings Bank of China Co. Ltd. - Class H	281,787	0.1
91,600	Power Construction Corp. of China Ltd. - Class A	62,285	0.0
6,188	Qifu Technology, Inc., ADR	268,312	0.1
35,000 (1)	Qinghai Salt Lake Industry Co. Ltd. - Class A	83,392	0.0
56,300	Rongsheng Petrochemical Co. Ltd. - Class A	65,059	0.0
34,700	SAIC Motor Corp. Ltd. - Class A	77,708	0.0
38,200	Sanan Optoelectronics Co. Ltd. - Class A	66,247	0.0
37,700	Sany Heavy Industry Co. Ltd. - Class A	94,488	0.0
33,400	SDIC Power Holdings Co. Ltd. - Class A	68,641	0.0
5,600	Seres Group Co. Ltd. - Class A	104,972	0.0
19,700	SF Holding Co. Ltd. - Class A	134,149	0.0
37,700	Shaanxi Coal Industry Co. Ltd. - Class A	101,270	0.0
23,200	Shandong Gold Mining Co. Ltd. - Class A	104,201	0.0
33,750 (2)(3)	Shandong Gold Mining Co. Ltd. - Class H	118,417	0.0
146,400	Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	114,089	0.0
75,025	Shanghai Baosight Software Co. Ltd. - Class B	101,690	0.0
54,500 (1)	Shanghai Electric Group Co. Ltd. - Class A	56,277	0.0
15,600	Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class A	54,628	0.0
109,600	Shanghai Pudong Development Bank Co. Ltd. - Class A	212,412	0.1
3,624	Shanghai United Imaging Healthcare Co. Ltd. - Class A	64,618	0.0
4,600	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - Class A	113,322	0.0
900	Shennan Circuits Co. Ltd. - Class A	13,569	0.0

See Accompanying Notes to Financial Statements

25

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
131,900	Shenwan Hongyuan Group Co. Ltd. - Class A	$92,449	0.0
6,800	Shenzhen Inovance Technology Co. Ltd. - Class A	61,309	0.0
4,500	Shenzhen Mindray Bio- Medical Electronics Co. Ltd. - Class A	141,235	0.0
45,600	Shenzhou International Group Holdings Ltd.	325,955	0.1
24,300	Sichuan Chuantou Energy Co. Ltd. - Class A	54,385	0.0
18,000	Silergy Corp.	219,262	0.1
74,800	Sinopharm Group Co. Ltd. - Class H	175,590	0.1
38,000	Sinotruk Hong Kong Ltd.	111,002	0.0
103,000 (2)(3)	Smoore International Holdings Ltd.	239,709	0.1
9,100	Sungrow Power Supply Co. Ltd. - Class A	86,116	0.0
40,200	Sunny Optical Technology Group Co. Ltd.	357,036	0.1
22,880 (1)	TAL Education Group, ADR	233,834	0.1
36,030	TBEA Co. Ltd. - Class A	60,008	0.0
112,840	TCL Technology Group Corp. - Class A	68,200	0.0
346,800	Tencent Holdings Ltd.	22,346,271	4.7
41,049	Tencent Music Entertainment Group, ADR	800,045	0.2
108,000	Tingyi Cayman Islands Holding Corp.	158,546	0.0
72,000	Tongcheng Travel Holdings Ltd.	180,068	0.1
23,700 (1)	Tongwei Co. Ltd. - Class A	55,429	0.0
56,000	TravelSky Technology Ltd. - Class H	75,060	0.0
33,600	Trip.com Group Ltd.	1,967,768	0.4
36,000	Tsingtao Brewery Co. Ltd. - Class H	235,514	0.1
17,400	Unisplendour Corp. Ltd. - Class A	58,310	0.0
18,943	Vipshop Holdings Ltd., ADR	285,092	0.1
13,400	Wanhua Chemical Group Co. Ltd. - Class A	101,522	0.0
258,000	Want Want China Holdings Ltd.	180,446	0.1
48,500	Weichai Power Co. Ltd. - Class A	104,183	0.0
92,000	Weichai Power Co. Ltd. - Class H	187,314	0.1
32,800	Wens Foodstuffs Group Co. Ltd. - Class A	78,222	0.0
5,900	Will Semiconductor Co. Ltd. Shanghai - Class A	105,235	0.0
13,500	Wuliangye Yibin Co. Ltd. - Class A	224,120	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
10,000	WuXi AppTec Co. Ltd. - Class A	$97,132	0.0
15,800 (2)(3)	WuXi AppTec Co. Ltd. - Class H	158,954	0.0
190,500 (1)(2)	Wuxi Biologics Cayman, Inc.	625,965	0.1
55,800	XCMG Construction Machinery Co. Ltd. - Class A	60,533	0.0
919,000 (1)(2)	Xiaomi Corp. - Class B	7,074,220	1.5
272,000 (3)	Xinyi Solar Holdings Ltd.	86,587	0.0
67,400 (1)	XPeng, Inc. - Class A	603,340	0.1
70,000 (2)	Yadea Group Holdings Ltd.	112,320	0.0
203,200	Yankuang Energy Group Co. Ltd. - Class H	202,260	0.1
20,515	Yum China Holdings, Inc.	917,226	0.2
10,200	Yunnan Baiyao Group Co. Ltd. - Class A	79,441	0.0
2,900	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - Class A	80,964	0.0
95,500 (3)	Zhaojin Mining Industry Co. Ltd. - Class H	251,029	0.1
98,600	Zhejiang Expressway Co. Ltd. - Class H	90,808	0.0
14,200	Zhejiang Juhua Co. Ltd. - Class A	56,909	0.0
28,600 (1)(2)	Zhejiang Leapmotor Technology Co. Ltd.	199,804	0.1
19,200	Zhejiang NHU Co. Ltd. - Class A	57,006	0.0
4,620	Zhongji Innolight Co. Ltd. - Class A	94,628	0.0
27,800	Zhongjin Gold Corp. Ltd. - Class A	57,223	0.0
46,000	Zhongsheng Group Holdings Ltd.	71,148	0.0
31,000	Zhuzhou CRRC Times Electric Co. Ltd. - Class H	125,003	0.0
88,000	Zijin Mining Group Co. Ltd. - Class A	240,769	0.1
298,000	Zijin Mining Group Co. Ltd. - Class H	766,400	0.2
22,700	ZTE Corp. - Class A	103,149	0.0
35,800 (3)	ZTE Corp. - Class H	111,318	0.0
23,250	ZTO Express Cayman, Inc.	411,644	0.1
		133,882,511	28.2
	Colombia: 0.1%
13,173	Grupo Cibest SA	164,451	0.1
23,247	Interconexion Electrica SA ESP	112,557	0.0
		277,008	0.1
	Czechia: 0.2%
8,383	CEZ AS	492,429	0.1
4,196	Komercni Banka AS	203,057	0.1
17,998 (2)	Moneta Money Bank AS	124,136	0.0
		819,622	0.2

See Accompanying Notes to Financial Statements

26

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Egypt: 0.0%
120,902	Commercial International Bank Egypt SAE	$205,476	0.0

	Greece: 0.6%
124,291	Alpha Bank SA	437,763	0.1
140,299	Eurobank Ergasias Services and Holdings SA	483,231	0.1
9,370	Hellenic Telecommunications Organization SA	178,144	0.0
6,402	Jumbo SA	220,959	0.1
5,817	Mytilineos SA	315,342	0.1
48,021	National Bank of Greece SA	612,305	0.1
9,096	OPAP SA	206,257	0.0
58,958	Piraeus Financial Holdings SA	408,449	0.1
11,296	Public Power Corp. SA	184,606	0.0
		3,047,056	0.6
	Hong Kong: 0.1%
109,800 (1)	J&T Global Express Ltd.	95,090	0.0
6,500	Orient Overseas International Ltd.	110,623	0.0
584,000	Sino Biopharmaceutical Ltd.	392,882	0.1
		598,595	0.1
	Hungary: 0.3%
21,828	MOL Hungarian Oil & Gas PLC	190,161	0.0
12,064	OTP Bank Nyrt	964,277	0.2
7,320	Richter Gedeon Nyrt	215,767	0.1
		1,370,205	0.3
	India: 18.0%
2,916	ABB India Ltd.	206,841	0.0
8,304	Adani Enterprises Ltd.	253,753	0.1
29,463	Adani Ports & Special Economic Zone Ltd.	498,335	0.1
30,902 (1)	Adani Power Ltd.	210,789	0.1
2,017	Alkem Laboratories Ltd.	116,178	0.0
33,843	Ambuja Cements Ltd.	227,947	0.1
9,990	APL Apollo Tubes Ltd.	202,603	0.0
5,491	Apollo Hospitals Enterprise Ltd.	463,865	0.1
80,681	Ashok Leyland Ltd.	236,170	0.1
20,785	Asian Paints Ltd.	567,621	0.1
7,393	Astral Ltd.	129,920	0.0
20,266 (2)	AU Small Finance Bank Ltd.	193,241	0.0
14,346 (1)	Aurobindo Pharma Ltd.	189,938	0.0
8,885 (1)(2)	Avenue Supermarts Ltd.	453,205	0.1
122,044	Axis Bank Ltd.	1,706,915	0.4
3,616	Bajaj Auto Ltd.	353,195	0.1
20,783	Bajaj Finserv Ltd.	498,246	0.1
1,469	Bajaj Holdings & Investment Ltd.	246,491	0.1
4,285	Balkrishna Industries Ltd.	122,226	0.0
56,812	Bank of Baroda	164,849	0.0
199,162	Bharat Electronics Ltd.	979,467	0.2
14,074	Bharat Forge Ltd.	214,851	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
58,759	Bharat Heavy Electricals Ltd.	$182,540	0.0
83,835	Bharat Petroleum Corp. Ltd.	324,638	0.1
138,228	Bharti Airtel Ltd.	3,240,627	0.7
385	Bosch Ltd.	146,788	0.0
5,840	Britannia Industries Ltd.	398,446	0.1
10,791	BSE Ltd.	349,106	0.1
99,304	Canara Bank	132,266	0.0
33,944	CG Power & Industrial Solutions Ltd.	270,090	0.1
22,697	Cholamandalam Investment and Finance Co. Ltd.	431,215	0.1
29,019	Cipla Ltd./India	509,790	0.1
102,092	Coal India Ltd.	466,851	0.1
148,670	Coforge Ltd.	1,623,678	0.3
7,271	Colgate-Palmolive India Ltd.	204,134	0.0
12,967	Container Corp. Of India Ltd.	114,888	0.0
4,237	Coromandel International Ltd.	123,844	0.0
7,634	Cummins India Ltd.	302,769	0.1
28,241	Dabur India Ltd.	159,807	0.0
6,551	Divi’s Laboratories Ltd.	520,469	0.1
1,900	Dixon Technologies India Ltd.	332,123	0.1
40,484	DLF Ltd.	395,768	0.1
32,292	Dr Reddy’s Laboratories Ltd.	483,778	0.1
7,444	Eicher Motors Ltd.	491,111	0.1
39,807 (1)	FSN E-Commerce Ventures Ltd.	96,774	0.0
123,460	GAIL India Ltd.	274,851	0.1
140,295 (1)	GMR Airports Infrastructure Ltd.	139,471	0.0
22,342	Godrej Consumer Products Ltd.	307,035	0.1
8,140 (1)	Godrej Properties Ltd.	222,578	0.1
14,332	Grasim Industries Ltd.	475,474	0.1
13,895	Havells India Ltd.	251,292	0.1
50,764	HCL Technologies Ltd.	1,023,503	0.2
5,298 (2)	HDFC Asset Management Co. Ltd.	320,876	0.1
304,186	HDFC Bank Ltd.	7,101,363	1.5
52,860 (2)	HDFC Life Insurance Co. Ltd.	501,662	0.1
6,534	Hero MotoCorp Ltd.	322,826	0.1
71,299	Hindalco Industries Ltd.	576,840	0.1
10,961	Hindustan Aeronautics Ltd.	622,618	0.1
52,978	Hindustan Petroleum Corp. Ltd.	270,732	0.1
43,808	Hindustan Unilever Ltd.	1,172,505	0.3
7,933 (1)	Hyundai Motor India Ltd.	205,327	0.0
283,442	ICICI Bank Ltd.	4,790,097	1.0
13,230 (2)	ICICI Lombard General Insurance Co. Ltd.	314,761	0.1

See Accompanying Notes to Financial Statements

27

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
19,209 (2)	ICICI Prudential Life Insurance Co. Ltd.	$147,261	0.0
208,360 (1)	IDFC First Bank Ltd.	176,985	0.0
46,328	Indian Hotels Co. Ltd.	410,845	0.1
154,803	Indian Oil Corp. Ltd.	265,393	0.1
13,418	Indian Railway Catering & Tourism Corp. Ltd.	122,343	0.0
65,930 (1)	Indus Towers Ltd.	323,369	0.1
29,591	IndusInd Bank Ltd.	300,941	0.1
19,355	Info Edge India Ltd.	336,034	0.1
177,020	Infosys Ltd.	3,307,208	0.7
10,390 (1)(2)	InterGlobe Aviation Ltd.	724,641	0.2
162,029	ITC Ltd.	786,887	0.2
18,097	Jindal Stainless Ltd.	148,893	0.0
22,412	Jindal Steel & Power Ltd.	246,312	0.1
23,101	JSW Energy Ltd.	140,724	0.0
33,115	JSW Steel Ltd.	394,435	0.1
19,622	Jubilant Foodworks Ltd.	160,599	0.0
22,086	Kalyan Jewellers India Ltd.	143,192	0.0
58,274	Kotak Mahindra Bank Ltd.	1,470,198	0.3
35,875	Larsen & Toubro Ltd.	1,535,493	0.3
4,042 (2)	LTIMindtree Ltd.	250,709	0.1
12,557	Lupin Ltd.	283,978	0.1
16,491 (2)	Macrotech Developers Ltd.	266,621	0.1
50,117	Mahindra & Mahindra Ltd.	1,860,205	0.4
6,386 (1)	Mankind Pharma Ltd.	172,801	0.0
27,941	Marico Ltd.	235,378	0.1
6,822	Maruti Suzuki India Ltd.	986,813	0.2
42,601	Max Healthcare Institute Ltd.	633,849	0.1
5,756	Mphasis Ltd.	191,094	0.0
126	MRF Ltd.	209,188	0.0
6,375	Muthoot Finance Ltd.	195,216	0.0
17,874	Nestle India Ltd.	513,898	0.1
164,771	NHPC Ltd.	164,782	0.0
171,125	NMDC Ltd.	139,779	0.0
238,507	NTPC Ltd.	931,354	0.2
6,034	Oberoi Realty Ltd.	134,161	0.0
172,748	Oil & Natural Gas Corp. Ltd.	492,009	0.1
26,702	Oil India Ltd.	135,233	0.0
332	Page Industries Ltd.	191,290	0.0
18,231 (1)	PB Fintech Ltd.	387,530	0.1
6,000	Persistent Systems Ltd.	422,908	0.1
42,249	Petronet LNG Ltd.	148,764	0.0
10,869	Phoenix Mills Ltd.	198,017	0.0
4,167	PI Industries Ltd.	199,402	0.0
8,243	Pidilite Industries Ltd.	293,766	0.1
2,931	Polycab India Ltd.	223,953	0.1
77,426	Power Finance Corp. Ltd.	386,287	0.1
248,717	Power Grid Corp. of India Ltd.	869,303	0.2
9,405	Prestige Estates Projects Ltd.	181,945	0.0
126,172	Punjab National Bank	162,608	0.0
28,611	Rail Vikas Nigam Ltd.	132,744	0.0
68,984	REC Ltd.	324,125	0.1
324,450	Reliance Industries Ltd.	5,678,920	1.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
157,174 (1)	Reliance Strategic Investments Ltd.	$599,543	0.1
170,382	Samvardhana Motherson International Ltd.	307,582	0.1
15,817	SBI Cards & Payment Services Ltd.	175,783	0.0
24,602 (2)	SBI Life Insurance Co. Ltd.	527,383	0.1
505	Shree Cement Ltd.	182,762	0.0
76,044	Shriram Finance Ltd.	627,067	0.1
4,735	Siemens Ltd.	179,553	0.0
1,491	Solar Industries India Ltd.	306,003	0.1
23,902 (2)	Sona Blw Precision Forgings Ltd.	134,170	0.0
7,598	SRF Ltd.	287,327	0.1
94,126	State Bank of India	900,384	0.2
52,322	Sun Pharmaceutical Industries Ltd.	1,022,796	0.2
3,634	Sundaram Finance Ltd.	219,441	0.1
3,508	Supreme Industries Ltd.	179,672	0.0
525,072 (1)	Suzlon Energy Ltd.	414,840	0.1
6,230	Tata Communications Ltd.	122,834	0.0
48,514	Tata Consultancy Services Ltd.	1,959,019	0.4
32,487	Tata Consumer Products Ltd.	416,405	0.1
1,909	Tata Elxsi Ltd.	140,472	0.0
108,901	Tata Motors Ltd.	873,660	0.2
87,053	Tata Power Co. Ltd.	411,728	0.1
399,053	Tata Steel Ltd.	744,269	0.2
29,532	Tech Mahindra Ltd.	581,153	0.1
2,239	Thermax Ltd.	89,292	0.0
19,049	Titan Co. Ltd.	819,831	0.2
5,737	Torrent Pharmaceuticals Ltd.	228,061	0.1
9,189	Torrent Power Ltd.	157,242	0.0
9,939	Trent Ltd.	720,542	0.2
5,870	Tube Investments of India Ltd.	212,861	0.1
12,885	TVS Motor Co. Ltd.	438,452	0.1
6,338	UltraTech Cement Ltd.	893,976	0.2
84,433	Union Bank of India Ltd.	151,253	0.0
15,482	United Spirits Ltd.	257,839	0.1
25,586	UPL Ltd.	197,363	0.0
70,439	Varun Beverages Ltd.	375,866	0.1
74,492	Vedanta Ltd.	401,106	0.1
1,380,913 (1)	Vodafone Idea Ltd.	119,577	0.0
12,244	Voltas Ltd.	187,663	0.0
142,318	Wipro Ltd.	441,583	0.1
784,708 (1)	Yes Bank Ltd.	186,146	0.0
260,431 (1)	Zomato Ltd.	802,075	0.2
13,503	Zydus Lifesciences Ltd.	155,966	0.0
		85,322,880	18.0
	Indonesia: 1.2%
728,100	Adaro Energy Indonesia Tbk PT	82,198	0.0
351,100 (1)	Amman Mineral Internasional PT	183,071	0.1

See Accompanying Notes to Financial Statements

28

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Indonesia (continued)
1,096,100	Astra International Tbk PT	$303,965	0.1
2,999,200	Bank Central Asia Tbk PT	1,603,215	0.4
2,002,100	Bank Mandiri Persero Tbk PT	601,400	0.1
814,800	Bank Negara Indonesia Persero Tbk PT	206,799	0.1
3,664,500	Bank Rakyat Indonesia Persero Tbk PT	844,889	0.2
1,332,449	Barito Pacific Tbk PT	136,358	0.0
426,700	Chandra Asri Pacific Tbk PT	259,701	0.1
381,700	Charoen Pokphand Indonesia Tbk PT	110,510	0.0
49,378,900 (1)	GoTo Gojek Tokopedia Tbk PT	176,408	0.0
117,000	Indofood CBP Sukses Makmur Tbk PT	75,705	0.0
223,600	Indofood Sukses Makmur Tbk PT	111,963	0.0
1,142,300	Kalbe Farma Tbk PT	107,440	0.0
1,010,200	Sumber Alfaria Trijaya Tbk PT	148,786	0.0
2,700,400	Telkom Indonesia Persero Tbk PT	461,989	0.1
79,500	United Tractors Tbk PT	105,026	0.0
		5,519,423	1.2
	Kuwait: 0.7%
94,666	Boubyan Bank KSCP	223,037	0.1
127,841	Gulf Bank KSCP	150,185	0.0
566,043	Kuwait Finance House KSCP	1,485,478	0.3
43,993	Mabanee Co. KPSC	125,838	0.0
108,906	Mobile Telecommunications Co. KSCP	172,258	0.0
426,709	National Bank of Kuwait SAKP	1,394,772	0.3
		3,551,568	0.7
	Luxembourg: 0.0%
7,468	Reinet Investments SCA	243,038	0.0

	Malaysia: 1.3%
138,200	AMMB Holdings Bhd	167,444	0.1
157,600	Axiata Group Bhd	86,491	0.0
192,000	CelcomDIGI Bhd	179,340	0.1
420,000	CIMB Group Holdings Bhd	677,399	0.2
226,300	Gamuda Bhd	257,590	0.1
110,600	Genting Bhd	80,133	0.0
34,100	Hong Leong Bank Bhd	158,751	0.1
112,300	IHH Healthcare Bhd	181,899	0.1
130,700	IOI Corp. Bhd	116,150	0.0
26,200	Kuala Lumpur Kepong Bhd	128,807	0.0
298,800	Malayan Banking Bhd	688,353	0.2
130,400	Maxis Bhd	111,871	0.0
66,600	MISC Bhd	120,096	0.0
171,300 (2)	MR DIY Group M Bhd	66,729	0.0
3,600	Nestle Malaysia Bhd	65,615	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Malaysia (continued)
153,500	Petronas Chemicals Group Bhd	$127,345	0.0
18,400	Petronas Dagangan Bhd	94,075	0.0
37,500	Petronas Gas Bhd	156,929	0.0
34,000	PPB Group Bhd	83,062	0.0
209,700	Press Metal Aluminium Holdings Bhd	258,235	0.1
816,300	Public Bank Bhd	835,628	0.2
88,200	QL Resources Bhd	96,395	0.0
85,500	RHB Bank Bhd	127,918	0.0
159,200	Sime Darby Bhd	62,393	0.0
109,800	Sime Darby Plantation Bhd	121,072	0.0
124,000	Sunway Bhd	138,473	0.0
66,800	Telekom Malaysia Bhd	103,984	0.0
159,600	Tenaga Nasional Bhd	545,423	0.1
175,700	YTL Corp. Bhd	96,899	0.0
159,720	YTL Power International Bhd	150,951	0.0
		6,085,450	1.3
	Mexico: 2.1%
198,678 (3)	Alfa SAB de CV - Class A	146,643	0.0
996,107	America Movil SAB de CV	891,822	0.2
27,641	Arca Continental SAB de CV	292,842	0.1
836,894	Cemex SAB de CV	579,352	0.1
28,508	Coca-Cola Femsa SAB de CV	276,154	0.1
154,340	Fibra Uno Administracion SA de CV	213,359	0.0
92,540	Fomento Economico Mexicano SAB de CV	952,006	0.2
9,838	Gruma SAB de CV - Class B	169,675	0.0
15,725	Grupo Aeroportuario del Centro Norte SAB de CV	206,823	0.0
20,989	Grupo Aeroportuario del Pacifico SAB de CV - Class B	480,484	0.1
9,769	Grupo Aeroportuario del Sureste SAB de CV - Class B	311,846	0.1
70,171	Grupo Bimbo SAB de CV	195,729	0.0
30,641	Grupo Carso SAB de CV	218,420	0.1
15,000	Grupo Comercial Chedraui SA de CV	118,780	0.0
134,169	Grupo Financiero Banorte SAB de CV - Class O	1,231,185	0.3
100,312	Grupo Financiero Inbursa SAB de CV - Class O	259,220	0.1
169,598	Grupo Mexico SAB de CV	1,023,580	0.2
11,082 (1)	Industrias Penoles SAB de CV	309,844	0.1
80,149	Kimberly-Clark de Mexico SAB de CV - Class A	146,933	0.0
57,508	Prologis Property Mexico SA de CV	216,829	0.1

See Accompanying Notes to Financial Statements

29

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Mexico (continued)
10,635	Promotora y Operadora de Infraestructura SAB de CV	$119,950	0.0
7,500	Qualitas Controladora SAB de CV	77,096	0.0
4,827	Southern Copper Corp.	488,348	0.1
285,579	Wal-Mart de Mexico SAB de CV	944,802	0.2
		9,871,722	2.1
	Peru: 0.2%
9,496	Cia de Minas Buenaventura SAA, ADR	155,924	0.0
3,750	Credicorp Ltd.	838,200	0.2
		994,124	0.2
	Philippines: 0.5%
13,100	Ayala Corp.	132,528	0.0
358,600	Ayala Land, Inc.	172,075	0.0
104,535	Bank of the Philippine Islands	241,249	0.1
134,276	BDO Unibank, Inc.	364,233	0.1
56,090	International Container Terminal Services, Inc.	408,916	0.1
23,750	Jollibee Foods Corp.	91,098	0.0
15,160	Manila Electric Co.	144,926	0.0
100,030	Metropolitan Bank & Trust Co.	128,745	0.0
4,130	PLDT, Inc.	89,297	0.0
11,530	SM Investments Corp.	178,487	0.1
554,800	SM Prime Holdings, Inc.	230,961	0.1
		2,182,515	0.5
	Poland: 1.1%
37,424 (1)(2)	Allegro.eu SA	360,304	0.1
21,884 (1)	Bank Millennium SA	86,948	0.0
9,968	Bank Polska Kasa Opieki SA	513,396	0.1
478 (3)	Budimex SA	74,082	0.0
2,634 (1)(3)	CCC SA	149,935	0.0
3,418 (3)	CD Projekt SA	266,746	0.1
2,678 (1)(2)	Dino Polska SA	391,343	0.1
7,526 (1)	KGHM Polska Miedz SA	269,368	0.1
59 (3)	L.P. SA	240,461	0.1
821 (1)	mBank SA	181,739	0.0
50,038 (1)	PGE Polska Grupa Energetyczna SA	158,402	0.0
31,124	Polski Koncern Naftowy ORLEN SA	709,362	0.1
47,368	Powszechna Kasa Oszczednosci Bank Polski SA	989,746	0.2
31,994	Powszechny Zaklad Ubezpieczen SA	559,482	0.1
2,176	Santander Bank Polska SA	299,029	0.1
10,856 (1)(3)	Zabka Group SA	65,249	0.0
		5,315,592	1.1
	Qatar: 0.7%
120,640	Barwa Real Estate Co.	91,996	0.0
177,796	Commercial Bank PSQC	222,132	0.1
110,273	Dukhan Bank	110,182	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Qatar (continued)
79,219	Industries Qatar QSC	$268,705	0.1
326,777	Masraf Al Rayan QSC	208,912	0.1
314,737	Mesaieed Petrochemical Holding Co.	116,394	0.0
44,766	Ooredoo QPSC	157,335	0.0
25,070	Qatar Electricity & Water Co. QSC	111,545	0.0
33,706	Qatar Fuel QSC	138,675	0.0
152,721	Qatar Gas Transport Co. Ltd.	208,046	0.0
55,556	Qatar International Islamic Bank QSC	166,136	0.0
97,962	Qatar Islamic Bank SAQ	595,951	0.1
247,575	Qatar National Bank QPSC	1,179,619	0.3
		3,575,628	0.7
	Romania: 0.0%
30,525	NEPI Rockcastle NV	232,682	0.0

	Saudi Arabia: 3.4%
8,066 (1)	ACWA Power Co.	549,781	0.1
18,321	Ades Holding Co.	66,914	0.0
105,978	Al Rajhi Bank	2,673,068	0.6
2,099 (1)	Al Rajhi Co for Co-operative Insurance	71,995	0.0
67,710	Alinma Bank	484,050	0.1
23,217	Almarai Co. JSC	313,797	0.1
49,218	Arab National Bank	285,013	0.1
1,385	Arabian Internet & Communications Services Co.	98,353	0.0
40,082	Bank AlBilad	281,185	0.1
35,662 (1)	Bank Al-Jazira	122,174	0.0
66,255	Banque Saudi Fransi	315,460	0.1
4,569	Bupa Arabia for Cooperative Insurance Co.	216,968	0.1
4,096	Co. for Cooperative Insurance	172,562	0.1
1,888	Dallah Healthcare Co.	65,736	0.0
29,467 (1)	Dar Al Arkan Real Estate Development Co.	150,939	0.0
4,704	Dr Sulaiman Al Habib Medical Services Group Co.	340,080	0.1
1,312	Elm Co.	350,315	0.1
20,854	Etihad Etisalat Co.	329,727	0.1
29,091 (1)	Jabal Omar Development Co.	156,400	0.0
31,975	Jarir Marketing Co.	106,890	0.0
4,877	Makkah Construction & Development Co.	119,894	0.0
5,268	Mouwasat Medical Services Co.	105,996	0.0
80,960	Riyad Bank	620,200	0.1
12,873	SABIC Agri-Nutrients Co.	368,078	0.1
19,381	Sahara International Petrochemical Co.	102,451	0.0
1,176	SAL Saudi Logistics Services	58,871	0.0

See Accompanying Notes to Financial Statements

30

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Saudi Arabia (continued)
72,046 (1)	Saudi Arabian Mining Co.	$1,028,860	0.2
312,099 (2)	Saudi Arabian Oil Co.	2,023,625	0.4
3,073	Saudi Aramco Base Oil Co.	83,752	0.0
55,343	Saudi Awwal Bank	497,135	0.1
49,670	Saudi Basic Industries Corp.	723,761	0.2
40,959	Saudi Electricity Co.	160,446	0.0
20,024	Saudi Industrial Investment Group	89,587	0.0
34,091	Saudi Investment Bank	131,979	0.0
161,036	Saudi National Bank	1,550,546	0.3
1,885 (1)	Saudi Research & Media Group	97,158	0.0
2,641	Saudi Tadawul Group Holding Co.	124,263	0.0
110,019	Saudi Telecom Co.	1,247,997	0.3
15,032	Yanbu National Petrochemical Co.	121,112	0.0
		16,407,118	3.4
	South Africa: 2.8%
44,386	Absa Group Ltd.	441,792	0.1
11,395 (1)	Anglo American Platinum Ltd.	507,386	0.1
20,718	Aspen Pharmacare Holdings Ltd.	139,834	0.0
18,367	Bid Corp. Ltd.	484,942	0.1
18,433	Bidvest Group Ltd.	243,139	0.0
4,680	Capitec Bank Holdings Ltd.	935,747	0.2
12,624	Clicks Group Ltd.	264,549	0.1
28,787	Discovery Ltd.	349,947	0.1
269,972	FirstRand Ltd.	1,154,087	0.2
48,346	Gold Fields Ltd.	1,144,819	0.2
31,180	Harmony Gold Mining Co. Ltd.	433,837	0.1
48,508 (1)	Impala Platinum Holdings Ltd.	435,857	0.1
93,038	MTN Group Ltd.	740,604	0.2
8,825	Naspers Ltd. - Class N	2,753,520	0.6
25,127	Nedbank Group Ltd.	344,962	0.1
224,435	Old Mutual Ltd.	153,015	0.0
44,464	OUTsurance Group Ltd.	196,730	0.0
128,748 (2)	Pepkor Holdings Ltd.	198,204	0.0
27,774	Remgro Ltd.	248,562	0.1
96,128	Sanlam Ltd.	481,461	0.1
32,303 (1)	Sasol Ltd.	143,839	0.0
27,167	Shoprite Holdings Ltd.	424,989	0.1
69,891	Standard Bank Group Ltd.	897,374	0.2
33,535	Vodacom Group Ltd.	258,941	0.1
50,617	Woolworths Holdings Ltd./South Africa	147,988	0.0
		13,526,125	2.8
	South Korea: 10.2%
2,186 (1)	Alteogen, Inc.	602,303	0.1
1,591	Amorepacific Corp.	160,906	0.0
8,958	Celltrion, Inc.	1,057,043	0.2
439	CJ CheilJedang Corp.	80,771	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
3,003	Coway Co. Ltd.	$214,590	0.1
2,493	DB Insurance Co. Ltd.	227,493	0.1
3,056	Doosan Bobcat, Inc.	131,357	0.0
24,546 (1)	Doosan Enerbility Co. Ltd.	1,243,576	0.3
2,667 (1)	Ecopro BM Co. Ltd.	198,042	0.0
5,509	Ecopro Co. Ltd.	183,586	0.0
15,213	Hana Financial Group, Inc.	969,038	0.2
1,225	Hanjin Kal Corp.	106,544	0.0
4,014	Hankook Tire & Technology Co. Ltd.	117,928	0.0
2,407	Hanmi Semiconductor Co. Ltd.	180,766	0.0
1,822	Hanwha Aerospace Co. Ltd.	1,143,355	0.2
5,595 (1)	Hanwha Ocean Co. Ltd.	327,733	0.1
3,855	Hanwha Systems Co. Ltd.	165,371	0.0
2,345	HD Hyundai Co. Ltd.	224,695	0.1
1,280	HD Hyundai Electric Co. Ltd.	479,855	0.1
1,201	HD Hyundai Heavy Industries Co. Ltd.	379,078	0.1
2,323	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	627,305	0.1
6,394 (1)	HLB, Inc.	231,698	0.1
13,853	HMM Co. Ltd.	230,974	0.1
1,253	HYBE Co. Ltd.	286,480	0.1
1,954	Hyundai Glovis Co. Ltd.	194,542	0.0
3,299	Hyundai Mobis Co. Ltd.	699,877	0.2
7,443	Hyundai Motor Co.	1,117,622	0.2
3,909	Hyundai Rotem Co. Ltd.	567,257	0.1
13,472	Industrial Bank of Korea	181,953	0.0
17,022	Kakao Corp.	755,066	0.2
8,946	KakaoBank Corp.	198,247	0.0
20,010	KB Financial Group, Inc.	1,644,347	0.4
12,836	Kia Corp.	918,472	0.2
4,026	Korea Aerospace Industries Ltd.	267,359	0.1
13,763	Korea Electric Power Corp.	397,712	0.1
2,204	Korea Investment Holdings Co. Ltd.	227,438	0.1
230	Korea Zinc Co. Ltd.	139,141	0.0
9,519	Korean Air Lines Co. Ltd.	160,805	0.0
1,561 (1)	Krafton, Inc.	419,112	0.1
4,868	KT&G Corp.	459,474	0.1
2,698	LG Chem Ltd.	421,374	0.1
5,017	LG Corp.	295,183	0.1
16,568 (1)	LG Display Co. Ltd.	109,888	0.0
5,815	LG Electronics, Inc.	317,122	0.1
2,575 (1)	LG Energy Solution Ltd.	565,324	0.1
489	LG H&H Co. Ltd.	115,525	0.0
795	LG Innotek Co. Ltd.	86,560	0.0
11,223	LG Uplus Corp.	118,818	0.0
803	LS Electric Co. Ltd.	177,499	0.0
4,405	Meritz Financial Group, Inc.	366,445	0.1

See Accompanying Notes to Financial Statements

31

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
12,894	Mirae Asset Securities Co. Ltd.	$204,366	0.0
7,748	NAVER Corp.	1,504,545	0.3
7,253	NH Investment & Securities Co. Ltd.	107,257	0.0
1,298	Orion Corp./Republic of Korea	104,442	0.0
1,680 (1)	POSCO Future M Co. Ltd.	156,799	0.0
3,852	POSCO Holdings, Inc.	742,072	0.2
2,788	Posco International Corp.	102,349	0.0
976 (1)(2)	Samsung Biologics Co. Ltd.	716,206	0.2
4,600	Samsung C&T Corp.	548,242	0.1
3,137	Samsung Electro- Mechanics Co. Ltd.	311,679	0.1
254,577	Samsung Electronics Co. Ltd.	11,257,808	2.4
1,683	Samsung Fire & Marine Insurance Co. Ltd.	539,633	0.1
36,326 (1)	Samsung Heavy Industries Co. Ltd.	449,205	0.1
4,344	Samsung Life Insurance Co. Ltd.	409,055	0.1
3,437	Samsung SDI Co. Ltd.	438,839	0.1
2,305	Samsung SDS Co. Ltd.	288,920	0.1
207	Samyang Foods Co. Ltd.	213,712	0.1
22,915	Shinhan Financial Group Co. Ltd.	1,038,894	0.2
1,705 (1)	SK Biopharmaceuticals Co. Ltd.	116,110	0.0
29,415	SK Hynix, Inc.	6,338,392	1.3
3,509	SK Innovation Co. Ltd.	318,074	0.1
5,022 (1)	SK Square Co. Ltd.	675,002	0.1
2,755	SK Telecom Co. Ltd.	115,913	0.0
1,928	SK, Inc.	291,218	0.1
1,027 (1)	SKC Co. Ltd.	83,563	0.0
2,461	S-Oil Corp.	109,121	0.0
34,015	Woori Financial Group, Inc.	565,984	0.1
3,098	Yuhan Corp.	238,609	0.1
		48,478,658	10.2
	Taiwan: 18.7%
28,000	Accton Technology Corp.	699,825	0.1
162,000	Acer, Inc.	167,873	0.0
24,595	Advantech Co. Ltd.	285,330	0.1
4,000	Alchip Technologies Ltd.	424,128	0.1
180,000	ASE Technology Holding Co. Ltd.	903,020	0.2
125,000	Asia Cement Corp.	182,477	0.0
18,000	Asia Vital Components Co. Ltd.	459,764	0.1
38,000	Asustek Computer, Inc.	840,080	0.2
368,000	AUO Corp.	155,542	0.0
34,000	Catcher Technology Co. Ltd.	246,883	0.1
504,000	Cathay Financial Holding Co. Ltd.	1,084,882	0.2
79,179	Chailease Holding Co. Ltd.	342,941	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
321,464	Chang Hwa Commercial Bank Ltd.	$205,782	0.0
98,000	Cheng Shin Rubber Industry Co. Ltd.	126,766	0.0
162,000	China Airlines Ltd.	119,703	0.0
869,000	China Development Financial Holding Corp.	445,744	0.1
642,000	China Steel Corp.	412,913	0.1
204,000	Chunghwa Telecom Co. Ltd.	943,611	0.2
232,000	Compal Electronics, Inc.	230,758	0.1
893,000	CTBC Financial Holding Co. Ltd.	1,336,492	0.3
105,000	Delta Electronics, Inc.	1,485,850	0.3
46,000	E Ink Holdings, Inc.	348,167	0.1
765,516	E.Sun Financial Holding Co. Ltd.	860,497	0.2
11,000 (1)	Eclat Textile Co. Ltd.	154,550	0.0
16,000	Elite Material Co. Ltd.	483,819	0.1
4,000	eMemory Technology, Inc.	323,826	0.1
147,000	Eva Airways Corp.	200,646	0.0
56,000	Evergreen Marine Corp. Taiwan Ltd.	381,342	0.1
156,000	Far Eastern New Century Corp.	175,708	0.0
95,000	Far EasTone Telecommunications Co. Ltd.	291,219	0.1
26,720	Feng TAY Enterprise Co. Ltd.	112,187	0.0
603,306	First Financial Holding Co. Ltd.	599,918	0.1
190,000	Formosa Chemicals & Fibre Corp.	149,064	0.0
215,000	Formosa Plastics Corp.	256,556	0.1
8,500	Fortune Electric Co. Ltd.	163,794	0.0
439,620	Fubon Financial Holding Co. Ltd.	1,316,509	0.3
29,000	Gigabyte Technology Co. Ltd.	281,799	0.1
5,000	Global Unichip Corp.	223,644	0.0
13,000	Globalwafers Co. Ltd.	134,171	0.0
675,000	Hon Hai Precision Industry Co. Ltd.	3,724,202	0.8
16,420	Hotai Motor Co. Ltd.	316,418	0.1
475,710	Hua Nan Financial Holdings Co. Ltd.	442,608	0.1
405,544	Innolux Corp.	162,439	0.0
13,000	International Games System Co. Ltd.	381,625	0.1
149,000	Inventec Corp.	215,938	0.0
5,000	Jentech Precision Industrial Co. Ltd.	258,745	0.1
5,000	Largan Precision Co. Ltd.	408,352	0.1
116,000	Lite-On Technology Corp.	439,736	0.1
4,000	Lotes Co. Ltd.	185,214	0.0
82,000	MediaTek, Inc.	3,513,590	0.7
629,756	Mega Financial Holding Co. Ltd.	884,410	0.2

See Accompanying Notes to Financial Statements

32

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
281,000	Nan Ya Plastics Corp.	$262,536	0.1
9,000	Nien Made Enterprise Co. Ltd.	125,470	0.0
31,000	Novatek Microelectronics Corp.	578,177	0.1
108,000	Pegatron Corp.	284,510	0.1
13,000 (1)	PharmaEssentia Corp.	243,854	0.1
118,000	Pou Chen Corp.	125,124	0.0
29,000	President Chain Store Corp.	254,331	0.1
146,000	Quanta Computer, Inc.	1,373,331	0.3
27,000	Realtek Semiconductor Corp.	524,367	0.1
74,300	Ruentex Development Co. Ltd.	75,750	0.0
214,000	Shanghai Commercial & Savings Bank Ltd.	339,726	0.1
799,800 (1)	Shin Kong Financial Holding Co. Ltd.	309,393	0.1
581,714	SinoPac Financial Holdings Co. Ltd.	481,799	0.1
70,000	Synnex Technology International Corp.	154,271	0.0
615,245	Taishin Financial Holding Co. Ltd.	331,868	0.1
375,008	Taiwan Business Bank	197,061	0.0
360,000	Taiwan Cement Corp.	314,237	0.1
563,430	Taiwan Cooperative Financial Holding Co. Ltd.	477,077	0.1
88,000	Taiwan High Speed Rail Corp.	85,083	0.0
98,000	Taiwan Mobile Co. Ltd.	385,635	0.1
1,323,000	Taiwan Semiconductor Manufacturing Co. Ltd.	48,381,255	10.2
72,000	Unimicron Technology Corp.	281,009	0.1
259,000	Uni-President Enterprises Corp.	717,923	0.2
611,000	United Microelectronics Corp.	921,569	0.2
54,477	Vanguard International Semiconductor Corp.	187,598	0.0
4,000	Voltronic Power Technology Corp.	172,542	0.0
38,000	Wan Hai Lines Ltd.	115,562	0.0
151,000	Wistron Corp.	635,296	0.1
6,000	Wiwynn Corp.	521,010	0.1
89,000	WPG Holdings Ltd.	213,920	0.0
22,727	Yageo Corp.	377,129	0.1
94,000	Yang Ming Marine Transport Corp.	228,508	0.1
552,620	Yuanta Financial Holding Co. Ltd.	646,744	0.1
38,000	Zhen Ding Technology Holding Ltd.	130,772	0.0
		88,945,494	18.7
	Thailand: 1.0%
56,000	Advanced Info Service PCL	479,984	0.1
231,800	Airports of Thailand PCL	216,039	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Thailand (continued)
612,800	Bangkok Dusit Medical Services PCL - Class F	$392,159	0.1
33,300	Bumrungrad Hospital PCL	143,035	0.0
108,500	Central Pattana PCL	154,317	0.0
200,200	Charoen Pokphand Foods PCL	141,776	0.0
297,000	CP ALL PCL - Foreign	402,275	0.1
115,702	CP AXTRA PCL	63,819	0.0
170,956	Delta Electronics Thailand PCL	507,474	0.1
250,811 (1)	Gulf Development PCL	298,963	0.1
348,500	Home Product Center PCL	69,802	0.0
32,500	Kasikornbank PCL	153,517	0.0
194,800	Krung Thai Bank PCL	127,782	0.0
184,400	Minor International PCL	131,906	0.0
77,900	PTT Exploration & Production PCL	262,549	0.1
547,300	PTT PCL - Foreign	505,391	0.1
43,900	SCB X PCL	158,755	0.0
41,800	Siam Cement PCL - Foreign	216,499	0.1
1,409,300	TMBThanachart Bank PCL	82,003	0.0
569,000 (1)	True Corp. PCL	194,604	0.1
		4,702,649	1.0
	Turkey: 0.5%
170,901	Akbank TAS	292,878	0.1
74,637	Aselsan Elektronik Sanayi Ve Ticaret AS	282,642	0.1
24,907	BIM Birlesik Magazalar AS	309,479	0.1
40,395	Coca-Cola Icecek AS	49,949	0.0
164,474 (1)	Eregli Demir ve Celik Fabrikalari TAS	110,237	0.0
35,599	Ford Otomotiv Sanayi AS	79,869	0.0
56,313	Haci Omer Sabanci Holding AS	126,842	0.0
40,302	KOC Holding AS	155,971	0.0
12,825 (1)	Pegasus Hava Tasimaciligi AS	82,808	0.0
580,921 (1)	Sasa Polyester Sanayi AS	44,667	0.0
29,957	Turk Hava Yollari AO	213,420	0.1
65,260	Turkcell Iletisim Hizmetleri AS	157,855	0.0
469,871	Turkiye Is Bankasi AS - Class C	157,694	0.0
52,258	Turkiye Petrol Rafinerileri AS	183,766	0.1
74,145	Turkiye Sise ve Cam Fabrikalari AS	67,129	0.0
183,187 (1)	Yapi ve Kredi Bankasi AS	145,906	0.0
		2,461,112	0.5
	United Arab Emirates: 1.6%
160,903	Abu Dhabi Commercial Bank PJSC	590,599	0.1

See Accompanying Notes to Financial Statements

33

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares	RA	Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Arab Emirates (continued)
80,201	Abu Dhabi Islamic Bank PJSC	$469,559	0.1
166,582	Abu Dhabi National Oil Co. for Distribution PJSC	166,464	0.0
176,201	ADNOC Drilling Co. PJSC	273,470	0.1
298,471	Adnoc Gas PLC	277,925	0.1
210,729	Aldar Properties PJSC	512,071	0.1
158,897	Americana Restaurants International PLC	97,347	0.0
262,490	Dubai Electricity & Water Authority PJSC	201,575	0.1
158,516	Dubai Islamic Bank PJSC	391,401	0.1
46,162	Emaar Development PJSC	169,950	0.1
356,216	Emaar Properties PJSC	1,321,433	0.3
103,756	Emirates NBD Bank PJSC	644,131	0.1
194,258	Emirates Telecommunications Group Co. PJSC	930,932	0.2
239,705	First Abu Dhabi Bank PJSC	1,083,306	0.2
191,798 (1)	Multiply Group PJSC	126,027	0.0
91,167	Salik Co. PJSC	150,159	0.0
		7,406,349	1.6
	United Kingdom: 0.3%
27,175	Anglogold Ashanti PLC	1,241,394	0.3

	United States: 0.2%
20,847 (1)	JBS NV	303,656	0.1
4,137 (1)	Legend Biotech Corp., ADR	146,822	0.0
40,000 (2)	Micro-Star International Co. Ltd.	196,661	0.1
1,149	Oracle Financial Services Software Ltd. - Class 1	120,435	0.0
		767,574	0.2
	Total Common Stock (Cost $382,484,922)	463,936,448	97.6

PREFERRED STOCK: 1.7%
	Brazil: 1.2%
298,321	Banco Bradesco SA - Preference Shares	923,005	0.2
14,349	Centrais Eletricas Brasileiras SA	117,790	0.0
96,823	Cia Energetica de Minas Gerais	193,357	0.1
61,900	Cia Paranaense de Energia	141,958	0.0
75,704	Gerdau SA	222,942	0.1
289,421	Itau Unibanco Holding SA	1,964,063	0.4
307,114	Itausa SA	618,965	0.1
242,099	Petroleo Brasileiro SA	1,397,848	0.3
		5,579,928	1.2
	Chile: 0.1%
8,084	Sociedad Quimica y Minera de Chile SA	288,087	0.1
Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Colombia: 0.0%
24,234	Grupo Cibest SA	$273,824	0.0

	South Korea: 0.4%
1,023	Hyundai Motor Co.	116,821	0.0
1,858	Hyundai Motor Co. - Second Preference Shares	218,192	0.1
43,625	Samsung Electronics Co. Ltd.	1,600,379	0.3
		1,935,392	0.4
	Total Preferred Stock (Cost $7,580,754)	8,077,231	1.7
RIGHT: 0.0%
	South Korea: 0.0%
199 (1)	POSCO Future M Co. Ltd.	4,536	0.0
	Total Right (Cost $–)	4,536	0.0

RIGHTS: 0.0%
	South Korea: 0.0%
126 (1)	Hanwha Aerospace Co. Ltd.	15,318	0.0
	Total Rights (Cost $–)	15,318	0.0

WARRANTS: 0.0%
	Malaysia: 0.0%
35,140	YTL Corp. BHD	9,264	0.0
	Total Warrants (Cost $–)	9,264	0.0
	Total Long-Term Investments (Cost $390,065,676)	472,042,797	99.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Repurchase Agreements: 0.9%
1,031,246 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,031,370, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 6.500%, Market Value plus accrued interest $1,051,871, due 06/01/30-02/01/57)	1,031,246	0.2

See Accompanying Notes to Financial Statements

34

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,031,246 (4)	CF Secured LLC, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,031,370, collateralized by various U.S. Government Agency Obligations, 3.000%- 6.500%, Market Value plus accrued interest $1,052,108, due 05/23/28-12/01/63)	$1,031,246	0.2
1,031,246 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,031,370, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%- 7.500%, Market Value plus accrued interest $1,051,871, due 08/15/34-06/01/55)	1,031,246	0.2
189,856 (4)	Deutsche Bank Securities Inc., Repurchase Agreement dated 06/30/2025, 4.380%, due 07/01/2025 (Repurchase Amount $189,879, collateralized by various U.S. Government Securities, 1.875%-4.250%, Market Value plus accrued interest $193,653, due 11/15/40-02/15/51)	189,856	0.1
1,031,246 (4)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,031,370, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 7.000%, Market Value plus accrued interest $1,051,871, due 03/01/34-05/01/55)	1,031,246	0.2
	Total Repurchase Agreements (Cost $4,314,840)	4,314,840	0.9
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
2,888,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $2,888,000)	$2,888,000	0.6

	Total Short-Term Investments (Cost $7,202,840)	$7,202,840	1.5
	Total Investments in Securities (Cost $397,268,516)	$479,245,637	100.8
	Liabilities in Excess of Other Assets	(3,986,996)	(0.8)
	Net Assets	$475,258,641	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Non-income producing security.

(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)	Security, or a portion of the security, is on loan.

(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)	Rate shown is the 7-day yield as of June 30, 2025.

Sector Diversification	Percentage of Net Assets
Financials	24.4%
Information Technology	23.8
Consumer Discretionary	12.7
Communication Services	9.8
Industrials	6.8
Materials	5.7
Consumer Staples	4.4
Energy	4.2
Health Care	3.2
Utilities	2.6
Real Estate	1.6
Consumer, Non-cyclical	0.1
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

35

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock
Brazil	$15,094,031	$—	$—	$15,094,031
Chile	1,810,849	—	—	1,810,849
China	7,700,706	126,181,805	—	133,882,511
Colombia	277,008	—	—	277,008
Czechia	492,429	327,193	—	819,622
Egypt	—	205,476	—	205,476
Greece	1,043,123	2,003,933	—	3,047,056
Hong Kong	—	598,595	—	598,595
Hungary	215,767	1,154,438	—	1,370,205
India	1,014,959	84,307,921	—	85,322,880
Indonesia	—	5,519,423	—	5,519,423
Kuwait	125,838	3,425,730	—	3,551,568
Luxembourg	243,038	—	—	243,038
Malaysia	467,635	5,617,815	—	6,085,450
Mexico	9,871,722	—	—	9,871,722
Peru	994,124	—	—	994,124
Philippines	795,623	1,386,892	—	2,182,515
Poland	—	5,315,592	—	5,315,592
Qatar	1,433,104	2,142,524	—	3,575,628
Romania	232,682	—	—	232,682
Saudi Arabia	1,270,456	15,136,662	—	16,407,118
South Africa	3,140,550	10,385,575	—	13,526,125
South Korea	—	48,478,658	—	48,478,658
Taiwan	—	88,945,494	—	88,945,494
Thailand	298,963	4,403,686	—	4,702,649
Turkey	309,479	2,151,633	—	2,461,112
United Arab Emirates	2,112,344	5,294,005	—	7,406,349
United Kingdom	—	1,241,394	—	1,241,394
United States	450,478	317,096	—	767,574
Total Common Stock	49,394,908	414,541,540	—	463,936,448
Preferred Stock	6,141,839	1,935,392	—	8,077,231
Right	—	4,536	—	4,536
Rights	—	15,318	—	15,318
Warrants	—	9,264	—	9,264
Short-Term Investments	2,888,000	4,314,840	—	7,202,840
Total Investments, at fair value	$58,424,747	$420,820,890	$—	$479,245,637
Other Financial Instruments+
Futures	135,671	—	—	135,671
Total Assets	$58,560,418	$420,820,890	$—	$479,381,308
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(13)	$—	$(13)
Total Liabilities	$—	$(13)	$—	$(13)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

36

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the following forward foreign currency contracts were outstanding for Voya VACS Index Series EM Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	72	CNY	514	The Bank of New York Mellon	07/02/25	$—
USD	170	CNY	1,222	The Bank of New York Mellon	07/02/25	—
USD	598	CNY	4,284	The Bank of New York Mellon	07/02/25	—
USD	657	CNY	4,716	The Bank of New York Mellon	07/02/25	(1)
USD	1,160	CNY	8,316	The Bank of New York Mellon	07/02/25	(1)
USD	2,036	CNY	14,597	The Bank of New York Mellon	07/02/25	(1)
USD	1,053	CNY	7,551	The Bank of New York Mellon	07/02/25	(1)
USD	1,828	CNY	13,115	The Bank of New York Mellon	07/02/25	(2)
USD	2,262	CNY	16,231	The Bank of New York Mellon	07/02/25	(3)
USD	3,279	CNY	23,524	The Bank of New York Mellon	07/02/25	(4)
						$(13)

At June 30, 2025, the following futures contracts were outstanding for Voya VACS Index Series EM Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
MSCI Emerging Markets Index	102	09/19/25	$6,290,850	$135,671
			$6,290,850	$135,671

Currency Abbreviations:

CNY	—	Chinese Yuan
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$135,671
Total Asset Derivatives		$135,671

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$13
Total Liability Derivatives		$13

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2025 was as follows:

See Accompanying Notes to Financial Statements

37

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$355,032	$355,032
Foreign exchange contracts	2,877	—	2,877
Total	$2,877	$355,032	$357,909

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$498,246	$498,246
Foreign exchange contracts	(13)	—	(13)
Total	$(13)	$498,246	$498,233

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2025:

	The Bank of New York Mellon	Total
Liabilities:
Forward foreign currency contracts	$13	$13
Total Liabilities	$13	$13
Net OTC derivative instruments by counterparty, at fair value	$(13)	$13
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—
Net Exposure(1)	$(13)	$13

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $401,293,051.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$102,633,375
Gross Unrealized Depreciation	(23,580,894)
Net Unrealized Appreciation	$79,052,481

See Accompanying Notes to Financial Statements

38

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.5%
	Australia: 6.8%
270,497 (1)	ANZ Group Holdings Ltd.	$5,187,265	0.3
118,237	APA Group	635,733	0.0
51,247	Aristocrat Leisure Ltd.	2,195,668	0.1
17,703	ASX Ltd.	812,842	0.1
462,090	BHP Group Ltd. - Class DI	11,116,778	0.6
40,048	BlueScope Steel Ltd.	610,273	0.0
124,967	Brambles Ltd.	1,929,965	0.1
34,486	CAR Group Ltd.	849,297	0.1
5,974 (1)	Cochlear Ltd.	1,181,514	0.1
122,377 (1)	Coles Group Ltd.	1,678,049	0.1
152,343	Commonwealth Bank of Australia	18,541,410	1.1
48,135	Computershare Ltd.	1,262,778	0.1
182,285	Evolution Mining Ltd.	949,030	0.1
154,621	Fortescue Metals Group Ltd.	1,554,287	0.1
933,424	Glencore PLC	3,637,209	0.2
184,905	Goodman Group	4,168,615	0.2
215,966	Insurance Australia Group Ltd.	1,283,923	0.1
203,227 (1)	Lottery Corp. Ltd.	712,926	0.0
32,962 (1)	Macquarie Group Ltd.	4,957,673	0.3
251,458	Medibank Pvt Ltd.	835,067	0.1
278,795 (1)	National Australia Bank Ltd.	7,225,753	0.4
124,014	Northern Star Resources Ltd.	1,531,838	0.1
157,298	Origin Energy Ltd.	1,118,064	0.1
5,248	Pro Medicus Ltd.	982,083	0.1
67,701	Qantas Airways Ltd.	478,279	0.0
137,453	QBE Insurance Group Ltd.	2,116,657	0.1
4,825	REA Group Ltd.	764,082	0.0
19,730	Reece Ltd.	186,432	0.0
33,793	Rio Tinto Ltd.	2,392,216	0.1
102,739	Rio Tinto PLC	5,979,815	0.3
296,543	Santos Ltd.	1,495,131	0.1
474,953	Scentre Group	1,115,530	0.1
18,581	SGH Ltd.	661,746	0.0
420,350	Sigma Healthcare Ltd.	827,374	0.1
41,671	Sonic Healthcare Ltd.	735,543	0.0
412,469	South32 Ltd. - Class DI	788,186	0.0
217,964	Stockland	770,311	0.0
98,873	Suncorp Group Ltd.	1,409,103	0.1
366,493	Telstra Group Ltd.	1,168,608	0.1
283,418	Transurban Group	2,607,719	0.2
353,304	Vicinity Ltd.	576,757	0.0
21,825 (1)	Washington H Soul Pattinson & Co. Ltd.	603,364	0.0
103,304 (1)	Wesfarmers Ltd.	5,765,125	0.3
311,629	Westpac Banking Corp.	6,945,131	0.4
18,274	WiseTech Global Ltd.	1,310,536	0.1
172,852 (1)	Woodside Energy Group Ltd. (WDS)	2,670,030	0.2
111,207	Woolworths Group Ltd.	2,277,944	0.1
		118,603,659	6.8
	Austria: 0.2%
28,028	Erste Group Bank AG	2,385,899	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Austria (continued)
40,304	Mondi PLC QX	$658,586	0.0
13,447	OMV AG	731,265	0.1
6,217	Verbund AG	477,632	0.0
		4,253,382	0.2
	Belgium: 0.8%
13,623	Ageas SA	921,566	0.1
89,984	Anheuser-Busch InBev SA	6,190,951	0.4
1,962 (1)	D’ieteren Group	422,517	0.0
4,468 (1)	Elia Group SA	516,030	0.0
7,582	Groupe Bruxelles Lambert NV	647,208	0.1
20,968	KBC Group NV	2,164,106	0.1
36	Lotus Bakeries NV	346,894	0.0
1,407 (1)	Sofina SA	465,365	0.0
6,725	Syensqo SA	520,949	0.0
11,544	UCB SA	2,271,379	0.1
		14,466,965	0.8
	Brazil: 0.0%
15,118	Yara International ASA	557,895	0.0

	Chile: 0.1%
36,006	Antofagasta PLC	895,210	0.1

	China: 0.6%
338,000	BOC Hong Kong Holdings Ltd.	1,471,396	0.1
119,111	Prosus NV	6,682,921	0.4
123,000	SITC International Holdings Co. Ltd.	394,073	0.0
93,000	Wharf Holdings Ltd.	283,148	0.0
175,400 (1)	Wilmar International Ltd.	395,927	0.0
235,900 (1)	Yangzijiang Shipbuilding Holdings Ltd.	411,669	0.1
		9,639,134	0.6
	Denmark: 2.2%
267	AP Moller - Maersk A/S - Class A	492,605	0.0
387 (1)	AP Moller - Maersk A/S - Class B	719,703	0.0
8,702	Carlsberg AS - Class B	1,232,929	0.1
11,488	Coloplast A/S - Class B	1,093,692	0.1
62,830	Danske Bank A/S	2,566,217	0.1
7,790 (2)	Demant A/S	325,478	0.0
18,617	DSV A/S	4,465,368	0.3
5,841 (2)	Genmab A/S	1,212,991	0.1
293,369	Novo Nordisk A/S - Class B	20,328,726	1.2
32,098	Novozymes A/S - Class B	2,304,536	0.1
15,353 (1)(2)(3)	Orsted AS	661,386	0.0
7,469	Pandora A/S	1,316,003	0.1
8,586	ROCKWOOL A/S - Class B	402,446	0.0
30,881	Tryg A/S	798,311	0.0
91,990 (1)	Vestas Wind Systems A/S	1,381,779	0.1
		39,302,170	2.2
	Finland: 1.0%
12,987	Elisa Oyj	721,839	0.0
40,963	Fortum Oyj	768,132	0.1
24,939 (1)	Kesko Oyj - Class B	615,102	0.0

See Accompanying Notes to Financial Statements

39

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Finland (continued)
31,034	Kone Oyj - Class B	$2,044,548	0.1
56,768 (1)	Metso Oyj	735,706	0.0
38,629	Neste Oyj	523,508	0.0
484,809	Nokia Oyj	2,515,501	0.2
14,686	Nordea Bank Abp - EUR	217,907	0.0
271,326	Nordea Bank Abp - SEK	4,030,825	0.2
9,896	Orion Oyj - Class B	744,513	0.1
220,414	Sampo Oyj - Class A	2,372,213	0.1
53,168 (1)	Stora Enso Oyj - Class R	578,022	0.0
48,734	UPM-Kymmene Oyj	1,330,833	0.1
45,924	Wartsila Oyj Abp	1,085,388	0.1
		18,284,037	1.0
	France: 9.3%
17,799	Accor SA	932,821	0.1
3,163	Aeroports de Paris	396,554	0.0
52,655	Air Liquide SA	10,857,552	0.6
54,094	Airbus SE	11,316,538	0.7
31,604 (2)	Alstom SA	737,669	0.0
5,627 (3)	Amundi SA	456,102	0.0
5,209	Arkema SA	384,652	0.0
161,298	AXA SA	7,920,568	0.5
3,782 (1)	BioMerieux	523,115	0.0
92,648	BNP Paribas SA	8,310,708	0.5
65,105	Bollore SE	409,212	0.0
17,301	Bouygues SA	782,435	0.1
29,009	Bureau Veritas SA	990,146	0.1
14,819	Capgemini SE	2,537,560	0.2
49,522	Carrefour SA	698,571	0.0
40,888	Cie de Saint-Gobain	4,803,342	0.3
61,035	Cie Generale des Etablissements Michelin SCA	2,270,156	0.1
5,096	Covivio SA/France	323,108	0.0
96,412	Credit Agricole SA	1,823,955	0.1
58,770	Danone SA	4,808,771	0.3
1,794	Dassault Aviation SA	634,310	0.0
61,104	Dassault Systemes SE	2,214,515	0.1
22,094	Edenred	686,253	0.0
6,264	Eiffage SA	880,178	0.1
166,271	Engie SA	3,907,846	0.2
27,072	EssilorLuxottica SA	7,433,791	0.4
3,652	Eurazeo SE	261,092	0.0
27,620	Getlink SE	533,179	0.0
2,883	Hermes International	7,815,449	0.5
3,444	Ipsen SA	410,243	0.0
6,797	Kering SA	1,480,769	0.1
19,644	Klepierre SA	776,712	0.1
10,120 (3)	La Francaise des Jeux SAEM	397,113	0.0
23,873	Legrand SA	3,199,673	0.2
21,888	L’Oreal SA	9,375,829	0.5
25,042	LVMH Moet Hennessy Louis Vuitton SE	13,106,520	0.8
169,510	Orange SA	2,581,338	0.2
18,427	Pernod Ricard SA	1,838,123	0.1
20,836	Publicis Groupe SA	2,353,324	0.1
17,551	Renault SA	809,893	0.1
20,423	Rexel SA	629,902	0.0
32,780	Safran SA	10,690,383	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
2,666	Sartorius Stedim Biotech	$637,876	0.0
65,571	Societe Generale SA	3,750,948	0.2
8,078	Sodexo SA	497,174	0.0
4,920	Teleperformance	477,868	0.0
8,437	Thales SA	2,491,239	0.1
185,988	TotalEnergies SE	11,368,114	0.7
11,069	Unibail-Rodamco- Westfield	1,064,040	0.1
57,311	Veolia Environnement SA	2,046,116	0.1
45,067	Vinci SA	6,646,067	0.4
		162,279,412	9.3
	Germany: 9.8%
15,567	Adidas AG	3,633,814	0.2
35,154	Allianz SE	14,266,714	0.8
81,250	BASF SE	4,018,598	0.2
89,434	Bayer AG	2,694,412	0.2
26,391	Bayerische Motoren Werke AG	2,350,372	0.1
9,058	Beiersdorf AG	1,138,576	0.1
11,206	Brenntag SE	742,399	0.0
80,884	Commerzbank AG	2,548,907	0.2
10,044	Continental AG	876,620	0.1
16,394 (2)	Covestro AG	1,166,407	0.1
5,698	CTS Eventim AG & Co. KGaA	708,552	0.0
43,382	Daimler Truck Holding AG	2,058,220	0.1
168,490	Deutsche Bank AG	4,994,973	0.3
17,142	Deutsche Boerse AG	5,600,129	0.3
54,785	Deutsche Lufthansa AG	465,106	0.0
87,393	Deutsche Post AG, Reg	4,048,043	0.2
317,758	Deutsche Telekom AG, Reg	11,631,121	0.7
204,383	E.ON SE	3,765,898	0.2
23,402	Evonik Industries AG	483,454	0.0
20,033	Fresenius Medical Care AG & Co. KGaA	1,151,003	0.1
38,570	Fresenius SE & Co. KGaA	1,940,956	0.1
13,335	GEA Group AG	934,788	0.1
5,506	Hannover Rueck SE	1,735,019	0.1
12,183	Heidelberg Materials AG	2,869,066	0.2
9,488	Henkel AG & Co. KGaA	688,122	0.0
118,884	Infineon Technologies AG	5,073,038	0.3
6,623	Knorr-Bremse AG	642,413	0.0
6,800	LEG Immobilien SE	605,280	0.0
65,743	Mercedes-Benz Group AG	3,830,209	0.2
11,801	Merck KGaA	1,530,103	0.1
4,915	MTU Aero Engines AG	2,183,512	0.1
12,177	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,906,969	0.5
5,273	Nemetschek SE	764,549	0.1
467	Rational AG	392,420	0.0
4,070	Rheinmetall AG	8,619,059	0.5
57,730	RWE AG	2,412,439	0.1
95,061	SAP SE	29,067,786	1.7
6,848 (3)	Scout24 SE	945,361	0.1

See Accompanying Notes to Financial Statements

40

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany (continued)
69,186	Siemens AG, Reg	$17,771,043	1.0
61,850 (2)	Siemens Energy AG	7,229,106	0.4
30,806 (3)	Siemens Healthineers AG	1,710,180	0.1
12,124	Symrise AG	1,271,380	0.1
5,894	Talanx AG	764,111	0.0
67,417	Vonovia SE	2,390,168	0.1
20,484 (2)(3)	Zalando SE	675,919	0.0
		172,296,314	9.8
	Hong Kong: 1.8%
973,600	AIA Group Ltd.	8,819,301	0.5
176,000	CK Asset Holdings Ltd.	777,713	0.1
54,500 (1)	CK Infrastructure Holdings Ltd.	360,913	0.0
3,000	CK Infrastructure Holdings Ltd.	19,867	0.0
150,000	CLP Holdings Ltd.	1,266,864	0.1
5,609	Futu Holdings Ltd., ADR	693,216	0.0
68,700	Hang Seng Bank Ltd.	1,030,924	0.1
133,000	Henderson Land Development Co. Ltd.	467,096	0.0
346,000	HKT Trust & HKT Ltd. - Stapled Security	517,295	0.0
1,022,000	Hong Kong & China Gas Co. Ltd.	859,288	0.1
109,600	Hong Kong Exchanges & Clearing Ltd.	5,895,008	0.3
100,700	Hongkong Land Holdings Ltd.	581,039	0.0
14,600	Jardine Matheson Holdings Ltd.	701,822	0.0
237,400	Link REIT	1,271,631	0.1
142,000	MTR Corp. Ltd.	510,617	0.0
126,500	Power Assets Holdings Ltd.	813,340	0.1
237,532	Prudential PLC	2,973,001	0.2
328,000	Sino Land Co. Ltd.	349,364	0.0
132,500	Sun Hung Kai Properties Ltd.	1,526,804	0.1
32,500 (1)	Swire Pacific Ltd. - Class A	278,594	0.0
133,500	Techtronic Industries Co. Ltd.	1,473,036	0.1
761,500 (3)	WH Group Ltd.	733,928	0.0
152,000 (1)	Wharf Real Estate Investment Co. Ltd.	431,466	0.0
		32,352,127	1.8
	Ireland: 0.4%
16,758	AerCap Holdings NV	1,960,686	0.1
191,341	AIB Group PLC	1,579,113	0.1
89,680	Bank of Ireland Group PLC	1,277,955	0.1
15,025	Kerry Group PLC - Class A	1,660,063	0.1
14,115	Kingspan Group PLC	1,202,734	0.0
		7,680,551	0.4
	Israel: 0.8%
3,703	Azrieli Group Ltd.	341,005	0.0
114,267	Bank Hapoalim BM	2,194,849	0.1
136,561	Bank Leumi Le-Israel BM	2,540,792	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Israel (continued)
7,892 (2)	Check Point Software Technologies Ltd.	$1,746,105	0.1
2,441	Elbit Systems Ltd.	1,087,304	0.1
70,692	ICL Group Ltd.	485,320	0.0
111,959	Israel Discount Bank Ltd. - Class A	1,116,761	0.1
14,163	Mizrahi Tefahot Bank Ltd.	923,878	0.1
5,740 (2)	Nice Ltd.	973,006	0.1
104,413 (2)	Teva Pharmaceutical Industries Ltd., ADR	1,749,962	0.1
4,827 (2)	Wix.com Ltd.	764,886	0.0
		13,923,868	0.8
	Italy: 3.1%
78,579 (1)	Assicurazioni Generali SpA	2,795,183	0.2
20,356	Banca Mediolanum SpA	350,800	0.0
103,450	Banco BPM SpA	1,207,526	0.1
90,862	BPER Banca	824,691	0.0
19,842	Coca-Cola HBC AG - Class DI	1,036,595	0.1
56,211 (1)	Davide Campari-Milano NV	378,434	0.0
1,953	DiaSorin SpA	209,030	0.0
740,415	Enel SpA	7,027,081	0.4
200,525	Eni SpA	3,239,315	0.2
11,475	Ferrari NV	5,621,744	0.3
55,788	FinecoBank Banca Fineco SpA	1,237,579	0.1
25,450 (1)(3)	Infrastrutture Wireless Italiane SpA	311,203	0.0
1,377,636	Intesa Sanpaolo SpA	7,935,771	0.5
36,842	Leonardo SpA	2,078,885	0.1
45,650 (1)	Mediobanca Banca di Credito Finanziario SpA	1,062,322	0.1
21,328	Moncler SpA	1,216,585	0.1
42,941 (1)(3)	Nexi SpA	256,458	0.0
41,740 (1)(3)	Poste Italiane SpA	896,823	0.0
25,657	Prysmian SpA	1,816,501	0.1
10,502	Recordati Industria Chimica e Farmaceutica SpA	660,105	0.0
77,398	Ryanair Holdings PLC	2,195,454	0.1
184,121	Snam SpA	1,114,615	0.1
976,857 (1)(2)	Telecom Italia SpA/Milano	482,682	0.0
128,468 (1)	Terna - Rete Elettrica Nazionale	1,320,779	0.1
127,489	UniCredit SpA	8,552,418	0.5
32,755	Unipol Gruppo SpA	648,707	0.0
		54,477,286	3.1
	Japan: 21.2%
69,700	Advantest Corp.	5,166,934	0.3
67,600	Aeon Co. Ltd.	2,072,129	0.1
17,900 (1)	AGC, Inc.	525,109	0.0
48,000	Aisin Corp.	614,035	0.0
82,400	Ajinomoto Co., Inc.	2,234,949	0.1
14,600	ANA Holdings, Inc.	285,869	0.0
131,900 (1)	Asahi Group Holdings Ltd.	1,763,126	0.1
111,900	Asahi Kasei Corp.	796,590	0.1

See Accompanying Notes to Financial Statements

41

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
60,200	Asics Corp.	$1,535,123	0.1
165,200	Astellas Pharma, Inc.	1,617,466	0.1
54,200	Bandai Namco Holdings, Inc.	1,942,485	0.1
52,100 (1)	Bridgestone Corp.	2,130,483	0.1
85,200 (1)	Canon, Inc.	2,471,118	0.1
31,600	Capcom Co. Ltd.	1,079,187	0.1
70,500	Central Japan Railway Co.	1,575,998	0.1
51,300 (1)	Chiba Bank Ltd.	474,101	0.0
58,800	Chubu Electric Power Co., Inc.	727,617	0.0
61,100	Chugai Pharmaceutical Co. Ltd.	3,190,509	0.2
93,800	Concordia Financial Group Ltd.	608,741	0.0
35,400	Dai Nippon Printing Co. Ltd.	537,366	0.0
29,500 (1)	Daifuku Co. Ltd.	758,915	0.1
320,000	Dai-ichi Life Holdings, Inc.	2,432,834	0.1
156,400	Daiichi Sankyo Co. Ltd.	3,623,492	0.2
24,000	Daikin Industries Ltd.	2,817,210	0.2
5,300	Daito Trust Construction Co. Ltd.	577,268	0.0
51,000	Daiwa House Industry Co. Ltd.	1,752,503	0.1
121,800	Daiwa Securities Group, Inc.	865,027	0.1
172,200	Denso Corp.	2,323,889	0.1
18,200 (1)	Dentsu Group, Inc.	403,275	0.0
8,400	Disco Corp.	2,488,445	0.1
82,900	East Japan Railway Co.	1,783,256	0.1
24,000	Eisai Co. Ltd.	689,290	0.0
249,200	ENEOS Holdings, Inc.	1,235,243	0.1
86,300	FANUC Corp.	2,342,811	0.1
17,400	Fast Retailing Co. Ltd.	5,965,836	0.3
12,300	Fuji Electric Co. Ltd.	566,439	0.0
101,900	FUJIFILM Holdings Corp.	2,206,704	0.1
23,000	Fujikura Ltd.	1,209,925	0.1
160,300	Fujitsu Ltd.	3,888,779	0.2
20,800	Hankyu Hanshin Holdings, Inc.	565,420	0.0
1,600	Hikari Tsushin, Inc.	472,426	0.0
417,000	Hitachi Ltd.	12,119,836	0.7
384,500	Honda Motor Co. Ltd.	3,707,678	0.2
9,900	Hoshizaki Corp.	341,135	0.0
31,500	Hoya Corp.	3,741,006	0.2
42,100 (1)	Hulic Co. Ltd.	424,654	0.0
74,200	Idemitsu Kosan Co. Ltd.	449,977	0.0
13,400	IHI Corp.	1,449,394	0.1
80,500 (1)	Inpex Corp.	1,129,992	0.1
48,700	Isuzu Motors Ltd.	616,929	0.0
108,200	ITOCHU Corp.	5,665,895	0.3
12,600 (1)	Japan Airlines Co. Ltd.	256,988	0.0
90,600	Japan Exchange Group, Inc.	917,780	0.1
164,100	Japan Post Bank Co. Ltd.	1,769,085	0.1
162,400	Japan Post Holdings Co. Ltd.	1,504,184	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
17,500	Japan Post Insurance Co. Ltd.	$396,205	0.0
109,200	Japan Tobacco, Inc.	3,216,969	0.2
52,500	JFE Holdings, Inc.	610,715	0.0
38,500	Kajima Corp.	1,004,146	0.1
86,500	Kansai Electric Power Co., Inc.	1,025,875	0.1
42,500	Kao Corp.	1,904,238	0.1
32,000 (1)	Kawasaki Kisen Kaisha Ltd.	453,186	0.0
279,300	KDDI Corp.	4,795,745	0.3
17,700	Keyence Corp.	7,076,961	0.4
62,000	Kikkoman Corp.	575,102	0.0
70,900 (1)	Kirin Holdings Co. Ltd.	993,566	0.1
13,700	Kobe Bussan Co. Ltd.	425,462	0.0
82,200	Komatsu Ltd.	2,712,069	0.2
9,100	Konami Group Corp.	1,438,726	0.1
89,300 (1)	Kubota Corp.	1,007,027	0.1
117,200	Kyocera Corp.	1,407,614	0.1
21,600 (1)	Kyowa Kirin Co. Ltd.	369,733	0.0
7,300 (1)	Lasertec Corp.	978,643	0.1
40,300	M3, Inc.	553,589	0.0
21,700	Makita Corp.	668,316	0.0
128,500	Marubeni Corp.	2,590,335	0.2
30,400	MatsukiyoCocokara & Co.	625,344	0.0
21,900	MEIJI Holdings Co. Ltd.	484,292	0.0
33,100	MINEBEA MITSUMI, Inc.	484,046	0.0
123,800	Mitsubishi Chemical Group Corp.	650,696	0.0
311,200	Mitsubishi Corp.	6,218,362	0.4
173,100	Mitsubishi Electric Corp.	3,723,204	0.2
97,100	Mitsubishi Estate Co. Ltd.	1,820,345	0.1
80,400	Mitsubishi HC Capital, Inc.	591,963	0.0
291,800	Mitsubishi Heavy Industries Ltd.	7,302,116	0.4
1,043,600	Mitsubishi UFJ Financial Group, Inc.	14,228,017	0.8
224,800	Mitsui & Co. Ltd.	4,581,419	0.3
240,600	Mitsui Fudosan Co. Ltd.	2,329,268	0.1
31,400 (1)	Mitsui OSK Lines Ltd.	1,048,752	0.1
217,400	Mizuho Financial Group, Inc.	6,035,008	0.4
22,900	MonotaRO Co. Ltd.	450,806	0.0
117,100	MS&AD Insurance Group Holdings, Inc.	2,617,842	0.2
152,300	Murata Manufacturing Co. Ltd.	2,251,099	0.1
111,800	NEC Corp.	3,261,771	0.2
30,000 (1)	Nexon Co. Ltd.	604,248	0.0
76,200	NIDEC Corp.	1,480,802	0.1
100,500	Nintendo Co. Ltd.	9,650,999	0.6
699 (1)	Nippon Building Fund, Inc.	645,442	0.0
86,600	Nippon Paint Holdings Co. Ltd.	696,460	0.0
15,800	Nippon Sanso Holdings Corp.	597,896	0.0
88,300	Nippon Steel Corp.	1,669,924	0.1

See Accompanying Notes to Financial Statements

42

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
2,720,300	Nippon Telegraph & Telephone Corp.	$2,908,301	0.2
40,000 (1)	Nippon Yusen KK	1,438,999	0.1
203,500 (1)(2)	Nissan Motor Co. Ltd.	492,384	0.0
18,000 (1)	Nissin Foods Holdings Co. Ltd.	373,953	0.0
7,300	Nitori Holdings Co. Ltd.	702,627	0.0
64,500	Nitto Denko Corp.	1,245,590	0.1
274,400	Nomura Holdings, Inc.	1,808,214	0.1
34,500	Nomura Research Institute Ltd.	1,379,911	0.1
59,300	Obayashi Corp.	898,503	0.1
29,600	Obic Co. Ltd.	1,150,998	0.1
103,700	Olympus Corp.	1,231,782	0.1
16,000 (1)	Omron Corp.	431,303	0.0
34,200	Ono Pharmaceutical Co. Ltd.	370,652	0.0
3,500 (1)	Oracle Corp. Japan	417,167	0.0
98,600	Oriental Land Co. Ltd./ Japan	2,270,933	0.1
105,400	ORIX Corp.	2,378,528	0.1
33,200	Osaka Gas Co. Ltd.	851,578	0.1
20,800 (1)	Otsuka Corp.	423,725	0.0
40,300	Otsuka Holdings Co. Ltd.	1,998,046	0.1
34,800	Pan Pacific International Holdings Corp.	1,196,949	0.1
212,300	Panasonic Holdings Corp.	2,271,466	0.1
137,600 (2)	Rakuten Group, Inc.	758,201	0.1
128,000	Recruit Holdings Co. Ltd.	7,527,250	0.4
153,700	Renesas Electronics Corp.	1,901,489	0.1
189,000	Resona Holdings, Inc.	1,745,570	0.1
48,200	Ricoh Co. Ltd.	454,883	0.0
16,300	Sanrio Co. Ltd.	788,197	0.1
24,900 (1)	SBI Holdings, Inc.	867,644	0.1
7,400	SCREEN Holdings Co. Ltd.	601,705	0.0
14,300	SCSK Corp.	430,826	0.0
38,300	Secom Co. Ltd.	1,375,925	0.1
34,500	Sekisui Chemical Co. Ltd.	624,819	0.0
54,500	Sekisui House Ltd.	1,199,509	0.1
201,500	Seven & i Holdings Co. Ltd.	3,243,209	0.2
29,200 (1)	SG Holdings Co. Ltd.	325,229	0.0
21,600	Shimadzu Corp.	534,017	0.0
6,900	Shimano, Inc.	1,000,365	0.1
164,000	Shin-Etsu Chemical Co. Ltd.	5,415,605	0.3
69,000	Shionogi & Co. Ltd.	1,242,157	0.1
36,500 (1)	Shiseido Co. Ltd.	651,914	0.0
5,200	SMC Corp.	1,863,485	0.1
2,606,100	SoftBank Corp.	4,036,723	0.2
87,000	SoftBank Group Corp.	6,325,424	0.4
81,400	Sompo Holdings, Inc.	2,452,973	0.1
559,800	Sony Group Corp.	14,554,983	0.8
53,500	Subaru Corp.	927,497	0.1
99,200	Sumitomo Corp.	2,560,027	0.2
65,200	Sumitomo Electric Industries Ltd.	1,398,110	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
22,600 (1)	Sumitomo Metal Mining Co. Ltd.	$556,977	0.0
335,900	Sumitomo Mitsui Financial Group, Inc.	8,458,285	0.5
58,400	Sumitomo Mitsui Trust Holdings, Inc.	1,553,290	0.1
28,300 (1)	Sumitomo Realty & Development Co. Ltd.	1,092,928	0.1
12,700	Suntory Beverage & Food Ltd.	406,139	0.0
143,500	Suzuki Motor Corp.	1,730,069	0.1
46,000	Sysmex Corp.	800,732	0.1
44,700	T&D Holdings, Inc.	981,170	0.1
14,200	Taisei Corp.	827,016	0.1
144,800	Takeda Pharmaceutical Co. Ltd.	4,470,411	0.3
177,500	TDK Corp.	2,071,879	0.1
121,300	Terumo Corp.	2,226,083	0.1
19,400	TIS, Inc.	650,088	0.0
10,200 (1)	Toho Co. Ltd./Tokyo	601,758	0.0
167,300	Tokio Marine Holdings, Inc.	7,090,351	0.4
40,800	Tokyo Electron Ltd.	7,813,586	0.5
30,100	Tokyo Gas Co. Ltd.	1,001,189	0.1
26,500 (1)	Tokyo Metro Co. Ltd.	308,372	0.0
45,500	Tokyu Corp.	541,274	0.0
21,800	TOPPAN Holdings, Inc.	592,241	0.0
126,600	Toray Industries, Inc.	866,609	0.1
14,800	Toyota Industries Corp.	1,670,368	0.1
862,700	Toyota Motor Corp.	14,858,275	0.9
58,200	Toyota Tsusho Corp.	1,318,303	0.1
11,500	Trend Micro, Inc./Japan	795,407	0.1
102,000 (1)	Unicharm Corp.	736,520	0.1
40,900	West Japan Railway Co.	935,018	0.1
23,400	Yakult Honsha Co. Ltd.	440,693	0.0
84,300 (1)	Yamaha Motor Co. Ltd.	630,823	0.0
20,800	Yokogawa Electric Corp.	555,648	0.0
261,200	Z Holdings Corp.	961,896	0.1
8,800	Zensho Holdings Co. Ltd.	532,632	0.0
37,000	ZOZO, Inc.	399,774	0.0
		372,191,947	21.2
	Luxembourg: 0.1%
42,827	ArcelorMittal SA	1,359,946	0.1
19,411 (3)	CVC Capital Partners PLC	399,119	0.0
10,779 (1)	Eurofins Scientific SE	768,171	0.0
		2,527,236	0.1
	Macao: 0.1%
200,000	Galaxy Entertainment Group Ltd.	891,520	0.1
221,600 (1)	Sands China Ltd.	463,129	0.0
		1,354,649	0.1
	Netherlands: 4.1%
41,834 (3)	ABN AMRO Bank NV	1,142,320	0.1
2,294 (2)(3)	Adyen NV	4,213,029	0.2
120,729	Aegon Ltd.	874,891	0.0
15,593	Akzo Nobel NV	1,094,065	0.1
5,559 (2)	Argenx SE	3,077,376	0.2
4,266	ASM International, N.V.	2,736,552	0.2

See Accompanying Notes to Financial Statements

43

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Netherlands (continued)
35,852	ASML Holding NV	$28,729,612	1.6
13,467	ASR Nederland NV	894,825	0.1
7,409 (1)	BE Semiconductor Industries NV	1,108,044	0.1
7,138 (3)	Euronext NV	1,223,043	0.1
8,071	EXOR NV	814,750	0.0
11,835	Heineken Holding NV	883,126	0.0
26,218	Heineken NV	2,287,340	0.1
5,397 (1)	IMCD NV	725,874	0.0
286,521	ING Groep NV	6,279,896	0.4
15,601 (1)	JDE Peet’s NV	445,637	0.0
83,108	Koninklijke Ahold Delhaize NV	3,471,136	0.2
355,084	Koninklijke KPN NV	1,732,172	0.1
78,930	Koninklijke Philips, N.V.	1,895,300	0.1
24,561	NN Group NV	1,634,272	0.1
9,909 (1)	Randstad NV	458,005	0.0
100,158 (1)	Universal Music Group NV	3,249,191	0.2
21,713	Wolters Kluwer NV	3,631,252	0.2
		72,601,708	4.1
	New Zealand: 0.3%
153,561	Auckland International Airport Ltd.	724,958	0.1
72,858	Contact Energy Ltd.	399,834	0.0
53,518	Fisher & Paykel Healthcare Corp. Ltd.	1,175,512	0.1
83,973	Infratil Ltd.	541,857	0.0
118,985	Meridian Energy Ltd.	427,912	0.0
13,274 (2)	Xero Ltd.	1,570,703	0.1
		4,840,776	0.3
	Norway: 0.6%
28,854	Aker BP ASA	737,347	0.1
81,523	DNB Bank ASA	2,254,484	0.1
76,500	Equinor ASA	1,931,935	0.1
18,261	Gjensidige Forsikring ASA	462,915	0.0
40,155	Kongsberg Gruppen ASA	1,557,095	0.1
42,494	Mowi ASA	820,704	0.1
128,405	Norsk Hydro ASA	735,299	0.0
63,436	Orkla ASA	690,913	0.0
5,761	Salmar ASA	249,658	0.0
56,223	Telenor ASA	875,516	0.1
		10,315,866	0.6
	Poland: 0.0%
20,544 (2)	InPost SA	341,888	0.0

	Portugal: 0.2%
286,521	EDP - Energias de Portugal SA	1,244,731	0.1
38,098	Galp Energia SGPS SA	697,418	0.1
25,856	Jeronimo Martins SGPS SA	654,621	0.0
		2,596,770	0.2
	Singapore: 1.8%
341,500	CapitaLand Ascendas REIT	720,618	0.0
533,135	CapitaLand Integrated Commercial Trust	910,368	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Singapore (continued)
213,800 (1)	CapitaLand Investment Ltd./Singapore	$445,701	0.0
193,960	DBS Group Holdings Ltd.	6,847,192	0.4
552,100	Genting Singapore Ltd.	310,522	0.0
216,005 (2)	Grab Holdings Ltd. - Class A	1,086,505	0.1
133,000	Keppel Corp. Ltd.	776,664	0.1
308,300	Oversea-Chinese Banking Corp. Ltd.	3,953,428	0.2
34,825 (2)	Sea Ltd., ADR	5,569,911	0.3
81,600	Sembcorp Industries Ltd.	439,587	0.0
135,900	Singapore Airlines Ltd.	745,378	0.0
78,300	Singapore Exchange Ltd.	916,832	0.1
142,600	Singapore Technologies Engineering Ltd.	874,378	0.1
678,600	Singapore Telecommunications Ltd.	2,045,836	0.1
61,822	STMicroelectronics NV	1,895,591	0.1
115,000	United Overseas Bank Ltd.	3,254,927	0.2
		30,793,438	1.8
	South Africa: 0.2%
101,880	Anglo American PLC	3,003,199	0.2

	South Korea: 0.0%
17,201 (2)(3)	Delivery Hero SE	466,875	0.0

	Spain: 3.1%
2,254 (1)	Acciona SA	406,542	0.0
16,075	ACS Actividades de Construccion y Servicios SA	1,117,338	0.1
68,480 (3)	Aena SME SA	1,827,995	0.1
41,011	Amadeus IT Group SA	3,464,744	0.2
524,658	Banco Bilbao Vizcaya Argentaria SA	8,078,848	0.5
490,466	Banco de Sabadell SA	1,561,428	0.1
1,379,399	Banco Santander SA	11,422,668	0.6
61,371	Bankinter SA	801,169	0.0
359,242	CaixaBank SA	3,112,773	0.2
45,020 (3)	Cellnex Telecom SA	1,753,005	0.1
27,838 (1)	EDP Renovaveis SA	311,500	0.0
29,001 (1)	Endesa SA	918,611	0.1
26,410 (1)(2)	Grifols SA	322,255	0.0
527,682	Iberdrola SA	10,151,592	0.6
99,303	Industria de Diseno Textil SA	5,180,330	0.3
37,053 (1)	Red Electrica Corp. SA	792,853	0.0
105,678 (1)	Repsol SA	1,545,693	0.1
335,517 (1)	Telefonica SA	1,765,859	0.1
		54,535,203	3.1
	Sweden: 3.0%
23,731	AddTech AB - Class B	809,027	0.1
26,418	Alfa Laval AB	1,112,690	0.1
91,244	Assa Abloy AB - Class B	2,852,620	0.2
244,524	Atlas Copco AB - Class A	3,952,977	0.2
142,518	Atlas Copco AB - Class B	2,028,400	0.1
35,145 (1)	Beijer Ref AB	554,624	0.0
25,874 (2)	Boliden AB	808,549	0.1
60,172	Epiroc AB - Class A	1,309,334	0.1

See Accompanying Notes to Financial Statements

44

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden (continued)
35,607	Epiroc AB - Class B	$682,677	0.0
33,997 (1)	EQT AB	1,140,464	0.1
54,837	Essity AB - Class B	1,518,375	0.1
13,499 (3)	Evolution AB	1,072,132	0.1
65,558 (1)(2)	Fastighets AB Balder	488,687	0.0
51,721 (1)	H & M Hennes & Mauritz AB - Class B	728,445	0.1
189,569	Hexagon AB - Class B	1,910,779	0.1
6,960 (1)	Holmen AB - Class B	275,700	0.0
10,883	Industrivarden AB - Class A	395,634	0.0
14,136 (1)	Industrivarden AB - Class C	511,889	0.0
24,949	Indutrade AB	681,235	0.0
13,519	Investment AB Latour - Class B	356,567	0.0
157,566	Investor AB - Class B	4,669,214	0.3
6,939	L E Lundbergforetagen AB - Class B	346,379	0.0
21,284	Lifco AB - Class B	862,573	0.1
138,375 (1)	Nibe Industrier AB - Class B	590,815	0.0
29,246	Saab AB - Class B	1,635,240	0.1
20,066	Sagax AB - Class B	459,797	0.0
97,353	Sandvik AB	2,235,455	0.1
44,905	Securitas AB - Class B	672,333	0.0
144,460	Skandinaviska Enskilda Banken AB - Class A	2,518,015	0.2
31,071	Skanska AB - Class B	723,787	0.1
31,144	SKF AB - Class B	715,387	0.0
55,397 (1)	Svenska Cellulosa AB SCA - Class B	720,314	0.0
133,178	Svenska Handelsbanken AB - Class A	1,782,892	0.1
77,520	Swedbank AB - Class A	2,053,220	0.1
17,878 (2)	Swedish Orphan Biovitrum AB	544,120	0.0
49,911	Tele2 AB - Class B	728,572	0.1
252,880	Telefonaktiebolaget LM Ericsson - Class B	2,160,941	0.1
215,416	Telia Co. AB	774,814	0.1
18,425	Trelleborg AB - Class B	686,352	0.0
144,607	Volvo AB - Class B	4,068,896	0.2
		52,139,921	3.0
	Switzerland: 4.8%
143,973	ABB Ltd., Reg	8,628,135	0.5
3,764	Baloise Holding AG, Reg	887,747	0.0
2,750 (1)	Banque Cantonale Vaudoise	317,165	0.0
326 (1)	Barry Callebaut AG	356,341	0.0
1,928	BKW AG	422,713	0.0
10	Chocoladefabriken Lindt & Spruengli AG	1,667,256	0.1
86 (1)	Chocoladefabriken Lindt & Spruengli AG - Class PC	1,449,410	0.1
48,939	Cie Financiere Richemont SA	9,260,868	0.5
16,981	DSM-Firmenich AG	1,806,532	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland (continued)
8,026	Dufry AG, Reg	$437,185	0.0
641	EMS-Chemie Holding AG	484,598	0.0
10,836	Galderma Group AG	1,575,074	0.1
3,043	Geberit AG, Reg	2,396,499	0.1
841	Givaudan SA, Reg	4,078,452	0.2
3,389	Helvetia Holding AG	795,657	0.0
18,809	Julius Baer Group Ltd.	1,275,906	0.1
4,410	Kuehne + Nagel International AG	954,954	0.1
13,887	Logitech International SA	1,259,336	0.1
6,575	Lonza Group AG	4,702,200	0.3
2,066	Partners Group Holding AG	2,703,002	0.2
38,166	Sandoz Group AG	2,091,626	0.1
3,718	Schindler Holding AG	1,384,472	0.1
2,144	Schindler Holding AG (SCHN)	778,887	0.0
14,664	SGS SA	1,488,919	0.1
27,923 (1)	SIG Group AG	516,493	0.0
13,879	Sika AG, Reg	3,776,253	0.2
4,628	Sonova Holding AG, Reg	1,380,188	0.1
10,192	Straumann Holding AG	1,334,028	0.1
2,642 (1)	Swatch Group AG - Class BR	431,335	0.0
2,615	Swiss Life Holding AG	2,647,333	0.2
7,304	Swiss Prime Site AG	1,096,507	0.1
2,365	Swisscom AG, Reg	1,679,359	0.1
5,148	Temenos AG	369,807	0.0
299,411	UBS Group AG	10,165,533	0.6
2,465 (3)	VAT Group AG	1,044,500	0.1
13,323	Zurich Insurance Group AG	9,322,412	0.5
		84,966,682	4.8
	United Kingdom: 11.1%
88,613	3i Group PLC	5,014,791	0.3
23,772	Admiral Group PLC	1,067,516	0.1
39,325	Ashtead Group PLC	2,521,750	0.1
29,669	Associated British Foods PLC	838,276	0.0
141,160	AstraZeneca PLC	19,645,061	1.1
80,038 (3)	Auto Trader Group PLC	906,571	0.1
244,487	Aviva PLC	2,078,557	0.1
274,232	BAE Systems PLC	7,117,091	0.4
1,301,929	Barclays PLC	6,015,898	0.3
125,864	Barratt Developments PLC	788,157	0.0
180,336	British American Tobacco PLC	8,574,296	0.5
543,849 (1)	BT Group PLC	1,448,115	0.1
29,822	Bunzl PLC	950,320	0.1
457,563	Centrica PLC	1,015,226	0.1
245,000	CK Hutchison Holdings Ltd.	1,508,632	0.1
20,973	Coca-Cola European Partners PLC - USD	1,944,617	0.1
154,525	Compass Group PLC	5,234,056	0.3
12,112	Croda International PLC	486,271	0.0
9,036	DCC PLC	586,440	0.0
202,576	Diageo PLC	5,108,163	0.3

See Accompanying Notes to Financial Statements

45

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
55,454	Entain PLC	$686,830	0.0
34,664	Halma PLC	1,523,621	0.1
15,195	Hikma Pharmaceuticals PLC	414,655	0.0
1,608,862	HSBC Holdings PLC	19,461,044	1.1
71,213	Imperial Brands PLC	2,813,629	0.2
120,081	Informa PLC	1,329,437	0.1
13,498	InterContinental Hotels Group PLC	1,543,292	0.1
113,144	International Consolidated Airlines Group SA - Class DI	533,048	0.0
14,576	Intertek Group PLC	949,457	0.1
160,177	J Sainsbury PLC	637,481	0.0
226,152	JD Sports Fashion PLC	275,786	0.0
162,328	Kingfisher PLC	648,271	0.0
64,617	Land Securities Group PLC	561,250	0.0
534,582	Legal & General Group PLC	1,870,464	0.1
5,475,480	Lloyds Banking Group PLC	5,757,551	0.3
43,388	London Stock Exchange Group PLC	6,345,355	0.4
208,504	M&G PLC	737,001	0.0
187,316	Marks & Spencer Group PLC	911,669	0.1
116,094	Melrose Industries PLC	845,532	0.1
445,807	National Grid PLC	6,543,831	0.4
735,380	NatWest Group PLC	5,164,524	0.3
10,625	Next PLC	1,814,681	0.1
54,751	Pearson PLC	806,535	0.0
64,113	Phoenix Group Holdings PLC	580,037	0.0
62,073	Reckitt Benckiser Group PLC	4,228,835	0.2
168,169	RELX PLC	9,114,342	0.5
230,507	Rentokil Initial PLC	1,112,140	0.1
771,775	Rolls-Royce Holdings PLC	10,228,032	0.6
89,403	Sage Group PLC	1,535,296	0.1
65,984	Schroders PLC	328,145	0.0
117,349	Segro PLC	1,098,518	0.1
24,670	Severn Trent PLC	926,903	0.1
75,845	Smith & Nephew PLC	1,161,505	0.1
30,555	Smiths Group PLC	942,446	0.1
6,721	Spirax-Sarco Engineering PLC	549,590	0.0
100,757	SSE PLC	2,537,068	0.1
183,773	Standard Chartered PLC	3,041,167	0.2
612,520	Tesco PLC	3,377,133	0.2
227,727	Unilever PLC	13,897,286	0.8
62,261	United Utilities Group PLC	977,667	0.1
1,815,800	Vodafone Group PLC	1,943,720	0.1
16,108	Whitbread PLC	625,086	0.0
60,833 (2)	Wise PLC - Class A	869,021	0.1
98,502	WPP PLC	693,550	0.0
		194,792,235	11.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: 10.0%
45,490	Alcon, Inc.	$4,034,189	0.2
47,448 (2)	Amrize Ltd.	2,366,869	0.1
1,458,120	BP PLC	7,264,765	0.4
44,080	CSL Ltd.	6,962,907	0.4
4,276 (2)	CyberArk Software Ltd.	1,739,819	0.1
83,586	Experian PLC	4,310,204	0.2
46,784 (1)	Ferrovial SE	2,495,592	0.1
4,204	Gecina SA	462,796	0.0
374,722	GSK PLC	7,144,604	0.4
821,552	Haleon PLC	4,222,462	0.2
47,448	Holcim AG	3,523,448	0.2
52,685 (1)(2)	James Hardie Industries PLC	1,414,768	0.1
3,698 (2)	Monday.com Ltd.	1,162,947	0.1
238,510	Nestle SA	23,714,184	1.4
173,073	Novartis AG, Reg	21,007,100	1.2
19,707	QIAGEN NV	949,479	0.1
63,957	Roche Holding AG	20,876,837	1.2
2,922	Roche Holding AG - Class BR	1,015,486	0.1
101,067	Sanofi	9,784,700	0.6
49,782	Schneider Electric SE	13,365,754	0.8
544,932	Shell PLC	19,012,378	1.1
13,977 (2)	Spotify Technology SA	10,725,111	0.6
183,557	Stellantis NV (STLAM)	1,838,537	0.1
27,458	Swiss Re AG	4,749,880	0.3
37,048	Tenaris SA	694,455	0.0
		174,839,271	10.0
	Total Common Stock (Cost $1,324,231,679)	1,711,319,674	97.5

PREFERRED STOCK: 0.3%
	Germany: 0.3%
5,111	Bayerische Motoren Werke AG	424,449	0.0
10,398 (3)	Dr Ing hc F Porsche AG	513,911	0.0
15,454	Henkel AG & Co. KGaA	1,214,434	0.1
13,981	Porsche Automobil Holding SE	555,028	0.0
2,393	Sartorius AG	609,493	0.1
18,828	Volkswagen AG	1,990,379	0.1
		5,307,694	0.3
	Total Preferred Stock (Cost $6,902,568)	5,307,694	0.3
	Total Long-Term Investments (Cost $1,331,134,247)	1,716,627,368	97.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
	Commercial Paper: 0.5%
900,000 (4)	ANZ Banking Group Ltd., 4.480%, 08/27/2025	900,051	0.1
750,000 (4)	BNP Paribas S.A., 4.450%, 07/23/2025	747,926	0.0

See Accompanying Notes to Financial Statements

46

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
900,000 (4)	Credit Industriel et Commercial S.A., 4.420%, 07/14/2025	$898,490	0.0
900,000 (4)	DBS Bank Ltd., 4.430%, 07/28/2025	896,963	0.0
750,000 (4)	LLoyds Bank PLC, 4.430%, 07/24/2025	747,828	0.0
950,000 (4)	National Australia Bank Ltd., 4.500%, 09/04/2025	950,019	0.1
900,000 (4)	Skandinaviska Enskilda Banken AB, 4.570%, 12/11/2025	899,991	0.1
500,000 (4)	Svenska Handelsbanken AB, 4.510%, 11/21/2025	500,391	0.0
900,000 (4)	Swedbank AB, 4.580%, 12/10/2025	900,763	0.1
900,000 (4)	Toyota Motor Credit Corp., 4.490%, 08/11/2025	895,447	0.0
900,000 (4)	United Overseas Bank Ltd., 4.360%, 09/19/2025	900,041	0.1
	Total Commercial Paper (Cost $9,237,910)	9,237,910	0.5
	Certificates of Deposits: 0.6%
900,000 (4)	Bank of America N.A., 4.530%, 08/05/2025	900,252	0.1
900,000 (4)(5)	Barclays Bank PLC, 4.620%, (SOFRRATE + 0.220%), 07/28/2025	900,075	0.0
900,000 (4)	Canadian Imperial Bank of Commerce, 4.490%, 11/12/2025	900,606	0.1
900,000 (4)	Citibank N.A., 4.577%, 10/23/2025	900,959	0.1
950,000 (4)(5)	Cooperatieve Rabobank U.A., 4.671%, (SOFRRATE + 0.360%), 08/11/2025	950,319	0.1
900,000 (4)	DZ Bank AG, 4.439%, 08/15/2025	900,207	0.0
900,000 (4)	Landesbank Baden- Wurttemberg, 4.540%, 11/17/2025	900,146	0.0
900,000 (4)(5)	Mitsubishi UFJ Trust & Banking Corp. YCd, 4.533%, (SOFRRATE + 0.230%), 08/08/2025	900,121	0.0
750,000 (4)	Mizuho Bank Ltd., 4.516%, 07/23/2025	750,174	0.0
900,000 (4)	Natixis, 4.484%, 08/06/2025	900,240	0.0
900,000 (4)	Oversea-Chinese Banking Corporation Ltd., 4.530%, 11/14/2025	900,695	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Certificates of Deposits (continued)
900,000 (4)	Sumitomo Mitsui Banking Corp., 4.468%, 08/20/2025	$900,242	0.1
	Total Certificates of Deposits (Cost $10,704,036)	10,704,036	0.6
	Repurchase Agreements: 2.2%
4,590,343 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $4,590,895, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $4,682,150, due 06/01/30-02/01/57)	4,590,343	0.3
8,349,608 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $8,350,612, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $8,516,600, due 08/15/34-06/01/55)	8,349,608	0.5
2,805,155 (4)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $2,805,492, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $2,861,258, due 03/01/34-05/01/55)	2,805,155	0.2

See Accompanying Notes to Financial Statements

47

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
13,063,913 (4)	Marex Capital Markets Inc., Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $13,065,516, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $13,325,191, due 12/01/29-06/20/55)	$13,063,913	0.7
8,626,942 (4)	Mirae Asset Securities (USA), Inc., Repurchase Agreement dated 06/30/2025, 4.470%, due 07/01/2025 (Repurchase Amount $8,627,999, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.318%, Market Value plus accrued interest $8,800,578, due 09/23/25-03/15/66)	8,626,942	0.5
	Total Repurchase Agreements (Cost $37,435,961)	37,435,961	2.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
22,969,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $22,969,000)	$22,969,000	1.3
	Total Short-Term Investments (Cost $80,346,907)	80,346,907	4.6
	Total Investments in Securities (Cost $1,411,481,154)	$1,796,974,275	102.4
	Liabilities in Excess of Other Assets	(42,086,124)	(2.4)
	Net Assets	$1,754,888,151	100.0

ADR	American Depositary Receipt
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Variable rate security. Rate shown is the rate in effect as of June 30, 2025.
(6)	Rate shown is the 7-day yield as of June 30, 2025.

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate

Sector Diversification	Percentage of Net Assets
Financials	23.3%
Industrials	18.6
Health Care	11.0
Consumer Discretionary	9.6
Information Technology	8.3
Consumer Staples	7.8
Materials	5.5
Communication Services	5.3
Utilities	3.4
Energy	3.1
Real Estate	1.9
Short-Term Investments	4.6
Liabilities in Excess of Other Assets	(2.4)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

48

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$118,603,659	$—	$118,603,659
Austria	—	4,253,382	—	4,253,382
Belgium	—	14,466,965	—	14,466,965
Brazil	—	557,895	—	557,895
Chile	—	895,210	—	895,210
China	677,221	8,961,913	—	9,639,134
Denmark	—	39,302,170	—	39,302,170
Finland	—	18,284,037	—	18,284,037
France	—	162,279,412	—	162,279,412
Germany	1,166,407	171,129,907	—	172,296,314
Hong Kong	1,976,077	30,376,050	—	32,352,127
Ireland	1,960,686	5,719,865	—	7,680,551
Israel	4,260,953	9,662,915	—	13,923,868
Italy	—	54,477,286	—	54,477,286
Japan	—	372,191,947	—	372,191,947
Luxembourg	—	2,527,236	—	2,527,236
Macao	—	1,354,649	—	1,354,649
Netherlands	—	72,601,708	—	72,601,708
New Zealand	1,152,870	3,687,906	—	4,840,776
Norway	1,806,753	8,509,113	—	10,315,866
Poland	—	341,888	—	341,888
Portugal	—	2,596,770	—	2,596,770
Singapore	6,656,416	24,137,022	—	30,793,438
South Africa	—	3,003,199	—	3,003,199
South Korea	—	466,875	—	466,875
Spain	918,611	53,616,592	—	54,535,203
Sweden	—	52,139,921	—	52,139,921
Switzerland	—	84,966,682	—	84,966,682
United Kingdom	1,944,617	192,847,618	—	194,792,235
United States	15,994,746	158,844,525	—	174,839,271
Total Common Stock	38,515,357	1,672,804,317	—	1,711,319,674
Preferred Stock	—	5,307,694	—	5,307,694
Short-Term Investments	22,969,000	57,377,907	—	80,346,907
Total Investments, at fair value	$61,484,357	$1,735,489,918	$—	$1,796,974,275
Other Financial Instruments+
Futures	498,533	—	—	498,533
Total Assets	$61,982,890	$1,735,489,918	$—	$1,797,472,808

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

49

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the following futures contracts were outstanding for Voya VACS Index Series I Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
MSCI EAFE Index	243	09/19/25	$32,582,655	$498,533
			$32,582,655	$498,533

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$498,533
Total Asset Derivatives		$498,533

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$3,858,606
Total	$3,858,606

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,679,317
Total	$1,679,317

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,421,834,470.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$452,927,153
Gross Unrealized Depreciation	(73,548,078)
Net Unrealized Appreciation	$379,379,075

See Accompanying Notes to Financial Statements

50

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.1%
	Communication Services: 4.0%
5,178 (1)	AST SpaceMobile, Inc.	$241,968	0.1
2,724 (1)	Charter Communications, Inc. - Class A	1,113,598	0.3
7,836	Electronic Arts, Inc.	1,251,409	0.3
6,482	Fox Corp. - Class A	363,251	0.1
3,974	Fox Corp. - Class B	205,178	0.1
7,044 (1)	Frontier Communications Parent, Inc.	256,402	0.1
2,018 (1)	IAC, Inc.	75,352	0.0
11,078	Interpublic Group of Cos., Inc.	271,189	0.1
2,850	Iridium Communications, Inc.	85,985	0.0
492 (1)	Liberty Broadband Corp. - Class A	48,127	0.0
3,363 (1)	Liberty Broadband Corp. - Class C	330,852	0.1
5,027 (1)	Liberty Global Ltd. - Class A	50,320	0.0
4,210 (1)	Liberty Global Ltd. - Class C	43,405	0.0
682 (1)	Liberty Media Corp.-Liberty Formula One - Class A, Tracking Stock	64,763	0.0
6,301 (1)	Liberty Media Corp.-Liberty Formula One - Class C, Tracking Stock	658,455	0.2
592 (1)	Liberty Media Corp.-Liberty Live - Class A, Tracking Stock	47,052	0.0
1,374 (1)	Liberty Media Corp.-Liberty Live - Class C, Tracking Stock	111,514	0.0
4,754 (1)	Live Nation Entertainment, Inc.	719,185	0.2
484 (1)	Madison Square Garden Sports Corp.	101,132	0.0
7,343	Match Group, Inc.	226,825	0.1
3,086	Millicom International Cellular SA	115,632	0.0
4,821	New York Times Co. - Class A	269,880	0.1
11,373	News Corp. - Class A	338,006	0.1
3,362	News Corp. - Class B	115,350	0.0
847	Nexstar Media Group, Inc.	146,489	0.0
5,807	Omnicom Group, Inc.	417,756	0.1
275	Paramount Global - Class A	6,311	0.0
17,887	Paramount Global - Class B	230,742	0.1
17,745 (1)	Pinterest, Inc. - Class A	636,336	0.2
3,502 (1)	Reddit, Inc. - Class A	527,296	0.1
16,928 (1)	ROBLOX Corp. - Class A	1,780,826	0.5
3,872 (1)	Roku, Inc.	340,310	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
5,702	Sirius XM Holdings, Inc.	$130,975	0.0
5,377 (1)	Take-Two Interactive Software, Inc.	1,305,804	0.4
2,065	TKO Group Holdings, Inc.	375,727	0.1
13,406 (1)	Trade Desk, Inc. - Class A	965,098	0.3
3,114 (1)	Trump Media & Technology Group Corp.	56,177	0.0
67,013 (1)	Warner Bros Discovery, Inc.	767,969	0.2
8,879 (1)	ZoomInfo Technologies, Inc.	89,855	0.0
		14,882,501	4.0
	Consumer Discretionary: 11.5%
10,620	ADT, Inc.	89,951	0.0
4,482 (1)	Amer Sports, Inc.	173,722	0.1
6,876 (1)	Aptiv PLC	469,081	0.1
7,929	Aramark	331,987	0.1
825 (1)	AutoNation, Inc.	163,886	0.0
6,396	Bath & Body Works, Inc.	191,624	0.1
5,806	Best Buy Co., Inc.	389,757	0.1
1,600 (1)	Birkenstock Holding PLC	78,688	0.0
6,546	BorgWarner, Inc.	219,160	0.1
1,745	Boyd Gaming Corp.	136,511	0.0
1,708 (1)	Bright Horizons Family Solutions, Inc.	211,092	0.1
1,968	Brunswick Corp.	108,712	0.0
1,889 (1)	Burlington Stores, Inc.	439,457	0.1
6,200 (1)	Caesars Entertainment, Inc.	176,018	0.1
4,580 (1)	CarMax, Inc.	307,822	0.1
32,471 (1)	Carnival Corp.	913,085	0.2
3,858 (1)	Carvana Co.	1,299,992	0.4
2,998 (1)	Cava Group, Inc.	252,522	0.1
6,283 (1)	Chewy, Inc. - Class A	267,781	0.1
815 (2)	Choice Hotels International, Inc.	103,407	0.0
1,953	Churchill Downs, Inc.	197,253	0.1
781	Columbia Sportswear Co.	47,703	0.0
37,300 (1)	Coupang, Inc.	1,117,508	0.3
1,633 (1)	Crocs, Inc.	165,390	0.0
8,243	D.R. Horton, Inc.	1,062,688	0.3
3,510	Darden Restaurants, Inc.	765,075	0.2
4,540 (1)	Deckers Outdoor Corp.	467,938	0.1
1,626	Dick’s Sporting Goods, Inc.	321,639	0.1
89 (2)	Dillard’s, Inc. - Class A	37,187	0.0
955	Domino’s Pizza, Inc.	430,323	0.1
14,438 (1)	DraftKings, Inc. - Class A	619,246	0.2
1,129 (1)	Duolingo, Inc.	462,913	0.1

See Accompanying Notes to Financial Statements

51

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
3,474 (1)	Dutch Bros, Inc. - Class A	$237,517	0.1
13,837	eBay, Inc.	1,030,303	0.3
3,101 (1)	Etsy, Inc.	155,546	0.0
3,635	Expedia Group, Inc.	613,152	0.2
1,619 (1)	Five Below, Inc.	212,380	0.1
3,197 (1)	Floor & Decor Holdings, Inc. - Class A	242,844	0.1
5,264 (1)	Flutter Entertainment PLC - Class DI	1,504,241	0.4
117,281	Ford Motor Co.	1,272,499	0.3
12,310 (1)	GameStop Corp. - Class A	300,241	0.1
6,911	Gap, Inc.	150,729	0.0
4,896	Garmin Ltd.	1,021,893	0.3
6,775	Gentex Corp.	148,982	0.0
4,167	Genuine Parts Co.	505,499	0.1
836 (1)	Grand Canyon Education, Inc.	158,004	0.0
3,983	H&R Block, Inc.	218,627	0.1
3,350	Harley-Davidson, Inc.	79,060	0.0
3,971	Hasbro, Inc.	293,139	0.1
7,007	Hilton Worldwide Holdings, Inc.	1,866,244	0.5
1,208	Hyatt Hotels Corp. - Class A	168,697	0.0
9,622	Las Vegas Sands Corp.	418,653	0.1
1,603	Lear Corp.	152,253	0.0
6,860	Lennar Corp. - Class A	758,785	0.2
286	Lennar Corp. - Class B	30,101	0.0
2,486 (1)	Light & Wonder, Inc.	239,302	0.1
769	Lithia Motors, Inc.	259,784	0.1
7,795	LKQ Corp.	288,493	0.1
37,320 (1)(2)	Lucid Group, Inc.	78,745	0.0
3,162 (1)	Lululemon Athletica, Inc.	751,228	0.2
8,324	Macy’s, Inc.	97,058	0.0
9,646 (1)	Mattel, Inc.	190,219	0.1
6,155 (1)	MGM Resorts International	211,670	0.1
1,541 (1)	Mohawk Industries, Inc.	161,558	0.0
540	Murphy USA, Inc.	219,672	0.1
12,523	Newell Brands, Inc.	67,624	0.0
13,287 (1)	Norwegian Cruise Line Holdings Ltd.	269,460	0.1
84 (1)	NVR, Inc.	620,395	0.2
1,839 (1)	Ollie’s Bargain Outlet Holdings, Inc.	242,343	0.1
6,618 (1)	On Holding AG - Class A	344,467	0.1
4,488 (1)	Penn Entertainment, Inc.	80,201	0.0
555	Penske Automotive Group, Inc.	95,355	0.0
2,518 (1)	Planet Fitness, Inc. - Class A	274,588	0.1
1,079	Pool Corp.	314,507	0.1
6,000	PulteGroup, Inc.	632,760	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
1,569	PVH Corp.	$107,633	0.0
12,382 (1)	QuantumScape Corp.	83,207	0.0
1,175	Ralph Lauren Corp.	322,279	0.1
9,720	Restaurant Brands International, Inc.	644,339	0.2
459 (1)	RH	86,756	0.0
23,284 (1)	Rivian Automotive, Inc. - Class A	319,922	0.1
9,679	Ross Stores, Inc.	1,234,847	0.3
7,612	Royal Caribbean Cruises Ltd.	2,383,622	0.6
4,189	Service Corp. International	340,985	0.1
2,114 (1)	SharkNinja, Inc.	209,265	0.1
3,926 (1)	Skechers USA, Inc. - Class A	247,731	0.1
6,213	Tapestry, Inc.	545,564	0.2
6,073	Tempur Sealy International, Inc.	413,268	0.1
1,987	Texas Roadhouse, Inc.	372,384	0.1
1,529 (2)	Thor Industries, Inc.	135,790	0.0
2,972	Toll Brothers, Inc.	339,194	0.1
877 (1)	TopBuild Corp.	283,920	0.1
15,971	Tractor Supply Co.	842,790	0.2
1,887	Travel + Leisure Co.	97,388	0.0
1,356 (1)	Ulta Beauty, Inc.	634,364	0.2
5,621 (1)	Under Armour, Inc. - Class A	38,391	0.0
5,681 (1)	Under Armour, Inc. - Class C	36,870	0.0
1,077	Vail Resorts, Inc.	169,229	0.0
3,808 (1)	Valvoline, Inc.	144,209	0.0
10,549	VF Corp.	123,951	0.0
6,106 (1)	Viking Holdings Ltd.	325,389	0.1
2,815 (1)	Wayfair, Inc. - Class A	143,959	0.0
4,914	Wendy’s Co.	56,118	0.0
1,612	Whirlpool Corp.	163,489	0.0
3,558	Williams-Sonoma, Inc.	581,270	0.2
834	Wingstop, Inc.	280,841	0.1
2,280	Wyndham Hotels & Resorts, Inc.	185,159	0.1
2,509	Wynn Resorts Ltd.	235,018	0.1
2,478 (1)	YETI Holdings, Inc.	78,107	0.0
8,374	Yum! Brands, Inc.	1,240,859	0.3
		42,446,043	11.5
	Consumer Staples: 5.2%
12,450	Albertsons Cos., Inc. - Class A	267,800	0.1
14,360	Archer-Daniels-Midland Co.	757,921	0.2
3,813 (1)	BellRing Brands, Inc.	220,887	0.1
3,930 (1)	BJ’s Wholesale Club Holdings, Inc.	423,772	0.1
245 (1)	Boston Beer Co., Inc. - Class A	46,749	0.0
1,310	Brown-Forman Corp. - Class A	35,986	0.0
4,437	Brown-Forman Corp. - Class B	119,400	0.0

See Accompanying Notes to Financial Statements

52

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
3,990	Bunge Global SA	$320,317	0.1
5,825	Campbell Soup Co.	178,536	0.0
1,111	Casey’s General Stores, Inc.	566,910	0.1
4,939 (1)	Celsius Holdings, Inc.	229,120	0.1
7,399	Church & Dwight Co., Inc.	711,118	0.2
3,699	Clorox Co.	444,139	0.1
1,555	Coca-Cola Consolidated, Inc.	173,616	0.0
14,298	Conagra Brands, Inc.	292,680	0.1
3,925	Constellation Brands, Inc. - Class A	638,519	0.2
10,372 (1)	Coty, Inc. - Class A	48,230	0.0
4,698 (1)	Darling Ingredients, Inc.	178,242	0.0
6,599	Dollar General Corp.	754,794	0.2
6,103 (1)	Dollar Tree, Inc.	604,441	0.2
1,645 (1)	e.l.f. Beauty, Inc.	204,704	0.1
7,021	Estee Lauder Cos., Inc. - Class A	567,297	0.2
5,583	Flowers Foods, Inc.	89,216	0.0
1,430 (1)	Freshpet, Inc.	97,183	0.0
16,451	General Mills, Inc.	852,326	0.2
4,377	Hershey Co.	726,363	0.2
8,689	Hormel Foods Corp.	262,842	0.1
1,918	Ingredion, Inc.	260,119	0.1
3,113	JM Smucker Co.	305,697	0.1
8,347	Kellogg Co.	663,837	0.2
57,067	Kenvue, Inc.	1,194,412	0.3
25,650	Kraft Heinz Co.	662,283	0.2
18,218	Kroger Co.	1,306,777	0.3
4,093	Lamb Weston Holdings, Inc.	212,222	0.1
5,176 (1)	Maplebear, Inc.	234,162	0.1
7,606	McCormick & Co., Inc.	576,687	0.2
5,039	Molson Coors Beverage Co. - Class B	242,326	0.1
4,584 (1)	Performance Food Group Co.	400,963	0.1
1,243	Pilgrim’s Pride Corp.	55,910	0.0
1,515 (1)	Post Holdings, Inc.	165,180	0.0
7,713	Primo Brands Corp. - Class A	228,459	0.1
1,620	Reynolds Consumer Products, Inc.	34,700	0.0
7	Seaboard Corp.	20,028	0.0
763	Smithfield Foods, Inc.	17,953	0.0
2,941 (1)	Sprouts Farmers Market, Inc.	484,206	0.1
14,576	Sysco Corp.	1,103,986	0.3
8,405	Tyson Foods, Inc. - Class A	470,176	0.1
6,898 (1)	US Foods Holding Corp.	531,215	0.1
21,465	Walgreens Boots Alliance, Inc.	246,418	0.1
		19,230,824	5.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: 5.9%
10,047	Antero Midstream Corp.	$190,391	0.1
8,704 (1)	Antero Resources Corp.	350,597	0.1
10,654	APA Corp.	194,862	0.1
29,794	Baker Hughes Co.	1,142,302	0.3
6,627	Cheniere Energy, Inc.	1,613,807	0.4
6,601	Chesapeake Energy Corp.	771,921	0.2
1,774	Chord Energy Corp.	171,812	0.1
2,772	Civitas Resources, Inc.	76,285	0.0
22,663	Coterra Energy, Inc.	575,187	0.2
18,682	Devon Energy Corp.	594,274	0.2
5,728	Diamondback Energy, Inc.	787,027	0.2
3,048	DT Midstream, Inc.	335,006	0.1
17,910	EQT Corp.	1,044,511	0.3
25,755	Halliburton Co.	524,887	0.1
8,490	Hess Corp.	1,176,205	0.3
4,799	HF Sinclair Corp.	197,143	0.1
58,422	Kinder Morgan, Inc.	1,717,607	0.5
9,362	Marathon Petroleum Corp.	1,555,122	0.4
3,502	Matador Resources Co.	167,115	0.0
11,224	NOV, Inc.	139,514	0.0
20,233	Occidental Petroleum Corp.	849,988	0.2
18,774	ONEOK, Inc.	1,532,522	0.4
7,799	Ovintiv, Inc.	296,752	0.1
19,144	Permian Resources Corp.	260,741	0.1
12,247	Phillips 66	1,461,067	0.4
7,092	Range Resources Corp.	288,432	0.1
6,452	Targa Resources Corp.	1,123,164	0.3
12,478	TechnipFMC PLC	429,742	0.1
578	Texas Pacific Land Corp.	610,593	0.2
9,378	Valero Energy Corp.	1,260,591	0.3
3,942	Viper Energy, Inc.	150,309	0.0
2,138	Weatherford International PLC	107,563	0.0
		21,697,039	5.9
	Financials: 15.1%
839	Affiliated Managers Group, Inc.	165,090	0.0
8,061 (1)	Affirm Holdings, Inc.	557,338	0.1
28,464 (2)	AGNC Investment Corp.	261,584	0.1
7,928	Allstate Corp.	1,595,986	0.4
8,290	Ally Financial, Inc.	322,895	0.1
1,986	American Financial Group, Inc.	250,653	0.1
2,870	Ameriprise Financial, Inc.	1,531,805	0.4
17,963	Annaly Capital Management, Inc.	338,064	0.1

See Accompanying Notes to Financial Statements

53

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
10,961	Arch Capital Group Ltd.	$997,999	0.3
5,653	Ares Management Corp. - Class A	979,100	0.3
1,522	Assurant, Inc.	300,580	0.1
1,399	Assured Guaranty Ltd.	121,853	0.0
2,279	Axis Capital Holdings Ltd.	236,606	0.1
21,505	Bank of New York Mellon Corp.	1,959,321	0.5
3,206	Bank OZK	150,874	0.0
16,360 (1)	Block, Inc.	1,111,335	0.3
18,326	Blue Owl Capital, Inc.	352,042	0.1
676	BOK Financial Corp.	65,998	0.0
1,717 (1)	Brighthouse Financial, Inc.	92,323	0.0
8,279	Brown & Brown, Inc.	917,893	0.2
7,857	Carlyle Group, Inc.	403,850	0.1
3,147	Cboe Global Markets, Inc.	733,912	0.2
4,628	Cincinnati Financial Corp.	689,202	0.2
13,068	Citizens Financial Group, Inc.	584,793	0.2
628	CNA Financial Corp.	29,221	0.0
6,197 (1)	Coinbase Global, Inc. - Class A	2,171,987	0.6
6,277	Columbia Banking System, Inc.	146,756	0.0
3,921	Comerica, Inc.	233,888	0.1
3,703	Commerce Bancshares, Inc.	230,216	0.1
7,214	Corebridge Financial, Inc.	256,097	0.1
2,042 (1)	Corpay, Inc.	677,576	0.2
206 (1)	Credit Acceptance Corp.	104,943	0.0
1,786	Cullen/Frost Bankers, Inc.	229,572	0.1
4,110	East West Bancorp, Inc.	415,028	0.1
9,188	Equitable Holdings, Inc.	515,447	0.1
1,218 (1)	Euronet Worldwide, Inc.	123,481	0.0
1,107	Evercore, Inc. - Class A	298,912	0.1
1,262	Everest Re Group Ltd.	428,891	0.1
10,664	F.N.B. Corp.	155,481	0.0
1,141	FactSet Research Systems, Inc.	510,346	0.1
7,810	Fidelity National Financial, Inc.	437,829	0.1
15,819	Fidelity National Information Services, Inc.	1,287,825	0.3
20,005	Fifth Third Bancorp	822,806	0.2
2,954	First American Financial Corp.	181,346	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
296	First Citizens BancShares, Inc. - Class A	$579,115	0.2
3,762	First Hawaiian, Inc.	93,900	0.0
15,103	First Horizon Corp.	320,184	0.1
9,223	Franklin Resources, Inc.	219,969	0.1
530 (1)(2)	Freedom Holding Corp.	77,406	0.0
7,335	Global Payments, Inc.	587,093	0.2
2,491	Globe Life, Inc.	309,606	0.1
1,200	Hamilton Lane, Inc. - Class A	170,544	0.0
1,076	Hanover Insurance Group, Inc.	182,780	0.0
8,527	Hartford Financial Services Group, Inc.	1,081,820	0.3
1,625	Houlihan Lokey, Inc.	292,419	0.1
43,448	Huntington Bancshares, Inc.	728,188	0.2
10,933	Invesco Ltd.	172,413	0.0
2,181	Jack Henry & Associates, Inc.	392,951	0.1
3,770	Janus Henderson Group PLC	146,427	0.0
4,600	Jefferies Financial Group, Inc.	251,574	0.1
1,836	Kemper Corp.	118,495	0.0
28,408	KeyCorp	494,867	0.1
664	Kinsale Capital Group, Inc.	321,310	0.1
3,303	Lazard, Inc.	158,478	0.0
5,116	Lincoln National Corp.	177,014	0.0
5,133	Loews Corp.	470,491	0.1
2,394	LPL Financial Holdings, Inc.	897,678	0.2
4,884	M&T Bank Corp.	947,447	0.3
374 (1)	Markel Corp.	747,013	0.2
1,095	MarketAxess Holdings, Inc.	244,557	0.1
7,008	MGIC Investment Corp.	195,103	0.1
706	Morningstar, Inc.	221,635	0.1
1,885 (1)	Mr Cooper Group, Inc.	281,261	0.1
2,259	MSCI, Inc.	1,302,856	0.3
12,389	Nasdaq, Inc.	1,107,824	0.3
5,809	Northern Trust Corp.	736,523	0.2
6,865	Old Republic International Corp.	263,891	0.1
3,578	OneMain Holdings, Inc.	203,946	0.1
2,293	Pinnacle Financial Partners, Inc.	253,170	0.1
2,032	Popular, Inc.	223,947	0.1
990	Primerica, Inc.	270,933	0.1
6,672	Principal Financial Group, Inc.	529,957	0.1
2,747	Prosperity Bancshares, Inc.	192,949	0.1

See Accompanying Notes to Financial Statements

54

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
10,654	Prudential Financial, Inc.	$1,144,666	0.3
5,493	Raymond James Financial, Inc.	842,461	0.2
26,989	Regions Financial Corp.	634,781	0.2
1,981	Reinsurance Group of America, Inc.	392,951	0.1
1,435	RenaissanceRe Holdings Ltd.	348,561	0.1
15,894	Rithm Capital Corp.	179,443	0.0
2,458	RLI Corp.	177,517	0.0
22,234 (1)	Robinhood Markets, Inc. - Class A	2,081,769	0.6
6,948 (2)	Rocket Cos., Inc. - Class A	98,523	0.0
3,154	Ryan Specialty Holdings, Inc.	214,440	0.1
3,125	SEI Investments Co.	280,812	0.1
1,994 (1)	Shift4 Payments, Inc. - Class A	197,625	0.1
6,281	SLM Corp.	205,954	0.1
31,943 (1)	SoFi Technologies, Inc.	581,682	0.2
3,013	SouthState Corp.	277,286	0.1
9,555	Starwood Property Trust, Inc.	191,769	0.0
8,653	State Street Corp.	920,160	0.2
3,001	Stifel Financial Corp.	311,444	0.1
11,429	Synchrony Financial	762,771	0.2
4,166	Synovus Financial Corp.	215,591	0.1
6,572	T. Rowe Price Group, Inc.	634,198	0.2
1,574	TFS Financial Corp.	20,383	0.0
13,571 (1)	Toast, Inc. - Class A	601,060	0.2
3,890	TPG, Inc.	204,030	0.1
3,503	Tradeweb Markets, Inc. - Class A	512,839	0.1
5,199	Unum Group	419,871	0.1
4,713	UWM Holdings Corp.	19,512	0.0
2,423	Virtu Financial, Inc. - Class A	108,526	0.0
2,888 (3)	Voya Financial, Inc.	205,048	0.1
9,122	W.R. Berkley Corp.	670,193	0.2
5,026	Webster Financial Corp.	274,420	0.1
3,241	Western Alliance Bancorp	252,733	0.1
9,918	Western Union Co.	83,510	0.0
1,020 (1)	WEX, Inc.	149,828	0.0
75	White Mountains Insurance Group Ltd.	134,679	0.0
2,977	Willis Towers Watson PLC	912,450	0.2
1,983	Wintrust Financial Corp.	245,852	0.1
12,156	XP, Inc. - Class A	245,551	0.1
4,357	Zions Bancorp NA	226,303	0.1
		55,927,670	15.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 9.1%
2,711 (1)	Acadia Healthcare Co., Inc.	$61,513	0.0
8,558	Agilent Technologies, Inc.	1,009,930	0.3
2,059 (1)	Align Technology, Inc.	389,830	0.1
3,750 (1)	Alnylam Pharmaceuticals, Inc.	1,222,837	0.3
968 (1)	Amedisys, Inc.	95,242	0.0
5,501	AmerisourceBergen Corp.	1,649,475	0.4
3,239 (1)	Apellis Pharmaceuticals, Inc.	56,067	0.0
19,847 (1)	Avantor, Inc.	267,141	0.1
15,389	Baxter International, Inc.	465,979	0.1
4,389 (1)	Biogen, Inc.	551,214	0.1
5,711 (1)	BioMarin Pharmaceutical, Inc.	313,934	0.1
582 (1)	Bio-Rad Laboratories, Inc. - Class A	140,448	0.0
4,711	Bio-Techne Corp.	242,381	0.1
3,103	Bruker Corp.	127,844	0.0
7,258	Cardinal Health, Inc.	1,219,344	0.3
14,917 (1)	Centene Corp.	809,695	0.2
3,642 (1)	Certara, Inc.	42,611	0.0
1,465 (1)	Charles River Laboratories International, Inc.	222,284	0.1
431	Chemed Corp.	209,867	0.1
5,984 (1)	Cooper Cos., Inc.	425,821	0.1
2,823 (1)	Corcept Therapeutics, Inc.	207,208	0.1
1,149 (1)	DaVita, Inc.	163,675	0.0
5,982	Dentsply Sirona, Inc.	94,994	0.0
11,746 (1)	Dexcom, Inc.	1,025,308	0.3
3,923 (1)	Doximity, Inc. - Class A	240,637	0.1
14,784 (1)	Elanco Animal Health, Inc.	211,116	0.1
2,992	Encompass Health Corp.	366,909	0.1
5,044 (1)	Envista Holdings Corp.	98,560	0.0
5,596 (1)	Exact Sciences Corp.	297,371	0.1
8,104 (1)	Exelixis, Inc.	357,184	0.1
13,751	GE HealthCare Technologies, Inc.	1,018,537	0.3
3,369 (1)	Globus Medical, Inc. - Class A	198,838	0.1
3,681 (1)	Halozyme Therapeutics, Inc.	191,486	0.1
3,291 (1)	Henry Schein, Inc.	240,408	0.1
6,701 (1)	Hologic, Inc.	436,637	0.1
3,626	Humana, Inc.	886,484	0.2
2,424 (1)	IDEXX Laboratories, Inc.	1,300,088	0.4
4,747 (1)	Illumina, Inc.	452,911	0.1
4,753 (1)	Incyte Corp.	323,679	0.1
5,363 (1)	Insmed, Inc.	539,732	0.1
859 (1)	Inspire Medical Systems, Inc.	111,472	0.0
2,106 (1)	Insulet Corp.	661,663	0.2

See Accompanying Notes to Financial Statements

55

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
4,662 (1)	Ionis Pharmaceuticals, Inc.	$184,196	0.1
5,263 (1)	IQVIA Holdings, Inc.	829,396	0.2
1,782 (1)	Jazz Pharmaceuticals PLC	189,106	0.1
2,510	Labcorp Holdings, Inc.	658,900	0.2
1,354 (1)	Masimo Corp.	227,770	0.1
686 (1)	Medpace Holdings, Inc.	215,308	0.1
625 (1)	Mettler-Toledo International, Inc.	734,200	0.2
10,656 (1)	Moderna, Inc.	293,999	0.1
1,611 (1)	Molina Healthcare, Inc.	479,917	0.1
3,901 (1)	Natera, Inc.	659,035	0.2
2,909 (1)	Neurocrine Biosciences, Inc.	365,632	0.1
7,801	Organon & Co.	75,514	0.0
1,124 (1)	Penumbra, Inc.	288,452	0.1
4,092	Perrigo Co. PLC	109,338	0.0
6,403	QIAGEN N.V.	307,728	0.1
3,349	Quest Diagnostics, Inc.	601,581	0.2
1,583 (1)	Repligen Corp.	196,894	0.1
4,386	ResMed, Inc.	1,131,588	0.3
5,207 (1)	Revolution Medicines, Inc.	191,566	0.1
3,612	Revvity, Inc.	349,353	0.1
11,381 (1)	Roivant Sciences Ltd.	128,264	0.0
11,717	Royalty Pharma PLC - Class A	422,164	0.1
2,786 (1)	Sarepta Therapeutics, Inc.	47,641	0.0
4,170 (1)	Solventum Corp.	316,253	0.1
4,634 (1)	Sotera Health Co.	51,530	0.0
2,950	STERIS PLC	708,649	0.2
3,509 (1)	Summit Therapeutics, Inc.	74,672	0.0
1,341	Teleflex, Inc.	158,721	0.0
2,473 (1)	Tempus AI, Inc.	157,134	0.0
2,751 (1)	Tenet Healthcare Corp.	484,176	0.1
2,698 (1)	Ultragenyx Pharmaceutical, Inc.	98,099	0.0
1,335 (1)	United Therapeutics Corp.	383,612	0.1
1,654	Universal Health Services, Inc. - Class B	299,622	0.1
4,435 (1)	Veeva Systems, Inc. - Class A	1,277,191	0.3
35,629	Viatris, Inc.	318,167	0.1
3,273 (1)(2)	Viking Therapeutics, Inc.	86,734	0.0
1,789 (1)	Waters Corp.	624,433	0.2
2,150	West Pharmaceutical Services, Inc.	470,420	0.1
5,949	Zimmer Biomet Holdings, Inc.	542,608	0.1
		33,687,917	9.1
	Industrials: 17.6%
3,472	A.O. Smith Corp.	227,659	0.1
2,019	AAON, Inc.	148,901	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
927	Acuity Brands, Inc.	$276,561	0.1
2,122	Advanced Drainage Systems, Inc.	243,733	0.1
3,975	AECOM	448,619	0.1
1,863	AGCO Corp.	192,187	0.1
3,129	Air Lease Corp.	183,015	0.0
3,678 (1)	Alaska Air Group, Inc.	181,987	0.0
2,585	Allegion PLC	372,550	0.1
2,552	Allison Transmission Holdings, Inc.	242,415	0.1
4,783 (1)	Amentum Holdings, Inc.	112,927	0.0
3,038	AMERCO	165,176	0.0
19,591 (1)	American Airlines Group, Inc.	219,811	0.1
6,921	AMETEK, Inc.	1,252,424	0.3
7,379 (1)	API Group Corp.	376,698	0.1
1,145	Applied Industrial Technologies, Inc.	266,155	0.1
1,294	Armstrong World Industries, Inc.	210,197	0.1
4,202 (1)	ATI, Inc.	362,801	0.1
505 (1)	Avis Budget Group, Inc.	85,370	0.0
2,241 (1)	Axon Enterprise, Inc.	1,855,414	0.5
4,247 (1)	AZEK Co., Inc.	230,824	0.1
3,752	Booz Allen Hamilton Holding Corp.	390,696	0.1
3,501	Broadridge Financial Solutions, Inc.	850,848	0.2
3,354 (1)	Builders FirstSource, Inc.	391,378	0.1
2,741	BWX Technologies, Inc.	394,868	0.1
652 (1)	CACI International, Inc. - Class A	310,808	0.1
1,288	Carlisle Cos., Inc.	480,939	0.1
4,586 (1)	Ceridian HCM Holding, Inc.	254,019	0.1
3,529	CH Robinson Worldwide, Inc.	338,608	0.1
10,635 (1)	Clarivate PLC	45,731	0.0
1,522 (1)	Clean Harbors, Inc.	351,856	0.1
26,368	CNH Industrial NV	341,729	0.1
1,045	Comfort Systems USA, Inc.	560,339	0.2
1,362	Concentrix Corp.	71,989	0.0
5,703 (1)	Core & Main, Inc. - Class A	344,176	0.1
1,478	Crane Co.	280,657	0.1
4,135	Cummins, Inc.	1,354,213	0.4
1,129	Curtiss-Wright Corp.	551,573	0.1
19,593	Delta Air Lines, Inc.	963,584	0.3
3,577	Donaldson Co., Inc.	248,065	0.1
4,074	Dover Corp.	746,479	0.2
9,243	Dun & Bradstreet Holdings, Inc.	84,019	0.0
1,329	EMCOR Group, Inc.	710,869	0.2
3,719	Equifax, Inc.	964,597	0.3
1,710	Esab Corp.	206,141	0.1

See Accompanying Notes to Financial Statements

56

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,528 (1)	Everus Construction Group, Inc.	$97,074	0.0
4,754 (1)	ExlService Holdings, Inc.	208,178	0.1
4,118	Expeditors International of Washington, Inc.	470,482	0.1
34,487	Fastenal Co.	1,448,454	0.4
5,818	Ferguson Enterprises, Inc.	1,266,870	0.3
3,912	Flowserve Corp.	204,793	0.1
10,334	Fortive Corp.	538,711	0.1
3,634	Fortune Brands Innovations, Inc.	187,078	0.1
3,060	FTAI Aviation Ltd.	352,022	0.1
1,004 (1)	FTI Consulting, Inc.	162,146	0.0
7,617 (1)	Gates Industrial Corp. PLC	175,420	0.0
1,754 (1)	Generac Holdings, Inc.	251,190	0.1
4,835	Genpact Ltd.	212,788	0.1
4,983	Graco, Inc.	428,389	0.1
3,449 (1)	GXO Logistics, Inc.	167,966	0.0
5,961 (1)	Hayward Holdings, Inc.	82,262	0.0
1,275	HEICO Corp.	418,200	0.1
2,253	HEICO Corp. - Class A	582,964	0.2
2,403	Hexcel Corp.	135,746	0.0
12,047	Howmet Aerospace, Inc.	2,242,308	0.6
1,607	Hubbell, Inc.	656,315	0.2
1,172	Huntington Ingalls Industries, Inc.	282,991	0.1
2,271	IDEX Corp.	398,720	0.1
12,124	Ingersoll Rand, Inc.	1,008,474	0.3
2,421	ITT, Inc.	379,685	0.1
3,647	Jacobs Solutions, Inc.	479,398	0.1
2,398	JB Hunt Transport Services, Inc.	344,353	0.1
796 (1)	Karman Holdings, Inc.	40,095	0.0
3,859	KBR, Inc.	185,000	0.0
1,701 (1)	Kirby Corp.	192,910	0.1
4,729	Knight-Swift Transportation Holdings, Inc.	209,164	0.1
5,611	L3Harris Technologies, Inc.	1,407,463	0.4
1,041	Landstar System, Inc.	144,720	0.0
3,831	Leidos Holdings, Inc.	604,379	0.2
964	Lennox International, Inc.	552,603	0.1
2,272	Leonardo DRS, Inc.	105,603	0.0
1,629	Lincoln Electric Holdings, Inc.	337,724	0.1
1,281 (1)	Loar Holdings, Inc.	110,384	0.0
11,957 (1)	Lyft, Inc. - Class A	188,442	0.1
1,382	ManpowerGroup, Inc.	55,833	0.0
6,339	Masco Corp.	407,978	0.1
1,867 (1)	MasTec, Inc.	318,193	0.1
1,515 (1)	Middleby Corp.	218,160	0.1
1,111	MSA Safety, Inc.	186,126	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,320	MSC Industrial Direct Co., Inc. - Class A	$112,226	0.0
3,258	Mueller Industries, Inc.	258,913	0.1
1,619	Nordson Corp.	347,065	0.1
4,893	nVent Electric PLC	358,412	0.1
5,599	Old Dominion Freight Line, Inc.	908,718	0.2
1,921	Oshkosh Corp.	218,110	0.1
11,872	Otis Worldwide Corp.	1,175,565	0.3
2,550	Owens Corning	350,676	0.1
1,585 (1)	Parsons Corp.	113,755	0.0
9,694	Paychex, Inc.	1,410,089	0.4
1,542	Paycom Software, Inc.	356,819	0.1
1,354 (1)	Paylocity Holding Corp.	245,331	0.1
4,914	Pentair PLC	504,471	0.1
4,424	Quanta Services, Inc.	1,672,626	0.5
17,879 (1)	QXO, Inc.	385,114	0.1
5,569	RB Global, Inc.	591,372	0.2
931 (1)	RBC Bearings, Inc.	358,249	0.1
1,984	Regal Rexnord Corp.	287,601	0.1
2,971	Robert Half International, Inc.	121,960	0.0
11,760 (1)	Rocket Lab Corp.	420,655	0.1
3,400	Rockwell Automation, Inc.	1,129,378	0.3
8,432	Rollins, Inc.	475,733	0.1
1,208	Ryder System, Inc.	192,072	0.1
800 (1)	Saia, Inc.	219,192	0.1
1,552	Schneider National, Inc. - Class B	37,481	0.0
1,412	Science Applications International Corp.	159,005	0.0
4,357	Sensata Technologies Holding PLC	131,189	0.0
1,258	Simpson Manufacturing Co., Inc.	195,380	0.1
1,328 (1)	SiteOne Landscape Supply, Inc.	160,608	0.0
1,541	Snap-on, Inc.	479,528	0.1
15,358	Southwest Airlines Co.	498,214	0.1
3,509 (1)	Spirit AeroSystems Holdings, Inc. - Class A	133,868	0.0
6,353	SS&C Technologies Holdings, Inc.	526,028	0.1
4,256 (1)	Standardaero, Inc.	134,702	0.0
4,643	Stanley Black & Decker, Inc.	314,563	0.1
8,023	Tetra Tech, Inc.	288,507	0.1
5,406	Textron, Inc.	434,048	0.1
1,879	Timken Co.	136,321	0.0
2,995	Toro Co.	211,687	0.1
5,856	TransUnion	515,328	0.1
3,205 (1)	Trex Co., Inc.	174,288	0.0
230 (1)	U-Haul Holding Co.	13,929	0.0
9,778 (1)	United Airlines Holdings, Inc.	778,622	0.2
1,948	United Rentals, Inc.	1,467,623	0.4
596	Valmont Industries, Inc.	194,636	0.1

See Accompanying Notes to Financial Statements

57

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
7,163	Veralto Corp.	$723,105	0.2
4,205	Verisk Analytics, Inc.	1,309,858	0.4
11,429	Vertiv Holdings Co. - Class A	1,467,598	0.4
1,045	Watsco, Inc.	461,493	0.1
1,439	WESCO International, Inc.	266,503	0.1
5,094	Westinghouse Air Brake Technologies Corp.	1,066,429	0.3
5,334	WillScot Mobile Mini Holdings Corp.	146,152	0.0
1,781	Woodward, Inc.	436,505	0.1
1,331	WW Grainger, Inc.	1,384,559	0.4
3,444 (1)	XPO, Inc.	434,943	0.1
7,310	Xylem, Inc.	945,622	0.3
		65,183,783	17.6
	Information Technology: 11.4%
4,311 (1)	Akamai Technologies, Inc.	343,845	0.1
3,697 (1)	Allegro MicroSystems, Inc.	126,400	0.0
3,316	Amdocs Ltd.	302,552	0.1
3,431	Amkor Technology, Inc.	72,017	0.0
2,633 (1)	ANSYS, Inc.	924,762	0.3
660 (1)	Appfolio, Inc. - Class A	151,985	0.0
1,551 (1)	Arrow Electronics, Inc.	197,644	0.1
4,302 (1)	Astera Labs, Inc.	388,987	0.1
29,592 (1)	Aurora Innovation, Inc.	155,062	0.0
2,581	Avnet, Inc.	137,000	0.0
4,729	Bentley Systems, Inc. - Class B	255,224	0.1
2,769 (1)	BILL Holdings, Inc.	128,094	0.0
15,554 (1)	CCC Intelligent Solutions Holdings, Inc.	146,363	0.0
3,952	CDW Corp.	705,788	0.2
4,238 (1)	Ciena Corp.	344,677	0.1
1,590 (1)	Cirrus Logic, Inc.	165,765	0.0
9,271 (1)	Cloudflare, Inc. - Class A	1,815,540	0.5
5,040	Cognex Corp.	159,869	0.0
14,832	Cognizant Technology Solutions Corp. - Class A	1,157,341	0.3
4,609 (1)	Coherent Corp.	411,169	0.1
8,316 (1)	Confluent, Inc. - Class A	207,318	0.1
23,456	Corning, Inc.	1,233,551	0.3
1,471	Crane Holdings Co.	79,287	0.0
9,268 (1)	Datadog, Inc. - Class A	1,244,970	0.3
6,034 (1)	DocuSign, Inc.	469,988	0.1
1,816	Dolby Laboratories, Inc. - Class A	134,856	0.0
4,067 (1)	DoubleVerify Holdings, Inc.	60,883	0.0
6,080 (1)	Dropbox, Inc. - Class A	173,888	0.1
5,390 (1)	DXC Technology Co.	82,413	0.0
8,821 (1)	Dynatrace, Inc.	487,007	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
2,724 (1)	Elastic NV	$229,715	0.1
3,824 (1)	Enphase Energy, Inc.	151,622	0.0
4,503	Entegris, Inc.	363,167	0.1
1,645 (1)	EPAM Systems, Inc.	290,869	0.1
1,730 (1)	F5, Inc.	509,174	0.1
714 (1)	Fair Isaac Corp.	1,305,163	0.4
3,049 (1)	First Solar, Inc.	504,731	0.1
11,451 (1)	Flex Ltd.	571,634	0.2
2,251 (1)	Gartner, Inc.	909,899	0.3
16,504	Gen Digital, Inc.	485,218	0.1
3,948 (1)	Gitlab, Inc. - Class A	178,094	0.1
3,086 (1)	GLOBALFOUNDRIES, Inc.	117,885	0.0
1,297 (1)	Globant SA	117,820	0.0
4,129 (1)	GoDaddy, Inc. - Class A	743,468	0.2
2,516 (1)	Guidewire Software, Inc.	592,392	0.2
39,393	Hewlett Packard Enterprise Co.	805,587	0.2
28,335	HP, Inc.	693,074	0.2
1,528 (1)	HubSpot, Inc.	850,531	0.2
3,149 (1)	Informatica, Inc. - Class A	76,678	0.0
616	Ingram Micro Holding Corp.	12,837	0.0
751 (1)	IPG Photonics Corp.	51,556	0.0
3,169	Jabil, Inc.	691,159	0.2
9,925	Juniper Networks, Inc.	396,305	0.1
5,169 (1)	Keysight Technologies, Inc.	846,992	0.2
6,948 (1)	Kyndryl Holdings, Inc.	291,538	0.1
4,085 (1)	Lattice Semiconductor Corp.	200,124	0.1
738	Littelfuse, Inc.	167,327	0.0
2,064 (1)	Lumentum Holdings, Inc.	196,204	0.1
1,901 (1)	MACOM Technology Solutions Holdings, Inc.	272,394	0.1
1,801 (1)	Manhattan Associates, Inc.	355,643	0.1
15,855	Microchip Technology, Inc.	1,115,716	0.3
2,018	MKS Instruments, Inc.	200,509	0.1
2,369 (1)	MongoDB, Inc.	497,466	0.1
1,391	Monolithic Power Systems, Inc.	1,017,350	0.3
3,203 (1)	nCino, Inc.	89,588	0.0
6,102	NetApp, Inc.	650,168	0.2
7,664 (1)	Nutanix, Inc. - Class A	585,836	0.2
4,949 (1)	Okta, Inc.	494,752	0.1
12,661 (1)	ON Semiconductor Corp.	663,563	0.2
1,459 (1)	Onto Innovation, Inc.	147,257	0.0
2,612	Pegasystems, Inc.	141,388	0.0
3,442 (1)	Procore Technologies, Inc.	235,502	0.1
3,582 (1)	PTC, Inc.	617,322	0.2

See Accompanying Notes to Financial Statements

58

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
9,330 (1)	Pure Storage, Inc. - Class A	$537,221	0.1
2,798 (1)	Qorvo, Inc.	237,578	0.1
3,445 (1)	Ralliant Corp.	167,032	0.0
2,405 (1)	RingCentral, Inc. - Class A	68,182	0.0
2,916 (1)	Rubrik, Inc. - Class A	261,244	0.1
1,806 (1)	SailPoint, Inc.	41,285	0.0
8,059 (1)	Samsara, Inc. - Class A	320,587	0.1
4,051 (1)	Sandisk Corp.	183,713	0.1
8,754 (1)	SentinelOne, Inc. - Class A	160,023	0.0
4,604	Skyworks Solutions, Inc.	343,090	0.1
15,425 (1)	Super Micro Computer, Inc.	755,979	0.2
2,364	TD SYNNEX Corp.	320,795	0.1
1,397 (1)	Teledyne Technologies, Inc.	715,697	0.2
2,844 (1)	Teradata Corp.	63,450	0.0
4,831	Teradyne, Inc.	434,404	0.1
7,157 (1)	Trimble, Inc.	543,789	0.2
4,248 (1)	Twilio, Inc. - Class A	528,281	0.1
1,293 (1)	Tyler Technologies, Inc.	766,542	0.2
126	Ubiquiti, Inc.	51,868	0.0
13,085 (1)	UiPath, Inc. - Class A	167,488	0.1
9,514 (1)	Unity Software, Inc.	230,239	0.1
1,320	Universal Display Corp.	203,887	0.1
2,403	VeriSign, Inc.	693,986	0.2
4,442	Vontier Corp.	163,910	0.0
10,398	Western Digital Corp.	665,368	0.2
4,586 (1)(2)	Wolfspeed, Inc.	1,829	0.0
1,527 (1)	Zebra Technologies Corp. - Class A	470,866	0.1
7,893 (1)	Zoom Video Communications, Inc. - Class A	615,496	0.2
2,933 (1)	Zscaler, Inc.	920,786	0.3
		42,334,077	11.4
	Materials: 5.0%
3,530	Albemarle Corp.	221,225	0.1
7,763	Alcoa Corp.	229,086	0.1
68,364	Amcor PLC	628,265	0.2
15,132	Anglogold Ashanti PLC	689,565	0.2
1,967	AptarGroup, Inc.	307,698	0.1
1,401	Ashland, Inc.	70,442	0.0
2,337	Avery Dennison Corp.	410,073	0.1
6,555 (1)	Axalta Coating Systems Ltd.	194,618	0.1
8,484	Ball Corp.	475,868	0.1
1,446	Carpenter Technology Corp.	399,646	0.1
3,352	Celanese Corp.	185,466	0.1
4,976	CF Industries Holdings, Inc.	457,792	0.1
14,617 (1)	Cleveland-Cliffs, Inc.	111,089	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
20,553	Corteva, Inc.	$1,531,815	0.4
3,477	Crown Holdings, Inc.	358,061	0.1
21,257	Dow, Inc.	562,885	0.2
12,575	DuPont de Nemours, Inc.	862,519	0.2
991	Eagle Materials, Inc.	200,291	0.1
3,448	Eastman Chemical Co.	257,428	0.1
6,765	Element Solutions, Inc.	153,227	0.0
3,727	FMC Corp.	155,602	0.0
8,946 (2)	Graphic Packaging Holding Co.	188,492	0.1
4,937	Huntsman Corp.	51,444	0.0
7,696	International Flavors & Fragrances, Inc.	566,041	0.2
15,746	International Paper Co.	737,385	0.2
1,893	Louisiana-Pacific Corp.	162,779	0.1
7,696	LyondellBasell Industries NV - Class A	445,291	0.1
1,802	Martin Marietta Materials, Inc.	989,226	0.3
9,479	Mosaic Co.	345,794	0.1
3,622 (1)(2)	MP Materials Corp.	120,504	0.0
178	NewMarket Corp.	122,973	0.0
6,900	Nucor Corp.	893,826	0.2
3,440	Olin Corp.	69,110	0.0
2,653	Packaging Corp. of America	499,958	0.1
6,828	PPG Industries, Inc.	776,685	0.2
1,586	Reliance Steel & Aluminum Co.	497,845	0.1
1,973	Royal Gold, Inc.	350,878	0.1
3,819	RPM International, Inc.	419,479	0.1
1,311	Scotts Miracle-Gro Co.	86,474	0.0
4,381	Sealed Air Corp.	135,942	0.0
2,654	Silgan Holdings, Inc.	143,794	0.0
15,651	Smurfit WestRock PLC	675,341	0.2
2,958	Sonoco Products Co.	128,851	0.0
4,220	Steel Dynamics, Inc.	540,202	0.2
3,972	Vulcan Materials Co.	1,035,977	0.3
999	Westlake Corp.	75,854	0.0
		18,522,806	5.0

	Real Estate: 7.3%
3,252	Agree Realty Corp.	237,591	0.1
5,153	Alexandria Real Estate Equities, Inc.	374,262	0.1
10,264	American Homes 4 Rent - Class A	370,222	0.1
8,564	Americold Realty Trust, Inc.	142,419	0.0
4,272	AvalonBay Communities, Inc.	869,352	0.2
4,758	Boston Properties, Inc.	321,022	0.1
9,146	Brixmor Property Group, Inc.	238,162	0.1
3,229	Camden Property Trust	363,876	0.1
8,933 (1)	CBRE Group, Inc. - Class A	1,251,692	0.3
12,545 (1)	CoStar Group, Inc.	1,008,618	0.3

See Accompanying Notes to Financial Statements

59

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
5,013	Cousins Properties, Inc.	$150,540	0.0
13,034	Crown Castle, Inc.	1,338,983	0.4
6,800	CubeSmart	289,000	0.1
10,133	Digital Realty Trust, Inc.	1,766,486	0.5
1,566	EastGroup Properties, Inc.	261,710	0.1
2,241	EPR Properties	130,561	0.0
5,694	Equity LifeStyle Properties, Inc.	351,149	0.1
11,378	Equity Residential	767,901	0.2
1,915	Essex Property Trust, Inc.	542,711	0.2
6,329	Extra Space Storage, Inc.	933,148	0.3
2,555	Federal Realty Investment Trust	242,699	0.1
3,845	First Industrial Realty Trust, Inc.	185,060	0.1
7,928	Gaming and Leisure Properties, Inc.	370,079	0.1
9,858	Healthcare Realty Trust, Inc.	156,348	0.0
20,815	Healthpeak Properties, Inc.	364,471	0.1
3,185	Highwoods Properties, Inc.	99,022	0.0
20,601	Host Hotels & Resorts, Inc.	316,431	0.1
923 (1)	Howard Hughes Holdings, Inc.	62,303	0.0
18,381	Invitation Homes, Inc.	602,897	0.2
8,814	Iron Mountain, Inc.	904,052	0.2
1,417 (1)	Jones Lang LaSalle, Inc.	362,440	0.1
3,523	Kilroy Realty Corp.	120,874	0.0
20,074	Kimco Realty Corp.	421,955	0.1
2,632	Lamar Advertising Co. - Class A	319,420	0.1
2,122 (2)	Lineage, Inc.	92,349	0.0
14,986 (2)	Medical Properties Trust, Inc.	64,590	0.0
3,495	Mid-America Apartment Communities, Inc.	517,295	0.1
3,599 (1)	Millrose Properties, Inc.	102,607	0.0
5,617	National Retail Properties, Inc.	242,542	0.1
2,115	National Storage Affiliates Trust	67,659	0.0
8,627	Omega Healthcare Investors, Inc.	316,180	0.1
5,899	Park Hotels & Resorts, Inc.	60,347	0.0
4,651	Rayonier, Inc.	103,159	0.0
26,831	Realty Income Corp.	1,545,734	0.4
5,427	Regency Centers Corp.	386,565	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
7,119	Rexford Industrial Realty, Inc.	$253,223	0.1
3,226	SBA Communications Corp.	757,594	0.2
9,733	Simon Property Group, Inc.	1,564,677	0.4
5,608	STAG Industrial, Inc.	203,458	0.1
3,796	Sun Communities, Inc.	480,156	0.1
9,924	UDR, Inc.	405,197	0.1
13,107	Ventas, Inc.	827,707	0.2
31,728	VICI Properties, Inc.	1,034,333	0.3
5,298	Vornado Realty Trust	202,596	0.1
21,773	Weyerhaeuser Co.	559,348	0.2
6,511	WP Carey, Inc.	406,156	0.1
1,499 (1)	Zillow Group, Inc. - Class A	102,667	0.0
4,885 (1)	Zillow Group, Inc. - Class C	342,194	0.1
		26,875,789	7.3
	Utilities: 6.0%
21,328	AES Corp.	224,371	0.1
7,716	Alliant Energy Corp.	466,587	0.1
8,107	Ameren Corp.	778,596	0.2
5,851	American Water Works Co., Inc.	813,933	0.2
4,754	Atmos Energy Corp.	732,639	0.2
4,057	Brookfield Renewable Corp.	132,988	0.0
19,575	CenterPoint Energy, Inc.	719,186	0.2
1,032	Clearway Energy, Inc. - Class A	31,228	0.0
2,442	Clearway Energy, Inc. - Class C	78,144	0.0
8,937	CMS Energy Corp.	619,155	0.2
10,829	Consolidated Edison, Inc.	1,086,690	0.3
6,225	DTE Energy Co.	824,563	0.2
11,450	Edison International	590,820	0.2
12,946	Entergy Corp.	1,076,072	0.3
8,280	Essential Utilities, Inc.	307,519	0.1
6,915	Evergy, Inc.	476,651	0.1
11,037	Eversource Energy	702,174	0.2
30,367	Exelon Corp.	1,318,535	0.4
16,485	FirstEnergy Corp.	663,686	0.2
1,620	IDACORP, Inc.	187,029	0.0
6,092	MDU Resources Group, Inc.	101,554	0.0
2,694	National Fuel Gas Co.	228,209	0.1
14,136	NiSource, Inc.	570,246	0.2
5,954	NRG Energy, Inc.	956,093	0.3
6,035	OGE Energy Corp.	267,833	0.1
65,865	PG&E Corp.	918,158	0.2
3,579	Pinnacle West Capital Corp.	320,213	0.1
22,235	PPL Corp.	753,544	0.2
15,002	Public Service Enterprise Group, Inc.	1,262,868	0.3
1,363 (1)	Talen Energy Corp.	396,320	0.1

See Accompanying Notes to Financial Statements

60

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
6,460	UGI Corp.	$235,273	0.1
10,164	Vistra Corp.	1,969,885	0.5
9,595	WEC Energy Group, Inc.	999,799	0.3
17,339	Xcel Energy, Inc.	1,180,786	0.3
		21,991,347	6.0
	Total Common Stock (Cost $291,921,384)	362,779,796	98.1

EXCHANGE-TRADED FUNDS: 1.7%
68,856	iShares Russell Mid-Cap ETF	6,332,686	1.7
	Total Exchange-Traded Funds (Cost $5,765,348)	6,332,686	1.7
	Total Long-Term Investments (Cost $297,686,732)	369,112,482	99.8

Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
	Repurchase Agreements: 0.3%
234,552 (4)	Bank of America Securities Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $234,580, collateralized by various U.S. Government Securities, 0.000%-4.875%, Market Value plus accrued interest $239,243, due 04/30/26-06/30/30)	234,552	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,000,120, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,020,000, due 06/01/30-02/01/57)	$1,000,000	0.3
	Total Repurchase Agreements (Cost $1,234,552)	1,234,552	0.3
	Total Short-Term Investments (Cost $1,234,552)	1,234,552	0.3
	Total Investments in Securities (Cost $298,921,284)	$370,347,034	100.1
	Liabilities in Excess of Other Assets	(251,416)	(0.1)
	Net Assets	$370,095,618	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements

61

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$362,779,796	$—	$—	$362,779,796
Exchange-Traded Funds	6,332,686	—	—	6,332,686
Short-Term Investments	—	1,234,552	—	1,234,552
Total Investments, at fair value	$369,112,482	$1,234,552	$—	$370,347,034
Other Financial Instruments+
Futures	20,226	—	—	20,226
Total Assets	$369,132,708	$1,234,552	$—	$370,367,260

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$262,311	$47,346	$(113,577)	$8,968	$205,048	$3,344	$(12,975)	$—
	$262,311	$47,346	$(113,577)	$8,968	$205,048	$3,344	$(12,975)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2025, the following futures contracts were outstanding for Voya VACS Index Series MC Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P Mid 400 E-Mini Index	3	09/19/25	$937,650	$20,226
			$937,650	$20,226

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

See Accompanying Notes to Financial Statements

62

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$20,226
Total Asset Derivatives		$20,226

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(160,013)
Total	$(160,013)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$110,580
Total	$110,580

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $301,849,080.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$88,240,135
Gross Unrealized Depreciation	(19,721,955)
Net Unrealized Appreciation	$68,518,180

See Accompanying Notes to Financial Statements

63

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.0%
	Communication Services: 9.4%
443,893	Alphabet, Inc. - Class A	$78,227,263	1.9
358,069	Alphabet, Inc. - Class C	63,517,860	1.5
548,811	AT&T, Inc.	15,882,590	0.4
7,280 (1)	Charter Communications, Inc. - Class A	2,976,137	0.1
284,050	Comcast Corp. - Class A	10,137,745	0.3
17,405	Electronic Arts, Inc.	2,779,579	0.1
16,325	Fox Corp. - Class A	914,853	0.0
10,032	Fox Corp. - Class B	517,952	0.0
28,200	Interpublic Group of Cos., Inc.	690,336	0.0
12,021 (1)	Live Nation Entertainment, Inc.	1,818,537	0.1
18,703	Match Group, Inc.	577,736	0.0
165,594	Meta Platforms, Inc. - Class A	122,223,275	2.9
32,458 (1)	Netflix, Inc.	43,465,482	1.0
28,748	News Corp. - Class A	854,391	0.0
8,495	News Corp. - Class B	291,463	0.0
14,881	Omnicom Group, Inc.	1,070,539	0.0
45,898 (2)	Paramount Global - Class B	592,084	0.0
12,922 (1)	Take-Two Interactive Software, Inc.	3,138,108	0.1
5,113	TKO Group Holdings, Inc.	930,310	0.0
36,372	T-Mobile US, Inc.	8,665,993	0.2
321,556	Verizon Communications, Inc.	13,913,728	0.3
137,115	Walt Disney Co.	17,003,631	0.4
171,716 (1)	Warner Bros Discovery, Inc.	1,967,865	0.1
		392,157,457	9.4
	Consumer Discretionary: 10.0%
32,917 (1)	Airbnb, Inc. - Class A	4,356,236	0.1
720,644 (1)	Amazon.com, Inc.	158,102,087	3.8
16,606 (1)	Aptiv PLC	1,132,861	0.0
1,276 (1)	AutoZone, Inc.	4,736,805	0.1
14,692	Best Buy Co., Inc.	986,274	0.0
2,482	Booking Holdings, Inc.	14,368,894	0.4
15,862 (1)	Caesars Entertainment, Inc.	450,322	0.0
11,619 (1)	CarMax, Inc.	780,913	0.0
80,080 (1)	Carnival Corp.	2,251,850	0.1
102,764 (1)	Chipotle Mexican Grill, Inc.	5,770,199	0.1
21,086	D.R. Horton, Inc.	2,718,407	0.1
8,926	Darden Restaurants, Inc.	1,945,600	0.1
11,576 (1)	Deckers Outdoor Corp.	1,193,138	0.0
2,612	Domino’s Pizza, Inc.	1,176,967	0.0
26,150 (1)	DoorDash, Inc. - Class A	6,446,237	0.2
35,161	eBay, Inc.	2,618,088	0.1
9,274	Expedia Group, Inc.	1,564,338	0.0
297,889	Ford Motor Co.	3,232,096	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
11,748	Garmin Ltd.	$2,452,043	0.1
73,329	General Motors Co.	3,608,520	0.1
10,573	Genuine Parts Co.	1,282,611	0.0
10,046	Hasbro, Inc.	741,596	0.0
18,129	Hilton Worldwide Holdings, Inc.	4,828,478	0.1
75,807	Home Depot, Inc.	27,793,878	0.7
25,869	Las Vegas Sands Corp.	1,125,560	0.0
17,709	Lennar Corp. - Class A	1,958,792	0.1
19,689	LKQ Corp.	728,690	0.0
42,689	Lowe’s Cos., Inc.	9,471,408	0.2
8,431 (1)	Lululemon Athletica, Inc.	2,003,037	0.1
17,339	Marriott International, Inc. - Class A	4,737,188	0.1
54,536	McDonald’s Corp.	15,933,783	0.4
15,775 (1)	MGM Resorts International	542,502	0.0
3,958 (1)	Mohawk Industries, Inc.	414,957	0.0
89,825	NIKE, Inc. - Class B	6,381,168	0.2
34,078 (1)	Norwegian Cruise Line Holdings Ltd.	691,102	0.0
223 (1)	NVR, Inc.	1,647,002	0.0
65,199 (1)	O’Reilly Automotive, Inc.	5,876,386	0.1
2,867	Pool Corp.	835,673	0.0
15,287	PulteGroup, Inc.	1,612,167	0.0
3,042	Ralph Lauren Corp.	834,360	0.0
25,089	Ross Stores, Inc.	3,200,855	0.1
19,055	Royal Caribbean Cruises Ltd.	5,966,883	0.2
86,674	Starbucks Corp.	7,941,939	0.2
15,841	Tapestry, Inc.	1,390,998	0.0
213,727 (1)	Tesla, Inc.	67,892,519	1.6
85,155	TJX Cos., Inc.	10,515,791	0.3
40,439	Tractor Supply Co.	2,133,966	0.1
3,443 (1)	Ulta Beauty, Inc.	1,610,704	0.0
9,377	Williams-Sonoma, Inc.	1,531,920	0.0
6,712	Wynn Resorts Ltd.	628,713	0.0
21,200	Yum! Brands, Inc.	3,141,416	0.1
		415,287,917	10.0
	Consumer Staples: 5.3%
128,474	Altria Group, Inc.	7,532,431	0.2
36,644	Archer-Daniels-Midland Co.	1,934,070	0.1
13,849	Brown-Forman Corp. - Class B	372,677	0.0
10,251	Bunge Global SA	822,950	0.0
14,962	Campbell Soup Co.	458,585	0.0
18,784	Church & Dwight Co., Inc.	1,805,330	0.0
9,401	Clorox Co.	1,128,778	0.0
295,441	Coca-Cola Co.	20,902,451	0.5
61,811	Colgate-Palmolive Co.	5,618,620	0.1
36,409	Conagra Brands, Inc.	745,292	0.0
11,675	Constellation Brands, Inc. - Class A	1,899,289	0.1

See Accompanying Notes to Financial Statements

64

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
33,840	Costco Wholesale Corp.	$33,499,570	0.8
16,775	Dollar General Corp.	1,918,725	0.1
15,066 (1)	Dollar Tree, Inc.	1,492,137	0.0
17,863	Estee Lauder Cos., Inc. - Class A	1,443,330	0.0
41,766	General Mills, Inc.	2,163,897	0.1
11,287	Hershey Co.	1,873,078	0.1
22,229	Hormel Foods Corp.	672,427	0.0
8,116	JM Smucker Co.	796,991	0.0
20,506	Kellogg Co.	1,630,842	0.0
146,432	Kenvue, Inc.	3,064,822	0.1
103,590	Keurig Dr Pepper, Inc.	3,424,685	0.1
25,308	Kimberly-Clark Corp.	3,262,707	0.1
65,896	Kraft Heinz Co.	1,701,435	0.0
46,722	Kroger Co.	3,351,369	0.1
10,763	Lamb Weston Holdings, Inc.	558,062	0.0
19,272	McCormick & Co., Inc.	1,461,203	0.0
13,093	Molson Coors Beverage Co. - Class B	629,642	0.0
98,756	Mondelez International, Inc. - Class A	6,660,105	0.2
53,555 (1)	Monster Beverage Corp.	3,354,685	0.1
104,573	PepsiCo, Inc.	13,807,819	0.3
118,716	Philip Morris International, Inc.	21,621,745	0.5
178,819	Procter & Gamble Co.	28,489,443	0.7
36,972	Sysco Corp.	2,800,259	0.1
34,654	Target Corp.	3,418,617	0.1
21,830	Tyson Foods, Inc. - Class A	1,221,170	0.0
54,742	Walgreens Boots Alliance, Inc.	628,438	0.0
329,524	Walmart, Inc.	32,220,857	0.8
		220,388,533	5.3
	Energy: 2.8%
27,522	APA Corp.	503,377	0.0
75,565	Baker Hughes Co.	2,897,162	0.1
16,517	Chesapeake Energy Corp.	1,931,498	0.0
123,874	Chevron Corp.	17,737,518	0.4
96,284	ConocoPhillips	8,640,526	0.2
58,214	Coterra Energy, Inc.	1,477,471	0.0
48,973	Devon Energy Corp.	1,557,831	0.0
14,262	Diamondback Energy, Inc.	1,959,599	0.0
41,627	EOG Resources, Inc.	4,979,006	0.1
45,657	EQT Corp.	2,662,716	0.1
328,725	Exxon Mobil Corp.	35,436,555	0.9
65,571	Halliburton Co.	1,336,337	0.0
21,145	Hess Corp.	2,929,428	0.1
147,444	Kinder Morgan, Inc.	4,334,854	0.1
23,431	Marathon Petroleum Corp.	3,892,123	0.1
54,043	Occidental Petroleum Corp.	2,270,346	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
47,641	ONEOK, Inc.	$3,888,935	0.1
31,075	Phillips 66	3,707,248	0.1
103,740	Schlumberger NV	3,506,412	0.1
16,545	Targa Resources Corp.	2,880,154	0.1
1,438	Texas Pacific Land Corp.	1,519,089	0.0
23,888	Valero Energy Corp.	3,211,025	0.1
93,126	Williams Cos., Inc.	5,849,244	0.1
		119,108,454	2.8
	Financials: 13.5%
37,112	Aflac, Inc.	3,913,832	0.1
20,198	Allstate Corp.	4,066,059	0.1
42,213	American Express Co.	13,465,103	0.3
43,957	American International Group, Inc.	3,762,280	0.1
7,263	Ameriprise Financial, Inc.	3,876,481	0.1
16,470	Aon PLC - Class A	5,875,837	0.1
34,435	Apollo Global Management, Inc.	4,885,294	0.1
28,466	Arch Capital Group Ltd.	2,591,829	0.1
19,533	Arthur J Gallagher & Co.	6,252,904	0.2
3,867	Assurant, Inc.	763,694	0.0
499,779	Bank of America Corp.	23,649,542	0.6
54,574	Bank of New York Mellon Corp.	4,972,237	0.1
139,859 (1)	Berkshire Hathaway, Inc. - Class B	67,939,306	1.6
11,107	Blackrock, Inc.	11,654,020	0.3
55,658	Blackstone, Inc.	8,325,324	0.2
21,372	Brown & Brown, Inc.	2,369,514	0.1
48,784	Capital One Financial Corp.	10,379,284	0.3
7,986	Cboe Global Markets, Inc.	1,862,415	0.1
130,266	Charles Schwab Corp.	11,885,470	0.3
28,424	Chubb Ltd.	8,235,001	0.2
11,921	Cincinnati Financial Corp.	1,775,275	0.0
142,453	Citigroup, Inc.	12,125,599	0.3
33,075	Citizens Financial Group, Inc.	1,480,106	0.0
27,484	CME Group, Inc.	7,575,140	0.2
16,124 (1)	Coinbase Global, Inc. - Class A	5,651,301	0.1
5,377 (1)	Corpay, Inc.	1,784,196	0.0
1,897	Erie Indemnity Co. - Class A	657,861	0.0
3,244	Everest Re Group Ltd.	1,102,473	0.0
2,892	FactSet Research Systems, Inc.	1,293,534	0.0
40,072	Fidelity National Information Services, Inc.	3,262,262	0.1
50,938	Fifth Third Bancorp	2,095,080	0.1
42,287 (1)	Fiserv, Inc.	7,290,702	0.2

See Accompanying Notes to Financial Statements

65

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
23,572	Franklin Resources, Inc.	$562,192	0.0
18,601	Global Payments, Inc.	1,488,824	0.0
6,296	Globe Life, Inc.	782,530	0.0
23,403	Goldman Sachs Group, Inc.	16,563,473	0.4
21,669	Hartford Financial Services Group, Inc.	2,749,146	0.1
111,111	Huntington Bancshares, Inc.	1,862,220	0.0
43,751	Intercontinental Exchange, Inc.	8,026,996	0.2
34,067	Invesco Ltd.	537,237	0.0
5,543	Jack Henry & Associates, Inc.	998,682	0.0
211,962	JPMorgan Chase & Co.	61,449,903	1.5
75,229	KeyCorp	1,310,489	0.0
51,626	KKR & Co., Inc.	6,867,807	0.2
13,275	Loews Corp.	1,216,787	0.0
12,243	M&T Bank Corp.	2,375,020	0.1
2,867	MarketAxess Holdings, Inc.	640,316	0.0
37,581	Marsh & McLennan Cos., Inc.	8,216,710	0.2
61,866	Mastercard, Inc. - Class A	34,764,980	0.8
43,008	MetLife, Inc.	3,458,703	0.1
11,800	Moody’s Corp.	5,918,762	0.1
94,219	Morgan Stanley	13,271,688	0.3
5,901	MSCI, Inc.	3,403,343	0.1
31,528	Nasdaq, Inc.	2,819,234	0.1
14,838	Northern Trust Corp.	1,881,310	0.1
74,175 (1)	PayPal Holdings, Inc.	5,512,686	0.1
30,170	PNC Financial Services Group, Inc.	5,624,291	0.1
15,731	Principal Financial Group, Inc.	1,249,513	0.0
44,711	Progressive Corp.	11,931,578	0.3
27,000	Prudential Financial, Inc.	2,900,880	0.1
13,849	Raymond James Financial, Inc.	2,124,021	0.1
68,562	Regions Financial Corp.	1,612,578	0.0
23,941	S&P Global, Inc.	12,623,850	0.3
21,751	State Street Corp.	2,313,001	0.1
29,033	Synchrony Financial	1,937,662	0.1
16,804	T. Rowe Price Group, Inc.	1,621,586	0.0
17,280	Travelers Cos., Inc.	4,623,091	0.1
99,879	Truist Financial Corp.	4,293,798	0.1
118,831	US Bancorp	5,377,103	0.1
130,497	Visa, Inc. - Class A	46,332,960	1.1
22,832	W.R. Berkley Corp.	1,677,467	0.0
248,197	Wells Fargo & Co.	19,885,544	0.5
7,562	Willis Towers Watson PLC	2,317,753	0.1
		561,944,669	13.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 8.9%
132,698	Abbott Laboratories	$18,048,255	0.4
134,724	AbbVie, Inc.	25,007,469	0.6
21,745	Agilent Technologies, Inc.	2,566,127	0.1
5,197 (1)	Align Technology, Inc.	983,948	0.0
13,157	AmerisourceBergen Corp.	3,945,126	0.1
41,011	Amgen, Inc.	11,450,681	0.3
39,140	Baxter International, Inc.	1,185,159	0.0
21,860	Becton Dickinson and Co.	3,765,385	0.1
11,176 (1)	Biogen, Inc.	1,403,594	0.0
11,957	Bio-Techne Corp.	615,188	0.0
112,838 (1)	Boston Scientific Corp.	12,119,930	0.3
155,216	Bristol-Myers Squibb Co.	7,184,949	0.2
18,204	Cardinal Health, Inc.	3,058,272	0.1
37,952 (1)	Centene Corp.	2,060,035	0.1
3,746 (1)	Charles River Laboratories International, Inc.	568,381	0.0
20,375	Cigna Group	6,735,567	0.2
15,253 (1)	Cooper Cos., Inc.	1,085,403	0.0
96,483	CVS Health Corp.	6,655,397	0.2
48,580	Danaher Corp.	9,596,493	0.2
3,167 (1)	DaVita, Inc.	451,139	0.0
29,906 (1)	Dexcom, Inc.	2,610,495	0.1
44,740 (1)	Edwards Lifesciences Corp.	3,499,115	0.1
17,232	Elevance Health, Inc.	6,702,559	0.2
59,996	Eli Lilly & Co.	46,768,682	1.1
34,923	GE HealthCare Technologies, Inc.	2,586,747	0.1
94,875	Gilead Sciences, Inc.	10,518,791	0.3
13,211	HCA Healthcare, Inc.	5,061,134	0.1
9,284 (1)	Henry Schein, Inc.	678,196	0.0
16,996 (1)	Hologic, Inc.	1,107,459	0.0
9,205	Humana, Inc.	2,250,438	0.1
6,134 (1)	IDEXX Laboratories, Inc.	3,289,910	0.1
12,254 (1)	Incyte Corp.	834,497	0.0
5,368 (1)	Insulet Corp.	1,686,518	0.0
27,337 (1)	Intuitive Surgical, Inc.	14,855,199	0.4
12,535 (1)	IQVIA Holdings, Inc.	1,975,391	0.0
183,512	Johnson & Johnson	28,031,458	0.7
6,384	Labcorp Holdings, Inc.	1,675,864	0.0
9,542	McKesson Corp.	6,992,187	0.2
97,820	Medtronic PLC	8,526,969	0.2
191,517	Merck & Co., Inc.	15,160,486	0.4
1,585 (1)	Mettler-Toledo International, Inc.	1,861,931	0.0
25,957 (1)	Moderna, Inc.	716,154	0.0
4,134 (1)	Molina Healthcare, Inc.	1,231,519	0.0
433,624	Pfizer, Inc.	10,511,046	0.3
8,514	Quest Diagnostics, Inc.	1,529,370	0.0
7,921	Regeneron Pharmaceuticals, Inc.	4,158,525	0.1
11,183	ResMed, Inc.	2,885,214	0.1

See Accompanying Notes to Financial Statements

66

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
8,990	Revvity, Inc.	$869,513	0.0
10,557 (1)	Solventum Corp.	800,643	0.0
7,494	STERIS PLC	1,800,209	0.0
26,233	Stryker Corp.	10,378,562	0.3
28,792	Thermo Fisher Scientific, Inc.	11,674,004	0.3
69,188	UnitedHealth Group, Inc.	21,584,580	0.5
4,362	Universal Health Services, Inc. - Class B	790,176	0.0
19,586 (1)	Vertex Pharmaceuticals, Inc.	8,719,687	0.2
89,517	Viatris, Inc.	799,387	0.0
4,539 (1)	Waters Corp.	1,584,293	0.0
5,480	West Pharmaceutical Services, Inc.	1,199,024	0.0
15,090	Zimmer Biomet Holdings, Inc.	1,376,359	0.0
33,956	Zoetis, Inc.	5,295,438	0.1
		373,064,227	8.9
	Industrials: 8.2%
41,047	3M Co.	6,248,995	0.2
8,866	A.O. Smith Corp.	581,344	0.0
6,563	Allegion PLC	945,860	0.0
17,609	AMETEK, Inc.	3,186,525	0.1
30,960	Automatic Data Processing, Inc.	9,548,064	0.2
5,641 (1)	Axon Enterprise, Inc.	4,670,409	0.1
57,508 (1)	Boeing Co.	12,049,651	0.3
8,959	Broadridge Financial Solutions, Inc.	2,177,306	0.1
8,429 (1)	Builders FirstSource, Inc.	983,580	0.0
60,810	Carrier Global Corp.	4,450,684	0.1
35,871	Caterpillar, Inc.	13,925,481	0.3
12,194 (1)	Ceridian HCM Holding, Inc.	675,426	0.0
9,056	CH Robinson Worldwide, Inc.	868,923	0.0
26,177	Cintas Corp.	5,834,068	0.1
67,053 (1)	Copart, Inc.	3,290,291	0.1
143,277	CSX Corp.	4,675,128	0.1
10,507	Cummins, Inc.	3,441,042	0.1
19,252	Deere & Co.	9,789,449	0.2
49,801	Delta Air Lines, Inc.	2,449,213	0.1
10,457	Dover Corp.	1,916,036	0.0
29,845	Eaton Corp. PLC	10,654,367	0.3
42,902	Emerson Electric Co.	5,720,124	0.1
9,473	Equifax, Inc.	2,457,012	0.1
10,445	Expeditors International of Washington, Inc.	1,193,341	0.0
87,500	Fastenal Co.	3,675,000	0.1
16,812	FedEx Corp.	3,821,536	0.1
25,946	Fortive Corp.	1,352,565	0.0
81,334	GE Aerospace	20,934,558	0.5
20,817	GE Vernova, Inc.	11,015,316	0.3
4,506 (1)	Generac Holdings, Inc.	645,304	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
19,213	General Dynamics Corp.	$5,603,664	0.1
49,018	Honeywell International, Inc.	11,415,312	0.3
30,799	Howmet Aerospace, Inc.	5,732,618	0.1
4,071	Hubbell, Inc.	1,662,637	0.0
2,993	Huntington Ingalls Industries, Inc.	722,690	0.0
5,758	IDEX Corp.	1,010,932	0.0
20,336	Illinois Tool Works, Inc.	5,028,076	0.1
30,772	Ingersoll Rand, Inc.	2,559,615	0.1
9,164	Jacobs Solutions, Inc.	1,204,608	0.0
5,977	JB Hunt Transport Services, Inc.	858,297	0.0
50,199	Johnson Controls International PLC	5,302,018	0.1
14,258	L3Harris Technologies, Inc.	3,576,477	0.1
9,817	Leidos Holdings, Inc.	1,548,730	0.0
2,435	Lennox International, Inc.	1,395,839	0.0
15,904	Lockheed Martin Corp.	7,365,779	0.2
16,120	Masco Corp.	1,037,483	0.0
4,124	Nordson Corp.	884,062	0.0
17,195	Norfolk Southern Corp.	4,401,404	0.1
10,319	Northrop Grumman Corp.	5,159,294	0.1
14,184	Old Dominion Freight Line, Inc.	2,302,063	0.1
30,102	Otis Worldwide Corp.	2,980,700	0.1
40,039	PACCAR, Inc.	3,806,107	0.1
9,746	Parker-Hannifin Corp.	6,807,289	0.2
24,450	Paychex, Inc.	3,556,497	0.1
3,717	Paycom Software, Inc.	860,114	0.0
12,565	Pentair PLC	1,289,923	0.0
11,303	Quanta Services, Inc.	4,273,438	0.1
101,894	Raytheon Technologies Corp.	14,878,562	0.4
15,492	Republic Services, Inc.	3,820,482	0.1
8,598	Rockwell Automation, Inc.	2,855,998	0.1
21,439	Rollins, Inc.	1,209,588	0.0
3,984	Snap-on, Inc.	1,239,741	0.0
43,464	Southwest Airlines Co.	1,409,972	0.0
11,800	Stanley Black & Decker, Inc.	799,450	0.0
13,770	Textron, Inc.	1,105,593	0.0
17,010	Trane Technologies PLC	7,440,344	0.2
4,284	TransDigm Group, Inc.	6,514,422	0.2
159,494 (1)	Uber Technologies, Inc.	14,880,790	0.4
45,570	Union Pacific Corp.	10,484,746	0.3
24,910 (1)	United Airlines Holdings, Inc.	1,983,583	0.1
55,962	United Parcel Service, Inc. - Class B	5,648,804	0.1
4,957	United Rentals, Inc.	3,734,604	0.1
18,904	Veralto Corp.	1,908,359	0.0

See Accompanying Notes to Financial Statements

67

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
10,669	Verisk Analytics, Inc.	$3,323,393	0.1
27,930	Waste Management, Inc.	6,390,943	0.2
13,052	Westinghouse Air Brake Technologies Corp.	2,732,436	0.1
3,334	WW Grainger, Inc.	3,468,160	0.1
18,560	Xylem, Inc.	2,400,922	0.1
		343,753,156	8.2
	Information Technology: 31.8%
47,747	Accenture PLC - Class A	14,271,101	0.3
32,506 (1)	Adobe, Inc.	12,575,921	0.3
123,665 (1)	Advanced Micro Devices, Inc.	17,548,064	0.4
11,151 (1)	Akamai Technologies, Inc.	889,404	0.0
92,256	Amphenol Corp. - Class A	9,110,280	0.2
37,828	Analog Devices, Inc.	9,003,821	0.2
6,705 (1)	ANSYS, Inc.	2,354,930	0.1
1,139,160	Apple, Inc.	233,721,457	5.6
61,965	Applied Materials, Inc.	11,343,933	0.3
78,552 (1)	Arista Networks, Inc.	8,036,655	0.2
16,318 (1)	Autodesk, Inc.	5,051,563	0.1
358,619	Broadcom, Inc.	98,853,327	2.4
20,825 (1)	Cadence Design Systems, Inc.	6,417,224	0.2
10,044	CDW Corp.	1,793,758	0.0
303,425	Cisco Systems, Inc.	21,051,626	0.5
37,612	Cognizant Technology Solutions Corp. - Class A	2,934,864	0.1
58,791	Corning, Inc.	3,091,819	0.1
18,997 (1)	Crowdstrike Holdings, Inc. - Class A	9,675,362	0.2
22,849	Dell Technologies, Inc. - Class C	2,801,287	0.1
10,007 (1)	Enphase Energy, Inc.	396,778	0.0
4,313 (1)	EPAM Systems, Inc.	762,625	0.0
4,384 (1)	F5, Inc.	1,290,299	0.0
1,857 (1)	Fair Isaac Corp.	3,394,522	0.1
8,180 (1)	First Solar, Inc.	1,354,117	0.0
48,454 (1)	Fortinet, Inc.	5,122,557	0.1
5,870 (1)	Gartner, Inc.	2,372,771	0.1
41,629	Gen Digital, Inc.	1,223,893	0.0
10,868 (1)	GoDaddy, Inc. - Class A	1,956,892	0.1
100,187	Hewlett Packard Enterprise Co.	2,048,824	0.1
71,900	HP, Inc.	1,758,674	0.0
332,691	Intel Corp.	7,452,278	0.2
70,885	International Business Machines Corp.	20,895,480	0.5
21,322	Intuit, Inc.	16,793,847	0.4
8,187	Jabil, Inc.	1,785,585	0.0
25,252	Juniper Networks, Inc.	1,008,312	0.0
13,180 (1)	Keysight Technologies, Inc.	2,159,675	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
10,086	KLA Corp.	$9,034,434	0.2
97,559	Lam Research Corp.	9,496,393	0.2
41,020	Microchip Technology, Inc.	2,886,577	0.1
85,238	Micron Technology, Inc.	10,505,584	0.3
566,882	Microsoft Corp.	281,972,776	6.8
3,652	Monolithic Power Systems, Inc.	2,671,000	0.1
12,731	Motorola Solutions, Inc.	5,352,876	0.1
15,514	NetApp, Inc.	1,653,017	0.0
1,860,046	NVIDIA Corp.	293,868,668	7.1
19,268	NXP Semiconductors NV	4,209,865	0.1
31,872 (1)	ON Semiconductor Corp.	1,670,412	0.0
124,050	Oracle Corp.	27,121,051	0.7
162,237 (1)	Palantir Technologies, Inc. - Class A	22,116,148	0.5
50,499 (1)	Palo Alto Networks, Inc.	10,334,115	0.3
9,150 (1)	PTC, Inc.	1,576,911	0.0
83,683	Qualcomm, Inc.	13,327,355	0.3
1 (1)	Ralliant Corp.	32	0.0
8,200	Roper Technologies, Inc.	4,648,088	0.1
73,179	Salesforce, Inc.	19,955,182	0.5
16,186	Seagate Technology Holdings PLC	2,336,125	0.1
15,788 (1)	ServiceNow, Inc.	16,231,327	0.4
11,450	Skyworks Solutions, Inc.	853,254	0.0
39,147 (1)	Super Micro Computer, Inc.	1,918,594	0.1
11,793 (1)	Synopsys, Inc.	6,046,035	0.2
22,618	TE Connectivity PLC	3,814,978	0.1
3,574 (1)	Teledyne Technologies, Inc.	1,830,996	0.0
12,235	Teradyne, Inc.	1,100,171	0.0
69,289	Texas Instruments, Inc.	14,385,782	0.3
18,197 (1)	Trimble, Inc.	1,382,608	0.0
3,289 (1)	Tyler Technologies, Inc.	1,949,851	0.1
6,159	VeriSign, Inc.	1,778,719	0.0
26,609	Western Digital Corp.	1,702,710	0.0
16,523 (1)	Workday, Inc. - Class A	3,965,520	0.1
3,879 (1)	Zebra Technologies Corp. - Class A	1,196,128	0.0
		1,325,196,807	31.8
	Materials: 1.8%
16,973	Air Products and Chemicals, Inc.	4,787,404	0.1
8,941	Albemarle Corp.	560,333	0.0
174,767	Amcor PLC	1,606,109	0.0
5,963	Avery Dennison Corp.	1,046,328	0.0
21,159	Ball Corp.	1,186,808	0.0
12,357	CF Industries Holdings, Inc.	1,136,844	0.0

See Accompanying Notes to Financial Statements

68

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
52,029	Corteva, Inc.	$3,877,721	0.1
53,913	Dow, Inc.	1,427,616	0.0
31,919	DuPont de Nemours, Inc.	2,189,324	0.1
8,806	Eastman Chemical Co.	657,456	0.0
19,245	Ecolab, Inc.	5,185,373	0.1
109,539	Freeport-McMoRan, Inc.	4,748,516	0.1
19,509	International Flavors & Fragrances, Inc.	1,434,887	0.0
40,263	International Paper Co.	1,885,516	0.1
35,902	Linde PLC US	16,844,500	0.4
19,611	LyondellBasell Industries NV - Class A	1,134,693	0.0
4,598	Martin Marietta Materials, Inc.	2,524,118	0.1
24,155	Mosaic Co.	881,174	0.0
84,889	Newmont Corp.	4,945,633	0.1
17,599	Nucor Corp.	2,279,775	0.1
6,814	Packaging Corp. of America	1,284,098	0.0
17,313	PPG Industries, Inc.	1,969,354	0.1
17,584	Sherwin-Williams Co.	6,037,642	0.2
37,823	Smurfit WestRock PLC	1,632,063	0.1
10,530	Steel Dynamics, Inc.	1,347,945	0.0
10,076	Vulcan Materials Co.	2,628,022	0.1
		75,239,252	1.8
	Real Estate: 2.0%
11,715	Alexandria Real Estate Equities, Inc.	850,860	0.0
35,705	American Tower Corp.	7,891,519	0.2
10,845	AvalonBay Communities, Inc.	2,206,957	0.1
11,109	Boston Properties, Inc.	749,524	0.0
8,149	Camden Property Trust	918,311	0.0
22,397 (1)	CBRE Group, Inc. - Class A	3,138,268	0.1
32,177 (1)	CoStar Group, Inc.	2,587,031	0.1
33,213	Crown Castle, Inc.	3,411,971	0.1
24,146	Digital Realty Trust, Inc.	4,209,372	0.1
7,461	Equinix, Inc.	5,935,002	0.1
26,081	Equity Residential	1,760,207	0.0
4,911	Essex Property Trust, Inc.	1,391,777	0.0
16,185	Extra Space Storage, Inc.	2,386,316	0.1
5,921	Federal Realty Investment Trust	562,436	0.0
52,987	Healthpeak Properties, Inc.	927,802	0.0
52,910	Host Hotels & Resorts, Inc.	812,698	0.0
43,477	Invitation Homes, Inc.	1,426,046	0.0
22,503	Iron Mountain, Inc.	2,308,133	0.1
51,671	Kimco Realty Corp.	1,086,124	0.0
8,928	Mid-America Apartment Communities, Inc.	1,321,433	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
70,773	Prologis, Inc.	$7,439,658	0.2
12,042	Public Storage	3,533,364	0.1
68,878	Realty Income Corp.	3,968,062	0.1
12,461	Regency Centers Corp.	887,597	0.0
8,195	SBA Communications Corp.	1,924,514	0.1
23,402	Simon Property Group, Inc.	3,762,105	0.1
22,994	UDR, Inc.	938,845	0.0
34,421	Ventas, Inc.	2,173,686	0.1
80,595	VICI Properties, Inc.	2,627,397	0.1
47,383	Welltower, Inc.	7,284,189	0.2
55,317	Weyerhaeuser Co.	1,421,094	0.0
		81,842,298	2.0
	Utilities: 2.3%
54,297	AES Corp.	571,204	0.0
19,592	Alliant Energy Corp.	1,184,728	0.0
20,614	Ameren Corp.	1,979,769	0.0
40,743	American Electric Power Co., Inc.	4,227,494	0.1
14,874	American Water Works Co., Inc.	2,069,122	0.1
12,115	Atmos Energy Corp.	1,867,043	0.0
49,784	CenterPoint Energy, Inc.	1,829,064	0.0
22,814	CMS Energy Corp.	1,580,554	0.0
27,480	Consolidated Edison, Inc.	2,757,618	0.1
23,904	Constellation Energy Corp.	7,715,255	0.2
65,043	Dominion Energy, Inc.	3,676,230	0.1
15,827	DTE Energy Co.	2,096,444	0.1
59,282	Duke Energy Corp.	6,995,276	0.2
29,346	Edison International	1,514,254	0.0
34,042	Entergy Corp.	2,829,571	0.1
17,549	Evergy, Inc.	1,209,653	0.0
28,021	Eversource Energy	1,782,696	0.0
76,998	Exelon Corp.	3,343,253	0.1
39,178	FirstEnergy Corp.	1,577,306	0.0
157,012	NextEra Energy, Inc.	10,899,773	0.3
35,901	NiSource, Inc.	1,448,246	0.0
14,912	NRG Energy, Inc.	2,394,569	0.1
167,618	PG&E Corp.	2,336,595	0.1
9,107	Pinnacle West Capital Corp.	814,803	0.0
56,384	PPL Corp.	1,910,854	0.0
38,059	Public Service Enterprise Group, Inc.	3,203,807	0.1
49,741	Sempra Energy	3,768,876	0.1
83,825	Southern Co.	7,697,650	0.2
25,872	Vistra Corp.	5,014,252	0.1
24,340	WEC Energy Group, Inc.	2,536,228	0.1

See Accompanying Notes to Financial Statements

69

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
43,990	Xcel Energy, Inc.	$2,995,719	0.1
		95,827,906	2.3
	Total Common Stock (Cost $2,673,716,645)	4,003,810,676	96.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
	Repurchase Agreements: 0.0%
581,929 (3)	Bank of America Securities Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $581,999, collateralized by various U.S. Government Securities, 0.000%-4.875%, Market Value plus accrued interest $593,568, due 04/30/26-06/30/30)	581,929	0.0
	Total Repurchase Agreements (Cost $581,929)	581,929	0.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.6%
149,057,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $149,057,000)	$149,057,000	3.6

	Total Short-Term Investments (Cost $149,638,929)	149,638,929	3.6
	Total Investments in Securities (Cost $2,823,355,574)	$4,153,449,605	99.6
	Assets in Excess of Other Liabilities	16,858,599	0.4
	Net Assets	$4,170,308,204	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Non-income producing security.

(2)	Security, or a portion of the security, is on loan.

(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

70

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$4,003,810,676	$—	$—	$4,003,810,676
Short-Term Investments	149,057,000	581,929	—	149,638,929
Total Investments, at fair value	$4,152,867,676	$581,929	$—	$4,153,449,605
Other Financial Instruments+
Futures	4,681,960	—	—	4,681,960
Total Assets	$4,157,549,636	$581,929	$—	$4,158,131,565

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2025, the following futures contracts were outstanding for Voya VACS Index Series S Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P 500 E-Mini	528	09/19/25	$165,099,000	$4,681,960
			$165,099,000	$4,681,960

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$4,681,960
Total Asset Derivatives		$4,681,960

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,519,790
Total	$1,519,790

See Accompanying Notes to Financial Statements

71

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$6,088,865
Total	$6,088,865

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $2,824,360,671.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,485,041,020
Gross Unrealized Depreciation	(151,270,126)
Net Unrealized Appreciation	$1,333,770,894

See Accompanying Notes to Financial Statements

72

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.3%
	Communication Services: 2.6%
7,747 (1)	Advantage Solutions, Inc.	$10,226	0.0
18,540 (1)	Altice USA, Inc. - Class A	39,676	0.0
30,254 (1)	AMC Entertainment Holdings, Inc. - Class A	93,787	0.1
2,561 (1)	AMC Networks, Inc. - Class A	16,057	0.0
2,994 (1)	Angi, Inc.	45,688	0.0
934 (1)	Anterix, Inc.	23,957	0.0
995 (1)	Arena Group Holdings, Inc.	6,169	0.0
3,993 (1)	Atlanta Braves Holdings, Inc. - Class C	186,753	0.1
858	ATN International, Inc.	13,943	0.0
1,931 (1)	Bandwidth, Inc. - Class A	30,703	0.0
2,027 (1)	Boston Omaha Corp. - Class A	28,459	0.0
5,565 (1)	Bumble, Inc. - Class A	36,673	0.0
390	Cable One, Inc.	52,966	0.0
5,911 (1)	Cargurus, Inc.	197,841	0.1
4,653 (1)	Cars.com, Inc.	55,138	0.0
7,618	Cinemark Holdings, Inc.	229,911	0.1
3,111	Cogent Communications Holdings, Inc.	149,981	0.1
2,384	CuriosityStream, Inc.	13,422	0.0
9,511 (1)	EchoStar Corp. - Class A	263,455	0.2
5,640 (1)	Eventbrite, Inc. - Class A	14,833	0.0
1,918 (1)	EverQuote, Inc. - Class A	46,377	0.0
4,388 (1)	EW Scripps Co. - Class A	12,901	0.0
23,446 (1)	fuboTV, Inc.	90,502	0.1
9,978 (1)	Gannett Co., Inc.	35,721	0.0
8,374 (1)(2)	Getty Images Holdings, Inc.	13,901	0.0
3,528 (1)(2)	Globalstar, Inc.	83,084	0.1
4,802 (1)	Gogo, Inc.	70,493	0.1
6,109	Gray Television, Inc.	27,674	0.0
2,334 (1)	Grindr, Inc.	52,982	0.0
993 (1)	Ibotta, Inc. - Class A	36,344	0.0
1,156	IDT Corp. - Class B	78,978	0.1
8,722 (1)	iHeartMedia, Inc. - Class A	15,351	0.0
3,035 (1)	IMAX Corp.	84,859	0.1
5,370 (1)	Integral Ad Science Holding Corp.	44,625	0.0
2,853	John Wiley & Sons, Inc. - Class A	127,329	0.1
11,730 (1)	Liberty Latin America Ltd. - Class C	72,961	0.1
13,500 (1)	Lionsgate Studios Corp.	78,435	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
67,533 (1)	Lumen Technologies, Inc.	$295,795	0.2
2,785 (1)	Madison Square Garden Entertainment Corp.	111,316	0.1
9,788 (1)	Magnite, Inc.	236,087	0.1
1,862	Marcus Corp.	31,393	0.0
2,393 (1)	MediaAlpha, Inc. - Class A	26,203	0.0
5,391	National CineMedia, Inc.	26,119	0.0
512 (1)	Newsmax, Inc.	7,747	0.0
15,224 (1)	Nextdoor Holdings, Inc.	25,272	0.0
2,742 (1)	Nexxen International Ltd.	28,544	0.0
7,854 (1)	Playstudios, Inc.	10,289	0.0
4,050	Playtika Holding Corp.	19,157	0.0
2,937 (1)	PubMatic, Inc. - Class A	36,536	0.0
3,812 (1)	QuinStreet, Inc.	61,373	0.1
5,521 (1)	Rumble, Inc.	49,579	0.0
1,755	Scholastic Corp.	36,820	0.0
3,680	Shenandoah Telecommunications Co.	50,269	0.0
1,763	Shutterstock, Inc.	33,426	0.0
2,734	Sinclair, Inc.	37,784	0.0
1,909 (1)	Sphere Entertainment Co.	79,796	0.1
1,545	Spok Holdings, Inc.	27,316	0.0
8,118 (1)	Stagwell, Inc.	36,531	0.0
962 (1)	Starz Entertainment Corp.	15,459	0.0
1,938 (1)	TechTarget, Inc.	15,058	0.0
11,126	TEGNA, Inc.	186,472	0.1
6,856	Telephone and Data Systems, Inc.	243,936	0.1
2,777 (1)	Thryv Holdings, Inc.	33,768	0.0
8,020 (1)	TripAdvisor, Inc.	104,661	0.1
6,675 (1)	TrueCar, Inc.	12,683	0.0
11,096 (1)	Vimeo, Inc.	44,828	0.0
5,975 (1)(2)	Vivid Seats, Inc. - Class A	10,098	0.0
4,129 (1)(2)	VTEX - Class A	27,251	0.0
1,365 (1)	Webtoon Entertainment, Inc.	12,394	0.0
3,934 (1)	WideOpenWest, Inc.	15,972	0.0
4,341 (1)	Yelp, Inc.	148,766	0.1
2,927 (1)	Ziff Davis, Inc.	88,600	0.1
5,016 (1)	ZipRecruiter, Inc. - Class A	25,130	0.0
		4,734,583	2.6
	Consumer Discretionary: 9.8%
3,356 (1)	Abercrombie & Fitch Co. - Class A	278,045	0.2
4,664	Academy Sports & Outdoors, Inc.	208,994	0.1

See Accompanying Notes to Financial Statements

73

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
4,076 (1)	Accel Entertainment, Inc.	$47,975	0.0
1,983	Acushnet Holdings Corp.	144,402	0.1
5,850 (1)	Adient PLC	113,841	0.1
2,584 (1)	Adtalem Global Education, Inc.	328,762	0.2
4,188	Advance Auto Parts, Inc.	194,700	0.1
1,365	A-Mark Precious Metals, Inc.	30,276	0.0
8,415 (1)	American Axle & Manufacturing Holdings, Inc.	34,333	0.0
12,036	American Eagle Outfitters, Inc.	115,786	0.1
1,247 (1)	American Public Education, Inc.	37,984	0.0
537 (1)	America’s Car-Mart, Inc.	30,093	0.0
7,792 (1)	AMMO, Inc.	9,974	0.0
3,766 (1)	Arhaus, Inc.	32,651	0.0
5,986	Arko Corp.	25,321	0.0
1,365 (1)	Asbury Automotive Group, Inc.	325,607	0.2
586 (1)	Bally’s Corp.	5,614	0.0
1,079 (1)	Barnes & Noble Education, Inc.	12,700	0.0
2,171 (1)	Beazer Homes USA, Inc.	48,565	0.0
1,467 (1)	BJ’s Restaurants, Inc.	65,428	0.0
5,826	Bloomin’ Brands, Inc.	50,162	0.0
2,150 (1)	Boot Barn Holdings, Inc.	326,800	0.2
3,106 (1)	Brinker International, Inc.	560,105	0.3
2,184	Buckle, Inc.	99,044	0.1
933	Build-A-Bear Workshop, Inc.	48,105	0.0
2,422	Caleres, Inc.	29,597	0.0
4,120	Camping World Holdings, Inc. - Class A	70,823	0.1
8,111 (1)	Capri Holdings Ltd.	143,565	0.1
1,049	Carriage Services, Inc.	47,981	0.0
2,480	Carter’s, Inc.	74,722	0.1
558 (1)	Cavco Industries, Inc.	242,412	0.1
1,914	Century Communities, Inc.	107,796	0.1
3,299 (2)	Cheesecake Factory, Inc.	206,715	0.1
364 (1)	Citi Trends, Inc.	12,154	0.0
1,318 (1)	Cooper-Standard Holdings, Inc.	28,337	0.0
9,622 (1)	Coursera, Inc.	84,289	0.1
1,552	Cracker Barrel Old Country Store, Inc.	94,796	0.1
3,782	Cricut, Inc. - Class A	25,604	0.0
9,240	Dana, Inc.	158,466	0.1
1,996 (1)	Dave & Buster’s Entertainment, Inc.	60,040	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
3,670 (1)	Denny’s Corp.	$15,047	0.0
1,029 (2)	Dine Brands Global, Inc.	25,036	0.0
1,934 (1)	Dorman Products, Inc.	237,244	0.1
2,142 (1)(2)	Dream Finders Homes, Inc. - Class A	53,828	0.0
1,927 (1)	El Pollo Loco Holdings, Inc.	21,216	0.0
4,524 (2)	Ermenegildo Zegna NV	38,680	0.0
1,712	Ethan Allen Interiors, Inc.	47,679	0.0
2,316 (1)	European Wax Center, Inc. - Class A	13,039	0.0
5,606 (1)	Everi Holdings, Inc.	79,829	0.1
9,075 (1)	EVgo, Inc.	33,124	0.0
6,313 (1)	Faraday Future Intelligent Electric, Inc.	10,606	0.0
6,914 (1)	Figs, Inc. - Class A	38,995	0.0
2,819 (1)	First Watch Restaurant Group, Inc.	45,217	0.0
351	Flexsteel Industries, Inc.	12,647	0.0
5,928 (1)	Foot Locker, Inc.	145,236	0.1
2,975 (1)	Fox Factory Holding Corp.	77,172	0.1
5,318 (1)	Frontdoor, Inc.	313,443	0.2
2,531 (1)	Funko, Inc. - Class A	12,048	0.0
8,880	Garrett Motion, Inc.	93,329	0.1
812 (1)	Genesco, Inc.	15,988	0.0
15,421 (1)	Genius Sports Ltd.	160,378	0.1
2,229 (1)	Gentherm, Inc.	63,058	0.0
1,867 (1)(2)	GigaCloud Technology, Inc. - Class A	36,929	0.0
2,738 (1)	G-III Apparel Group Ltd.	61,331	0.0
9,054 (1)	Global Business Travel Group I	57,040	0.0
1,378	Golden Entertainment, Inc.	40,555	0.0
18,765 (1)	Goodyear Tire & Rubber Co.	194,593	0.1
221	Graham Holdings Co. - Class B	209,104	0.1
2,200 (1)	Green Brick Partners, Inc.	138,336	0.1
903	Group 1 Automotive, Inc.	394,349	0.2
1,757 (1)	Groupon, Inc.	58,772	0.0
673	Hamilton Beach Brands Holding Co. - Class A	12,040	0.0
24,312 (1)	Hanesbrands, Inc.	111,349	0.1
1,130	Haverty Furniture Cos., Inc.	22,996	0.0
1,615 (1)	Helen of Troy Ltd.	45,834	0.0
4,569 (1)	Hilton Grand Vacations, Inc.	189,751	0.1
362 (1)	Hovnanian Enterprises, Inc. - Class A	37,847	0.0

See Accompanying Notes to Financial Statements

74

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
1,640	Installed Building Products, Inc.	$295,725	0.2
7,787	International Game Technology PLC	123,112	0.1
1,366 (2)	Jack in the Box, Inc.	23,850	0.0
726	JAKKS Pacific, Inc.	15,086	0.0
4,751	KB Home	251,660	0.1
2,210 (1)	KinderCare Learning Cos., Inc.	22,321	0.0
7,528	Kohl’s Corp.	63,837	0.0
3,860	Kontoor Brands, Inc.	254,644	0.1
5,884	Krispy Kreme, Inc.	17,122	0.0
466 (1)	Kura Sushi USA, Inc. - Class A	40,113	0.0
1,197 (1)	Lands’ End, Inc.	12,820	0.0
3,322 (1)	Latham Group, Inc.	21,194	0.0
9,052 (1)	Laureate Education, Inc.	211,636	0.1
2,922	La-Z-Boy, Inc.	108,611	0.1
1,699	LCI Industries	154,932	0.1
904 (1)	Legacy Housing Corp.	20,485	0.0
9,259	Leggett & Platt, Inc.	82,590	0.1
1,476 (1)	LGI Homes, Inc.	76,044	0.1
9,469 (1)	Life Time Group Holdings, Inc.	287,195	0.2
2,176 (1)	Lincoln Educational Services Corp.	50,157	0.0
2,666 (1)	Lindblad Expeditions Holdings, Inc.	31,112	0.0
2,625 (1)	Livewire Group, Inc.	12,075	0.0
1,050 (1)	Lovesac Co.	19,110	0.0
2,871 (1)(2)	Luminar Technologies, Inc.	8,240	0.0
1,843 (1)	M/I Homes, Inc.	206,637	0.1
1,468 (1)	Malibu Boats, Inc. - Class A	46,007	0.0
1,571 (1)	MarineMax, Inc.	39,495	0.0
2,191	Marriott Vacations Worldwide Corp.	158,431	0.1
1,369 (1)	MasterCraft Boat Holdings, Inc.	25,436	0.0
4,956	Meritage Homes Corp.	331,903	0.2
6,826 (1)	Mister Car Wash, Inc.	41,024	0.0
3,662 (1)	Modine Manufacturing Co.	360,707	0.2
920	Monarch Casino & Resort, Inc.	79,525	0.1
2,183	Monro, Inc.	32,549	0.0
1,424 (1)	Motorcar Parts of America, Inc.	15,949	0.0
1,250	Movado Group, Inc.	19,063	0.0
227	Nathan’s Famous, Inc.	25,102	0.0
5,512 (1)	National Vision Holdings, Inc.	126,831	0.1
2,103 (1)	ODP Corp.	38,127	0.0
6,952	OneSpaWorld Holdings Ltd.	141,751	0.1
872 (1)	OneWater Marine, Inc. - Class A	11,676	0.0
3,868 (1)	Overstock.com, Inc.	26,612	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
1,030	Oxford Industries, Inc.	$41,458	0.0
2,284	Papa John’s International, Inc.	111,779	0.1
2,255	Patrick Industries, Inc.	208,069	0.1
25,854 (1)	Peloton Interactive, Inc. - Class A	179,427	0.1
4,571	Perdoceo Education Corp.	149,426	0.1
6,164 (1)	Petco Health & Wellness Co., Inc.	17,444	0.0
2,882	Phinia, Inc.	128,220	0.1
2,866 (1)	PlayAGS, Inc.	35,796	0.0
3,706	Polaris, Inc.	150,649	0.1
3,882 (1)(2)	Portillo’s, Inc. - Class A	45,303	0.0
2,103 (1)	Potbelly Corp.	25,762	0.0
614	RCI Hospitality Holdings, Inc.	23,406	0.0
7,197 (1)	RealReal, Inc.	34,474	0.0
3,388	Red Rock Resorts, Inc. - Class A	176,278	0.1
3,789	Rent-A-Center, Inc.	95,104	0.1
2,794 (1)	Revolve Group, Inc.	56,020	0.0
576	Rocky Brands, Inc.	12,781	0.0
6,227 (1)	Rush Street Interactive, Inc.	92,782	0.1
26,413 (1)	Sabre Corp.	83,465	0.1
7,226 (1)	Sally Beauty Holdings, Inc.	66,913	0.0
1,773 (1)(2)	Savers Value Village, Inc.	18,085	0.0
2,110 (1)	SeaWorld Entertainment, Inc.	99,487	0.1
3,291 (1)	Serve Robotics, Inc.	37,649	0.0
2,703 (1)	Shake Shack, Inc. - Class A	380,042	0.2
1,294	Shoe Carnival, Inc.	24,211	0.0
2,913	Signet Jewelers Ltd.	231,729	0.1
6,622	Six Flags Entertainment Corp.	201,507	0.1
3,766 (1)	Skyline Champion Corp.	235,789	0.1
1,408 (1)	Sleep Number Corp.	9,511	0.0
3,154	Smith & Wesson Brands, Inc.	27,377	0.0
11,609 (1)(2)	Solid Power, Inc.	25,424	0.0
1,065	Sonic Automotive, Inc. - Class A	85,125	0.1
8,417 (1)	Sonos, Inc.	90,988	0.1
1,663	Standard Motor Products, Inc.	51,087	0.0
4,827	Steven Madden Ltd.	115,751	0.1
7,466 (1)	Stitch Fix, Inc. - Class A	27,624	0.0
1,651	Strategic Education, Inc.	140,550	0.1
296 (1)	Strattec Security Corp.	18,414	0.0
2,983 (1)	Stride, Inc.	433,102	0.2
1,228	Sturm Ruger & Co., Inc.	44,085	0.0

See Accompanying Notes to Financial Statements

75

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
11,342	Super Group SGHC Ltd.	$124,422	0.1
7,183 (1)	Sweetgreen, Inc. - Class A	106,883	0.1
2,463 (1)	Target Hospitality Corp.	17,537	0.0
7,079 (1)	Taylor Morrison Home Corp.	434,792	0.2
6,420 (1)	ThredUp, Inc. - Class A	48,086	0.0
9,905 (1)	Topgolf Callaway Brands Corp.	79,735	0.1
6,393 (1)	Tri Pointe Homes, Inc.	204,256	0.1
6,583 (1)	Udemy, Inc.	46,278	0.0
3,256 (1)	Universal Technical Institute, Inc.	110,346	0.1
4,426 (1)	Urban Outfitters, Inc.	321,062	0.2
1,473 (1)	Viad Corp.	42,467	0.0
4,968 (1)	Victoria’s Secret & Co.	92,007	0.1
1,894 (1)	Visteon Corp.	176,710	0.1
6,875 (1)	Warby Parker, Inc. - Class A	150,769	0.1
212	Winmark Corp.	80,053	0.1
1,957	Winnebago Industries, Inc.	56,753	0.0
5,689	Wolverine World Wide, Inc.	102,857	0.1
1,821 (1)	XPEL, Inc.	65,374	0.0
1,955 (1)	Xponential Fitness, Inc. - Class A	14,643	0.0
1,174 (1)	Zumiez, Inc.	15,567	0.0
		17,979,415	9.8
	Consumer Staples: 2.2%
2,284	Andersons, Inc.	83,937	0.1
5,587 (2)	B&G Foods, Inc.	23,633	0.0
8,229 (1)	Beauty Health Co.	15,717	0.0
5,129 (1)(2)	Beyond Meat, Inc.	17,900	0.0
1,197	Calavo Growers, Inc.	31,828	0.0
3,220	Cal-Maine Foods, Inc.	320,809	0.2
4,388 (1)	Central Garden & Pet Co. - Class A	137,301	0.1
2,540 (1)	Chefs’ Warehouse, Inc.	162,077	0.1
5,388	Dole PLC	75,378	0.0
3,284	Edgewell Personal Care Co.	76,878	0.1
4,955	Energizer Holdings, Inc.	99,893	0.1
2,420	Fresh Del Monte Produce, Inc.	78,456	0.1
6,640 (1)	Grocery Outlet Holding Corp.	82,469	0.1
995 (1)	Guardian Pharmacy Services, Inc. - Class A	21,204	0.0
6,421 (1)	Hain Celestial Group, Inc.	9,760	0.0
7,038 (1)	Herbalife Ltd.	60,668	0.0
3,623 (1)	HF Foods Group, Inc.	11,521	0.0
6,464 (1)	Honest Co., Inc.	32,902	0.0
1,061	Ingles Markets, Inc. - Class A	67,246	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
1,265	Inter Parfums, Inc.	$166,107	0.1
1,079	J & J Snack Foods Corp.	122,369	0.1
662	John B Sanfilippo & Son, Inc.	41,865	0.0
1,399	Lancaster Colony Corp.	241,705	0.1
828	Lifevantage Corp.	10,830	0.0
1,362	Limoneira Co.	21,315	0.0
2,666 (1)	Mama’s Creations, Inc.	22,128	0.0
972	MGP Ingredients, Inc.	29,131	0.0
3,537 (1)	Mission Produce, Inc.	41,454	0.0
1,724 (1)	National Beverage Corp.	74,546	0.0
925	Natural Grocers by Vitamin Cottage, Inc.	36,306	0.0
1,024 (1)	Nature’s Sunshine Products, Inc.	15,145	0.0
3,820	Nu Skin Enterprises, Inc. - Class A	30,522	0.0
785	Oil-Dri Corp. of America	46,307	0.0
10,607 (1)	Olaplex Holdings, Inc.	14,850	0.0
1,793	PriceSmart, Inc.	188,337	0.1
382 (1)	Seneca Foods Corp. - Class A	38,746	0.0
6,463 (1)	Simply Good Foods Co.	204,166	0.1
2,527	SpartanNash Co.	66,940	0.0
1,732	Spectrum Brands Holdings, Inc.	91,796	0.1
7,059 (1)	SunOpta, Inc.	40,942	0.0
1,340	Tootsie Roll Industries, Inc.	44,823	0.0
3,495 (1)	TreeHouse Foods, Inc.	67,873	0.0
1,228	Turning Point Brands, Inc.	93,046	0.1
4,246 (1)	United Natural Foods, Inc.	98,974	0.1
1,719	Universal Corp.	100,115	0.1
828 (1)	USANA Health Sciences, Inc.	25,279	0.0
5,077	Utz Brands, Inc.	63,716	0.0
782	Village Super Market, Inc. - Class A	30,107	0.0
2,803 (1)	Vita Coco Co., Inc.	101,188	0.1
2,422 (1)(2)	Vital Farms, Inc.	93,295	0.1
3,455 (1)	Waldencast PLC - Class A	8,465	0.0
950	WD-40 Co.	216,686	0.1
1,187	Weis Markets, Inc.	86,046	0.1
2,758 (1)(2)	Westrock Coffee Co.	15,803	0.0
4,563	WK Kellogg Co.	72,734	0.0
2,359 (1)	Zevia PBC - Class A	7,596	0.0
		4,080,830	2.2
	Energy: 4.8%
11,573	Archrock, Inc.	287,358	0.2
3,050	Ardmore Shipping Corp.	29,280	0.0

See Accompanying Notes to Financial Statements

76

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
2,171	Aris Water Solutions, Inc. - Class A	$51,344	0.0
5,290 (2)	Atlas Energy Solutions, Inc.	70,727	0.0
6,069	Berry Corp.	16,811	0.0
1,183 (1)	BKV Corp.	28,534	0.0
17,526 (2)	Borr Drilling Ltd.	32,073	0.0
2,024 (1)	Bristow Group, Inc.	66,731	0.0
4,719	Cactus, Inc. - Class A	206,315	0.1
4,782	California Resources Corp.	218,394	0.1
4,842 (1)	Calumet, Inc.	76,286	0.1
1,037 (1)(2)	Centrus Energy Corp. - Class A	189,958	0.1
12,983	ChampionX Corp.	322,498	0.2
12,142 (1)	Clean Energy Fuels Corp.	23,677	0.0
10,105 (1)	CNX Resources Corp.	340,336	0.2
5,374 (1)	Comstock Resources, Inc.	148,699	0.1
3,576	Core Laboratories, Inc.	41,195	0.0
3,694	Core Natural Resources, Inc.	257,620	0.2
12,118	Crescent Energy Co. - Class A	104,215	0.1
2,408	CVR Energy, Inc.	64,655	0.0
4,426	Delek US Holdings, Inc.	93,743	0.1
9,437	DHT Holdings, Inc.	102,014	0.1
3,911	Diversified Energy Co. PLC	57,374	0.0
1,640 (1)	DMC Global, Inc.	13,218	0.0
2,595	Dorian LPG Ltd.	63,266	0.0
13,176 (1)	Encore Energy Corp.	37,683	0.0
14,486 (1)(2)	Energy Fuels, Inc./Canada	83,294	0.1
1,623	Excelerate Energy, Inc. - Class A	47,586	0.0
7,223 (1)	Expro Group Holdings NV	62,046	0.0
2,260 (2)	FLEX LNG Ltd.	49,675	0.0
1,436	Flowco Holdings, Inc. - Class A	25,575	0.0
913 (1)	Forum Energy Technologies, Inc.	17,776	0.0
16,488 (1)	Gevo, Inc.	21,764	0.0
6,961	Golar LNG Ltd.	286,724	0.2
4,507	Granite Ridge Resources, Inc.	28,710	0.0
4,558 (1)	Green Plains, Inc.	27,485	0.0
1,047 (1)	Gulfport Energy Corp.	210,625	0.1
2,175 (1)	Hallador Energy Co.	34,430	0.0
10,379 (1)	Helix Energy Solutions Group, Inc.	64,765	0.0
6,805	Helmerich & Payne, Inc.	103,164	0.1
1,387	HighPeak Energy, Inc.	13,593	0.0
1,079 (1)	Infinity Natural Resources, Inc. - Class A	19,756	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
2,819 (1)	Innovex International, Inc.	$44,033	0.0
2,825	International Seaways, Inc.	103,056	0.1
3,017	Kinetik Holdings, Inc.	132,899	0.1
3,766	Kodiak Gas Services, Inc.	129,061	0.1
2,746 (1)	Kolibri Global Energy, Inc.	18,810	0.0
33,126 (1)	Kosmos Energy Ltd.	56,977	0.0
10,885	Liberty Energy, Inc.	124,960	0.1
1,317 (1)	Lightbridge Corp.	17,608	0.0
12,627	Magnolia Oil & Gas Corp. - Class A	283,855	0.2
9,498	Murphy Oil Corp.	213,705	0.1
979 (1)(2)	Nabors Industries Ltd.	27,432	0.0
4,505 (1)	National Energy Services Reunited Corp.	27,120	0.0
854 (1)	Natural Gas Services Group, Inc.	22,042	0.0
2,343	Navigator Holdings Ltd.	33,153	0.0
11,658 (2)	New Fortress Energy, Inc.	38,704	0.0
6,728 (1)	Newpark Resources, Inc.	57,255	0.0
9,384 (1)	NextDecade Corp.	83,611	0.1
9,128	Noble Corp. PLC	242,348	0.1
15,034	Nordic American Tankers Ltd.	39,539	0.0
6,691	Northern Oil and Gas, Inc.	189,690	0.1
7,063 (1)	Oceaneering International, Inc.	146,345	0.1
4,698 (1)	Oil States International, Inc.	25,181	0.0
3,919 (1)	Par Pacific Holdings, Inc.	103,971	0.1
26,304	Patterson-UTI Energy, Inc.	155,983	0.1
6,088	PBF Energy, Inc. - Class A	131,927	0.1
8,518	Peabody Energy Corp.	114,312	0.1
1,174 (1)(2)	ProFrac Holding Corp. - Class A	9,110	0.0
6,546 (1)	ProPetro Holding Corp.	39,080	0.0
1,104 (1)	REX American Resources Corp.	53,776	0.0
983	Riley Exploration Permian, Inc.	25,784	0.0
6,815	RPC, Inc.	32,235	0.0
4,785 (1)	Sable Offshore Corp.	105,174	0.1
2,765	SandRidge Energy, Inc.	29,917	0.0
3,099	Scorpio Tankers, Inc.	121,264	0.1
2,269 (1)	SEACOR Marine Holdings, Inc.	11,572	0.0
4,549 (1)	Seadrill Ltd.	119,411	0.1

See Accompanying Notes to Financial Statements

77

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
6,590	Select Water Solutions, Inc.	$56,938	0.0
9,214	SFL Corp. Ltd.	76,753	0.1
5,619	Sitio Royalties Corp. - Class A	103,277	0.1
7,851	SM Energy Co.	193,998	0.1
2,577	Solaris Oilfield Infrastructure, Inc. - Class A	72,903	0.0
730 (1)	Summit Midstream Corp.	17,907	0.0
9,379 (1)	Talos Energy, Inc.	79,534	0.1
4,216	Teekay Corp. Ltd.	34,782	0.0
1,697	Teekay Tankers Ltd. - Class A	70,799	0.0
9,390 (1)	TETRA Technologies, Inc.	31,550	0.0
3,509 (1)	Tidewater, Inc.	161,870	0.1
51,576 (1)	Transocean Ltd.	133,582	0.1
29,782 (1)	Uranium Energy Corp.	202,518	0.1
8,415	VAALCO Energy, Inc.	30,378	0.0
4,399 (1)	Valaris Ltd.	185,242	0.1
2,086 (1)	Vital Energy, Inc.	33,564	0.0
2,025	Vitesse Energy, Inc.	44,732	0.0
7,795	W&T Offshore, Inc.	12,862	0.0
3,955	World Fuel Services Corp.	112,124	0.1
		8,807,185	4.8
	Financials: 18.7%
1,400	1st Source Corp.	86,898	0.1
860	ACNB Corp.	36,842	0.0
1,805	Alerus Financial Corp.	39,060	0.0
3,577 (1)(2)	AlTi Global, Inc.	14,845	0.0
1,720	Amalgamated Financial Corp.	53,664	0.0
3,398 (1)	Ambac Financial Group, Inc.	24,126	0.0
2,783	Amerant Bancorp, Inc.	50,734	0.0
1,919	American Coastal Insurance Corp.	21,339	0.0
4,513	Ameris Bancorp	291,991	0.2
1,416	AMERISAFE, Inc.	61,922	0.0
10,164	Apollo Commercial Real Estate Finance, Inc.	98,388	0.1
13,372 (2)	Arbor Realty Trust, Inc.	143,080	0.1
4,520 (2)	Ares Commercial Real Estate Corp.	21,560	0.0
5,450 (2)	ARMOUR Residential REIT, Inc.	91,615	0.1
1,545	Arrow Financial Corp.	40,819	0.0
4,260	Artisan Partners Asset Management, Inc. - Class A	188,846	0.1
11,297	Associated Banc-Corp.	275,534	0.2
9,667	Atlantic Union Bankshares Corp.	302,384	0.2
424 (1)	Atlanticus Holdings Corp.	23,214	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
12,128 (1)	AvidXchange Holdings, Inc.	$118,733	0.1
3,755 (1)	Axos Financial, Inc.	285,530	0.2
9,459	Banc of California, Inc.	132,899	0.1
1,483	BancFirst Corp.	183,328	0.1
2,097	Banco Latinoamericano de Comercio Exterior SA - Class E	84,509	0.1
3,166 (1)	Bancorp, Inc.	180,367	0.1
777	Bank First Corp.	91,414	0.1
2,692	Bank of Hawaii Corp.	181,791	0.1
1,301	Bank of Marin Bancorp	29,715	0.0
3,150	Bank of NT Butterfield & Son Ltd.	139,482	0.1
5,107	BankUnited, Inc.	181,758	0.1
766	Bankwell Financial Group, Inc.	27,599	0.0
2,373	Banner Corp.	152,228	0.1
1,408	Bar Harbor Bankshares	42,184	0.0
1,161	BayCom Corp.	32,171	0.0
3,114	Berkshire Hills Bancorp, Inc.	77,975	0.1
24,986	BGC Group, Inc. - Class A	255,607	0.1
11,935 (2)	Blackstone Mortgage Trust, Inc. - Class A	229,749	0.1
2,450 (1)	Blue Foundry Bancorp	23,447	0.0
1,157 (1)	Bowhead Specialty Holdings, Inc.	43,422	0.0
3,388	Bread Financial Holdings, Inc.	193,523	0.1
1,897 (1)	Bridgewater Bancshares, Inc.	30,181	0.0
2,000	Brightsphere Investment Group, Inc.	70,480	0.0
10,555	BrightSpire Capital, Inc.	53,303	0.0
6,493	Brookline Bancorp, Inc.	68,501	0.0
4,907 (1)	BRP Group, Inc. - Class A	210,069	0.1
13,983	Burford Capital Ltd.	199,398	0.1
1,048	Burke & Herbert Financial Services Corp.	62,597	0.0
2,303	Business First Bancshares, Inc.	56,769	0.0
2,531	Byline Bancorp, Inc.	67,654	0.0
12,437	Cadence Bank	397,735	0.2
2,000 (1)	California BanCorp	31,520	0.0
1,373	Camden National Corp.	55,716	0.0
4,022	Cannae Holdings, Inc.	83,859	0.1
4,183 (1)	Cantaloupe, Inc.	45,971	0.0
1,037	Capital Bancorp, Inc.	34,822	0.0
1,363	Capital City Bank Group, Inc.	53,634	0.0
9,328	Capitol Federal Financial, Inc.	56,901	0.0

See Accompanying Notes to Financial Statements

78

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,023 (1)	Carter Bankshares, Inc.	$35,079	0.0
1,086	Cass Information Systems, Inc.	47,187	0.0
4,659	Cathay General Bancorp	212,124	0.1
2,046	Central Pacific Financial Corp.	57,349	0.0
5,978	Chimera Investment Corp.	82,915	0.1
1,099	ChoiceOne Financial Services, Inc.	31,541	0.0
1,563	Citizens & Northern Corp.	29,603	0.0
413	Citizens Financial Services, Inc.	24,251	0.0
3,729 (1)	Citizens, Inc.	13,014	0.0
1,044	City Holding Co.	127,806	0.1
1,474	Civista Bancshares, Inc.	34,197	0.0
6,933	Claros Mortgage Trust, Inc.	19,759	0.0
1,849	CNB Financial Corp.	42,268	0.0
6,947	CNO Financial Group, Inc.	268,015	0.2
929 (1)	Coastal Financial Corp.	89,992	0.1
1,932	Cohen & Steers, Inc.	145,576	0.1
2,483 (1)	Columbia Financial, Inc.	36,028	0.0
3,707	Community Bank System, Inc.	210,817	0.1
1,338	Community Trust Bancorp, Inc.	70,807	0.0
1,604	Community West Bancshares	31,294	0.0
4,865	Compass Diversified Holdings	30,552	0.0
3,496	ConnectOne Bancorp, Inc.	80,967	0.1
2,065 (1)	Customers Bancorp, Inc.	121,298	0.1
9,198	CVB Financial Corp.	182,028	0.1
648 (1)	Dave, Inc.	173,930	0.1
206	Diamond Hill Investment Group, Inc.	29,934	0.0
11,944	DigitalBridge Group, Inc.	123,620	0.1
2,879	Dime Community Bancshares, Inc.	77,560	0.1
1,944 (1)	Donnelley Financial Solutions, Inc.	119,848	0.1
6,979 (2)	Dynex Capital, Inc.	85,283	0.1
2,175	Eagle Bancorp, Inc.	42,369	0.0
13,403	Eastern Bankshares, Inc.	204,664	0.1
6,848 (2)	Ellington Financial, Inc.	88,956	0.1
1,800	Employers Holdings, Inc.	84,924	0.1
2,216	Enact Holdings, Inc.	82,324	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,699 (1)	Encore Capital Group, Inc.	$65,768	0.0
1,747 (1)	Enova International, Inc.	194,825	0.1
868 (1)	Enstar Group Ltd.	291,960	0.2
998	Enterprise Bancorp, Inc.	39,561	0.0
2,613	Enterprise Financial Services Corp.	143,976	0.1
1,340	Equity Bancshares, Inc. - Class A	54,672	0.0
548	Esquire Financial Holdings, Inc.	51,874	0.0
7,179	Essent Group Ltd.	435,981	0.2
4,497	EVERTEC, Inc.	162,117	0.1
1,496	F&G Annuities & Life, Inc.	47,842	0.0
1,257	Farmers & Merchants Bancorp, Inc./Archbold OH	31,777	0.0
3,314	Farmers National Banc Corp.	45,700	0.0
2,572	FB Financial Corp.	116,512	0.1
646	Federal Agricultural Mortgage Corp. - Class C	125,505	0.1
4,139	Fidelis Insurance Holdings Ltd.	68,625	0.0
521	Fidelity D&D Bancorp, Inc.	23,966	0.0
1,520	Financial Institutions, Inc.	39,034	0.0
1,270	First Bancorp, Inc.	32,271	0.0
11,093	First BanCorp/Puerto Rico	231,067	0.1
2,895	First Bancorp/Southern Pines NC	127,641	0.1
2,403	First Bank/Hamilton NJ	37,174	0.0
5,934	First Busey Corp.	135,800	0.1
713	First Business Financial Services, Inc.	36,121	0.0
7,128	First Commonwealth Financial Corp.	115,687	0.1
1,441	First Community Bankshares, Inc.	56,444	0.0
6,692	First Financial Bancorp	162,348	0.1
9,403	First Financial Bankshares, Inc.	338,320	0.2
963	First Financial Corp.	52,185	0.0
4,869	First Foundation, Inc.	24,832	0.0
5,936	First Interstate BancSystem, Inc. - Class A	171,076	0.1
4,115	First Merchants Corp.	157,605	0.1
1,940	First Mid Bancshares, Inc.	72,731	0.0
2,762	FirstCash Holdings, Inc.	373,257	0.2
963 (1)	Firstsun Capital Bancorp	33,464	0.0

See Accompanying Notes to Financial Statements

79

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,556	Five Star Bancorp	$44,408	0.0
2,442	Flushing Financial Corp.	29,011	0.0
8,431 (1)	Flywire Corp.	98,643	0.1
744 (1)	Forge Global Holdings, Inc.	14,166	0.0
6,532	Franklin BSP Realty Trust, Inc.	69,827	0.0
12,374	Fulton Financial Corp.	223,227	0.1
652 (1)	GBank Financial Holdings, Inc.	23,087	0.0
3,504	GCM Grosvenor, Inc. - Class A	40,506	0.0
28,849 (1)	Genworth Financial, Inc. - Class A	224,445	0.1
2,715	German American Bancorp, Inc.	104,555	0.1
7,930	Glacier Bancorp, Inc.	341,624	0.2
1,673	Goosehead Insurance, Inc. - Class A	176,518	0.1
807	Great Southern Bancorp, Inc.	47,435	0.0
3,802 (1)	Green Dot Corp. - Class A	40,986	0.0
675	Greene County Bancorp, Inc.	14,999	0.0
2,337 (1)	Greenlight Capital Re Ltd. - Class A	33,583	0.0
766	Guaranty Bancshares, Inc.	32,509	0.0
3,150 (1)	Hamilton Insurance Group Ltd. - Class B	68,103	0.0
5,846	Hancock Whitney Corp.	335,560	0.2
2,311	Hanmi Financial Corp.	57,035	0.0
8,527	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	229,035	0.1
3,077	HarborOne Bancorp, Inc.	35,939	0.0
562	Hawthorn Bancshares, Inc.	16,377	0.0
1,428	HBT Financial, Inc.	36,000	0.0
598	HCI Group, Inc.	91,016	0.1
4,904	Heritage Commerce Corp.	48,697	0.0
2,587	Heritage Financial Corp.	61,674	0.0
1,656 (1)	Heritage Insurance Holdings, Inc.	41,301	0.0
3,286	Hilltop Holdings, Inc.	99,730	0.1
118	Hingham Institution For Savings The	29,305	0.0
1,410 (1)	Hippo Holdings, Inc.	39,381	0.0
606	Home Bancorp, Inc.	31,379	0.0
13,029	Home BancShares, Inc.	370,805	0.2
1,429 (1)	HomeStreet, Inc.	18,677	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,401	HomeTrust Bancshares, Inc.	$52,411	0.0
8,427	Hope Bancorp, Inc.	90,422	0.1
2,896	Horace Mann Educators Corp.	124,441	0.1
3,553	Horizon Bancorp, Inc.	54,645	0.0
2,944	Independent Bank Corp.	185,133	0.1
1,662	Independent Bank Corp. Michigan	53,865	0.0
3,799	International Bancshares Corp.	252,861	0.1
2,267 (1)	International Money Express, Inc.	22,874	0.0
4,706 (2)	Invesco Mortgage Capital, Inc.	36,895	0.0
108	Investors Title Co.	22,820	0.0
5,028	Jackson Financial, Inc. - Class A	446,436	0.3
2,658	James River Group Holdings Ltd.	15,576	0.0
1,289	John Marshall Bancorp, Inc.	23,885	0.0
4,563	Kearny Financial Corp.	29,477	0.0
824 (1)	Kingstone Cos., Inc.	12,698	0.0
1,586 (1)	Kingsway Financial Services, Inc.	21,474	0.0
4,679	KKR Real Estate Finance Trust, Inc.	41,035	0.0
8,712	Ladder Capital Corp.	93,654	0.1
1,792	Lakeland Financial Corp.	110,118	0.1
3,896 (1)	Lemonade, Inc.	170,684	0.1
7,771 (1)	LendingClub Corp.	93,485	0.1
762 (1)	LendingTree, Inc.	28,247	0.0
2,487	Live Oak Bancshares, Inc.	74,113	0.0
2,214	Marex Group PLC	87,387	0.1
28,246 (1)	Marqeta, Inc. - Class A	164,674	0.1
3,622 (1)	MBIA, Inc.	15,719	0.0
1,252	Mercantile Bank Corp.	58,105	0.0
1,856	Merchants Bancorp	61,378	0.0
1,875	Mercury General Corp.	126,262	0.1
1,829	Metrocity Bankshares, Inc.	52,273	0.0
791 (1)	Metropolitan Bank Holding Corp.	55,370	0.0
7,433	MFA Financial, Inc.	70,316	0.0
1,580	Mid Penn Bancorp, Inc.	44,556	0.0
735	Middlefield Banc Corp.	22,131	0.0
1,694	Midland States Bancorp, Inc.	29,340	0.0
1,605	MidWestOne Financial Group, Inc.	46,176	0.0
5,110	Moelis & Co. - Class A	318,455	0.2
1,119	MVB Financial Corp.	25,211	0.0
2,663	National Bank Holdings Corp. - Class A	100,155	0.1
5,389	Navient Corp.	75,985	0.1

See Accompanying Notes to Financial Statements

80

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
3,069 (1)	NB Bancorp, Inc.	$54,812	0.0
3,559	NBT Bancorp, Inc.	147,876	0.1
1,039	Nelnet, Inc. - Class A	125,844	0.1
2,879 (1)	NerdWallet, Inc. - Class A	31,583	0.0
21,233	New York Community Bancorp, Inc.	225,070	0.1
7,259	New York Mortgage Trust, Inc.	48,635	0.0
1,793	NewtekOne, Inc.	20,225	0.0
987	Nicolet Bankshares, Inc.	121,875	0.1
5,422 (1)	NMI Holdings, Inc. - Class A	228,754	0.1
555	Northeast Bank	49,389	0.0
1,164	Northeast Community Bancorp, Inc.	27,057	0.0
3,089	Northfield Bancorp, Inc.	35,462	0.0
427	Northrim BanCorp, Inc.	39,822	0.0
8,983	Northwest Bancshares, Inc.	114,803	0.1
843	Norwood Financial Corp.	21,733	0.0
4,255	OceanFirst Financial Corp.	74,931	0.0
509 (1)	Ocwen Financial Corp.	19,429	0.0
3,132	OFG Bancorp	134,050	0.1
21,921	Old National Bancorp	467,794	0.3
3,515	Old Second Bancorp, Inc.	62,356	0.0
7,387 (1)	Open Lending Corp.	14,331	0.0
2,513 (1)	Oportun Financial Corp.	17,993	0.0
1,720 (2)	OppFi, Inc.	24,063	0.0
849	Orange County Bancorp, Inc.	21,938	0.0
7,125 (2)	Orchid Island Capital, Inc.	49,946	0.0
2,184	Origin Bancorp, Inc.	78,056	0.1
1,492	Orrstown Financial Services, Inc.	47,490	0.0
12,938 (1)	Oscar Health, Inc. - Class A	277,391	0.2
3,814	P10, Inc. - Class A	38,979	0.0
6,524	Pacific Premier Bancorp, Inc.	137,591	0.1
12,791	Pagseguro Digital Ltd. - Class A	123,305	0.1
1,839 (1)	Palomar Holdings, Inc.	283,666	0.2
1,049	Park National Corp.	175,456	0.1
1,687	Pathward Financial, Inc.	133,475	0.1
4,188	Patria Investments Ltd. - Class A	58,883	0.0
3,267 (1)	Patriot National Bancorp, Inc.	4,966	0.0
19,306 (1)	Payoneer Global, Inc.	132,246	0.1
2,352 (1)	Paysafe Ltd.	29,682	0.0
2,538 (1)	Paysign, Inc.	18,274	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,392	Peapack-Gladstone Financial Corp.	$39,324	0.0
2,045	PennyMac Financial Services, Inc.	203,764	0.1
6,609	PennyMac Mortgage Investment Trust	84,992	0.1
2,637	Peoples Bancorp, Inc.	80,534	0.1
890	Peoples Financial Services Corp.	43,939	0.0
4,187	Perella Weinberg Partners	81,312	0.1
1,199	Piper Sandler Cos.	333,250	0.2
1,602	PJT Partners, Inc. - Class A	264,346	0.2
584	Plumas Bancorp	25,965	0.0
1,975 (1)	Ponce Financial Group, Inc.	27,334	0.0
2,838 (1)	PRA Group, Inc.	41,861	0.0
914	Preferred Bank/Los Angeles CA	79,102	0.1
1,806 (1)	Priority Technology Holdings, Inc.	14,051	0.0
3,562 (1)	ProAssurance Corp.	81,320	0.1
2,859	PROG Holdings, Inc.	83,912	0.1
9,010	Provident Financial Services, Inc.	157,945	0.1
1,215	QCR Holdings, Inc.	82,498	0.1
10,146	Radian Group, Inc.	365,459	0.2
12,182 (2)	Ready Capital Corp.	53,235	0.0
528	Red River Bancshares, Inc.	30,994	0.0
10,229	Redwood Trust, Inc.	60,453	0.0
712	Regional Management Corp.	20,798	0.0
10,812 (1)	Remitly Global, Inc.	202,941	0.1
6,475	Renasant Corp.	232,647	0.1
6,805 (1)	Repay Holdings Corp.	32,800	0.0
736	Republic Bancorp, Inc. - Class A	53,809	0.0
747 (1)	Root, Inc. - Class A	95,594	0.1
2,806	S&T Bancorp, Inc.	106,123	0.1
1,078	Safety Insurance Group, Inc.	85,582	0.1
5,897	Seacoast Banking Corp. of Florida	162,875	0.1
4,209	Selective Insurance Group, Inc.	364,710	0.2
9,782 (1)	Selectquote, Inc.	23,281	0.0
3,599	ServisFirst Bancshares, Inc.	278,958	0.2
1,035 (1)(2)	Sezzle, Inc.	185,524	0.1
2,624	Shore Bancshares, Inc.	41,249	0.0
1,254	Sierra Bancorp	37,231	0.0
8,734	Simmons First National Corp. - Class A	165,597	0.1
7,227 (1)	SiriusPoint Ltd.	147,359	0.1
2,585 (1)	Skyward Specialty Insurance Group, Inc.	149,387	0.1
1,415	SmartFinancial, Inc.	47,799	0.0

See Accompanying Notes to Financial Statements

81

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,222	South Plains Financial, Inc.	$44,041	0.0
797 (1)	Southern First Bancshares, Inc.	30,310	0.0
848	Southern Missouri Bancorp, Inc.	46,453	0.0
754	Southern States Bancshares, Inc.	27,423	0.0
2,294	Southside Bancshares, Inc.	67,512	0.0
3,675	Stellar Bancorp, Inc.	102,827	0.1
4,584	StepStone Group, Inc. - Class A	254,412	0.1
1,928	Stewart Information Services Corp.	125,513	0.1
1,878	Stock Yards Bancorp, Inc.	148,324	0.1
17,326 (1)	StoneCo Ltd. - Class A	277,909	0.2
3,154 (1)	StoneX Group, Inc.	287,456	0.2
3,154 (1)	Texas Capital Bancshares, Inc.	250,428	0.1
1,047 (1)	Third Coast Bancshares, Inc.	34,205	0.0
913	Timberland Bancorp, Inc.	28,486	0.0
1,948	Tiptree, Inc.	45,934	0.0
1,043	Tompkins Financial Corp.	65,427	0.0
5,026	Towne Bank/ Portsmouth VA	171,789	0.1
5,708	TPG RE Finance Trust, Inc.	44,066	0.0
2,382	TriCo Bancshares	96,447	0.1
7,878 (1)	Triller Group, Inc.	7,330	0.0
1,554 (1)	Triumph Financial, Inc.	85,641	0.1
2,594 (1)	Trupanion, Inc.	143,578	0.1
1,569	TrustCo Bank Corp. NY	52,436	0.0
4,256	Trustmark Corp.	155,174	0.1
7,379	Two Harbors Investment Corp.	79,472	0.1
4,993	UMB Financial Corp.	525,064	0.3
9,732	United Bankshares, Inc.	354,537	0.2
8,290	United Community Banks, Inc.	246,959	0.1
1,591	United Fire Group, Inc.	45,662	0.0
664	Unity Bancorp, Inc.	31,261	0.0
1,826	Universal Insurance Holdings, Inc.	50,635	0.0
2,340	Univest Financial Corp.	70,294	0.0
5,871 (1)(2)	Upstart Holdings, Inc.	379,736	0.2
32,937	Valley National Bancorp	294,127	0.2
3,737	Veritex Holdings, Inc.	97,536	0.1
3,071	Victory Capital Holdings, Inc. - Class A	195,531	0.1
475	Virtus Investment Partners, Inc.	86,165	0.1
2,281	Walker & Dunlop, Inc.	160,765	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
5,623	Washington Federal, Inc.	$164,641	0.1
1,385	Washington Trust Bancorp, Inc.	39,168	0.0
1,489	Waterstone Financial, Inc.	20,563	0.0
6,606	WesBanco, Inc.	208,948	0.1
1,642	West BanCorp, Inc.	32,232	0.0
1,865	Westamerica BanCorp	90,341	0.1
9,465	WisdomTree, Inc.	108,942	0.1
263 (1)	World Acceptance Corp.	43,427	0.0
4,041	WSFS Financial Corp.	222,255	0.1
		34,479,751	18.7

	Health Care: 15.5%
7,272 (1)	10X Genomics, Inc. - Class A	84,210	0.1
3,371 (1)	4D Molecular Therapeutics, Inc.	12,506	0.0
8,749 (1)	89bio, Inc.	85,915	0.1
440 (1)	Aardvark Therapeutics, Inc.	5,949	0.0
3,029 (1)	Abeona Therapeutics, Inc.	17,205	0.0
7,459 (1)(2)	Absci Corp.	19,170	0.0
8,674 (1)	ACADIA Pharmaceuticals, Inc.	187,098	0.1
7,814 (1)	Accuray, Inc.	10,705	0.0
6,775 (1)	Aclaris Therapeutics, Inc.	9,620	0.0
7,044 (1)	AdaptHealth Corp.	66,425	0.0
10,507 (1)	Adaptive Biotechnologies Corp.	122,407	0.1
5,634 (1)	ADC Therapeutics SA	15,099	0.0
1,263 (1)	Addus HomeCare Corp.	145,485	0.1
16,221 (1)	ADMA Biologics, Inc.	295,384	0.2
21,480 (1)	agilon health, Inc.	49,404	0.0
3,923 (1)	Agios Pharmaceuticals, Inc.	130,479	0.1
17,645 (1)	Akebia Therapeutics, Inc.	64,228	0.0
4,985 (1)	Akero Therapeutics, Inc.	266,000	0.2
3,844 (1)	Aldeyra Therapeutics, Inc.	14,723	0.0
6,123 (1)	Alector, Inc.	8,572	0.0
8,956 (1)	Alignment Healthcare, Inc.	125,384	0.1
11,299 (1)	Alkermes PLC	323,264	0.2
10,696 (1)	Allogene Therapeutics, Inc.	12,086	0.0
8,189 (1)	Alphatec Holdings, Inc.	90,898	0.1
5,318 (1)(2)	Altimmune, Inc.	20,581	0.0
3,818 (1)	Alumis, Inc.	11,454	0.0
20,253 (1)	Amicus Therapeutics, Inc.	116,050	0.1
2,676 (1)	AMN Healthcare Services, Inc.	55,313	0.0

See Accompanying Notes to Financial Statements

82

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
11,205 (1)	Amneal Pharmaceuticals, Inc.	$90,648	0.1
2,676 (1)	Amphastar Pharmaceuticals, Inc.	61,441	0.0
4,956 (1)	Amylyx Pharmaceuticals, Inc.	31,768	0.0
1,444 (1)(2)	AnaptysBio, Inc.	32,057	0.0
5,886 (1)(2)	Anavex Life Sciences Corp.	54,269	0.0
2,838 (1)	AngioDynamics, Inc.	28,153	0.0
1,290 (1)	ANI Pharmaceuticals, Inc.	84,172	0.1
1,009 (1)	Anika Therapeutics, Inc.	10,675	0.0
7,165 (1)	Annexon, Inc.	17,196	0.0
1,653 (1)	Anteris Technologies Global Corp.	6,265	0.0
2,332 (1)	Apogee Therapeutics, Inc.	101,279	0.1
3,005 (1)	Apollo Medical Holdings, Inc.	74,764	0.1
6,218 (1)	Aquestive Therapeutics, Inc.	20,582	0.0
11,093 (1)	Arbutus Biopharma Corp.	34,277	0.0
2,632 (1)	Arcellx, Inc.	173,317	0.1
1,749 (1)	Arcturus Therapeutics Holdings, Inc.	22,754	0.0
4,751 (1)	Arcus Biosciences, Inc.	38,673	0.0
7,469 (1)	Arcutis Biotherapeutics, Inc.	104,715	0.1
16,642 (1)	Ardelyx, Inc.	65,237	0.0
1,844 (1)	Ardent Health Partners, Inc.	25,189	0.0
1,884 (1)	ArriVent Biopharma, Inc.	41,015	0.0
8,349 (1)	Arrowhead Pharmaceuticals, Inc.	131,914	0.1
3,817 (1)(2)	ARS Pharmaceuticals, Inc.	66,607	0.0
2,825 (1)	Artivion, Inc.	87,857	0.1
4,444 (1)	Arvinas, Inc.	32,708	0.0
3,593 (1)	Astria Therapeutics, Inc.	19,258	0.0
6,044 (1)	Atea Pharmaceuticals, Inc.	21,758	0.0
3,416 (1)	AtriCure, Inc.	111,942	0.1
6,256 (1)	aTyr Pharma, Inc.	31,718	0.0
3,559 (1)	Aura Biosciences, Inc.	22,279	0.0
9,268 (1)	Aurinia Pharmaceuticals, Inc.	78,500	0.1
6,530 (1)	Avadel Pharmaceuticals PLC	57,790	0.0
3,364 (1)	Avanos Medical, Inc.	41,175	0.0
3,729 (1)	Aveanna Healthcare Holdings, Inc.	19,503	0.0
8,004 (1)	Avidity Biosciences, Inc.	227,314	0.1
1,944 (1)(2)	Avita Medical, Inc.	10,284	0.0
3,168 (1)	Axogen, Inc.	34,373	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,829 (1)	Axsome Therapeutics, Inc.	$295,319	0.2
2,826 (1)	Azenta, Inc.	86,984	0.1
6,600 (1)	Beam Therapeutics, Inc.	112,266	0.1
1,121 (1)(2)	Benitec Biopharma, Inc.	13,116	0.0
968 (1)(2)	Beta Bionics, Inc.	14,094	0.0
2,369 (1)	Bicara Therapeutics, Inc.	22,008	0.0
14,573 (1)	BioCryst Pharmaceuticals, Inc.	130,574	0.1
6,246 (1)	Biohaven Ltd.	88,131	0.1
2,638 (1)	BioLife Solutions, Inc.	56,823	0.0
2,230 (1)	Biote Corp. - Class A	8,965	0.0
3,490 (1)	Bioventus, Inc. - Class A	23,104	0.0
4,464 (1)	Blueprint Medicines Corp.	572,196	0.3
10,949 (1)	Bridgebio Pharma, Inc.	472,778	0.3
354 (1)	Bright Minds Biosciences, Inc.	9,243	0.0
5,894 (1)	BrightSpring Health Services, Inc.	139,039	0.1
15,994 (1)	Brookdale Senior Living, Inc.	111,318	0.1
13,762 (1)	Butterfly Network, Inc.	27,524	0.0
2,786 (1)	Candel Therapeutics, Inc.	14,097	0.0
2,715 (1)(2)	Capricor Therapeutics, Inc.	26,960	0.0
4,612 (1)(2)	Cardiff Oncology, Inc.	14,528	0.0
3,796 (1)	CareDx, Inc.	74,174	0.1
2,494 (1)	Cargo Therapeutics, Inc.	10,275	0.0
710 (1)(2)	Cartesian Therapeutics, Inc.	7,377	0.0
1,995 (1)	Castle Biosciences, Inc.	40,738	0.0
8,036 (1)	Catalyst Pharmaceuticals, Inc.	174,381	0.1
2,365 (1)	Celcuity, Inc.	31,573	0.0
4,548 (1)	Celldex Therapeutics, Inc.	92,552	0.1
1,826 (1)	Ceribell, Inc.	34,201	0.0
14,298 (1)	Cerus Corp.	20,160	0.0
3,869 (1)	CG oncology, Inc.	100,594	0.1
3,705 (1)	ChromaDex Corp.	53,389	0.0
1,183 (1)	Cidara Therapeutics, Inc.	57,624	0.0
553 (1)	Claritev Corp.	24,957	0.0
1,904 (1)	ClearPoint Neuro, Inc.	22,734	0.0
28,322 (1)	Clover Health Investments Corp.	79,018	0.1
5,839 (1)	Codexis, Inc.	14,247	0.0
7,444 (1)	Cogent Biosciences, Inc.	53,448	0.0
2,277 (1)	Collegium Pharmaceutical, Inc.	67,331	0.0

See Accompanying Notes to Financial Statements

83

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
9,059 (1)	Community Health Systems, Inc.	$30,801	0.0
7,190 (1)	Compass Therapeutics, Inc.	18,694	0.0
772 (1)	Computer Programs and Systems, Inc.	18,080	0.0
8,143	Concentra Group Holdings Parent, Inc.	167,502	0.1
2,178	CONMED Corp.	113,430	0.1
4,523 (1)	CorMedix, Inc.	55,723	0.0
2,043 (1)	CorVel Corp.	209,980	0.1
3,748 (1)	Corvus Pharmaceuticals, Inc.	14,992	0.0
6,340 (1)	Crinetics Pharmaceuticals, Inc.	182,338	0.1
5,748 (1)	CRISPR Therapeutics AG	279,583	0.2
2,204 (1)	Cross Country Healthcare, Inc.	28,762	0.0
3,486 (1)	CryoPort, Inc.	26,006	0.0
3,898 (1)	Cullinan Oncology, Inc.	29,352	0.0
1,260 (1)	CVRx, Inc.	7,409	0.0
8,795 (1)	Cytek Biosciences, Inc.	29,903	0.0
8,138 (1)	Cytokinetics, Inc.	268,880	0.2
4,958 (1)	Day One Biopharmaceuticals, Inc.	32,227	0.0
3,746 (1)	Definitive Healthcare Corp.	14,609	0.0
2,173 (1)	Delcath Systems, Inc.	29,553	0.0
9,165 (1)	Denali Therapeutics, Inc.	128,218	0.1
2,562 (1)	Design Therapeutics, Inc.	8,634	0.0
1,584 (1)(2)	Dianthus Therapeutics, Inc.	29,510	0.0
1,713 (1)	Disc Medicine, Inc.	90,720	0.1
7,393 (1)	DocGo, Inc.	11,607	0.0
8,161 (1)	Dynavax Technologies Corp.	80,957	0.1
6,534 (1)	Dyne Therapeutics, Inc.	62,204	0.0
5,098 (1)	Edgewise Therapeutics, Inc.	66,835	0.0
6,098 (1)	Editas Medicine, Inc.	13,416	0.0
4,566 (1)	Eledon Pharmaceuticals, Inc.	12,374	0.0
4,223	Embecta Corp.	40,921	0.0
3,755 (1)(2)	Emergent BioSolutions, Inc.	23,957	0.0
1,526 (1)	Enanta Pharmaceuticals, Inc.	11,537	0.0
3,938 (1)	Enhabit, Inc.	37,962	0.0
2,434 (1)	Enliven Therapeutics, Inc.	48,826	0.0
3,935 (1)	Enovis Corp.	123,402	0.1
3,925	Ensign Group, Inc.	605,470	0.3
2,116 (1)	Entrada Therapeutics, Inc.	14,220	0.0
13,889 (1)	Erasca, Inc.	17,639	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
14,185 (1)	Esperion Therapeutics, Inc.	$13,964	0.0
1,881 (1)	Eton Pharmaceuticals, Inc.	26,804	0.0
8,218 (1)	Evolent Health, Inc. - Class A	92,535	0.1
3,974 (1)	Evolus, Inc.	36,601	0.0
4,535 (1)	EyePoint Pharmaceuticals, Inc.	42,674	0.0
8,110 (1)	Fate Therapeutics, Inc.	9,083	0.0
1,830 (1)	Fennec Pharmaceuticals, Inc.	15,189	0.0
2,510 (1)	Foghorn Therapeutics, Inc.	11,797	0.0
6,380 (1)	Fortrea Holdings, Inc.	31,517	0.0
4,052 (1)	Fulcrum Therapeutics, Inc.	27,878	0.0
1,478 (1)	Fulgent Genetics, Inc.	29,383	0.0
1,317 (1)	GeneDx Holdings Corp.	121,572	0.1
42,187 (1)	Geron Corp.	59,484	0.0
3,908 (1)	Glaukos Corp.	403,657	0.2
13,728 (1)	Gossamer Bio, Inc.	16,885	0.0
2,140 (1)	GRAIL, Inc.	110,039	0.1
8,376 (1)	Guardant Health, Inc.	435,887	0.3
3,529 (1)	Haemonetics Corp.	263,299	0.2
3,028 (1)	Harmony Biosciences Holdings, Inc.	95,685	0.1
2,208 (1)	Harrow, Inc.	67,432	0.1
4,967 (1)	Health Catalyst, Inc.	18,726	0.0
5,974 (1)	HealthEquity, Inc.	625,836	0.4
1,800	HealthStream, Inc.	49,806	0.0
10,907 (1)	Heron Therapeutics, Inc.	22,577	0.0
13,395 (1)	Hims & Hers Health, Inc.	667,741	0.4
8,701 (1)(2)	Humacyte, Inc.	18,185	0.0
1,693 (1)	ICU Medical, Inc.	223,730	0.1
5,986 (1)	Ideaya Biosciences, Inc.	125,826	0.1
16,014 (1)(2)	ImmunityBio, Inc.	42,277	0.0
5,084 (1)	Immunome, Inc.	47,281	0.0
4,716 (1)	Immunovant, Inc.	75,456	0.1
8,542 (1)	Indivior PLC	125,909	0.1
4,769 (1)	Inhibikase Therapeutics, Inc.	9,300	0.0
905 (1)	Inhibrx Biosciences, Inc.	12,914	0.0
1,206 (1)(2)	Inmune Bio, Inc.	2,786	0.0
4,286 (1)	Innoviva, Inc.	86,106	0.1
1,916 (1)	Inogen, Inc.	13,469	0.0
2,376 (1)	Integer Holdings Corp.	292,177	0.2
4,750 (1)	Integra LifeSciences Holdings Corp.	58,282	0.0
7,130 (1)	Intellia Therapeutics, Inc.	66,879	0.0
18,476 (1)(2)	Iovance Biotherapeutics, Inc.	31,779	0.0
628	iRadimed Corp.	37,548	0.0

See Accompanying Notes to Financial Statements

84

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,236 (1)	iRhythm Technologies, Inc.	$344,255	0.2
11,703 (1)	Ironwood Pharmaceuticals, Inc.	8,393	0.0
1,988 (1)	iTeos Therapeutics, Inc.	19,820	0.0
2,307	Jade Biosciences, Inc.	23,047	0.0
2,712 (1)	Janux Therapeutics, Inc.	62,647	0.0
1,241 (1)	Joint Corp.	14,321	0.0
2,853 (1)	KalVista Pharmaceuticals, Inc.	32,253	0.0
2,349 (1)	Keros Therapeutics, Inc.	31,359	0.0
979 (1)(2)	Kestra Medical Technologies Ltd.	16,232	0.0
2,345 (1)	Kodiak Sciences, Inc.	8,747	0.0
3,543 (1)	KORU Medical Systems, Inc.	12,684	0.0
1,718 (1)	Krystal Biotech, Inc.	236,156	0.1
5,436 (1)	Kura Oncology, Inc.	31,366	0.0
3,263 (1)	Kymera Therapeutics, Inc.	142,397	0.1
4,780 (1)	Lantheus Holdings, Inc.	391,291	0.2
3,082 (1)	Larimar Therapeutics, Inc.	8,907	0.0
1,468	LeMaitre Vascular, Inc.	121,917	0.1
788 (1)	LENSAR, Inc.	10,378	0.0
1,258 (1)(2)	LENZ Therapeutics, Inc.	36,872	0.0
1,683 (1)	Lexeo Therapeutics, Inc.	6,766	0.0
1,981 (1)	Lifecore Biomedical, Inc.	16,086	0.0
2,670 (1)	LifeMD, Inc.	36,365	0.0
9,899 (1)	LifeStance Health Group, Inc.	51,178	0.0
1,330 (1)	Ligand Pharmaceuticals, Inc.	151,194	0.1
4,441 (1)(2)	Liquidia Corp.	55,335	0.0
3,806 (1)	LivaNova PLC	171,346	0.1
1,198 (1)	Madrigal Pharmaceuticals, Inc.	362,563	0.2
20,983 (1)	MannKind Corp.	78,476	0.1
8,802 (1)	Maravai LifeSciences Holdings, Inc. - Class A	21,213	0.0
8,378 (1)	MaxCyte, Inc.	18,264	0.0
683 (1)(2)	Maze Therapeutics, Inc.	8,380	0.0
1,224 (1)	MBX Biosciences, Inc.	13,966	0.0
711 (1)	MediWound Ltd.	13,772	0.0
3,450 (1)	MeiraGTx Holdings PLC	22,494	0.0
4,057 (1)	Merit Medical Systems, Inc.	379,248	0.2
371	Mesa Laboratories, Inc.	34,956	0.0
1,248 (1)(2)	Metsera, Inc.	35,506	0.0
8,507 (1)	MiMedx Group, Inc.	51,978	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
5,342 (1)(2)	Mind Medicine MindMed, Inc.	$34,670	0.0
2,740 (1)	Mineralys Therapeutics, Inc.	37,072	0.0
3,029 (1)	Mirum Pharmaceuticals, Inc.	154,146	0.1
304 (1)	Monopar Therapeutics, Inc.	10,877	0.0
3,283 (1)	Monte Rosa Therapeutics, Inc.	14,806	0.0
6,340 (1)	Myriad Genetics, Inc.	33,665	0.0
4,489 (1)(2)	Nano-X Imaging Ltd.	23,208	0.0
895	National HealthCare Corp.	95,774	0.1
1,144	National Research Corp.	19,219	0.0
15,430 (1)	Neogen Corp.	73,755	0.1
9,001 (1)	NeoGenomics, Inc.	65,797	0.0
747 (1)(2)	Neurogene, Inc.	11,168	0.0
2,687 (1)	Neuronetics, Inc.	9,378	0.0
1,772 (1)	NeuroPace, Inc.	19,740	0.0
10,703 (1)(2)	Novavax, Inc.	67,429	0.0
7,349 (1)	Novocure Ltd.	130,812	0.1
5,259 (1)	Nurix Therapeutics, Inc.	59,900	0.0
241 (1)	Nutex Health, Inc.	30,002	0.0
2,990 (1)	Nuvalent, Inc. - Class A	228,137	0.1
17,562 (1)(2)	Nuvation Bio, Inc.	34,246	0.0
970 (1)	Nuvectis Pharma, Inc.	7,246	0.0
10,310 (1)	Ocular Therapeutix, Inc.	95,677	0.1
4,181 (1)	Olema Pharmaceuticals, Inc.	17,811	0.0
4,129 (1)(2)	Omeros Corp.	12,387	0.0
7,791 (1)(3)	OmniAb, Inc.	13,556	0.0
3,282 (1)	Omnicell, Inc.	96,491	0.1
4,298 (1)	Oncology Institute, Inc.	8,811	0.0
26,496 (1)	OPKO Health, Inc.	34,975	0.0
1,301 (1)	OptimizeRx Corp.	17,563	0.0
11,839 (1)	Option Care Health, Inc.	384,531	0.2
5,815 (1)	OraSure Technologies, Inc.	17,445	0.0
4,974 (1)	Organogenesis Holdings, Inc.	18,205	0.0
3,310 (1)	ORIC Pharmaceuticals, Inc.	33,597	0.0
2,788 (1)	Orthofix Medical, Inc.	31,086	0.0
1,267 (1)	OrthoPediatrics Corp.	27,215	0.0
1,975	Oruka Therapeutics, Inc.	22,140	0.0
1,257 (1)	Outset Medical, Inc.	24,147	0.0
5,373 (1)	Owens & Minor, Inc.	48,894	0.0
19,615 (1)	Pacific Biosciences of California, Inc.	24,323	0.0
3,245 (1)	Pacira BioSciences, Inc.	77,555	0.1
3,125 (1)	PACS Group, Inc.	40,375	0.0
537 (1)(2)	Palvella Therapeutics, Inc.	12,104	0.0

See Accompanying Notes to Financial Statements

85

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
6,101 (1)	Pediatrix Medical Group, Inc.	$87,549	0.1
2,412 (1)	Pennant Group, Inc.	71,998	0.1
5,852 (1)	Performant Financial Corp.	23,408	0.0
3,589 (1)	Personalis, Inc.	23,544	0.0
4,181 (1)	Perspective Therapeutics, Inc.	14,383	0.0
3,101 (1)	Phathom Pharmaceuticals, Inc.	29,739	0.0
1,433	Phibro Animal Health Corp. - Class A	36,599	0.0
3,940 (1)	Phreesia, Inc.	112,132	0.1
1,254 (1)	Praxis Precision Medicines, Inc.	52,731	0.0
10,914 (1)(2)	Precigen, Inc.	15,498	0.0
6,308	Premier, Inc. - Class A	138,334	0.1
3,443 (1)	Prestige Consumer Healthcare, Inc.	274,924	0.2
4,130 (1)(2)	Prime Medicine, Inc.	10,201	0.0
7,980 (1)	Privia Health Group, Inc.	183,540	0.1
3,681 (1)	PROCEPT BioRobotics Corp.	212,026	0.1
5,126 (1)	Progyny, Inc.	112,772	0.1
4,114 (1)	Protagonist Therapeutics, Inc.	227,381	0.1
3,117 (1)	Prothena Corp. PLC	18,920	0.0
5,428 (1)	PTC Therapeutics, Inc.	265,104	0.2
3,172 (1)	Pulmonx Corp.	8,215	0.0
1,322 (1)	Pulse Biosciences, Inc.	19,949	0.0
3,355 (1)	Puma Biotechnology, Inc.	11,508	0.0
2,562 (1)	Quanterix Corp.	17,037	0.0
9,895 (1)	Quantum-Si, Inc.	19,394	0.0
4,738 (1)	QuidelOrtho Corp.	136,549	0.1
4,638 (1)	RadNet, Inc.	263,949	0.2
1,285 (1)(2)	Rapport Therapeutics, Inc.	14,610	0.0
23,520 (1)(2)	Recursion Pharmaceuticals, Inc. - Class A	119,011	0.1
3,253 (1)	REGENXBIO, Inc.	26,707	0.0
9,131 (1)	Relay Therapeutics, Inc.	31,593	0.0
4,875 (1)	Replimune Group, Inc.	45,289	0.0
4,777 (1)	Rezolute, Inc.	21,305	0.0
3,813 (1)	Rhythm Pharmaceuticals, Inc.	240,943	0.1
1,264 (1)	Rigel Pharmaceuticals, Inc.	23,675	0.0
5,423 (1)	Rocket Pharmaceuticals, Inc.	13,286	0.0
2,616 (1)	RxSight, Inc.	34,008	0.0
3,939 (1)	Sage Therapeutics, Inc.	35,924	0.0
9,271 (1)(2)	Sana Biotechnology, Inc.	25,310	0.0
520 (1)	SANUWAVE Health, Inc.	17,087	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
9,272 (1)(2)	Savara, Inc.	$21,140	0.0
5,693 (1)	Scholar Rock Holding Corp.	201,646	0.1
3,913 (1)	Schrodinger, Inc./United States	78,730	0.1
2,679 (1)	scPharmaceuticals, Inc.	10,207	0.0
7,691	Select Medical Holdings Corp.	116,749	0.1
6,942 (1)	SELLAS Life Sciences Group, Inc.	15,203	0.0
586 (1)(2)	Semler Scientific, Inc.	22,702	0.0
1,531 (1)	Septerna, Inc.	16,183	0.0
2,958 (1)	SI-BONE, Inc.	55,670	0.0
3,442	SIGA Technologies, Inc.	22,442	0.0
3,297 (1)	Sight Sciences, Inc.	13,617	0.0
1,168	Simulations Plus, Inc.	20,382	0.0
910 (1)(2)	Sionna Therapeutics, Inc.	15,788	0.0
2,810 (1)	Soleno Therapeutics, Inc.	235,422	0.1
4,637 (1)	Solid Biosciences, Inc.	22,582	0.0
5,058 (1)	SpringWorks Therapeutics, Inc.	237,675	0.1
3,459 (1)	Spyre Therapeutics, Inc.	51,781	0.0
3,525 (1)	STAAR Surgical Co.	59,149	0.0
21,870 (1)	Standard BioTools, Inc.	26,244	0.0
2,867 (1)	Stoke Therapeutics, Inc.	32,540	0.0
3,757 (1)	Supernus Pharmaceuticals, Inc.	118,421	0.1
5,364 (1)	Surgery Partners, Inc.	119,242	0.1
1,090 (1)	Surmodics, Inc.	32,384	0.0
5,871 (1)	Syndax Pharmaceuticals, Inc.	54,982	0.0
1,760 (1)	Tactile Systems Technology, Inc.	17,846	0.0
8,786 (1)	Talkspace, Inc.	24,425	0.0
4,684 (1)	Tandem Diabetes Care, Inc.	87,310	0.1
5,414 (1)(2)	Tango Therapeutics, Inc.	27,720	0.0
2,723 (1)	Tarsus Pharmaceuticals, Inc.	110,309	0.1
12,331 (1)	Taysha Gene Therapies, Inc.	28,485	0.0
781 (1)(2)	Tectonic Therapeutic, Inc.	15,518	0.0
12,153 (1)	Teladoc Health, Inc.	105,853	0.1
5,143 (1)	Terns Pharmaceuticals, Inc.	19,183	0.0
10,178 (1)	TG Therapeutics, Inc.	366,306	0.2
2,820 (1)	Theravance Biopharma, Inc.	31,105	0.0
1,782 (1)	Third Harmonic Bio, Inc.	9,676	0.0
531 (1)(2)	Tonix Pharmaceuticals Holding Corp.	19,105	0.0

See Accompanying Notes to Financial Statements

86

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,557 (1)	Tourmaline Bio, Inc.	$24,896	0.0
2,330 (1)	TransMedics Group, Inc.	312,243	0.2
6,161 (1)	Travere Therapeutics, Inc.	91,183	0.1
3,665 (1)	Treace Medical Concepts, Inc.	21,550	0.0
5,548 (1)	Trevi Therapeutics, Inc.	30,348	0.0
1,956 (1)	TuHURA Biosciences, Inc.	4,362	0.0
268 (1)	Tvardi Therapeutics, Inc.	6,252	0.0
4,081 (1)	Twist Bioscience Corp.	150,140	0.1
1,704 (1)(2)	Tyra Biosciences, Inc.	16,307	0.0
525 (1)	UFP Technologies, Inc.	128,184	0.1
2,481 (1)(2)	Upstream Bio, Inc.	27,241	0.0
2,705 (1)(2)	UroGen Pharma Ltd.	37,059	0.0
1,055	US Physical Therapy, Inc.	82,501	0.1
4,469 (1)	Vanda Pharmaceuticals, Inc.	21,094	0.0
2,861 (1)	Varex Imaging Corp.	24,805	0.0
8,807 (1)	Vaxcyte, Inc.	286,316	0.2
3,582 (1)	Vera Therapeutics, Inc.	84,392	0.1
5,420 (1)	Veracyte, Inc.	146,503	0.1
3,224 (1)	Verastem, Inc.	13,380	0.0
3,499 (1)	Vericel Corp.	148,882	0.1
4,886 (1)	Verve Therapeutics, Inc.	54,870	0.0
2,719 (1)	Viemed Healthcare, Inc.	18,788	0.0
6,487 (1)	Vir Biotechnology, Inc.	32,694	0.0
5,185 (1)	Viridian Therapeutics, Inc.	72,486	0.1
3,320 (1)	Voyager Therapeutics, Inc.	10,325	0.0
7,872 (1)	WaVe Life Sciences Ltd.	51,168	0.0
6,372 (1)	Waystar Holding Corp.	260,424	0.2
4,892 (1)	Xencor, Inc.	38,451	0.0
5,259 (1)(2)	Xenon Pharmaceuticals, Inc.	164,607	0.1
10,558 (1)	Xeris Biopharma Holdings, Inc.	49,306	0.0
703 (1)	XOMA Corp.	17,716	0.0
2,602 (1)	Y-mAbs Therapeutics, Inc.	11,735	0.0
1,174 (1)(2)	Zenas Biopharma, Inc.	11,376	0.0
4,085 (1)	Zevra Therapeutics, Inc.	35,989	0.0
2,278 (1)	Zimvie, Inc.	21,299	0.0
3,941 (1)	Zymeworks, Inc.	49,460	0.0
		28,589,317	15.5

	Industrials: 16.6%
8,997 (1)	3D Systems Corp.	13,855	0.0
2,463 (1)	AAR Corp.	169,430	0.1
4,271	ABM Industries, Inc.	201,634	0.1
7,106	ACCO Brands Corp.	25,439	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
7,378 (1)(2)	Acuren Corp.	$81,453	0.1
11,677 (1)	ACV Auctions, Inc. - Class A	189,401	0.1
1,976 (1)	AeroVironment, Inc.	563,061	0.3
2,675 (1)	AerSale Corp.	16,077	0.0
1,800 (1)(2)	AirJoule Technologies Corp.	8,334	0.0
716	Alamo Group, Inc.	156,360	0.1
2,156	Albany International Corp. - Class A	151,200	0.1
29,537	Alight, Inc. - Class A	167,179	0.1
1,096 (1)	Allegiant Travel Co.	60,225	0.0
1,195	Allient, Inc.	43,390	0.0
2,176 (2)	Alta Equipment Group, Inc.	13,752	0.0
2,409 (1)	Ameresco, Inc. - Class A	36,593	0.0
2,667 (1)	American Superconductor Corp.	97,852	0.1
1,096 (1)	American Woodmark Corp.	58,494	0.0
6,598 (1)	Amprius Technologies, Inc.	27,778	0.0
1,542	Apogee Enterprises, Inc.	62,605	0.0
1,608	ArcBest Corp.	123,832	0.1
38,262 (1)	Archer Aviation, Inc. - Class A	415,143	0.2
3,394	Arcosa, Inc.	294,294	0.2
932	Argan, Inc.	205,487	0.1
10,788 (1)	Array Technologies, Inc.	63,649	0.0
1,676	Astec Industries, Inc.	69,872	0.0
2,092 (1)	Astronics Corp.	70,040	0.0
2,031 (1)	Asure Software, Inc.	19,823	0.0
2,394	Atkore, Inc.	168,897	0.1
5,769	Atmus Filtration Technologies, Inc.	210,107	0.1
2,051	AZZ, Inc.	193,778	0.1
1,930	Barrett Business Services, Inc.	80,462	0.1
1,973 (1)	BlackSky Technology, Inc.	40,604	0.0
4,715 (1)	Blade Air Mobility, Inc.	19,001	0.0
14,369 (1)	Bloom Energy Corp. - Class A	343,706	0.2
2,266 (1)	Blue Bird Corp.	97,801	0.1
617 (1)	BlueLinx Holdings, Inc.	45,892	0.0
2,648	Boise Cascade Co.	229,899	0.1
1,083 (1)	Bowman Consulting Group Ltd.	31,136	0.0
4,244 (1)	BrightView Holdings, Inc.	70,663	0.0
3,027	Brink’s Co.	270,281	0.2
2,080	Brookfield Business Corp. - Class A	64,896	0.0
1,285 (1)	Byrna Technologies, Inc.	39,681	0.0
1,989	Cadre Holdings, Inc.	63,350	0.0

See Accompanying Notes to Financial Statements

87

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
4,384 (1)	Casella Waste Systems, Inc. - Class A	$505,826	0.3
3,667 (1)	CBIZ, Inc.	262,961	0.1
2,122 (1)	CECO Environmental Corp.	60,074	0.0
1,266 (1)	Centuri Holdings, Inc.	28,409	0.0
3,157 (1)	Chart Industries, Inc.	519,800	0.3
1,202 (1)	Cimpress PLC	56,494	0.0
2,117	Columbus McKinnon Corp.	32,327	0.0
4,503 (1)	Complete Solaria, Inc.	8,286	0.0
1,915	Concrete Pumping Holdings, Inc.	11,777	0.0
12,113 (1)	Conduent, Inc.	31,978	0.0
3,290 (1)	Construction Partners, Inc. - Class A	349,661	0.2
7,549 (1)	CoreCivic, Inc.	159,057	0.1
3,734	Costamare, Inc.	34,017	0.0
1,255	Covenant Logistics Group, Inc.	30,258	0.0
473	CRA International, Inc.	88,626	0.1
2,007	CSG Systems International, Inc.	131,077	0.1
1,158	CSW Industrials, Inc.	332,149	0.2
4,509 (1)(2)	Custom Truck One Source, Inc.	22,274	0.0
3,152	Deluxe Corp.	50,148	0.0
987 (1)	Distribution Solutions Group, Inc.	27,113	0.0
1,758	Douglas Dynamics, Inc.	51,808	0.0
4,271 (1)	Driven Brands Holdings, Inc.	74,999	0.0
993 (1)	Ducommun, Inc.	82,052	0.1
930 (1)	DXP Enterprises, Inc.	81,515	0.1
1,964 (1)	Dycom Industries, Inc.	479,982	0.3
4,074 (1)	Energy Recovery, Inc.	52,066	0.0
3,797	Enerpac Tool Group Corp.	154,006	0.1
2,729	EnerSys	234,066	0.1
2,047	Ennis, Inc.	37,133	0.0
11,515 (1)(2)	Enovix Corp.	119,065	0.1
1,475	EnPro Industries, Inc.	282,536	0.2
5,671 (1)	Enviri Corp.	49,224	0.0
15,659 (1)	Eos Energy Enterprises, Inc.	80,174	0.1
1,821	ESCO Technologies, Inc.	349,395	0.2
4,009 (1)	Eve Holding, Inc.	27,502	0.0
3,533	Exponent, Inc.	263,950	0.2
4,192	Federal Signal Corp.	446,113	0.2
5,574 (1)	First Advantage Corp.	92,584	0.1
5,321 (1)(2)	Fluence Energy, Inc.	35,704	0.0
11,787 (1)	Fluor Corp.	604,320	0.3
1,666 (1)	Forward Air Corp.	40,884	0.0
876 (1)	Franklin Covey Co.	19,990	0.0
3,102	Franklin Electric Co., Inc.	278,373	0.2
8,885 (1)(2)	Freyr Battery, Inc.	10,929	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
6,078 (1)(2)	Frontier Group Holdings, Inc.	$22,063	0.0
7,483	FTAI Infrastructure, Inc.	46,170	0.0
2,516	GATX Corp.	386,357	0.2
3,203	Genco Shipping & Trading Ltd.	41,863	0.0
9,579 (1)	GEO Group, Inc.	229,417	0.1
2,125 (1)	Gibraltar Industries, Inc.	125,375	0.1
1,228	Global Industrial Co.	33,168	0.0
2,695 (1)	GMS, Inc.	293,081	0.2
8,160	Golden Ocean Group Ltd.	59,731	0.0
1,665	Gorman-Rupp Co.	61,139	0.0
765 (1)	Graham Corp.	37,875	0.0
3,025	Granite Construction, Inc.	282,868	0.2
4,911 (1)	Great Lakes Dredge & Dock Corp.	59,865	0.0
2,118	Greenbrier Cos., Inc.	97,534	0.1
2,716	Griffon Corp.	196,557	0.1
5,263 (1)	Healthcare Services Group, Inc.	79,103	0.1
3,575	Heartland Express, Inc.	30,888	0.0
1,473	Heidrick & Struggles International, Inc.	67,404	0.0
2,396	Helios Technologies, Inc.	79,955	0.1
2,284	Herc Holdings, Inc.	300,780	0.2
8,375 (1)(2)	Hertz Global Holdings, Inc.	57,201	0.0
4,963	Hillenbrand, Inc.	99,607	0.1
13,833 (1)	Hillman Solutions Corp.	98,768	0.1
2,775	Himalaya Shipping Ltd.	16,012	0.0
3,262	HNI Corp.	160,425	0.1
4,122	Hub Group, Inc. - Class A	137,798	0.1
3,334 (1)	Hudson Technologies, Inc.	27,072	0.0
1,220 (1)	Huron Consulting Group, Inc.	167,799	0.1
10,698 (1)	Hyliion Holdings Corp.	14,121	0.0
883	Hyster-Yale Materials Handling, Inc.	35,126	0.0
784 (1)	IBEX Holdings Ltd.	22,814	0.0
1,298	ICF International, Inc.	109,954	0.1
634 (1)	IES Holdings, Inc.	187,810	0.1
2,124 (1)	Innodata, Inc.	108,791	0.1
2,511	Insperity, Inc.	150,961	0.1
1,401	Insteel Industries, Inc.	52,131	0.0
4,100	Interface, Inc.	85,813	0.1
7,659 (1)	Intuitive Machines, Inc.	83,253	0.1
9,740 (1)	Janus International Group, Inc.	79,284	0.1
6,234 (1)	JELD-WEN Holding, Inc.	24,437	0.0
22,489 (1)	JetBlue Airways Corp.	95,128	0.1

See Accompanying Notes to Financial Statements

88

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
32,403 (1)(2)	Joby Aviation, Inc.	$341,852	0.2
3,662	John Bean Technologies Corp.	440,392	0.2
817	Kadant, Inc.	259,357	0.1
2,514	Kelly Services, Inc. - Class A	29,439	0.0
5,285	Kennametal, Inc.	121,344	0.1
1,332	Kforce, Inc.	54,785	0.0
3,588	Korn Ferry	263,108	0.1
11,602 (1)	Kratos Defense & Security Solutions, Inc.	538,913	0.3
2,356 (1)	KULR Technology Group, Inc.	16,798	0.0
856 (1)	L B Foster Co. - Class A	18,721	0.0
8,691 (1)	Legalzoom.com, Inc.	77,437	0.0
750 (1)	Limbach Holdings, Inc.	105,075	0.1
766	Lindsay Corp.	110,496	0.1
1,650 (1)	Liquidity Services, Inc.	38,924	0.0
2,250	LSI Industries, Inc.	38,273	0.0
2,206	Luxfer Holdings PLC	26,869	0.0
2,639 (1)	Manitowoc Co., Inc.	31,721	0.0
4,324	Marten Transport Ltd.	56,169	0.0
8,849 (1)	Masterbrand, Inc.	96,720	0.1
1,975 (1)	Matrix Service Co.	26,682	0.0
2,268	Matson, Inc.	252,542	0.1
2,157	Matthews International Corp. - Class A	51,574	0.0
3,958	Maximus, Inc.	277,852	0.2
1,203 (1)	Mayville Engineering Co., Inc.	19,200	0.0
1,730	McGrath RentCorp	200,611	0.1
3,632 (1)	Mercury Systems, Inc.	195,620	0.1
14,053 (1)	Microvast Holdings, Inc.	51,012	0.0
848	Miller Industries, Inc.	37,702	0.0
4,779	MillerKnoll, Inc.	92,808	0.1
2,298 (1)	Montrose Environmental Group, Inc.	50,303	0.0
1,950	Moog, Inc. - Class A	352,892	0.2
6,043 (1)	MRC Global, Inc.	82,850	0.1
10,858	Mueller Water Products, Inc. - Class A	261,026	0.1
1,106 (1)	MYR Group, Inc.	200,684	0.1
1,875 (1)(2)	NANO Nuclear Energy, Inc.	64,669	0.0
410	National Presto Industries, Inc.	40,164	0.0
10,005 (1)	Nextracker, Inc. - Class A	543,972	0.3
775 (1)	Northwest Pipe Co.	31,783	0.0
7,559 (1)	NOW, Inc.	112,100	0.1
8,902 (1)(2)	NuScale Power Corp.	352,163	0.2
4,109 (1)	NV5 Global, Inc.	94,877	0.1
7,443 (1)	OPENLANE, Inc.	181,981	0.1
2,781 (1)	Orion Group Holdings, Inc.	25,224	0.0
1,811 (1)(2)	Palladyne AI Corp.	15,683	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,718	Park Aerospace Corp.	$25,375	0.0
1,413 (1)	Perma-Fix Environmental Services, Inc.	14,865	0.0
12,845	Pitney Bowes, Inc.	140,139	0.1
15,444 (1)	Planet Labs PBC	94,208	0.1
64,104 (1)(2)	Plug Power, Inc.	95,515	0.1
666	Powell Industries, Inc.	140,160	0.1
464 (1)	Power Solutions International, Inc.	30,012	0.0
187	Preformed Line Products Co.	29,884	0.0
3,765	Primoris Services Corp.	293,444	0.2
1,731 (1)	Proficient Auto Logistics, Inc.	12,567	0.0
1,786 (1)	Proto Labs, Inc.	71,511	0.0
2,225	Quad/Graphics, Inc.	12,571	0.0
3,358	Quanex Building Products Corp.	63,466	0.0
3,039 (1)	Radiant Logistics, Inc.	18,477	0.0
2,348 (1)	Redwire Corp.	38,272	0.0
10,331 (1)	Resideo Technologies, Inc.	227,902	0.1
325 (1)	Resolute Holdings Management, Inc.	10,358	0.0
3,597	REV Group, Inc.	171,181	0.1
4,923 (1)(2)	Richtech Robotics, Inc. - Class B	9,600	0.0
4,453	Rush Enterprises, Inc. - Class A	229,374	0.1
534	Rush Enterprises, Inc. - Class B	28,024	0.0
11,265 (1)	RXO, Inc.	177,086	0.1
4,956 (1)	Satellogic, Inc. - Class A	17,941	0.0
11,923 (1)	Shoals Technologies Group, Inc. - Class A	50,673	0.0
2,519	Shyft Group, Inc.	31,588	0.0
2,847 (1)	SkyWest, Inc.	293,156	0.2
1,957 (1)	Spire Global, Inc.	23,288	0.0
3,192 (1)	SPX Technologies, Inc.	535,235	0.3
828	Standex International Corp.	129,565	0.1
6,617	Steelcase, Inc. - Class A	69,015	0.0
2,086 (1)	Sterling Infrastructure, Inc.	481,303	0.3
3,685 (1)	Sun Country Airlines Holdings, Inc.	43,299	0.0
14,867 (1)(2)	Sunrun, Inc.	121,612	0.1
1,692	Tecnoglass, Inc.	130,893	0.1
1,318	Tennant Co.	102,119	0.1
4,550	Terex Corp.	212,440	0.1
2,436 (1)	Thermon Group Holdings, Inc.	68,403	0.0
3,611 (1)	Titan International, Inc.	37,085	0.0
1,557 (1)	Titan Machinery, Inc.	30,844	0.0
660 (1)	Transcat, Inc.	56,734	0.0
2,210	TriNet Group, Inc.	161,639	0.1

See Accompanying Notes to Financial Statements

89

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
5,657	Trinity Industries, Inc.	$152,796	0.1
5,065 (1)	Triumph Group, Inc.	130,424	0.1
2,499 (1)	TrueBlue, Inc.	16,194	0.0
3,125 (1)	Tutor Perini Corp.	146,188	0.1
4,187	UFP Industries, Inc.	416,020	0.2
1,055	UniFirst Corp.	198,572	0.1
559	Universal Logistics Holdings, Inc.	14,187	0.0
8,726 (1)	Upwork, Inc.	117,277	0.1
1,179 (1)	V2X, Inc.	57,240	0.0
11,416 (1)	Verra Mobility Corp.	289,852	0.2
7,902	Vestis Corp.	45,278	0.0
1,650 (1)	Vicor Corp.	74,844	0.0
1,418	VSE Corp.	185,730	0.1
3,144	Wabash National Corp.	33,421	0.0
1,914	Watts Water Technologies, Inc. - Class A	470,633	0.3
4,151	Werner Enterprises, Inc.	113,571	0.1
1,009 (1)	Willdan Group, Inc.	63,073	0.0
254	Willis Lease Finance Corp.	36,266	0.0
2,968 (1)	WNS Holdings Ltd.	187,696	0.1
2,227	Worthington Industries, Inc.	141,726	0.1
3,053 (1)(2)	Xometry, Inc. - Class A	103,161	0.1
10,463	Zurn Elkay Water Solutions Corp.	382,632	0.2
		30,602,557	16.6

	Information Technology: 14.4%
9,407 (1)	8x8, Inc.	18,438	0.0
2,047 (1)	908 Devices, Inc.	14,595	0.0
5,150	A10 Networks, Inc.	99,652	0.1
7,369 (1)	ACI Worldwide, Inc.	338,311	0.2
3,575 (1)	ACM Research, Inc. - Class A	92,592	0.1
7,658	Adeia, Inc.	108,284	0.1
5,608 (1)	ADTRAN Holdings, Inc.	50,304	0.0
2,628	Advanced Energy Industries, Inc.	348,210	0.2
2,013 (1)(2)	Aehr Test Systems	26,028	0.0
706 (1)	Aeluma, Inc.	11,557	0.0
2,158 (1)	Aeva Technologies, Inc.	81,551	0.1
1,817 (1)	Agilysys, Inc.	208,301	0.1
1,466 (1)	Airship AI Holdings, Inc.	8,635	0.0
3,295 (1)	Alarm.com Holdings, Inc.	186,398	0.1
4,726 (1)	Alkami Technology, Inc.	142,442	0.1
1,713 (1)	Alpha & Omega Semiconductor Ltd.	43,956	0.0
2,842 (1)	Ambarella, Inc.	187,757	0.1
6,149 (1)	Amplitude, Inc. - Class A	76,248	0.1
2,808 (1)	Appian Corp. - Class A	83,847	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
12,485 (1)	Applied Digital Corp.	$125,724	0.1
3,763 (1)(2)	Applied Optoelectronics, Inc.	96,671	0.1
7,002 (1)	Arlo Technologies, Inc.	118,754	0.1
2,162 (1)	Arteris, Inc.	20,604	0.0
6,446 (1)	Asana, Inc. - Class A	87,021	0.1
2,995 (1)	ASGN, Inc.	149,540	0.1
2,194 (1)	Atomera, Inc.	11,058	0.0
9,328 (1)	AvePoint, Inc.	180,124	0.1
907 (1)	Aviat Networks, Inc.	21,813	0.0
2,249 (1)	Axcelis Technologies, Inc.	156,733	0.1
3,985 (1)	Backblaze, Inc. - Class A	21,917	0.0
2,076	Badger Meter, Inc.	508,516	0.3
855	Bel Fuse, Inc. - Class B	83,525	0.1
2,787	Belden, Inc.	322,735	0.2
2,483	Benchmark Electronics, Inc.	96,415	0.1
20,302 (1)(2)	BigBear.ai Holdings, Inc.	137,851	0.1
5,348 (1)	BigCommerce Holdings, Inc.	26,740	0.0
12,485 (1)	Bit Digital, Inc.	27,342	0.0
6,292 (1)(2)	Bitdeer Technologies Group - Class A	72,232	0.0
211 (1)	BK Technologies Corp.	9,944	0.0
2,734 (1)	Blackbaud, Inc.	175,550	0.1
3,959 (1)	Blackline, Inc.	224,159	0.1
15,995 (1)	Blend Labs, Inc. - Class A	52,783	0.0
9,727 (1)	Box, Inc. - Class A	332,372	0.2
5,293 (1)	Braze, Inc. - Class A	148,733	0.1
8,381 (1)(2)	C3.ai, Inc. - Class A	205,921	0.1
4,120 (1)	Calix, Inc.	219,143	0.1
3,131 (1)	Cerence, Inc.	31,967	0.0
1,676 (1)	CEVA, Inc.	36,838	0.0
18,466 (1)(2)	Cipher Mining, Inc.	88,267	0.1
19,402 (1)(2)	Cleanspark, Inc.	214,004	0.1
6,093	Clear Secure, Inc. - Class A	169,142	0.1
933 (1)	Clearfield, Inc.	40,501	0.0
17,258 (1)	Clearwater Analytics Holdings, Inc. - Class A	378,468	0.2
315	Climb Global Solutions, Inc.	33,677	0.0
3,317 (1)	Cohu, Inc.	63,819	0.0
15,009 (1)	CommScope Holding Co., Inc.	124,274	0.1
3,093 (1)	CommVault Systems, Inc.	539,203	0.3
3,231 (1)	CompoSecure, Inc. - Class A	45,525	0.0
1,459 (1)	Consensus Cloud Solutions, Inc.	33,644	0.0
19,315 (1)(2)	Core Scientific, Inc.	329,707	0.2
480 (1)	CoreCard Corp.	13,906	0.0
3,274 (1)	Corsair Gaming, Inc.	30,874	0.0

See Accompanying Notes to Financial Statements

90

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
3,011 (1)	Couchbase, Inc.	$73,408	0.0
10,296 (1)	Credo Technology Group Holding Ltd.	953,307	0.5
2,155	CTS Corp.	91,825	0.1
100 (1)	Daily Journal Corp.	42,225	0.0
2,978 (1)(2)	Daktronics, Inc.	45,027	0.0
1,805 (1)	Diebold Nixdorf, Inc.	99,997	0.1
2,590 (1)	Digi International, Inc.	90,287	0.1
1,133 (1)	Digimarc Corp.	14,967	0.0
7,147 (1)	Digital Turbine, Inc.	42,167	0.0
4,572 (1)	DigitalOcean Holdings, Inc.	130,576	0.1
3,210 (1)	Diodes, Inc.	169,777	0.1
2,614 (1)	Domo, Inc. - Class B	36,518	0.0
20,246 (1)	D-Wave Quantum, Inc.	296,401	0.2
14,216 (1)	E2open Parent Holdings, Inc.	45,918	0.0
4,403 (1)(2)	Eastman Kodak Co.	24,877	0.0
1,855 (1)	ePlus, Inc.	133,745	0.1
2,000 (1)	EverCommerce, Inc.	21,000	0.0
8,503 (1)	Evolv Technologies Holdings, Inc.	53,059	0.0
4,588 (1)	Expensify, Inc. - Class A	11,883	0.0
9,152 (1)	Extreme Networks, Inc.	164,278	0.1
2,534 (1)	Fabrinet	746,719	0.4
1,322 (1)	FARO Technologies, Inc.	58,062	0.0
9,578 (1)	Fastly, Inc. - Class A	67,621	0.0
5,262 (1)	Five9, Inc.	139,338	0.1
5,427 (1)	FormFactor, Inc.	186,743	0.1
556 (1)	Frequency Electronics, Inc.	12,627	0.0
14,244 (1)	Freshworks, Inc. - Class A	212,378	0.1
4,747 (1)	Grid Dynamics Holdings, Inc.	54,828	0.0
1,932	Hackett Group, Inc.	49,111	0.0
7,806 (1)	Harmonic, Inc.	73,923	0.0
6,560 (1)(2)	Hut 8 Corp.	122,016	0.1
1,702 (1)	I3 Verticals, Inc. - Class A	46,771	0.0
2,364 (1)	Ichor Holdings Ltd.	46,429	0.0
2,320	Immersion Corp.	18,282	0.0
1,817 (1)	Impinj, Inc.	201,814	0.1
13,678 (1)(2)	indie Semiconductor, Inc. - Class A	48,694	0.0
1,931 (1)	Insight Enterprises, Inc.	266,642	0.2
3,875 (1)	Intapp, Inc.	200,027	0.1
1,816	InterDigital, Inc.	407,202	0.2
16,671 (1)	IonQ, Inc.	716,353	0.4
3,171 (1)	Itron, Inc.	417,399	0.2
5,762 (1)	Jamf Holding Corp.	54,797	0.0
7,771 (1)	Kaltura, Inc.	15,620	0.0
1,931 (1)	Kimball Electronics, Inc.	37,133	0.0
6,045 (1)	Knowles Corp.	106,513	0.1
10,913 (1)	Kopin Corp.	16,697	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
3,599	Kulicke & Soffa Industries, Inc.	$124,525	0.1
1,114 (1)	Life360, Inc.	72,688	0.0
4,499 (1)	LiveRamp Holdings, Inc.	148,647	0.1
24,287 (1)(2)	Marathon Digital Holdings, Inc.	380,820	0.2
5,732 (1)	MaxLinear, Inc.	81,452	0.1
2,339 (1)	Mercurity Fintech Holding, Inc.	9,005	0.0
2,485 (1)	MeridianLink, Inc.	40,332	0.0
2,623	Methode Electronics, Inc.	24,945	0.0
17,741 (1)(2)	MicroVision, Inc.	20,225	0.0
14,730 (1)	Mirion Technologies, Inc.	317,137	0.2
3,410 (1)	Mitek Systems, Inc.	33,759	0.0
5,439 (1)	N-able, Inc.	44,056	0.0
2,466	Napco Security Technologies, Inc.	73,215	0.0
9,382 (1)	Navitas Semiconductor Corp.	61,452	0.0
5,126 (1)	NCR Atleos Corp.	146,245	0.1
10,078 (1)	NCR Corp.	118,215	0.1
763 (1)(2)	Neonode, Inc.	19,456	0.0
1,994 (1)	NETGEAR, Inc.	57,966	0.0
4,891 (1)	NetScout Systems, Inc.	121,346	0.1
6,238 (1)	NextNav, Inc.	94,818	0.1
3,619 (1)	nLight, Inc.	71,222	0.0
2,499 (1)	Novanta, Inc.	322,196	0.2
379	NVE Corp.	27,898	0.0
8,214 (1)	Olo, Inc. - Class A	73,105	0.0
2,755	OneSpan, Inc.	45,981	0.0
2,101 (1)	Ooma, Inc.	27,103	0.0
1,123 (1)	OSI Systems, Inc.	252,518	0.1
3,564 (1)	Ouster, Inc.	86,427	0.1
2,928 (1)(2)	Pagaya Technologies Ltd. - Class A	62,425	0.0
6,055 (1)	PagerDuty, Inc.	92,520	0.1
2,814 (1)	PAR Technology Corp.	195,207	0.1
860	PC Connection, Inc.	56,571	0.0
2,362 (1)	PDF Solutions, Inc.	50,500	0.0
4,324 (1)	Photronics, Inc.	81,421	0.1
1,883 (1)	Plexus Corp.	254,789	0.1
5,705 (1)	Porch Group, Inc.	67,262	0.0
3,971	Power Integrations, Inc.	221,979	0.1
8,789 (1)	Powerfleet, Inc. NJ	37,881	0.0
2,978	Progress Software Corp.	190,115	0.1
3,257 (1)	PROS Holdings, Inc.	51,005	0.0
4,335 (1)	Q2 Holdings, Inc.	405,713	0.2
2,560 (1)	Qualys, Inc.	365,747	0.2
8,103 (1)(2)	Quantum Computing, Inc.	155,334	0.1
7,555 (1)	Rambus, Inc.	483,671	0.3
4,415 (1)	Rapid7, Inc.	102,119	0.1
5,286 (1)	Red Cat Holdings, Inc.	38,482	0.0

See Accompanying Notes to Financial Statements

91

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
859	Red Violet, Inc.	$42,263	0.0
6,437 (1)(2)	Rezolve AI PLC	19,794	0.0
6,954 (1)	Ribbon Communications, Inc.	27,885	0.0
19,887 (1)(2)	Rigetti Computing, Inc.	235,860	0.1
4,010 (1)	Rimini Street, Inc.	15,118	0.0
23,088 (1)	Riot Platforms, Inc.	260,894	0.2
1,318 (1)	Rogers Corp.	90,257	0.1
3,696 (1)	Sanmina Corp.	361,580	0.2
2,247	Sapiens International Corp. NV	65,725	0.0
1,685 (1)	ScanSource, Inc.	70,450	0.0
3,248 (1)	SEMrush Holdings, Inc. - Class A	29,394	0.0
6,118 (1)	Semtech Corp.	276,166	0.2
2,255 (1)	Silicon Laboratories, Inc.	332,297	0.2
1,487 (1)	SiTime Corp.	316,850	0.2
2,003 (1)(2)	SkyWater Technology, Inc.	19,709	0.0
3,728 (1)(2)	SMART Global Holdings, Inc.	73,852	0.0
25,684 (1)(2)	SoundHound AI, Inc. - Class A	275,589	0.2
824 (1)	SoundThinking, Inc.	10,757	0.0
8,246 (1)	Sprinklr, Inc. - Class A	69,761	0.0
3,550 (1)	Sprout Social, Inc. - Class A	74,230	0.0
2,648 (1)	SPS Commerce, Inc.	360,366	0.2
2,722 (1)	Synaptics, Inc.	176,440	0.1
4,015 (1)	Telos Corp.	12,727	0.0
8,258 (1)	Tenable Holdings, Inc.	278,955	0.2
18,544 (1)(2)	Terawulf, Inc.	81,223	0.1
1,283 (1)(2)	TSS, Inc.	36,989	0.0
7,052 (1)	TTM Technologies, Inc.	287,863	0.2
625 (1)(2)	Tucows, Inc. - Class A	12,319	0.0
1,093 (1)	Turtle Beach Corp.	15,116	0.0
3,118 (1)	Ultra Clean Holdings, Inc.	70,373	0.0
4,802 (1)	Unisys Corp.	21,753	0.0
7,674 (1)	Varonis Systems, Inc.	389,455	0.2
4,029 (1)	Veeco Instruments, Inc.	81,869	0.1
4,249 (1)	Verint Systems, Inc.	83,578	0.1
4,551 (1)	Vertex, Inc. - Class A	160,810	0.1
1,165 (1)	Viant Technology, Inc. - Class A	15,413	0.0
8,079 (1)	Viasat, Inc.	117,953	0.1
15,331 (1)	Viavi Solutions, Inc.	154,383	0.1
8,512	Vishay Intertechnology, Inc.	135,171	0.1
916 (1)	Vishay Precision Group, Inc.	25,740	0.0
4,694 (1)	Vuzix Corp.	13,706	0.0
4,068 (1)	Weave Communications, Inc.	33,846	0.0
3,537 (1)	Workiva, Inc.	242,108	0.1
8,136 (2)	Xerox Holdings Corp.	42,877	0.0
3,296 (1)	Xperi, Inc.	26,071	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
7,746 (1)	Yext, Inc.	$65,841	0.0
13,170 (1)	Zeta Global Holdings Corp. - Class A	204,003	0.1
		26,424,697	14.4

	Materials: 3.7%
1,972	AdvanSix, Inc.	46,835	0.0
815 (1)	Alpha Metallurgical Resources, Inc.	91,671	0.1
6,104 (1)	American Battery Technology Co.	9,888	0.0
2,504	American Vanguard Corp.	9,816	0.0
10,976	Ardagh Metal Packaging SA	46,977	0.0
2,607 (1)	Arq, Inc.	14,000	0.0
4,030 (1)	ASP Isotopes, Inc.	29,661	0.0
4,659 (1)	Aspen Aerogels, Inc.	27,581	0.0
6,375	Avient Corp.	205,976	0.1
2,300	Balchem Corp.	366,160	0.2
3,770	Cabot Corp.	282,750	0.2
1,411	Caledonia Mining Corp. PLC	27,261	0.0
3,672 (1)	Century Aluminum Co.	66,169	0.0
10,441	Chemours Co.	119,549	0.1
1,231 (1)	Clearwater Paper Corp.	33,532	0.0
44,934 (1)	Coeur Mining, Inc.	398,115	0.2
7,884	Commercial Metals Co.	385,606	0.2
2,474 (1)	Compass Minerals International, Inc.	49,703	0.0
9,978 (1)	Constellium SE	132,707	0.1
751 (1)	Contango ORE, Inc.	14,629	0.0
2,347 (1)	Critical Metals Corp.	8,402	0.0
6,600 (1)	Dakota Gold Corp.	24,354	0.0
8,405 (1)	Ecovyst, Inc.	69,173	0.0
8,727	Ferroglobe PLC	32,028	0.0
1,054 (1)	Flotek Industries, Inc.	15,557	0.0
2,735 (1)(2)	Ginkgo Bioworks Holdings, Inc.	30,769	0.0
2,095	Greif, Inc. - Class A	136,154	0.1
1,378	Hawkins, Inc.	195,814	0.1
3,810	HB Fuller Co.	229,171	0.1
41,870	Hecla Mining Co.	250,801	0.1
971 (1)	Idaho Strategic Resources, Inc.	12,701	0.0
2,547 (1)	Ingevity Corp.	109,750	0.1
1,742	Innospec, Inc.	146,485	0.1
851 (1)	Intrepid Potash, Inc.	30,406	0.0
6,068 (1)	Ivanhoe Electric, Inc. / US	55,037	0.0
1,122	Kaiser Aluminum Corp.	89,648	0.1
4,004 (1)	Knife River Corp.	326,887	0.2
1,508	Koppers Holdings, Inc.	48,482	0.0
2,779 (1)	Lifezone Metals Ltd.	11,449	0.0
4,022 (1)	LSB Industries, Inc.	31,372	0.0
2,341 (1)(2)	Magnera Corp.	28,279	0.0
1,450	Materion Corp.	115,086	0.1
3,784	Mativ Holdings, Inc.	25,807	0.0

See Accompanying Notes to Financial Statements

92

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
5,067 (1)	Metals Acquisition Ltd. - Class A	$61,260	0.0
2,237	Minerals Technologies, Inc.	123,192	0.1
2,814	Myers Industries, Inc.	40,775	0.0
3,887 (1)	NioCorp Developments Ltd.	9,057	0.0
17,573 (1)	Novagold Resources, Inc.	71,874	0.1
10,720 (1)	O-I Glass, Inc.	158,013	0.1
773	Olympic Steel, Inc.	25,192	0.0
4,137	Orion SA	43,397	0.0
9,874 (1)	Perimeter Solutions, Inc.	137,446	0.1
3,253 (1)	Perpetua Resources Corp.	39,491	0.0
1,581 (1)	Piedmont Lithium, Inc.	9,201	0.0
9,137 (1)(2)	PureCycle Technologies, Inc.	125,177	0.1
967	Quaker Chemical Corp.	108,246	0.1
2,522	Ramaco Resources, Inc. - Class A	33,139	0.0
3,577 (1)	Ranpak Holdings Corp.	12,770	0.0
4,848 (1)	Rayonier Advanced Materials, Inc.	18,665	0.0
2,020	Ryerson Holding Corp.	43,571	0.0
1,930	Schnitzer Steel Industries, Inc. - Class A	57,302	0.0
2,956	Sensient Technologies Corp.	291,225	0.2
1,599 (1)	Solesence, Inc.	6,972	0.0
14,390 (1)	SSR Mining, Inc.	183,329	0.1
1,527	Stepan Co.	83,344	0.1
5,941	SunCoke Energy, Inc.	51,033	0.0
2,396	Sylvamo Corp.	120,040	0.1
2,972 (1)	TimkenSteel Corp.	45,799	0.0
1,914	Titan America SA	23,887	0.0
2,417 (1)	Tredegar Corp.	21,270	0.0
2,744	TriMas Corp.	78,506	0.1
2,489	Trinseo PLC	7,766	0.0
8,385	Tronox Holdings PLC	42,512	0.0
6,494 (1)(2)	United States Antimony Corp.	14,157	0.0
772	United States Lime & Minerals, Inc.	77,046	0.1
854 (1)(2)	US Gold Corp.	10,419	0.0
3,636	Warrior Met Coal, Inc.	166,638	0.1
2,363	Worthington Steel, Inc.	70,488	0.1
		6,794,397	3.7

	Real Estate: 5.9%
9,156	Acadia Realty Trust	170,027	0.1
5,250	Alexander & Baldwin, Inc.	93,608	0.1
181	Alexander's, Inc.	40,783	0.0
3,761	American Assets Trust, Inc.	74,280	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
11,181	American Healthcare REIT, Inc.	$410,790	0.2
7,764 (1)	Anywhere Real Estate, Inc.	28,106	0.0
9,999	Apartment Investment and Management Co. - Class A	86,491	0.1
15,431	Apple Hospitality REIT, Inc.	180,080	0.1
5,768	Armada Hoffler Properties, Inc.	39,626	0.0
5,153	Braemar Hotels & Resorts, Inc.	12,625	0.0
12,329	Brandywine Realty Trust	52,891	0.0
13,123	Broadstone Net Lease, Inc.	210,624	0.1
13,261	CareTrust REIT, Inc.	405,787	0.2
1,696	CBL & Associates Properties, Inc.	43,061	0.0
1,225	Centerspace	73,733	0.0
3,808	Chatham Lodging Trust	26,542	0.0
3,795	City Office REIT, Inc.	20,265	0.0
2,078	Community Healthcare Trust, Inc.	34,557	0.0
31,978 (1)	Compass, Inc. - Class A	200,822	0.1
7,930	COPT Defense Properties	218,709	0.1
2,333	CTO Realty Growth, Inc.	40,268	0.0
6,834	Curbline Properties Corp.	156,020	0.1
16,118 (1)	Cushman & Wakefield PLC	178,426	0.1
14,308	DiamondRock Hospitality Co.	109,599	0.1
16,426	Diversified Healthcare Trust	58,805	0.0
5,544 (1)	Douglas Elliman, Inc.	12,862	0.0
11,262	Douglas Emmett, Inc.	169,380	0.1
2,808	Easterly Government Properties, Inc.	62,338	0.0
6,260	Elme Communities	99,534	0.1
9,799	Empire State Realty Trust, Inc. - Class A	79,274	0.1
13,732	Essential Properties Realty Trust, Inc.	438,188	0.2
5,826	eXp World Holdings, Inc.	53,017	0.0
3,535	Farmland Partners, Inc.	40,688	0.0
1,604 (1)	Forestar Group, Inc.	32,080	0.0
7,009	Four Corners Property Trust, Inc.	188,612	0.1
1,192 (1)	FRP Holdings, Inc.	32,053	0.0
3,788	Getty Realty Corp.	104,700	0.1
3,414	Gladstone Commercial Corp.	48,923	0.0

See Accompanying Notes to Financial Statements

93

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
2,650	Gladstone Land Corp.	$26,951	0.0
4,797	Global Medical REIT, Inc.	33,243	0.0
13,898	Global Net Lease, Inc.	104,930	0.1
22,483	Hudson Pacific Properties, Inc.	61,603	0.0
16,065	Independence Realty Trust, Inc.	284,190	0.2
5,111	Industrial Logistics Properties Trust	23,255	0.0
1,949	Innovative Industrial Properties, Inc.	107,624	0.1
5,566	InvenTrust Properties Corp.	152,508	0.1
5,739	JBG SMITH Properties	99,285	0.1
8,722	Kennedy-Wilson Holdings, Inc.	59,310	0.0
15,257	Kite Realty Group Trust	345,571	0.2
19,901	L.P. Industrial Trust	164,382	0.1
3,261	LTC Properties, Inc.	112,863	0.1
17,715	Macerich Co.	286,629	0.2
1,848	Marcus & Millichap, Inc.	56,752	0.0
3,252	National Health Investors, Inc.	228,030	0.1
1,183 (1)	NET Lease Office Properties	38,507	0.0
5,775	NetSTREIT Corp.	97,771	0.1
9,538	Newmark Group, Inc. - Class A	115,887	0.1
1,708	NexPoint Residential Trust, Inc.	56,911	0.0
1,762	One Liberty Properties, Inc.	42,041	0.0
9,829	Outfront Media, Inc.	160,409	0.1
13,714	Paramount Group, Inc.	83,655	0.1
2,853	Peakstone Realty Trust	37,688	0.0
8,241	Pebblebrook Hotel Trust	82,328	0.1
8,769	Phillips Edison & Co., Inc.	307,178	0.2
8,956	Piedmont Office Realty Trust, Inc. - Class A	65,289	0.0
3,071	Plymouth Industrial REIT, Inc.	49,320	0.0
5,484	PotlatchDeltic Corp.	210,421	0.1
7,777 (1)	Real Brokerage, Inc.	35,074	0.0
10,517	RLJ Lodging Trust	76,564	0.1
1,410	RMR Group, Inc. - Class A	23,053	0.0
4,061	Ryman Hospitality Properties, Inc.	400,699	0.2
16,610	Sabra Health Care REIT, Inc.	306,288	0.2
4,181	Safehold, Inc.	65,056	0.0
1,234	Saul Centers, Inc.	42,129	0.0
12,471	Service Properties Trust	29,806	0.0
4,032	Sila Realty Trust, Inc.	95,437	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
3,612	SITE Centers Corp.	$40,852	0.0
4,984	SL Green Realty Corp.	308,510	0.2
1,945 (2)	Smartstop Self Storage REIT, Inc.	70,467	0.0
2,700	St Joe Co.	128,790	0.1
639 (1)	Stratus Properties, Inc.	12,064	0.0
7,579	Summit Hotel Properties, Inc.	38,577	0.0
13,781	Sunstone Hotel Investors, Inc.	119,619	0.1
7,779	Tanger Factory Outlet Centers, Inc.	237,882	0.1
1,675 (1)	Tejon Ranch Co.	28,408	0.0
7,064	Terreno Realty Corp.	396,078	0.2
5,759	UMH Properties, Inc.	96,694	0.1
16,950	Uniti Group, Inc.	73,224	0.0
1,140	Universal Health Realty Income Trust	45,566	0.0
8,842	Urban Edge Properties	164,992	0.1
5,766	Veris Residential, Inc.	85,856	0.1
3,944	Whitestone REIT	49,221	0.0
7,161	Xenia Hotels & Resorts, Inc.	90,014	0.1
		10,883,625	5.9

	Utilities: 3.1%
4,004	ALLETE, Inc.	256,536	0.1
2,696	American States Water Co.	206,675	0.1
5,542	Avista Corp.	210,319	0.1
4,995	Black Hills Corp.	280,219	0.2
8,423	Brookfield Infrastructure Corp. - Class A	350,397	0.2
4,244 (1)	Cadiz, Inc.	12,690	0.0
4,150	California Water Service Group	188,742	0.1
1,636	Chesapeake Utilities Corp.	196,680	0.1
1,198	Consolidated Water Co. Ltd.	35,964	0.0
1,586	Genie Energy Ltd. - Class B	42,632	0.0
12,248 (1)	Hawaiian Electric Industries, Inc.	130,196	0.1
2,602	MGE Energy, Inc.	230,121	0.1
1,285	Middlesex Water Co.	69,621	0.0
5,592 (1)	Montauk Renewables, Inc.	12,414	0.0
7,085	New Jersey Resources Corp.	317,550	0.2
2,896	Northwest Natural Holding Co.	115,029	0.1
4,281	NorthWestern Corp.	219,615	0.1
7,214 (1)	Oklo, Inc.	403,912	0.2
4,167	ONE Gas, Inc.	299,441	0.2
4,264	Ormat Technologies, Inc.	357,153	0.2
2,852	Otter Tail Corp.	219,861	0.1
6,408	PNM Resources, Inc.	360,898	0.2

See Accompanying Notes to Financial Statements

94

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
7,529	Portland General Electric Co.	$305,903	0.2
1,843 (1)	Pure Cycle Corp.	19,757	0.0
2,336	SJW Group	121,402	0.1
4,550	Southwest Gas Holdings, Inc.	338,474	0.2
4,041	Spire, Inc.	294,953	0.2
1,252	Unitil Corp.	65,292	0.0
1,281	York Water Co.	40,480	0.0
		5,702,926	3.1

	Total Common Stock (Cost $153,972,483)	179,079,283	97.3

RIGHTS: 0.0%
	Health Care: 0.0%
18,730 (3)(4)	Cartesian Therapeutics, Inc. CVR	3,371	0.0
8,741 (3)(4)	Chinook Therapeutics, Inc. CVR	3,409	0.0
3,559 (3)(4)	Inhibrx, Inc. CVR	14,628	0.0
		21,408	0.0

	Total Rights (Cost $—)	21,408	0.0

WARRANTS: 0.0%
	Health Care: 0.0%
165	Pulse Biosciences, Inc.	1,008	0.0

	Total Warrants (Cost $—)	1,008	0.0

	Total Long-Term Investments (Cost $153,972,483)	179,101,699	97.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.2%
	Repurchase Agreements: 3.4%
1,748,942 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,749,152, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 6.500%, Market Value plus accrued interest $1,783,921, due 06/01/30-02/01/57)	1,748,942	0.9
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,074,477 (5)	CF Secured LLC, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,074,606, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,096,213, due 05/23/28-12/01/63)	$1,074,477	0.6
1,748,942 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,749,152, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $1,783,921, due 08/15/34-06/01/55)	1,748,942	1.0
1,725,390 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,725,598, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,759,898, due 03/01/34-05/01/55)	1,725,390	0.9
	Total Repurchase Agreements (Cost $6,297,751)	6,297,751	3.4

	Time Deposits: 0.6%
170,000 (5)	Canadian Imperial Bank of Commerce, 4.320%, 07/01/2025	170,000	0.1

See Accompanying Notes to Financial Statements

95

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
170,000 (5)	Credit Agricole Corporate and Investment Bank, 4.310%, 07/01/2025	$170,000	0.1
170,000 (5)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 07/01/2025	170,000	0.1
170,000 (5)	Mizuho Bank Ltd., 4.330%, 07/01/2025	170,000	0.1
170,000 (5)	Royal Bank of Canada, 4.330%, 07/01/2025	170,000	0.1
170,000 (5)	Svenska Handelsbanken AB, 4.300%, 07/01/2025	170,000	0.1
	Total Time Deposits (Cost $1,020,000)	1,020,000	0.6
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
4,126,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $4,126,000)	$4,126,000	2.2

	Total Short-Term Investments (Cost $11,443,751)	11,443,751	6.2

	Total Investments in Securities (Cost $165,416,234)	$190,545,450	103.5

	Liabilities in Excess of Other Assets	(6,497,706)	(3.5)
	Net Assets	$184,047,744	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2025, the Portfolio held restricted securities with a fair value of $21,408 or —% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

96

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$4,734,583	$—	$—	$4,734,583
Consumer Discretionary	17,979,415	—	—	17,979,415
Consumer Staples	4,080,830	—	—	4,080,830
Energy	8,807,185	—	—	8,807,185
Financials	34,479,751	—	—	34,479,751
Health Care	28,575,761	—	13,556	28,589,317
Industrials	30,602,557	—	—	30,602,557
Information Technology	26,424,697	—	—	26,424,697
Materials	6,794,397	—	—	6,794,397
Real Estate	10,883,625	—	—	10,883,625
Utilities	5,702,926	—	—	5,702,926
Total Common Stock	179,065,727	—	13,556	179,079,283
Rights	—	—	21,408	21,408
Warrants	—	1,008	—	1,008
Short-Term Investments	4,126,000	7,317,751	—	11,443,751
Total Investments, at fair value	$183,191,727	$7,318,759	$34,964	$190,545,450
Other Financial Instruments+
Futures	110,024	—	—	110,024
Total Assets	$183,301,751	$7,318,759	$34,964	$190,655,474

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2025, Voya VACS Index Series SC Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Cartesian Therapeutics, Inc. CVR	12/12/2023	$—	$3,371
Chinook Therapeutics, Inc. CVR	8/14/2023	—	3,409
Inhibrx, Inc. CVR	5/31/2024	—	14,628
		$—	$21,408

At June 30, 2025, the following futures contracts were outstanding for Voya VACS Index Series SC Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
E-mini Russell 2000 Index	48	09/19/25	$5,260,080	$110,024
			$5,260,080	$110,024

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

See Accompanying Notes to Financial Statements

97

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$110,024
Total Asset Derivatives		$110,024

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(788,113)
Total	$(788,113)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$451,054
Total	$451,054

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $167,811,622.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$42,554,839
Gross Unrealized Depreciation	(19,710,987)
Net Unrealized Appreciation	$22,843,852

See Accompanying Notes to Financial Statements

98

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Investment Adviser	Custodian
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Placement Agent	Legal Counsel
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc. 103 Bellevue Parkway Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

221498 (0625)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $172,891 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Portfolios, Inc.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: September 5, 2025

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: September 5, 2025